UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

Information Classification: Confidential

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶	iShares Short Maturity Bond ETF | NEAR | Cboe BZX

▶	iShares Short Maturity Municipal Bond ETF | MEAR | Cboe BZX

▶	iShares Ultra Short-Term Bond ETF | ICSH | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Short Maturity Bond ETF

Investment Objective

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.61%	2.73%	1.44%	1.42%	2.73%	7.40%	8.23%
Fund Market	1.57	2.71	1.42	1.42	2.71	7.28	8.20
Bloomberg Barclays Short-Term Government/Corporate Index	1.41	2.48	1.01	0.93	2.48	5.17	5.32

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Barclays Short-Term Government/Corporate Index an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.10	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	53.4%
Asset-Backed Securities	29.9
Collaterized Mortgage Obligations	5.8
Commercial Paper	5.8
U. S. Government & Agency Obligations	2.8
Certificates of Deposit	1.8
Repurchase Agreements	0.5

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	26.3%
Aa	6.6
A	16.8
Baa	28.0
Ba	1.0
P-1	2.6
P-2	4.9
P-3	0.7
Not Rated	13.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Short Maturity Municipal Bond ETF

Investment Objective

The iShares Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.15%	2.01%	1.01%	2.01%	4.28%
Fund Market	1.01	1.95	1.00	1.95	4.24
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	1.59	2.35	1.02	2.35	4.30

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.50	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AA	8.3%
AA-	0.9
A+	4.8
A	20.0
A-	6.1
BBB+	16.9
BBB	0.6
Not Rated	42.4

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New Jersey	23.8%
New York	17.6
Illinois	9.1
Texas	7.2
Connecticut	5.3
Kansas	4.0
Ohio	3.8
Florida	2.9
Iowa	2.6
Kentucky	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® Ultra Short-Term Bond ETF

Investment Objective

The iShares Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.65%	2.94%	1.32%	1.27%	2.94%	6.76%	7.01%
Fund Market	1.63	3.00	1.30	1.27	3.00	6.69	7.05
ICE BofAML 6-Month US Treasury Bill Index	1.29	2.33	0.94	0.88	2.33	4.77	4.85

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

The ICE BofAML 6-Month US Treasury Bill Index is an unmanaged index that measures the performance of government securities with less than 6 months remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

	Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.50	$0.40		$1,000.00	$1,024.40	$0.40		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	43.4%
Commercial Paper	35.6
Certificates of Deposit	15.2
Repurchase Agreements	4.8
Asset-Backed Securities	1.0

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.5%
Aa	17.5
A	25.8
Baa	3.3
P-1	27.6
P-2	23.1
Not Rated	2.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Adams Mill CLO Ltd., Series 2014-1A, Class A2, 3.70%, 07/15/26 (Call 07/15/19), (3 mo. LIBOR US + 1.100%)(a)(b)	$5,388	$5,387,411
Ally Auto Receivables Trust
1.75%, 12/15/21 (Call 01/15/21)	8,720	8,674,676
2.85%, 03/15/22 (Call 09/15/22)	32,000	32,055,856
Class A2, 2.72%, 05/17/21 (Call 09/15/21)	26,663	26,671,526
ALM VII Ltd., Series 2012-7A, Class A1R, 4.08%, 10/15/28 (Call 07/15/19), (3 mo. LIBOR US + 1.480%)(a)(b)	9,000	9,012,479
ALM XII Ltd., Class A1R, 3.49%, 04/16/27, (3 mo. LIBOR US + 0.890%)(a)(b)	3,735	3,722,455
ALM XVII Ltd., Class A1AR, 3.53%, 01/15/28 (Call 07/15/19), (3 mo. LIBOR US + 0.930%)(a)(b)	22,500	22,450,678
American Express Credit Account Master Trust
1.77%, 11/15/22	60,595	60,166,618
2.67%, 10/17/22	3,875	3,877,826
Series 2017-1, Class A, 1.93%, 09/15/22	29,038	28,892,157
Series 2017-4, Class A, 1.64%, 12/15/21	44,130	44,113,451
AmeriCredit Automobile Receivables Trust
2.93%, 06/20/22 (Call 02/18/23)	31,950	32,002,481
3.11%, 01/18/22 (Call 12/18/22)	44,996	45,082,326
Class A2, 2.71%, 07/19/21 (Call 05/18/22)	6,235	6,235,341
Series 2016-4, Class A3, 1.53%, 07/08/21 (Call 02/08/21)	8,256	8,238,490
Series 2017-1, Class A3, 1.87%, 08/18/21 (Call 05/18/21)	474	473,035
Series 2017-3, Class A3, 1.90%, 03/18/22 (Call 09/18/21)	19,200	19,110,866
Anchorage Capital CLO 7 Ltd., 3.56%, 10/15/27 (Call 07/15/19), (3 mo. LIBOR US + 0.960%)(a)(b)	10,740	10,706,093
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class A, 3.77%, 04/15/27 (Call 11/15/19), (1 mo. LIBOR US + 1.300%)(a)(b)	12,170	12,201,846
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, 3.78%, 04/17/26 (Call 07/17/19), (3 mo. LIBOR US + 1.190%)(a)(b)	6,172	6,179,634
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 3.51%, 11/17/27 (Call 05/17/19), (3 mo. LIBOR US + 0.830%)(a)(b)	15,411	15,300,918
Atlas Senior Loan Fund IV Ltd., Class A1RR, 3.36%, 02/17/26 (Call 05/15/19), (3 mo. LIBOR US + 0.680%)(a)(b)	2,699	2,691,617
Avery Point IV CLO Ltd., 3.68%, 04/25/26 (Call 07/25/19), (3 mo. LIBOR US + 1.100%)(a)(b)	4,560	4,561,268
BA Credit Card Trust
1.84%, 01/17/23	10,000	9,914,792
Class A1, 1.95%, 08/15/22	46,700	46,479,095
BlueMountain CLO Ltd., 3.69%, 11/20/28 (Call 11/20/19), (3 mo. LIBOR US + 1.050%)(a)(b)	11,310	11,287,715
BMW Floorplan Master Owner Trust, Class A2, 2.79%, 05/15/23, (1 mo. LIBOR US + 0.320%)(a)(b)	21,060	21,060,015
BMW Vehicle Owner Trust
1.16%, 11/25/20 (Call 05/25/20)	11,005	10,964,789
1.37%, 12/27/22 (Call 05/25/20)	8,735	8,643,881
Cabela’s Credit Card Master Note Trust, Series 2014-2, Class A, 2.92%, 07/15/22, (1 mo. LIBOR US + 0.450%)(b)	3,500	3,501,946

Security	Par (000)	Value
Capital One Multi-Asset Execution Trust
1.33%, 06/15/22	$2,360	$2,351,469
1.34%, 04/15/22	26,320	26,274,743
Class A6, 1.82%, 09/15/22	10,107	10,067,714
Series 2017-A1, Class A1, 2.00%, 01/17/23	45,848	45,619,649
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3.49%, 01/18/29 (Call 07/18/19), (3 mo. LIBOR US + 0.890%)(a)(b)	6,210	6,176,573
CarMax Auto Owner Trust
1.68%, 09/15/21 (Call 06/15/20)	12,349	12,241,161
1.88%, 06/15/21 (Call 03/15/20)	16,435	16,344,266
Class A2A, 3.02%, 07/15/22 (Call 12/15/22)	24,550	24,633,522
Series 2018-2, Class A2, 2.73%, 08/16/21 (Call 02/15/22)	7,977	7,981,375
Catamaran CLO Ltd., 3.49%, 04/22/27 (Call 07/22/19), (3 mo. LIBOR US + 0.900%)(a)(b)	4,220	4,205,754
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 3.83%, 06/09/30 (Call 06/09/19), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	7,995,014
Cedar Funding VI CLO Ltd., Class AR, 3.68%, 10/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,463,209
Chase Issuance Trust, Series 2016-A1, Class A, 2.88%, 05/15/21, (1 mo. LIBOR US + 0.410%)(b)	36,750	36,754,050
Chesapeake Funding II LLC
Series 2016-1A, Class A2, 3.62%, 03/15/28, (1 mo. LIBOR US + 1.150%)(a)(b)	2,492	2,495,031
Series 2016-2A, Class A2, 3.47%, 06/15/28 (Call 10/15/19), (1 mo. LIBOR US + 1.000%)(a)(b)	3,205	3,210,423
CIFC Funding Ltd.
Class A, 3.83%, 04/20/30, (3 mo. LIBOR US + 1.240%)(a)(b)	6,375	6,371,038
Class A1A, 3.72%, 10/17/30 (Call 10/17/20), (3 mo. LIBOR US + 1.130%)(a)(b)	15,175	15,124,164
Series 2015-2A, Class AR, 3.38%, 04/15/27 (Call 07/15/19), (3 mo. LIBOR US + 0.780%)(a)(b)	17,000	16,934,541
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6, 2.15%, 07/15/21	6,950	6,943,050
Series 2016-A1, Class A1, 1.75%, 11/19/21	23,370	23,268,312
Series 2017-A9, Class A9, 1.80%, 09/20/21	14,535	14,489,206
CNH Equipment Trust
Class A2, 2.96%, 05/16/22 (Call 01/15/23)	12,530	12,564,925
Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 08/15/21)	19,320	19,183,732
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12%, 12/15/21	11,230	11,222,298
Drive Auto Receivables Trust
3.04%, 03/15/23 (Call 11/15/22)	15,540	15,585,669
3.08%, 07/15/21 (Call 08/15/22)	27,697	27,716,916
3.08%, 09/15/21 (Call 08/15/22)	23,579	23,617,549
Class A3, 3.01%, 11/15/21 (Call 03/15/21)	29,500	29,511,504
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3.50%, 04/15/29 (Call 10/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,193,068
Enterprise Fleet Financing LLC
2.13%, 07/20/22 (Call 02/20/20)(a)	1,287	1,283,865
2.13%, 05/22/23(a)	5,288	5,262,247
Series 2017-2, Class A2, 1.97%, 01/20/23(a)	8,883	8,849,747
Ford Credit Auto Owner Trust, 1.22%, 03/15/21 (Call 08/15/20)	3,840	3,819,461

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ford Credit Floorplan Master Owner Trust 2.84%, 03/15/24	$26,550	$26,646,942
Series 2016-3, Class A2, 3.09%, 07/15/21, (1 mo. LIBOR US + 0.620%)(b)	10,000	10,009,006
Ford Credit Floorplan Master Owner Trust A, 2.09%, 03/15/22(a)	2,560	2,545,932
GM Financial Consumer Automobile Receivables Trust, Class A2, 2.93%, 11/16/21 (Call 08/16/22)	20,136	20,170,736
GoldenTree Loan Opportunities IX Ltd., Class AR2, 3.69%, 10/29/29 (Call 10/29/20), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,645,828
Halcyon Loan Advisors Funding Ltd., Class AR, 3.66%, 07/25/27 (Call 07/25/19), (3 mo. LIBOR US + 1.080%)(a)(b)	16,185	16,174,320
Honda Auto Receivables Owner Trust 1.68%, 08/16/21	27,280	27,115,159
2.98%, 05/17/21 (Call 02/15/22)	23,000	23,058,691
Class A4, 3.16%, 08/19/24 (Call 11/18/21)	5,705	5,787,173
Series 2016-2, Class A3, 1.39%, 04/15/20 (Call 08/15/19)	926	925,064
Series 2016-2, Class A4, 1.62%, 08/15/22 (Call 08/15/19)	18,000	17,948,052
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21 (Call 01/15/21)	9,641	9,589,414
LCM XX LP, Class AR, 3.63%, 10/20/27 (Call 07/20/19), (3 mo. LIBOR US + 1.040%)(a)(b)	13,750	13,746,722
LCM Xxiv Ltd., Series 24A, Class A, 3.90%, 03/20/30 (Call 07/20/19), (3 mo. LIBOR US + 1.310%)(a)(b)	2,000	1,994,642
LoanCore Issuer Ltd., Class A, 3.60%, 05/15/28 (Call 05/15/20), (1 mo. LIBOR US + 1.130%)(a)(b)	9,450	9,455,062
Madison Park Funding X Ltd., Series 2012-10A, Class AR, 4.04%, 01/20/29 (Call 07/20/19), (3 mo. LIBOR US + 1.450%)(a)(b)	6,250	6,254,509
Madison Park Funding XIII Ltd., Class AR2, 3.54%, 04/19/30 (Call 07/19/19), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,981,682
Marathon CRE Ltd., Class A, 3.62%, 06/15/28 (Call 06/15/20), (1 mo. LIBOR US + 1.150%)(a)(b)	20,640	20,660,933
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.26%, 02/16/21 (Call 06/15/20)	2,861	2,848,633
Mercedes-Benz Master Owner Trust
Class A, 2.81%, 05/15/23, (1 mo. LIBOR US + 0.340%)(a)(b)	21,820	21,838,366
Series 2016-BA, Class A, 3.17%, 05/17/21, (1 mo. LIBOR US + 0.700%)(a)(b)	11,375	11,377,241
Series 2017-BA, Class A, 2.89%, 05/16/22, (1 mo. LIBOR US + 0.420%)(a)(b)	14,540	14,564,251
Navient Private Education Loan Trust Class A1, 2.82%, 12/15/59 (Call 02/15/28), (1 mo. LIBOR US + 0.350%)(a)(b)	10,718	10,715,819
Series 2014-CT, Class A, 3.17%, 09/16/24 (Call 08/15/21), (1 mo. LIBOR US + 0.700%)(a)(b)	638	638,010
Navient Private Education Refi Loan Trust 3.03%, 01/15/43 (Call 11/15/27)(a)	7,051	7,080,684
Class A1, 2.77%, 12/15/59 (Call 01/15/29), (1 mo. LIBOR US + 0.300%)(a)(b)	10,617	10,611,537
Class A1, 3.01%, 06/16/42 (Call 09/15/26)(a)	20,147	20,194,560
Navient Student Loan Trust, Series 2015-2, Class A2, 2.90%, 08/27/29 (Call 08/25/27), (1 mo. LIBOR US + 0.420%)(b)	913	913,452

Security	Par (000)	Value
Nissan Auto Receivables Owner Trust 1.18%, 01/15/21 (Call 09/15/20)	$2,523	$2,509,252
1.75%, 10/15/21 (Call 06/15/21)	11,595	11,523,351
2.82%, 01/18/22 (Call 01/15/23)	30,000	30,053,754
Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	8,096	8,063,080
Nissan Master Owner Trust Receivables
3.03%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	23,950	24,048,221
Class A, 2.79%, 10/17/22, (1 mo. LIBOR US + 0.320%)(b)	13,535	13,546,537
Series 2016-A, Class A1, 3.11%, 06/15/21, (1 mo. LIBOR US + 0.640%)(b)	18,500	18,511,749
Series 2017-B, Class A, 2.90%, 04/18/22, (1 mo. LIBOR US + 0.430%)(b)	22,513	22,545,657
NLY Commercial Mortgage Trust, 3.77%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,298,095
OCP CLO Ltd., Class A1R, 3.72%, 10/18/28 (Call 10/18/19), (3 mo. LIBOR US + 1.120%)(a)(b)	17,210	17,199,099
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, 3.60%, 10/20/25, (3 mo. LIBOR US + 1.010%)(a)(b)	649	650,138
OneMain Direct Auto Receivables Trust, 2.31%, 12/14/21 (Call 10/14/20)(a)	23,992	23,922,764
OneMain Financial Issuance Trust, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,731,579
OZLM VIII Ltd., 3.76%, 10/17/29 (Call 10/17/20), (3 mo. LIBOR US + 1.170%)(a)(b)	2,500	2,482,500
Palmer Square Loan Funding Ltd. 3.44%, 01/20/27 (Call 01/20/20), (3 mo. LIBOR US + 0.850%)(a)(b)	34,165	34,047,636
Class A1, 3.58%, 11/15/26 (Call 11/15/19), (3 mo. LIBOR US + 0.900%)(a)(b)	12,707	12,661,765
PFS Financing Corp. 3.02%, 04/15/24 (Call 05/15/22), (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	40,000,000
Series 2017-C, Class A, 2.94%, 10/15/21, (1 mo. LIBOR US + 0.470%)(a)(b)	14,850	14,836,721
Regatta VI Funding Ltd., 3.67%, 07/20/28 (Call 07/20/19), (3 mo. LIBOR US + 1.080%)(a)(b)	15,130	15,062,998
Santander Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.87%, 06/15/21 (Call 03/15/21)	2,125	2,124,342
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 2.81%, 06/15/23 (Call 03/15/28), (3 mo. LIBOR US + 0.200%)(b)	5,039	5,035,810
SLM Private Education Loan Trust
Series 2011-C, Class A2A, 5.72%, 10/17/44 (Call 10/15/20), (1 mo. LIBOR US + 3.250%)(a)(b)	386	389,785
Series 2013-C, Class A2B, 3.87%, 10/15/31 (Call 02/15/21), (1 mo. LIBOR US + 1.400%)(a)(b)	3,220	3,227,113
SLM Student Loan Trust, Series 2011-2, Class A1, 3.08%, 11/25/27 (Call 11/25/31), (1 mo. LIBOR US + 0.600%)(b)	357	358,042
SMB Private Education Loan Trust
2.96%, 02/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	19,660	19,667,658
Class A1, 2.77%, 09/15/25, (1 mo. LIBOR US + 0.300%)(a)(b)	13,677	13,676,491
Class A1, 2.79%, 12/16/24, (1 mo. LIBOR US + 0.320%)(a)(b)	3,470	3,467,529
Class A1, 2.82%, 03/16/26, (1 mo. LIBOR US + 0.350%)(a)(b)	4,561	4,563,128
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 05/15/27)(a)	8,614	8,555,402

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Series 2017-A, Class A2B, 3.37%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	$28,218	$28,291,137
Series 2017-B, Class A1, 2.74%, 06/17/24, (1 mo. LIBOR US + 0.270%)(a)(b)	988	987,682
SoFi Professional Loan Program LLC
Series 16-C, Class A1, 3.58%, 10/27/36 (Call 09/25/24), (1 mo. LIBOR US + 1.100%)(a)(b)	2,456	2,488,356
Series 2014-A, Class A1, 4.08%, 06/25/25 (Call 07/25/19), (1 mo. LIBOR US + 1.600%)(a)(b)	143	143,495
Series 2014-B, Class A1, 3.73%, 08/25/32 (Call 05/25/20), (1 mo. LIBOR US + 1.250%)(a)(b)	151	151,654
Series 2014-B, Class A2, 2.55%, 08/27/29 (Call 05/25/20)(a)	798	795,018
Series 2015-A, Class A1, 3.68%, 03/25/33 (Call 11/25/20), (1 mo. LIBOR US + 1.200%)(a)(b)	388	390,090
Series 2015-B, Class A1, 3.53%, 04/25/35 (Call 03/25/22), (1 mo. LIBOR US + 1.050%)(a)(b)	2,067	2,083,258
TICP CLO I Ltd., Series 2015-1A, Class AR, 3.39%, 07/20/27 (Call 07/20/19),
(3 mo. LIBOR US + 0.800%)(a)(b)	4,015	3,991,621
Toyota Auto Receivables, 1.32%, 11/15/21 (Call 04/15/20)	8,347	8,258,300
Toyota Auto Receivables Owner Trust 1.76%, 07/15/21 (Call 02/15/21)	6,528	6,497,224
2.83%, 10/15/21 (Call 09/15/22)	25,330	25,373,715
Treman Park CLO Ltd., Class ARR, 3.66%, 10/20/28 (Call 10/20/19), (3 mo. LIBOR US + 1.070%)(a)(b)	21,750	21,780,304
Volvo Financial Equipment LLC, 2.90%, 11/15/21 (Call 09/15/22)(a)	15,000	15,030,519
Wheels SPV 2 LLC, Series 2015-1A, Class B, 1.88%, 04/20/26 (Call 01/20/21)(a)	848	843,513

Total Asset-Backed Securities — 29.2% (Cost: $1,813,568,790)		1,814,775,028

Certificates of Deposit
Barclays Bank PLC
2.82%, 05/08/19	20,000	20,001,601
2.84%, 05/08/19	20,000	20,001,677
3.00%, 09/19/19	15,000	15,016,728
3.01%, 12/23/19	30,000	30,046,943
3.20%, 01/31/20	10,000	10,028,038
Credit Suisse AG/New York NY, 3.01%, 05/01/19, (3 mo. LIBOR US + 0.270%)(b)	16,000	16,000,000

Total Certificates of Deposit — 1.8% (Cost: $111,000,000)		111,094,987

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 5.7%
Americold LLC, Series 2010-ARTA, Class A1, 3.85%, 01/14/29(a)	2,617	2,641,236
AOA Mortgage Trust, Class A, 2.96%, 12/13/29(a)	6,920	6,922,740
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(a)(b)	4,650	4,706,473
BAMLL Commercial Mortgage Securities Trust, 3.32%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	24,720	24,702,787
Bancorp Commercial Mortgage Trust 3.47%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	11,450	11,459,865
Class A, 3.37%, 09/15/35, (1 mo. LIBOR US + 0.900%)(a)(b)	6,546	6,536,278

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BBCMS Trust, 3.16%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	$10,112	$10,010,748
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.78%, 12/11/40(b)	5,382	5,531,351
BX Commercial Mortgage Trust
Class A, 3.14%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,037,519
Class A, 3.22%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	8,172	8,169,108
CGDBB Commercial Mortgage Trust, 3.26%, 07/15/32, (1 mo. LIBOR + 0.790%)(a)(b)	13,300	13,300,016
COMM Mortgage Trust, Series 2014-TWC, Class A, 3.32%, 02/13/32, (1 mo. LIBOR US + 0.850%)(a)(b)	31,721	31,721,032
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 3.11%, 03/10/46,
(1 mo. LIBOR US + 0.630%)(a)(b)	9,650	9,632,909
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(a)	10,975	11,364,100
Gosforth Funding PLC, Class A1, 3.10%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	9,970	9,949,622
GPMT Ltd., Series 2018-FL1, Class A, 3.39%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	8,405	8,406,711
GS Mortgage Securities Corp. 3.42%, 11/15/35, (1 mo. LIBOR US + 0.950%)(a)(b)	26,015	25,982,213
3.47%, 11/15/32, (1 mo. LIBOR US + 1.000%)(a)(b)	7,600	7,609,258
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/27(a)	1,764	1,761,197
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 3.32%, 05/08/30, (1 mo. LIBOR US + 0.850%)(a)(b)	19,260	19,247,845
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.17%, 01/15/33, (1 mo. LIBOR US + 0.700%)(a)(b)	4,480	4,457,492
Lanark Master Issuer PLC, 3.47%, 12/22/69	8,635	8,668,942
LMREC Inc., Series 2016-CRE2, Class A, 4.18%, 11/24/31, (1 mo. LIBOR US + 1.700%)(a)(b)	2,604	2,605,014
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(a)	2,060	2,080,077
Morgan Stanley Capital I Trust 3.42%, 03/15/34, (1 mo. LIBOR US + 0.950%)(a)(b)	8,247	8,250,313
Class A, 3.32%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,860	6,840,664
Class A, 3.35%, 07/13/29(a)	14,480	14,676,722
Series 2017-CLS, Class A, 3.17%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	9,512	9,503,059
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 3.22%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,500	7,450,699
Rosslyn Portfolio Trust, 3.42%, 06/15/33, (1 mo. LIBOR + 0.950%)(a)(b)	3,390	3,388,935
VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/29(a)	5,200	5,270,507
Wells Fargo Commercial Mortgage Trust, 3.22%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,225,921
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL, 3.47%, 08/15/45,
(1 mo. LIBOR US + 1.000%)(a)(b)	21,656	21,935,446

Total Collaterized Mortgage Obligations — 5.7% (Cost: $355,436,675)		355,046,799

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

Anheuser-Busch InBev Worldwide Inc., 2.70%, 06/27/19(c)	$10,000	$9,956,742
AstraZeneca PLC 2.77%, 07/23/19(c)	8,000	7,948,667
2.95%, 06/24/19(c)	15,000	14,939,110
Bell Canada Inc. 2.80%, 08/08/19(c)	40,000	39,690,778
3.00%, 08/06/19(c)	15,000	14,886,443
Boston Scientific Corp. 2.62%, 05/03/19(c)	15,000	14,996,725
2.74%, 06/21/19(c)	12,250	12,201,623
Broadcom Inc., 2.85%, 05/02/19(c)	20,000	19,996,835
Campbell Soup Co., 2.62%, 05/06/19(c)	15,000	14,993,458
Enbridge (US) Inc., 2.99%, 05/28/19(c)	10,750	10,727,433
Ford Motor Credit Co. LLC, 3.33%, 10/01/19(c)	20,000	19,718,950
Glencore Funding LLC, 3.14%, 05/08/19(c)	15,000	14,990,930
Nissan Motor Acceptance Corp., 2.60%, 06/19/19(c)	15,000	14,946,104
TransCanada PipeLines Ltd., 2.71%, 06/04/19(c)	15,000	14,960,523
VW Credit Inc. 2.83%, 06/05/19(c)	15,000	14,959,380
3.04%, 10/25/19(c)	21,000	20,689,019
3.28%, 12/04/19(c)	18,500	18,163,132
3.41%, 07/08/19(c)	20,000	19,893,663
Walgreens Boots Alliance Inc. 2.64%, 05/09/19(c)	20,900	20,886,232
2.93%, 09/09/19(c)	15,800	15,632,341
3.14%, 08/12/19(c)	20,000	19,835,391

Total Commercial Paper — 5.7% (Cost: $354,925,825)		355,013,479

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	4,465	4,501,884
Omnicom Group Inc./Omnicom Capital Inc., 6.25%, 07/15/19	10,000	10,066,691

		14,568,575

Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.25%, 11/15/19	16,004	16,130,487
Northrop Grumman Corp., 2.08%, 10/15/20	15,000	14,871,695
United Technologies Corp. 1.90%, 05/04/20	15,000	14,874,632
3.17%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(b)	21,865	21,887,071

		67,763,885

Agriculture — 1.3%
BAT Capital Corp. 2.30%, 08/14/20	39,150	38,850,111
3.28%, 08/14/20, (3 mo. LIBOR US + 0.590%)(b)	24,000	23,967,798
Imperial Brands Finance PLC, 2.95%, 07/21/20(a)(d)	15,000	14,961,734

		77,779,643

Auto Manufacturers — 4.2%
American Honda Finance Corp., 2.87%, 06/16/20, (3 mo. LIBOR US + 0.260%)(b)(d)	10,000	10,018,144
BMW U.S. Capital LLC
2.97%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(b)	4,415	4,421,544
3.25%, 08/14/20(a)	13,665	13,747,214

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC 3.10%, 05/04/20(a)	$20,848	$20,898,926
3.13%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)	5,000	4,989,962
3.26%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(b)	15,500	15,512,224
3.34%, 07/05/19, (3 mo. LIBOR US + 0.740%)(a)(b)	3,500	3,503,715
Ford Motor Credit Co. LLC 2.60%, 11/04/19(d)	15,000	14,984,268
2.68%, 01/09/20	10,000	9,972,324
3.01%, 11/02/20, (3 mo. LIBOR US + 0.430%)(b)(d)	17,000	16,809,279
3.16%, 08/04/20	20,000	20,000,297
General Motors Financial Co. Inc. 3.20%, 07/13/20 (Call 06/13/20)	50,000	50,161,344
3.44%, 04/09/21, (3 mo. LIBOR US + 0.850%)(b)	10,000	9,986,347
3.50%, 07/10/19	15,000	15,020,395
Hyundai Capital America
3.40%, 04/03/20, (3 mo. LIBOR US + 0.800%)(a)(b)	6,890	6,892,412
3.61%, 09/18/20, (3 mo. LIBOR US + 1.000%)(a)(b)	3,000	3,008,585
Nissan Motor Acceptance Corp.
3.18%, 01/13/20, (3 mo. LIBOR US + 0.580%)(a)(b)	15,000	15,015,814
3.25%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(b)(d)	12,500	12,318,385
Volkswagen Group of America Finance LLC, 2.13%, 05/23/19(a)	12,500	12,495,213

		259,756,392

Banks — 20.1%
Australia & New Zealand Banking Group Ltd., 3.18%, 08/19/20, (3 mo. LIBOR US + 0.500%)(a)(b)	19,745	19,819,725
Australia & New Zealand Banking Group Ltd./New York NY, 2.70%, 11/16/20	15,000	14,999,435
Banco Santander SA, 3.72%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	9,971,242
Bank of America Corp.
3.24%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(b)	7,500	7,520,460
3.25%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(b)	25,500	25,605,825
3.58%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)(d)	7,500	7,576,335
3.75%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	25,000	25,332,048
7.63%, 06/01/19(d)	10,000	10,038,697
Series L, 2.25%, 04/21/20	2,000	1,992,106
Bank of Montreal
2.85%, 09/11/19, (3 mo. LIBOR US + 0.250%)(b)	3,350	3,352,718
3.20%, 12/12/19, (3 mo. LIBOR US + 0.600%)(b)	10,185	10,222,154
3.25%, 07/18/19, (3 mo. LIBOR US + 0.650%)(b)	3,500	3,504,763
3.43%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	7,000	7,072,850
Bank of Nova Scotia (The), 3.25%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	10,000	10,038,184
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.10%, 09/09/19, (3 mo. LIBOR US + 0.450%)(b)	6,000	6,009,850
Banque Federative du Credit Mutuel SA 2.20%, 07/20/20(a)	10,000	9,927,238
3.08%, 07/20/20, (3 mo. LIBOR US + 0.490%)(a)(b)	3,215	3,225,195
Barclays PLC, 2.75%, 11/08/19	35,085	35,018,654
BB&T Corp., 3.18%, 06/15/20, (3 mo. LIBOR US + 0.570%)(b)	9,403	9,439,536
BNP Paribas SA, 2.38%, 05/21/20	15,000	14,953,027
Capital One N.A., 3.73%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(b)	8,000	8,074,855

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citibank N.A., 3.10%, 06/12/20, (3 mo. LIBOR US + 0.500%)(b)(d)	$7,060	$7,082,538
Citigroup Inc. 2.05%, 06/07/19	10,000	9,993,917
2.45%, 01/10/20 (Call 12/10/19)	10,000	9,980,319
2.50%, 07/29/19	10,000	9,996,154
2.65%, 10/26/20	25,000	24,964,078
3.27%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	10,000,648
3.37%, 01/10/20 (Call 12/10/19), (3 mo. LIBOR US + 0.790%)(b)(d)	8,286	8,320,809
Citizens Bank N.A./Providence RI
3.22%, 05/26/20, (3 mo. LIBOR US + 0.570%)(b)(d)	8,710	8,725,983
3.41%, 02/14/22 (Call 11/14/21), (3 mo. LIBOR US + 0.720%)(b)	30,000	30,081,057
Commonwealth Bank of Australia/New York NY 2.30%, 03/12/20	15,000	14,956,701
2.40%, 11/02/20	20,000	19,919,444
Cooperatieve Rabobank UA, 3.47%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	9,968,316
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	19,000	18,961,803
Danske Bank A/S 2.75%, 09/17/20(a)(d)	20,000	19,814,897
3.13%, 03/02/20, (3 mo. LIBOR US + 0.510%)(a)(b)	2,500	2,490,077
Deutsche Bank AG/New York NY 3.41%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)	5,000	4,938,550
4.25%, 02/04/21(d)	9,905	9,934,438
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	20,000	20,055,197
Federation des Caisses Desjardins du Quebec, 2.25%, 10/30/20(a)	15,000	14,901,807
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	10,000	10,019,602
Fifth Third Bank/Cincinnati OH, 2.83%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(b)(d)	10,000	9,999,038
Goldman Sachs Group Inc. (The) 2.55%, 10/23/19(d)	10,000	9,994,927
3.36%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	4,000	4,002,108
3.58%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)(d)	5,000	5,014,252
3.65%, 06/05/23 (Call 06/05/22), (3 mo. LIBOR US + 1.050%)(b)(d)	15,000	15,070,259
3.70%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US +1.110%)(b)	15,000	15,137,049
3.81%, 09/15/20 (Call 08/15/20), (3 mo. LIBOR US + 1.200%)(b)	1,750	1,768,720
3.94%, 04/23/21 (Call 03/23/21), (3 mo. LIBOR US + 1.360%)(b)	7,000	7,110,725
4.42%, 02/25/21, (3 mo. LIBOR US + 1.770%)(b)(d)	10,000	10,236,783
HSBC Bank PLC, 4.13%, 08/12/20(a)(d)	10,000	10,174,398
HSBC Holdings PLC
3.28%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(b)	24,695	24,733,575
4.31%, 05/25/21, (3 mo. LIBOR US + 1.660%)(b)(d)	10,000	10,218,910
4.83%, 03/08/21, (3 mo. LIBOR US + 2.240%)(b)(d)	6,815	7,031,645
HSBC USA Inc., 2.35%, 03/05/20	15,000	14,961,050
Huntington National Bank (The), 3.11%, 03/10/20, (3 mo. LIBOR US + 0.510%)(b)(d)	10,000	10,030,924
ING Bank NV, 3.29%, 08/15/19, (3 mo. LIBOR US + 0.610%)(a)(b)	3,000	3,004,929

Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA/New York NY, 3.22%, 07/17/19, (3 mo. LIBOR US + 0.630%)(b)	$6,990	$6,990,671
JPMorgan Chase & Co.
3.22%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(b)	12,500	12,516,075
3.31%, 06/01/21 (Call 06/01/20), (3 mo. LIBOR US + 0.680%)(b)	19,985	20,071,195
3.48%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)(d)	10,000	10,054,698
3.60%, 01/15/23 (Call 01/15/22), (3 mo. LIBOR US + 1.000%)(b)(d)	15,000	15,129,010
4.25%, 10/15/20	10,000	10,225,600
JPMorgan Chase Bank N.A. 2.60%, 02/01/21 (Call 02/01/20)(e)	5,000	4,991,750
3.09%, 04/26/21 (Call 04/26/20)(e)	32,400	32,478,713
Lloyds Bank PLC, 2.70%, 08/17/20	20,000	19,992,492
Mitsubishi UFJ Financial Group Inc., 3.24%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,000	10,050,314
Mizuho Financial Group Inc.
3.39%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(d)	3,000	3,005,931
3.75%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)(d)	20,000	20,241,399
Morgan Stanley 2.80%, 06/16/20	10,000	10,015,222
3.72%, 01/27/20, (3 mo. LIBOR US + 1.140%)(b)(d)	3,000	3,019,958
3.77%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(b)(d)	30,000	30,325,710
3.98%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	10,000	10,200,064
7.30%, 05/13/19	10,000	10,013,945
MUFG Bank Ltd. 2.35%, 09/08/19(a)	10,000	9,986,618
3.13%, 01/25/21, (3 mo. LIBOR US + 0.500%)(b)	15,000	15,035,328
National Australia Bank Ltd., 3.17%, 05/22/20, (3 mo. LIBOR US + 0.510%)(a)(b)	10,000	10,046,558
Nordea Bank Abp
3.10%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(b)	15,000	15,052,470
3.57%, 08/30/23, (3 mo. LIBOR US + 0.940%)(a)(b)	15,000	14,808,549
Royal Bank of Canada, 3.00%, 03/02/20, (3 mo. LIBOR US + 0.380%)(b)(d)	5,000	5,013,929
Santander UK Group Holdings PLC, 2.88%, 10/16/20	10,000	9,977,860
Santander UK PLC, 2.35%, 09/10/19	10,000	9,988,353
Skandinaviska Enskilda Banken AB 2.63%, 11/17/20(a)(d)	20,000	19,919,480
3.11%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)(d)	10,000	10,018,930
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	10,000	9,982,250
Sumitomo Mitsui Trust Bank Ltd., 3.51%, 10/18/19, (3 mo. LIBOR US + 0.910%)(a)(b)	4,400	4,416,330
SunTrust Bank/Atlanta GA, 3.09%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	32,020	32,055,742
Svenska Handelsbanken AB 2.25%, 06/17/19	4,350	4,347,281
2.95%, 09/08/20, (3 mo. LIBOR US + 0.360%)(b)(d)	5,000	5,008,582
3.12%, 05/24/21, (3 mo. LIBOR US + 0.470%)(b)(d)	12,500	12,551,887
Synchrony Bank, 3.23%, 03/30/20, (3 mo. LIBOR US + 0.625%)(b)	30,000	30,049,787
U.S. Bank N.A./Cincinnati OH, 2.05%, 10/23/20 (Call 09/23/20)	10,000	9,924,288

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS AG/London 2.45%, 12/01/20 (Call 11/01/20)(a)	$15,000	$14,919,495
3.11%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(a)(b)(d)	5,000	5,009,875
3.17%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(b)(d)	5,300	5,322,472
UBS AG/Stamford CT, 2.38%, 08/14/19	15,000	14,989,968
UBS Group Funding Switzerland AG, 3.87%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,205,900
Wells Fargo & Co. 2.55%, 12/07/20	15,000	14,956,450
3.47%, 07/22/20, (3 mo. LIBOR US + 0.880%)(b)	5,000	5,038,682
3.96%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)(d)	30,000	30,522,125
Wells Fargo Bank N.A., 3.09%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	15,000	15,032,935

		1,250,795,395

Biotechnology — 0.5%
Amgen Inc. 2.20%, 05/22/19 (Call 05/16/19)	3,000	2,999,383
3.15%, 05/11/20, (3 mo. LIBOR US + 0.450%)(b)(d)	8,100	8,125,315
Gilead Sciences Inc. 1.85%, 09/20/19	12,100	12,060,462
2.55%, 09/01/20	10,000	9,983,691

		33,168,851

Chemicals — 1.5%
DowDuPont Inc., 3.39%, 11/15/20, (3 mo. LIBOR US + 0.710%)(b)(d)	47,500	47,872,238
EI du Pont de Nemours & Co., 3.11%, 05/01/20, (3 mo. LIBOR US + 0.530%)(b)	6,015	6,034,789
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	10,868	10,843,454
Sherwin-Williams Co. (The), 2.25%, 05/15/20	30,000	29,837,822

		94,588,303

Computers — 0.6%
Hewlett Packard Enterprise Co.
3.32%, 10/05/21 (Call 09/20/19), (3 mo. LIBOR US + 0.720%)(b)	20,000	20,004,207
3.60%, 10/15/20 (Call 09/15/20)(f)	10,000	10,093,513
IBM Credit LLC, 3.10%, 11/30/20, (3 mo. LIBOR US + 0.470%)(b)(d)	7,250	7,296,323

		37,394,043

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.75%, 05/15/19	7,771	7,773,054
4.25%, 07/01/20(d)	10,000	10,134,170
4.63%, 10/30/20	20,000	20,448,979
AIG Global Funding, 3.08%, 07/02/20, (3 mo. LIBOR US + 0.480%)(a)(b)	3,695	3,706,429
American Express Co.
2.91%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(b)(d)	7,750	7,757,253
3.29%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	3,997,105
3.33%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)(d)	10,000	10,045,325
American Express Credit Corp., 3.05%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(b)	10,000	10,017,700

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.03%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(b)(d)	$5,000	$5,001,998
3.46%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(b)(d)	25,505	25,632,038
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	25,000	24,729,591
Horsepower Finance Ltd., 2.15%, 12/02/19(g)	10,000	9,941,325
International Lease Finance Corp., 6.25%, 05/15/19	23,238	23,264,613
Nomura Holdings Inc., 6.70%, 03/04/20	31,841	32,873,174
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	11,875	11,855,984

		207,178,738

Electric — 0.9%
Duke Energy Florida LLC, 1.85%, 01/15/20	8,000	7,949,488
Duke Energy Progress LLC, 2.77%, 09/08/20, (3 mo. LIBOR US + 0.180%)(b)(d)	9,835	9,829,707
Exelon Generation Co. LLC, 2.95%, 01/15/20 (Call 12/15/19)	30,000	30,012,027
Sempra Energy, 3.10%, 01/15/21 (Call 05/31/19), (3 mo. LIBOR US + 0.500%)(b)	5,065	5,042,197

		52,833,419

Electronics — 0.2%
Tyco Electronics Group SA, 3.05%, 06/05/20, (3 mo. LIBOR US + 0.450%)(b)	15,000	15,025,826

Environmental Control — 0.1%
Republic Services Inc., 5.50%, 09/15/19	7,964	8,040,959

Food — 1.8%
Campbell Soup Co.,
3.24%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	15,000	14,941,012
Conagra Brands Inc. 3.09%, 10/09/20, (3 mo. LIBOR US + 0.500%)(b)	7,000	6,981,045
3.34%, 10/22/20 (Call 10/22/19), (3 mo. LIBOR US + 0.750%)(b)	9,945	9,948,214
General Mills Inc., 3.14%, 04/16/21, (3 mo. LIBOR US + 0.540%)(b)	26,636	26,675,895
Kraft Heinz Foods Co. 3.12%, 08/09/19, (3 mo. LIBOR US + 0.420%)(b)	12,000	12,004,151
3.27%, 02/10/21, (3 mo. LIBOR US + 0.570%)(b)	4,010	4,009,113
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19 (Call 09/28/19)(a)(d)	7,500	7,457,355
Tyson Foods Inc. 2.65%, 08/15/19 (Call 07/15/19)	4,590	4,591,886
3.09%, 08/21/20, (3 mo. LIBOR US + 0.450%)(b)(d)	14,160	14,146,749
3.17%, 06/02/20, (3 mo. LIBOR US + 0.550%)(b)	5,475	5,478,340
Wm Wrigley Jr Co., 2.90%, 10/21/19 (Call 09/21/19)(a)	3,500	3,501,174

		109,734,934

Health Care – Products — 0.5%
Becton Dickinson and Co. 2.68%, 12/15/19	5,000	4,988,894
3.48%, 12/29/20 (Call 05/31/19), (3 mo. LIBOR US + 0.875%)(b)	21,378	21,382,009
Medtronic Inc., 3.41%, 03/15/20, (3 mo. LIBOR US + 0.800%)(b)	5,312	5,343,328

		31,714,231

Health Care – Services — 0.2%
UnitedHealth Group Inc., 2.70%, 07/15/20	10,000	9,998,263

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 0.9%
Allstate Corp. (The), 3.03%, 03/29/21, (3 mo. LIBOR US + 0.430%)(b)(d)	$5,710	$5,717,681
American International Group Inc., 3.38%, 08/15/20	2,997	3,019,206
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	19,058	19,508,494
Marsh & McLennan Companies Inc., 3.80%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(b)	13,380	13,406,866
Pricoa Global Funding I, 2.20%, 05/16/19(a)	10,905	10,902,928

		52,555,175

Machinery — 0.4%
Caterpillar Financial Services Corp.,
3.19%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(d)	10,000	9,998,802
John Deere Capital Corp.
2.90%, 06/22/20, (3 mo. LIBOR US + 0.290%)(b)	6,000	6,020,247
2.91%, 03/13/20, (3 mo. LIBOR US + 0.300%)(b)	6,000	6,012,006

		22,031,055

Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV 2.15%, 05/27/20(a)	10,000	9,941,238
2.95%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(b)	2,000	2,005,112

		11,946,350

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	35,000	35,238,089
Comcast Corp., 3.03%, 10/01/21, (3 mo. LIBOR US + 0.440%)(b)	42,930	43,136,708
Discovery Communications LLC, 3.34%, 09/20/19, (3 mo. LIBOR US + 0.710%)(b)(d)	30,000	30,041,121
Sky Ltd., 2.63%, 09/16/19(a)(d)	1,425	1,423,520
Warner Media LLC, 2.10%, 06/01/19	10,000	9,991,700

		119,831,138

Oil & Gas — 0.4%
Chevron Corp. 2.43%, 06/24/20 (Call 05/24/20)(d)	10,000	9,990,076
2.83%, 03/03/20, (3 mo. LIBOR US + 0.210%)(b)	6,500	6,510,969
Phillips 66, 3.35%, 04/15/20 (Call 05/31/19), (3 mo. LIBOR US + 0.750%)(a)(b)(d)	5,625	5,626,280

		22,127,325

Pharmaceuticals — 5.1%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)	42,500	42,362,459
Allergan Funding SCS 3.00%, 03/12/20 (Call 02/12/20)	50,500	50,506,736
3.85%, 03/12/20, (3 mo. LIBOR US + 1.255%)(b)	20,505	20,664,928
AstraZeneca PLC, 1.95%, 09/18/19	6,500	6,472,950
Bayer U.S. Finance II LLC, 3.23%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(a)(b)(d)	25,000	24,859,214
Cigna Corp., 3.20%, 09/17/20(a)	30,000	30,099,522
CVS Health Corp. 2.25%, 08/12/19 (Call 07/12/19)	3,000	2,995,065
2.80%, 07/20/20 (Call 06/20/20)	55,000	54,944,029
3.13%, 03/09/20	12,430	12,458,316
3.23%, 03/09/20, (3 mo. LIBOR US + 0.630%)(b)	5,318	5,335,060
3.32%, 03/09/21, (3 mo. LIBOR US + 0.720%)(b)	10,000	10,040,374
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	50,000	49,807,713
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(a)	7,035	7,131,141

		317,677,507

Security	Par (000)	Value

Pipelines — 2.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (Call 05/16/19)	$2,000	$2,055,000
Enbridge Inc., 2.98%, 01/10/20, (3 mo. LIBOR US + 0.400%)(b)	5,230	5,230,864
Energy Transfer Operating LP, 4.15%, 10/01/20 (Call 08/01/20)	15,000	15,224,850
Enterprise Products Operating LLC 2.55%, 10/15/19 (Call 09/15/19)	20,000	19,970,764
5.20%, 09/01/20	10,000	10,312,200
Kinder Morgan Inc./DE, 3.88%, 01/15/23, (3 mo. LIBOR US + 1.280%)(b)(d)	20,000	20,099,842
Spectra Energy Partners LP, 3.30%, 06/05/20, (3 mo. LIBOR US + 0.700%)(b)	32,000	32,065,611
TransCanada PipeLines Ltd., 2.13%, 11/15/19	37,540	37,396,070
Williams Companies Inc. (The), 5.25%, 03/15/20	32,170	32,788,419

		175,143,620

Retail — 0.2%
Alimentation Couche-Tard Inc., 3.11%, 12/13/19 (Call 05/31/19), (3 mo. LIBOR US + 0.500%)(a)(b)(d)	8,600	8,596,069
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	3,058	3,056,535

		11,652,604

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.20%, 01/15/21	10,000	9,855,812
2.38%, 01/15/20	11,925	11,873,387
Intel Corp., 2.78%, 05/11/20,
(3 mo. LIBOR US + 0.080%)(b)	13,700	13,709,529
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	7,555	7,550,702
QUALCOMM Inc. 2.25%, 05/20/20	10,000	9,951,741
3.31%, 01/30/23, (3 mo. LIBOR US + 0.730%)(b)(d)	10,000	10,045,499

		62,986,670

Software — 0.2%
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	10,000	10,091,494

Telecommunications — 1.7%
AT&T Inc. 2.45%, 06/30/20 (Call 05/30/20)	20,000	19,941,874
3.38%, 06/01/21, (3 mo. LIBOR US + 0.750%)(b)	13,250	13,338,666
3.55%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)(d)	10,000	10,111,503
Deutsche Telekom International Finance BV 2.23%, 01/17/20(a)(d)	13,687	13,624,129
3.17%, 01/17/20, (3 mo. LIBOR US + 0.580%)(a)(b)	12,000	12,021,956
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)	5,814	5,799,216
Verizon Communications Inc. 3.21%, 05/22/20, (3 mo. LIBOR US + 0.550%)(b)	22,940	23,029,008
3.61%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)	10,000	10,190,064

		108,056,416

Transportation — 0.2%
Ryder System Inc., 2.65%, 03/02/20 (Call 02/02/20)	7,725	7,710,806
United Parcel Service Inc., 2.74%, 04/01/21, (3 mo. LIBOR US + 0.150%)(b)	7,500	7,494,622

		15,205,428

Trucking & Leasing — 0.8%
Aviation Capital Group LLC, 3.25%, 07/30/21, (3 mo. LIBOR US + 0.670%)(a)(b)	15,000	14,931,855

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.50%, 06/15/19 (Call 05/31/19)(a)	$23,030	$23,014,538
3.20%, 07/15/20 (Call 06/15/20)(a)(d)	10,000	10,016,534

		47,962,927

Total Corporate Bonds & Notes — 52.3% (Cost: $3,243,010,004)		3,247,609,166

Repurchase Agreements
Mizuho Securities USA Inc., 3.13%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $30,002,611, collateralized by non-agency mortgage-backed security, 2.96% to 4.00%, due 08/25/23 to 11/25/36, par and fair value of $38,791,765 and $34,500,001, respectively)(b)(h)	30,000	30,000,000

Total Repurchase Agreements — 0.5% (Cost: $30,000,000)		30,000,000

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association 5.00% 01/01/20	171	174,076
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(b)	1,250	1,274,178
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(b)	8,500	8,655,261
Series K032, Class A1, 3.02%, 02/25/23	858	866,944
Series K037, Class A1, 2.59%, 04/25/23	1,095	1,097,404
Series K715, Class A2, 2.86%, 01/25/21	2,475	2,482,275
Series K721, Class A1, 2.61%, 01/25/22	1,885	1,885,135

U.S. Government Obligations — 2.4%
U.S. Treasury Note/Bond, 1.00%, 11/15/19	152,000	150,812,500

Total U.S. Government & Agency Obligations — 2.7% (Cost: $167,377,504)		167,247,773

Security	Shares (000)	Value

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(i)(j)(k)	39,040	$39,055,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(i)(j)	114,087	114,086,715

Total Money Market Funds — 2.4% (Cost: $153,128,855)		153,142,654

Total Investments in Securities — 100.3% (Cost: $6,228,447,653)		6,233,929,886

Other Assets, Less Liabilities — (0.3)%		(20,866,504)

Net Assets — 100.0%		$6,213,063,382

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	All or a portion of this security is on loan.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Maturity date represents next reset date.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,065	(33,025)	39,040	$39,055,939	$130,029	(b)	$3,793		$9,453
BlackRock Cash Funds: Treasury, SL Agency Shares	430,219	(316,132)	114,087	114,086,715	2,743,538		—		—

				$153,142,654	$2,873,567		$3,793		$9,453

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(7,065,560)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts sold — in USD	$45,734,888

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$1,814,775,028	$—	$1,814,775,028
Certificates of Deposit	—	111,094,987	—	111,094,987
Collaterized Mortgage Obligations	—	355,046,799	—	355,046,799
Commercial Paper	—	355,013,479	—	355,013,479
Corporate Bonds & Notes	—	3,247,609,166	—	3,247,609,166
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	167,247,773	—	167,247,773
Money Market Funds	153,142,654	—	—	153,142,654

	$153,142,654	$6,080,787,232	$—	$6,233,929,886

The following table includes a rollforward for the six months ended April 30, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Asset Backed Securities		Collateralized Mortgage Obligations
Balance at beginning of period	$69,790,000		$1,443,544
Realized gain (loss) and change in unrealized appreciation/depreciation	—		(577)
Purchases	—		—
Sales	—		(1,442,967)
Transfers in(a)	—		—
Transfers out(a)	(69,790,000	)(b)	—
Paydown	—		—

Balance at end of period	$—		$—

Net change in unrealized appreciation/depreciation on investments still held at end of period	$—		$—

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers out of Level 3 are due to resumption of trading of asset backed securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) April 30, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Bessemer Governmental Utility Services Corp. RB, 5.00%, 06/01/20 (BAM)	$515	$532,886
Black Belt Energy Gas District RB, Series A, 5.00%, 12/01/19	500	507,705
State of Alabama Docks Department RB, Series B, 5.00%, 10/01/19	500	506,035
Tuscaloosa City Board of Education RB, 5.00%, 08/01/19	150	151,233

		1,697,859

Arizona — 1.9%
Industrial Development Authority of the County of Pima (The) RB, 2.40%, 12/01/25 (Put 05/07/19) (GNMA COLL)(a)(b)	1,200	1,200,000
Industrial Development Authority of the County of Yavapai (The) RB, Series A, 2.40%, 09/01/35 (Put 05/07/19)(a)(b)	2,000	2,000,000

		3,200,000

California — 0.4%
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	712,565

Colorado — 1.8%
City of Colorado Springs CO Utilities System Revenue RB, 2.34%, 11/01/28 (Put 05/07/19)(a)(b)	1,045	1,045,000
County of Arapahoe Co. RB, 2.36%, 08/01/31 (Put 05/07/19)(a)(b)	1,600	1,600,000
State of Colorado Department of Transportation COP, 5.00%, 06/15/19	270	271,093

		2,916,093

Connecticut — 5.4%
State of Connecticut GO
5.00%, 06/01/21	670	712,244
5.00%, 07/15/22	900	985,275
Series A, 5.00%, 04/15/20	1,200	1,237,140
Series C, 2.39%, 05/15/34 (Put 05/07/19)(a)(b)	2,070	2,070,000
Series C, 5.00%, 06/01/20	720	745,243
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,145,560
University of Connecticut RB, Series A, 5.00%, 04/15/20	1,000	1,030,660

		8,926,122

District of Columbia — 1.8%
District of Columbia RB, 2.32%, 04/01/38 (Put 05/07/19)(a)(b)	2,900	2,900,000

Florida — 3.0%
County of Palm Beach FL RB, 2.32%, 07/01/32 (Put 05/07/19)(a)(b)	5,000	5,000,000

Georgia — 1.5%
City of Atlanta GA TA, 5.00%, 12/01/19 (TA)	365	371,559
Cobb County Development Authority RB, 5.00%, 07/15/20	545	566,440
Main Street Natural Gas Inc. RB
5.00%, 05/15/20	500	514,410
5.00%, 05/15/21	1,000	1,052,910

		2,505,319

Illinois — 9.3%
Chicago Transit Authority RB, 5.00%, 06/01/20	750	773,183
Illinois Development Finance Authority RB, 2.15%, 06/01/29 (Put 05/07/19)(a)(b)	1,100	1,100,000
Illinois Finance Authority RB 2.15%, 11/01/38 (Put 05/07/19)(a)(b)	1,320	1,320,000
2.43%, 02/01/29 (Put 05/07/19)(a)(b)	5,120	5,120,000
2.45%, 11/01/38 (Put 05/07/19)(a)(b)	1,055	1,055,000

Security	Par (000)	Value

Illinois (continued)
4.00%, 09/01/19	$145	$145,816
Illinois Health Facilities Authority RB, 2.29%, 08/15/35 (Put 05/07/19)(a)(b)	1,865	1,865,000
Tender Option Bond Trust Receipts/Certificates GO, 2.36%, 03/01/33 (Put 05/07/19)(a)(b)(c)	4,000	4,000,000

		15,378,999

Iowa — 2.6%
Iowa Finance Authority RB
2.34%, 01/01/47 (Put 05/07/19) (GNMA/FNMA/FHLMC)(a)(b)	1,000	1,000,000
2.79%, 04/01/22 (Put 05/07/19)(a)(b)	3,360	3,360,000

		4,360,000

Kansas — 4.2%
City of Burlington KS RB
2.40%, 09/01/35 (Put 05/07/19)(a)(b)	3,000	3,000,000
2.40%, 09/01/35 (Put 05/07/19)(a)(b)	3,000	3,000,000
Geary County Unified School District No. 475 GO, Series B, 3.00%, 09/01/19	850	853,944

		6,853,944

Kentucky — 2.4%
Kentucky Public Energy Authority RB
4.00%, 06/01/20	650	662,123
4.00%, 12/01/20	1,070	1,099,179
4.00%, 06/01/21	1,060	1,096,082
Kentucky State Property & Building Commission RB, Series D, 5.00%, 05/01/21	600	635,556
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 2.33%, 12/01/41 (Put 05/07/19) (AGM)(a)(b)(c)	500	500,000

		3,992,940

Louisiana — 0.3%
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	423,576

Maryland — 1.0%
Maryland Industrial Development Financing Authority RB, 2.56%, 03/01/30 (Put 05/07/19)(a)(b)	1,600	1,600,000

Massachusetts — 0.6%
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	1,038,004

Michigan — 1.9%
City of Detroit MI Water Supply System Revenue RB, 5.00%, 07/01/19	970	975,044
Michigan State Housing Development Authority RB, Series D, 2.39%, 06/01/30 (Put 05/07/19)(a)(b)	1,000	1,000,000
Michigan Strategic Fund RB, 2.51%, 06/01/39 (Put 05/09/19)(a)(b)	1,165	1,165,000

		3,140,044

Minnesota — 0.9%
City of Minneapolis MN RB, 2.30%, 12/01/27 (Put 05/07/19)(a)(b)	1,445	1,445,000

Missouri — 1.4%
City of Washington MO COP, 5.00%, 03/01/22	350	379,750
RBC Municipal Products Inc. Trust RB, 2.36%, 09/01/39 (Put 05/07/19)(a)(b)(c)	2,000	2,000,000

		2,379,750

Nebraska — 0.6%
Central Plains Energy Project RB, 5.00%, 08/01/39 (Put 12/01/19)(a)(b)	1,000	1,016,510

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 24.5%
Borough of North Plainfield NJ GO, 3.00%, 12/11/19	$1,400	$1,408,386
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,764,664
Hasbrouck Heights Board of Education GO, 2.75%, 07/12/19	1,225	1,226,494
New Jersey Economic Development Authority RB 5.00%, 05/01/19	250	250,000
5.00%, 06/15/21	4,250	4,500,962
5.25%, 09/01/19	2,340	2,366,021
5.50%, 09/01/21 (Call 03/01/21)	675	716,155
Series A, 4.00%, 07/01/22	2,000	2,099,160
Series DDD, 5.00%, 06/15/19	895	898,419
Series K, 5.50%, 12/15/19 (AMBAC)	750	766,762
Series NN, 5.00%, 03/01/21 (SAP)	1,215	1,273,879
Series NN, 5.00%, 03/01/22	2,200	2,362,404
Series PP, 5.00%, 06/15/19	750	752,865
Series PP, 5.00%, 06/15/20	1,475	1,523,218
Series XX, 5.00%, 06/15/20 (SAP)	200	206,538
New Jersey Health Care Facilities Financing Authority RB 5.00%, 07/01/19	160	160,861
5.00%, 10/01/20	1,600	1,664,512
Series A, 5.00%, 07/01/20	500	518,925
New Jersey Sports & Exposition Authority RB 4.00%, 09/01/19	1,000	1,006,160
5.00%, 09/01/20	1,250	1,295,112
New Jersey Transportation Trust Fund Authority RB 5.00%, 06/15/19	700	702,674
5.25%, 12/15/19	1,500	1,531,230
5.25%, 12/15/20	500	526,000
5.50%, 12/15/19 (NPFGC)	530	541,846
Series A, 5.25%, 12/15/19	530	541,035
Series A-1, 5.00%, 06/15/19	1,060	1,063,805
Series A-1, 5.00%, 06/15/20	1,275	1,316,680
Series B, 5.50%, 12/15/20 (NPFGC)	155	163,497
Series B, 5.50%, 12/15/21 (NPFGC)	625	679,894
Tobacco Settlement Financing Corp./NJ RB, Series A, 5.00%, 06/01/19	1,700	1,704,539
Township of Branchburg NJ GO, 3.00%, 10/04/19	1,000	1,005,260
Township of Pennsauken NJ GO, 3.00%, 06/18/19	710	710,710
Township of South Orange Village NJ GO, 3.00%, 07/10/19	2,000	2,003,280
Township of West Orange/NJ GO, 3.00%, 09/06/19	1,122	1,126,391

		40,378,338

New York — 18.1%
Amherst Development Corp. RB, Series A, 2.35%, 02/01/35 (Put 05/07/19)(a)(b)	1,755	1,755,000
Churchville-Chili Central School District GO, 3.00%, 06/28/19 (SAW)	1,100	1,101,705
City of Yonkers NY GOL, 3.00%, 12/17/19	3,900	3,922,776
County of Nassau NY GOL, 4.00%, 12/10/19	5,000	5,071,700
Enlarged City School District of the City of Troy GO, 3.50%, 06/12/19 (SAW)	2,600	2,604,264
Evans-Brant Central School District GO, 3.00%, 06/27/19 (SAW)	1,525	1,527,440
Gates Chili Central School District GO, 3.00%, 06/27/19 (SAW)	1,200	1,201,824
Jamesville-Dewitt Central School District GO, 3.00%, 09/27/19 (SAW)	1,800	1,808,370
New York City Water & Sewer System RB, 2.35%, 06/15/48 (Put 05/09/19)(a)(b)	700	700,000
North Shore Central School District/NY GOL, 3.00%, 06/26/19 (SAW)	1,000	1,001,520

Security	Par (000)	Value

New York (continued)
Onondaga County Trust for Cultural Resources RB, 4.00%, 05/01/19	$400	$400,000
Somers Central School District GO, 3.00%, 09/13/19 (SAW)	1,100	1,104,906
Spackenkill Union Free School District GO, 3.00%, 06/26/19 (SAW)	1,300	1,301,664
Springs Union Free School District GOL, 3.00%, 06/27/19 (SAW)	1,000	1,001,520
Tender Option Bond Trust Receipts/Certificates RB, 2.42%, 11/15/56 (Put 05/07/19)(a)(b)(c)	2,500	2,500,000
Town of Carmel NY GOL, 3.25%, 10/04/19	1,265	1,273,463
Town of Southold NY GOL, 3.00%, 09/25/19	1,600	1,607,840

		29,883,992

North Carolina — 0.4%
North Carolina Turnpike Authority RB 5.00%, 01/01/21	425	445,426
5.00%, 01/01/22	215	231,129

		676,555

Ohio — 4.0%
American Municipal Power Inc. RB, 3.00%, 08/15/19 (ST STANDBY NT PURCHASE)	135	135,406
City of Berea OH GOL, 3.00%, 03/12/20	1,600	1,615,808
County of Allen OH Hospital Facilities Revenue RB, Series A, 5.00%, 08/01/19	500	503,960
County of Franklin OH RB, 2.27%, 11/01/45 (Put 05/07/19)(a)(b)	900	900,000
County of Lorain OH GOL, 3.00%, 02/07/20	2,325	2,346,995
Little Miami Local School District GO, 3.00%, 11/21/19	1,000	1,007,150

		6,509,319

Pennsylvania — 1.9%
Carlisle Area School District GOL, 2.00%, 09/01/19	165	165,198
Commonwealth of Pennsylvania GO, 5.00%, 04/01/20	800	824,200
Connellsville Area School District GOL 4.00%, 08/15/21 (BAM SAW)	500	522,325
4.00%, 08/15/22 (BAM SAW)	500	531,495
Pennsylvania Economic Development Financing Authority RB, 2.15%, 11/01/21	1,000	1,000,000

		3,043,218

Tennessee — 0.2%
Jackson Energy Authority RB, 5.00%, 12/01/19	350	356,681

Texas — 7.4%
City of Houston TX GOL, Series A, 5.00%, 03/01/20	1,000	1,027,830
Harris County Cultural Education Facilities Finance Corp. RB, Series C-1, 2.30%, 12/01/24 (Put 05/09/19)(a)(b)	2,800	2,800,000
Mission Economic Development Corp. RB, 1.75%, 01/01/20 (Put 07/01/19)(a)(b)	2,750	2,749,670
State of Texas GO 2.15%, 06/01/46 (Put 05/07/19)(a)(b)	660	660,000
2.30%, 12/01/41 (Put 05/07/19)(a)(b)	4,000	4,000,000
State of Texas RB, 4.00%, 08/29/19	1,000	1,007,230

		12,244,730

Utah — 1.2%
County of Utah UT RB, 2.15%, 05/15/51 (Put 05/07/19)(a)(b)	2,000	2,000,000

Washington — 2.2%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 12/02/20)(a)(b)	1,000	1,000,250
Washington Higher Education Facilities Authority RB, 2.30%, 10/01/29 (Put 05/07/19)(a)(b)	1,000	1,000,000

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Washington (continued)
Washington State Housing Finance Commission RB, 2.30%, 04/01/43 (Put 05/07/19)(a)(b)	$1,700	$1,700,000

		3,700,250

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority RB, 2.30%, 11/01/25 (Put 05/07/19)(a)(b)	1,315	1,315,000

Total Municipal Debt Obligations — 102.7% (Cost $169,345,672)		169,594,808

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 1.94%(d)(e)	13	13,025

Total Money Market Funds — 0.0% (Cost: $13,025)		13,025

Total Investments in Securities — 102.7% (Cost: $169,358,697)		169,607,833

Other Assets, Less Liabilities — (2.7)%		(4,468,962)

Net Assets — 100.0%		$165,138,871

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	80	(67)	13	$13,025	$856	$(7)		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$169,594,808	$—	$169,594,808
Money Market Funds	13,025	—	—	13,025

	$13,025	$169,594,808	$—	$169,607,833

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Capital One Multi-Asset Execution Trust, Class A6, 1.82%, 09/15/22	$3,000	$2,988,339
CarMax Auto Owner Trust, Class A2A, 3.02%, 07/15/22 (Call 12/15/22)	3,510	3,521,942
CNH Equipment Trust, Class A2, 2.96%, 05/16/22 (Call 01/15/23)	4,180	4,191,651
Toyota Auto Receivables Owner Trust, Class A2, 2.77%, 08/16/21 (Call 06/15/22)	2,832	2,834,702

Total Asset-Backed Securities — 1.0% (Cost: $13,488,522)		13,536,634

Certificates of Deposit
Banco Santander SA, 3.09%, 01/29/20	8,000	8,022,799
Bank of America N.A., 2.79%, 07/03/19	1,000	1,000,532
Bank of Montreal/Chicago IL
2.67%, 05/07/19, (1 mo. LIBOR US + 0.200%)(a)	2,000	2,000,097
2.82%, 06/13/19, (1 mo. LIBOR US + 0.300%)(a)	500	500,113
2.84%, 03/06/20, (3 mo. LIBOR US + 0.190%)(a)	2,000	2,002,160
2.95%, 11/01/19(a)	1,500	1,501,418
Bank of Nova Scotia/Houston
2.83%, 09/20/19, (3 mo. LIBOR US + 0.200%)(a)	1,500	1,501,197
2.88%, 02/18/20, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,001,095
2.89%, 10/15/19, (3 mo. LIBOR US + 0.280%)(a)	843	844,062
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 3.10%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	1,400	1,402,298
Barclays Bank PLC 2.90%, 08/01/19	4,000	4,002,590
2.96%, 10/15/19(a)	2,000	2,002,339
3.00%, 09/19/19	2,000	2,002,230
3.01%, 12/23/19	2,000	2,003,130
3.06%, 12/05/19	3,000	3,005,546
3.20%, 01/31/20	3,000	3,008,411
Canadian Imperial Bank of Commerce, 2.80%, 05/02/20(a)	2,000	2,004,359
Canadian Imperial Bank of Commerce/New York NY
2.78%, 07/25/19, (1 mo. LIBOR US + 0.300%)(a)	2,000	2,000,917
2.80%, 08/13/19, (1 mo. LIBOR US + 0.330%)(a)	2,000	2,001,511
2.82%, 05/09/19, (3 mo. LIBOR US + 0.150%)(a)	2,500	2,500,080
3.07%, 09/20/19, (3 mo. LIBOR US + 0.410%)(a)	1,500	1,502,148
3.08%, 10/28/19	2,000	2,004,960
Credit Agricole Corporate and Investment Bank/New York 3.00%, 08/25/20(a)	5,000	5,002,550
3.06%, 05/11/20, (3 mo. LIBOR US + 0.385%)(a)	2,000	2,004,125
3.12%, 07/13/20(a)	6,000	6,016,240
3.19%, 09/24/20, (3 mo. LIBOR US + 0.400%)(a)	1,800	1,801,214
Credit Industriel Et Commercial 2.79%, 03/25/20	7,000	6,833,806
2.89%, 11/07/19	7,000	6,905,220
2.90%, 08/01/19	9,000	8,941,311
Credit Suisse AG/New York NY 2.70%, 05/01/20	4,000	4,001,334
2.80%, 09/27/19	2,000	2,002,518
Lloyds Bank Corporate Markets PLC/New York NY, 3.11%, 04/26/21(a)	7,000	6,999,985
Lloyds Bank PLC, 3.05%, 08/06/19	2,000	2,002,263
Mizuho Bank Ltd.
3.00%, 10/25/19, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,005,740
3.17%, 04/15/20, (3 mo. LIBOR US + 0.330%)(a)	1,500	1,501,826

Security	Par (000)	Value

Mizuho Bank Ltd./NY, 3.00%, 01/15/20, (3 mo. LIBOR US + 0.310%)(a)	$2,000	$2,002,918
MUFG Bank Ltd. 2.68%, 10/24/19(a)	5,000	5,002,370
2.72%, 02/24/20	2,000	2,001,191
2.84%, 02/24/20	3,000	3,004,576
2.90%, 08/15/19	4,000	4,003,911
3.13%, 01/25/21, (3 mo. LIBOR US + 0.500%)(a)	2,000	2,004,710
Natixis SA/New York NY
2.79%, 06/06/19, (3 mo. LIBOR US + 0.180%)(a)	2,000	2,000,347
3.02%, 07/23/20(a)	4,000	4,001,912
Nordea Bank AB, 2.87%, 10/18/19, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,001,192
Nordea Bank AB/New York NY
2.87%, 07/10/20, (3 mo. LIBOR US + 0.290%)(a)	4,000	4,005,136
2.97%, 08/10/20, (3 mo. LIBOR US + 0.270%)(a)	1,000	1,000,626
Skandinaviska Enskilda Banken AB, 2.97%, 09/06/19	4,000	4,005,446
Societe Generale International, 2.80%, 03/13/20	2,000	2,002,769
Standard Chartered Bank/New York, 2.67%, 06/04/19	5,000	5,000,719
Sumitomo Mitsui Banking Corp./New York
2.92%, 05/15/19, (3 mo. LIBOR US + 0.460%)(a)	2,000	2,000,320
3.00%, 07/24/20, (3 mo. LIBOR US + 0.420%)(a)	2,000	2,003,382
3.03%, 07/11/19, (3 mo. LIBOR US + 0.370%)(a)	3,250	3,252,173
3.09%, 06/18/20, (3 mo. LIBOR US + 0.410%)(a)	8,200	8,211,758
3.10%, 09/09/19, (3 mo. LIBOR US + 0.450%)(a)	800	801,198
3.19%, 02/12/21(a)	5,000	5,003,447
Sumitomo Mitsui Trust Bank Ltd./New York 2.71%, 07/08/19(a)	1,000	1,000,177
2.79%, 07/09/19, (3 mo. LIBOR US + 0.200%)(a)	1,500	1,500,495
2.81%, 05/18/20(a)	6,000	5,999,916
2.83%, 01/15/20(a)	2,000	2,001,873
2.84%, 02/25/20(a)	6,000	6,001,909
2.88%, 08/16/19, (3 mo. LIBOR US + 0.200%)(a)	3,000	3,001,111
Svenska Handelsbanken AB, 3.00%, 04/01/20, (3 mo. LIBOR US + 0.400%)(a)	3,000	3,009,462
Svenska Handelsbanken/New York NY
2.84%, 12/19/19, (3 mo. LIBOR US + 0.210%)(a)	3,000	3,003,551
2.86%, 10/21/19, (3 mo. LIBOR US + 0.270%)(a)	3,000	3,003,238
Toronto-Dominion Bank (The) 2.73%, 08/07/19 (Call 05/07/19)	2,000	2,000,853
3.02%, 09/18/19	2,000	2,003,527

Total Certificates of Deposit — 15.1% (Cost: $199,431,148)		199,668,337

Commercial Paper
ABN AMRO Funding USA LLC, 2.73%, 12/09/19(b)	4,000	3,934,116
American Electric Power Co. Inc., 2.74%, 05/14/19(b)	5,000	4,994,851
AstraZeneca PLC 2.95%, 06/24/19(b)	5,000	4,979,703
3.09%, 07/15/19(b)	6,500	6,462,634
3.13%, 07/08/19(b)	8,000	7,958,600
AT&T Inc. 2.82%, 07/29/19(b)	5,000	4,964,250
3.09%, 05/30/19(b)	1,500	1,496,625
3.35%, 05/28/19(b)	10,000	9,979,031
Atlantic Asset Securitization LLC, 2.96%, 09/09/19(b)	2,000	1,981,051
Bank of Nova Scotia (The), 2.87%, 05/30/19(b)	3,000	2,993,825

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Barclays Bank PLC 2.79%, 10/02/19(b)	$6,000	$5,929,423
3.35%, 11/15/19(b)	2,000	1,970,006
Bedford Row Funding Corp.
2.70%, 08/26/19, (1 mo. LIBOR US + 0.220%)(a)(c)	1,500	1,500,117
2.91%, 09/12/19(b)	3,000	2,971,144
Bell Canada Inc. 2.89%, 08/14/19(b)	2,500	2,479,455
2.90%, 08/02/19(b)	5,750	5,708,336
2.90%, 08/09/19(b)	7,000	6,945,306
2.98%, 06/11/19(b)	4,000	3,987,279
3.00%, 06/04/19(b)	2,000	1,994,717
3.00%, 08/06/19(b)	3,000	2,977,289
3.01%, 08/01/19(b)	2,000	1,985,668
3.06%, 07/08/19(b)	3,000	2,984,153
BP Capital Markets PLC, 2.97%, 03/02/20(b)	9,000	8,786,328
BPCE, 3.00%, 06/21/19(b)	2,000	1,992,942
CenterPoint Energy Inc. 2.76%, 05/16/19(b)	6,000	5,992,968
2.81%, 05/31/19(b)	5,000	4,988,448
2.81%, 06/06/19(b)	4,000	3,988,904
2.83%, 05/08/19(b)	5,000	4,997,088
2.84%, 05/06/19(b)	4,000	3,998,254
Chariot Funding LLC, 3.08%, 07/12/19(b)	1,000	994,896
Charta LLC, 2.86%, 05/06/19(b)	1,000	999,594
COCA-COLA Co., 3.07%, 12/09/19(b)	1,000	983,963
Comcast Corp., 2.67%, 05/17/19(b)	8,000	7,989,932
Credit Suisse AG/New York NY 2.95%, 09/27/19(b)	2,000	1,978,500
3.00%, 07/15/19(b)	2,000	1,989,335
DNB Bank ASA, 3.14%, 10/11/19(b)	7,000	6,919,162
Enbridge (US) Inc. 2.79%, 05/10/19(b)	6,750	6,745,056
2.95%, 07/01/19(b)	3,000	2,985,766
2.99%, 05/28/19(b)	11,500	11,475,859
3.01%, 06/10/19(b)	2,000	1,993,816
3.03%, 06/13/19(b)	5,500	5,481,722
Enterprise Products Operating LLC, 2.72%, 05/07/19(b)	3,000	2,998,466
Federation Des Caisses Desjardins du Quebec, 3.04%, 08/08/19(b)	4,000	3,971,633
Federation Des Caisses Desjardins Du Quebec, 2.74%, 07/22/19(b)	3,000	2,982,446
General Mills Inc., 2.82%, 06/24/19(b)	18,000	17,924,650
HSBC USA Inc., 3.01%, 08/15/19(b)	2,000	1,984,544
Hyundai Capital America 2.79%, 07/22/19(b)	3,000	2,980,557
2.89%, 05/13/19(b)	8,000	7,992,359
JPMorgan Securities LLC
2.79%, 07/26/19, (3 mo. LIBOR US + 0.200%)(a)	2,000	2,000,980
2.84%, 07/11/19(b)	2,000	1,989,752
Jupiter Sector Co. Ltd., 2.95%, 10/15/19(b)	2,500	2,469,713
Keurig Dr Pepper Inc., 2.81%, 05/20/19(b)	2,000	1,997,026
Macquarie Bank Ltd. 2.69%, 05/28/19(b)	2,000	1,996,097
2.83%, 08/08/19(b)	2,000	1,985,650
3.07%, 08/02/19(b)	2,000	1,986,553
3.25%, 10/11/19(b)	4,000	3,951,984
Matchpoint Finance PLC 2.99%, 06/03/19(b)	5,000	4,987,840
3.01%, 05/21/19(b)	1,000	998,508
3.02%, 06/04/19(b)	2,000	1,994,989

Security	Par (000)	Value

Mondelez International Inc., 2.99%, 06/04/19(b)	$4,000	$3,989,473
Nationwide Building Society, 2.75%, 09/16/19(b)	1,500	1,484,357
NextEra Energy Capital Holdings Inc., 2.73%, 05/07/19(b)	5,000	4,997,443
Nissan Motor Acceptance Corp. 2.54%, 06/03/19(b)	4,000	3,990,446
2.98%, 07/10/19(b)	3,000	2,984,575
2.98%, 07/12/19(b)	3,000	2,984,129
3.15%, 09/16/19(b)	12,000	11,876,151
Northrop Grumman Corp., 2.91%, 06/19/19(b)	13,000	12,950,528
Old Line Funding LLC, 2.95%, 05/28/19(b)	3,000	2,994,197
Oncor Electric Delivery Co. LLC, 2.71%, 05/09/19(b)	8,000	7,994,730
Ontario Teachers’ Finance Trust, 2.88%, 06/04/19(b)	2,200	2,194,770
Reckitt Benckiser Treasury Services PLC, 2.84%, 07/18/19(b)	6,000	5,966,912
Ridgefield Funding Co. LLC 2.94%, 05/07/19(b)	2,000	1,999,024
3.05%, 06/11/19(b)	7,000	6,979,322
Salisbury Bancorp. Inc. 3.05%, 10/17/19(a)	2,000	2,000,839
3.23%, 08/23/19(b)(c)	2,000	1,983,689
Schlumberger Holdings Corp., 2.81%, 06/18/19(b)	3,500	3,486,971
Societe Generale SA 2.90%, 08/02/19(b)	5,000	4,967,218
2.90%, 08/05/19(b)	2,250	2,234,633
2.91%, 08/26/19(b)	1,500	1,487,615
2.96%, 01/09/20(a)	2,000	2,004,482
3.01%, 12/16/19, (1 mo. LIBOR US + 0.530%)(a)(c)	1,000	1,002,367
3.22%, 10/31/19(b)	1,500	1,479,807
3.24%, 10/15/19(b)	1,000	988,184
Starbird Funding Corp., 2.94%, 05/13/19(b)	3,000	2,997,326
Suncor Energy Inc. 2.84%, 06/17/19(b)	4,000	3,985,461
2.84%, 07/05/19(b)	2,000	1,989,858
2.87%, 06/03/19(b)	5,000	4,987,226
2.87%, 06/06/19(b)	5,000	4,986,079
2.94%, 05/15/19(b)	4,000	3,995,583
Suncorp Group Ltd., 3.01%, 07/23/19(b)	3,000	2,981,198
TELUS Corp., 2.98%, 06/27/19(b)	5,000	4,977,879
Thunder Bay Funding LLC, 2.77%, 05/02/19(b)	1,500	1,499,796
Toronto-Dominion Bank (The), 3.09%, 10/18/19(b)	5,000	4,939,509
Toyota Industries Corp., 3.12%, 08/26/19(b)	3,000	2,975,525
TransCanada PipeLines Ltd. 2.79%, 06/19/19(b)	1,600	1,593,933
2.81%, 05/03/19(b)	3,000	2,999,345
2.83%, 05/29/19(b)	3,000	2,993,477
2.83%, 06/24/19(b)(c)	2,500	2,489,535
2.89%, 05/30/19(b)	3,000	2,993,250
2.95%, 07/08/19(b)	4,000	3,978,733
2.95%, 07/15/19(b)	4,000	3,976,415
UBS AG/London
2.74%, 08/28/19, (1 mo. LIBOR US + 0.260%)(a)	1,000	1,000,563
2.89%, 07/02/19, (1 mo. LIBOR US + 0.400%)(a)(c)	1,000	1,000,673
2.95%, 12/19/19, (3 mo. LIBOR US + 0.320%)(a)	3,000	3,005,052
United Overseas Bank Ltd. 2.92%, 05/17/19(b)	4,000	3,995,370
2.94%, 05/24/19(b)	2,000	1,996,729
Verizon Communications Inc., 2.70%, 06/10/19(b)	4,323	4,309,633
VW Credit Inc. 2.73%, 05/08/19(b)	3,000	2,998,245
2.77%, 05/09/19(b)	5,000	4,996,706
2.93%, 07/26/19(b)	5,000	4,965,901

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

3.03%, 10/07/19(b)	$3,000	$2,960,627
3.07%, 09/23/19(b)	5,000	4,940,748
3.28%, 12/04/19(b)	3,700	3,632,626
3.41%, 07/08/19(b)	2,000	1,989,366
Walgreens Boots Alliance Inc. 3.08%, 08/30/19(b)	2,000	1,980,521
3.14%, 08/12/19(b)	6,000	5,950,617
3.15%, 08/19/19(b)	3,000	2,973,564
3.21%, 10/01/19(b)	3,000	2,962,283
3.30%, 05/24/19(b)	2,750	2,745,057
3.36%, 07/17/19(b)	4,000	3,975,751
3.36%, 07/26/19(b)	3,000	2,979,541
Westpac Banking Corp.
2.91%, 10/31/19, (3 mo. LIBOR US + 0.180%)(a)	1,000	1,000,791
2.92%, 11/01/19, (3 mo. LIBOR US + 0.180%)(a)	2,000	2,001,492

Total Commercial Paper — 35.5% (Cost: $468,176,582)		468,377,705

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
General Dynamics Corp., 2.88%, 05/11/20	2,000	2,006,793
Lockheed Martin Corp., 4.25%, 11/15/19	2,000	2,015,807
United Technologies Corp.
2.93%, 11/01/19, (3 mo. LIBOR US + 0.350%)(a)	500	500,552
3.17%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(a)	1,000	1,001,009
3.35%, 08/16/21	540	546,489

		6,070,650

Auto Manufacturers — 4.8%
American Honda Finance Corp. 2.00%, 11/13/19	500	498,479
2.75%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	999,608
2.79%, 02/21/20, (3 mo. LIBOR US + 0.150%)(a)	2,000	2,001,259
2.87%, 06/16/20, (3 mo. LIBOR US + 0.260%)(a)	4,000	4,007,258
BMW U.S. Capital LLC
2.97%, 04/06/20, (3 mo. LIBOR US + 0.380%)(a)(c)	5,000	5,007,411
3.01%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(c)	2,000	2,003,510
3.25%, 08/14/20(c)	1,850	1,861,130
Daimler Finance North America LLC 2.30%, 01/06/20(c)	4,000	3,983,077
2.30%, 02/12/21(c)	1,535	1,518,124
3.10%, 05/04/20(c)	9,325	9,347,779
3.11%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(c)	3,000	2,994,594
3.20%, 10/30/19, (3 mo. LIBOR US + 0.620%)(a)(c)	250	250,342
3.40%, 02/22/22(c)	5,000	5,054,126
Harley-Davidson Financial Services Inc. 2.15%, 02/26/20 (Call 01/26/20)(c)	8,000	7,941,910
3.14%, 05/21/20, (3 mo. LIBOR US + 0.500%)(a)(c)	2,000	2,001,922
Hyundai Capital America 2.00%, 07/01/19(c)	1,025	1,023,170
3.42%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(c)	1,000	998,150
Nissan Motor Acceptance Corp., 2.99%, 09/28/20, (3 mo. LIBOR US + 0.390%)(a)(c)	750	746,324
PACCAR Financial Corp. 2.05%, 11/13/20	580	575,845
2.81%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	680,721
3.10%, 05/10/21	915	921,533

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 2.20%, 01/10/20	$1,500	$1,498,777
2.97%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)	1,500	1,503,628
3.05%, 01/08/21	2,435	2,455,381
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(c)	4,000	4,055,555

		63,929,613

Banks — 28.8%
ABN AMRO Bank NV 1.80%, 09/20/19(c)	3,000	2,988,564
2.45%, 06/04/20(c)	5,000	4,982,376
2.65%, 01/19/21(c)	1,955	1,948,001
3.21%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(c)	3,000	3,010,530
3.40%, 08/27/21(c)	2,500	2,530,922
ANZ New Zealand Int’l Ltd./London 2.20%, 07/17/20(c)	1,351	1,342,255
2.60%, 09/23/19(c)	1,000	999,499
2.75%, 01/22/21(c)	4,000	3,992,295
3.59%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(c)	4,000	4,049,073
Australia & New Zealand Banking Group Ltd.
2.88%, 11/09/20, (3 mo. LIBOR US + 0.320%)(a)(c)	1,000	1,001,222
4.88%, 01/12/21(c)	4,000	4,139,838
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	1,000	999,596
2.25%, 11/09/20	4,500	4,469,653
Bank of America Corp., 2.63%, 10/19/20	6,000	6,003,883
Bank of America N.A., 2.88%, 08/28/20 (Call 08/28/19),
(3 mo. LIBOR US + 0.250%)(a)	2,000	2,000,882
Bank of Montreal 1.50%, 07/18/19	2,000	1,995,385
1.75%, 09/11/19	3,450	3,439,232
3.20%, 12/12/19, (3 mo. LIBOR US + 0.600%)(a)	510	511,860
Bank of Nova Scotia (The)
2.88%, 01/08/21, (3 mo. LIBOR US + 0.290%)(a)	1,000	1,001,248
3.03%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,008,015
Banque Federative du Credit Mutuel SA, 2.20%, 07/20/20(c)	8,385	8,323,989
Barclays Bank PLC, 6.75%, 05/22/19	1,500	1,503,166
BPCE SA 2.25%, 01/27/20	5,500	5,478,000
2.50%, 07/15/19	6,000	5,996,820
Branch Banking & Trust Co. 2.10%, 01/15/20 (Call 12/15/19)	15,000	14,938,528
2.25%, 06/01/20 (Call 05/01/20)	1,100	1,095,522
Capital One N.A. 2.35%, 01/31/20 (Call 12/31/19)	7,239	7,214,630
2.40%, 09/05/19 (Call 08/15/19)	3,000	2,995,775
Citibank N.A. 2.10%, 06/12/20 (Call 05/12/20)	3,000	2,981,545
2.89%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(a)	1,000	1,000,589
2.98%, 03/13/21 (Call 03/13/20)(a)	3,515	3,516,692
3.05%, 05/01/20 (Call 04/01/20)	3,000	3,010,931
3.16%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	2,008,993
3.17%, 02/19/22 (Call 02/19/21)(d)	2,000	2,009,275
Citigroup Inc., 2.05%, 06/07/19	1,030	1,029,373
Commonwealth Bank of Australia 1.75%, 11/07/19(c)	1,591	1,583,521
3.05%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(c)	1,615	1,620,204

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 10/15/19(c)	$4,000	$4,044,056
Commonwealth Bank of Australia/New York NY, 2.30%, 09/06/19	2,000	1,997,736
Cooperatieve Rabobank UA, 4.75%, 01/15/20(c)	2,167	2,197,958
Cooperatieve Rabobank UA/NY 2.25%, 01/14/20	8,500	8,476,579
2.50%, 01/19/21	4,080	4,064,474
3.02%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,003,109
Credit Agricole Corporate and Investment Bank/New York, 3.20%, 01/14/21(a)	2,000	2,004,950
Credit Agricole SA/London, 3.77%, 07/01/21, (3 mo. LIBOR US + 1.180%)(a)(c)	4,000	4,059,946
Credit Suisse AG/New York NY, 5.30%, 08/13/19	2,000	2,014,572
Fifth Third Bank/Cincinnati OH, 2.83%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.250%)(a)	1,000	999,904
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	445	447,719
HSBC Holdings PLC
3.25%, 09/11/21 (Call 09/11/20), (3 mo. LIBOR US + 0.650%)(a)	4,000	4,007,125
3.28%, 05/18/21 (Call 05/18/20), (3 mo. LIBOR US + 0.600%)(a)	7,563	7,574,814
3.40%, 03/08/21	2,000	2,020,313
HSBC USA Inc. 2.35%, 03/05/20	4,000	3,989,613
2.38%, 11/13/19	1,120	1,117,941
ING Bank NV 2.45%, 03/16/20(c)	7,000	6,985,744
2.50%, 10/01/19(c)	2,000	1,997,529
JPMorgan Chase & Co., 2.25%, 01/23/20 (Call 12/23/19)	8,500	8,474,092
JPMorgan Chase Bank N.A. 2.99%, 02/19/21 (Call 02/19/20)(a)	2,500	2,502,182
3.05%, 02/19/21 (Call 02/19/20), (3 mo. LIBOR US + 0.370%)(a)	5,000	5,005,700
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,147,003
Lloyds Bank PLC 2.35%, 09/05/19	3,000	2,996,389
2.70%, 08/17/20	1,000	999,625
3.30%, 05/07/21	3,000	3,027,545
Macquarie Bank Ltd., 2.40%, 01/21/20(c)	3,850	3,840,313
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(c)	3,500	3,490,894
Mizuho Bank Ltd. 2.40%, 03/26/20(c)	3,000	2,992,640
2.65%, 09/25/19(c)	2,138	2,137,690
Morgan Stanley 2.38%, 07/23/19	4,000	3,997,120
2.65%, 01/27/20	5,000	4,997,018
3.10%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)	7,000	7,009,313
3.99%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,035,869
MUFG Bank Ltd., 2.35%, 09/08/19(c)	2,000	1,997,324
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,036,746
National Australia Bank Ltd.
2.83%, 07/25/19, (3 mo. LIBOR US + 0.240%)(a)(c)	3,000	3,001,608
2.95%, 01/12/21, (3 mo. LIBOR US + 0.350%)(a)(c)	2,000	2,003,386
3.17%, 01/10/20, (3 mo. LIBOR US + 0.590%)(a)(c)	1,200	1,204,250
National Australia Bank Ltd./New York 1.88%, 07/12/21	5,000	4,908,879
2.50%, 01/12/21	1,000	994,726
2.63%, 07/23/20	3,000	2,998,459
3.70%, 11/04/21	3,035	3,097,509

Security	Par (000)	Value

Banks (continued)
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	$1,000	$992,389
Nordea Bank AB 1.63%, 09/30/19(c)	3,900	3,883,105
2.13%, 05/29/20(c)	4,450	4,420,739
Nordea Bank Abp 2.25%, 05/27/21(c)	4,000	3,951,123
2.50%, 09/17/20(c)	4,000	3,983,962
3.10%, 05/29/20, (3 mo. LIBOR US + 0.470%)(a)(c)	2,000	2,006,996
Royal Bank of Canada 1.50%, 07/29/19	2,000	1,994,700
2.89%, 07/22/20, (3 mo. LIBOR US + 0.300%)(a)	2,000	2,003,688
Santander UK PLC 2.13%, 11/03/20	965	954,297
2.35%, 09/10/19	3,000	2,996,506
2.38%, 03/16/20	2,000	1,993,227
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)	500	499,635
Skandinaviska Enskilda Banken AB 1.50%, 09/13/19	1,750	1,742,688
2.30%, 03/11/20	4,640	4,625,256
2.45%, 05/27/20(c)	3,000	2,988,750
3.05%, 03/25/22(c)	3,000	3,000,330
3.11%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(c)	4,000	4,007,572
3.35%, 12/01/20, (3 mo. LIBOR US + 0.720%)(a)(c)	5,000	5,028,350
Sumitomo Mitsui Banking Corp. 2.51%, 01/17/20	2,498	2,495,170
2.94%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)	1,000	1,002,038
Suncorp-Metway Ltd. 2.10%, 05/03/19(c)	1,000	999,984
2.35%, 04/27/20(c)	2,000	1,987,888
2.38%, 11/09/20(c)	1,250	1,241,525
3.09%, 10/19/20, (3 mo. LIBOR US + 0.500%)(a)(c)(e)	7,000	6,995,310
Svenska Handelsbanken AB 1.50%, 09/06/19	2,250	2,241,046
2.40%, 10/01/20	3,000	2,985,893
2.95%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)	745	746,279
Toronto-Dominion Bank (The), 3.00%, 06/11/20	1,000	1,004,389
UBS AG/London, 2.20%, 06/08/20 (Call 05/08/20)(c)	2,300	2,286,333
UBS AG/Stamford CT 2.35%, 03/26/20	2,500	2,493,281
2.38%, 08/14/19	5,013	5,009,647
United Overseas Bank Ltd., 3.07%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(c)	2,000	2,001,283
Wells Fargo & Co.
3.96%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,087,021
Series N, 2.15%, 01/30/20	3,462	3,448,103
Wells Fargo Bank N.A.
2.91%, 01/15/21, (3 mo. LIBOR US + 0.310%)(a)	2,000	2,003,796
3.09%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(a)	5,000	5,010,978
3.10%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(a)	2,000	2,006,061
3.33%, 07/23/21 (Call 07/23/20)(d)	2,000	2,012,060
Westpac Banking Corp. 2.60%, 11/23/20	9,001	8,985,748
3.04%, 03/06/20, (3 mo. LIBOR US + 0.430%)(a)	3,000	3,008,618
3.05%, 05/15/20	5,000	5,019,804
3.40%, 05/13/19, (3 mo. LIBOR US + 0.710%)(a)	250	250,066

		380,017,878

Computers — 0.2%
Apple Inc., 1.80%, 11/13/19	1,500	1,493,154

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
IBM Credit LLC, 2.76%, 09/06/19, (3 mo. LIBOR US + 0.150%)(a)	$1,000	$1,000,464

		2,493,618

Diversified Financial Services — 0.8%
AIG Global Funding, 1.95%, 10/18/19(c)	555	553,025
American Express Credit Corp. 1.70%, 10/30/19 (Call 09/30/19)	2,450	2,439,353
3.05%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(a)	3,000	3,005,310
3.38%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(a)	2,906	2,920,739
Mizuho Securities USA LLC, 3.25%, 06/28/19, (3 mo. LIBOR US + 0.650%)(a)(c)	1,000	1,000,616

		9,919,043

Electric — 1.0%
NextEra Energy Capital Holdings Inc. 2.90%, 04/01/22	2,260	2,269,770
2.93%, 09/03/19(a)	2,000	1,999,948
3.06%, 09/28/20(a)	6,500	6,499,483
Series H, 3.34%, 09/01/20	1,795	1,809,947
Sempra Energy, 2.85%, 07/15/19, (3 mo. LIBOR US + 0.250%)(a)	1,000	999,379

		13,578,527

Electronics — 0.1%
Honeywell International Inc. 1.80%, 10/30/19	310	308,832
2.62%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)	750	750,190

		1,059,022

Health Care – Services — 0.1%
Roche Holdings Inc., 2.25%, 09/30/19 (Call 08/30/19)(c)	1,300	1,298,013

Household Products & Wares — 0.7%
Church & Dwight Co. Inc., 2.45%, 12/15/19 (Call 11/15/19)	9,500	9,473,449

Insurance — 0.4%
Jackson National Life Global Funding, 2.90%, 10/15/20, (3 mo. LIBOR US + 0.300%)(a)(c)	5,000	4,996,644
Metropolitan Life Global Funding I, 1.75%, 09/19/19(c)	860	856,998

		5,853,642

Internet — 1.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	1,750	1,748,198
Tencent Holdings Ltd., 2.88%, 02/11/20(c)	16,105	16,048,632

		17,796,830

Machinery — 1.6%
Caterpillar Financial Services Corp. 2.70%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)	1,500	1,501,819
2.84%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	1,001,017
2.90%, 08/26/20, (3 mo. LIBOR US + 0.250%)(a)	9,000	9,013,912
2.90%, 03/15/21	1,500	1,507,278
John Deere Capital Corp. 2.72%, 07/05/19, (3 mo. LIBOR US + 0.120%)(a)	1,170	1,170,240
2.76%, 10/09/20, (3 mo. LIBOR US + 0.170%)(a)	3,000	3,000,790
2.84%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	1,000,255
3.00%, 07/10/20, (3 mo. LIBOR US + 0.420%)(a)	3,000	3,011,735

		21,207,046

Manufacturing — 0.6%
3M Co., 3.00%, 09/14/21 (Call 08/14/21)	1,075	1,088,838

Security	Par (000)	Value

Manufacturing (continued)
Siemens Financieringsmaatschappij NV 1.30%, 09/13/19(c)	$1,100	$1,094,789
2.15%, 05/27/20(c)	3,000	2,982,371
2.95%, 03/16/20, (3 mo. LIBOR US + 0.340%)(a)(c)	3,000	3,007,667

		8,173,665

Media — 0.7%
Comcast Corp. 2.92%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)	2,000	2,003,756
3.30%, 10/01/20	1,610	1,622,442
NBCUniversal Enterprise Inc., 2.99%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(c)	5,000	5,015,528

		8,641,726

Pharmaceuticals — 0.1%
Pfizer Inc., 3.00%, 09/15/21	1,670	1,689,753

Pipelines — 0.1%
TransCanada PipeLines Ltd., 2.79%, 11/15/19, (3 mo. LIBOR US + 0.275%)(a)	1,500	1,501,765

Semiconductors — 1.2%
Lam Research Corp. 2.75%, 03/15/20 (Call 02/15/20)	9,000	8,994,880
2.80%, 06/15/21 (Call 05/15/21)	6,905	6,919,936

		15,914,816

Software — 0.0%
Oracle Corp., 2.25%, 10/08/19	600	598,862

Telecommunications — 0.2%
Verizon Communications Inc., 3.21%, 05/22/20, (3 mo. LIBOR US + 0.550%)(a)	2,000	2,007,760

Total Corporate Bonds & Notes — 43.2% (Cost: $569,843,083)		571,225,678

Repurchase Agreements
Barclays Bank PLC, 3.15%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $10,000,875, collateralized by non-agency mortgage-backed security, 2.48% to 6.46%, due 01/15/21 to 08/15/31, par and fair value of $12,460,021 and $10,500,001, respectively)(a)(f)	10,000	10,000,000
Citigroup Global Markets Inc., 3.08%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $12,001,025, collateralized by non-agency mortgage-backed security, 3.19% to 5.84%, due 04/13/33 to 09/10/58, par and fair value of $12,468,037 and $12,600,000, respectively)(a)(f)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 2.93%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $5,000,407, collateralized by non-agency mortgage-backed security, 0.00% to 5.93%, due 07/25/27 to 05/16/42, par and fair value of $12,921,332 and $5,750,000, respectively)(a)(f)	5,000	5,000,000
JP Morgan Securities, 2.98%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $6,000,497, collateralized by non-agency mortgage-backed security, 3.57% to 5.25%, due 06/15/26 to 06/15/27, par and fair value of $6,103,924 and $6,300,000, respectively)(a)(f)	6,000	6,000,000

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

JP Morgan Securities, 2.98%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $7,000,579, collateralized by non-agency mortgage-backed security, 4.08%, due 04/25/23, par and fair value of $13,640,089 and $7,490,000, respectively)(a)(f)	$7,000	$7,000,000
Merrill Lynch, 2.82%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $10,000,783, collateralized by non-agency mortgage-backed security, 3.67% to 7.63%, due 11/25/28 to 09/25/45, par and fair value of $10,704,994 and $12,000,001, respectively)(a)(f)	10,000	10,000,000
Merrill Lynch, 3.12%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $7,000,607, collateralized by non-agency mortgage-backed security, 1.24% to 4.98%, due 03/25/30 to 07/25/56, par and fair value of $46,561,110 and $8,400,000, respectively)(a)(f)	7,000	7,000,000
Mizuho Securities USA Inc., 3.03%, 05/01/19 (Purchased on 04/30/19 to be repurchased at $6,000,506, collateralized by non-agency mortgage-backed security, 4.34%, due 01/25/49, par and fair value of $6,900,001 and $6,895,881, respectively)(a)(f)	6,000	6,000,000

Total Repurchase Agreements — 4.8% (Cost: $63,000,000)		63,000,000

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	519	518,695

Total Money Market Funds — 0.1% (Cost: $518,695)		518,695

Total Investments in Securities — 99.7% (Cost: $1,314,458,030)		1,316,327,049

Other Assets, Less Liabilities — 0.3%		4,393,168

Net Assets — 100.0%		$1,320,720,217

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,193	(1,674)	519	$518,695	$28,627	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Ultra Short-Term Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$13,536,634	$—	$13,536,634
Certificates of Deposit	—	199,668,337	—	199,668,337
Commercial Paper	—	468,377,705	—	468,377,705
Corporate Bonds & Notes	—	564,230,368	6,995,310	571,225,678
Repurchase Agreements	—	63,000,000	—	63,000,000
Money Market Funds	518,695	—	—	518,695

	$518,695	$1,308,813,044	$6,995,310	$1,316,327,049

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,050,787,232	$169,594,808	$1,252,808,354
Affiliated(c)	153,142,654	13,025	518,695
Repurchase agreements, at value — Unaffiliated(d)	30,000,000	—	63,000,000
Cash	678,934	—	76,557
Foreign currency, at value(e)	272,726	—	—
Receivables:
Investments sold	212	—	—
Securities lending income — Affiliated	17,679	—	—
Dividends	1,027,427	45	1,011,687
Interest	23,487,466	1,542,038	3,390,416

Total assets	6,259,414,330	171,149,916	1,320,805,709

LIABILITIES
Collateral on securities loaned, at value	39,026,025	—	—
Payables:
Investments purchased	6,042,286	5,976,966	—
Investment advisory fees	1,282,637	34,079	85,492

Total liabilities	46,350,948	6,011,045	85,492

NET ASSETS	$6,213,063,382	$165,138,871	$1,320,720,217

NET ASSETS CONSIST OF:
Paid-in capital	$6,194,461,541	$164,739,088	$1,315,710,369
Accumulated earnings	18,601,841	399,783	5,009,848

NET ASSETS	$6,213,063,382	$165,138,871	$1,320,720,217

Shares outstanding	123,600,000	3,300,000	26,250,000

Net asset value	$50.27	$50.04	$50.31

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$37,869,507	$—	$—
(b) Investments, at cost — Unaffiliated	$6,045,318,798	$169,345,672	$1,250,939,335
(c) Investments, at cost — Affiliated	$153,128,855	$13,025	$518,695
(d) Repurchase agreements, at cost — Unaffiliated	$30,000,000	$—	$63,000,000
(e) Foreign currency, at cost	$274,466	$—	$—

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares Short Maturity Bond ETF	iShares Short Maturity Municipal Bond ETF	iShares Ultra Short-Term Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,743,538	$856	$28,627
Interest — Unaffiliated	85,736,033	1,564,621	14,423,829
Securities lending income — Affiliated — net	130,029	—	—
Other income — Unaffiliated	32,000	—	—

Total investment income	88,641,600	1,565,477	14,452,456

EXPENSES
Investment advisory fees	7,267,788	201,015	385,751

Total expenses	7,267,788	201,015	385,751

Net investment income	81,373,812	1,364,462	14,066,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	4,955,452	(33,335)	11,421
Investments — Affiliated	3,793	(11)	—
Capital gain distributions from underlying funds — Affiliated	—	4	—
Forward foreign currency exchange contracts	(7,065,560)	—	—
Foreign currency transactions	194,015	—	—

Net realized gain (loss)	(1,912,300)	(33,342)	11,421

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,930,654	516,155	2,256,812
Investments — Affiliated	9,453	—	—
Foreign currency translations	(2,549)	—	—

Net change in unrealized appreciation (depreciation)	15,937,558	516,155	2,256,812

Net realized and unrealized gain	14,025,258	482,813	2,268,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,399,070	$1,847,275	$16,334,938

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares Short Maturity Bond ETF		iShares Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,373,812	$81,567,141	$1,364,462	$953,580
Net realized loss	(1,912,300)	(1,136,651)	(33,342)	(53,123)
Net change in unrealized appreciation (depreciation)	15,937,558	(14,317,397)	516,155	(224,736)

Net increase in net assets resulting from operations	95,399,070	66,113,093	1,847,275	675,721

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(74,947,647)	(74,611,511)	(1,228,390)	(856,151)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,210,794,063	2,080,578,493	37,408,710	74,785,143

NET ASSETS
Total increase in net assets	1,231,245,486	2,072,080,075	38,027,595	74,604,713
Beginning of period	4,981,817,896	2,909,737,821	127,111,276	52,506,563

End of period	$6,213,063,382	$4,981,817,896	$165,138,871	$127,111,276

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Ultra Short-Term Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,066,705	$7,171,945
Net realized gain (loss)	11,421	(2,431)
Net change in unrealized appreciation (depreciation)	2,256,812	(491,071)

Net increase in net assets resulting from operations	16,334,938	6,678,443

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,085,607)	(6,139,081)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	714,676,875	413,322,400

NET ASSETS
Total increase in net assets	718,926,206	413,861,762
Beginning of period	601,794,011	187,932,249

End of period	$1,320,720,217	$601,794,011

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Short Maturity Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$50.12		$50.25	$50.17	$50.04	$50.15	$50.07

Net investment income(a)	0.69		1.11	0.74	0.50	0.44	0.44
Net realized and unrealized gain (loss)(b)	0.11		(0.23)	0.04	0.14	(0.13)	0.04

Net increase from investment operations	0.80		0.88	0.78	0.64	0.31	0.48

Distributions(c)
From net investment income	(0.65)		(1.01)	(0.70)	(0.51)	(0.42)	(0.40)

Total distributions	(0.65)		(1.01)	(0.70)	(0.51)	(0.42)	(0.40)

Net asset value, end of period	$50.27		$50.12	$50.25	$50.17	$50.04	$50.15

Total Return
Based on net asset value	1.61	%(d)	1.78%	1.57%	1.28%	0.62%	0.96%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.80	%(e)	2.21%	1.47%	1.01%	0.87%	0.87%

Supplemental Data
Net assets, end of period (000)	$6,213,063		$4,981,818	$2,909,738	$2,021,893	$1,781,306	$418,732

Portfolio turnover rate(f)	31	%(d)	48%	56%	79%	23%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Period From 03/03/15 to 10/31/15	(a)

Net asset value, beginning of period	$49.85		$50.01	$50.02	$50.07	$50.00

Net investment income(b)	0.42		0.68	0.49	0.39	0.20
Net realized and unrealized gain (loss)(c)	0.15		(0.21)	(0.03)	(0.04)	0.04

Net increase from investment operations	0.57		0.47	0.46	0.35	0.24

Distributions(d)
From net investment income	(0.38)		(0.63)	(0.47)	(0.40)	(0.17)

Total distributions	(0.38)		(0.63)	(0.47)	(0.40)	(0.17)

Net asset value, end of period	$50.04		$49.85	$50.01	$50.02	$50.07

Total Return
Based on net asset value	1.15	%(e)	0.95%	0.93%	0.69%	0.48	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25	%(f)

Total expenses after fees waived	0.25	%(f)	0.25%	0.25%	0.25%	0.25	%(f)

Net investment income	1.70	%(f)	1.35%	0.99%	0.79%	0.59	%(f)

Supplemental Data
Net assets, end of period (000)	$165,139		$127,111	$52,507	$35,012	$35,049

Portfolio turnover rate(g)	97	%(e)	221%	163%	100%	184	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Ultra Short-Term Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Period From 12/11/13 to 10/31/14	(a)

Net asset value, beginning of period	$50.15		$50.12	$50.04	$49.97	$50.08	$49.99

Net investment income(b)	0.73		1.16	0.71	0.47	0.24	0.16
Net realized and unrealized gain (loss)(c)	0.09		(0.16)	0.02	(0.02)	(0.07)	0.06

Net increase from investment operations	0.82		1.00	0.73	0.45	0.17	0.22

Distributions(d)
From net investment income	(0.66)		(0.97)	(0.65)	(0.38)	(0.24)	(0.13)
From net realized gain	—		—	—	—	(0.04)	—

Total distributions	(0.66)		(0.97)	(0.65)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$50.31		$50.15	$50.12	$50.04	$49.97	$50.08

Total Return
Based on net asset value	1.65	%(e)	2.02%	1.47%	0.90%	0.32%	0.45	%(e)

Ratios to Average Net Assets
Total expenses	0.08	%(f)	0.08%	0.09%	0.18%	0.18%	0.18	%(f)

Net investment income	2.92	%(f)	2.33%	1.43%	0.93%	0.47%	0.35	%(f)

Supplemental Data
Net assets, end of period (000)	$1,320,720		$601,794	$187,932	$25,018	$12,493	$15,024

Portfolio turnover rate(g)	9	%(e)	32%	11%	139%	41%	71	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Maturity Bond	Diversified	(a)
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Repurchase agreements are valued at amortized cost, which approximates market value.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The following table summarizes the open repurchase agreements as of April 30, 2019 which are subject to offset under an MRA:

iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received	Non-Cash Collateral Received	(a)	Net Amount
Short Maturity Bond
Mizuho Securities USA Inc.	$30,000,000	$—	$30,000,000		$—

Ultra Short-Term Bond
Barclays Bank PLC	$10,000,000	$—	$10,000,000		$—
Citigroup Global Markets Inc.	12,000,000	—	12,000,000		—
Credit Suisse Securities (USA) LLC	5,000,000	—	5,000,000		—
JP Morgan Securities LLC	13,000,000	—	13,000,000		—
Merrill Lynch Pierce Fenner & Smith	17,000,000	—	17,000,000		—
Mizuho Securities USA Inc.	6,000,000	—	6,000,000		—

	$63,000,000	$—	$63,000,000		$—

(a)

Collateral received in excess of the market value of repurchase agreements is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Short Maturity Bond
BNP Paribas Prime Brokerage International Ltd.	$1,591,007	$1,591,007		$—	$—
Citigroup Global Markets Inc.	659,971	659,971		—	—
Deutsche Bank Securities Inc.	3,027,399	3,027,399		—	—
Goldman Sachs & Co.	5,117,439	5,117,439		—	—
JPMorgan Securities LLC	15,672,268	15,672,268		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,481,883	1,481,883		—	—
Morgan Stanley & Co. LLC	9,103,565	9,103,565		—	—
MUFG Securities Americas Inc.	652,071	652,071		—	—
Wells Fargo Securities LLC	563,904	563,904		—	—

	$37,869,507	$37,869,507		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The iShares Short Maturity Bond ETF uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Short Maturity Bond	$44,022

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Maturity Municipal Bond	$5,403,887	$17,084,697

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales
Short Maturity Bond	$1,086,807,285	$937,624,198	$1,364,694,022	$559,295,292
Short Maturity Municipal Bond	—	—	165,927,029	134,452,000
Ultra Short-Term Bond	—	—	320,113,740	29,564,014

There were no in-kind transactions for the six months ended April 30, 2019.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Short Maturity Bond	$1,172,993
Short Maturity Municipal Bond	91,849
Ultra Short-Term Bond	23,259

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$6,228,447,653	$10,636,638	$(5,154,405)	$5,482,233
Short Maturity Municipal Bond	169,358,708	276,481	(27,356)	249,125
Ultra Short-Term Bond	1,314,458,030	2,017,102	(148,083)	1,869,019

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18

iShares ETF	Shares	Amount	Shares	Amount

Short Maturity Bond
Shares sold	40,350,000	$2,019,103,080	58,650,000	$2,940,323,176
Shares redeemed	(16,150,000)	(808,309,017)	(17,150,000)	(859,744,683)

Net increase	24,200,000	$1,210,794,063	41,500,000	$2,080,578,493

Short Maturity Municipal Bond
Shares sold	1,100,000	$54,906,814	1,900,000	$94,724,355
Shares redeemed	(350,000)	(17,498,104)	(400,000)	(19,939,212)

Net increase	750,000	$37,408,710	1,500,000	$74,785,143

Ultra Short-Term Bond
Shares sold	14,500,000	$727,213,063	9,300,000	$465,896,705
Shares redeemed	(250,000)	(12,536,188)	(1,050,000)	(52,574,305)

Net increase	14,250,000	$714,676,875	8,250,000	$413,322,400

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

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Notes to Financial Statements  (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Short Maturity Bond	$0.650857	$—	$—	$0.650857	100%	—%	—%		100%
Short Maturity Municipal Bond	0.382890	—	—	0.382890	100	—	—		100
Ultra Short-Term Bond(a)	0.660989	—	0.000200	0.661189	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	43

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶	iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX

▶	iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

▶	iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Inflation Hedged Corporate Bond ETF

Investment Objective

The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment- grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	6.57%	5.14%
Fund Market	6.61	5.26
Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index	6.73	5.39

The inception date of the Fund was 5/8/18. The first day of secondary market trading was 5/10/18.

The Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index is an unmanaged index that is designed to reflect the inflation hedged performance of U.S. dollar-denominated investment-grade corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,065.70	$0.26		$1,000.00	$1,024.50	$0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.9%
Aa	7.9
A	39.9
Baa	45.8
Ba	3.0
Not Rated	0.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	21.9%
5-10 Years	38.1
10-15 Years	3.3
15-20 Years	10.1
More than 20 Years	26.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Interest Rate Hedged Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.85%	2.78%	1.92%	2.78%	9.80%
Fund Market	1.83	2.63	1.90	2.63	9.71
Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index(a)	2.22	3.07	2.75	3.07	14.30

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index is an unmanaged index that is designed to reflect the duration hedged performance of U.S. dollar-denominated investment-grade corporate debt.

(a)

The Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index reflects the performance of the Markit iBoxx USD Liquid Investment Grade Interest Rate Hedged Index through June 16, 2016 and beginning June 17, 2016 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,018.50	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.9%
Aa	7.9
A	39.9
Baa	45.8
Ba	3.0
Not Rated	0.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	21.9%
5-10 Years	38.1
10-15 Years	3.3
15-20 Years	10.1
More than 20 Years	26.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of April 30, 2019	iShares® Interest Rate Hedged High Yield Bond ETF

Investment Objective

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.06%	5.02%	3.16%	5.02%	16.57%
Fund Market	2.94	5.02	3.15	5.02	16.52
Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index	3.06	5.13	3.71	5.13	19.67

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

The Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index is an unmanaged index that reflects the duration hedged performance of U.S. dollar-denominated high yield corporate debt.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,030.60	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	1.5%
Ba	46.9
B	37.5
Caa	12.3
Ca	0.8
C	0.2
Not Rated	0.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	41.8
5-10 Years	57.0
10-15 Years	0.6
More than 20 Years	0.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) April 30, 2019	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	61,516	$7,333,938

Total Investment Companies — 96.2% (Cost: $7,043,359)		7,333,938

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	147,702	147,702

Total Short-Term Investments — 1.9% (Cost: $147,702)		147,702

Total Investments in Securities — 98.1% (Cost: $7,191,061)		7,481,640

Other Assets, Less Liabilities — 1.9%		143,293

Net Assets — 100.0%		$7,624,933

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$46	(c)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,445	122,257	(b)	—	147,702	147,702	1,563		—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	84,841	—		(23,325)	61,516	7,333,938	170,497		19,635		485,944

						$7,481,640	$172,106		$19,635		$485,944

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	06/19/19	$247	$1,994
10-Year Ultra Long U.S. Treasury Bond	2	06/19/19	264	4,132

				$6,126

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
		U.S. CPI Urban Consumers
2.21%	At Termination	NSA	At Termination	05/15/21	$(1,292)	$(13,660)	$14	$(13,674)
		U.S. CPI Urban Consumers
2.29	At Termination	NSA	At Termination	05/15/23	(2,684)	(49,430)	41	(49,471)
		U.S. CPI Urban Consumers
2.37	At Termination	NSA	At Termination	05/15/28	(3,454)	(100,394)	80	(100,474)
		U.S. CPI Urban Consumers
2.19	At Termination	NSA	At Termination	12/03/28	(750)	(6,538)	17	(6,555)
		U.S. CPI Urban Consumers
2.40	At Termination	NSA	At Termination	05/15/48	(296)	(14,758)	15	(14,773)

						$(184,780)	$167	$(184,947)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$167	$—	$—	$(184,947)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,126	$—	$6,126

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$184,947	$184,947

(a)

Net cumulative appreciation (depreciation) on futures contracts and centrally cleared inflation swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Inflation Hedged Corporate Bond ETF

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$15,445	$—	$15,445
Swaps	—	(50,335)	(50,335)

	$15,445	$(50,335)	$(34,890)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,716	$—	$4,716
Swaps	—	(103,734)	(103,734)

	$4,716	$(103,734)	$(99,018)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$541,789
Interest rate swaps:
Average notional value — pays fixed rate	$9,854,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,333,938	$—	$—	$7,333,938
Money Market Funds	147,702	—	—	147,702

	$7,481,640	$—	$—	$7,481,640

Derivative financial instruments(a)
Assets
Futures Contracts	$6,126	$—	$—	$6,126
Liabilities
Swaps	—	(184,947)	—	(184,947)

	$6,126	$(184,947)	$—	$(178,821)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) April 30, 2019	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	1,626,022	$193,854,343

Total Investment Companies — 95.6% (Cost: $190,214,968)		193,854,343

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	3,835,756	3,835,756

Total Short-Term Investments — 1.9% (Cost: $3,835,756)		3,835,756

Total Investments in Securities — 97.5% (Cost: $194,050,724)		197,690,099

Other Assets, Less Liabilities — 2.5%		5,013,687

Net Assets — 100.0%		$202,703,786

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	78,148,424	—		(78,148,424	)(b)	—	$—	$45,165	(c)	$4,527		$(3,628)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,972,028	863,728	(b)	—		3,835,756	3,835,756	30,196		—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,824,319	753,856		(952,153)		1,626,022	193,854,343	4,161,900		1,222,133		12,475,800

							$197,690,099	$4,237,261		$1,226,660		$12,472,172

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate(a)	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.17%	Semi-annual	2.58%	Quarterly	N/A	12/08/21	$(35,505)	$1,047,829	$1,386,797	$(338,968)
2.38	Semi-annual	2.58	Quarterly	N/A	01/12/23	(19,813)	(49,273)	436,812	(486,085)
2.46	Semi-annual	2.58	Quarterly	N/A	01/12/25	(16,581)	(98,006)	527,335	(625,341)
1.44	Semi-annual	2.58	Quarterly	N/A	12/08/26	(61,114)	4,187,786	6,067,182	(1,879,396)
3.25	Semi-annual	2.58	Quarterly	N/A	10/18/28	(7,485)	(479,042)	(321,324)	(157,718)
2.34	Semi-annual	2.58	Quarterly	N/A	12/08/36	(34,688)	1,696,803	3,261,090	(1,564,287)
1.77	Semi-annual	2.58	Quarterly	N/A	12/08/46	(15,642)	3,012,069	3,891,489	(879,420)
3.33	Semi-annual	2.58	Quarterly	N/A	10/24/48	(8,217)	(1,032,154)	(765,678)	(266,476)

							$8,286,012	$14,483,703	$(6,197,691)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged Corporate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$15,570,705	$(1,087,002)	$—	$(6,197,691)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$6,197,691

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$(1,848,449)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(10,688,615)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$229,746,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$193,854,343	$—	$—	$193,854,343
Money Market Funds	3,835,756	—	—	3,835,756

	$197,690,099	$—	$—	$197,690,099

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(6,197,691)	$—	$(6,197,691)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) April 30, 2019	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.0%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,588,849	$225,074,532

Total Investment Companies — 98.0% (Cost: $226,880,436)		225,074,532

Short-Term Investments

Money Market Funds — 43.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	96,930,007	96,968,779
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	2,856,567	2,856,567

		99,825,346

Total Short-Term Investments — 43.4% (Cost: $99,820,279)		99,825,346

Total Investments in Securities — 141.4% (Cost: $326,700,715)		324,899,878

Other Assets, Less Liabilities — (41.4)%		(95,128,665)

Net Assets — 100.0%		$229,771,213

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	181,196,855	—	(84,266,848	)(b)	96,930,007	$96,968,779	$685,713	(c)	$12,313	$(4,568)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,837,602	—	(2,981,035	)(b)	2,856,567	2,856,567	29,517		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,801,259	307,470	(2,519,880)		2,588,849	225,074,532	8,471,230		(11,396,776)	10,547,417

						$324,899,878	$9,186,460		$(11,384,463)	$10,542,849

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
2.17%	Semi-annual	2.58%	Quarterly	N/A	01/12/20	$(44,447)	$125,438	$214,537	$(89,099)
1.82	Semi-annual	2.58	Quarterly	N/A	12/09/21	(39,279)	516,485	1,122,425	(605,940)
2.38	Semi-annual	2.58	Quarterly	N/A	01/12/23	(63,655)	(158,305)	944,101	(1,102,406)
2.46	Semi-annual	2.58	Quarterly	N/A	01/12/25	(26,574)	(157,072)	663,074	(820,146)
1.44	Semi-annual	2.58	Quarterly	N/A	12/08/26	(6,855)	469,734	774,941	(305,207)
2.23	Semi-annual	2.58	Quarterly	N/A	12/09/26	(26,675)	352,193	597,704	(245,511)
3.33	Semi-annual	2.58	Quarterly	N/A	10/24/48	(10)	(1,257)	(14,676)	13,419

							$1,147,216	$4,302,106	$(3,154,890)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged High Yield Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,316,782	$(14,676)	$13,419	$(3,168,309)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$13,419

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$3,168,309

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$1,067,605

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(10,240,030)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$307,850,333
Average notional value — receives fixed rate	$28,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$225,074,532	$—	$—	$225,074,532
Money Market Funds	99,825,346	—	—	99,825,346

	$324,899,878	$—	$—	$324,899,878

Derivative financial instruments(a)
Assets
Swaps	$—	$13,419	$—	$13,419
Liabilities
Swaps	—	(3,168,309)	—	(3,168,309)

	$—	$(3,154,890)	$—	$(3,154,890)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2019

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Affiliated(b)	$7,481,640	$197,690,099	$324,899,878
Cash pledged:
Futures contracts	6,000	—	—
Centrally cleared swaps	150,000	5,931,000	2,269,000
Receivables:
Securities lending income — Affiliated	46	1,083	25,840
Dividends	232	7,146	5,642

Total assets	7,637,918	203,629,328	327,200,360

LIABILITIES
Bank overdraft	5,506	476,969	258,341
Collateral on securities loaned, at value	—	—	96,971,056
Payables:
Variation margin on futures contracts	6	—	—
Variation margin on centrally cleared swaps	7,161	430,200	190,324
Investment advisory fees	312	18,373	9,426

Total liabilities	12,985	925,542	97,429,147

NET ASSETS	$7,624,933	$202,703,786	$229,771,213

NET ASSETS CONSIST OF:
Paid-in capital	$7,532,270	$205,642,397	$245,670,526
Accumulated earnings (loss)	92,663	(2,938,611)	(15,899,313)

NET ASSETS	$7,624,933	$202,703,786	$229,771,213

Shares outstanding	300,000	2,150,000	2,550,000

Net asset value	$25.42	$94.28	$90.11

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$95,042,373
(b) Investments, at cost — Affiliated	$7,191,061	$194,050,724	$326,700,715

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)

Six Months Ended April 30, 2019

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$172,060	$4,192,096	$8,500,747
Interest — Unaffiliated	56	65,409	32,823
Securities lending income — Affiliated — net	46	45,165	685,713
Other income — Affiliated	3,785	—	—

Total investment income	175,947	4,302,670	9,219,283

EXPENSES
Investment advisory fees	8,989	337,206	863,795

Total expenses	8,989	337,206	863,795

Less:
Investment advisory fees waived	(6,742)	(224,804)	(797,349)

Total expenses after fees waived	2,247	112,402	66,446

Net investment income	173,700	4,190,268	9,152,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	19,635	(874,740)	(821,515)
In-kind redemptions — Affiliated	—	2,101,400	(10,562,948)
Futures contracts	15,445	—	—
Swaps	(50,335)	(1,848,449)	1,067,605

Net realized loss	(15,255)	(621,789)	(10,316,858)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	485,944	12,472,172	10,542,849
Futures contracts	4,716	—	—
Swaps	(103,734)	(10,688,615)	(10,240,030)

Net change in unrealized appreciation (depreciation)	386,926	1,783,557	302,819

Net realized and unrealized gain (loss)	371,671	1,161,768	(10,014,039)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$545,371	$5,352,036	$(861,202)

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited )	Period From 05/08/18 to 10/31/18 (a)	Six Months Ended 04/30/19 (unaudited )	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$173,700	$147,023	$4,190,268	$5,410,504
Net realized gain (loss)	(15,255)	(1,530)	(621,789)	5,415,142
Net change in unrealized appreciation (depreciation)	386,926	(275,168)	1,783,557	(8,162,611)

Net increase (decrease) in net assets resulting from operations	545,371	(129,675)	5,352,036	2,663,035

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(177,688)	(145,345)	(7,121,682)	(4,886,158)

Decrease in net assets resulting from distributions to shareholders	(177,688)	(145,345)	(7,121,682)	(4,886,158)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,467,730)	10,000,000	(11,056,300)	140,458,346

NET ASSETS
Total increase (decrease) in net assets	(2,100,047)	9,724,980	(12,825,946)	138,235,223
Beginning of period	9,724,980	—	215,529,732	77,294,509

End of period	$7,624,933	$9,724,980	$202,703,786	$215,529,732

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Changes in Net Assets (continued)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,152,837	$15,216,575
Net realized gain (loss)	(10,316,858)	397,355
Net change in unrealized appreciation (depreciation)	302,819	(6,222,064)

Net increase (decrease) in net assets resulting from operations	(861,202)	9,391,866

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,254,811)	(14,460,293)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(176,291,246)	283,576,812

NET ASSETS
Total increase (decrease) in net assets	(186,407,259)	278,508,385
Beginning of period	416,178,472	137,670,087

End of period	$229,771,213	$416,178,472

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Period From 05/08/18 to 10/31/18	(a)

Net asset value, beginning of period	$24.31		$25.00

Net investment income(b)	0.47		0.37
Net realized and unrealized gain (loss)(c)	1.10		(0.70)

Net increase (decrease) from investment operations	1.57		(0.33)

Distributions(d)
From net investment income	(0.46)		(0.36)

Total distributions	(0.46)		(0.36)

Net asset value, end of period	$25.42		$24.31

Total Return
Based on net asset value	6.57	%(e)(f)	(1.34	)%(e)

Ratios to Average Net Assets
Total expenses(g)	0.20	%(h)	0.20	%(h)

Total expenses after fees waived(g)	0.05	%(h)	0.05	%(h)

Net investment income	3.86	%(h)	3.04	%(h)

Supplemental Data
Net assets, end of period (000)	$7,625		$9,725

Portfolio turnover rate(i)(j)	0	%(e)	0	%(e)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 6.53%.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18	Year Ended 10/31/17		Year Ended 10/31/16	Year Ended 10/31/15	Period From 05/27/14 to 10/31/14	(a)

Net asset value, beginning of period	$95.79		$96.62	$92.49		$92.13	$97.95	$100.32

Net investment income(b)	1.73		3.16	2.76		2.74	2.95	1.32
Net realized and unrealized gain (loss)(c)	(0.06)		(1.16)	3.73		(0.29)	(5.82)	(2.36)

Net increase (decrease) from investment operations	1.67		2.00	6.49		2.45	(2.87)	(1.04)

Distributions(d)
From net investment income	(1.63)		(2.83)	(2.36)		(2.09)	(2.81)	(1.32)
From net realized gain	(1.55)		—	—		—	—	—
Return of capital	—		—	—		—	(0.14)	(0.01)

Total distributions	(3.18)		(2.83)	(2.36)		(2.09)	(2.95)	(1.33)

Net asset value, end of period	$94.28		$95.79	$96.62		$92.49	$92.13	$97.95

Total Return
Based on net asset value	1.85	%(e)	2.08%	7.11%		2.70%	(2.97)%	(1.05	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.30	%(g)	0.30%	0.30%		0.30%	0.30%	0.30	%(g)

Total expenses after fees waived(f)	0.10	%(g)	0.10%	0.10%		0.10%	0.11%	0.11	%(g)

Net investment income	3.73	%(g)	3.27%	2.91%		3.01%	3.12%	3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$202,704		$215,530	$77,295		$32,372	$18,427	$9,795

Portfolio turnover rate(h)(i)	1	%(e)	2%	0	%(j)	2%	8%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16		Year Ended 10/31/15	Period From 05/27/14 to 10/31/14	(a)

Net asset value, beginning of period	$90.47		$91.78		$87.42	$87.66		$96.93	$100.10

Net investment income(b)	3.03		4.98		4.57	4.86		4.80	1.86
Net realized and unrealized gain (loss)(c)	(0.38)		(1.46)		4.21	(0.94)		(9.29)	(2.87)

Net increase (decrease) from investment operations	2.65		3.52		8.78	3.92		(4.49)	(1.01)

Distributions(d)
From net investment income	(3.01)		(4.83)		(4.42)	(4.16)		(4.74)	(2.15)
Return of capital	—		—		—	—		(0.04)	(0.01)

Total distributions	(3.01)		(4.83)		(4.42)	(4.16)		(4.78)	(2.16)

Net asset value, end of period	$90.11		$90.47		$91.78	$87.42		$87.66	$96.93

Total Return
Based on net asset value	3.06	%(e)	3.93%		10.26%	4.73%		(4.77)%	(1.03	)%(e)

Ratios to Average Net Assets
Total expenses(f)	0.65	%(g)	0.65%		0.65%	0.65%		0.65%	0.65	%(g)

Total expenses after fees waived(f)	0.05	%(g)	0.05%		0.05%	0.05%		0.06%	0.06	%(g)

Net investment income	6.89	%(g)	5.46%		5.04%	5.78%		5.21%	4.41	%(g)

Supplemental Data
Net assets, end of period (000)	$229,771		$416,178		$137,670	$30,596		$48,215	$43,619

Portfolio turnover rate(h)(i)	0	%(e)	0	%(j)	0%	0	%(j)	3%	3	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Interest Rate Hedged High Yield Bond
Goldman Sachs & Co	$86,940,000	$86,940,000		$—	$—
Jefferies LLC	8,102,373	8,102,373		—	—

	$95,042,373	$95,042,373		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: U.S. Treasury futures are used by the iShares Inflation Hedged Corporate Bond ETF to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The iShares Inflation Hedged Corporate Bond ETF uses inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Each Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Upfront payments and receipts are shown as swap premiums paid and swap premiums received in the statement of assets and liabilities and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Inflation Hedged Corporate Bond	$17
Interest Rate Hedged Corporate Bond	14,627
Interest Rate Hedged High Yield Bond	151,438

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

During the six months ended April 30, 2019, iShares Inflation Hedged Corporate Bond ETF received a reimbursement of $3,785 from an affiliate, which is included in other income — affiliated in the statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$—	$2,693,371
Interest Rate Hedged Corporate Bond	2,231,748	15,786,514
Interest Rate Hedged High Yield Bond	—	5,754,893

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Corporate Bond	$83,468,781	$94,500,926
Interest Rate Hedged High Yield Bond	26,366,065	199,673,476

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Inflation Hedged Corporate Bond	$177
Interest Rate Hedged High Yield Bond	810,621

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$7,191,061	$296,705	$(184,947)	$111,758
Interest Rate Hedged Corporate Bond	194,063,111	3,639,375	(6,210,078)	(2,570,703)
Interest Rate Hedged High Yield Bond	326,714,580	18,486	(4,988,078)	(4,969,592)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Period Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	—	$—	400,000	$10,000,000
Shares redeemed	(100,000)	(2,467,730)	—	—

Net increase(decrease)	(100,000)	$(2,467,730)	400,000	$10,000,000

Interest Rate Hedged Corporate Bond
Shares sold	950,000	$87,325,028	2,800,000	$271,201,190
Shares redeemed	(1,050,000)	(98,381,328)	(1,350,000)	(130,742,844)

Net increase(decrease)	(100,000)	$(11,056,300)	1,450,000	$140,458,346

Interest Rate Hedged High Yield Bond
Shares sold	300,000	$26,829,648	3,500,000	$320,022,946
Shares redeemed	(2,350,000)	(203,120,894)	(400,000)	(36,446,134)

Net increase(decrease)	(2,050,000)	$(176,291,246)	3,100,000	$283,576,812

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Inflation Hedged Corporate Bond(a)	$0.462087	$—	$0.001162	$0.463249	100%	—%	0	%(b)	100%
Interest Rate Hedged Corporate Bond(a)	1.631155	1.553803	0.001082	3.186040	51	49	0	(b)	100
Interest Rate Hedged High Yield Bond(a)	2.983209	—	0.027542	3.010751	99	—	1		100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

CPI	Consumer Price Index

LIBOR	London Interbank Offered Rate

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2019

Statements of Assets and Liabilities (Unaudited)

April 30, 2019

Audited Financial Statements

February 28, 2019

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/31/19)(a)	$11,778	$11,964,318
5.38%, 01/15/24 (Call 05/31/19)(a)	8,409	8,624,668
5.75%, 02/01/26 (Call 02/01/21)(a)	8,561	9,010,071
5.75%, 02/01/26 (Call 02/01/21)(b)	946	993,376
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 05/31/19)(a)	11,868	12,020,914
5.63%, 02/15/24 (Call 05/31/19)(a)	11,417	11,757,132
5.88%, 03/15/25 (Call 09/15/19)(a)	11,873	12,312,529

		66,683,008

Aerospace & Defense — 2.7%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	25,749	26,564,386
5.40%, 04/15/21 (Call 01/15/21)	25,803	26,609,344
5.87%, 02/23/22(a)	14,026	14,722,917
6.15%, 08/15/20(a)	11,934	12,324,838
Bombardier Inc.
5.75%, 03/15/22(a)(b)	9,579	9,710,183
6.00%, 10/15/22 (Call 05/31/19)(a)(b)	25,108	25,170,770
6.13%, 01/15/23(a)(b)	25,772	25,810,382
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	20,733	21,072,698
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	29,577	29,717,491
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	37,334	37,611,537
8.75%, 12/01/21(b)	25,848	28,594,350
TransDigm Inc.
6.00%, 07/15/22 (Call 05/31/19)(a)	25,245	25,623,675
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	73,991	77,043,129
6.38%, 06/15/26 (Call 06/15/21)(a)	19,334	19,384,195
6.50%, 07/15/24 (Call 07/15/19)(a)	25,226	25,570,229
6.50%, 05/15/25 (Call 05/15/20)(a)	15,283	15,435,830
7.50%, 03/15/27 (Call 03/15/22)(b)	11,418	11,774,813
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	10,047	10,098,805
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	8,940	8,940,000

		451,779,572

Agriculture — 0.2%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b)	19,681	20,478,080
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	16,131	14,437,805

		34,915,885

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	9,143	9,793,220
United Continental Holdings Inc., 4.25%, 10/01/22	9,711	9,803,255

		19,596,475

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	18,050	18,206,199
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	18,150	18,150,989

		36,357,188

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,853	7,678,585
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	20,856	21,094,175
5.88%, 06/01/29 (Call 06/01/24)(b)	5,204	5,359,144

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV 4.50%, 04/15/20	$9,366	$9,436,245
5.25%, 04/15/23(a)	29,120	30,386,356
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,870	7,454,958
5.63%, 02/01/23 (Call 05/31/19)(a)(b)	6,413	6,400,976
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(b)	22,613	23,095,453
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	36,306	31,041,630

		141,947,522

Auto Parts & Equipment — 0.8%
Adient U.S.LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	1,125	1,151,719
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/20)(a)	13,351	13,417,369
6.25%, 03/15/26 (Call 03/15/21)(a)	8,244	8,244,000
6.50%, 04/01/27 (Call 04/01/22)(a)	10,155	10,229,233
6.63%, 10/15/22 (Call 05/31/19)(a)	8,528	8,729,346
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	7,222	7,345,923
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	9,951	10,060,461
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(a)	13,581	12,884,691
5.00%, 05/31/26 (Call 05/31/21)(a)	18,779	18,269,748
5.13%, 11/15/23 (Call 05/31/19)(a)	19,768	20,033,880
Panther BF Aggregator 2 LP/Panther Finance Co. Inc. 6.25%, 05/15/26 (Call 05/15/22)(b)	12,297	12,804,251
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	14,396	14,827,880

		137,998,501

Banks — 1.3%
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)	8,665	8,791,642
4.75%, 02/16/24 (Call 11/16/23)	10,036	10,378,706
5.00%, 08/15/22(a)	24,292	25,339,592
5.00%, 08/01/23	15,321	16,006,615
5.25%, 03/07/25 (Call 12/07/24)(a)	9,229	9,811,589
6.13%, 03/09/28(a)	7,365	8,202,769
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)	29,708	26,923,784
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(c)	19,371	16,504,522
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	13,191	12,974,008
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(b)	9,331	8,251,617
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	12,904	11,429,001
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	40,085	38,639,022
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(c)	20,341	19,023,684

		212,276,551

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 05/31/19)(a)	21,418	21,361,110
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(b)	19,630	18,771,187
5.00%, 02/15/27 (Call 02/15/22)(b)	10,509	10,368,606
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	20,047	20,474,252
5.50%, 02/15/23 (Call 05/31/19)(a)(b)	10,393	10,587,869
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	19,803	20,673,540
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 05/16/19)(a)	11,944	12,192,478

		114,429,042

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	$25,412	$26,015,535
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)(a)	10,544	11,780,469
10.00%, 10/15/25 (Call 10/15/20)(a)	9,125	10,415,152
CF Industries Inc. 3.45%, 06/01/23	16,120	15,739,898
7.13%, 05/01/20	5,496	5,707,252
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)(a)	10,228	10,307,906
6.63%, 05/15/23 (Call 05/31/19)(a)	19,617	20,322,231
7.00%, 05/15/25 (Call 05/15/20)(a)	15,671	16,532,905
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 05/31/19)(a)(e)	4,752	913,440
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)(b)	20,198	19,867,258
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,471	9,260,369
5.25%, 08/01/23 (Call 05/31/19)(a)(b)	8,928	9,002,135
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	21,565	21,109,336
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)(a)	11,998	11,881,019
5.13%, 09/15/27 (Call 03/15/22)(a)	10,184	10,389,082
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	8,131	7,939,704
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	13,088	13,170,092
WR Grace &Co.-Conn, 5.13%, 10/01/21(a)(b)	14,989	15,513,615

		235,867,398

Coal — 0.1%
Peabody Energy Corp. 6.00%, 03/31/22 (Call 05/31/19)(b)	5,851	5,933,792
6.38%, 03/31/25 (Call 03/31/20)(b)	6,539	6,500,466

		12,434,258

Commercial Services — 3.6%
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(a)	8,039	7,067,902
7.88%, 12/01/22 (Call 05/31/19)	19,326	19,327,509
8.75%, 12/01/20 (Call 05/31/19)	12,029	11,848,565
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 05/31/19)(a)	12,347	12,576,284
Hertz Corp. (The) 5.50%, 10/15/24 (Call 10/15/19)(a)(b)	15,364	13,120,016
5.88%, 10/15/20 (Call 05/31/19)	13,922	13,904,598
6.25%, 10/15/22 (Call 05/31/19)(a)	9,409	9,162,014
7.38%, 01/15/21 (Call 05/31/19)(a)	9,150	9,150,613
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	26,144	26,977,340
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 05/31/19)(a)(b)	24,437	24,885,011
Nielsen Co Luxembourg SARL/The 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	10,151	10,023,816
5.50%, 10/01/21 (Call 05/31/19)(b)	13,162	13,233,158
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 05/31/19)(a)	15,828	15,841,072
5.00%, 04/15/22 (Call 05/31/19)(a)(b)	46,702	46,410,112
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(b)	14,530	14,574,109
5.75%, 04/15/26(b)	11,311	11,436,481
9.25%, 05/15/23 (Call 05/31/19)(b)	23,363	24,623,434

Security	Par (000)	Value

Commercial Services (continued)
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)(b)	$24,316	$24,954,295
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	31,623	32,087,226
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)(a)	10,388	10,474,837
5.38%, 01/15/22 (Call 05/31/19)(a)	4,492	4,531,305
5.38%, 05/15/24 (Call 05/31/19)(a)	16,431	16,878,194
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	15,620	15,776,200
Star Merger Sub Inc. 6.88%, 08/15/26 (Call 02/15/22)(a)(b)	12,838	13,330,070
10.25%, 02/15/27 (Call 02/15/22)(b)	15,156	15,856,965
United Rentals North America Inc. 4.63%, 07/15/23 (Call 05/31/19)	19,233	19,569,577
4.63%, 10/15/25 (Call 10/15/20)(a)	14,467	14,358,498
4.88%, 01/15/28 (Call 01/15/23)(a)	34,472	34,213,460
5.25%, 01/15/30 (Call 01/15/25)	4,390	4,411,950
5.50%, 07/15/25 (Call 07/15/20)(a)	14,739	15,234,673
5.50%, 05/15/27 (Call 05/15/22)(a)	18,344	18,894,320
5.75%, 11/15/24 (Call 05/26/19)(a)	16,348	16,826,179
5.88%, 09/15/26 (Call 09/15/21)	18,759	19,603,155
6.50%, 12/15/26 (Call 12/15/21)(a)	20,674	22,139,472
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	21,526	22,945,371

		606,247,781

Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	29,432	29,505,580
Dell Inc., 4.63%, 04/01/21(a)	8,713	8,873,668
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 05/16/19)(b)	33,000	33,550,189
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	31,679	33,527,200
EMC Corp. 2.65%, 06/01/20	22,646	22,496,267
3.38%, 06/01/23 (Call 03/01/23)	20,542	20,108,233
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	20,529	20,726,039
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 05/31/19)(b)	15,144	13,392,975
9.25%, 03/01/21 (Call 05/31/19)(a)(b)	14,717	14,974,548
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	7,990	8,109,051
NCR Corp. 4.63%, 02/15/21 (Call 05/31/19)(a)	9,644	9,634,137
5.00%, 07/15/22 (Call 05/31/19)(a)	11,952	11,993,764
5.88%, 12/15/21 (Call 05/31/19)(a)	8,868	8,973,095
6.38%, 12/15/23 (Call 05/31/19)(a)	14,767	15,168,940
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	22,585	19,903,031
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	46,667	45,033,655

		315,970,372

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(b)	11,758	12,198,257
Avon Products Inc., 7.00%, 03/15/23(a)	9,838	9,868,744
Edgewell Personal Care Co. 4.70%, 05/19/21	12,517	12,789,635
4.70%, 05/24/22(a)	9,939	10,262,017

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
First Quality Finance Co. Inc. 4.63%, 05/15/21 (Call 05/31/19)(a)(b)	$11,033	$11,031,468
5.00%, 07/01/25 (Call 07/01/20)(b)	8,958	8,889,416

		65,039,537

Diversified Financial Services — 3.8%
Ally Financial Inc. 4.13%, 02/13/22	14,170	14,352,235
4.25%, 04/15/21(a)	10,961	11,109,756
4.63%, 05/19/22(a)	8,329	8,534,064
4.63%, 03/30/25	10,203	10,524,704
5.13%, 09/30/24	16,093	16,990,033
5.75%, 11/20/25 (Call 10/21/25)(a)	19,570	21,213,064
7.50%, 09/15/20	5,819	6,139,764
8.00%, 03/15/20(a)	3,869	4,028,596
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 05/31/19)(a)	27,739	28,124,747
6.00%, 08/01/20 (Call 05/31/19)	26,257	26,437,517
6.25%, 02/01/22 (Call 05/31/19)	24,811	25,539,947
6.38%, 12/15/25 (Call 12/15/20)	15,630	16,294,275
6.75%, 02/01/24 (Call 02/01/20)	11,119	11,655,341
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 05/31/19)(a)(b)	7,101	7,206,775
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	8,208	8,105,400
7.50%, 04/15/21 (Call 05/31/19)(a)(b)	7,174	7,319,274
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	8,700	8,917,500
5.25%, 10/01/25 (Call 10/01/20)(b)	7,374	7,346,347
Nationstar Mortgage Holdings Inc. 8.13%, 07/15/23 (Call 07/15/20)(a)(b)	18,382	18,519,865
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	14,664	14,700,660
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 05/31/19)	11,886	11,910,277
Navient Corp. 5.00%, 10/26/20	10,167	10,329,389
5.50%, 01/25/23	18,457	18,822,295
5.88%, 03/25/21	13,562	14,026,781
5.88%, 10/25/24(a)	10,306	10,365,045
6.13%, 03/25/24(a)	18,114	18,554,085
6.50%, 06/15/22	20,734	21,874,370
6.63%, 07/26/21	15,646	16,433,189
6.75%, 06/25/25(a)	8,193	8,387,584
6.75%, 06/15/26(a)	8,922	8,967,413
7.25%, 01/25/22	15,404	16,501,535
7.25%, 09/25/23(a)	10,491	11,356,507
8.00%, 03/25/20	3,482	3,610,373
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	19,410	18,835,282
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	25,082	25,459,655
Springleaf Finance Corp. 5.63%, 03/15/23(a)	17,058	17,735,958
6.13%, 05/15/22(a)	19,635	20,764,994
6.13%, 03/15/24 (Call 09/15/23)(a)	19,216	20,287,892
6.88%, 03/15/25(a)	24,692	26,462,881
7.13%, 03/15/26(a)	30,962	33,245,447
7.75%, 10/01/21	12,389	13,457,551
8.25%, 12/15/20(a)	19,339	20,820,145

		641,268,512

Security	Par (000)	Value

Electric — 2.5%
AES Corp./VA 4.00%, 03/15/21	$11,428	$11,546,208
4.50%, 03/15/23 (Call 03/15/20)(a)	10,301	10,435,860
4.88%, 05/15/23 (Call 05/31/19)(a)	14,532	14,724,088
5.13%, 09/01/27 (Call 09/01/22)(a)	10,823	11,288,991
5.50%, 04/15/25 (Call 04/15/20)(a)	10,784	11,171,814
6.00%, 05/15/26 (Call 05/15/21)(a)	12,034	12,746,639
Calpine Corp. 5.25%, 06/01/26 (Call 06/01/21)(a)(b)	23,112	23,140,890
5.38%, 01/15/23 (Call 05/31/19)(a)	23,840	23,989,000
5.50%, 02/01/24 (Call 05/31/19)(a)	11,833	11,760,257
5.75%, 01/15/25 (Call 10/15/19)(a)	27,484	27,209,160
5.88%, 01/15/24 (Call 05/31/19)(a)(b)	10,353	10,593,906
6.00%, 01/15/22 (Call 05/31/19)(a)(b)	13,312	13,472,853
Clearway Energy Operating LLC 5.38%, 08/15/24 (Call 08/15/19)	9,769	9,928,918
5.75%, 10/15/25 (Call 10/15/21)(b)	12,936	13,198,762
NextEra Energy Operating Partners LP 4.25%, 09/15/24 (Call 07/15/24)(a)(b)	9,931	9,963,276
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,947	10,785,283
NRG Energy Inc. 5.75%, 01/15/28 (Call 01/15/23)	15,076	15,965,032
6.25%, 05/01/24 (Call 05/31/19)	13,560	13,996,632
6.63%, 01/15/27 (Call 07/15/21)(a)	26,318	28,226,055
7.25%, 05/15/26 (Call 05/15/21)(a)	21,451	23,381,590
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	10,206	8,955,765
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	12,800	13,350,752
Vistra Energy Corp. 5.88%, 06/01/23 (Call 05/31/19)(a)	8,757	8,938,439
7.38%, 11/01/22 (Call 05/06/19)	538	556,432
7.63%, 11/01/24 (Call 11/01/19)	23,679	24,988,190
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/21)(a)(b)	20,953	21,581,590
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	25,373	26,094,545

		411,990,927

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	11,001	11,122,011
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	10,308	10,639,789
7.75%, 01/15/27 (Call 01/15/22)(b)	11,821	12,811,009

		34,572,809

Electronics — 0.5%
ADT Security Corp. (The) 3.50%, 07/15/22	18,776	18,200,594
4.13%, 06/15/23(a)	14,124	13,814,967
6.25%, 10/15/21	18,378	19,314,359
Sensata Technologies BV 4.88%, 10/15/23(b)	10,311	10,710,874
5.00%, 10/01/25(a)(b)	15,176	15,591,759
5.63%, 11/01/24(a)(b)	6,493	6,908,281

		84,540,834

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(b)	9,013	8,905,971
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	13,725	13,536,281

		22,442,252

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.3%
AECOM 5.13%, 03/15/27 (Call 12/15/26)	$19,855	$19,929,655
5.88%, 10/15/24 (Call 07/15/24)(a)	15,538	16,514,790
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	20,457	19,178,437

		55,622,882

Entertainment — 2.1%
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	10,422	10,028,254
5.88%, 11/15/26 (Call 11/15/21)(a)	10,732	10,018,600
6.13%, 05/15/27 (Call 05/15/22)(a)	9,935	9,283,533
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	35,303	34,540,762
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(b)	7,623	7,454,758
5.50%, 04/01/27 (Call 04/01/22)(b)	9,859	10,136,284
Cinemark USA Inc. 4.88%, 06/01/23 (Call 05/31/19)	17,015	17,190,935
5.13%, 12/15/22 (Call 05/31/19)(a)	8,973	9,113,203
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(a)	17,279	17,852,015
6.00%, 09/15/26 (Call 09/15/21)(a)	10,230	10,641,687
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(b)	28,930	30,211,327
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	14,085	14,798,969
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	21,891	23,313,477
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/19)(a)(b)	11,032	11,275,049
6.38%, 02/01/24 (Call 02/01/21)(b)	11,699	12,231,071
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)(b)	26,187	26,080,615
8.25%, 03/15/26 (Call 03/15/22)(b)	21,804	22,539,885
10.00%, 12/01/22 (Call 05/31/19)(a)	21,959	23,166,745
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(b)	20,850	20,909,571
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	9,789	9,994,569
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	19,951	20,906,154

		351,687,463

Environmental Control — 0.3%
Covanta Holding Corp. 5.88%, 03/01/24 (Call 05/31/19)(a)	5,657	5,829,656
5.88%, 07/01/25 (Call 07/01/20)	8,016	8,186,340
6.00%, 01/01/27 (Call 01/01/22)(a)	8,129	8,311,903
GFL Environmental Inc. 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	7,323	7,130,979
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	7,340	7,156,500
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	10,517	10,956,190

		47,571,568

Food — 2.2%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 5.75%, 03/15/25 (Call 09/15/19)(a)	24,668	24,534,749
6.63%, 06/15/24 (Call 06/15/19)(a)	24,763	25,577,255
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	12,307	13,062,766
B&G Foods Inc. 4.63%, 06/01/21 (Call 05/31/19)(a)	13,089	13,086,741
5.25%, 04/01/25 (Call 04/01/20)(a)	18,609	18,292,792

Security	Par (000)	Value

Food (continued)
JBS Investments GmbH 6.25%, 02/05/23 (Call 05/31/19)(b)	$13,746	$13,952,190
7.25%, 04/03/24 (Call 05/31/19)(a)(b)	14,011	14,516,797
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)(b)	22,526	23,084,302
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	17,647	18,154,351
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	17,158	18,159,228
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)(b)	15,290	16,173,476
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(b)	16,780	17,029,686
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	17,230	17,520,756
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/20)(a)(b)	20,928	21,425,040
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	16,471	17,034,419
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(b)	34,554	34,438,935
5.50%, 03/01/25 (Call 03/01/20)(b)	20,252	20,715,054
5.63%, 01/15/28 (Call 12/01/22)(b)	17,790	17,983,555
5.75%, 03/01/27 (Call 03/01/22)(b)	27,567	28,305,492

		373,047,584

Food Service — 0.4%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(a)	10,730	10,891,996
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	14,347	14,760,224
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	22,777	23,135,168
5.13%, 01/15/24 (Call 05/31/19)	17,550	18,122,906

		66,910,294

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)(a)	14,827	15,212,733
5.63%, 05/20/24 (Call 03/20/24)	12,722	13,278,588
5.75%, 05/20/27 (Call 02/20/27)	10,248	10,593,870
5.88%, 08/20/26 (Call 05/20/26)(a)	13,469	14,059,472
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23 (Call 11/01/19)(a)	13,780	14,336,238
7.50%, 04/15/26 (Call 04/15/22)(b)	8,870	9,174,906

		76,655,807

Hand & Machine Tools — 0.1%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	12,818	13,330,720
6.38%, 02/15/26 (Call 02/15/22)(b)	8,917	9,452,485

		22,783,205

Health Care – Products — 1.3%
Avantor Inc. 6.00%, 10/01/24 (Call 10/01/20)(b)	29,711	31,038,710
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	40,250	43,822,187
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)(b)	19,754	19,618,191
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,998	7,880,651
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 05/16/19)(a)(b)	9,679	9,896,778
12.50%, 11/01/21 (Call 05/31/19)(b)	8,651	9,358,318
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	10,658	7,577,838
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 05/31/19)(a)(b)	6,620	6,487,600
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	12,654	9,102,908

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
5.63%, 10/15/23 (Call 05/31/19)(a)(b)	$13,836	$10,895,850
5.75%, 08/01/22 (Call 05/31/19)(a)(b)	17,562	16,299,731
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/31/19)(a)(b)	27,055	26,513,900
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	10,383	10,344,064
4.88%, 06/01/26 (Call 06/01/21)	8,193	8,351,879

		217,188,605

Health Care – Services — 7.1%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 05/31/19)(a)	14,351	14,494,510
Centene Corp. 4.75%, 05/15/22 (Call 05/31/19)	20,910	21,310,636
4.75%, 01/15/25 (Call 01/15/20)(a)	24,805	25,157,586
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	36,862	38,427,253
5.63%, 02/15/21 (Call 05/31/19)(a)	22,448	22,797,131
6.13%, 02/15/24 (Call 05/31/19)	18,924	19,804,305
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 05/31/19)(a)	17,368	17,176,681
6.25%, 03/31/23 (Call 03/31/20)	63,923	62,324,925
6.88%, 02/01/22 (Call 05/31/19)(a)	38,596	25,183,890
8.00%, 03/15/26 (Call 03/15/22)(b)	30,618	29,784,511
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	28,079	20,842,809
8.63%, 01/15/24 (Call 01/15/21)(b)	21,451	21,805,909
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	35,980	29,258,501
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(a)	30,160	29,487,507
5.13%, 07/15/24 (Call 07/15/19)(a)	34,924	34,930,237
5.75%, 08/15/22 (Call 05/31/19)(a)	22,789	23,160,666
Encompass Health Corp., 5.75%, 11/01/24 (Call 05/31/19)	25,220	25,592,671
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	23,936	22,559,680
HCA Healthcare Inc., 6.25%, 02/15/21(a)	18,215	19,104,267
HCA Inc. 5.38%, 02/01/25(a)	50,980	53,699,982
5.38%, 09/01/26 (Call 03/01/26)(a)	19,846	20,892,015
5.63%, 09/01/28 (Call 03/01/28)(a)	29,256	31,157,640
5.88%, 05/01/23(a)	24,935	26,730,160
5.88%, 02/15/26 (Call 08/15/25)(a)	29,275	31,543,812
5.88%, 02/01/29 (Call 08/01/28)(a)	20,011	21,536,839
7.50%, 02/15/22(a)	40,260	44,240,152
MEDNAX Inc. 5.25%, 12/01/23 (Call 05/31/19)(a)(b)	15,801	16,097,269
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	19,910	20,308,200
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	14,914	15,547,845
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	31,351	31,528,240
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/31/19)(a)(b)	17,452	18,580,926
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	28,100	29,407,366
Tenet Healthcare Corp. 4.38%, 10/01/21(a)	20,524	20,756,061
4.50%, 04/01/21	17,187	17,423,321
4.63%, 07/15/24 (Call 07/15/20)(a)	35,756	35,856,117
4.75%, 06/01/20(a)	4,894	4,956,322
5.13%, 05/01/25 (Call 05/01/20)(a)	27,920	28,094,500

Security	Par (000)	Value

Health Care – Services (continued)
6.00%, 10/01/20(a)	$33,331	$34,455,921
6.25%, 02/01/27 (Call 02/01/22)(b)	29,582	30,839,235
6.75%, 06/15/23(a)	37,892	38,653,224
7.00%, 08/01/25 (Call 08/01/20)(a)	8,980	9,083,616
8.13%, 04/01/22	56,086	59,981,734
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)(a)	24,789	25,572,263
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	14,556	15,217,085

		1,185,363,520

Home Builders — 1.6%
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)	7,773	7,024,849
8.75%, 03/15/22 (Call 05/16/19)	11,220	11,723,441
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 05/31/19)(a)(b)	7,279	7,308,571
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 05/31/19)(a)(b)	9,895	10,061,669
K Hovnanian Enterprises Inc. 10.00%, 07/15/22 (Call 07/15/19)(b)	6,321	5,538,776
10.50%, 07/15/24 (Call 07/15/20)(b)	6,923	5,607,630
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	10,553	11,337,673
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	11,892	12,028,357
4.50%, 04/30/24 (Call 01/31/24)(a)	13,400	13,668,000
4.75%, 04/01/21 (Call 02/01/21)	9,415	9,606,733
4.75%, 11/15/22 (Call 08/15/22)	11,991	12,316,256
4.75%, 05/30/25 (Call 02/28/25)(a)	8,829	9,072,258
4.75%, 11/29/27 (Call 05/29/27)(a)	18,195	18,536,156
4.88%, 12/15/23 (Call 09/15/23)	7,465	7,736,879
5.88%, 11/15/24 (Call 05/15/24)(a)	7,988	8,597,185
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	6,870	7,305,485
PulteGroup Inc. 4.25%, 03/01/21 (Call 02/01/21)	15,013	15,229,172
5.00%, 01/15/27 (Call 10/15/26)	11,314	11,502,636
5.50%, 03/01/26 (Call 12/01/25)	12,287	13,005,448
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/31/19)(a)	8,912	9,209,377
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 05/31/19)(a)(b)	7,711	7,731,181
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)(a)	7,861	7,519,742
4.38%, 04/15/23 (Call 01/15/23)	8,362	8,517,728
4.88%, 03/15/27 (Call 12/15/26)(a)	8,496	8,518,057
5.88%, 02/15/22 (Call 11/15/21)(a)	8,970	9,496,988
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	8,760	8,881,134
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	8,013	7,772,610

		264,853,991

Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)(a)	11,766	11,694,301
5.63%, 10/15/23 (Call 05/31/19)(a)	9,728	9,841,494

		21,535,795

Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23
(Call 05/31/19)(a)(b)	17,543	15,657,128

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Prestige Brands Inc. 5.38%, 12/15/21 (Call 05/31/19)(a)(b)	$8,941	$9,002,723
6.38%, 03/01/24 (Call 05/31/19)(a)(b)	12,726	13,103,224
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(a)	20,970	21,500,541

		59,263,616

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)(b)	17,932	16,262,082
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	14,685	15,327,469
Genworth Holdings Inc., 7.63%, 09/24/21	14,464	14,118,973
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	27,093	27,363,930
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	9,906	9,906,000
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(c)	12,453	12,499,699

		95,478,153

Internet — 2.0%
Match Group Inc. 5.00%, 12/15/27 (Call 12/15/22)(b)	10,078	10,133,902
6.38%, 06/01/24 (Call 06/01/19)	4,900	5,146,914
Netflix Inc. 4.38%, 11/15/26(a)	20,945	20,747,187
4.88%, 04/15/28	31,820	31,623,464
5.38%, 02/01/21(a)	10,003	10,397,047
5.38%, 11/15/29(b)	9,050	9,163,125
5.50%, 02/15/22(a)	13,533	14,244,328
5.75%, 03/01/24(a)	7,290	7,825,687
5.88%, 02/15/25(a)	15,809	17,086,894
5.88%, 11/15/28(a)	37,332	39,329,478
6.38%, 05/15/29(a)(b)	14,773	16,161,355
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)(a)	6,732	6,778,808
4.20%, 09/15/20(a)	13,896	14,052,330
5.00%, 04/15/25 (Call 04/15/20)(b)	22,172	22,557,700
VeriSign Inc. 4.63%, 05/01/23 (Call 05/31/19)(a)	12,527	12,743,091
4.75%, 07/15/27 (Call 07/15/22)	10,250	10,449,176
5.25%, 04/01/25 (Call 01/01/25)(a)	9,199	9,764,007
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(a)(b)	32,865	33,357,975
6.00%, 04/01/23 (Call 05/31/19)	29,104	29,600,028
6.38%, 05/15/25 (Call 05/15/20)(a)	17,752	18,099,181

		339,261,677

Iron & Steel — 0.8%
AK Steel Corp., 7.63%, 10/01/21 (Call 05/31/19)	8,724	8,702,693
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	9,541	9,784,991
7.88%, 08/15/23 (Call 05/15/23)	11,675	12,634,802
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)(b)	7,746	7,817,005
5.75%, 03/01/25 (Call 03/01/20)(a)	22,582	22,473,607
5.88%, 06/01/27(b)	12,600	12,143,250
Steel Dynamics Inc. 5.00%, 12/15/26 (Call 12/15/21)(a)	8,097	8,360,785
5.13%, 10/01/21 (Call 05/31/19)(a)	12,766	12,852,968
5.25%, 04/15/23 (Call 05/31/19)	8,359	8,499,536
5.50%, 10/01/24 (Call 10/01/19)(a)	9,611	9,933,296

Security	Par (000)	Value

Iron & Steel (continued)
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)(a)	$12,550	$11,263,625
6.88%, 08/15/25 (Call 08/15/20)(a)	15,474	14,529,068

		138,995,626

Leisure Time — 0.3%
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 05/31/19)(b)	10,181	10,392,892
5.38%, 04/15/23 (Call 05/31/19)(a)(b)	10,824	11,056,039
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	15,430	15,359,601
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,399	12,312,982

		49,121,514

Lodging — 2.2%
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)(a)	14,207	14,762,849
6.38%, 04/01/26 (Call 04/01/21)(a)	14,941	15,731,827
6.88%, 05/15/23 (Call 05/16/19)	14,465	14,993,529
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	9,211	9,176,459
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	11,900	11,334,750
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)(a)	19,784	19,823,073
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	31,157	31,900,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)	17,759	17,942,150
4.88%, 04/01/27 (Call 04/01/22)(a)	11,479	11,663,316
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 05/31/19)(b)	16,175	16,697,655
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)(a)	9,423	9,314,557
5.50%, 04/15/27 (Call 01/15/27)	9,720	10,006,242
5.75%, 06/15/25 (Call 03/15/25)(a)	19,606	20,733,345
6.00%, 03/15/23(a)	26,550	28,340,466
6.63%, 12/15/21(a)	25,860	27,738,605
7.75%, 03/15/22	21,515	23,859,520
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	6,954	6,863,689
4.25%, 03/01/22 (Call 12/01/21)	13,511	13,537,601
5.75%, 04/01/27 (Call 01/01/27)	7,822	7,881,291
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(b)	8,960	8,894,279
5.25%, 05/15/27 (Call 02/15/27)(b)	18,160	17,706,000
5.50%, 03/01/25 (Call 12/01/24)(b)	34,660	35,006,600

		373,908,028

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	15,155	14,814,013

Media — 11.0%
Altice Financing SA 6.63%, 02/15/23 (Call 05/31/19)(a)(b)	41,133	42,161,325
7.50%, 05/15/26 (Call 05/15/21)(b)	54,075	54,886,125
Altice Finco SA, 8.13%, 01/15/24 (Call 05/31/19)(b)	6,994	7,224,802
Altice Luxembourg SA 7.63%, 02/15/25 (Call 02/15/20)(b)	28,094	26,338,125
7.75%, 05/15/22 (Call 05/31/19)(a)(b)	57,224	58,296,950

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
AMC Networks Inc. 4.75%, 12/15/22 (Call 05/31/19)(a)	$13,264	$13,417,047
4.75%, 08/01/25 (Call 08/01/21)(a)	16,776	16,685,242
5.00%, 04/01/24 (Call 04/01/20)(a)	21,109	21,399,249
Cablevision Systems Corp. 5.88%, 09/15/22(a)	15,555	16,218,939
8.00%, 04/15/20(a)	3,224	3,356,990
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(a)(b)	8,494	8,509,884
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	50,321	50,321,000
5.13%, 02/15/23 (Call 05/31/19)(a)	17,514	17,809,051
5.13%, 05/01/23 (Call 05/31/19)(a)(b)	22,537	23,100,425
5.13%, 05/01/27 (Call 05/01/22)(b)	62,732	63,672,980
5.25%, 03/15/21 (Call 05/31/19)	5,570	5,593,499
5.25%, 09/30/22 (Call 05/31/19)	19,550	19,858,738
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	16,119	16,683,165
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	30,845	31,909,152
5.75%, 09/01/23 (Call 05/31/19)	7,917	8,088,535
5.75%, 01/15/24 (Call 05/31/19)(a)	18,256	18,723,810
5.75%, 02/15/26 (Call 02/15/21)(b)	50,562	52,812,009
5.88%, 04/01/24 (Call 05/31/19)(a)(b)	31,051	32,415,381
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	14,927	15,544,294
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(b)	45,635	49,114,669
6.50%, 11/15/22 (Call 05/31/19)(a)	45,244	46,267,537
CSC Holdings LLC 5.13%, 12/15/21 (Call 05/13/19)(b)	21,920	21,960,477
5.25%, 06/01/24	14,156	14,463,303
5.38%, 07/15/23 (Call 05/13/19)(a)(b)	21,450	21,941,906
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	19,041	19,387,605
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	28,644	29,503,320
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25,073	25,805,470
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	33,188	35,552,645
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	18,965	20,150,312
6.75%, 11/15/21(a)	19,323	20,675,610
7.50%, 04/01/28 (Call 04/01/23)(b)	20,826	22,711,644
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	11,924	12,799,669
10.88%, 10/15/25 (Call 10/15/20)(b)	32,928	37,908,360
DISH DBS Corp. 5.00%, 03/15/23(a)	29,145	26,718,119
5.13%, 05/01/20(a)	14,410	14,517,729
5.88%, 07/15/22(a)	38,960	37,940,027
5.88%, 11/15/24(a)	40,311	34,796,580
6.75%, 06/01/21(a)	38,254	39,494,864
7.75%, 07/01/26(a)	39,695	35,527,025
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	12,583	12,803,203
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	13,493	13,906,291
7.00%, 05/15/27 (Call 05/15/22)(b)	15,162	16,379,698
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	26,283	27,397,680
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	18,226	18,503,035
5.88%, 11/15/22 (Call 05/13/19)	8,652	8,869,112
Quebecor Media Inc., 5.75%, 01/15/23(a)	16,792	17,575,088
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(a)(b)	8,679	8,387,779
5.38%, 04/01/21 (Call 05/16/19)(a)	8,820	8,839,492
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	9,574	9,659,592
6.13%, 10/01/22 (Call 05/16/19)(a)	8,392	8,549,350

Security	Par (000)	Value

Media (continued)
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(b)	$20,768	$20,793,960
4.63%, 05/15/23 (Call 05/31/19)(a)(b)	10,318	10,408,283
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	30,517	30,756,558
5.38%, 04/15/25 (Call 04/15/20)(b)	20,100	20,689,181
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	18,873	19,415,599
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	29,043	30,059,505
TEGNA Inc. 5.13%, 07/15/20 (Call 05/31/19)(a)	6,573	6,614,081
6.38%, 10/15/23 (Call 05/31/19)(a)	14,340	14,837,741
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(b)	15,600	15,486,852
Tribune Media Co., 5.88%, 07/15/22 (Call 05/13/19)	22,639	23,040,842
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(b)	18,303	18,996,206
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(b)	10,329	10,584,742
Univision Communications Inc. 5.13%, 05/15/23 (Call 05/31/19)(a)(b)	24,592	23,673,238
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	29,095	27,323,033
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	9,917	10,024,434
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(b)	22,058	22,547,688
Viacom Inc. 5.88%, 02/28/57 (Call 02/28/22)(a)(c)	11,978	12,082,808
6.25%, 02/28/57 (Call 02/28/27)(c)	11,994	12,325,034
Videotron Ltd. 5.00%, 07/15/22(a)	15,280	15,843,016
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	12,374	12,624,231
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,352	11,929,989
Virgin Media Finance PLC 5.75%, 01/15/25 (Call 01/15/20)(a)(b)	2,132	2,177,305
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	8,778	9,087,150
Virgin Media Secured Finance PLC 5.25%, 01/15/21	7,351	7,571,989
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	17,618	17,930,720
5.50%, 01/15/25 (Call 05/15/19)(a)(b)	8,073	8,234,072
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,554	13,893,257
Ziggo Bond Co. BV 5.88%, 01/15/25 (Call 01/15/20)(a)(b)	7,328	7,325,710
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	12,355	12,143,199
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	38,760	38,663,100

		1,830,217,431

Metal Fabricate & Hardware — 0.3%
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(a)(b)	29,811	30,295,429
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	22,962	23,958,601

		54,254,030

Mining — 1.4%
Alcoa Nederland Holding BV 6.13%, 05/15/28 (Call 05/15/23)(a)(b)	9,728	10,106,311
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	13,972	14,759,957
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	10,508	11,329,876
Constellium NV 5.75%, 05/15/24 (Call 05/31/19)(a)(b)	7,060	7,230,390
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	10,487	10,693,463
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	11,970	12,466,969

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)(b)	$16,228	$16,398,850
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	10,685	10,903,481
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	15,149	15,352,631
Freeport-McMoRan Inc. 3.55%, 03/01/22 (Call 12/01/21)(a)	38,093	37,746,700
3.88%, 03/15/23 (Call 12/15/22)(a)	37,493	37,118,070
4.00%, 11/14/21(a)	10,780	10,887,800
4.55%, 11/14/24 (Call 08/14/24)(a)	17,248	17,140,200
6.88%, 02/15/23 (Call 02/15/20)(a)	14,073	14,875,286

		227,009,984

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp. 5.00%, 09/01/23 (Call 05/31/19)(a)	10,834	11,066,479
5.00%, 09/01/25 (Call 03/01/20)(a)	12,920	13,268,840
5.50%, 12/01/24 (Call 06/01/24)	11,906	12,596,548
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	13,030	12,909,881
4.38%, 05/15/22 (Call 04/15/22)	7,632	7,517,520
4.63%, 03/15/24 (Call 12/15/23)(a)	8,030	7,539,753
4.70%, 04/01/23 (Call 03/01/23)(a)	8,563	8,303,969
Xerox Corp. 4.13%, 03/15/23 (Call 02/15/23)(a)	15,270	15,231,825
4.50%, 05/15/21	3,772	3,824,505

		92,259,320

Oil & Gas — 8.3%
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)(a)	12,719	12,558,486
5.13%, 12/01/22 (Call 05/31/19)(a)	23,103	23,187,012
5.38%, 11/01/21 (Call 05/31/19)	21,046	21,203,845
5.63%, 06/01/23 (Call 05/31/19)(a)	15,477	15,650,714
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(b)	12,635	12,347,328
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	18,310	20,049,316
California Resources Corp., 8.00%, 12/15/22 (Call 05/31/19)(a)(b)	42,161	32,042,360
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/19)(a)	11,098	11,395,415
6.38%, 07/01/26 (Call 07/01/21)(a)	8,218	8,417,061
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 05/31/19)(a)	18,776	18,165,780
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 05/31/19)(a)	7,421	7,329,856
7.00%, 10/01/24 (Call 04/01/21)(a)	16,652	16,513,580
7.50%, 10/01/26 (Call 10/01/21)(a)	7,984	7,809,934
8.00%, 01/15/25 (Call 01/15/20)(a)	25,939	26,263,237
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	16,626	16,812,983
8.00%, 06/15/27 (Call 06/15/22)(a)	25,121	24,625,551
CNX Resources Corp. 5.88%, 04/15/22 (Call 05/31/19)	15,860	15,820,350
7.25%, 03/14/27 (Call 03/14/22)(b)	9,718	9,351,631
Continental Resources Inc./OK 4.50%, 04/15/23 (Call 01/15/23)	3,437	3,551,922
5.00%, 09/15/22 (Call 05/31/19)	3,123	3,148,515
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	24,787	24,490,994

Security	Par (000)	Value

Oil & Gas (continued)
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(a)(b)	$8,726	$8,075,835
9.00%, 05/15/21 (Call 05/31/19)(a)(b)	12,005	12,185,075
9.25%, 03/31/22 (Call 05/31/19)(a)(b)	8,531	8,654,454
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	10,233	9,999,560
Diamondback Energy Inc. 4.75%, 11/01/24 (Call 11/01/19)(a)(b)	350	358,313
4.75%, 11/01/24 (Call 11/01/19)(a)	13,106	13,417,267
5.38%, 05/31/25 (Call 05/31/20)	15,962	16,681,447
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(b)	10,345	10,848,624
5.75%, 01/30/28 (Call 01/30/23)(b)	11,289	12,078,373
Ensco Rowan PLC 4.50%, 10/01/24 (Call 07/01/24)	12,195	9,771,244
5.20%, 03/15/25 (Call 12/15/24)(a)	12,167	9,802,222
7.75%, 02/01/26 (Call 11/01/25)(a)	20,571	17,793,915
EP Energy LLC/Everest Acquisition Finance Inc. 7.75%, 05/15/26 (Call 05/15/21)(a)(b)	20,621	18,378,466
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	11,232	7,555,276
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	11,110	3,944,050
9.38%, 05/01/24 (Call 05/01/20)(a)(b)	11,515	4,162,673
Extraction Oil & Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)(b)	14,786	12,124,520
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	7,998	7,261,518
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/19)(a)	13,530	11,899,377
6.38%, 05/15/25 (Call 05/15/20)(a)	11,809	10,418,122
6.38%, 01/15/26 (Call 01/15/21)	8,313	7,189,447
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/19)(a)(b)	9,999	9,902,010
5.75%, 10/01/25 (Call 04/01/20)(b)	9,358	9,420,362
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	11,600	11,804,458
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	21,227	21,394,163
MEG Energy Corp. 6.38%, 01/30/23 (Call 05/31/19)(a)(b)	15,569	14,673,782
6.50%, 01/15/25 (Call 01/15/20)(b)	14,418	14,534,395
7.00%, 03/31/24 (Call 05/31/19)(a)(b)	20,434	19,418,635
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(b)	3,155	3,233,875
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	10,095	10,084,748
4.45%, 12/01/22 (Call 09/01/22)	12,227	12,153,271
5.75%, 08/15/25 (Call 08/15/20)(a)	11,165	11,465,311
6.88%, 08/15/24 (Call 08/15/19)(a)	11,703	12,275,553
Nabors Industries Inc. 4.63%, 09/15/21	13,059	13,010,029
5.00%, 09/15/20(a)	13,723	13,912,081
5.50%, 01/15/23 (Call 11/15/22)(a)	11,697	11,195,074
5.75%, 02/01/25 (Call 11/01/24)(a)	15,621	14,215,110
Noble Holding International Ltd. 7.88%, 02/01/26 (Call 02/01/21)(a)(b)	14,095	13,555,021
7.95%, 04/01/25 (Call 01/01/25)(a)	8,609	7,575,920
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	8,343	8,122,993
6.88%, 03/15/22 (Call 05/31/19)	18,556	18,625,585
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	15,249	15,706,470

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(b)	$8,071	$8,176,544
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	12,000	12,181,250
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	14,154	14,554,735
6.25%, 06/01/24 (Call 06/01/19)(b)	7,358	7,645,039
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 05/31/19)(a)	9,912	10,196,970
7.25%, 06/15/25 (Call 06/15/20)(a)	14,123	14,581,997
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)(a)	12,371	12,360,924
6.13%, 09/15/24 (Call 09/15/19)(a)	7,264	7,354,800
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(a)(b)	8,418	8,491,657
Puma International Financing SA 5.00%, 01/24/26 (Call 01/24/21)(b)	10,402	9,014,535
5.13%, 10/06/24 (Call 10/06/20)(b)	9,569	8,676,512
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	12,328	12,046,382
5.38%, 10/01/22 (Call 07/01/22)(a)	10,865	10,674,862
5.63%, 03/01/26 (Call 12/01/25)(a)	8,778	8,196,457
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)(a)	14,502	13,359,967
5.00%, 08/15/22 (Call 05/15/22)(a)	12,362	12,248,314
5.00%, 03/15/23 (Call 12/15/22)(a)	13,945	13,622,441
5.75%, 06/01/21 (Call 03/01/21)(a)	8,749	8,989,597
Rowan Companies Inc. 4.88%, 06/01/22 (Call 03/01/22)	12,350	11,964,062
7.38%, 06/15/25 (Call 03/15/25)(a)	9,684	8,588,497
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 05/31/19)(a)(b)	6,261	1,576,256
7.38%, 11/01/21 (Call 05/31/19)(a)(b)	5,232	1,300,370
13.00%, 11/30/20 (Call 05/31/19)(b)	9,480	9,243,000
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 05/31/19)	12,330	1,649,138
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	6,479	5,458,557
7.75%, 06/15/21 (Call 05/31/19)	5,190	684,613
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)(b)	12,856	12,550,670
6.75%, 05/01/23 (Call 05/31/19)(a)(b)	7,764	7,977,164
6.88%, 06/30/23 (Call 05/31/19)(b)	8,712	8,947,950
SM Energy Co. 5.00%, 01/15/24 (Call 05/31/19)(a)	9,155	8,577,091
5.63%, 06/01/25 (Call 06/01/20)(a)	9,568	8,976,269
6.13%, 11/15/22 (Call 05/31/19)	8,787	8,877,506
6.63%, 01/15/27 (Call 01/15/22)(a)	9,527	9,014,695
6.75%, 09/15/26 (Call 09/15/21)(a)	10,559	10,103,643
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)(a)	17,472	17,177,247
7.50%, 04/01/26 (Call 04/01/21)	13,185	13,379,204
7.75%, 10/01/27 (Call 10/01/22)(a)	9,767	9,913,505
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)(a)	22,813	23,183,711
5.50%, 02/15/26 (Call 02/15/21)	15,598	15,866,465
6.00%, 04/15/27 (Call 04/15/22)(a)(b)	9,411	9,757,050
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(a)	7,298	7,480,450
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	13,760	14,140,843

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(b)	$13,955	$13,815,450
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	16,217	15,973,745
9.00%, 07/15/23 (Call 07/15/20)(b)	20,710	22,159,700
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	10,080	10,382,724
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,310	10,980,150
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)(a)	17,515	17,947,620
6.25%, 04/01/23 (Call 01/01/23)(a)	8,042	8,237,773
6.63%, 01/15/26 (Call 10/15/25)(a)	18,927	18,885,645
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	12,375	12,777,187
5.75%, 06/01/26 (Call 06/01/21)	9,086	9,401,364
6.00%, 01/15/22 (Call 10/15/21)	10,892	11,341,731
8.25%, 08/01/23 (Call 06/01/23)(a)	8,925	10,202,856

		1,390,481,378

Oil & Gas Services — 0.8%
KCA Deutag UK Finance PLC 9.63%, 04/01/23 (Call 04/01/20)(b)	7,615	6,518,559
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	10,668	9,281,160
SESI LLC 7.13%, 12/15/21 (Call 05/31/19)(a)	15,559	13,225,150
7.75%, 09/15/24 (Call 09/15/20)(a)	9,883	7,288,713
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	7,157	7,577,738
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	7,250	7,472,237
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)(a)	11,228	11,810,509
6.88%, 09/01/27 (Call 09/01/22)(b)	15,891	16,725,277
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)	10,791	7,540,211
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(a)	12,123	8,429,814
7.75%, 06/15/21 (Call 05/15/21)(a)	12,415	10,925,200
8.25%, 06/15/23 (Call 03/15/23)(a)	16,100	11,276,289
9.88%, 02/15/24 (Call 11/15/23)(a)	15,905	11,187,464

		129,258,321

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 05/13/19)(a)(b)	13,967	14,019,376
4.63%, 05/15/23 (Call 05/31/19)(a)(b)	19,664	19,812,300
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	33,775	34,064,945
7.25%, 05/15/24 (Call 05/31/19)(b)	33,813	35,708,219
Ball Corp. 4.00%, 11/15/23(a)	18,797	18,937,978
4.38%, 12/15/20(a)	14,657	14,931,819
4.88%, 03/15/26 (Call 12/15/25)(a)	15,683	16,240,482
5.00%, 03/15/22(a)	15,309	15,936,011
5.25%, 07/01/25(a)	21,183	22,516,103
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	10,859	10,533,230
5.13%, 07/15/23 (Call 05/31/19)(a)	15,826	16,085,255
5.50%, 05/15/22 (Call 05/31/19)(a)	10,906	11,053,079
6.00%, 10/15/22 (Call 05/31/19)	6,228	6,422,746

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(b)	$28,080	$27,887,652
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	27,264	26,567,348
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	22,616	23,096,816
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	8,404	8,201,779
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	16,877	17,142,021
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/20)(a)(b)	11,473	10,777,449
7.88%, 07/15/26 (Call 07/15/21)(b)	9,340	8,740,512
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(b)	9,836	10,067,044
5.88%, 08/15/23(b)	14,799	15,524,235
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)(b)	33,100	33,637,875
5.75%, 10/15/20 (Call 05/31/19)(a)	38,718	38,829,651
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	16,927	17,498,286
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	8,071	8,343,008
5.13%, 12/01/24 (Call 09/01/24)(b)	7,921	8,228,891
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	9,575	9,977,227
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	7,782	8,193,595
6.50%, 12/01/20 (Call 09/01/20)(b)	5,201	5,424,597

		514,399,529

Pharmaceuticals — 4.0%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)(b)	29,314	31,987,375
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	30,116	33,466,405
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 05/31/19)(b)	16,826	16,920,121
5.50%, 11/01/25 (Call 11/01/20)(b)	35,504	36,480,360
5.75%, 08/15/27 (Call 08/15/22)(b)	7,630	7,959,998
5.88%, 05/15/23 (Call 05/31/19)(a)(b)	53,304	53,714,441
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	64,307	65,067,295
6.50%, 03/15/22 (Call 05/31/19)(a)(b)	20,913	21,644,955
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	40,203	42,363,911
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	30,541	33,820,340
Elanco Animal Health Inc. 3.91%, 08/27/21(a)(b)	7,457	7,590,827
4.27%, 08/28/23 (Call 07/28/23)(a)(b)	13,996	14,540,261
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	15,885	16,894,624
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 05/31/19)(a)(b)	26,139	21,265,167
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	23,077	17,567,366
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	28,945	30,039,891
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21(a)	59,825	57,405,079
2.80%, 07/21/23(a)	60,160	54,614,776
3.15%, 10/01/26(a)	69,879	58,785,709
6.00%, 04/15/24 (Call 01/15/24)(a)	25,303	25,872,317
6.75%, 03/01/28 (Call 12/01/27)(a)	23,338	24,067,312

		672,068,530

Security	Par (000)	Value

Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 09/15/19)(a)	$13,630	$13,900,044
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	13,396	13,674,637
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 05/31/19)(b)	18,586	18,864,790
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(c)	7,414	6,775,867
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)(a)	29,490	30,743,325
5.88%, 03/31/25 (Call 10/02/24)(a)	30,099	32,508,262
7.00%, 06/30/24 (Call 01/01/24)(a)	25,179	28,231,954
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)(a)	30,841	31,534,923
5.63%, 10/01/26 (Call 10/01/21)(b)	23,331	24,099,990
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.63%, 05/01/27 (Call 05/01/22)(b)	12,045	11,999,831
5.75%, 04/01/25 (Call 04/01/20)(a)	11,116	11,382,409
6.25%, 04/01/23 (Call 05/16/19)(a)	14,126	14,514,465
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	9,477	9,490,742
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	11,036	11,265,629
5.38%, 07/15/25 (Call 04/15/25)(a)	17,605	18,485,030
5.85%, 05/21/43 (Call 05/21/23)(b)(c)	10,035	9,350,022
Energy Transfer Operating LP 4.25%, 03/15/23 (Call 12/15/22)	4,553	4,668,166
5.50%, 06/01/27 (Call 03/01/27)	3,684	4,002,747
5.88%, 01/15/24 (Call 10/15/23)	3,161	3,450,454
7.50%, 10/15/20	4,266	4,537,191
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10,055	10,093,108
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	14,548	14,045,847
4.40%, 04/01/24 (Call 01/01/24)(a)	11,051	10,995,745
4.85%, 07/15/26 (Call 04/15/26)	10,349	10,265,794
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 05/31/19)	8,582	8,686,572
6.25%, 05/15/26 (Call 02/15/21)(a)	8,248	8,165,520
6.50%, 10/01/25 (Call 10/01/20)(a)	11,442	11,495,777
6.75%, 08/01/22 (Call 05/31/19)	16,426	16,691,640
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(a)(b)	13,756	14,099,900
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	13,716	14,161,770
NuStar Logistics LP 4.80%, 09/01/20	6,971	7,058,501
5.63%, 04/28/27 (Call 01/28/27)(a)	11,121	11,121,000
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 05/16/19)(a)	9,303	9,221,599
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)(b)	9,683	9,807,247
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	13,675	14,138,312
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	15,383	15,671,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 05/31/19)(a)	11,559	11,566,542
5.00%, 01/15/28 (Call 01/15/23)	14,598	14,323,704
5.13%, 02/01/25 (Call 02/01/20)(a)	9,395	9,605,968
5.25%, 05/01/23 (Call 05/31/19)	13,241	13,452,028

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.38%, 02/01/27 (Call 02/01/22)	$9,553	$9,729,363
5.88%, 04/15/26 (Call 04/15/21)	20,613	21,740,273
6.50%, 07/15/27 (Call 07/15/22)(b)	14,351	15,355,570
6.75%, 03/15/24 (Call 09/15/19)(a)	12,375	12,934,883
6.88%, 01/15/29 (Call 01/15/24)(a)(b)	14,979	16,220,385

		614,128,957

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	21,034	21,216,588
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 05/31/19)	23,786	24,023,860
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	9,827	9,355,255
5.25%, 12/01/21 (Call 05/31/19)(b)	10,475	10,587,752
9.38%, 04/01/27 (Call 04/01/22)(b)	7,962	8,270,129

		73,453,584

Real Estate Investment Trusts — 2.9%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	6,050	6,133,188
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(a)	10,106	7,230,958
5.95%, 12/15/26 (Call 09/15/26)(a)	11,078	7,718,596
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)(a)	16,031	16,449,141
5.38%, 03/15/27 (Call 03/15/22)(a)	11,020	11,435,710
Equinix Inc. 5.38%, 01/01/22 (Call 05/31/19)	12,595	12,929,555
5.38%, 04/01/23 (Call 05/31/19)(a)	18,743	19,135,666
5.38%, 05/15/27 (Call 05/15/22)(a)	26,324	27,866,586
5.75%, 01/01/25 (Call 01/01/20)	11,764	12,217,649
5.88%, 01/15/26 (Call 01/15/21)(a)	22,761	24,048,419
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	26,972	27,122,032
Iron Mountain Inc. 4.38%, 06/01/21 (Call 05/13/19)(a)(b)	9,103	9,168,664
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	18,569	18,007,288
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	16,944	16,689,840
5.75%, 08/15/24 (Call 05/13/19)(a)	20,291	20,392,455
6.00%, 08/15/23 (Call 05/13/19)(a)	10,988	11,303,905
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	8,128	8,209,280
5.25%, 09/15/22 (Call 09/15/19)(a)	7,422	7,478,593
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)(a)	8,938	8,826,275
5.63%, 05/01/24 (Call 02/01/24)	22,000	23,088,542
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	15,030	15,784,928
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	29,736	29,795,472
5.25%, 08/01/26 (Call 08/01/21)	8,508	8,656,890
6.38%, 03/01/24 (Call 05/31/19)(a)	9,922	10,420,919
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)(a)	16,154	16,251,959
4.88%, 07/15/22 (Call 05/31/19)(a)	14,457	14,655,282
4.88%, 09/01/24 (Call 09/01/19)(a)	23,831	24,191,563
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)	9,891	9,861,808
4.75%, 03/15/25 (Call 09/15/24)(a)	10,316	10,341,790
5.00%, 12/15/21 (Call 09/15/21)	14,647	14,999,952

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	$9,224	$8,301,600
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 05/31/19)(a)(b)	9,858	9,482,164
8.25%, 10/15/23 (Call 05/31/19)(a)	18,195	16,932,722

		485,129,391

Retail — 3.3%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	30,393	29,962,207
4.63%, 01/15/22 (Call 05/31/19)(b)	25,190	25,308,078
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	55,651	55,207,534
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	26,784	25,771,565
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 05/31/19)(a)	5,922	5,285,385
6.75%, 01/15/22 (Call 05/31/19)(a)	7,568	6,703,986
6.75%, 06/15/23 (Call 06/15/19)(a)	8,392	7,426,920
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(b)	26,701	27,307,334
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	13,641	14,264,905
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 07/01/19)(a)(b)	9,554	8,136,824
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	5,689	3,517,550
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	14,481	14,377,895
5.00%, 06/01/24 (Call 06/01/19)(b)	21,491	21,976,467
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	21,940	22,585,957
L Brands Inc. 5.25%, 02/01/28	10,027	8,950,307
5.63%, 02/15/22(a)	19,779	20,510,823
5.63%, 10/15/23(a)	10,028	10,356,219
6.63%, 04/01/21	15,325	16,103,205
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 05/31/19)(a)(b)	9,948	5,645,490
Penske Automotive Group Inc. 5.50%, 05/15/26 (Call 05/15/21)(a)	10,098	10,133,343
5.75%, 10/01/22 (Call 05/31/19)(a)	11,062	11,253,496
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)(b)	24,370	22,176,700
7.13%, 03/15/23 (Call 05/31/19)(b)	32,711	29,034,987
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	10,714	9,522,068
QVC Inc. 4.38%, 03/15/23	16,848	17,024,513
4.45%, 02/15/25 (Call 11/15/24)	11,053	11,016,551
4.85%, 04/01/24	12,832	13,202,202
5.13%, 07/02/22	10,127	10,566,250
Rite Aid Corp., 6.13%, 04/01/23 (Call 05/31/19)(a)(b)	27,898	23,713,300
Staples Inc. 7.50%, 04/15/26 (Call 04/15/22)(b)	39,775	39,799,859
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	19,180	19,587,575
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	9,856	9,806,917

		556,236,412

Semiconductors — 0.2%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	11,089	11,324,641

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	$14,693	$15,626,466

		26,951,107

Software — 2.5%
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)(a)	13,024	13,154,610
5.00%, 10/15/24 (Call 07/15/24)(a)	7,247	7,506,588
5.88%, 06/15/26 (Call 06/15/21)(a)	10,208	10,784,520
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	20,505	20,351,212
First Data Corp. 5.00%, 01/15/24 (Call 05/13/19)(a)(b)	26,176	26,833,279
5.38%, 08/15/23 (Call 05/13/19)(a)(b)	19,704	20,145,370
5.75%, 01/15/24 (Call 05/13/19)(a)(b)	28,346	29,189,293
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/16/19)(a)	33,711	34,311,393
IQVIA Inc. 4.88%, 05/15/23 (Call 05/31/19)(b)	18,422	18,686,816
5.00%, 10/15/26 (Call 10/15/21)(b)	21,404	21,845,565
MSCI Inc. 4.75%, 08/01/26 (Call 08/01/21)(a)(b)	9,511	9,740,973
5.25%, 11/15/24 (Call 11/15/19)(b)	14,823	15,314,433
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	11,087	11,698,620
5.75%, 08/15/25 (Call 08/15/20)(b)	15,753	16,526,866
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	570	582,113
Open Text Corp. 5.63%, 01/15/23 (Call 05/31/19)(b)	16,972	17,403,814
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	18,219	19,112,396
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	23,938	22,322,185
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 05/31/19)(a)(b)	30,758	33,372,430
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	38,563	39,478,871
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 05/13/19)(a)(b)	7,219	7,013,388
10.50%, 02/01/24 (Call 05/13/19)(a)(b)	16,025	14,602,781

		409,977,516

Telecommunications — 10.3%
Altice France SA/France 6.25%, 05/15/24 (Call 06/13/19)(a)(b)	26,838	27,521,532
7.38%, 05/01/26 (Call 05/01/21)(b)	101,719	103,371,934
8.13%, 02/01/27 (Call 02/01/22)(b)	35,159	36,719,181
Anixter Inc., 5.13%, 10/01/21(a)	9,415	9,720,987
C&W Senior Financing DAC 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	15,990	16,025,818
7.50%, 10/15/26 (Call 10/15/21)(a)(b)	7,989	8,288,587
CenturyLink Inc. 5.63%, 04/01/25 (Call 01/01/25)(a)	10,320	10,165,200
Series S, 6.45%, 06/15/21(a)	23,765	24,799,317
Series T, 5.80%, 03/15/22(a)	26,989	27,750,427
Series V, 5.63%, 04/01/20	4,039	4,109,682
Series W, 6.75%, 12/01/23(a)	14,353	15,257,918
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	18,874	20,262,026
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	12,746	11,758,567
CommScope Inc. 5.00%, 06/15/21 (Call 05/13/19)(b)	11,704	11,725,664
5.50%, 03/01/24 (Call 03/01/21)(b)	24,628	25,690,082

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 06/15/24 (Call 06/15/19)(b)	$12,462	$12,582,726
6.00%, 03/01/26 (Call 03/01/22)(b)	29,670	31,397,218
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	19,813	21,459,956
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)(b)	14,187	13,325,890
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	29,796	30,198,544
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(a)	12,960	6,915,600
7.13%, 01/15/23(a)	15,704	9,775,740
7.63%, 04/15/24(a)	12,959	7,159,847
8.00%, 04/01/27 (Call 04/01/22)(b)	29,940	31,025,325
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	32,824	30,968,676
8.75%, 04/15/22(a)	9,651	6,750,530
10.50%, 09/15/22 (Call 06/15/22)	44,046	32,153,580
11.00%, 09/15/25 (Call 06/15/25)	73,424	47,542,040
Hughes Satellite Systems Corp. 5.25%, 08/01/26(a)	15,034	15,127,361
6.63%, 08/01/26(a)	14,825	14,973,250
7.63%, 06/15/21	17,891	19,172,353
Inmarsat Finance PLC 4.88%, 05/15/22 (Call 05/31/19)(b)	21,030	21,249,623
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	7,554	7,969,833
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(b)	23,994	22,281,095
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 05/31/19)	39,985	36,186,425
8.00%, 02/15/24 (Call 05/31/19)(a)(b)	25,768	26,895,350
8.50%, 10/15/24 (Call 10/15/20)(a)(b)	58,106	57,524,940
9.50%, 09/30/22(b)	9,474	10,960,234
9.75%, 07/15/25 (Call 07/15/21)(b)	29,394	30,165,592
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/17/19)(a)	19,560	14,938,950
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	10,416	11,029,584
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 05/31/19)(a)	15,076	15,201,084
5.25%, 03/15/26 (Call 03/15/21)(a)	15,502	15,758,829
5.38%, 08/15/22 (Call 05/31/19)	20,228	20,303,855
5.38%, 01/15/24 (Call 05/31/19)(a)	17,550	17,788,022
5.38%, 05/01/25 (Call 05/01/20)	17,125	17,422,119
5.63%, 02/01/23 (Call 05/31/19)(a)	8,759	8,858,036
6.13%, 01/15/21 (Call 05/31/19)	7,429	7,459,180
Nokia OYJ 3.38%, 06/12/22	9,182	9,167,860
4.38%, 06/12/27	10,138	10,192,255
Qwest Corp., 6.75%, 12/01/21	18,873	20,100,334
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(b)	7,800	7,731,750
Sprint Communications Inc. 6.00%, 11/15/22	45,210	45,433,695
7.00%, 08/15/20	23,651	24,549,598
11.50%, 11/15/21	17,561	20,199,704
Sprint Corp. 7.13%, 06/15/24	50,372	50,482,189
7.25%, 09/15/21	38,931	40,780,222
7.63%, 02/15/25 (Call 11/15/24)(a)	30,137	30,438,370
7.63%, 03/01/26 (Call 11/01/25)	29,843	29,843,000
7.88%, 09/15/23	83,097	86,455,507
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	30,032	30,014,404
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	20,843	21,207,752

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	$9,706	$9,840,089
4.50%, 02/01/26 (Call 02/01/21)	20,029	20,161,668
4.75%, 02/01/28 (Call 02/01/23)	30,182	30,358,879
5.13%, 04/15/25 (Call 04/15/20)	9,418	9,687,296
5.38%, 04/15/27 (Call 04/15/22)	11,788	12,360,210
6.00%, 03/01/23 (Call 05/13/19)	16,033	16,493,949
6.00%, 04/15/24 (Call 05/13/19)	18,757	19,570,692
6.38%, 03/01/25 (Call 09/01/19)	30,428	31,632,991
6.50%, 01/15/24 (Call 05/13/19)(a)	12,687	13,106,623
6.50%, 01/15/26 (Call 01/15/21)(a)	41,239	44,113,358
ViaSat Inc. 5.63%, 09/15/25 (Call 09/15/20)(a)(b)	6,335	6,275,170
5.63%, 04/15/27 (Call 04/15/22)(b)	11,806	12,095,121
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	39,809	36,498,237

		1,714,479,232

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	30,525	30,563,156

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 05/31/19)(a)(b)	7,801	5,097,466
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)(b)	10,559	10,780,904
6.50%, 06/15/22 (Call 05/31/19)(a)(b)	23,412	23,909,505
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	20,075	20,765,150

		60,553,025

Trucking & Leasing — 0.4%
Avolon Holdings Funding Ltd. 5.13%, 10/01/23 (Call 09/01/23)(b)	11,238	11,648,861
5.25%, 05/15/24 (Call 04/15/24)(b)	8,129	8,482,205
5.50%, 01/15/23 (Call 12/15/22)(a)(b)	8,874	9,272,176
Park Aerospace Holdings Ltd. 4.50%, 03/15/23 (Call 02/15/23)(b)	10,540	10,668,272
5.25%, 08/15/22 (Call 07/15/22)(b)	18,727	19,494,807
5.50%, 02/15/24(b)	14,628	15,419,375

		74,985,696

Total Corporate Bonds & Notes — 97.9% (Cost: $16,667,607,812)		16,356,828,364

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 20.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(g)(h)(i)	3,254,732	$3,256,033,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	131,884	131,883,985

		3,387,917,980

Total Short-Term Investments — 20.3% (Cost: $ 3,386,723,843)		3,387,917,980

Total Investments in Securities — 118.2% (Cost: $ 20,054,331,655)		19,744,746,344

Other Assets, Less Liabilities — (18.2)%		(3,045,551,794)

Net Assets — 100.0%		$16,699,194,550

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,356,828,364	$—	$16,356,828,364
Money Market Funds	3,387,917,980	—	—	3,387,917,980

	$3,387,917,980	$16,356,828,364	$—	$19,744,746,344

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)(a)	$13,592	$13,577,731
3.63%, 05/01/22	2,122	2,164,043
3.65%, 11/01/24 (Call 08/01/24)	13,353	13,618,925
WPP Finance 2010, 3.75%, 09/19/24(a)	8,798	8,813,026

		38,173,725

Aerospace & Defense — 1.8%
General Dynamics Corp. 2.25%, 11/15/22 (Call 08/15/22)	10,568	10,442,150
3.38%, 05/15/23 (Call 04/15/23)	11,728	12,032,452
3.50%, 05/15/25 (Call 03/15/25)(a)	12,851	13,304,848
3.75%, 05/15/28 (Call 02/15/28)(a)	5,149	5,419,457
L3 Technologies Inc. 3.85%, 06/15/23 (Call 05/15/23)(a)	11,041	11,389,538
4.40%, 06/15/28 (Call 03/15/28)	12,565	13,247,217
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)(a)	16,041	15,994,155
3.55%, 01/15/26 (Call 10/15/25)	21,861	22,501,167
3.80%, 03/01/45 (Call 09/01/44)(a)	12,727	12,503,865
4.07%, 12/15/42(a)	12,265	12,535,751
4.09%, 09/15/52 (Call 03/15/52)	22,762	23,036,337
4.70%, 05/15/46 (Call 11/15/45)	9,706	10,888,595
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 09/15/22)(a)	14,588	14,468,542
2.93%, 01/15/25 (Call 11/15/24)(a)	17,318	17,132,850
3.20%, 02/01/27 (Call 11/01/26)(a)	7,161	7,059,755
3.25%, 08/01/23	7,206	7,292,787
3.25%, 01/15/28 (Call 10/15/27)(a)	32,146	31,611,161
4.03%, 10/15/47 (Call 04/15/47)	19,972	19,594,497
4.75%, 06/01/43(a)	12,047	13,025,553
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	17,070	17,079,421
Rockwell Collins Inc. 2.80%, 03/15/22 (Call 02/15/22)	13,023	12,977,063
3.20%, 03/15/24 (Call 01/15/24)	7,394	7,389,641
3.50%, 03/15/27 (Call 12/15/26)	14,379	14,280,439
4.35%, 04/15/47 (Call 10/15/46)	8,302	8,252,978
United Technologies Corp. 2.65%, 11/01/26 (Call 08/01/26)	14,450	13,848,111
2.80%, 05/04/24 (Call 03/04/24)(a)	16,072	15,899,109
3.10%, 06/01/22	21,459	21,597,672
3.13%, 05/04/27 (Call 02/04/27)(a)	8,046	7,910,249
3.65%, 08/16/23 (Call 07/16/23)	22,516	23,058,131
3.75%, 11/01/46 (Call 05/01/46)	3,066	2,828,421
3.95%, 08/16/25 (Call 06/16/25)(a)	19,706	20,585,364
4.13%, 11/16/28 (Call 08/16/28)(a)	24,087	25,128,681
4.15%, 05/15/45 (Call 11/16/44)(a)	17,737	17,508,719
4.45%, 11/16/38 (Call 05/16/38)(a)	9,400	9,805,551
4.50%, 06/01/42(a)	36,369	37,726,760
4.63%, 11/16/48 (Call 05/16/48)(a)	17,310	18,330,414
5.70%, 04/15/40	15,355	17,967,854
6.13%, 07/15/38	14,342	17,536,483

		583,191,738

Agriculture — 1.7%
Altria Group Inc. 2.85%, 08/09/22	15,991	15,903,404
3.80%, 02/14/24 (Call 01/14/24)(a)	13,992	14,250,411
3.88%, 09/16/46 (Call 03/16/46)(a)	20,185	16,869,329
4.00%, 01/31/24	15,776	16,206,295

Security	Par (000)	Value

Agriculture (continued)
4.25%, 08/09/42(a)	$12,928	$11,399,767
4.40%, 02/14/26 (Call 12/14/25)	19,179	19,829,521
4.80%, 02/14/29 (Call 11/14/28)	36,679	38,038,665
5.38%, 01/31/44(a)	10,573	10,782,225
5.80%, 02/14/39 (Call 08/14/38)	24,770	26,514,601
5.95%, 02/14/49 (Call 08/14/48)(a)	33,440	36,127,860
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	12,170	11,697,492
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)	24,065	23,722,608
3.22%, 08/15/24 (Call 06/15/24)(a)	22,379	21,908,119
3.56%, 08/15/27 (Call 05/15/27)	39,534	37,657,617
4.39%, 08/15/37 (Call 02/15/37)(a)	29,360	26,642,162
4.54%, 08/15/47 (Call 02/15/47)(a)	30,765	27,457,249
Philip Morris International Inc. 2.38%, 08/17/22 (Call 07/17/22)	5,015	4,948,133
2.50%, 08/22/22(a)	4,538	4,496,999
2.50%, 11/02/22 (Call 10/02/22)(a)	6,873	6,801,962
2.75%, 02/25/26 (Call 11/25/25)	2,467	2,401,329
2.88%, 05/01/24	10,000	9,957,900
3.25%, 11/10/24	5,295	5,362,574
3.38%, 08/11/25 (Call 05/11/25)(a)	10,611	10,776,868
3.38%, 08/15/29	10,000	9,892,600
3.88%, 08/21/42(a)	7,591	7,082,760
4.13%, 03/04/43	4,394	4,210,040
4.25%, 11/10/44(a)	12,498	12,265,355
4.38%, 11/15/41(a)	13,755	13,701,252
4.88%, 11/15/43(a)	4,476	4,760,835
6.38%, 05/16/38(a)	22,374	28,081,487
Reynolds American Inc. 4.00%, 06/12/22	9,336	9,549,538
4.45%, 06/12/25 (Call 03/12/25)(a)	31,512	32,495,792
5.70%, 08/15/35 (Call 02/15/35)(a)	10,436	10,996,925
5.85%, 08/15/45 (Call 02/15/45)(a)	25,752	26,702,571

		559,492,245

Apparel — 0.1%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)(a)	16,989	16,376,351
3.88%, 11/01/45 (Call 05/01/45)(a)	14,216	14,317,522

		30,693,873

Auto Manufacturers — 1.7%
Daimler Finance North America LLC 3.65%, 02/22/24(a)(b)	11,700	11,953,476
8.50%, 01/18/31	19,439	27,981,474
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)(a)	17,948	17,652,852
4.75%, 01/15/43	21,833	18,527,759
5.29%, 12/08/46 (Call 06/08/46)(a)	17,972	16,450,951
7.45%, 07/16/31(a)	12,482	14,506,054
Ford Motor Credit Co. LLC 2.98%, 08/03/22 (Call 07/03/22)	4,220	4,101,255
3.10%, 05/04/23(a)	6,843	6,558,174
3.34%, 03/28/22 (Call 02/28/22)(a)	4,028	3,979,459
3.66%, 09/08/24(a)	12,384	11,878,345
3.81%, 01/09/24 (Call 11/09/23)(a)	6,308	6,162,358
3.82%, 11/02/27 (Call 08/02/27)(a)	10,770	10,032,904
4.13%, 08/04/25	18,539	18,106,061
4.14%, 02/15/23 (Call 01/15/23)(a)	10,010	10,017,713
4.25%, 09/20/22(a)	11,411	11,563,498

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.38%, 08/06/23(a)	$11,566	$11,643,918
4.39%, 01/08/26(a)	14,834	14,514,249
5.58%, 03/18/24 (Call 02/18/24)	10,000	10,514,497
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	8,934	8,905,237
4.88%, 10/02/23(a)	6,946	7,315,736
5.00%, 10/01/28 (Call 07/01/28)(a)	13,000	13,420,198
5.00%, 04/01/35(a)	9,080	8,681,941
5.15%, 04/01/38 (Call 10/01/37)(a)	15,244	14,606,586
5.20%, 04/01/45	15,742	14,801,063
5.40%, 04/01/48 (Call 10/01/47)	10,771	10,412,856
5.95%, 04/01/49 (Call 10/01/48)(a)	14,380	14,880,310
6.25%, 10/02/43(a)	11,613	12,246,374
6.60%, 04/01/36 (Call 10/01/35)	14,701	16,137,921
6.75%, 04/01/46 (Call 10/01/45)	8,952	9,914,974
General Motors Financial Co. Inc. 3.15%, 06/30/22 (Call 05/30/22)	9,418	9,348,382
3.25%, 01/05/23 (Call 12/05/22)	2,638	2,611,685
3.45%, 01/14/22 (Call 12/14/21)(a)	14,306	14,399,653
3.45%, 04/10/22 (Call 02/10/22)	11,500	11,553,969
3.50%, 11/07/24 (Call 09/07/24)(a)	11,116	10,959,155
3.70%, 05/09/23 (Call 03/09/23)(a)	17,644	17,736,313
3.95%, 04/13/24 (Call 02/13/24)	13,385	13,529,401
4.00%, 01/15/25 (Call 10/15/24)(a)	4,117	4,141,119
4.00%, 10/06/26 (Call 07/06/26)(a)	8,139	8,063,497
4.15%, 06/19/23 (Call 05/19/23)	9,659	9,843,726
4.30%, 07/13/25 (Call 04/13/25)(a)	8,379	8,360,532
4.35%, 04/09/25 (Call 02/09/25)	7,217	7,401,295
4.35%, 01/17/27 (Call 10/17/26)	5,758	5,793,866
5.10%, 01/17/24 (Call 12/17/23)(a)	8,005	8,488,642
5.25%, 03/01/26 (Call 12/01/25)(a)	14,065	14,911,783
Toyota Motor Corp., 3.42%, 07/20/23	2,445	2,510,654
Toyota Motor Credit Corp. 2.15%, 09/08/22(a)	6,660	6,573,839
3.20%, 01/11/27(a)	11,298	11,428,298
3.45%, 09/20/23(a)	7,741	7,971,213

		533,095,215

Banks — 25.4%
Australia & New Zealand Banking Group Ltd./New York NY 2.63%, 11/09/22(a)	7,580	7,515,017
3.70%, 11/16/25(a)	12,542	12,952,266
Banco Santander SA 3.13%, 02/23/23(a)	9,887	9,854,791
3.50%, 04/11/22	12,112	12,248,680
3.80%, 02/23/28(a)	19,635	19,272,171
3.85%, 04/12/23(a)	11,875	12,092,978
4.25%, 04/11/27	14,087	14,271,581
4.38%, 04/12/28(a)	12,622	12,891,222
5.18%, 11/19/25(a)	2,498	2,652,951
Bank of America Corp. 2.50%, 10/21/22 (Call 10/21/21)(a)	15,101	14,881,212
2.82%, 07/21/23 (Call 07/21/22)(c)	5,525	5,487,094
2.88%, 04/24/23 (Call 04/24/22)(a)(c)	10,589	10,545,777
3.00%, 12/20/23 (Call 12/20/22)(c)	40,846	40,668,079
3.09%, 10/01/25 (Call 10/01/24)(c)	16,524	16,362,527
3.12%, 01/20/23 (Call 01/20/22)(c)	15,287	15,334,718
3.25%, 10/21/27 (Call 10/21/26)	25,247	24,726,546
3.30%, 01/11/23	39,261	39,691,701
3.37%, 01/23/26 (Call 01/23/25)(c)	22,165	22,178,827

Security	Par (000)	Value

Banks (continued)
3.42%, 12/20/28 (Call 12/20/27)(c)	$56,342	$55,300,101
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	19,525	19,697,242
3.50%, 04/19/26(a)	27,279	27,516,199
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	11,988	12,170,557
3.56%, 04/23/27 (Call 04/23/26)(a)(c)	9,850	9,865,859
3.59%, 07/21/28 (Call 07/21/27)(c)	20,782	20,723,355
3.71%, 04/24/28 (Call 04/24/27)(c)	23,616	23,767,294
3.82%, 01/20/28 (Call 01/20/27)(a)(c)	25,771	26,205,401
3.86%, 07/23/24 (Call 07/23/23)(c)	22,572	23,187,780
3.88%, 08/01/25	23,486	24,301,291
3.95%, 01/23/49 (Call 01/23/48)(a)(c)	11,933	11,688,835
3.97%, 03/05/29 (Call 03/05/28)(c)	24,090	24,605,552
3.97%, 02/07/30 (Call 02/07/29)(c)	27,007	27,561,381
4.00%, 04/01/24(a)	27,049	28,231,631
4.00%, 01/22/25	23,404	23,941,674
4.08%, 04/23/40 (Call 04/23/39)(c)	4,915	4,919,841
4.10%, 07/24/23(a)	21,523	22,497,600
4.13%, 01/22/24(a)	25,017	26,185,029
4.20%, 08/26/24	20,800	21,545,661
4.24%, 04/24/38 (Call 04/24/37)(c)	28,343	29,205,585
4.25%, 10/22/26	23,360	24,134,321
4.27%, 07/23/29 (Call 07/23/28)(c)	36,641	38,248,082
4.33%, 03/15/50 (Call 03/15/49)(c)	9,280	9,579,859
4.44%, 01/20/48 (Call 01/20/47)(a)(c)	28,471	29,944,724
4.45%, 03/03/26(a)	28,031	29,361,065
5.00%, 01/21/44(a)	17,872	20,246,567
5.88%, 02/07/42(a)	16,846	21,084,630
6.11%, 01/29/37(a)	25,518	30,720,000
7.75%, 05/14/38(a)	15,573	21,724,201
Series L, 3.95%, 04/21/25(a)	33,769	34,487,567
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	21,940	22,411,346
Bank of America N.A., 6.00%, 10/15/36(a)	16,320	20,326,137
Bank of Montreal 2.35%, 09/11/22(a)	7,751	7,658,296
2.55%, 11/06/22 (Call 10/06/22)(a)	7,847	7,799,288
Series E, 3.30%, 02/05/24	19,605	19,862,010
Bank of New York Mellon Corp. (The) 2.20%, 08/16/23 (Call 06/16/23)	9,188	8,911,549
2.45%, 08/17/26 (Call 05/17/26)(a)	7,718	7,396,534
2.80%, 05/04/26 (Call 02/04/26)(a)	11,374	11,182,982
2.95%, 01/29/23 (Call 12/29/22)(a)	17,021	17,088,766
3.25%, 05/16/27 (Call 02/16/27)	13,231	13,302,191
3.30%, 08/23/29 (Call 05/23/29)(a)	9,878	9,740,703
3.40%, 01/29/28 (Call 10/29/27)	14,068	14,306,153
3.45%, 08/11/23(a)	11,127	11,379,377
3.50%, 04/28/23(a)	16,696	17,101,411
3.65%, 02/04/24 (Call 01/05/24)	10,599	10,926,246
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	10,427	10,410,677
Bank of Nova Scotia (The) 2.45%, 09/19/22	7,124	7,082,547
2.70%, 03/07/22(a)	3,003	3,003,339
2.80%, 07/21/21(a)	10,955	10,979,714
3.40%, 02/11/24(a)	20,878	21,220,861
4.50%, 12/16/25(a)	13,736	14,403,153
Barclays PLC 3.65%, 03/16/25	18,212	17,915,611
3.68%, 01/10/23 (Call 01/10/22)(a)	9,014	9,019,230
4.34%, 05/16/24 (Call 05/16/23)(a)(c)	22,245	22,673,654
4.34%, 01/10/28 (Call 01/10/27)(a)	15,073	15,128,146
4.38%, 09/11/24	12,283	12,358,211

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 01/12/26(a)	$34,346	$34,920,248
4.84%, 05/09/28 (Call 05/07/27)(a)	21,173	21,232,242
4.95%, 01/10/47(a)	16,611	16,910,847
4.97%, 05/16/29 (Call 05/16/28)(c)	20,893	21,898,171
5.20%, 05/12/26(a)	30,494	31,587,143
5.25%, 08/17/45	17,288	18,340,011
BB&T Corp. 2.85%, 10/26/24 (Call 09/26/24)(a)	11,170	11,135,386
3.70%, 06/05/25 (Call 05/05/25)	14,035	14,505,571
3.75%, 12/06/23 (Call 11/06/23)	13,937	14,419,591
3.88%, 03/19/29 (Call 02/19/29)(a)	6,875	6,997,647
BNP Paribas SA 3.25%, 03/03/23	13,923	14,122,920
4.25%, 10/15/24	10,536	10,836,366
BPCE SA 2.75%, 12/02/21	1,956	1,951,498
4.00%, 04/15/24(a)	17,623	18,402,911
Branch Banking & Trust Co. 3.63%, 09/16/25 (Call 08/16/25)	21,875	22,278,132
3.80%, 10/30/26 (Call 09/30/26)	12,969	13,278,010
Canadian Imperial Bank of Commerce 2.55%, 06/16/22(a)	9,841	9,795,399
3.10%, 04/02/24	10,025	10,011,407
3.50%, 09/13/23(a)	14,871	15,217,012
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)(a)	7,631	7,557,414
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	13,855	14,244,519
Citigroup Inc. 2.70%, 10/27/22 (Call 09/27/22)(a)	13,439	13,330,250
2.75%, 04/25/22 (Call 03/25/22)	10,038	9,990,110
2.88%, 07/24/23 (Call 07/24/22)(c)	27,582	27,404,317
3.14%, 01/24/23 (Call 01/24/22)(c)	17,409	17,461,848
3.20%, 10/21/26 (Call 07/21/26)(a)	38,096	37,386,180
3.30%, 04/27/25(a)	19,184	19,252,205
3.35%, 04/24/25 (Call 04/24/24)(c)	16,225	16,299,372
3.40%, 05/01/26(a)	15,975	15,944,430
3.50%, 05/15/23(a)	19,098	19,304,692
3.52%, 10/27/28 (Call 10/27/27)(a)(c)	20,974	20,719,780
3.67%, 07/24/28 (Call 07/24/27)(c)	29,355	29,415,348
3.70%, 01/12/26(a)	14,202	14,462,306
3.88%, 10/25/23(a)	15,337	15,862,315
3.88%, 03/26/25	13,988	14,208,864
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	9,686	9,528,592
3.89%, 01/10/28 (Call 01/10/27)(a)(c)	30,474	31,019,357
3.98%, 03/20/30 (Call 03/20/29)(c)	18,190	18,515,801
4.00%, 08/05/24(a)	4,431	4,563,277
4.04%, 06/01/24 (Call 06/01/23)(a)(c)	16,418	16,935,761
4.05%, 07/30/22(a)	16,365	16,889,331
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	13,875	14,236,975
4.13%, 07/25/28(a)	21,845	22,158,522
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	11,640	11,987,069
4.30%, 11/20/26(a)	14,554	14,974,948
4.40%, 06/10/25	22,851	23,817,433
4.45%, 09/29/27	42,643	44,213,599
4.50%, 01/14/22	16,491	17,156,882
4.60%, 03/09/26(a)	10,078	10,577,323
4.65%, 07/30/45	15,495	16,583,899
4.65%, 07/23/48 (Call 06/23/48)(a)	32,087	34,598,652
4.75%, 05/18/46(a)	22,073	23,106,299
5.30%, 05/06/44(a)	11,923	13,245,932
5.50%, 09/13/25(a)	13,482	14,884,027

Security	Par (000)	Value

Banks (continued)
5.88%, 01/30/42	$14,049	$17,431,713
6.63%, 06/15/32	12,118	14,792,174
6.68%, 09/13/43(a)	14,324	18,411,984
8.13%, 07/15/39(a)	21,635	32,512,381
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	7,582	7,787,035
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)(a)	7,973	7,925,774
Cooperatieve Rabobank UA 3.75%, 07/21/26(a)	27,689	27,435,629
3.95%, 11/09/22	13,546	13,796,876
4.38%, 08/04/25	18,208	18,927,092
4.63%, 12/01/23	8,621	8,997,740
5.25%, 05/24/41(a)	17,700	21,520,386
5.25%, 08/04/45(a)	7,564	8,506,030
5.75%, 12/01/43	10,949	13,118,825
Cooperatieve Rabobank UA/NY 2.75%, 01/10/23(a)	16,668	16,522,098
3.38%, 05/21/25(a)	18,509	18,816,283
Credit Suisse AG/New York NY, 3.63%, 09/09/24	34,400	35,210,148
Credit Suisse Group Funding Guernsey Ltd. 3.75%, 03/26/25	21,142	21,400,137
3.80%, 09/15/22(a)	19,971	20,377,979
3.80%, 06/09/23(a)	21,275	21,674,087
4.55%, 04/17/26(a)	23,632	24,875,861
4.88%, 05/15/45(a)	19,037	20,744,811
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	3,413	3,279,332
Deutsche Bank AG/New York NY 3.30%, 11/16/22(a)	6,529	6,298,135
3.70%, 05/30/24	14,188	13,668,059
3.95%, 02/27/23(a)	12,093	11,890,584
Discover Bank 3.35%, 02/06/23 (Call 01/06/23)	7,053	7,085,900
3.45%, 07/27/26 (Call 04/27/26)(a)	14,232	13,917,111
4.20%, 08/08/23(a)	13,237	13,750,883
4.65%, 09/13/28 (Call 06/13/28)(a)	4,200	4,393,454
Fifth Third Bancorp. 3.65%, 01/25/24 (Call 12/25/23)(a)	4,068	4,180,183
3.95%, 03/14/28 (Call 02/14/28)(a)	3,170	3,284,986
4.30%, 01/16/24 (Call 12/16/23)(a)	8,989	9,448,039
8.25%, 03/01/38	9,112	12,793,968
Fifth Third Bank/Cincinnati OH 3.85%, 03/15/26 (Call 02/15/26)(a)	21,234	21,727,746
3.95%, 07/28/25 (Call 06/28/25)(a)	1,375	1,445,263
Goldman Sachs Group Inc. (The) 2.88%, 10/31/22 (Call 10/31/21)(c)	21,572	21,427,897
2.91%, 06/05/23 (Call 06/05/22)(c)	14,395	14,274,223
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	20,858	20,688,001
3.00%, 04/26/22 (Call 04/26/21)	16,596	16,609,167
3.20%, 02/23/23 (Call 01/23/23)(a)	23,736	23,733,940
3.27%, 09/29/25 (Call 09/29/24)(c)	26,050	25,701,490
3.50%, 01/23/25 (Call 10/23/24)(a)	37,352	37,513,166
3.50%, 11/16/26 (Call 11/16/25)	28,927	28,533,807
3.63%, 01/22/23(a)	22,323	22,748,503
3.63%, 02/20/24 (Call 01/20/24)(a)	13,989	14,229,019
3.69%, 06/05/28 (Call 06/05/27)(a)(c)	28,980	28,684,077
3.75%, 05/22/25 (Call 02/22/25)	30,684	31,111,376
3.75%, 02/25/26 (Call 11/25/25)	20,699	20,767,979
3.81%, 04/23/29 (Call 04/23/28)(c)	36,197	35,944,779
3.85%, 07/08/24 (Call 04/08/24)(a)	21,725	22,243,046
3.85%, 01/26/27 (Call 01/26/26)	28,766	28,923,629

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 03/03/24(a)	$31,306	$32,327,537
4.02%, 10/31/38 (Call 10/31/37)(a)(c)	25,577	24,861,903
4.22%, 05/01/29 (Call 05/01/28)(a)(c)	35,255	35,977,562
4.25%, 10/21/25(a)	20,245	20,845,442
4.41%, 04/23/39 (Call 04/23/38)(c)	23,094	23,371,828
4.75%, 10/21/45 (Call 04/21/45)(a)	23,569	25,078,653
4.80%, 07/08/44 (Call 01/08/44)	19,470	20,699,501
5.15%, 05/22/45(a)	21,364	22,736,188
5.75%, 01/24/22	10,502	11,258,412
5.95%, 01/15/27(a)	7,319	8,240,928
6.13%, 02/15/33	360	443,364
6.25%, 02/01/41(a)	27,905	35,005,171
6.75%, 10/01/37	66,180	81,474,827
HSBC Bank USA N.A./New York NY 5.63%, 08/15/35(a)	7,997	9,286,951
5.88%, 11/01/34(a)	13,168	15,990,103
HSBC Holdings PLC 2.65%, 01/05/22(a)	10,958	10,877,540
3.03%, 11/22/23 (Call 11/22/22)(c)	13,419	13,390,809
3.26%, 03/13/23 (Call 03/13/22)(a)(c)	31,177	31,372,676
3.60%, 05/25/23(a)	22,725	23,166,072
3.80%, 03/11/25 (Call 03/11/24)(c)	900	915,514
3.90%, 05/25/26(a)	28,812	29,316,749
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	11,431	11,729,326
4.00%, 03/30/22(a)	13,280	13,679,478
4.04%, 03/13/28 (Call 03/13/27)(c)	24,979	25,471,946
4.25%, 03/14/24	3,358	3,458,689
4.25%, 08/18/25(a)	23,869	24,498,674
4.29%, 09/12/26 (Call 09/12/25)(a)(c)	17,190	17,896,698
4.30%, 03/08/26	36,039	37,514,202
4.38%, 11/23/26(a)	9,231	9,482,801
4.58%, 06/19/29 (Call 06/19/28)(a)(c)	35,761	37,832,438
5.25%, 03/14/44(a)	17,381	19,310,107
6.10%, 01/14/42(a)	10,520	13,684,380
6.50%, 05/02/36(a)	27,924	34,668,755
6.50%, 09/15/37	33,155	41,724,211
6.80%, 06/01/38	18,927	24,618,294
HSBC USA Inc., 3.50%, 06/23/24(a)	9,414	9,558,798
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	4,800	4,919,657
ING Groep NV 3.15%, 03/29/22	8,253	8,281,564
3.55%, 04/09/24	2,325	2,330,207
3.95%, 03/29/27(a)	20,067	20,282,578
4.05%, 04/09/29(a)	2,275	2,291,740
4.10%, 10/02/23(a)	14,870	15,354,737
4.55%, 10/02/28(a)	21,912	23,028,500
JPMorgan Chase & Co. 2.70%, 05/18/23 (Call 03/18/23)(a)	28,862	28,585,975
2.78%, 04/25/23 (Call 04/25/22)(c)	15,261	15,171,845
2.95%, 10/01/26 (Call 07/01/26)(a)	28,491	27,811,569
2.97%, 01/15/23 (Call 01/15/22)(a)	19,073	19,056,485
3.13%, 01/23/25 (Call 10/23/24)	32,292	32,312,996
3.20%, 01/25/23	33,987	34,309,747
3.20%, 06/15/26 (Call 03/15/26)(a)	22,845	22,689,695
3.22%, 03/01/25 (Call 03/01/24)(a)(c)	18,976	18,951,187
3.25%, 09/23/22	35,525	35,962,796
3.30%, 04/01/26 (Call 01/01/26)	34,738	34,734,394
3.38%, 05/01/23	21,229	21,514,222
3.51%, 01/23/29 (Call 01/23/28)(c)	30,698	30,413,979

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	$23,842	$23,802,496
3.56%, 04/23/24 (Call 04/23/23)(c)	12,653	12,855,032
3.63%, 05/13/24	24,865	25,527,016
3.63%, 12/01/27 (Call 12/01/26)(a)	16,997	16,941,340
3.70%, 05/06/30	5,000	5,010,150
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	13,252	13,455,682
3.80%, 07/23/24 (Call 07/23/23)(c)	26,462	27,143,825
3.88%, 02/01/24(a)	21,596	22,407,385
3.88%, 09/10/24	28,259	29,055,729
3.88%, 07/24/38 (Call 07/24/37)(a)(c)	31,337	30,749,795
3.90%, 07/15/25 (Call 04/15/25)(a)	26,666	27,640,469
3.90%, 01/23/49 (Call 01/23/48)(c)	23,792	23,007,337
3.96%, 01/29/27 (Call 01/29/26)(c)	23,655	24,576,114
3.96%, 11/15/48 (Call 11/15/47)(c)	26,863	26,181,838
4.01%, 04/23/29 (Call 04/23/28)(c)	31,950	32,838,498
4.02%, 12/05/24 (Call 12/05/23)(a)(c)	5,550	5,754,644
4.03%, 07/24/48 (Call 07/24/47)(a)(c)	18,258	18,008,475
4.13%, 12/15/26(a)	14,379	14,874,039
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	33,168	34,680,328
4.25%, 10/01/27(a)	10,742	11,186,825
4.26%, 02/22/48 (Call 02/22/47)(a)(c)	23,517	24,053,390
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	6,996	7,438,807
4.50%, 01/24/22	18,180	18,976,931
4.85%, 02/01/44	13,577	15,105,329
4.95%, 06/01/45(a)	21,242	23,556,709
5.40%, 01/06/42(a)	15,228	18,021,747
5.50%, 10/15/40(a)	15,393	18,398,808
5.60%, 07/15/41	19,877	24,140,887
5.63%, 08/16/43(a)	17,607	21,054,171
6.40%, 05/15/38(a)	25,550	33,471,563
KeyBank N.A./Cleveland OH 2.30%, 09/14/22(a)	10,755	10,607,411
3.30%, 06/01/25	7,446	7,551,647
KeyCorp., 4.10%, 04/30/28(a)	2,925	3,063,500
Lloyds Banking Group PLC 2.91%, 11/07/23 (Call 11/07/22)(c)	36,749	36,073,542
3.57%, 11/07/28 (Call 11/07/27)(c)	24,411	23,744,194
3.75%, 01/11/27(a)	12,309	12,207,947
3.90%, 03/12/24(a)	2,375	2,413,166
4.05%, 08/16/23	24,135	24,686,642
4.34%, 01/09/48	18,566	17,233,568
4.38%, 03/22/28(a)	18,267	18,850,567
4.45%, 05/08/25	24,795	25,829,537
4.50%, 11/04/24(a)	12,004	12,334,133
4.55%, 08/16/28(a)	11,735	12,286,069
4.58%, 12/10/25(a)	18,853	19,274,270
4.65%, 03/24/26(a)	15,855	16,198,987
5.30%, 12/01/45(a)	3,746	4,009,903
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,460	2,529,458
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	2,876	2,865,074
Mitsubishi UFJ Financial Group Inc. 2.67%, 07/25/22(a)	17,150	17,016,101
2.76%, 09/13/26(a)	16,850	16,239,646
3.29%, 07/25/27(a)	12,336	12,295,596
3.41%, 03/07/24(a)	20,100	20,376,759
3.46%, 03/02/23	19,449	19,739,341
3.68%, 02/22/27(a)	18,291	18,727,083
3.74%, 03/07/29(a)	16,035	16,459,301
3.76%, 07/26/23(a)	10,666	10,944,583

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$6,537	$6,742,451
3.85%, 03/01/26	29,085	30,127,401
3.96%, 03/02/28(a)	9,327	9,753,616
4.05%, 09/11/28(a)	10,495	11,082,864
Mizuho Financial Group Inc. 2.60%, 09/11/22(a)	8,802	8,699,831
2.84%, 09/13/26(a)	13,729	13,326,411
2.95%, 02/28/22(a)	8,020	8,013,524
3.17%, 09/11/27	12,806	12,651,464
3.55%, 03/05/23	8,330	8,480,112
3.92%, 09/11/24 (Call 09/11/23)(c)	13,179	13,564,615
4.02%, 03/05/28(a)	14,788	15,570,464
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	15,909	16,878,529
Morgan Stanley 2.63%, 11/17/21	23,593	23,503,632
2.75%, 05/19/22	7,434	7,397,771
3.13%, 01/23/23(a)	34,832	34,933,525
3.13%, 07/27/26	33,845	33,037,106
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	43,640	43,574,767
3.63%, 01/20/27	36,773	37,076,271
3.70%, 10/23/24(a)	34,760	35,673,114
3.74%, 04/24/24 (Call 04/24/23)(c)	36,329	37,090,416
3.75%, 02/25/23(a)	30,338	31,102,317
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	21,213	21,391,319
3.88%, 01/27/26	43,095	44,177,572
3.95%, 04/23/27(a)	26,873	27,099,381
3.97%, 07/22/38 (Call 07/22/37)(a)(c)	20,836	20,475,908
4.00%, 07/23/25(a)	35,737	37,125,915
4.10%, 05/22/23(a)	16,781	17,331,497
4.30%, 01/27/45	20,008	20,469,088
4.35%, 09/08/26	25,902	26,878,785
4.38%, 01/22/47(a)	30,468	31,620,891
4.43%, 01/23/30 (Call 01/23/29)(c)	26,601	28,155,805
4.46%, 04/22/39 (Call 04/22/38)(c)	16,512	17,211,138
4.88%, 11/01/22(a)	22,558	23,839,579
5.00%, 11/24/25(a)	12,748	13,761,174
6.38%, 07/24/42	25,267	33,088,074
7.25%, 04/01/32(a)	13,347	17,899,392
Series F, 3.88%, 04/29/24(a)	36,136	37,429,958
National Australia Bank Ltd./New York 2.50%, 05/22/22	12,479	12,346,784
2.50%, 07/12/26	16,851	16,018,849
3.00%, 01/20/23	12,416	12,442,665
3.38%, 01/14/26(a)	5,363	5,397,962
3.63%, 06/20/23	11,310	11,586,325
Northern Trust Corp., 3.95%, 10/30/25	10,991	11,600,575
PNC Bank N.A. 2.45%, 07/28/22 (Call 06/28/22)(a)	1,367	1,359,830
2.55%, 12/09/21 (Call 11/09/21)(a)	7,262	7,233,800
2.63%, 02/17/22 (Call 01/18/22)	13,772	13,750,445
2.70%, 11/01/22 (Call 10/01/22)(a)	7,819	7,779,438
2.95%, 01/30/23 (Call 12/30/22)(a)	2,373	2,369,903
2.95%, 02/23/25 (Call 01/24/25)(a)	8,475	8,430,810
3.10%, 10/25/27 (Call 09/25/27)(a)	17,592	17,500,143
3.25%, 06/01/25 (Call 05/02/25)	17,733	17,946,988
3.50%, 06/08/23 (Call 05/09/23)	13,245	13,591,342
3.80%, 07/25/23 (Call 06/25/23)(a)	7,459	7,675,521
4.05%, 07/26/28	18,415	19,271,879

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	$3,033	$3,022,923
3.30%, 03/08/22 (Call 02/06/22)(a)	10,551	10,725,904
3.50%, 01/23/24 (Call 12/23/23)(a)	6,413	6,565,563
3.90%, 04/29/24 (Call 03/29/24)	3,065	3,181,898
Regions Financial Corp. 2.75%, 08/14/22 (Call 07/14/22)(a)	12,158	12,079,160
3.80%, 08/14/23 (Call 07/14/23)(a)	820	844,533
Royal Bank of Canada 2.75%, 02/01/22	8,674	8,688,473
3.70%, 10/05/23(a)	22,141	22,835,594
4.65%, 01/27/26(a)	11,595	12,340,949
Royal Bank of Scotland Group PLC 3.50%, 05/15/23 (Call 05/15/22)(a)(c)	15,811	15,786,706
3.88%, 09/12/23	28,287	28,521,375
4.27%, 03/22/25 (Call 03/22/24)(c)	5,285	5,383,231
4.52%, 06/25/24 (Call 06/25/23)(a)(c)	10,837	11,165,733
4.80%, 04/05/26	16,484	17,239,683
4.89%, 05/18/29 (Call 05/18/28)(c)	34,892	36,426,452
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	19,188	20,406,699
5.13%, 05/28/24(a)	27,433	28,514,417
6.00%, 12/19/23	19,864	21,309,366
6.10%, 06/10/23	18,214	19,445,472
6.13%, 12/15/22	27,871	29,780,646
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/18/22)	5,033	5,032,539
4.40%, 07/13/27 (Call 04/14/27)	17,836	18,101,660
4.50%, 07/17/25 (Call 04/17/25)	12,704	13,202,792
Santander UK Group Holdings PLC 3.37%, 01/05/24 (Call 01/05/23)(c)	13,932	13,785,042
3.57%, 01/10/23 (Call 01/10/22)(a)	9,916	9,926,156
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	12,549	12,291,784
4.80%, 11/15/24 (Call 11/15/23)(c)	12,293	12,828,808
Santander UK PLC, 4.00%, 03/13/24(a)	15,759	16,356,838
State Street Corp. 2.65%, 05/19/26(a)	13,566	13,209,585
3.10%, 05/15/23	11,125	11,226,536
3.30%, 12/16/24	14,762	15,056,996
3.55%, 08/18/25(a)	12,690	13,131,608
3.70%, 11/20/23(a)	3,761	3,898,172
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22(a)	5,518	5,571,625
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26(a)	27,217	26,088,267
2.78%, 07/12/22(a)	20,482	20,439,305
2.78%, 10/18/22	21,593	21,498,919
3.01%, 10/19/26(a)	15,427	15,153,214
3.10%, 01/17/23	18,397	18,484,908
3.35%, 10/18/27	6,608	6,616,535
3.36%, 07/12/27(a)	21,048	21,100,460
3.45%, 01/11/27	17,935	18,094,320
3.54%, 01/17/28	16,060	16,309,956
3.75%, 07/19/23(a)	5,600	5,761,301
3.78%, 03/09/26(a)	20,422	21,046,599
3.94%, 10/16/23(a)	977	1,014,417
SunTrust Bank/Atlanta GA 2.45%, 08/01/22 (Call 07/01/22)	15,353	15,156,233
3.30%, 05/15/26 (Call 04/15/26)	8,943	8,847,991
SunTrust Banks Inc. 2.70%, 01/27/22 (Call 12/27/21)	7,435	7,398,730
4.00%, 05/01/25 (Call 03/01/25)	12,407	12,946,444

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	$3,269	$3,244,045
Toronto-Dominion Bank (The) 1.80%, 07/13/21(a)	1,897	1,861,220
3.25%, 03/11/24(a)	20,120	20,409,370
3.50%, 07/19/23(a)	7,993	8,202,093
U.S. Bancorp. 2.95%, 07/15/22 (Call 06/15/22)	18,471	18,550,041
3.10%, 04/27/26 (Call 03/27/26)(a)	11,218	11,126,279
3.38%, 02/05/24 (Call 01/05/24)	5,455	5,588,115
3.60%, 09/11/24 (Call 08/11/24)(a)	12,932	13,348,603
3.70%, 01/30/24 (Call 12/29/23)(a)	5,676	5,901,413
3.90%, 04/26/28 (Call 03/24/28)(a)	9,780	10,353,219
3.95%, 11/17/25 (Call 10/17/25)(a)	11,260	11,882,478
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	21,541	20,585,069
Series X, 3.15%, 04/27/27 (Call 03/27/27)	16,253	16,297,728
U.S. Bank N.A./Cincinnati OH 2.80%, 01/27/25 (Call 12/27/24)	14,029	13,938,882
2.85%, 01/23/23 (Call 12/23/22)(a)	17,444	17,482,853
3.40%, 07/24/23 (Call 06/23/23)	6,395	6,542,506
Wachovia Corp., 5.50%, 08/01/35	12,435	14,113,608
Wells Fargo & Co. 2.63%, 07/22/22	44,038	43,649,853
3.00%, 02/19/25	27,273	26,990,765
3.00%, 04/22/26	44,950	43,886,555
3.00%, 10/23/26	42,233	41,086,539
3.07%, 01/24/23 (Call 01/24/22)	46,313	46,325,995
3.30%, 09/09/24	16,350	16,497,905
3.50%, 03/08/22(a)	11,437	11,618,395
3.55%, 09/29/25(a)	32,662	33,225,037
3.58%, 05/22/28 (Call 05/22/27)(c)	34,428	34,540,235
3.75%, 01/24/24 (Call 12/24/23)(a)	29,677	30,559,710
3.90%, 05/01/45(a)	22,469	22,196,114
4.10%, 06/03/26(a)	31,706	32,478,501
4.13%, 08/15/23(a)	8,327	8,602,043
4.15%, 01/24/29 (Call 10/24/28)(a)	23,997	24,954,723
4.30%, 07/22/27(a)	23,788	24,728,366
4.40%, 06/14/46(a)	20,615	20,667,247
4.65%, 11/04/44	23,315	24,143,195
4.75%, 12/07/46(a)	22,071	23,191,313
4.90%, 11/17/45	24,810	26,561,544
5.38%, 02/07/35	5,754	6,727,693
5.38%, 11/02/43(a)	26,258	29,604,435
5.61%, 01/15/44(a)	27,768	32,262,584
Series M, 3.45%, 02/13/23	27,836	28,114,914
Wells Fargo Bank N.A. 3.55%, 08/14/23 (Call 07/14/23)(a)	15,270	15,634,365
5.85%, 02/01/37	9,756	11,995,280
6.60%, 01/15/38	19,668	25,848,736
Westpac Banking Corp. 2.50%, 06/28/22(a)	7,574	7,503,519
2.70%, 08/19/26(a)	7,815	7,528,736
2.75%, 01/11/23(a)	3,817	3,791,207
2.80%, 01/11/22(a)	10,747	10,754,146
2.85%, 05/13/26	26,074	25,354,514
3.30%, 02/26/24(a)	12,845	12,997,447
3.35%, 03/08/27(a)	18,097	18,181,520
3.40%, 01/25/28(a)	13,166	13,309,677
3.65%, 05/15/23	6,981	7,160,121

		8,192,351,768

Security	Par (000)	Value

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)(b)	$62,968	$63,190,548
4.70%, 02/01/36 (Call 08/01/35)(b)	56,881	57,674,934
4.90%, 02/01/46 (Call 08/01/45)(b)	106,043	107,477,878
Anheuser-Busch InBev Finance Inc. 2.63%, 01/17/23	1	494
3.30%, 02/01/23 (Call 12/01/22)	63,531	64,271,752
3.70%, 02/01/24	9,733	10,005,517
4.00%, 01/17/43(a)	4,931	4,432,977
4.63%, 02/01/44	11,482	11,156,066
4.90%, 02/01/46 (Call 08/01/45)(a)	5,595	5,683,469
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42(a)	6,305	5,467,046
4.00%, 04/13/28 (Call 01/13/28)(a)	37,657	38,410,852
4.15%, 01/23/25 (Call 12/23/24)(a)	31,030	32,419,424
4.38%, 04/15/38 (Call 10/15/37)(a)	15,629	15,213,761
4.44%, 10/06/48 (Call 04/06/48)	16,943	16,126,420
4.60%, 04/15/48 (Call 10/15/47)(a)	37,861	37,008,878
4.75%, 01/23/29 (Call 10/23/28)	35,926	38,467,441
4.75%, 04/15/58 (Call 10/15/57)(a)	19,310	18,843,148
4.90%, 01/23/31 (Call 10/23/30)(a)	12,580	13,632,304
4.95%, 01/15/42	10,607	10,842,739
5.45%, 01/23/39 (Call 07/23/38)(a)	30,500	33,441,823
5.55%, 01/23/49 (Call 07/23/48)	48,851	54,244,321
5.80%, 01/23/59 (Call 07/23/58)(a)	30,412	34,510,820
8.20%, 01/15/39(a)	7,069	9,892,393
Coca-Cola Co. (The) 2.25%, 09/01/26	9,387	8,948,851
2.50%, 04/01/23(a)	5,584	5,569,745
2.88%, 10/27/25(a)	21,605	21,778,147
3.20%, 11/01/23	12,782	13,090,889
Constellation Brands Inc., 4.25%, 05/01/23(a)	9,214	9,628,918
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	19,875	19,802,307
Diageo Investment Corp., 2.88%, 05/11/22(a)	6,161	6,203,316
Keurig Dr Pepper Inc. 4.06%, 05/25/23 (Call 04/25/23)(a)(b)	18,343	18,876,640
4.42%, 05/25/25 (Call 03/25/25)(b)	7,921	8,251,975
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	30,283	31,695,033
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	15,671	16,104,269
Molson Coors Brewing Co. 2.10%, 07/15/21 (Call 06/15/21)	3,861	3,792,027
3.00%, 07/15/26 (Call 04/15/26)(a)	5,434	5,212,726
4.20%, 07/15/46 (Call 01/15/46)(a)	18,393	16,519,221
5.00%, 05/01/42(a)	14,887	14,895,667
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	10,633	10,542,105
2.38%, 10/06/26 (Call 07/06/26)(a)	14,365	13,765,043
2.75%, 03/05/22(a)	2,767	2,785,497
2.75%, 03/01/23(a)	7,457	7,490,791
2.75%, 04/30/25 (Call 01/30/25)(a)	9,649	9,629,750
2.85%, 02/24/26 (Call 11/24/25)	7,433	7,405,731
3.00%, 08/25/21	2,803	2,833,919
3.00%, 10/15/27 (Call 07/15/27)	7,888	7,857,051
3.10%, 07/17/22 (Call 05/17/22)	12,087	12,296,257
3.45%, 10/06/46 (Call 04/06/46)	18,794	18,050,449
3.60%, 03/01/24 (Call 12/01/23)(a)	19,259	20,012,967
4.00%, 03/05/42(a)	13,219	13,704,219

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 05/02/47 (Call 11/02/46)(a)	$12,292	$12,782,247
4.45%, 04/14/46 (Call 10/14/45)(a)	14,753	16,303,949

		1,038,244,711

Biotechnology — 2.1%
Amgen Inc. 2.25%, 08/19/23 (Call 06/19/23)(a)	3,668	3,565,908
2.60%, 08/19/26 (Call 05/19/26)	18,232	17,231,854
2.65%, 05/11/22 (Call 04/11/22)(a)	13,870	13,782,082
3.13%, 05/01/25 (Call 02/01/25)	14,511	14,524,688
3.20%, 11/02/27 (Call 08/02/27)(a)	9,479	9,302,639
3.63%, 05/15/22 (Call 02/15/22)(a)	2,501	2,553,894
3.63%, 05/22/24 (Call 02/22/24)(a)	14,382	14,789,075
4.40%, 05/01/45 (Call 11/01/44)(a)	29,817	29,313,450
4.56%, 06/15/48 (Call 12/15/47)(a)	19,120	19,171,630
4.66%, 06/15/51 (Call 12/15/50)(a)	28,606	28,896,474
5.15%, 11/15/41 (Call 05/15/41)(a)	18,114	19,458,570
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	16,417	16,981,748
Biogen Inc. 3.63%, 09/15/22(a)	12,777	13,028,413
4.05%, 09/15/25 (Call 06/15/25)	17,183	17,720,257
5.20%, 09/15/45 (Call 03/15/45)(a)	17,495	18,616,272
Celgene Corp. 2.75%, 02/15/23 (Call 01/15/23)	13,495	13,368,092
3.25%, 08/15/22	9,074	9,147,371
3.25%, 02/20/23 (Call 01/20/23)	9,430	9,484,178
3.45%, 11/15/27 (Call 08/15/27)	19,328	19,152,260
3.55%, 08/15/22	12,504	12,722,910
3.63%, 05/15/24 (Call 02/15/24)	13,766	13,978,515
3.88%, 08/15/25 (Call 05/15/25)	35,462	36,553,520
3.90%, 02/20/28 (Call 11/20/27)	17,480	17,851,113
4.35%, 11/15/47 (Call 05/15/47)	12,873	12,639,071
4.55%, 02/20/48 (Call 08/20/47)(a)	18,716	18,959,177
4.63%, 05/15/44 (Call 11/15/43)	7,837	7,943,612
5.00%, 08/15/45 (Call 02/15/45)	24,552	26,294,485
Gilead Sciences Inc. 2.50%, 09/01/23 (Call 07/01/23)(a)	4,047	3,989,204
2.95%, 03/01/27 (Call 12/01/26)(a)	8,874	8,657,359
3.25%, 09/01/22 (Call 07/01/22)(a)	12,873	13,036,419
3.50%, 02/01/25 (Call 11/01/24)(a)	11,054	11,264,661
3.65%, 03/01/26 (Call 12/01/25)	27,505	28,066,061
3.70%, 04/01/24 (Call 01/01/24)	30,726	31,635,803
4.00%, 09/01/36 (Call 03/01/36)(a)	13,329	13,229,033
4.15%, 03/01/47 (Call 09/01/46)(a)	17,998	17,219,763
4.50%, 02/01/45 (Call 08/01/44)(a)	24,866	24,978,882
4.60%, 09/01/35 (Call 03/01/35)	13,466	14,345,280
4.75%, 03/01/46 (Call 09/01/45)(a)	17,256	17,982,260
4.80%, 04/01/44 (Call 10/01/43)(a)	25,546	26,686,611
5.65%, 12/01/41 (Call 06/01/41)(a)	14,993	17,331,514

		665,454,108

Chemicals — 1.2%
Dow Chemical Co. (The) 3.00%, 11/15/22 (Call 08/15/22)(a)	21,587	21,619,804
3.50%, 10/01/24 (Call 07/01/24)(a)	10,218	10,350,835
4.13%, 11/15/21 (Call 08/15/21)	1,699	1,745,263
4.38%, 11/15/42 (Call 05/15/42)(a)	12,995	12,572,249
5.25%, 11/15/41 (Call 05/15/41)	12,295	13,116,069
5.55%, 11/30/48 (Call 05/30/48)(b)	705	799,732
7.38%, 11/01/29(a)	10,603	13,483,797
9.40%, 05/15/39	11,198	17,143,328

Security	Par (000)	Value

Chemicals (continued)
DowDuPont Inc. 4.21%, 11/15/23 (Call 10/15/23)(a)	$22,451	$23,507,744
4.49%, 11/15/25 (Call 09/15/25)(a)	29,790	31,920,867
4.73%, 11/15/28 (Call 08/15/28)(a)	23,575	25,622,616
5.32%, 11/15/38 (Call 05/15/38)	19,561	22,152,639
5.42%, 11/15/48 (Call 05/15/48)(a)	20,624	23,758,213
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)(a)	8,508	8,658,360
4.65%, 10/15/44 (Call 04/15/44)(a)	6,869	6,794,325
LYB International Finance BV 4.00%, 07/15/23(a)	12,060	12,394,302
4.88%, 03/15/44 (Call 09/15/43)(a)	4,031	4,011,771
5.25%, 07/15/43	13,144	13,666,449
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	2,927	2,843,412
LyondellBasell Industries NV 4.63%, 02/26/55 (Call 08/26/54)	13,679	12,627,561
5.75%, 04/15/24 (Call 01/15/24)	8,344	9,183,008
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	10,835	11,258,308
Nutrien Ltd. 4.20%, 04/01/29 (Call 01/01/29)	9,000	9,330,428
5.00%, 04/01/49 (Call 10/01/48)	9,000	9,561,686
Rohm & Haas Co., 7.85%, 07/15/29	12,073	15,577,620
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)(a)	6,542	6,498,454
3.45%, 06/01/27 (Call 03/01/27)(a)	26,733	26,395,148
4.50%, 06/01/47 (Call 12/01/46)(a)	9,434	9,347,755

		375,941,743

Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	16,124	16,585,341
Ecolab Inc. 2.70%, 11/01/26 (Call 08/01/26)	11,623	11,297,890
4.35%, 12/08/21(a)	5,586	5,810,110
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	1,950	2,039,997
RELX Capital Inc. 3.13%, 10/15/22 (Call 07/15/22)	5,835	5,881,622
4.00%, 03/18/29 (Call 12/18/28)	11,887	12,135,914
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	15,823	16,999,627
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)(a)	4,189	4,417,763

		75,168,264

Computers — 3.1%
Apple Inc. 2.10%, 09/12/22 (Call 08/12/22)	5,566	5,487,457
2.15%, 02/09/22(a)	2,308	2,284,137
2.30%, 05/11/22 (Call 04/11/22)(a)	13,059	12,961,752
2.40%, 01/13/23 (Call 12/13/22)(a)	3,904	3,869,043
2.40%, 05/03/23	63,365	62,673,986
2.45%, 08/04/26 (Call 05/04/26)	29,151	28,031,712
2.50%, 02/09/22 (Call 01/09/22)	2,048	2,044,568
2.50%, 02/09/25(a)	18,635	18,260,720
2.70%, 05/13/22(a)	14,951	15,017,068
2.75%, 01/13/25 (Call 11/13/24)	21,236	21,086,798
2.85%, 02/23/23 (Call 12/23/22)(a)	18,603	18,707,071
2.85%, 05/11/24 (Call 03/11/24)(a)	19,084	19,131,248
2.90%, 09/12/27 (Call 06/12/27)	21,449	21,117,147
3.00%, 02/09/24 (Call 12/09/23)	20,709	20,922,017
3.00%, 06/20/27 (Call 03/20/27)(a)	11,039	10,948,912

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.00%, 11/13/27 (Call 08/13/27)(a)	$12,314	$12,207,682
3.20%, 05/13/25(a)	24,079	24,494,917
3.20%, 05/11/27 (Call 02/11/27)(a)	18,202	18,316,696
3.25%, 02/23/26 (Call 11/23/25)(a)	32,761	33,207,172
3.35%, 02/09/27 (Call 11/09/26)	21,423	21,795,917
3.45%, 05/06/24(a)	29,319	30,221,615
3.45%, 02/09/45	20,545	19,188,931
3.75%, 09/12/47 (Call 03/12/47)	18,863	18,471,906
3.75%, 11/13/47 (Call 05/13/47)(a)	13,715	13,437,661
3.85%, 05/04/43	33,425	33,355,626
3.85%, 08/04/46 (Call 02/04/46)(a)	21,052	20,909,120
4.25%, 02/09/47 (Call 08/09/46)	19,472	20,529,439
4.38%, 05/13/45(a)	21,079	22,498,782
4.45%, 05/06/44(a)	15,068	16,327,301
4.50%, 02/23/36 (Call 08/23/35)(a)	17,791	19,746,612
4.65%, 02/23/46 (Call 08/23/45)	43,477	48,083,392
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(b)	17,740	17,923,527
4.90%, 10/01/26 (Call 08/01/26)(b)	18,323	18,779,217
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	15,260	15,665,119
5.45%, 06/15/23 (Call 04/15/23)(b)	31,550	33,607,480
6.02%, 06/15/26 (Call 03/15/26)(b)	49,486	53,717,088
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	15,690	18,788,620
8.35%, 07/15/46 (Call 01/15/46)(a)(b)	24,119	29,624,639
Hewlett Packard Enterprise Co. 4.40%, 10/15/22 (Call 08/15/22)(a)	17,840	18,634,410
4.90%, 10/15/25 (Call 07/15/25)(a)	26,932	28,725,205
6.20%, 10/15/35 (Call 04/15/35)	5,044	5,460,878
6.35%, 10/15/45 (Call 04/15/45)(a)	16,792	17,826,119
HP Inc., 6.00%, 09/15/41(a)	12,840	13,665,493
IBM Credit LLC, 3.00%, 02/06/23(a)	7,593	7,629,617
International Business Machines Corp. 1.88%, 08/01/22(a)	13,729	13,347,084
2.88%, 11/09/22	4,010	4,029,610
3.38%, 08/01/23(a)	17,452	17,787,267
3.45%, 02/19/26(a)	8,961	9,120,162
3.63%, 02/12/24	17,652	18,172,889
4.00%, 06/20/42(a)	11,390	11,105,807
Seagate HDD Cayman 4.25%, 03/01/22 (Call 02/01/22)	2,608	2,619,524
4.75%, 06/01/23(a)	11,883	12,033,543
4.75%, 01/01/25(a)	11,732	11,468,030

		1,015,067,733

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The) 1.70%, 11/03/21	3,759	3,690,840
2.15%, 08/11/22(a)	12,894	12,746,708
2.30%, 02/06/22(a)	10,026	9,980,845
2.45%, 11/03/26	4,089	3,970,863
2.85%, 08/11/27(a)	12,691	12,666,430
3.10%, 08/15/23(a)	16,441	16,808,128
5.55%, 03/05/37	760	970,225
Unilever Capital Corp. 2.20%, 05/05/22 (Call 04/05/22)(a)	3,494	3,447,192
2.90%, 05/05/27 (Call 02/05/27)	9,339	9,187,226
3.50%, 03/22/28 (Call 12/22/27)(a)	12,504	12,779,442
5.90%, 11/15/32(a)	19,435	24,331,606

		110,579,505

Security	Par (000)	Value

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25 (Call 11/15/24)	$8,574	$8,360,560
3.65%, 07/21/27 (Call 04/21/27)(a)	9,322	8,838,732
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	5,198	5,108,786
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	24,026	23,757,317
2.65%, 12/02/22	20,116	20,003,594
3.00%, 10/30/24 (Call 09/29/24)(a)	25,089	25,059,646
3.40%, 02/27/23 (Call 01/27/23)	13,507	13,736,265
3.40%, 02/22/24 (Call 01/22/24)	12,976	13,191,284
3.70%, 08/03/23 (Call 07/03/23)(a)	11,973	12,307,305
4.05%, 12/03/42(a)	13,984	14,340,350
4.20%, 11/06/25 (Call 10/06/25)(a)	8,659	9,196,513
American Express Credit Corp. 2.70%, 03/03/22 (Call 01/31/22)(a)	11,061	11,054,127
3.30%, 05/03/27 (Call 04/03/27)	24,249	24,625,909
Ameriprise Financial Inc., 4.00%, 10/15/23	11,563	12,096,261
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	18,852	18,289,411
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	6,985	7,162,945
Capital One Bank USA N.A., 3.38%, 02/15/23	12,117	12,110,562
Capital One Financial Corp. 3.05%, 03/09/22 (Call 02/09/22)(a)	3,822	3,835,458
3.20%, 01/30/23 (Call 12/30/22)	21,415	21,463,974
3.20%, 02/05/25 (Call 01/05/25)(a)	7,266	7,182,849
3.30%, 10/30/24 (Call 09/30/24)(a)	11,260	11,221,637
3.50%, 06/15/23(a)	7,778	7,879,479
3.75%, 04/24/24 (Call 03/24/24)	3,794	3,873,943
3.75%, 07/28/26 (Call 06/28/26)(a)	21,257	20,910,800
3.75%, 03/09/27 (Call 02/09/27)	22,453	22,258,788
3.80%, 01/31/28 (Call 12/31/27)	14,702	14,528,787
3.90%, 01/29/24 (Call 12/29/23)(a)	5,300	5,448,283
4.20%, 10/29/25 (Call 09/29/25)(a)	20,863	21,469,788
4.25%, 04/30/25 (Call 03/31/25)(a)	7,377	7,692,947
Charles Schwab Corp. (The) 2.65%, 01/25/23 (Call 12/25/22)(a)	7,856	7,835,616
3.85%, 05/21/25 (Call 03/21/25)(a)	18,462	19,376,004
CME Group Inc. 3.00%, 09/15/22(a)	5,680	5,740,239
3.00%, 03/15/25 (Call 12/15/24)	9,938	10,009,495
5.30%, 09/15/43 (Call 03/15/43)(a)	11,063	13,401,951
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	18,306	18,361,485
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/25(a)	20,222	19,873,862
4.42%, 11/15/35(a)	128,451	120,035,160
Intercontinental Exchange Inc. 3.75%, 12/01/25 (Call 09/01/25)(a)	18,745	19,544,829
3.75%, 09/21/28 (Call 06/21/28)	2,050	2,126,549
4.00%, 10/15/23(a)	7,923	8,293,066
4.25%, 09/21/48 (Call 03/21/48)	16,564	17,252,983
International Lease Finance Corp., 5.88%, 08/15/22(a)	4,274	4,604,111
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	6,536	6,876,941
Jefferies Group LLC/Jefferies Group Capital Finance Inc. 4.15%, 01/23/30(a)	5,581	5,166,367
4.85%, 01/15/27	10,197	10,233,619

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	$9,957	$9,929,906
3.38%, 04/01/24	10,569	10,898,365
ORIX Corp., 2.90%, 07/18/22	1,621	1,617,997
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)	24,172	23,145,872
4.25%, 08/15/24 (Call 05/15/24)	7,501	7,596,167
4.50%, 07/23/25 (Call 04/23/25)(a)	4,251	4,333,725
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	6,249	6,289,007
3.30%, 04/01/27 (Call 01/01/27)(a)	10,691	10,732,218
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)	9,964	9,834,444
2.75%, 09/15/27 (Call 06/15/27)(a)	4,148	4,074,119
2.80%, 12/14/22 (Call 10/14/22)(a)	19,994	20,126,930
3.15%, 12/14/25 (Call 09/14/25)	47,021	47,713,619
3.65%, 09/15/47 (Call 03/15/47)(a)	17,245	17,038,403
4.15%, 12/14/35 (Call 06/14/35)(a)	20,270	21,705,619
4.30%, 12/14/45 (Call 06/14/45)(a)	40,217	43,836,329

		914,611,297

Electric — 1.8%
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	5,552	5,294,252
4.45%, 01/15/49 (Call 07/15/48)(a)	16,594	17,591,859
4.50%, 02/01/45 (Call 08/01/44)(a)	11,950	12,649,515
5.15%, 11/15/43 (Call 05/15/43)(a)	11,710	13,453,195
6.13%, 04/01/36(a)	13,290	16,871,510
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	1,411	1,430,352
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	3,165	3,265,914
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)(a)	13,871	14,696,165
4.63%, 12/01/54 (Call 06/01/54)	12,290	13,018,936
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	17,704	18,399,388
Duke Energy Carolinas LLC, 5.30%, 02/15/40(a)	4,438	5,285,464
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)(a)	17,786	16,975,885
3.15%, 08/15/27 (Call 05/15/27)(a)	3,955	3,899,583
3.75%, 04/15/24 (Call 01/15/24)(a)	10,504	10,837,750
3.75%, 09/01/46 (Call 03/01/46)	26,209	24,265,286
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	7,335	9,790,371
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)(a)	13,073	12,908,249
4.75%, 06/15/46 (Call 12/15/45)	6,557	6,690,832
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,880	12,399,008
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)(a)	4,567	4,579,417
3.50%, 06/01/22 (Call 05/01/22)	4,728	4,782,865
3.95%, 06/15/25 (Call 03/15/25)(a)	9,708	10,087,776
4.45%, 04/15/46 (Call 10/15/45)(a)	13,021	13,487,661
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)(a)	7,710	8,181,201
6.25%, 10/01/39	15,590	17,848,752
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	19,296	19,535,869
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	10,969	11,409,607
Series C, 4.85%, 07/15/47 (Call 01/15/47)	7,245	7,706,049
Series C, 7.38%, 11/15/31	17,988	23,761,403

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)(a)	$3,809	$3,878,343
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	11,564	11,108,378
Georgia Power Co., 4.30%, 03/15/42(a)	13,507	13,508,620
MidAmerican Energy Co., 4.25%, 07/15/49 (Call 01/15/49)(a)	4,195	4,483,730
NextEra Energy Capital Holdings Inc. 3.15%, 04/01/24 (Call 03/01/24)	7,985	8,010,683
3.55%, 05/01/27 (Call 02/01/27)(a)	19,847	20,098,696
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	10,058	9,723,661
3.40%, 02/01/28 (Call 11/01/27)	7,157	6,965,565
3.80%, 02/01/38 (Call 08/01/37)	15,541	14,308,942
4.00%, 02/01/48 (Call 08/01/47)	15,829	14,577,964
6.00%, 10/15/39(a)	5,269	6,234,026
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)(a)	13,956	12,995,877
4.65%, 10/01/43 (Call 04/01/43)	9,573	9,629,441
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	12,710	12,030,537
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)(a)	15,374	15,333,954
3.25%, 07/01/26 (Call 04/01/26)	27,734	27,356,360
4.40%, 07/01/46 (Call 01/01/46)(a)	20,382	20,365,427
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	10,027	10,012,205
Series A, 3.50%, 03/15/27 (Call 12/15/26)	8,979	9,177,686

		570,904,209

Electronics — 0.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	9,107	8,886,217
Honeywell International Inc. 1.85%, 11/01/21 (Call 10/01/21)(a)	1,734	1,702,046
2.50%, 11/01/26 (Call 08/01/26)	16,084	15,616,426

		26,204,689

Environmental Control — 0.1%
Republic Services Inc. 3.55%, 06/01/22 (Call 03/01/22)(a)	10,703	10,914,303
3.95%, 05/15/28 (Call 02/15/28)(a)	11,029	11,529,726
Waste Management Inc. 3.15%, 11/15/27 (Call 08/15/27)(a)	20,450	20,298,746
4.10%, 03/01/45 (Call 09/01/44)(a)	4,852	4,907,895

		47,650,670

Food — 1.6%
Campbell Soup Co. 3.65%, 03/15/23 (Call 02/15/23)(a)	12,258	12,400,192
3.95%, 03/15/25 (Call 01/15/25)(a)	3,891	3,954,426
4.15%, 03/15/28 (Call 12/15/27)(a)	7,538	7,555,255
4.80%, 03/15/48 (Call 09/15/47)(a)	2,958	2,802,403
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)(a)	11,948	12,011,462
4.30%, 05/01/24 (Call 04/01/24)(a)	11,905	12,365,151
4.60%, 11/01/25 (Call 09/01/25)	7,053	7,448,394
4.85%, 11/01/28 (Call 08/01/28)(a)	12,969	13,769,749
5.30%, 11/01/38 (Call 05/01/38)	16,287	16,782,283
5.40%, 11/01/48 (Call 05/01/48)(a)	7,506	7,818,172
General Mills Inc. 3.20%, 02/10/27 (Call 11/10/26)(a)	9,742	9,513,611
3.70%, 10/17/23 (Call 09/17/23)(a)	9,604	9,841,101
4.00%, 04/17/25 (Call 02/17/25)(a)	5,918	6,153,880
4.20%, 04/17/28 (Call 01/17/28)	16,474	17,199,690

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The) 3.50%, 10/15/21	$3,371	$3,417,652
3.50%, 03/15/25(a)	7,267	7,303,375
Kellogg Co., 3.25%, 04/01/26(a)	5,842	5,764,490
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	15,782	14,888,715
3.50%, 06/06/22	22,627	22,896,802
3.50%, 07/15/22 (Call 05/15/22)	17,119	17,298,863
3.95%, 07/15/25 (Call 04/15/25)	26,327	26,587,216
4.00%, 06/15/23 (Call 05/15/23)(a)	21,058	21,631,081
4.38%, 06/01/46 (Call 12/01/45)	31,858	28,182,090
4.63%, 01/30/29 (Call 10/30/28)(a)	14,211	14,729,805
5.00%, 07/15/35 (Call 01/15/35)(a)	19,192	19,056,748
5.00%, 06/04/42	20,385	19,665,827
5.20%, 07/15/45 (Call 01/15/45)	18,150	17,932,757
6.50%, 02/09/40	4,825	5,362,975
6.88%, 01/26/39	12,395	14,301,244
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)(a)	8,039	7,461,808
4.45%, 02/01/47 (Call 08/01/46)(a)	12,491	11,461,929
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	5,588	5,548,740
3.40%, 08/15/27 (Call 05/15/27)	2,861	2,823,739
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)(a)	4,013	4,095,564
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)(a)	10,034	9,831,309
3.30%, 07/15/26 (Call 04/15/26)(a)	7,616	7,558,575
3.75%, 10/01/25 (Call 07/01/25)(a)	6,557	6,767,422
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)(a)	10,838	10,728,173
3.95%, 08/15/24 (Call 05/15/24)	11,349	11,716,506
4.00%, 03/01/26 (Call 01/01/26)(a)	13,580	14,004,380
4.35%, 03/01/29 (Call 12/01/28)(a)	16,108	16,795,518
4.50%, 06/15/22 (Call 03/15/22)	7,417	7,741,066
4.55%, 06/02/47 (Call 12/02/46)	8,933	8,552,778
5.10%, 09/28/48 (Call 03/28/48)(a)	16,245	16,896,936

		520,619,852

Forest Products & Paper — 0.2%
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)(a)	11,040	10,596,504
3.65%, 06/15/24 (Call 03/15/24)(a)	12,185	12,491,766
4.35%, 08/15/48 (Call 02/15/48)(a)	10,542	9,706,513
4.40%, 08/15/47 (Call 02/15/47)(a)	9,782	9,052,019
4.75%, 02/15/22 (Call 11/15/21)	4,057	4,241,675
4.80%, 06/15/44 (Call 12/15/43)(a)	9,485	9,342,439

		55,430,916

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	3,791	3,894,335
NiSource Inc. 3.49%, 05/15/27 (Call 02/15/27)(a)	16,351	16,298,404
3.95%, 03/30/48 (Call 09/30/47)	7,868	7,498,479
4.38%, 05/15/47 (Call 11/15/46)(a)	13,368	13,642,892
4.80%, 02/15/44 (Call 08/15/43)	8,807	9,312,083

		50,646,193

Security	Par (000)	Value

Health Care – Products — 1.7%
Abbott Laboratories 2.55%, 03/15/22(a)	$4,880	$4,862,966
2.90%, 11/30/21 (Call 10/30/21)(a)	6,310	6,334,472
2.95%, 03/15/25 (Call 12/15/24)(a)	14,198	14,165,501
3.40%, 11/30/23 (Call 09/30/23)	9,599	9,798,911
3.75%, 11/30/26 (Call 08/30/26)	8,785	9,137,570
4.75%, 11/30/36 (Call 05/30/36)(a)	32,840	36,610,991
4.90%, 11/30/46 (Call 05/30/46)(a)	27,687	31,657,410
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	24,274	24,201,083
3.36%, 06/06/24 (Call 04/06/24)	21,609	21,631,722
3.70%, 06/06/27 (Call 03/06/27)	28,667	28,529,975
3.73%, 12/15/24 (Call 09/15/24)(a)	16,645	16,886,073
4.67%, 06/06/47 (Call 12/06/46)(a)	11,495	11,825,340
4.69%, 12/15/44 (Call 06/15/44)(a)	6,281	6,428,166
Boston Scientific Corp. 3.45%, 03/01/24 (Call 02/01/24)	5,680	5,779,963
3.75%, 03/01/26 (Call 01/01/26)(a)	12,864	13,121,306
3.85%, 05/15/25	18,925	19,536,268
4.00%, 03/01/28 (Call 12/01/27)	8,414	8,648,941
4.00%, 03/01/29 (Call 12/01/28)(a)	12,585	12,945,957
4.55%, 03/01/39 (Call 09/01/38)	11,330	11,766,617
4.70%, 03/01/49 (Call 09/01/48)(a)	12,834	13,469,840
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	11,119	11,253,091
Medtronic Inc. 3.50%, 03/15/25	47,557	48,958,424
3.63%, 03/15/24 (Call 12/15/23)(a)	5,696	5,905,978
4.38%, 03/15/35(a)	23,051	24,771,019
4.63%, 03/15/45(a)	39,360	44,057,931
Stryker Corp. 3.38%, 11/01/25 (Call 08/01/25)(a)	3,732	3,791,413
3.50%, 03/15/26 (Call 12/15/25)(a)	10,987	11,135,442
4.63%, 03/15/46 (Call 09/15/45)	10,366	11,106,312
Thermo Fisher Scientific Inc. 2.95%, 09/19/26 (Call 06/19/26)	23,352	22,669,339
3.00%, 04/15/23 (Call 02/15/23)(a)	3,665	3,677,566
3.15%, 01/15/23 (Call 10/15/22)	6,119	6,160,479
3.20%, 08/15/27 (Call 05/15/27)(a)	4,720	4,616,342
3.30%, 02/15/22(a)	4,255	4,308,981
4.10%, 08/15/47 (Call 02/15/47)(a)	5,883	5,797,479
4.15%, 02/01/24 (Call 11/01/23)(a)	17,097	17,913,548
Zimmer Biomet Holdings Inc. 3.15%, 04/01/22 (Call 02/01/22)(a)	2,898	2,907,962
3.55%, 04/01/25 (Call 01/01/25)	17,088	17,016,596

		553,386,974

Health Care – Services — 2.1%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	10,372	10,232,759
2.80%, 06/15/23 (Call 04/15/23)(a)	22,879	22,451,343
3.50%, 11/15/24 (Call 08/15/24)(a)	20,885	20,931,058
3.88%, 08/15/47 (Call 02/15/47)(a)	7,325	6,213,317
6.63%, 06/15/36(a)	10,968	12,939,737
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)(a)	12,406	12,379,970
3.13%, 05/15/22(a)	8,316	8,359,504
3.30%, 01/15/23(a)	15,170	15,285,089
3.35%, 12/01/24 (Call 10/01/24)(a)	12,291	12,361,404
3.50%, 08/15/24 (Call 05/15/24)(a)	10,365	10,495,913
3.65%, 12/01/27 (Call 09/01/27)	20,276	20,092,449

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
4.10%, 03/01/28 (Call 12/01/27)(a)	$13,248	$13,554,730
4.38%, 12/01/47 (Call 06/01/47)(a)	15,819	15,364,338
4.55%, 03/01/48 (Call 09/01/47)(a)	9,216	9,180,018
4.63%, 05/15/42(a)	11,207	11,290,202
4.65%, 01/15/43	10,661	10,766,169
4.65%, 08/15/44 (Call 02/15/44)(a)	10,668	10,764,387
Cigna Holding Co. 3.25%, 04/15/25 (Call 01/15/25)(a)	17,023	16,874,493
3.88%, 10/15/47 (Call 04/15/47)	7,405	6,456,635
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(a)	17,345	17,803,921
4.75%, 05/01/23	17,896	18,701,545
5.00%, 03/15/24(a)	20,910	22,136,731
5.25%, 04/15/25	21,106	22,614,942
5.25%, 06/15/26 (Call 12/15/25)	19,143	20,462,831
5.50%, 06/15/47 (Call 12/15/46)	19,296	20,462,252
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	10,242	10,655,092
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	12,974	13,606,341
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	12,830	12,850,797
4.70%, 02/01/45 (Call 08/01/44)	3,038	2,965,236
UnitedHealth Group Inc. 2.38%, 10/15/22(a)	10,453	10,318,834
2.88%, 03/15/22 (Call 12/15/21)	7,037	7,056,652
2.88%, 03/15/23	5,149	5,161,028
2.95%, 10/15/27(a)	15,701	15,315,644
3.10%, 03/15/26(a)	14,452	14,361,376
3.35%, 07/15/22	10,549	10,745,368
3.45%, 01/15/27(a)	8,858	8,978,269
3.50%, 06/15/23(a)	7,152	7,336,956
3.50%, 02/15/24	13,633	14,018,881
3.75%, 07/15/25	19,708	20,513,691
3.75%, 10/15/47 (Call 04/15/47)(a)	11,490	10,899,722
3.85%, 06/15/28	18,974	19,737,096
3.88%, 12/15/28(a)	260	271,179
4.20%, 01/15/47 (Call 07/15/46)	15,509	15,764,270
4.25%, 03/15/43 (Call 09/15/42)(a)	12,629	12,918,952
4.25%, 06/15/48 (Call 12/15/47)	18,525	19,052,160
4.45%, 12/15/48 (Call 06/15/48)	3,547	3,758,725
4.63%, 07/15/35(a)	11,758	12,805,055
4.75%, 07/15/45	18,872	20,747,416
5.80%, 03/15/36	10,856	13,237,890
6.88%, 02/15/38	14,282	19,562,314

		670,814,681

Housewares — 0.2%
Newell Brands Inc. 3.85%, 04/01/23 (Call 02/01/23)	23,953	23,791,631
4.20%, 04/01/26 (Call 01/01/26)	31,407	29,837,542

		53,629,173

Insurance — 2.1%
Aflac Inc., 3.63%, 11/15/24(a)	8,815	9,123,034
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)(a)	17,797	17,986,979
3.88%, 01/15/35 (Call 07/15/34)(a)	14,057	13,059,563
3.90%, 04/01/26 (Call 01/01/26)(a)	3,415	3,448,479
4.13%, 02/15/24(a)	17,327	18,083,750
4.20%, 04/01/28 (Call 01/01/28)(a)	5,599	5,715,601
4.38%, 01/15/55 (Call 07/15/54)(a)	8,002	7,342,479

Security	Par (000)	Value

Insurance (continued)
4.50%, 07/16/44 (Call 01/16/44)	$24,666	$24,088,140
4.75%, 04/01/48 (Call 10/01/47)(a)	8,895	8,991,787
4.80%, 07/10/45 (Call 01/10/45)(a)	16,949	17,246,577
4.88%, 06/01/22	2,416	2,549,132
6.25%, 05/01/36(a)	9,237	10,707,636
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	15,140	15,652,483
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	8,759	8,497,158
AXA Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	12,864	13,205,256
4.35%, 04/20/28 (Call 01/20/28)	17,588	17,997,127
5.00%, 04/20/48 (Call 10/20/47)(a)	16,868	16,719,169
Berkshire Hathaway Finance Corp. 3.00%, 05/15/22(a)	4,875	4,944,343
4.20%, 08/15/48 (Call 02/15/48)	35,780	37,085,072
4.25%, 01/15/49 (Call 07/15/48)	18,623	19,415,871
5.75%, 01/15/40(a)	3,296	4,094,809
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	23,676	23,718,709
3.13%, 03/15/26 (Call 12/15/25)	29,695	29,839,621
4.50%, 02/11/43(a)	12,801	13,940,407
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)	15,963	14,734,682
4.70%, 06/22/47 (Call 12/22/46)(a)	11,920	9,768,312
Chubb Corp. (The), 6.00%, 05/11/37(a)	11,839	15,091,148
Chubb INA Holdings Inc. 2.88%, 11/03/22 (Call 09/03/22)(a)	8,576	8,638,204
3.15%, 03/15/25	11,537	11,686,629
3.35%, 05/03/26 (Call 02/03/26)(a)	10,494	10,686,614
4.35%, 11/03/45 (Call 05/03/45)(a)	17,028	18,510,522
Manulife Financial Corp. 4.15%, 03/04/26	7,048	7,422,586
5.38%, 03/04/46(a)	7,279	8,572,047
Marsh & McLennan Companies Inc. 3.88%, 03/15/24 (Call 02/15/24)	10,100	10,506,326
4.38%, 03/15/29 (Call 12/15/28)(a)	18,070	19,296,695
4.90%, 03/15/49 (Call 09/15/48)	11,560	12,722,978
MetLife Inc. 3.60%, 04/10/24(a)	12,875	13,353,239
4.05%, 03/01/45(a)	10,727	10,781,007
4.13%, 08/13/42	9,713	9,849,411
4.60%, 05/13/46 (Call 11/13/45)(a)	5,909	6,432,186
4.88%, 11/13/43	11,492	12,897,646
5.70%, 06/15/35(a)	11,315	13,868,727
5.88%, 02/06/41	7,777	9,723,200
6.38%, 06/15/34(a)	9,058	11,729,506
Series D, 4.37%, 09/15/23(a)	11,581	12,327,988
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	13,092	13,505,483
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)(a)	10,614	10,331,299
3.94%, 12/07/49 (Call 06/07/49)	2,688	2,625,486
4.35%, 02/25/50 (Call 08/25/49)	9,315	9,769,279
4.60%, 05/15/44	11,352	12,193,842
5.70%, 12/14/36(a)	7,744	9,242,714
Travelers Companies Inc. (The) 5.35%, 11/01/40(a)	9,161	11,114,375
6.25%, 06/15/37(a)	11,130	14,581,303

		675,416,616

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.2%
Alphabet Inc. 2.00%, 08/15/26 (Call 05/15/26)(a)	$14,000	$13,209,951
3.38%, 02/25/24(a)	17,852	18,499,081
Amazon.com Inc. 2.40%, 02/22/23 (Call 01/22/23)	4,609	4,567,332
2.50%, 11/29/22 (Call 08/29/22)(a)	21,517	21,463,971
2.80%, 08/22/24 (Call 06/22/24)	31,836	31,830,142
3.15%, 08/22/27 (Call 05/22/27)	36,322	36,555,136
3.30%, 12/05/21 (Call 10/05/21)(a)	2,973	3,038,630
3.80%, 12/05/24 (Call 09/05/24)(a)	9,346	9,824,213
3.88%, 08/22/37 (Call 02/22/37)(a)	32,743	33,728,610
4.05%, 08/22/47 (Call 02/22/47)(a)	43,448	45,162,132
4.25%, 08/22/57 (Call 02/22/57)(a)	13,710	14,449,269
4.80%, 12/05/34 (Call 06/05/34)(a)	22,750	26,220,258
4.95%, 12/05/44 (Call 06/05/44)	15,358	18,086,960
5.20%, 12/03/25 (Call 09/03/25)	10,085	11,450,856
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	16,385	16,730,496
eBay Inc. 2.60%, 07/15/22 (Call 04/15/22)	12,726	12,600,116
2.75%, 01/30/23 (Call 12/30/22)(a)	7,481	7,409,108
3.45%, 08/01/24 (Call 05/01/24)(a)	7,719	7,798,158
3.60%, 06/05/27 (Call 03/05/27)(a)	13,086	12,921,901
3.80%, 03/09/22 (Call 02/09/22)	6,845	6,998,711
4.00%, 07/15/42 (Call 01/15/42)	5,978	5,229,594
Expedia Group Inc. 3.80%, 02/15/28 (Call 11/15/27)	19,757	19,348,724
5.00%, 02/15/26 (Call 11/15/25)	2,822	3,007,344

		380,130,693

Iron &Steel — 0.0%
ArcelorMittal, 4.55%, 03/11/26(a)	5,666	5,866,667

Machinery — 0.4%
ABB Finance USA Inc. 2.88%, 05/08/22	17,057	17,144,735
3.80%, 04/03/28 (Call 01/03/28)	4,940	5,158,949
4.38%, 05/08/42(a)	5,485	5,886,868
Caterpillar Inc. 3.40%, 05/15/24 (Call 02/15/24)(a)	8,511	8,743,427
3.80%, 08/15/42(a)	18,500	18,751,913
5.20%, 05/27/41	9,204	11,004,538
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)(a)	7,354	7,359,104
3.90%, 06/09/42 (Call 12/09/41)(a)	12,344	12,753,226
John Deere Capital Corp., 2.80%, 03/06/23(a)	17,227	17,251,287
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	530	545,645
Wabtec Corp. 4.40%, 03/15/24 (Call 02/15/24)	2,904	2,978,668
4.95%, 09/15/28 (Call 06/15/28)	15,301	15,764,632

		123,342,992

Manufacturing — 0.9%
3M Co. 2.88%, 10/15/27 (Call 07/15/27)(a)	5,805	5,724,803
3.38%, 03/01/29 (Call 12/01/28)	1,275	1,301,396
3.63%, 09/14/28 (Call 06/14/28)(a)	6,875	7,166,242
4.00%, 09/14/48 (Call 03/14/48)(a)	15,133	15,459,139
Eaton Corp. 2.75%, 11/02/22	17,699	17,607,259
4.15%, 11/02/42(a)	4,352	4,341,119

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co. 2.70%, 10/09/22	$34,527	$34,121,287
3.10%, 01/09/23	7,440	7,421,488
3.15%, 09/07/22(a)	12,820	12,827,278
3.38%, 03/11/24(a)	6,526	6,550,436
4.13%, 10/09/42	19,235	16,862,413
4.50%, 03/11/44	25,854	23,886,400
5.88%, 01/14/38	38,490	41,549,651
6.15%, 08/07/37	12,403	13,634,171
6.88%, 01/10/39(a)	21,854	25,929,725
Series A, 6.75%, 03/15/32(a)	31,527	36,812,870
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)(a)	3,206	3,148,898
3.90%, 09/01/42 (Call 03/01/42)(a)	16,020	16,444,376
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	13,035	13,150,551

		303,939,502

Media — 5.1%
CBS Corp. 4.00%, 01/15/26 (Call 10/15/25)	3,954	4,027,500
7.88%, 07/30/30(a)	6,029	7,907,460
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/28 (Call 11/15/27)	15,857	15,384,336
4.20%, 03/15/28 (Call 12/15/27)(a)	12,756	12,745,330
4.46%, 07/23/22 (Call 05/23/22)	30,255	31,371,981
4.50%, 02/01/24 (Call 01/01/24)(a)	11,465	11,934,919
4.91%, 07/23/25 (Call 04/23/25)	53,535	56,749,953
5.05%, 03/30/29 (Call 12/30/28)(a)	18,220	19,291,890
5.38%, 04/01/38 (Call 10/01/37)(a)	7,583	7,764,764
5.38%, 05/01/47 (Call 11/01/46)	34,656	34,718,589
5.75%, 04/01/48 (Call 10/01/47)(a)	26,690	28,135,413
6.38%, 10/23/35 (Call 04/23/35)(a)	16,133	18,214,212
6.48%, 10/23/45 (Call 04/23/45)(a)	41,431	46,919,986
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	12,638	15,477,275
Comcast Corp. 2.35%, 01/15/27 (Call 10/15/26)	16,185	15,141,522
2.75%, 03/01/23 (Call 02/01/23)	11,107	11,092,824
2.85%, 01/15/23(a)	8,088	8,114,138
3.00%, 02/01/24 (Call 01/01/24)(a)	18,861	18,946,625
3.13%, 07/15/22(a)	10,273	10,398,209
3.15%, 03/01/26 (Call 12/01/25)(a)	21,182	21,122,055
3.15%, 02/15/28 (Call 11/15/27)(a)	7,152	7,022,364
3.20%, 07/15/36 (Call 01/15/36)(a)	18,531	16,831,965
3.30%, 02/01/27 (Call 11/01/26)	10,216	10,196,354
3.38%, 02/15/25 (Call 11/15/24)	13,188	13,397,294
3.38%, 08/15/25 (Call 05/15/25)(a)	19,706	20,013,065
3.40%, 07/15/46 (Call 01/15/46)(a)	21,509	19,048,478
3.55%, 05/01/28 (Call 02/01/28)(a)	10,946	11,088,571
3.60%, 03/01/24(a)	17,039	17,526,305
3.70%, 04/15/24 (Call 03/15/24)	27,612	28,513,733
3.90%, 03/01/38 (Call 09/01/37)(a)	13,652	13,480,796
3.95%, 10/15/25 (Call 08/15/25)	33,817	35,424,565
3.97%, 11/01/47 (Call 05/01/47)	14,865	14,427,770
4.00%, 08/15/47 (Call 02/15/47)	11,425	11,155,744
4.00%, 03/01/48 (Call 09/01/47)(a)	10,140	9,890,791
4.00%, 11/01/49 (Call 05/01/49)(a)	21,748	21,162,350
4.05%, 11/01/52 (Call 05/01/52)(a)	15,713	15,268,324
4.15%, 10/15/28 (Call 07/15/28)	42,455	44,896,337

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.20%, 08/15/34 (Call 02/15/34)	$14,084	$14,712,696
4.25%, 10/15/30 (Call 07/15/30)	19,066	20,252,580
4.25%, 01/15/33(a)	20,951	22,206,074
4.40%, 08/15/35 (Call 02/15/35)(a)	12,273	12,898,091
4.60%, 10/15/38 (Call 04/15/38)	29,940	32,173,790
4.60%, 08/15/45 (Call 02/15/45)	21,246	22,576,837
4.65%, 07/15/42(a)	14,105	15,063,247
4.70%, 10/15/48 (Call 04/15/48)	46,620	50,594,616
4.75%, 03/01/44(a)	17,271	18,713,638
4.95%, 10/15/58 (Call 04/15/58)	32,229	35,909,204
5.65%, 06/15/35(a)	4,681	5,523,258
6.45%, 03/15/37(a)	5,290	6,716,402
6.50%, 11/15/35(a)	11,555	14,701,982
6.95%, 08/15/37(a)	12,947	17,266,682
7.05%, 03/15/33	9,244	12,407,799
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	13,238	13,143,900
3.95%, 03/20/28 (Call 12/20/27)(a)	22,668	22,302,234
4.88%, 04/01/43(a)	14,052	13,295,193
5.00%, 09/20/37 (Call 03/20/37)(a)	20,975	20,879,289
5.20%, 09/20/47 (Call 03/20/47)(a)	15,715	15,633,887
6.35%, 06/01/40	3,691	4,136,989
Fox Corp. 4.03%, 01/25/24 (Call 12/25/23)(b)	16,826	17,484,671
4.71%, 01/25/29 (Call 10/25/28)(a)(b)	23,493	25,253,718
5.48%, 01/25/39 (Call 07/25/38)(a)(b)	16,115	17,951,917
5.58%, 01/25/49 (Call 07/25/48)(a)(b)	16,340	18,534,122
NBCUniversal Media LLC 2.88%, 01/15/23	13,271	13,314,087
4.45%, 01/15/43	19,374	20,072,712
5.95%, 04/01/41(a)	4,230	5,215,630
Time Warner Cable LLC 4.00%, 09/01/21 (Call 06/01/21)	3,433	3,493,787
4.50%, 09/15/42 (Call 03/15/42)	12,772	11,319,751
5.50%, 09/01/41 (Call 03/01/41)	11,742	11,624,639
5.88%, 11/15/40 (Call 05/15/40)(a)	11,767	12,182,327
6.55%, 05/01/37(a)	9,535	10,621,945
6.75%, 06/15/39	17,756	19,854,670
7.30%, 07/01/38	20,638	24,052,811
Time Warner Entertainment Co. LP 8.38%, 03/15/23	10,281	12,038,381
8.38%, 07/15/33	14,744	19,345,499
TWDC Enterprises 18 Corp. 1.85%, 07/30/26(a)	15,838	14,673,186
2.35%, 12/01/22(a)	14,065	13,958,226
2.95%, 06/15/27(a)	11,176	11,101,606
3.00%, 02/13/26	14,508	14,527,930
3.15%, 09/17/25(a)	12,068	12,259,706
4.13%, 06/01/44(a)	10,912	11,484,844
Viacom Inc. 4.25%, 09/01/23 (Call 06/01/23)	9,690	10,081,300
4.38%, 03/15/43	17,621	16,013,026
5.85%, 09/01/43 (Call 03/01/43)(a)	8,721	9,496,419
6.88%, 04/30/36	10,068	11,883,366
Walt Disney Co. (The) 3.00%, 09/15/22(b)	14,191	14,335,324
6.15%, 03/01/37(b)	14,973	19,363,319
6.15%, 02/15/41(b)	16,678	21,943,396
6.20%, 12/15/34(b)	7,449	9,669,024

Security	Par (000)	Value

Media (continued)
6.40%, 12/15/35	$12,339	$16,230,001
6.65%, 11/15/37(b)	13,258	18,165,112
Warner Media LLC 2.95%, 07/15/26 (Call 04/15/26)	17,296	16,578,150
3.55%, 06/01/24 (Call 03/01/24)	8,729	8,887,076
3.60%, 07/15/25 (Call 04/15/25)	16,992	17,181,012
3.80%, 02/15/27 (Call 11/15/26)(a)	18,661	18,766,046
4.85%, 07/15/45 (Call 01/15/45)(a)	5,459	5,571,237

		1,630,442,148

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	19,509	19,374,741
3.25%, 06/15/25 (Call 03/15/25)	16,501	16,843,851

		36,218,592

Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42	9,960	10,754,586
Barrick North America Finance LLC 5.70%, 05/30/41(a)	10,153	11,486,904
5.75%, 05/01/43(a)	4,100	4,712,822
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	12,200	14,064,625
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42(a)	10,643	11,071,223
5.00%, 09/30/43(a)	31,181	36,356,045
Newmont Goldcorp Corp., 3.50%, 03/15/22 (Call 12/15/21)	6,862	6,945,996
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)(a)	11,024	11,412,853
6.25%, 10/01/39(a)	8,213	9,923,392
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,864	8,778,543
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)(a)	8,552	8,966,889
5.20%, 11/02/40	18,886	22,215,430
7.13%, 07/15/28(a)	8,961	11,570,643
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,686	12,111,755
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)(a)	3,380	3,649,420

		184,021,126

Oil & Gas — 5.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	7,713	10,177,050
Anadarko Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)(a)	16,314	18,348,710
6.20%, 03/15/40	6,729	8,372,701
6.45%, 09/15/36(a)	22,483	28,285,363
6.60%, 03/15/46 (Call 09/15/45)	11,733	15,771,222
Apache Corp. 3.25%, 04/15/22 (Call 01/15/22)	10,066	10,125,369
4.25%, 01/15/44 (Call 07/15/43)(a)	13,909	12,583,520
4.75%, 04/15/43 (Call 10/15/42)(a)	15,379	14,807,129
5.10%, 09/01/40 (Call 03/01/40)	18,267	18,237,670
6.00%, 01/15/37(a)	4,231	4,668,748
BP Capital Markets America Inc. 2.75%, 05/10/23(a)	18,583	18,501,441
3.02%, 01/16/27 (Call 10/16/26)	8,063	7,902,916
3.12%, 05/04/26 (Call 02/04/26)(a)	10,783	10,865,503
3.22%, 11/28/23 (Call 09/28/23)	9,894	9,994,388
3.22%, 04/14/24 (Call 02/14/24)	9,241	9,323,799
3.25%, 05/06/22	6,011	6,101,454
3.79%, 02/06/24 (Call 01/06/24)(a)	10,375	10,736,397

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 09/21/25 (Call 07/21/25)(a)	$10,325	$10,737,564
4.23%, 11/06/28 (Call 08/06/28)	21,049	22,483,296
BP Capital Markets PLC 2.50%, 11/06/22(a)	9,168	9,085,138
3.06%, 03/17/22	11,247	11,354,697
3.28%, 09/19/27 (Call 06/19/27)(a)	15,624	15,585,474
3.51%, 03/17/25(a)	8,608	8,799,492
3.54%, 11/04/24	14,788	15,153,404
3.72%, 11/28/28 (Call 08/28/28)(a)	7,840	8,065,548
3.81%, 02/10/24	15,793	16,406,173
3.99%, 09/26/23	12,852	13,435,139
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	5,865	5,817,650
3.85%, 06/01/27 (Call 03/01/27)(a)	15,263	15,406,182
4.95%, 06/01/47 (Call 12/01/46)(a)	10,182	11,094,485
6.25%, 03/15/38(a)	12,609	15,165,112
Cenovus Energy Inc. 4.25%, 04/15/27 (Call 01/15/27)(a)	3,742	3,762,889
4.45%, 09/15/42 (Call 03/15/42)	7,574	6,994,349
5.40%, 06/15/47 (Call 12/15/46)(a)	19,431	20,296,746
6.75%, 11/15/39	16,006	18,341,896
Chevron Corp. 2.36%, 12/05/22 (Call 09/05/22)	19,170	18,991,566
2.57%, 05/16/23 (Call 03/16/23)(a)	14,650	14,591,059
2.90%, 03/03/24 (Call 01/03/24)(a)	10,325	10,370,794
2.95%, 05/16/26 (Call 02/16/26)(a)	30,544	30,552,180
3.19%, 06/24/23 (Call 03/24/23)	25,721	26,207,935
3.33%, 11/17/25 (Call 08/17/25)	11,288	11,585,178
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	10,150	10,225,276
Concho Resources Inc. 3.75%, 10/01/27 (Call 07/01/27)	13,378	13,407,226
4.30%, 08/15/28 (Call 05/15/28)(a)	8,765	9,140,811
4.88%, 10/01/47 (Call 04/01/47)(a)	9,756	10,323,135
ConocoPhillips, 6.50%, 02/01/39(a)	25,163	33,750,634
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	15,263	16,135,175
4.95%, 03/15/26 (Call 12/15/25)(a)	18,646	20,652,733
ConocoPhillips Holding Co., 6.95%, 04/15/29	14,091	18,179,802
Continental Resources Inc./OK 4.38%, 01/15/28 (Call 10/15/27)(a)	11,320	11,626,020
4.50%, 04/15/23 (Call 01/15/23)	9,825	10,150,934
Devon Energy Corp. 3.25%, 05/15/22 (Call 02/15/22)	11,394	11,469,025
4.75%, 05/15/42 (Call 11/15/41)(a)	17,849	17,968,353
5.00%, 06/15/45 (Call 12/15/44)	6,154	6,420,750
5.60%, 07/15/41 (Call 01/15/41)	9,464	10,489,984
Encana Corp., 6.50%, 08/15/34	11,251	13,546,205
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)(a)	13,679	13,595,729
4.15%, 01/15/26 (Call 10/15/25)(a)	9,686	10,241,594
EQT Corp. 3.00%, 10/01/22 (Call 09/01/22)	8,347	8,199,187
3.90%, 10/01/27 (Call 07/01/27)(a)	9,732	9,169,515
4.88%, 11/15/21(a)	5,778	5,999,901
Equinor ASA 2.45%, 01/17/23(a)	13,312	13,188,538
2.65%, 01/15/24(a)	16,116	16,049,215
3.70%, 03/01/24	15,105	15,712,297
3.95%, 05/15/43	8,086	8,228,521

Security	Par (000)	Value

Oil & Gas (continued)
4.80%, 11/08/43	$5,102	$5,841,158
5.10%, 08/17/40	8,637	10,170,272
Exxon Mobil Corp. 2.40%, 03/06/22 (Call 01/06/22)(a)	6,450	6,427,197
2.71%, 03/06/25 (Call 12/06/24)	18,429	18,360,275
2.73%, 03/01/23 (Call 01/01/23)	17,506	17,572,726
3.04%, 03/01/26 (Call 12/01/25)(a)	28,394	28,536,842
3.18%, 03/15/24 (Call 12/15/23)(a)	8,397	8,590,533
3.57%, 03/06/45 (Call 09/06/44)(a)	7,487	7,324,927
4.11%, 03/01/46 (Call 09/01/45)(a)	30,619	32,589,048
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	8,661	8,731,147
5.60%, 02/15/41	9,942	10,423,450
6.00%, 01/15/40	7,460	8,094,339
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	3,134	3,103,271
3.85%, 06/01/25 (Call 03/01/25)	6,577	6,673,763
4.40%, 07/15/27 (Call 04/15/27)(a)	16,862	17,425,680
6.60%, 10/01/37	13,607	16,483,695
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	9,587	9,666,799
4.75%, 09/15/44 (Call 03/15/44)	5,542	5,564,968
5.13%, 12/15/26 (Call 09/15/26)(b)	237	256,123
6.50%, 03/01/41 (Call 09/01/40)(a)	10,254	12,462,120
Noble Energy Inc. 4.15%, 12/15/21 (Call 09/15/21)(a)	1,633	1,675,760
5.05%, 11/15/44 (Call 05/15/44)	9,882	10,203,598
5.25%, 11/15/43 (Call 05/15/43)(a)	7,136	7,491,047
6.00%, 03/01/41 (Call 09/01/40)	10,905	12,280,517
Occidental Petroleum Corp. 2.70%, 02/15/23 (Call 11/15/22)	11,862	11,660,115
3.00%, 02/15/27 (Call 11/15/26)	5,651	5,479,831
3.13%, 02/15/22 (Call 11/15/21)	2,995	3,008,939
3.40%, 04/15/26 (Call 01/15/26)(a)	12,415	12,380,670
3.50%, 06/15/25 (Call 03/15/25)(a)	6,395	6,501,110
4.10%, 02/15/47 (Call 08/15/46)	13,978	13,359,232
4.20%, 03/15/48 (Call 09/15/47)(a)	4,126	4,006,516
4.40%, 04/15/46 (Call 10/15/45)(a)	7,373	7,420,765
4.63%, 06/15/45 (Call 12/15/44)	14,874	15,325,960
Petro-Canada, 6.80%, 05/15/38(a)	12,540	16,385,526
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)(a)	5,544	5,697,530
4.30%, 04/01/22	13,749	14,322,593
4.65%, 11/15/34 (Call 05/15/34)	21,742	23,340,433
4.88%, 11/15/44 (Call 05/15/44)(a)	22,337	23,960,786
5.88%, 05/01/42(a)	18,927	22,658,390
Shell International Finance BV 2.25%, 01/06/23	9,620	9,474,112
2.38%, 08/21/22(a)	15,295	15,182,920
2.50%, 09/12/26	13,075	12,608,243
2.88%, 05/10/26(a)	25,155	24,938,571
3.25%, 05/11/25(a)	32,667	33,293,716
3.40%, 08/12/23(a)	6,031	6,188,706
3.50%, 11/13/23 (Call 10/13/23)	11,295	11,641,487
3.75%, 09/12/46(a)	13,805	13,678,124
3.88%, 11/13/28 (Call 08/13/28)(a)	22,020	23,234,181
4.00%, 05/10/46	29,972	30,811,794
4.13%, 05/11/35(a)	9,013	9,572,073
4.38%, 05/11/45(a)	38,054	41,096,535
4.55%, 08/12/43(a)	24,967	27,517,716

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.50%, 03/25/40(a)	$15,756	$19,330,483
6.38%, 12/15/38(a)	25,059	33,372,476
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	3,304	3,378,580
4.00%, 11/15/47 (Call 05/15/47)	11,440	11,153,743
6.50%, 06/15/38	14,640	18,670,083
6.85%, 06/01/39(a)	6,502	8,540,975
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	2,032	2,030,158
Total Capital International SA 2.70%, 01/25/23(a)	14,887	14,882,824
2.88%, 02/17/22(a)	3,480	3,501,846
3.46%, 02/19/29 (Call 11/19/28)(a)	16,540	16,899,050
3.70%, 01/15/24(a)	8,797	9,129,874
3.75%, 04/10/24(a)	10,050	10,459,296
Total Capital SA, 3.88%, 10/11/28	19,415	20,510,627
Valero Energy Corp. 3.40%, 09/15/26 (Call 06/15/26)	14,181	13,957,899
4.00%, 04/01/29 (Call 01/01/29)	10,095	10,217,038
4.35%, 06/01/28 (Call 03/01/28)	15,000	15,592,463
6.63%, 06/15/37	18,414	22,592,402
7.50%, 04/15/32(a)	5,625	7,294,106

		1,821,167,638

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	3,083	3,263,829
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 2.77%, 12/15/22 (Call 11/15/22)(a)	4,653	4,632,148
3.34%, 12/15/27 (Call 09/15/27)(a)	15,982	15,643,289
4.08%, 12/15/47 (Call 06/15/47)	19,925	18,566,121
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)(a)	14,729	14,987,872
3.80%, 11/15/25 (Call 08/15/25)(a)	21,568	22,054,214
4.75%, 08/01/43 (Call 02/01/43)(a)	13,451	13,852,132
4.85%, 11/15/35 (Call 05/15/35)	8,216	8,629,641
5.00%, 11/15/45 (Call 05/15/45)	24,343	26,010,707
6.70%, 09/15/38(a)	10,933	13,705,600
7.45%, 09/15/39(a)	10,926	14,607,331
National Oilwell Varco Inc. 2.60%, 12/01/22 (Call 09/01/22)(a)	6,457	6,329,343
3.95%, 12/01/42 (Call 06/01/42)	13,316	11,195,928
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	8,131	8,407,200

		181,885,355

Packaging & Containers — 0.0%
WRKCo Inc. 4.65%, 03/15/26 (Call 01/15/26)	5,030	5,341,021
4.90%, 03/15/29 (Call 12/15/28)(a)	9,825	10,537,171

		15,878,192

Pharmaceuticals — 8.0%
AbbVie Inc. 2.85%, 05/14/23 (Call 03/14/23)	15,765	15,601,142
2.90%, 11/06/22(a)	32,530	32,439,492
3.20%, 11/06/22 (Call 09/06/22)(a)	9,960	10,048,503
3.20%, 05/14/26 (Call 02/14/26)(a)	22,316	21,696,352
3.60%, 05/14/25 (Call 02/14/25)(a)	29,277	29,417,424
3.75%, 11/14/23 (Call 10/14/23)(a)	14,396	14,739,900
4.25%, 11/14/28 (Call 08/14/28)(a)	20,076	20,553,568
4.30%, 05/14/36 (Call 11/14/35)(a)	15,627	14,992,652
4.40%, 11/06/42(a)	28,168	26,145,895

Security	Par (000)	Value

Pharmaceuticals (continued)
4.45%, 05/14/46 (Call 11/14/45)(a)	$26,588	$24,638,943
4.50%, 05/14/35 (Call 11/14/34)(a)	30,111	29,644,087
4.70%, 05/14/45 (Call 11/14/44)	27,003	25,970,430
4.88%, 11/14/48 (Call 05/14/48)(a)	19,450	19,193,894
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	22,186	22,119,619
Allergan Funding SCS 3.45%, 03/15/22 (Call 01/15/22)(a)	12,193	12,242,566
3.80%, 03/15/25 (Call 12/15/24)(a)	43,981	44,418,615
3.85%, 06/15/24 (Call 03/15/24)(a)	10,815	10,992,094
4.55%, 03/15/35 (Call 09/15/34)(a)	25,349	24,915,398
4.75%, 03/15/45 (Call 09/15/44)	11,891	11,614,161
4.85%, 06/15/44 (Call 12/15/43)	3,921	3,846,276
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)(a)	14,404	14,214,851
3.13%, 06/12/27 (Call 03/12/27)	8,723	8,544,070
3.38%, 11/16/25	27,098	27,451,157
3.50%, 08/17/23 (Call 07/17/23)(a)	11,125	11,395,566
4.00%, 01/17/29 (Call 10/17/28)(a)	13,924	14,537,969
4.00%, 09/18/42	16,225	15,827,827
4.38%, 11/16/45(a)	13,056	13,416,519
4.38%, 08/17/48 (Call 02/17/48)(a)	3,377	3,480,522
6.45%, 09/15/37(a)	32,252	40,813,913
Bristol-Myers Squibb Co. 2.00%, 08/01/22	9,595	9,379,272
3.25%, 02/27/27(a)	11,037	10,962,667
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)(a)	9,890	9,721,973
3.08%, 06/15/24 (Call 04/15/24)	6,592	6,459,029
3.41%, 06/15/27 (Call 03/15/27)(a)	15,452	14,657,015
Cigna Corp. 3.75%, 07/15/23 (Call 06/15/23)(b)	31,108	31,661,134
4.13%, 11/15/25 (Call 09/15/25)(a)(b)	17,216	17,782,582
4.38%, 10/15/28 (Call 07/15/28)(a)(b)	38,739	39,948,885
4.80%, 08/15/38 (Call 02/15/38)(a)(b)	32,813	33,078,585
4.90%, 12/15/48 (Call 06/15/48)(b)	22,455	22,627,389
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)(a)	12,501	12,292,138
2.88%, 06/01/26 (Call 03/01/26)(a)	19,342	18,262,747
3.50%, 07/20/22 (Call 05/20/22)	12,715	12,862,031
3.70%, 03/09/23 (Call 02/09/23)	74,503	75,510,817
3.88%, 07/20/25 (Call 04/20/25)	38,912	39,152,908
4.00%, 12/05/23 (Call 09/05/23)	17,444	17,831,660
4.10%, 03/25/25 (Call 01/25/25)	62,676	63,815,713
4.30%, 03/25/28 (Call 12/25/27)	104,365	105,458,516
4.78%, 03/25/38 (Call 09/25/37)	54,376	52,889,034
5.05%, 03/25/48 (Call 09/25/47)(a)	78,735	77,481,082
5.13%, 07/20/45 (Call 01/20/45)(a)	44,577	44,300,734
5.30%, 12/05/43 (Call 06/05/43)(a)	5,860	5,974,772
Eli Lilly & Co. 2.35%, 05/15/22(a)	5,663	5,629,762
2.75%, 06/01/25 (Call 03/01/25)	11,140	11,114,929
3.10%, 05/15/27 (Call 02/15/27)(a)	9,891	9,960,387
3.38%, 03/15/29 (Call 12/15/28)(a)	15,165	15,482,267
3.70%, 03/01/45 (Call 09/01/44)(a)	13,464	13,116,766
3.88%, 03/15/39 (Call 09/15/38)(a)	11,858	12,090,735
3.95%, 05/15/47 (Call 11/15/46)(a)	2,570	2,610,778
3.95%, 03/15/49 (Call 09/15/48)	23,633	24,043,659
4.15%, 03/15/59 (Call 09/15/58)	11,763	12,056,577

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Express Scripts Holding Co. 3.00%, 07/15/23 (Call 05/15/23)	$7,888	$7,804,001
3.40%, 03/01/27 (Call 12/01/26)(a)	23,886	23,218,004
3.50%, 06/15/24 (Call 03/15/24)	13,438	13,518,964
3.90%, 02/15/22(a)	1,167	1,195,534
4.50%, 02/25/26 (Call 11/27/25)(a)	11,436	11,939,315
4.80%, 07/15/46 (Call 01/15/46)(a)	20,492	20,269,514
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	6,651	6,644,656
3.38%, 05/15/23	22,049	22,504,729
3.63%, 05/15/25(a)	15,968	16,498,334
3.88%, 05/15/28(a)	18,064	18,901,176
6.38%, 05/15/38(a)	33,293	43,955,003
GlaxoSmithKline Capital PLC 2.85%, 05/08/22(a)	18,949	19,006,825
3.00%, 06/01/24 (Call 05/01/24)	10,679	10,724,192
3.38%, 06/01/29 (Call 03/01/29)	8,490	8,498,054
Johnson & Johnson 2.25%, 03/03/22 (Call 02/03/22)(a)	4,698	4,668,756
2.45%, 03/01/26 (Call 12/01/25)(a)	23,853	23,274,481
2.63%, 01/15/25 (Call 11/15/24)(a)	10,266	10,246,511
2.90%, 01/15/28 (Call 10/15/27)(a)	17,414	17,276,711
2.95%, 03/03/27 (Call 12/03/26)	10,550	10,534,161
3.38%, 12/05/23(a)	7,290	7,548,154
3.40%, 01/15/38 (Call 07/15/37)(a)	13,613	13,275,599
3.50%, 01/15/48 (Call 07/15/47)(a)	9,402	9,115,806
3.55%, 03/01/36 (Call 09/01/35)(a)	13,016	13,027,834
3.63%, 03/03/37 (Call 09/03/36)	17,736	17,906,397
3.70%, 03/01/46 (Call 09/01/45)(a)	14,237	14,329,415
3.75%, 03/03/47 (Call 09/03/46)(a)	16,295	16,481,825
4.38%, 12/05/33 (Call 06/05/33)	10,871	12,126,691
5.95%, 08/15/37(a)	15,293	19,818,113
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	6,170	6,306,422
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	12,548	13,227,898
Merck & Co. Inc. 2.35%, 02/10/22(a)	2,810	2,796,529
2.40%, 09/15/22 (Call 06/15/22)(a)	7,782	7,758,849
2.75%, 02/10/25 (Call 11/10/24)	31,096	31,002,908
2.80%, 05/18/23	15,959	16,081,653
2.90%, 03/07/24 (Call 02/07/24)(a)	2,585	2,613,351
3.40%, 03/07/29 (Call 12/07/28)	10,545	10,738,508
3.70%, 02/10/45 (Call 08/10/44)	30,712	30,071,329
3.90%, 03/07/39 (Call 09/07/38)(a)	13,565	13,854,663
4.00%, 03/07/49 (Call 09/07/48)	10,395	10,660,643
4.15%, 05/18/43(a)	9,288	9,702,387
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)(a)	12,949	12,697,321
5.20%, 04/15/48 (Call 10/15/47)(a)	3,300	2,993,251
Mylan NV 3.95%, 06/15/26 (Call 03/15/26)(a)	34,560	33,246,309
3.95%, 06/15/26 (Call 03/15/26)(b)	1,922	1,850,502
5.25%, 06/15/46 (Call 12/15/45)	9,657	8,822,874
Novartis Capital Corp. 2.40%, 05/17/22 (Call 04/17/22)(a)	10,323	10,253,947
2.40%, 09/21/22(a)	20,684	20,530,498
3.00%, 11/20/25 (Call 08/20/25)(a)	11,341	11,419,329
3.10%, 05/17/27 (Call 02/17/27)	10,067	10,093,737
3.40%, 05/06/24	29,611	30,421,444

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 11/20/45 (Call 05/20/45)	$17,761	$18,335,291
4.40%, 05/06/44(a)	22,181	24,334,105
Pfizer Inc. 2.75%, 06/03/26(a)	18,654	18,325,923
2.95%, 03/15/24 (Call 02/15/24)(a)	2,806	2,836,062
3.00%, 06/15/23(a)	16,089	16,314,231
3.00%, 12/15/26(a)	28,441	28,330,265
3.20%, 09/15/23 (Call 08/15/23)	8,373	8,559,037
3.40%, 05/15/24(a)	16,036	16,555,720
3.45%, 03/15/29 (Call 12/15/28)(a)	14,043	14,257,622
3.60%, 09/15/28 (Call 06/15/28)	12,140	12,574,202
3.90%, 03/15/39 (Call 09/15/38)(a)	10,520	10,738,295
4.00%, 12/15/36	14,402	14,841,398
4.00%, 03/15/49 (Call 09/15/48)	15,110	15,375,903
4.13%, 12/15/46	13,110	13,590,103
4.20%, 09/15/48 (Call 03/15/48)(a)	19,509	20,442,225
4.30%, 06/15/43	11,568	12,235,801
4.40%, 05/15/44	5,919	6,350,785
7.20%, 03/15/39(a)	25,756	37,035,286
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	5,052	5,171,158
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (Call 07/23/23)(a)	21,583	21,334,869
3.20%, 09/23/26 (Call 06/23/26)(a)	21,366	20,805,279
Takeda Pharmaceutical Co. Ltd. 4.40%, 11/26/23 (Call 10/26/23)(a)(b)	14,600	15,329,886
5.00%, 11/26/28 (Call 08/26/28)(a)(b)	22,685	24,762,701
Wyeth LLC 5.95%, 04/01/37(a)	20,629	26,079,402
6.50%, 02/01/34(a)	10,452	13,851,735
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)(a)	10,153	9,784,885
3.25%, 02/01/23 (Call 11/01/22)(a)	14,693	14,814,100
4.50%, 11/13/25 (Call 08/13/25)(a)	9,391	9,987,349
4.70%, 02/01/43 (Call 08/01/42)(a)	12,500	13,333,435

		2,570,870,108

Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/01/27 (Call 09/01/27)(a)	1,763	1,792,087
5.25%, 01/15/25 (Call 01/15/21)(a)	1,910	2,007,887
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	3,357	3,513,564
Enable Midstream Partners LP, 4.95%, 05/15/28
(Call 02/15/28)(a)	13,302	13,558,749
Enbridge Inc. 4.00%, 10/01/23 (Call 07/01/23)(a)	2,367	2,445,392
4.25%, 12/01/26 (Call 09/01/26)(a)	11,559	12,047,892
5.50%, 12/01/46 (Call 06/01/46)(a)	9,841	11,749,905
Energy Transfer Operating LP 3.60%, 02/01/23 (Call 11/01/22)	6,725	6,768,070
4.05%, 03/15/25 (Call 12/15/24)(a)	13,710	13,905,749
4.25%, 03/15/23 (Call 12/15/22)	100	102,600
4.50%, 04/15/24 (Call 03/15/24)	10,180	10,634,656
4.75%, 01/15/26 (Call 10/15/25)(a)	9,796	10,235,507
4.95%, 06/15/28 (Call 03/15/28)(a)	4,871	5,140,347
5.15%, 03/15/45 (Call 09/15/44)	13,070	12,684,389
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,543,979
5.25%, 04/15/29 (Call 01/15/29)	15,499	16,682,535
5.30%, 04/15/47 (Call 10/15/46)	15,089	14,995,877
6.13%, 12/15/45 (Call 06/15/45)	10,964	11,925,162
6.25%, 04/15/49 (Call 10/15/48)(a)	21,225	23,852,729

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/42 (Call 08/01/41)(a)	$12,803	$14,453,756
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	11,959	13,034,152
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)(a)	8,036	8,585,584
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)(a)	15,300	15,497,720
3.70%, 02/15/26 (Call 11/15/25)(a)	10,358	10,599,710
3.75%, 02/15/25 (Call 11/15/24)(a)	14,206	14,664,884
3.90%, 02/15/24 (Call 11/15/23)	7,109	7,370,822
4.15%, 10/16/28 (Call 07/16/28)(a)	13,685	14,411,058
4.25%, 02/15/48 (Call 08/15/47)(a)	10,547	10,320,370
4.45%, 02/15/43 (Call 08/15/42)(a)	13,068	13,108,073
4.80%, 02/01/49 (Call 08/01/48)	12,800	13,579,023
4.85%, 08/15/42 (Call 02/15/42)(a)	12,469	13,200,458
4.85%, 03/15/44 (Call 09/15/43)(a)	16,138	17,063,713
4.90%, 05/15/46 (Call 11/15/45)(a)	11,574	12,361,894
5.10%, 02/15/45 (Call 08/15/44)	15,987	17,470,908
5.95%, 02/01/41	10,101	12,002,391
EQM Midstream Partners LP 4.75%, 07/15/23 (Call 06/15/23)(a)	4,088	4,163,134
5.50%, 07/15/28 (Call 04/15/28)(a)	12,505	12,791,442
Kinder Morgan Energy Partners LP 3.95%, 09/01/22 (Call 06/01/22)	8,235	8,462,521
5.50%, 03/01/44 (Call 09/01/43)	10,314	11,009,534
6.95%, 01/15/38	12,387	15,285,497
Kinder Morgan Inc./DE 3.15%, 01/15/23 (Call 12/15/22)	11,290	11,305,241
4.30%, 06/01/25 (Call 03/01/25)(a)	11,186	11,725,171
4.30%, 03/01/28 (Call 12/01/27)(a)	15,230	15,782,589
5.05%, 02/15/46 (Call 08/15/45)	10,121	10,404,492
5.20%, 03/01/48 (Call 09/01/47)(a)	13,510	14,226,075
5.30%, 12/01/34 (Call 06/01/34)	16,311	17,821,759
5.55%, 06/01/45 (Call 12/01/44)	14,925	16,253,998
7.75%, 01/15/32	7,571	9,946,299
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	10,483	10,492,235
4.13%, 03/01/27 (Call 12/01/26)	14,471	14,628,695
4.50%, 07/15/23 (Call 04/15/23)	14,482	15,168,515
4.50%, 04/15/38 (Call 10/15/37)	20,971	20,155,228
4.70%, 04/15/48 (Call 10/15/47)	17,491	16,858,490
4.80%, 02/15/29 (Call 11/15/28)	10,208	10,852,442
4.88%, 12/01/24 (Call 09/01/24)	13,069	13,942,765
4.88%, 06/01/25 (Call 03/01/25)(a)	14,468	15,386,997
5.20%, 03/01/47 (Call 09/01/46)	10,694	11,010,407
5.50%, 02/15/49 (Call 08/15/48)	21,856	23,561,813
ONEOK Inc. 4.55%, 07/15/28 (Call 04/15/28)	10,779	11,257,824
5.20%, 07/15/48 (Call 01/15/48)	11,760	12,191,049
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	9,442	9,521,935
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24 (Call 08/01/24)	7,641	7,621,271
3.65%, 06/01/22 (Call 03/01/22)	3,317	3,350,955
4.50%, 12/15/26 (Call 09/15/26)(a)	3,839	3,959,889
4.65%, 10/15/25 (Call 07/15/25)	16,710	17,477,403
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)(a)	16,675	16,866,827
5.00%, 03/15/27 (Call 09/15/26)	15,907	16,933,113
5.63%, 04/15/23 (Call 01/15/23)	19,497	21,045,649
5.63%, 03/01/25 (Call 12/01/24)	18,589	20,405,443
5.75%, 05/15/24 (Call 02/15/24)(a)	19,241	21,116,157

Security	Par (000)	Value

Pipelines (continued)
5.88%, 06/30/26 (Call 12/31/25)(a)	$17,837	$19,843,334
6.25%, 03/15/22 (Call 12/15/21)(a)	4,362	4,692,205
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	4,023	4,296,483
Sunoco Logistics Partners Operations LP 4.00%, 10/01/27 (Call 07/01/27)(a)	7,378	7,306,104
5.35%, 05/15/45 (Call 11/15/44)	9,549	9,487,067
5.40%, 10/01/47 (Call 04/01/47)	17,944	18,056,810
TransCanada PipeLines Ltd. 2.50%, 08/01/22(a)	12,161	11,992,345
4.25%, 05/15/28 (Call 02/15/28)	17,547	18,274,227
4.63%, 03/01/34 (Call 12/01/33)	16,359	17,004,621
4.88%, 01/15/26 (Call 10/15/25)	5,732	6,176,419
4.88%, 05/15/48 (Call 11/15/47)	7,482	7,813,370
5.10%, 03/15/49 (Call 09/15/48)(a)	16,015	17,232,188
6.10%, 06/01/40	11,110	13,120,321
6.20%, 10/15/37	5,068	5,951,849
7.63%, 01/15/39(a)	13,637	18,623,931
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	10,520	13,159,747
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	9,878	9,960,863
3.60%, 03/15/22 (Call 01/15/22)(a)	14,079	14,278,180
3.75%, 06/15/27 (Call 03/15/27)(a)	14,885	14,833,111
3.90%, 01/15/25 (Call 10/15/24)	8,490	8,670,608
4.00%, 09/15/25 (Call 06/15/25)	9,150	9,401,806
4.30%, 03/04/24 (Call 12/04/23)(a)	17,044	17,760,456
4.85%, 03/01/48 (Call 09/01/47)(a)	9,425	9,403,633
5.10%, 09/15/45 (Call 03/15/45)(a)	11,411	11,712,342
6.30%, 04/15/40(a)	16,465	19,085,423

		1,165,431,889

Real Estate Investment Trusts — 1.1%
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	7,082	6,985,200
3.50%, 01/31/23	15,449	15,683,860
3.55%, 07/15/27 (Call 04/15/27)(a)	8,548	8,424,878
4.00%, 06/01/25 (Call 03/01/25)	2,124	2,192,679
5.00%, 02/15/24	10,501	11,319,975
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	14,174	13,489,485
3.20%, 01/15/25 (Call 10/15/24)	8,271	8,227,624
3.65%, 02/01/26 (Call 11/03/25)	6,858	6,916,567
3.85%, 02/01/23 (Call 11/01/22)(a)	11,962	12,315,612
4.50%, 12/01/28 (Call 09/01/28)(a)	10,265	10,977,016
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	13,116	13,449,078
Crown Castle International Corp. 3.15%, 07/15/23 (Call 06/15/23)(a)	4,813	4,812,495
3.20%, 09/01/24 (Call 07/01/24)	3,656	3,639,661
3.65%, 09/01/27 (Call 06/01/27)	10,771	10,675,863
3.70%, 06/15/26 (Call 03/15/26)	7,479	7,518,535
3.80%, 02/15/28 (Call 11/15/27)	19,126	19,090,426
4.45%, 02/15/26 (Call 11/15/25)(a)	14,607	15,316,902
4.88%, 04/15/22	5,786	6,094,787
5.25%, 01/15/23	5,265	5,649,293
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	13,897	13,847,894
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	11,018	11,902,732
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,123,815

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	$9,463	$9,961,132
5.30%, 01/15/29 (Call 10/15/28)	8,332	8,805,841
5.38%, 04/15/26(a)	12,834	13,543,769
HCP Inc. 3.88%, 08/15/24 (Call 05/17/24)(a)	9,533	9,780,593
4.00%, 06/01/25 (Call 03/01/25)(a)	5,543	5,711,547
4.25%, 11/15/23 (Call 08/15/23)(a)	6,868	7,159,016
Realty Income Corp. 3.25%, 10/15/22 (Call 07/15/22)(a)	4,277	4,338,785
4.65%, 08/01/23 (Call 05/01/23)	100	107,001
Simon Property Group LP 3.25%, 11/30/26 (Call 08/30/26)(a)	15,499	15,521,731
3.30%, 01/15/26 (Call 10/15/25)(a)	13,692	13,737,509
3.38%, 10/01/24 (Call 07/01/24)(a)	13,555	13,824,739
3.38%, 06/15/27 (Call 03/15/27)	6,193	6,255,061
3.38%, 12/01/27 (Call 09/01/27)(a)	2,269	2,291,008
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	520	543,404
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	14,746	15,228,569
4.25%, 04/15/28 (Call 01/15/28)(a)	5,307	5,484,423
Weyerhaeuser Co., 7.38%, 03/15/32(a)	20,377	27,312,302

		370,260,807

Retail — 3.5%
Costco Wholesale Corp. 2.30%, 05/18/22 (Call 04/18/22)	7,810	7,737,885
2.75%, 05/18/24 (Call 03/18/24)	12,038	12,065,403
3.00%, 05/18/27 (Call 02/18/27)(a)	14,247	14,266,517
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	9,872	9,921,116
Dollar Tree Inc. 3.70%, 05/15/23 (Call 04/15/23)(a)	8,708	8,841,220
4.00%, 05/15/25 (Call 03/15/25)(a)	7,691	7,833,444
4.20%, 05/15/28 (Call 02/15/28)	23,995	24,161,696
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	14,971	14,124,622
2.63%, 06/01/22 (Call 05/01/22)	14,344	14,365,563
2.70%, 04/01/23 (Call 01/01/23)	14,884	14,901,901
2.80%, 09/14/27 (Call 06/14/27)(a)	14,021	13,783,936
3.00%, 04/01/26 (Call 01/01/26)(a)	11,992	12,033,025
3.35%, 09/15/25 (Call 06/15/25)	13,310	13,672,759
3.50%, 09/15/56 (Call 03/15/56)(a)	6,170	5,614,551
3.75%, 02/15/24 (Call 11/15/23)(a)	12,794	13,341,551
3.90%, 12/06/28 (Call 09/06/28)	6,950	7,365,763
3.90%, 06/15/47 (Call 12/15/46)(a)	8,389	8,438,450
4.20%, 04/01/43 (Call 10/01/42)(a)	17,432	18,159,788
4.25%, 04/01/46 (Call 10/01/45)(a)	12,210	12,863,980
4.40%, 03/15/45 (Call 09/15/44)(a)	15,766	16,891,967
4.50%, 12/06/48 (Call 06/06/48)(a)	22,594	24,885,341
4.88%, 02/15/44 (Call 08/15/43)(a)	14,415	16,474,013
5.88%, 12/16/36(a)	30,872	39,031,398
5.95%, 04/01/41 (Call 10/01/40)	10,796	13,803,652
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)	14,690	13,951,490
3.10%, 05/03/27 (Call 02/03/27)(a)	16,178	15,786,064
3.12%, 04/15/22 (Call 01/15/22)(a)	5,889	5,936,127
3.38%, 09/15/25 (Call 06/15/25)(a)	5,296	5,343,622
3.65%, 04/05/29 (Call 01/05/29)	10,000	10,003,054
3.70%, 04/15/46 (Call 10/15/45)(a)	15,238	13,623,610
4.05%, 05/03/47 (Call 11/03/46)	14,012	13,099,561

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)(a)	$11,916	$11,739,934
4.55%, 04/05/49 (Call 10/05/48)	10,000	10,143,116
4.65%, 04/15/42 (Call 10/15/41)	14,945	15,304,710
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	7,253	7,040,317
McDonald’s Corp. 3.35%, 04/01/23 (Call 03/01/23)(a)	12,664	12,909,025
3.50%, 03/01/27 (Call 12/01/26)(a)	12,192	12,354,061
3.70%, 01/30/26 (Call 10/30/25)	19,963	20,523,551
3.80%, 04/01/28 (Call 01/01/28)(a)	8,913	9,180,074
4.45%, 03/01/47 (Call 09/01/46)(a)	10,743	10,918,449
4.45%, 09/01/48 (Call 03/01/48)(a)	10,600	10,803,028
4.70%, 12/09/35 (Call 06/09/35)(a)	11,838	12,663,113
4.88%, 12/09/45 (Call 06/09/45)	10,936	11,821,369
6.30%, 10/15/37	12,762	15,796,130
6.30%, 03/01/38	5,818	7,220,079
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	3,770	3,736,098
Starbucks Corp. 3.10%, 03/01/23 (Call 02/01/23)(a)	2,128	2,147,729
3.80%, 08/15/25 (Call 06/15/25)(a)	19,002	19,703,886
3.85%, 10/01/23 (Call 07/01/23)(a)	5,755	5,967,164
4.00%, 11/15/28 (Call 08/15/28)(a)	8,025	8,374,256
4.50%, 11/15/48 (Call 05/15/48)(a)	16,380	16,589,747
Target Corp. 2.50%, 04/15/26(a)	13,297	12,908,649
3.38%, 04/15/29 (Call 01/15/29)	4,385	4,448,447
3.50%, 07/01/24(a)	15,704	16,244,466
3.63%, 04/15/46(a)	15,913	15,091,308
3.90%, 11/15/47 (Call 05/15/47)(a)	11,089	10,998,733
4.00%, 07/01/42	11,481	11,601,431
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	13,567	12,941,339
Walgreen Co., 3.10%, 09/15/22(a)	13,068	13,077,677
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)(a)	27,351	26,400,741
3.80%, 11/18/24 (Call 08/18/24)	19,786	20,033,630
4.80%, 11/18/44 (Call 05/18/44)(a)	18,198	17,009,043
Walmart Inc. 2.35%, 12/15/22 (Call 11/15/22)(a)	20,773	20,596,787
2.55%, 04/11/23 (Call 01/11/23)	27,494	27,372,589
2.65%, 12/15/24 (Call 10/15/24)	11,669	11,589,580
2.85%, 07/08/24 (Call 06/08/24)	10,000	10,043,455
3.25%, 07/08/29 (Call 04/08/29)	10,000	10,085,053
3.30%, 04/22/24 (Call 01/22/24)	23,521	24,118,676
3.40%, 06/26/23 (Call 05/26/23)(a)	34,718	35,689,628
3.55%, 06/26/25 (Call 04/26/25)	20,258	21,019,405
3.63%, 12/15/47 (Call 06/15/47)(a)	20,382	19,916,345
3.70%, 06/26/28 (Call 03/26/28)(a)	37,882	39,656,783
3.95%, 06/28/38 (Call 12/28/37)	17,857	18,544,712
4.05%, 06/29/48 (Call 12/29/47)(a)	40,950	42,993,057
5.25%, 09/01/35(a)	27,646	33,209,061
5.63%, 04/01/40(a)	3,286	4,131,291
5.63%, 04/15/41(a)	5,468	6,885,654
6.20%, 04/15/38	3,304	4,390,907

		1,138,257,352

Semiconductors — 2.1%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)(a)	8,827	8,800,058
3.90%, 12/15/25 (Call 09/15/25)(a)	11,660	11,987,248

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)(a)	$19,115	$19,295,971
4.35%, 04/01/47 (Call 10/01/46)(a)	6,238	6,531,487
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65%, 01/15/23 (Call 12/15/22)(a)	10,021	9,750,424
3.13%, 01/15/25 (Call 11/15/24)	23,509	22,386,006
3.50%, 01/15/28 (Call 10/15/27)	14,155	13,018,988
3.63%, 01/15/24 (Call 11/15/23)(a)	23,710	23,535,528
3.88%, 01/15/27 (Call 10/15/26)	47,670	45,485,498
Broadcom Inc. 3.63%, 10/15/24 (Call 09/15/24)(b)	20,000	19,712,574
4.25%, 04/15/26 (Call 02/15/26)(b)	25,000	24,707,847
4.75%, 04/15/29 (Call 01/15/29)(b)	30,000	29,803,410
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)(a)	10,301	10,241,252
2.60%, 05/19/26 (Call 02/19/26)(a)	14,054	13,684,303
2.70%, 12/15/22(a)	15,304	15,347,514
2.88%, 05/11/24 (Call 03/11/24)(a)	12,791	12,842,818
3.10%, 07/29/22	11,882	12,072,044
3.15%, 05/11/27 (Call 02/11/27)(a)	17,792	17,909,715
3.70%, 07/29/25 (Call 04/29/25)	26,112	27,314,463
3.73%, 12/08/47 (Call 06/08/47)(a)	19,333	18,864,018
4.00%, 12/15/32(a)	15,004	16,191,303
4.10%, 05/19/46 (Call 11/19/45)(a)	24,090	24,811,987
4.10%, 05/11/47 (Call 11/11/46)(a)	19,753	20,512,926
4.80%, 10/01/41(a)	2,460	2,787,172
4.90%, 07/29/45 (Call 01/29/45)(a)	2,810	3,225,950
KLA-Tencor Corp. 4.10%, 03/15/29 (Call 12/15/28)	10,300	10,566,770
4.65%, 11/01/24 (Call 08/01/24)	15,072	16,085,764
Lam Research Corp. 3.75%, 03/15/26 (Call 01/15/26)	10,820	11,115,751
4.00%, 03/15/29 (Call 12/15/28)	13,355	13,814,775
4.88%, 03/15/49 (Call 09/15/48)	8,990	9,698,125
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	13,554	13,496,965
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)(a)	13,861	13,746,160
2.90%, 05/20/24 (Call 03/20/24)(a)	23,814	23,732,880
3.00%, 05/20/22(a)	17,643	17,768,473
3.25%, 05/20/27 (Call 02/20/27)(a)	12,954	12,875,487
3.45%, 05/20/25 (Call 02/20/25)	17,643	17,943,781
4.30%, 05/20/47 (Call 11/20/46)(a)	19,216	19,408,133
4.65%, 05/20/35 (Call 11/20/34)(a)	19,071	20,615,009
4.80%, 05/20/45 (Call 11/20/44)	15,788	16,912,556
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	18,609	19,632,080

		668,233,213

Software — 3.9%
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)(a)	12,957	12,538,752
3.50%, 04/15/23 (Call 01/15/23)	1,984	2,019,295
5.00%, 10/15/25 (Call 07/15/25)(a)	12,029	13,087,239
Fiserv Inc. 3.80%, 10/01/23 (Call 09/01/23)(a)	5,292	5,458,329
3.85%, 06/01/25 (Call 03/01/25)(a)	8,586	8,835,316
4.20%, 10/01/28 (Call 07/01/28)	3,270	3,379,842
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	24,155	23,572,164
2.13%, 11/15/22(a)	5,859	5,786,320
2.38%, 05/01/23 (Call 02/01/23)(a)	13,694	13,607,947

Security	Par (000)	Value

Software (continued)
2.40%, 08/08/26 (Call 05/08/26)(a)	$45,130	$43,698,738
2.65%, 11/03/22 (Call 09/03/22)(a)	10,823	10,870,799
2.70%, 02/12/25 (Call 11/12/24)	29,612	29,533,937
2.88%, 02/06/24 (Call 12/06/23)	26,522	26,779,208
3.13%, 11/03/25 (Call 08/03/25)(a)	22,667	23,146,878
3.30%, 02/06/27 (Call 11/06/26)(a)	38,760	39,697,635
3.45%, 08/08/36 (Call 02/08/36)	20,937	20,830,016
3.50%, 02/12/35 (Call 08/12/34)	11,630	11,641,203
3.50%, 11/15/42(a)	8,074	7,877,315
3.63%, 12/15/23 (Call 09/15/23)(a)	22,524	23,466,442
3.70%, 08/08/46 (Call 02/08/46)(a)	51,919	52,077,841
3.75%, 02/12/45 (Call 08/12/44)(a)	25,891	26,196,144
3.95%, 08/08/56 (Call 02/08/56)(a)	28,480	29,117,058
4.00%, 02/12/55 (Call 08/12/54)	21,809	22,566,274
4.10%, 02/06/37 (Call 08/06/36)(a)	28,807	30,946,525
4.20%, 11/03/35 (Call 05/03/35)(a)	19,390	21,064,701
4.45%, 11/03/45 (Call 05/03/45)(a)	30,614	34,218,554
4.50%, 10/01/40	18,754	21,029,873
4.50%, 02/06/57 (Call 08/06/56)	29,110	32,831,178
4.75%, 11/03/55 (Call 05/03/55)	9,228	10,818,488
5.20%, 06/01/39(a)	4,794	5,805,719
5.30%, 02/08/41	15,344	18,881,884
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	31,265	34,131,766
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)	26,256	25,809,585
2.50%, 05/15/22 (Call 03/15/22)(a)	13,632	13,564,239
2.50%, 10/15/22(a)	28,122	27,905,984
2.63%, 02/15/23 (Call 01/15/23)(a)	19,310	19,220,649
2.65%, 07/15/26 (Call 04/15/26)	41,477	40,104,879
2.95%, 11/15/24 (Call 09/15/24)(a)	24,195	24,220,305
2.95%, 05/15/25 (Call 02/15/25)(a)	27,895	27,755,095
3.25%, 11/15/27 (Call 08/15/27)(a)	47,113	47,304,208
3.40%, 07/08/24 (Call 04/08/24)(a)	33,969	34,756,354
3.63%, 07/15/23(a)	13,928	14,388,465
3.80%, 11/15/37 (Call 05/15/37)(a)	21,779	21,552,795
3.85%, 07/15/36 (Call 01/15/36)	20,395	20,383,281
3.90%, 05/15/35 (Call 11/15/34)	13,529	13,688,081
4.00%, 07/15/46 (Call 01/15/46)	44,520	44,195,062
4.00%, 11/15/47 (Call 05/15/47)(a)	25,826	25,599,080
4.13%, 05/15/45 (Call 11/15/44)	30,785	31,054,877
4.30%, 07/08/34 (Call 01/08/34)	14,709	15,666,700
4.38%, 05/15/55 (Call 11/15/54)	4,184	4,355,645
4.50%, 07/08/44 (Call 01/08/44)	11,988	12,792,272
5.38%, 07/15/40	27,519	32,596,236
6.13%, 07/08/39	7,061	9,017,871
6.50%, 04/15/38(a)	6,135	8,096,544
salesforce.com Inc. 3.25%, 04/11/23 (Call 03/11/23)	17,927	18,297,037
3.70%, 04/11/28 (Call 01/11/28)(a)	17,885	18,700,053
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	11,254	11,199,406
3.90%, 08/21/27 (Call 05/21/27)(a)	19,273	18,725,892

		1,246,463,975

Telecommunications — 6.9%
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)(a)	10,114	10,047,584
3.00%, 02/15/22(a)	8,186	8,227,867
3.00%, 06/30/22 (Call 04/30/22)	10,960	11,000,177
3.20%, 03/01/22 (Call 02/01/22)	4,686	4,731,916
3.40%, 05/15/25 (Call 02/15/25)(a)	54,843	55,074,130

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.60%, 02/17/23 (Call 12/17/22)(a)	$23,355	$23,859,716
3.80%, 03/01/24 (Call 01/01/24)(a)	14,481	14,924,523
3.90%, 03/11/24 (Call 12/11/23)(a)	4,896	5,074,891
3.95%, 01/15/25 (Call 10/15/24)(a)	19,283	19,891,976
4.10%, 02/15/28 (Call 11/15/27)(a)	18,981	19,406,112
4.13%, 02/17/26 (Call 11/17/25)(a)	31,839	32,911,382
4.25%, 03/01/27 (Call 12/01/26)(a)	32,861	34,074,126
4.30%, 02/15/30 (Call 11/15/29)(a)	30,007	30,756,722
4.30%, 12/15/42 (Call 06/15/42)	26,881	25,415,588
4.35%, 03/01/29 (Call 12/01/28)(a)	24,885	25,687,596
4.35%, 06/15/45 (Call 12/15/44)	32,908	31,051,554
4.45%, 04/01/24 (Call 01/01/24)	19,722	20,838,007
4.50%, 05/15/35 (Call 11/15/34)(a)	39,835	39,917,753
4.50%, 03/09/48 (Call 09/09/47)	60,159	57,817,353
4.55%, 03/09/49 (Call 09/09/48)(a)	28,590	27,571,896
4.75%, 05/15/46 (Call 11/15/45)(a)	37,848	37,581,448
4.80%, 06/15/44 (Call 12/15/43)	31,305	31,344,109
4.85%, 03/01/39 (Call 09/01/38)(a)	25,466	26,052,260
4.90%, 08/15/37 (Call 02/14/37)(a)	12,527	12,973,594
5.15%, 03/15/42(a)	15,304	16,021,176
5.15%, 11/15/46 (Call 05/15/46)	23,541	24,617,137
5.15%, 02/15/50 (Call 08/14/49)	18,703	19,588,596
5.25%, 03/01/37 (Call 09/01/36)(a)	31,073	33,312,857
5.35%, 09/01/40(a)	20,027	21,419,668
5.45%, 03/01/47 (Call 09/01/46)(a)	14,376	15,741,507
5.55%, 08/15/41	4,802	5,298,431
5.65%, 02/15/47 (Call 08/15/46)	19,838	22,195,724
5.70%, 03/01/57 (Call 09/01/56)	15,673	17,672,091
6.00%, 08/15/40 (Call 05/15/40)	17,157	19,663,507
6.30%, 01/15/38(a)	252	299,200
6.38%, 03/01/41(a)	6,156	7,361,158
British Telecommunications PLC, 9.63%, 12/15/30	24,964	36,132,522
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)	23,098	22,726,446
2.50%, 09/20/26 (Call 06/20/26)(a)	10,072	9,781,762
2.95%, 02/28/26(a)	6,067	6,071,746
3.63%, 03/04/24	21,044	21,982,739
5.50%, 01/15/40	20,965	26,267,728
5.90%, 02/15/39(a)	14,158	18,402,529
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	36,291	50,726,043
Motorola Solutions Inc., 3.75%, 05/15/22	1,692	1,730,481
Orange SA 5.38%, 01/13/42	7,715	8,850,174
5.50%, 02/06/44 (Call 08/06/43)(a)	7,204	8,504,504
9.00%, 03/01/31(a)	31,810	46,606,883
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)	16,678	17,419,064
4.30%, 02/15/48 (Call 08/15/47)(a)	5,444	5,436,272
4.35%, 05/01/49 (Call 11/01/48)	10,000	10,076,819
5.00%, 03/15/44 (Call 09/15/43)(a)	7,714	8,473,675
Telefonica Emisiones SAU 4.10%, 03/08/27(a)	16,265	16,664,566
4.57%, 04/27/23(a)	8,142	8,623,200
4.67%, 03/06/38	14,407	14,155,010
4.90%, 03/06/48(a)	15,906	15,690,700
5.21%, 03/08/47	30,663	31,568,659
5.52%, 03/01/49 (Call 09/01/48)	16,220	17,344,875
7.05%, 06/20/36	19,753	24,474,174
Telefonica Europe BV, 8.25%, 09/15/30(a)	9,076	12,237,996

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc. 2.63%, 08/15/26(a)	$38,124	$36,619,699
3.38%, 02/15/25	31,212	31,677,502
3.50%, 11/01/24 (Call 08/01/24)	23,371	23,912,099
3.85%, 11/01/42 (Call 05/01/42)(a)	10,205	9,653,162
3.88%, 02/08/29 (Call 11/08/28)(a)	3,946	4,085,501
4.02%, 12/03/29 (Call 09/03/29)(a)(b)	45,375	47,367,335
4.13%, 03/16/27(a)	40,453	42,657,235
4.13%, 08/15/46(a)	16,169	15,911,704
4.27%, 01/15/36(a)	29,022	29,741,569
4.33%, 09/21/28(a)	120,081	128,381,971
4.40%, 11/01/34 (Call 05/01/34)	19,263	20,291,956
4.50%, 08/10/33	35,692	38,180,696
4.52%, 09/15/48(a)	54,798	57,041,951
4.67%, 03/15/55	53,025	55,807,418
4.75%, 11/01/41	8,477	9,074,344
4.81%, 03/15/39(a)	12,959	14,039,472
4.86%, 08/21/46	59,066	64,214,198
5.01%, 04/15/49	40,343	45,133,364
5.01%, 08/21/54(a)	42,840	47,481,380
5.15%, 09/15/23(a)	4,582	5,013,147
5.25%, 03/16/37(a)	27,029	30,676,742
5.50%, 03/16/47(a)	13,886	16,462,519
6.55%, 09/15/43(a)	7,786	10,183,406
Vodafone Group PLC 2.50%, 09/26/22(a)	7,472	7,359,271
2.95%, 02/19/23(a)	13,243	13,189,827
3.75%, 01/16/24(a)	25,095	25,527,588
4.13%, 05/30/25(a)	23,240	23,963,515
4.38%, 05/30/28(a)	34,926	35,915,104
4.38%, 02/19/43	15,540	14,382,934
5.00%, 05/30/38	14,875	15,093,259
5.25%, 05/30/48(a)	35,273	36,052,166
6.15%, 02/27/37(a)	20,581	23,352,691

		2,227,816,624

Transportation — 1.3%
Burlington Northern Santa Fe LLC 3.85%, 09/01/23 (Call 06/01/23)(a)	4,411	4,605,264
3.90%, 08/01/46 (Call 02/01/46)(a)	19,439	19,467,290
4.05%, 06/15/48 (Call 12/15/47)(a)	7,082	7,281,445
4.13%, 06/15/47 (Call 12/15/46)(a)	7,581	7,849,692
4.15%, 04/01/45 (Call 10/01/44)(a)	13,390	13,891,988
4.15%, 12/15/48 (Call 06/15/48)(a)	13,504	14,054,707
4.45%, 03/15/43 (Call 09/15/42)	12,888	13,921,799
4.55%, 09/01/44 (Call 03/01/44)	14,932	16,361,921
4.90%, 04/01/44 (Call 10/01/43)	5,785	6,586,606
5.75%, 05/01/40 (Call 11/01/39)	7,059	8,717,474
Cie. de Chemin de Fer Canadien Pacifique, 6.13%, 09/15/15 (Call 03/15/15)	3,701	4,611,151
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)(a)	12,571	12,489,936
3.80%, 03/01/28 (Call 12/01/27)	5,852	6,016,661
3.80%, 11/01/46 (Call 05/01/46)(a)	3,810	3,600,425
4.10%, 03/15/44 (Call 09/15/43)(a)	12,451	12,300,556
4.25%, 03/15/29 (Call 12/15/28)	4,960	5,279,814
4.30%, 03/01/48 (Call 09/01/47)(a)	7,854	8,041,072
FedEx Corp. 3.25%, 04/01/26 (Call 01/01/26)(a)	11,150	11,190,444
4.00%, 01/15/24(a)	5,868	6,143,099
4.05%, 02/15/48 (Call 08/15/47)(a)	14,360	12,847,602

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.40%, 01/15/47 (Call 07/15/46)	$11,889	$11,202,642
4.55%, 04/01/46 (Call 10/01/45)(a)	15,299	14,768,579
4.75%, 11/15/45 (Call 05/15/45)	16,644	16,426,762
4.95%, 10/17/48 (Call 04/17/48)(a)	2,893	2,967,921
5.10%, 01/15/44	13,274	13,755,842
Union Pacific Corp. 3.70%, 03/01/29 (Call 12/01/28)(a)	7,475	7,681,064
3.80%, 10/01/51 (Call 04/01/51)	5,375	5,056,112
3.95%, 09/10/28 (Call 06/10/28)	30,179	31,695,525
4.16%, 07/15/22 (Call 04/15/22)(a)	8,404	8,726,179
4.30%, 03/01/49 (Call 09/01/48)(a)	6,840	7,049,315
4.38%, 09/10/38 (Call 03/10/38)	14,247	14,908,520
4.50%, 09/10/48 (Call 03/10/48)	12,844	13,635,876
United Parcel Service Inc. 2.45%, 10/01/22	6,374	6,337,814
2.50%, 04/01/23 (Call 03/01/23)	17,676	17,591,680
3.05%, 11/15/27 (Call 08/15/27)(a)	14,412	14,368,630
3.75%, 11/15/47 (Call 05/15/47)(a)	11,054	10,519,059
6.20%, 01/15/38(a)	21,635	27,839,436

		419,789,902

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	21,761	20,466,514
6.59%, 10/15/37(a)	1,872	2,441,502

		22,908,016

Total Corporate Bonds & Notes — 98.9% (Cost: $31,891,452,057)		31,869,694,689

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	2,569,671	$2,570,698,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	99,745	99,744,961

		2,670,443,857

Total Short-Term Investments — 8.3% (Cost: $2,669,500,791)		2,670,443,857

Total Investments in Securities — 107.2% (Cost: $34,560,952,848)		34,540,138,546

Other Assets, Less Liabilities — (7.2)%		(2,327,339,224)

Net Assets — 100.0%		$32,212,799,322

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$31,869,694,689	$—	$31,869,694,689
Money Market Funds	2,670,443,857	—	—	2,670,443,857

	$2,670,443,857	$31,869,694,689	$—	$34,540,138,546

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,356,828,364	$31,869,694,689
Affiliated(c)	3,387,917,980	2,670,443,857
Receivables:
Investments sold	65,943,722	108,462,573
Securities lending income — Affiliated	1,538,904	627,749
Capital shares sold	4,837,113	5,597,613
Dividends	237,437	253,691
Interest	251,309,958	328,086,943

Total assets	20,068,613,478	34,983,167,115

LIABILITIES
Collateral on securities loaned, at value	3,254,305,652	2,569,388,110
Payables:
Investments purchased	104,706,691	194,554,401
Capital shares redeemed	3,608,114	2,476,448
Investment advisory fees	6,798,471	3,948,834

Total liabilities	3,369,418,928	2,770,367,793

NET ASSETS	$16,699,194,550	$32,212,799,322

NET ASSETS CONSIST OF:
Paid-in capital	$17,810,175,334	$32,324,722,212
Accumulated loss	(1,110,980,784)	(111,922,890)

NET ASSETS	$16,699,194,550	$32,212,799,322

Shares outstanding	192,400,000	270,100,000

Net asset value	$86.79	$119.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,124,281,993	$2,489,075,743
(b) Investments, at cost — Unaffiliated	$16,667,607,812	$31,891,452,057
(c) Investments, at cost — Affiliated	$3,386,723,843	$2,669,500,791

F I N A N C I A L S T A T E M E N T S

Schedule of Investments February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp. 5.00%, 05/01/23 (Call 04/01/19)(a)	$10,803	$11,017,653
5.38%, 01/15/24 (Call 04/01/19)(a)	9,075	9,324,563
5.75%, 02/01/26 (Call 02/01/21)(a)	9,536	9,965,120
5.75%, 02/01/26 (Call 02/01/21)(b)	1,552	1,623,780
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 04/01/19)(a)	10,887	11,053,571
5.63%, 02/15/24 (Call 04/01/19)(a)	8,504	8,748,490
5.88%, 03/15/25 (Call 09/15/19)(a)	10,143	10,399,618

		62,132,795

Aerospace & Defense — 2.4%
Arconic Inc. 5.13%, 10/01/24 (Call 07/01/24)(a)	23,429	23,260,311
5.40%, 04/15/21 (Call 01/15/21)	23,921	24,561,351
5.87%, 02/23/22	11,986	12,530,365
6.15%, 08/15/20(a)	12,519	12,947,776
Bombardier Inc. 5.75%, 03/15/22(b)	9,095	9,160,370
6.00%, 10/15/22 (Call 04/01/19)(a)(b)	23,735	23,853,675
6.13%, 01/15/23(a)(b)	23,343	23,518,072
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	18,501	18,824,767
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	26,753	26,987,089
7.75%, 03/15/20(b)	8,812	9,220,436
7.88%, 04/15/27(b)	7,740	7,681,640
8.75%, 12/01/21(b)	26,454	29,104,360
TransDigm Inc. 5.50%, 10/15/20 (Call 03/15/19)(a)	7,243	7,251,084
6.00%, 07/15/22 (Call 04/01/19)	20,404	20,781,474
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	39,574	40,513,882
6.38%, 06/15/26 (Call 06/15/21)(a)	16,308	15,866,326
6.50%, 07/15/24 (Call 07/15/19)(a)	19,206	19,377,327
6.50%, 05/15/25 (Call 05/15/20)	13,922	13,869,793
7.50%, 03/15/27 (Call 03/15/22)(b)	10,019	10,068,093
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	8,557	8,332,379
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	10,244	9,817,594

		367,528,164

Agriculture — 0.1%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	8,084	8,322,882
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(b)	15,749	13,937,865

		22,260,747

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(a)(b)	7,955	8,530,865
American Airlines Group Inc., 4.63%, 03/01/20(a)(b)	5,791	5,827,193
United Continental Holdings Inc., 4.25%, 10/01/22(a)	9,076	9,072,044

		23,430,102

Apparel — 0.2%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	18,244	18,221,195
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,845	16,602,375

		34,823,570

Auto Manufacturers — 0.9%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(b)	6,710	6,424,825
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	18,453	18,591,397

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV 4.50%, 04/15/20(a)	$16,385	$16,509,808
5.25%, 04/15/23(a)	27,701	27,978,010
Jaguar Land Rover Automotive PLC 3.50%, 03/15/20 (Call 12/15/19)(a)(b)	5,032	4,958,753
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,822	6,859,516
5.63%, 02/01/23 (Call 04/01/19)(a)(b)	6,651	6,418,215
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	20,665	21,296,376
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	33,409	29,741,587

		138,778,487

Auto Parts & Equipment — 0.6%
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/20)(a)	13,280	13,239,828
6.25%, 03/15/26 (Call 03/15/21)(a)	6,865	6,736,281
6.50%, 04/01/27 (Call 04/01/22)	9,610	9,483,097
6.63%, 10/15/22 (Call 04/01/19)(a)	8,380	8,568,550
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	6,221	6,185,683
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	8,110	8,064,381
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(a)	12,657	11,627,959
5.00%, 05/31/26 (Call 05/31/21)(a)	17,809	16,874,028
5.13%, 11/15/23 (Call 04/01/19)(a)	18,670	18,700,806

		99,480,613

Banks — 1.2%
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)(a)	9,791	9,888,910
4.75%, 02/16/24 (Call 11/16/23)(a)	9,423	9,623,239
5.00%, 08/15/22(a)	20,770	21,476,803
5.00%, 08/01/23(a)	15,478	16,052,698
5.25%, 03/07/25 (Call 12/07/24)(a)	9,269	9,728,186
6.13%, 03/09/28(a)	6,889	7,489,621
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)(d)	26,792	23,871,616
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(c)(d)	17,964	15,161,894
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)(e)	12,663	12,116,908
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(b)	9,373	8,787,188
8.25%, 04/15/25 (Call 04/15/21)(b)	11,698	10,996,120
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	17,704	16,401,713
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(c)(d)	19,371	17,318,660

		178,913,556

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 04/01/19)(a)	19,638	19,441,620
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	18,679	17,464,865
5.00%, 02/15/27 (Call 02/15/22)(b)	9,080	8,698,640
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	19,744	20,098,569
5.50%, 02/15/23 (Call 04/01/19)(a)(b)	8,727	8,934,266
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	19,867	20,736,181
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 03/18/19)(a)	12,226	12,520,188

		107,894,329

Chemicals — 1.8%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	20,977	21,553,867

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)(a)	$11,035	$12,361,959
10.00%, 10/15/25 (Call 10/15/20)(a)	9,304	10,653,080
CF Industries Inc. 3.45%, 06/01/23(a)	14,625	14,155,782
7.13%, 05/01/20	5,791	6,018,930
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)(a)	9,739	9,516,322
6.63%, 05/15/23 (Call 04/01/19)(a)	16,821	17,473,655
7.00%, 05/15/25 (Call 05/15/20)(a)	14,552	15,184,102
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	15,286	15,467,598
Hexion Inc. 6.63%, 04/15/20 (Call 04/01/19)(a)	23,338	19,895,645
10.38%, 02/01/22 (Call 04/01/19)(b)	10,492	8,891,970
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 04/01/19)(a)	5,123	1,662,574
Huntsman International LLC 4.88%, 11/15/20 (Call 03/27/19)	10,862	11,133,550
5.13%, 11/15/22 (Call 08/15/22)(a)	8,202	8,571,090
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)(b)	19,506	18,885,709
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	10,781	10,336,284
5.25%, 08/01/23 (Call 04/01/19)(a)(b)	8,997	8,966,775
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	18,192	17,093,483
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)(a)	10,807	10,509,807
5.13%, 09/15/27 (Call 03/15/22)(a)	10,343	10,420,572
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,211	9,457,939
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	10,655	10,095,613
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	13,057	13,434,217

		281,740,523

Coal — 0.1%
Peabody Energy Corp. 6.00%, 03/31/22 (Call 04/01/19)(b)	6,191	6,248,557
6.38%, 03/31/25 (Call 03/31/20)(b)	6,906	6,798,957

		13,047,514

Commercial Services — 4.0%
ADT Security Corp. (The) 3.50%, 07/15/22	20,255	19,881,546
4.13%, 06/15/23	13,439	13,180,720
6.25%, 10/15/21	20,017	21,126,212
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(a)	7,227	6,368,794
7.88%, 12/01/22 (Call 04/01/19)	18,024	17,922,615
8.75%, 12/01/20 (Call 04/01/19)(a)	12,052	11,976,675
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 04/01/19)(a)	13,335	13,485,019
Hertz Corp. (The) 5.50%, 10/15/24 (Call 10/15/19)(b)	14,151	12,006,976
5.88%, 10/15/20 (Call 04/01/19)	12,592	12,582,163
6.25%, 10/15/22 (Call 04/01/19)(a)	9,167	8,688,242
7.38%, 01/15/21 (Call 04/01/19)(a)	11,233	11,231,050
7.63%, 06/01/22 (Call 06/01/19)(b)	24,310	24,856,975
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 04/01/19)(a)(b)	21,455	21,686,744

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co Luxembourg SARL/The 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	$10,728	$10,593,900
5.50%, 10/01/21 (Call 04/01/19)(a)(b)	13,535	13,653,901
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 04/01/19)(a)	15,138	15,137,587
5.00%, 04/15/22 (Call 04/01/19)(a)(b)	42,546	42,599,182
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	36,407	38,391,181
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)(b)	23,408	23,585,667
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	29,245	28,632,683
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)(a)	10,602	10,496,974
5.38%, 01/15/22 (Call 04/01/19)(a)	4,742	4,794,137
5.38%, 05/15/24 (Call 05/15/19)(a)	16,853	17,262,506
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	15,398	15,489,426
Star Merger Sub Inc. 6.88%, 08/15/26 (Call 02/15/22)(b)	3,935	3,948,773
10.25%, 02/15/27 (Call 02/15/22)(b)	13,638	14,026,683
United Rentals North America Inc. 4.63%, 07/15/23 (Call 04/01/19)(a)	18,078	18,431,284
4.63%, 10/15/25 (Call 10/15/20)(a)	14,044	13,640,634
4.88%, 01/15/28 (Call 01/15/23)(a)	30,133	28,739,349
5.50%, 07/15/25 (Call 07/15/20)	15,343	15,688,218
5.50%, 05/15/27 (Call 05/15/22)(a)	18,740	18,735,315
5.75%, 11/15/24 (Call 05/15/19)(a)	16,435	16,928,050
5.88%, 09/15/26 (Call 09/15/21)(a)	19,007	19,416,185
6.50%, 12/15/26 (Call 12/15/21)(a)	20,073	20,951,194
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	20,930	21,466,331

		607,602,891

Computers — 1.9%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	27,334	26,548,148
Dell Inc., 4.63%, 04/01/21(a)	8,325	8,474,496
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 03/18/19)(a)(b)	30,922	31,555,901
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	31,203	32,997,173
EMC Corp. 2.65%, 06/01/20	23,721	23,446,726
3.38%, 06/01/23 (Call 03/01/23)	19,353	18,681,693
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	19,277	19,678,353
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 04/01/19)(b)	14,707	13,714,278
9.25%, 03/01/21 (Call 04/01/19)(a)(b)	13,527	13,391,730
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	8,647	8,801,565
NCR Corp. 4.63%, 02/15/21 (Call 04/01/19)(a)	6,405	6,405,000
5.00%, 07/15/22 (Call 04/01/19)(a)	11,744	11,705,261
5.88%, 12/15/21 (Call 04/01/19)(a)	8,147	8,269,205
6.38%, 12/15/23 (Call 04/01/19)(a)	12,753	12,960,236
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	21,246	17,620,901
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	42,994	40,683,072

		294,933,738

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	$9,748	$10,058,041
Avon Products Inc. 6.60%, 03/15/20	4,508	4,589,708
7.00%, 03/15/23(a)	9,809	9,425,223
Edgewell Personal Care Co. 4.70%, 05/19/21(a)	11,915	12,063,937
4.70%, 05/24/22(a)	10,804	10,896,698
First Quality Finance Co. Inc. 4.63%, 05/15/21 (Call 04/01/19)(a)(b)	10,175	10,190,368
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	6,347	6,204,193

		63,428,168

Diversified Financial Services — 4.1%
Ally Financial Inc. 4.13%, 03/30/20(a)	7,301	7,346,533
4.13%, 02/13/22(a)	13,048	13,149,937
4.25%, 04/15/21(a)	9,841	9,945,561
4.63%, 05/19/22(a)	8,779	8,962,810
4.63%, 03/30/25(a)	9,314	9,488,637
5.13%, 09/30/24(a)	13,941	14,620,624
5.75%, 11/20/25 (Call 10/21/25)(a)	18,985	20,130,880
7.50%, 09/15/20(a)	6,158	6,541,638
8.00%, 03/15/20	12,283	12,864,343
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 04/01/19)	25,569	25,888,612
6.00%, 08/01/20 (Call 04/01/19)(a)	27,656	27,945,130
6.25%, 02/01/22 (Call 04/01/19)(a)	23,232	23,924,314
6.38%, 12/15/25 (Call 12/15/20)	15,038	15,526,735
6.75%, 02/01/24 (Call 02/01/20)(a)	11,468	12,008,169
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.88%, 04/15/22 (Call 04/01/19)(a)(b)	7,679	7,674,201
7.25%, 08/15/24 (Call 08/15/20)(b)	5,996	5,838,605
7.38%, 04/01/20 (Call 04/01/19)(a)(b)	5,506	5,511,736
7.50%, 04/15/21 (Call 04/01/19)(b)	7,754	7,894,541
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	7,805	7,965,978
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	6,541	6,148,540
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/19)(a)(b)	1,070	1,085,248
6.38%, 02/01/24 (Call 02/01/21)(b)	5,445	5,573,913
Nationstar Mortgage Holdings Inc. 8.13%, 07/15/23 (Call 07/15/20)(b)	18,365	18,732,300
9.13%, 07/15/26 (Call 07/15/21)(a)(b)	14,141	14,466,537
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 04/01/19)	9,480	9,500,666
Navient Corp. 5.00%, 10/26/20(a)	9,546	9,634,862
5.50%, 01/25/23(a)	18,015	17,850,941
5.88%, 03/25/21	11,855	12,088,247
5.88%, 10/25/24(a)	8,648	8,324,901
6.13%, 03/25/24(a)	14,811	14,490,610
6.50%, 06/15/22(a)	18,856	19,401,645
6.63%, 07/26/21(a)	14,153	14,634,202
6.75%, 06/25/25(a)	8,034	7,867,278
6.75%, 06/15/26	9,445	9,102,619
7.25%, 01/25/22(a)	14,319	15,024,695
7.25%, 09/25/23	10,048	10,410,657
8.00%, 03/25/20(a)	16,017	16,659,194

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	$18,252	$16,609,320
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	23,054	22,840,750
Springleaf Finance Corp. 5.25%, 12/15/19	370	376,207
5.63%, 03/15/23(a)	14,750	15,009,188
6.13%, 05/15/22(a)	18,362	19,105,308
6.13%, 03/15/24 (Call 09/15/23)(a)	12,986	13,132,092
6.88%, 03/15/25(a)	22,832	23,399,508
7.13%, 03/15/26(a)	29,101	29,470,824
7.75%, 10/01/21(a)	12,128	13,034,988
8.25%, 12/15/20(a)	18,945	20,324,518

		627,528,742

Electric — 2.5%
AES Corp./VA 4.00%, 03/15/21	10,337	10,354,619
4.50%, 03/15/23 (Call 03/15/20)(a)	9,788	9,861,410
4.88%, 05/15/23 (Call 04/01/19)(a)	11,467	11,592,420
5.13%, 09/01/27 (Call 09/01/22)(a)	9,642	9,907,155
5.50%, 04/15/25 (Call 04/15/20)(a)	11,268	11,620,444
6.00%, 05/15/26 (Call 05/15/21)(a)	9,468	10,011,753
Calpine Corp. 5.25%, 06/01/26 (Call 06/01/21)(a)(b)	22,026	21,585,480
5.38%, 01/15/23 (Call 04/01/19)(a)	21,465	21,226,202
5.50%, 02/01/24 (Call 04/01/19)(a)	12,620	12,146,750
5.75%, 01/15/25 (Call 10/15/19)(a)	28,441	27,242,761
5.88%, 01/15/24 (Call 04/01/19)(a)(b)	10,127	10,350,744
6.00%, 01/15/22 (Call 04/01/19)(a)(b)	14,901	15,154,007
Clearway Energy Operating LLC 5.38%, 08/15/24 (Call 08/15/19)	9,951	9,783,077
5.75%, 10/15/25 (Call 10/15/21)(a)(b)	11,919	11,710,418
NextEra Energy Operating Partners LP 4.25%, 09/15/24 (Call 07/15/24)(a)(b)	9,827	9,655,028
4.50%, 09/15/27 (Call 06/15/27)(b)	9,496	9,044,940
NRG Energy Inc. 5.75%, 01/15/28 (Call 01/15/23)(a)	15,326	15,728,307
6.25%, 05/01/24 (Call 05/01/19)	14,107	14,600,745
6.63%, 01/15/27 (Call 07/15/21)(a)	24,494	26,109,073
7.25%, 05/15/26 (Call 05/15/21)(a)	18,810	20,356,182
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)(a)	11,993	10,629,396
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	6,048	6,482,700
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	12,114	12,652,099
Vistra Energy Corp. 5.88%, 06/01/23 (Call 04/01/19)(a)	8,608	8,841,582
7.38%, 11/01/22 (Call 04/01/19)	232	240,741
7.63%, 11/01/24 (Call 11/01/19)	17,257	18,340,465
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/21)(a)(b)	17,338	17,988,175
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	19,017	19,587,510

		382,804,183

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc. 5.50%, 06/15/25 (Call 06/15/20)(a)(b)	8,532	8,333,808
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	7,606	7,669,582
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	10,612	11,291,831

		27,295,221

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.2%
Sensata Technologies BV 4.88%, 10/15/23(a)(b)	$9,626	$9,916,785
5.00%, 10/01/25(b)	12,962	13,157,443
5.63%, 11/01/24(a)(b)	5,648	5,918,801

		28,993,029

Energy – Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	8,677	8,579,384
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,852	12,209,400

		20,788,784

Engineering & Construction — 0.3%
AECOM 5.13%, 03/15/27 (Call 12/15/26)(a)	17,926	16,984,885
5.88%, 10/15/24 (Call 07/15/24)(a)	16,308	17,036,175
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	17,999	16,256,753

		50,277,813

Entertainment — 1.9%
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	10,908	10,063,908
5.88%, 11/15/26 (Call 11/15/21)(a)	11,379	10,242,238
6.13%, 05/15/27 (Call 05/15/22)(a)	8,804	7,917,792
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	32,316	30,639,607
Cinemark USA Inc. 4.88%, 06/01/23 (Call 04/01/19)(a)	14,808	14,864,512
5.13%, 12/15/22 (Call 04/01/19)(a)	5,472	5,554,080
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(a)	18,266	18,587,482
6.00%, 09/15/26 (Call 09/15/21)(a)(b)	9,732	9,902,310
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(b)	26,672	28,072,280
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	12,642	13,145,670
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	20,239	21,554,535
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(b)	24,475	23,740,750
10.00%, 12/01/22 (Call 04/01/19)(a)	41,993	44,250,124
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(b)	17,813	17,545,805
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	10,784	10,599,492
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	19,171	19,602,348

		286,282,933

Environmental Control — 0.3%
Covanta Holding Corp. 5.88%, 03/01/24 (Call 04/01/19)(a)	4,750	4,850,937
5.88%, 07/01/25 (Call 07/01/20)	7,905	7,903,024
6.00%, 01/01/27 (Call 01/01/22)(a)	8,172	8,156,637
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	8,817	8,315,533
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	6,687	6,341,784
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 04/01/19)(a)(b)	3,232	3,207,760

		38,775,675

Security	Par (000)	Value

Food — 2.1%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 5.75%, 03/15/25 (Call 09/15/19)(a)	$23,432	$22,294,290
6.63%, 06/15/24 (Call 06/15/19)	23,239	23,268,049
7.50%, 03/15/26 (Call 03/15/22)(b)	4,678	4,815,416
B&G Foods Inc. 4.63%, 06/01/21 (Call 04/01/19)(a)	14,126	14,121,586
5.25%, 04/01/25 (Call 04/01/20)(a)	18,414	17,585,370
JBS Investments GmbH 6.25%, 02/05/23 (Call 04/01/19)(b)	13,034	13,200,044
7.25%, 04/03/24 (Call 04/03/19)(a)(b)	12,849	13,295,995
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)(b)	16,098	16,299,225
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	12,690	13,045,320
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	18,513	19,160,955
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)(b)	15,802	15,855,614
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	16,892	16,934,230
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/20)(a)(b)	17,779	17,751,220
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	17,089	16,789,942
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(a)(b)	31,514	30,244,301
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	19,143	19,232,534
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	17,815	17,303,932
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	24,283	23,953,446

		315,151,469

Food Service — 0.4%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(a)	8,545	8,491,233
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	10,408	10,590,140
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	22,033	21,757,588
5.13%, 01/15/24 (Call 04/01/19)	16,724	17,122,501

		57,961,462

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)(a)	12,547	12,463,092
5.63%, 05/20/24 (Call 03/20/24)(a)	13,252	13,351,390
5.75%, 05/20/27 (Call 02/20/27)(a)	9,363	9,200,903
5.88%, 08/20/26 (Call 05/20/26)(a)	12,538	12,567,633
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	11,842	12,196,050

		59,779,068

Hand & Machine Tools — 0.1%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)(b)	10,936	11,322,041
6.38%, 02/15/26 (Call 02/15/22)(b)	5,000	5,212,500

		16,534,541

Health Care – Products — 1.4%
Avantor Inc. 6.00%, 10/01/24 (Call 10/01/20)(b)	28,443	29,047,414
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	37,041	39,717,001
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)(b)	18,259	17,985,115
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,943	7,713,811
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 03/18/19)(a)(b)	12,026	12,304,853
12.50%, 11/01/21 (Call 05/01/19)(b)	8,769	9,472,347

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	$6,394	$5,202,851
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 04/01/19)(a)(b)	9,046	9,001,675
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	12,902	10,495,003
5.63%, 10/15/23 (Call 04/01/19)(a)(b)	14,173	12,361,549
5.75%, 08/01/22 (Call 04/01/19)(a)(b)	16,347	15,387,295
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 04/01/19)(b)	24,745	23,815,914
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)(a)	9,834	9,766,346
4.88%, 06/01/26 (Call 06/01/21)	7,873	7,971,412

		210,242,586

Health Care – Services — 7.0%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 04/01/19)(a)	12,212	12,124,226
Centene Corp. 4.75%, 05/15/22 (Call 05/15/19)	18,272	18,604,404
4.75%, 01/15/25 (Call 01/15/20)	22,485	22,656,761
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	33,875	35,187,656
5.63%, 02/15/21 (Call 04/01/19)(a)	19,948	20,243,230
6.13%, 02/15/24 (Call 04/01/19)(a)	17,951	18,757,192
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 04/01/19)(a)	18,033	17,672,340
6.25%, 03/31/23 (Call 03/31/20)	57,038	54,970,372
6.88%, 02/01/22 (Call 04/01/19)(a)	35,171	23,037,005
8.00%, 03/15/26(b)	15,900	15,690,597
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	27,094	22,602,991
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	20,442	21,055,260
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	31,460	28,853,539
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(a)	29,080	28,062,200
5.13%, 07/15/24 (Call 07/15/19)(a)	31,783	31,504,899
5.75%, 08/15/22 (Call 04/01/19)(a)	23,759	24,247,247
Encompass Health Corp., 5.75%, 11/01/24 (Call 04/01/19)(a)	23,767	24,011,800
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	22,215	20,049,038
HCA Healthcare Inc., 6.25%, 02/15/21(a)	16,054	16,794,431
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)(a)	3,257	3,285,194
4.75%, 05/01/23(a)	4,397	4,557,041
5.00%, 03/15/24(a)	1,885	1,969,216
5.25%, 04/15/25	3,130	3,312,968
5.25%, 06/15/26 (Call 12/15/25)(a)	2,859	3,015,322
5.38%, 02/01/25(a)	44,948	46,556,298
5.38%, 09/01/26 (Call 03/01/26)	15,946	16,368,459
5.63%, 09/01/28 (Call 03/01/28)	28,290	29,333,194
5.88%, 03/15/22(a)	4,516	4,804,525
5.88%, 05/01/23(a)	22,446	23,736,645
5.88%, 02/15/26 (Call 08/15/25)(a)	22,773	24,039,748
5.88%, 02/01/29 (Call 08/01/28)(a)	13,028	13,652,259
6.50%, 02/15/20(a)	7,190	7,405,121
7.50%, 02/15/22(a)	34,463	37,780,064
MEDNAX Inc. 5.25%, 12/01/23 (Call 04/01/19)(a)(b)	14,311	14,471,999
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	13,679	13,747,395
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	13,504	13,947,100

Security	Par (000)	Value

Health Care – Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	$29,779	$29,833,129
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(b)	15,662	16,746,327
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	26,517	27,246,218
Tenet Healthcare Corp. 4.38%, 10/01/21(a)	19,058	19,343,870
4.50%, 04/01/21(a)	14,635	14,836,231
4.63%, 07/15/24 (Call 07/15/20)(a)	34,378	34,292,055
4.75%, 06/01/20(a)	5,161	5,230,901
5.13%, 05/01/25 (Call 05/01/20)	26,481	26,271,202
6.00%, 10/01/20	31,886	32,922,295
6.25%, 02/01/27 (Call 02/01/22)(b)	15,898	16,404,749
6.75%, 06/15/23(a)	35,264	36,145,600
7.00%, 08/01/25 (Call 08/01/20)(a)	9,489	9,512,723
8.13%, 04/01/22(a)	53,577	57,193,447
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)	23,055	23,538,002
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	13,639	14,014,073

		1,081,638,558

Home Builders — 1.6%
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)(a)	7,238	6,315,155
8.75%, 03/15/22 (Call 03/18/19)	9,800	10,200,422
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 04/01/19)(a)(b)	7,264	7,298,446
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 04/01/19)(a)(b)	10,712	10,685,220
K Hovnanian Enterprises Inc. 10.00%, 07/15/22 (Call 07/15/19)(b)	6,831	5,452,846
10.50%, 07/15/24 (Call 07/15/20)(b)	6,411	4,469,669
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(a)	9,075	9,632,734
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)(a)	10,946	10,948,566
4.50%, 04/30/24 (Call 01/31/24)(a)	12,398	12,333,685
4.75%, 04/01/21 (Call 02/01/21)	8,919	9,097,380
4.75%, 11/15/22 (Call 08/15/22)(a)	11,001	11,231,333
4.75%, 05/30/25 (Call 02/28/25)(a)	8,840	8,881,437
4.75%, 11/29/27 (Call 05/29/27)(a)	15,235	14,777,950
4.88%, 12/15/23 (Call 09/15/23)(a)	8,757	8,918,457
5.88%, 11/15/24 (Call 05/15/24)(a)	9,138	9,615,004
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(a)	6,772	6,989,974
PulteGroup Inc. 4.25%, 03/01/21 (Call 02/01/21)(a)	12,439	12,531,861
5.00%, 01/15/27 (Call 10/15/26)	13,260	12,769,853
5.50%, 03/01/26 (Call 12/01/25)	11,934	12,023,505
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)(a)	5,101	5,241,278
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 04/01/19)(b)	8,219	8,237,713
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)(a)	7,614	7,194,041
4.38%, 04/15/23 (Call 01/15/23)	9,638	9,644,024
4.88%, 03/15/27 (Call 12/15/26)(a)	7,238	7,093,240
5.88%, 02/15/22 (Call 11/15/21)(a)	9,166	9,624,300
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	8,344	8,174,512

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	$7,543	$6,812,272

		246,194,877

Home Furnishings — 0.1%
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)(a)	12,225	12,225,000
5.63%, 10/15/23 (Call 04/01/19)(a)	8,074	8,154,993

		20,379,993

Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 04/01/19)(a)(b)	16,908	14,518,864
Prestige Brands Inc. 5.38%, 12/15/21 (Call 04/01/19)(a)(b)	7,130	7,161,229
6.38%, 03/01/24 (Call 04/01/19)(a)(b)	12,055	12,115,275
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)(a)	18,964	18,561,015
6.63%, 11/15/22 (Call 04/01/19)(a)	8,234	8,435,780

		60,792,163

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)(b)	17,926	15,830,092
8.13%, 02/15/24 (Call 02/15/21)(b)	13,875	14,204,531
Genworth Holdings Inc., 7.63%, 09/24/21	14,711	14,390,300
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	24,136	23,668,365
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	9,219	8,969,800
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(c)(d)	12,600	12,472,740

		89,535,828

Internet — 2.0%
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(b)	8,500	8,417,380
Netflix Inc. 4.38%, 11/15/26(a)	18,231	17,536,034
4.88%, 04/15/28	29,831	29,061,921
5.38%, 02/01/21(a)	9,508	9,828,895
5.50%, 02/15/22(a)	13,184	13,810,240
5.75%, 03/01/24(a)	7,687	8,124,599
5.88%, 02/15/25(a)	15,331	16,261,240
5.88%, 11/15/28(a)(b)	34,967	36,419,879
6.38%, 05/15/29(a)(b)	14,591	15,524,428
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)(a)	8,474	8,433,837
4.20%, 09/15/20(a)	15,446	15,615,597
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	21,851	21,769,059
VeriSign Inc. 4.63%, 05/01/23 (Call 04/01/19)	10,193	10,339,808
4.75%, 07/15/27 (Call 07/15/22)	11,063	10,956,980
5.25%, 04/01/25 (Call 01/01/25)(a)	6,916	7,177,632
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(b)	29,894	29,015,864
6.00%, 04/01/23 (Call 04/01/19)(a)	26,132	26,413,737
6.38%, 05/15/25 (Call 05/15/20)(a)	17,512	17,380,660

		302,087,790

Iron & Steel — 0.8%
AK Steel Corp. 7.00%, 03/15/27 (Call 03/15/22)(a)	6,902	5,814,935
7.63%, 10/01/21 (Call 04/01/19)	6,900	6,948,947

Security	Par (000)	Value

Iron & Steel (continued)
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	$9,602	$9,845,551
7.88%, 08/15/23 (Call 05/15/23)(a)	9,963	10,875,528
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)(b)	7,826	7,808,147
5.75%, 03/01/25 (Call 03/01/20)	20,876	20,404,115
Steel Dynamics Inc. 5.00%, 12/15/26 (Call 12/15/21)(a)	8,048	8,200,576
5.13%, 10/01/21 (Call 04/01/19)(a)	13,265	13,356,197
5.25%, 04/15/23 (Call 04/01/19)	8,041	8,182,974
5.50%, 10/01/24 (Call 10/01/19)(a)	8,943	9,188,933
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)	12,248	11,620,290
6.88%, 08/15/25 (Call 08/15/20)(a)	14,553	14,379,173

		126,625,366

Leisure Time — 0.3%
Sabre GLBL Inc. 5.25%, 11/15/23 (Call 04/01/19)(b)	9,692	9,939,492
5.38%, 04/15/23 (Call 04/01/19)(a)(b)	10,724	10,960,077
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	15,544	14,974,053
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,170	11,875,530

		47,749,152

Lodging — 2.4%
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)(a)	13,625	14,008,203
6.38%, 04/01/26 (Call 04/01/21)(a)	14,747	15,379,114
6.88%, 05/15/23 (Call 03/18/19)(a)	15,618	16,320,810
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	9,932	9,981,660
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	11,251	10,716,577
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)(a)	19,329	19,031,817
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	27,933	28,087,213
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)(a)	16,083	16,013,195
4.88%, 04/01/27 (Call 04/01/22)(a)	11,973	11,898,584
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 04/01/19)(a)(b)	14,846	15,298,803
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	8,439	8,017,050
5.25%, 03/31/20(a)	4,865	4,946,083
5.75%, 06/15/25 (Call 03/15/25)(a)	18,920	19,289,801
6.00%, 03/15/23(a)	23,231	24,305,434
6.63%, 12/15/21(a)	23,600	25,135,919
6.75%, 10/01/20(a)	18,580	19,424,545
7.75%, 03/15/22	19,528	21,431,980
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	5,878	5,718,526
4.25%, 03/01/22 (Call 12/01/21)	12,434	12,425,970
5.75%, 04/01/27 (Call 01/01/27)	7,144	7,074,346
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(b)	10,056	9,945,803
5.25%, 05/15/27 (Call 02/15/27)(b)	17,439	16,725,091
5.50%, 03/01/25 (Call 12/01/24)(b)	31,995	31,844,623

		363,021,147

Machinery — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	13,219	13,219,000

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 11.9%
Altice Financing SA 6.63%, 02/15/23 (Call 04/01/19)(a)(b)	$36,695	$37,584,612
7.50%, 05/15/26 (Call 05/15/21)(b)	50,641	48,995,167
Altice Finco SA, 8.13%, 01/15/24 (Call 04/01/19)(b)	6,726	6,795,171
Altice France SA/France 6.25%, 05/15/24 (Call 05/15/19)(a)(b)	24,923	24,923,000
7.38%, 05/01/26 (Call 05/01/21)(a)(b)	93,903	92,142,319
8.13%, 02/01/27 (Call 02/01/22)(b)	31,698	31,825,359
Altice Luxembourg SA 7.63%, 02/15/25 (Call 02/15/20)(a)(b)	26,962	23,895,073
7.75%, 05/15/22 (Call 04/01/19)(a)(b)	51,437	51,115,519
AMC Networks Inc. 4.75%, 12/15/22 (Call 04/01/19)(a)	12,231	12,377,772
4.75%, 08/01/25 (Call 08/01/21)(a)	14,871	14,410,928
5.00%, 04/01/24 (Call 04/01/20)(a)	19,445	19,303,347
Cablevision Systems Corp. 5.88%, 09/15/22(a)	13,848	14,311,043
8.00%, 04/15/20(a)	5,381	5,622,024
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23 (Call 11/01/19)(a)(b)	8,825	8,714,688
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	45,987	44,291,229
5.13%, 02/15/23 (Call 04/01/19)(a)	13,048	13,260,030
5.13%, 05/01/23 (Call 04/01/19)(a)(b)	19,397	19,738,387
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	59,446	58,579,277
5.25%, 03/15/21 (Call 04/01/19)(a)	5,906	5,932,531
5.25%, 09/30/22 (Call 04/01/19)(a)	20,754	21,141,517
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	13,301	13,633,525
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	26,651	27,206,218
5.75%, 09/01/23 (Call 04/01/19)(a)	8,148	8,311,979
5.75%, 01/15/24 (Call 04/01/19)	14,631	15,017,921
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	44,110	45,516,006
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	26,466	27,584,189
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	13,815	14,190,595
Clear Channel Worldwide Holdings Inc. 9.25%, 02/15/24 (Call 02/15/21)(a)(b)	18,770	19,695,932
6.50%, 11/15/22 (Call 04/01/19)(a)	36,360	37,231,935
Series B, 7.63%, 03/15/20 (Call 03/06/19)(a)	22,811	22,839,514
CSC Holdings LLC 5.13%, 12/15/21 (Call 03/11/19)(b)	20,312	20,375,780
5.25%, 06/01/24	13,532	13,451,269
5.38%, 07/15/23 (Call 03/11/19)(a)(b)	20,800	21,315,451
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	17,315	17,023,642
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	26,037	26,320,618
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	23,434	23,568,258
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	25,966	27,167,187
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	18,049	19,127,357
6.75%, 11/15/21(a)	18,991	20,240,676
7.50%, 04/01/28 (Call 04/01/23)(b)	19,803	20,947,419
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	10,422	11,130,370
10.88%, 10/15/25 (Call 10/15/20)(b)	30,892	35,834,720
DISH DBS Corp. 5.00%, 03/15/23(a)	27,485	24,332,814
5.13%, 05/01/20(a)	15,128	15,254,531
5.88%, 07/15/22(a)	36,765	35,110,575
5.88%, 11/15/24(a)	36,307	30,577,755
6.75%, 06/01/21(a)	36,497	37,318,182
7.75%, 07/01/26(a)	37,568	32,590,240
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	9,379	9,350,863
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14,131	14,296,598

Security	Par (000)	Value

Media (continued)
7.00%, 05/15/27 (Call 05/15/22)(b)	$13,496	$14,272,020
Meredith Corp., 6.88%, 02/01/26	25,640	26,480,992
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	17,220	17,090,850
5.88%, 11/15/22 (Call 03/11/19)	8,871	9,084,458
Quebecor Media Inc., 5.75%, 01/15/23(a)	16,383	17,012,722
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(b)	7,727	7,244,063
5.38%, 04/01/21 (Call 03/18/19)(a)	9,417	9,428,771
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	10,254	10,343,723
6.13%, 10/01/22 (Call 03/18/19)(a)	10,126	10,350,797
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)(b)	18,890	18,819,163
4.63%, 05/15/23 (Call 04/01/19)(a)(b)	9,736	9,857,700
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	28,484	27,794,451
5.38%, 04/15/25 (Call 04/15/20)(b)	19,464	19,854,901
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	17,865	17,931,994
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	28,676	29,760,311
TEGNA Inc. 5.13%, 07/15/20 (Call 04/01/19)(a)	6,953	7,028,117
6.38%, 10/15/23 (Call 04/01/19)(a)	13,757	14,204,103
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (Call 12/01/22)(b)	14,800	14,274,600
Tribune Media Co., 5.88%, 07/15/22 (Call 03/11/19)(a)	22,820	23,257,635
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	15,879	16,456,202
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)(b)	9,006	9,239,893
Univision Communications Inc. 5.13%, 05/15/23 (Call 04/01/19)(a)(b)	21,867	19,926,304
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	28,068	24,624,407
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	11,525	11,705,021
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	20,005	20,455,113
Viacom Inc. 5.88%, 02/28/57 (Call 02/28/22)(a)(c)(d)	12,719	12,568,955
6.25%, 02/28/57 (Call 02/28/27)(c)(d)	11,772	11,631,030
Videotron Ltd. 5.00%, 07/15/22(a)	15,207	15,636,843
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	11,960	12,195,047
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,253	11,682,302
Virgin Media Finance PLC 5.75%, 01/15/25 (Call 01/15/20)(a)(b)	5,991	5,961,045
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	8,325	8,582,034
Virgin Media Secured Finance PLC 5.25%, 01/15/21(a)	7,732	7,835,093
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	16,267	16,289,367
5.50%, 01/15/25 (Call 03/15/19)(a)(b)	6,890	6,999,080
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,578	13,667,106
Ziggo Bond Co. BV 5.88%, 01/15/25 (Call 01/15/20)(a)(b)	6,245	6,062,958
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	11,304	10,684,635
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	37,013	35,717,545

		1,823,532,463

Metal Fabricate & Hardware — 0.3%
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(a)(b)	27,671	26,910,048
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	21,564	21,744,262

		48,654,310

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining —1.5%
Alcoa Nederland Holding BV 6.13%, 05/15/28 (Call 05/15/23)(a)(b)	$8,800	$8,992,544
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	13,782	14,601,300
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	8,020	8,621,688
Constellium NV 5.75%, 05/15/24 (Call 05/15/19)(a)(b)	7,103	6,966,977
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,892	8,655,210
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	12,924	13,029,007
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)(b)	15,425	15,427,931
5.13%, 03/15/23 (Call 12/15/22)(b)	9,922	9,900,296
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	13,845	13,730,347
Freeport-McMoRan Inc. 3.10%, 03/15/20	9,805	9,816,276
3.55%, 03/01/22 (Call 12/01/21)(a)	35,540	35,140,175
3.88%, 03/15/23 (Call 12/15/22)(a)	35,396	34,882,050
4.00%, 11/14/21	11,609	11,609,605
4.55%, 11/14/24 (Call 08/14/24)	17,430	17,255,700
6.88%, 02/15/23 (Call 02/15/20)(a)	13,376	14,124,917
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	11,561	12,413,624

		235,167,647

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp. 5.00%, 09/01/23 (Call 04/01/19)(a)	7,040	7,119,200
5.00%, 09/01/25 (Call 03/01/20)(a)	11,282	11,400,584
5.50%, 12/01/24 (Call 06/01/24)(a)	10,571	11,056,055
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	11,240	10,913,337
4.38%, 05/15/22 (Call 04/15/22)	7,972	7,596,652
4.63%, 03/15/24 (Call 12/15/23)(a)	7,335	6,779,207
4.70%, 04/01/23 (Call 03/01/23)	7,737	7,311,465

		62,176,500

Oil & Gas — 9.4%
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)(a)	12,255	11,764,800
5.13%, 12/01/22 (Call 04/01/19)(a)	20,731	20,750,566
5.38%, 11/01/21 (Call 04/01/19)(a)	17,946	18,009,091
5.63%, 06/01/23 (Call 04/01/19)(a)	13,441	13,474,602
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(b)	11,286	10,931,196
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	18,807	20,296,377
California Resources Corp., 8.00%, 12/15/22 (Call 04/01/19)(a)(b)	40,236	31,967,502
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/19)(a)	11,066	11,228,916
6.38%, 07/01/26 (Call 07/01/21)(a)	7,548	7,602,691
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 04/01/19)(a)	17,741	16,521,306
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 04/01/19)(a)	7,621	7,382,844
6.13%, 02/15/21(a)	8,143	8,311,204
6.63%, 08/15/20	4,038	4,147,783
7.00%, 10/01/24 (Call 04/01/21)(a)	15,078	14,908,372
7.50%, 10/01/26 (Call 10/01/21)(a)	7,425	7,313,625
8.00%, 01/15/25 (Call 01/15/20)(a)	24,568	24,997,940
8.00%, 06/15/27 (Call 06/15/22)(a)	24,513	24,267,870
Citgo Holding Inc., 10.75%, 02/15/20(b)	9,369	9,636,895

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/01/19)(a)	$23,988	$24,182,902
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	19,646	19,410,769
4.38%, 01/15/28 (Call 10/15/27)(a)	19,032	18,973,408
4.50%, 04/15/23 (Call 01/15/23)	28,726	29,338,519
5.00%, 09/15/22 (Call 04/01/19)(a)	23,100	23,326,380
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	22,645	21,909,037
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(b)	8,017	7,155,173
9.00%, 05/15/21 (Call 04/01/19)(a)(b)	11,365	11,464,444
9.25%, 03/31/22 (Call 04/01/19)(a)(b)	9,142	9,202,471
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	9,747	9,168,272
Diamondback Energy Inc. 4.75%, 11/01/24 (Call 11/01/19)	10,076	10,209,821
5.38%, 05/31/25 (Call 05/31/20)	15,388	15,926,580
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(b)	10,466	10,867,820
5.75%, 01/30/28 (Call 01/30/23)(b)	10,102	10,770,626
Ensco PLC 4.50%, 10/01/24 (Call 07/01/24)(a)	12,227	9,376,581
5.20%, 03/15/25 (Call 12/15/24)(a)	12,980	10,046,520
7.75%, 02/01/26 (Call 11/01/25)	18,508	15,546,720
EP Energy LLC/Everest Acquisition Finance Inc. 7.75%, 05/15/26 (Call 05/15/21)(a)(b)	19,823	17,543,355
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	12,230	8,673,746
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	11,755	5,201,588
9.38%, 05/01/24 (Call 05/01/20)(b)	12,158	5,744,655
Extraction Oil & Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)(b)	14,329	11,986,607
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	8,042	7,127,223
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/19)(a)	10,843	9,840,023
6.38%, 05/15/25 (Call 05/15/20)(a)	13,169	11,870,276
6.38%, 01/15/26 (Call 01/15/21)	7,355	6,457,461
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/19)(a)(b)	10,563	10,153,684
5.75%, 10/01/25 (Call 04/01/20)(b)	8,558	8,487,575
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	10,493	10,323,426
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 04/01/22 (Call 04/01/19)	3,743	183,407
9.25%, 03/15/23 (Call 03/15/20)(a)(b)	6,189	3,996,740
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(a)	20,641	20,589,397
MEG Energy Corp. 6.38%, 01/30/23 (Call 04/01/19)(b)	14,898	13,646,568
6.50%, 01/15/25 (Call 01/15/20)(b)	14,848	14,676,706
7.00%, 03/31/24 (Call 04/01/19)(a)(b)	18,131	16,589,865
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	8,428	8,344,159
4.45%, 12/01/22 (Call 09/01/22)	11,809	11,701,981
5.75%, 08/15/25 (Call 08/15/20)(a)	10,202	10,377,347
6.88%, 08/15/24 (Call 08/15/19)(a)	9,180	9,670,556
Nabors Industries Inc. 4.63%, 09/15/21	13,519	13,233,834
5.00%, 09/15/20(a)	12,756	12,821,927

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.50%, 01/15/23 (Call 11/15/22)(a)	$11,258	$10,587,933
5.75%, 02/01/25 (Call 11/01/24)	14,647	12,962,595
Newfield Exploration Co. 5.38%, 01/01/26 (Call 10/01/25)(a)	9,800	10,339,000
5.63%, 07/01/24(a)	9,226	9,859,230
5.75%, 01/30/22	13,859	14,586,597
Noble Holding International Ltd. 7.75%, 01/15/24 (Call 10/15/23)(a)	15,210	13,696,130
7.88%, 02/01/26 (Call 02/01/21)(b)	14,458	13,518,230
7.95%, 04/01/25 (Call 01/01/25)(a)	9,162	8,057,979
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	8,265	7,856,916
6.88%, 03/15/22 (Call 04/01/19)	17,455	17,477,910
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(b)	14,946	15,026,067
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(b)	6,425	6,354,987
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	10,900	10,818,250
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	12,142	11,990,225
6.25%, 06/01/24 (Call 06/01/19)(b)	8,350	8,578,538
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 04/01/19)	9,388	9,631,958
7.25%, 06/15/25 (Call 06/15/20)(a)	14,471	14,801,573
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)(a)	10,380	10,007,896
6.13%, 09/15/24 (Call 09/15/19)(a)	7,542	7,473,314
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	6,841	6,726,841
Puma International Financing SA 5.00%, 01/24/26 (Call 01/24/21)(b)	10,802	9,221,308
5.13%, 10/06/24 (Call 10/06/20)(b)	9,769	8,660,219
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	12,485	12,048,025
5.38%, 10/01/22 (Call 07/01/22)(a)	8,428	8,317,235
5.63%, 03/01/26 (Call 12/01/25)(a)	8,736	8,209,452
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)(a)	13,267	12,172,473
5.00%, 08/15/22 (Call 05/15/22)(a)	10,268	10,126,815
5.00%, 03/15/23 (Call 12/15/22)(a)	14,107	13,592,683
5.75%, 06/01/21 (Call 03/01/21)(a)	8,371	8,503,977
Rowan Companies Inc. 4.88%, 06/01/22 (Call 03/01/22)	12,331	11,460,123
7.38%, 06/15/25 (Call 03/15/25)(a)	9,722	8,469,533
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 04/01/19)(a)(b)	6,625	2,282,076
7.38%, 11/01/21 (Call 04/01/19)(a)(b)	5,555	1,890,436
13.00%, 11/30/20 (Call 04/01/19)(b)	8,867	9,133,934
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 04/01/19)	13,269	1,957,178
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	6,913	5,971,104
7.75%, 06/15/21 (Call 04/01/19)(a)	5,596	909,350
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)(b)	13,623	13,210,904
6.75%, 05/01/23 (Call 04/01/19)(b)	6,957	7,129,838
6.88%, 06/30/23 (Call 04/01/19)(a)(b)	7,837	8,028,376
SM Energy Co. 5.00%, 01/15/24 (Call 04/01/19)(a)	10,473	9,857,711
5.63%, 06/01/25 (Call 06/01/20)(a)	9,532	8,945,186
6.13%, 11/15/22 (Call 04/01/19)	8,555	8,555,000

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 01/15/27 (Call 01/15/22)(a)	$8,700	$8,308,500
6.75%, 09/15/26 (Call 09/15/21)(a)	9,102	8,737,920
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)(a)	18,189	18,001,653
7.50%, 04/01/26 (Call 04/01/21)	10,286	10,683,573
7.75%, 10/01/27 (Call 10/01/22)(a)	8,937	9,283,541
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	19,696	19,962,455
5.50%, 02/15/26 (Call 02/15/21)	14,530	14,444,232
Series WI, 5.88%, 03/15/28 (Call 03/15/23)(a)	6,032	5,941,520
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	10,654	10,813,739
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(b)	15,944	15,212,284
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	14,112	13,617,198
9.00%, 07/15/23 (Call 07/15/20)(b)	19,998	21,121,548
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	9,035	9,131,143
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	10,023	10,298,633
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)(a)	17,433	17,650,912
6.25%, 04/01/23 (Call 01/01/23)(a)	7,839	7,871,118
6.63%, 01/15/26 (Call 10/15/25)(a)	19,181	18,797,380
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	10,610	10,619,517
5.75%, 06/01/26 (Call 06/01/21)	9,693	9,761,045
6.00%, 01/15/22 (Call 10/15/21)	10,028	10,353,910
8.25%, 08/01/23 (Call 06/01/23)	8,883	9,964,690

		1,439,213,345

Oil & Gas Services — 0.6%
KCA Deutag UK Finance PLC 9.63%, 04/01/23 (Call 04/01/20)(b)	6,043	4,590,372
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	7,611	6,079,551
SESI LLC 7.13%, 12/15/21 (Call 04/01/19)	16,034	14,843,618
7.75%, 09/15/24 (Call 09/15/20)(a)	8,484	7,248,849
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	7,495	7,891,626
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	7,352	7,519,143
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)(b)	5,510	5,620,200
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)	9,920	7,068,000
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(a)	12,608	8,668,000
7.75%, 06/15/21 (Call 05/15/21)(a)	12,896	11,531,174
8.25%, 06/15/23 (Call 03/15/23)(a)	11,678	8,320,575
9.88%, 02/15/24 (Call 11/15/23)(a)	14,174	10,205,280

		99,586,388

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.25%, 09/15/22 (Call 03/15/19)(a)(b)	11,270	11,249,714
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	19,796	19,951,707
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	31,361	30,870,407
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	31,257	32,536,974

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp. 4.00%, 11/15/23(a)	$18,934	$18,991,478
4.38%, 12/15/20(a)	14,892	15,171,225
4.88%, 03/15/26 (Call 12/15/25)(a)	13,512	13,782,240
5.00%, 03/15/22	13,485	14,024,400
5.25%, 07/01/25	19,142	20,063,209
Berry Global Inc. 4.50%, 02/15/26 (Call 02/15/21)(a)(b)	9,034	8,548,423
5.13%, 07/15/23 (Call 04/01/19)(a)	13,830	13,881,863
5.50%, 05/15/22 (Call 04/01/19)(a)	9,234	9,374,433
6.00%, 10/15/22 (Call 04/01/19)	6,756	6,940,735
BWAY Holding Co. 5.50%, 04/15/24 (Call 04/15/20)(a)(b)	28,432	28,032,530
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	23,888	22,634,890
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	19,259	19,505,515
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	7,409	7,121,011
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)	16,800	16,842,000
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/20)(a)(b)	9,553	9,004,556
7.88%, 07/15/26 (Call 07/15/21)(b)	10,103	9,689,058
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)(b)	7,743	7,897,376
5.88%, 08/15/23(b)	12,331	12,959,634
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)(b)	30,719	30,719,000
5.75%, 10/15/20 (Call 04/01/19)	40,535	40,636,206
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	15,630	15,981,675
Sealed Air Corp. 4.88%, 12/01/22 (Call 09/01/22)(a)(b)	7,080	7,223,472
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	8,297	8,532,946
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	8,296	8,566,160
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	6,797	7,086,838
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	5,539	5,785,010

		473,604,685

Pharmaceuticals — 4.0%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(b)	17,556	18,214,350
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	28,048	30,193,119
Bausch Health Companies Inc. 5.50%, 03/01/23 (Call 04/01/19)(b)	16,881	16,838,798
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	28,374	28,605,129
5.63%, 12/01/21 (Call 04/01/19)(b)	12,264	12,282,396
5.75%, 08/15/27 (Call 08/15/22)(b)	1,425	1,437,469
5.88%, 05/15/23 (Call 04/01/19)(a)(b)	56,751	56,609,122
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	56,866	54,662,442
6.50%, 03/15/22 (Call 04/01/19)(a)(b)	21,305	22,077,306
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	37,135	39,139,176
9.00%, 12/15/25 (Call 12/15/21)(a)(b)	26,938	28,857,332
Elanco Animal Health Inc. 3.91%, 08/27/21(b)	7,997	8,052,708
4.27%, 08/28/23 (Call 07/28/23)(b)	14,384	14,634,086
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	14,199	14,728,891
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 04/01/19)(b)	29,875	24,623,537
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	20,120	15,537,111

Security	Par (000)	Value

Pharmaceuticals (continued)
Endo Finance LLC, 5.75%, 01/15/22 (Call 04/01/19)(a)(b)	$13,339	$12,471,965
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 04/01/19)(a)(b)	15,107	12,406,624
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21(a)	55,059	52,260,103
2.80%, 07/21/23(a)	55,121	49,927,643
3.15%, 10/01/26(a)	64,921	53,965,581
6.00%, 04/15/24 (Call 01/15/24)(a)	23,083	23,441,941
6.75%, 03/01/28 (Call 12/01/27)(a)	22,192	22,805,487

		613,772,316

Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 09/15/19)	3,100	3,100,000
5.75%, 03/01/27 (Call 03/01/22)(b)	11,795	11,883,462
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 04/01/19)(a)(b)	17,364	17,639,964
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(c)(d)	7,271	6,324,760
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)(a)	27,265	27,810,300
5.88%, 03/31/25 (Call 10/02/24)(a)	27,411	29,158,479
7.00%, 06/30/24 (Call 01/01/24)(a)	23,976	26,630,098
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)(a)	26,498	26,849,666
5.63%, 10/01/26 (Call 10/01/21)(b)	21,101	21,496,644
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75%, 04/01/25 (Call 04/01/20)(a)	7,888	7,939,765
6.25%, 04/01/23 (Call 03/18/19)(a)	11,811	12,125,960
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	11,143	11,083,803
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	9,640	9,836,415
5.35%, 03/15/20(a)(b)	5,701	5,813,924
5.38%, 07/15/25 (Call 04/15/25)(a)	15,725	16,354,000
5.85%, 05/21/43 (Call 05/21/23)(b)(c)(d)	7,983	7,137,999
Energy Transfer LP 4.25%, 03/15/23 (Call 12/15/22)(a)	18,432	18,670,680
5.50%, 06/01/27 (Call 03/01/27)	19,702	20,656,371
5.88%, 01/15/24 (Call 10/15/23)(a)	23,503	25,242,504
7.50%, 10/15/20	19,139	20,335,187
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	13,433	12,829,915
4.40%, 04/01/24 (Call 01/01/24)(a)	10,167	9,911,237
4.85%, 07/15/26 (Call 04/15/26)	5,700	5,586,000
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 04/01/19)	6,934	6,908,215
6.25%, 05/15/26 (Call 02/15/21)(a)	8,181	7,591,895
6.50%, 10/01/25 (Call 10/01/20)	9,631	9,235,829
6.75%, 08/01/22 (Call 04/01/19)	15,115	15,429,109
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(a)(b)	13,360	13,534,849
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	13,089	13,199,438
NuStar Logistics LP 4.80%, 09/01/20	8,086	8,204,298
5.63%, 04/28/27 (Call 01/28/27)(a)	11,061	11,135,662
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)(b)	447	455,940
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 03/18/19)(a)	7,148	6,958,450

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(b)	$10,615	$10,633,245
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	14,975	15,316,430
5.50%, 01/15/28 (Call 01/15/23)(b)	14,710	14,673,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 04/01/19)	11,069	10,932,368
5.00%, 01/15/28 (Call 01/15/23)	14,502	14,048,812
5.13%, 02/01/25 (Call 02/01/20)(a)	9,643	9,770,386
5.25%, 05/01/23 (Call 04/01/19)	10,339	10,468,134
5.38%, 02/01/27 (Call 02/01/22)(a)	9,195	9,264,054
5.88%, 04/15/26 (Call 04/15/21)(a)(b)	18,635	19,409,843
6.50%, 07/15/27 (Call 07/15/22)(b)	12,359	13,068,355
6.75%, 03/15/24 (Call 09/15/19)(a)	11,529	12,077,895
6.88%, 01/15/29 (Call 01/15/24)(b)	14,099	15,050,682

		601,784,247

Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	19,980	19,730,250
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)(a)	22,722	22,293,595
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	10,118	9,156,790
5.25%, 12/01/21 (Call 04/01/19)(a)(b)	9,256	9,271,427

		60,452,062

Real Estate Investment Trusts — 2.9%
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(a)	7,908	6,589,451
5.95%, 12/15/26 (Call 09/15/26)(a)	12,744	9,685,440
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)(a)	13,764	13,981,214
5.38%, 03/15/27 (Call 03/15/22)(a)	10,340	10,524,181
Equinix Inc. 5.38%, 01/01/22 (Call 04/01/19)(a)	12,853	13,198,424
5.38%, 04/01/23 (Call 04/01/19)(a)	17,264	17,587,700
5.38%, 05/15/27 (Call 05/15/22)(a)	24,316	25,136,665
5.75%, 01/01/25 (Call 01/01/20)(a)	9,876	10,283,385
5.88%, 01/15/26 (Call 01/15/21)(a)	21,221	22,228,997
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	25,616	25,543,955
Iron Mountain Inc. 4.38%, 06/01/21 (Call 03/11/19)(a)(b)	7,085	7,097,915
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	20,087	18,982,215
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	15,291	14,679,360
5.75%, 08/15/24 (Call 03/11/19)(a)	17,786	17,824,907
6.00%, 08/15/23 (Call 03/11/19)(a)	10,687	10,991,426
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)(a)	8,531	8,568,915
5.25%, 09/15/22 (Call 09/15/19)(a)	7,903	7,744,940
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)(a)	10,618	10,180,809
5.63%, 05/01/24 (Call 02/01/24)(a)	19,771	20,425,914
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	13,102	13,396,795
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27 (Call 10/15/22)	27,756	27,640,349
5.25%, 08/01/26 (Call 08/01/21)(a)	8,688	8,819,872
6.38%, 03/01/24 (Call 04/01/19)(a)	7,429	7,803,840

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)(a)	$14,972	$14,866,054
4.88%, 07/15/22 (Call 04/01/19)(a)	14,859	15,058,152
4.88%, 09/01/24 (Call 09/01/19)(a)	21,791	21,763,761
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)(a)	9,423	9,349,972
4.75%, 03/15/25 (Call 09/15/24)(a)	8,988	8,723,978
5.00%, 12/15/21 (Call 09/15/21)(a)	14,130	14,426,730
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 12/15/19)(a)(b)	9,938	8,248,540
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 04/01/19)(a)(b)	10,644	9,898,920
8.25%, 10/15/23 (Call 04/15/19)	19,493	16,910,178

		448,162,954

Retail — 3.0%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	27,273	26,586,061
4.63%, 01/15/22 (Call 04/01/19)(a)(b)	23,145	23,257,948
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	51,130	49,466,179
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	25,597	23,893,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 04/01/19)(a)	6,262	5,613,296
6.75%, 01/15/22 (Call 04/01/19)(a)	8,161	7,273,491
6.75%, 06/15/23 (Call 06/15/19)(a)	9,058	8,106,910
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(a)(b)	25,962	26,128,006
8.75%, 10/01/25 (Call 10/01/20)(b)	12,294	12,694,379
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 07/01/19)(a)(b)	9,269	7,924,995
8.63%, 03/15/25 (Call 03/15/21)(b)	6,116	3,654,310
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	13,757	13,503,355
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	19,956	20,165,538
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,883	20,200,780
L Brands Inc. 5.25%, 02/01/28	9,205	7,962,325
5.63%, 02/15/22(a)	18,225	18,607,900
5.63%, 10/15/23	9,652	9,572,285
6.63%, 04/01/21	14,360	15,045,364
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 04/01/19)(a)(b)	10,450	5,464,790
Penske Automotive Group Inc. 5.50%, 05/15/26 (Call 05/15/21)(a)	10,015	9,851,756
5.75%, 10/01/22 (Call 04/01/19)(a)	11,681	11,897,737
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)(b)	20,890	16,652,746
7.13%, 03/15/23 (Call 04/01/19)(a)(b)	28,045	18,993,476
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	8,161	5,545,538
QVC Inc. 4.38%, 03/15/23(a)	14,167	14,286,575
4.45%, 02/15/25 (Call 11/15/24)(a)	10,096	9,816,683
4.85%, 04/01/24	12,349	12,444,238
5.13%, 07/02/22(a)	8,251	8,598,559
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/19)(a)(b)	26,219	22,351,697
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	18,788	18,412,240

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	$9,798	$9,664,043

		463,636,400

Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	12,695	13,378,237

Software — 2.3%
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)(a)	12,039	11,825,819
5.00%, 10/15/24 (Call 07/15/24)(a)	6,755	6,817,122
5.88%, 06/15/26 (Call 06/15/21)(a)	10,595	10,912,850
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	20,045	19,551,769
First Data Corp. 5.00%, 01/15/24 (Call 03/11/19)(a)(b)	27,453	28,173,916
5.38%, 08/15/23 (Call 03/11/19)(a)(b)	20,964	21,450,365
5.75%, 01/15/24 (Call 03/11/19)(a)(b)	29,671	30,618,988
Infor U.S. Inc., 6.50%, 05/15/22 (Call 03/18/19)(a)	30,853	31,462,964
IQVIA Inc. 4.88%, 05/15/23 (Call 04/01/19)(b)	14,228	14,501,445
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	19,834	20,181,095
MSCI Inc. 4.75%, 08/01/26 (Call 08/01/21)(a)(b)	9,951	9,954,553
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	14,237	14,666,088
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	8,339	8,640,483
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	13,450	14,062,455
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	9,875	10,047,812
Open Text Corp. 5.63%, 01/15/23 (Call 04/01/19)(a)(b)	12,178	12,513,481
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	14,935	15,685,484
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	22,763	19,840,711
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 04/01/19)(a)(b)	32,299	35,004,041
Veritas U.S. Inc./Veritas Bermuda Ltd. 7.50%, 02/01/23 (Call 03/11/19)(a)(b)	7,570	7,134,725
10.50%, 02/01/24 (Call 03/11/19)(a)(b)	13,869	11,719,305

		354,765,471

Telecommunications — 9.0%
Anixter Inc., 5.13%, 10/01/21(a)	6,953	7,087,714
C&W Senior Financing DAC 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	11,085	10,895,677
7.50%, 10/15/26 (Call 10/15/21)(b)	8,413	8,591,776
CenturyLink Inc. 5.63%, 04/01/25 (Call 01/01/25)(a)	9,834	9,404,812
Series S, 6.45%, 06/15/21(a)	23,041	23,958,589
Series T, 5.80%, 03/15/22(a)	25,585	26,299,249
Series V, 5.63%, 04/01/20	10,554	10,741,861
Series W, 6.75%, 12/01/23(a)	13,363	13,918,366
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	18,643	19,755,754
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	12,268	11,071,870
CommScope Finance LLC 5.50%, 03/01/24 (Call 03/01/21)(b)	9,480	9,650,166
6.00%, 03/01/26 (Call 03/01/22)(b)	20,795	21,262,887
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	11,935	12,382,563

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc. 5.00%, 06/15/21 (Call 03/11/19)(a)(b)	$11,632	$11,667,511
5.50%, 06/15/24 (Call 06/15/19)(b)	9,797	9,410,733
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)(b)	11,997	10,740,914
6.00%, 06/15/25 (Call 06/15/20)(b)	30,744	29,053,080
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(a)	13,459	7,272,907
7.13%, 01/15/23	15,465	9,165,461
7.63%, 04/15/24(a)	12,447	7,001,438
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	29,478	27,414,540
8.75%, 04/15/22	9,113	6,196,840
10.50%, 09/15/22 (Call 06/15/22)	40,910	29,352,925
11.00%, 09/15/25 (Call 06/15/25)	64,540	41,332,494
Hughes Satellite Systems Corp. 5.25%, 08/01/26(a)	14,657	14,422,155
6.63%, 08/01/26(a)	14,411	14,122,780
7.63%, 06/15/21(a)	16,745	17,959,013
Inmarsat Finance PLC 4.88%, 05/15/22 (Call 04/01/19)(a)(b)	18,561	18,521,172
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	6,938	6,868,620
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	23,532	22,826,040
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 04/01/19)	37,391	34,212,765
8.00%, 02/15/24 (Call 04/01/19)(a)(b)	19,371	20,218,481
8.50%, 10/15/24 (Call 10/15/20)(b)	53,153	53,668,584
9.50%, 09/30/22(b)	9,481	10,999,230
9.75%, 07/15/25 (Call 07/15/21)(b)	27,113	28,197,520
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 04/15/19)(a)	18,137	15,189,738
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)(d)	10,395	10,789,100
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 04/01/19)(a)	14,673	14,771,055
5.25%, 03/15/26 (Call 03/15/21)(a)	14,549	14,292,117
5.38%, 08/15/22 (Call 04/01/19)(a)	20,566	20,720,245
5.38%, 01/15/24 (Call 04/01/19)(a)	16,956	17,096,243
5.38%, 05/01/25 (Call 05/01/20)(a)	15,757	15,697,911
5.63%, 02/01/23 (Call 04/01/19)(a)	9,464	9,550,507
6.13%, 01/15/21 (Call 04/01/19)	7,840	7,878,792
Nokia OYJ 3.38%, 06/12/22	9,986	9,782,535
4.38%, 06/12/27(a)	10,294	10,133,156
Qwest Corp., 6.75%, 12/01/21(a)	17,539	18,710,824
Sprint Communications Inc. 6.00%, 11/15/22	41,432	42,131,356
7.00%, 03/01/20(b)	10,236	10,568,670
7.00%, 08/15/20	26,424	27,544,378
11.50%, 11/15/21	16,217	18,889,562
Sprint Corp. 7.13%, 06/15/24	44,632	46,019,774
7.25%, 09/15/21	35,431	37,423,994
7.63%, 02/15/25 (Call 11/15/24)(a)	27,562	28,921,438
7.63%, 03/01/26 (Call 11/01/25)	27,943	29,118,352
7.88%, 09/15/23	75,742	81,063,633
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	27,124	26,411,995
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	19,859	20,061,959

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	$7,921	$7,939,565
4.50%, 02/01/26 (Call 02/01/21)	18,768	18,525,517
4.75%, 02/01/28 (Call 02/01/23)	27,193	26,442,473
5.13%, 04/15/25 (Call 04/15/20)	8,465	8,673,980
5.38%, 04/15/27 (Call 04/15/22)	10,024	10,271,676
6.00%, 03/01/23 (Call 03/11/19)	16,830	17,292,825
6.00%, 04/15/24 (Call 04/15/19)	18,710	19,395,534
6.38%, 03/01/25 (Call 09/01/19)	31,446	32,782,455
6.50%, 01/15/24 (Call 03/11/19)(a)	13,324	13,761,350
6.50%, 01/15/26 (Call 01/15/21)(a)	36,659	39,239,709
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	36,144	31,354,920

		1,374,093,825

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)	28,862	28,465,147

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 04/01/19)(a)(b)	8,332	3,728,570
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	10,628	10,588,145
6.50%, 06/15/22 (Call 04/01/19)(b)	23,816	24,262,550
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	17,550	17,659,687

		56,238,952

Trucking & Leasing — 0.7%
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(b)	18,222	18,404,220
5.25%, 05/15/24 (Call 04/15/24)(b)	4,855	4,976,375
5.50%, 01/15/23 (Call 12/15/22)(b)	8,705	8,924,366
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	16,446	16,293,103
5.25%, 08/15/22(a)(b)	32,071	32,831,404
5.50%, 02/15/24(a)(b)	21,720	22,425,900

		103,855,368

Total Corporate Bonds & Notes — 98.2% (Cost: $15,567,053,774)		15,070,194,894

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 24.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	3,540,731	$3,542,147,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)	195,221	195,221,490

		3,737,368,907

Total Short-Term Investments — 24.4% (Cost: $3,736,186,466)		3,737,368,907

Total Investments in Securities — 122.6% (Cost: $19,303,240,240)		18,807,563,801

Other Assets, Less Liabilities — (22.6)%		(3,465,699,831)

Net Assets — 100.0%		$15,341,863,970

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,511,252	29,479	3,540,731	$3,542,147,417	$22,007,060	(b)	$198,538		$837,192
BlackRock Cash Funds: Treasury, SL Agency Shares	210,259	(15,038)	195,221	195,221,490	3,318,650		—		—

				$3,737,368,907	$25,325,710		$198,538		$837,192

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ High Yield Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$15,070,194,894	$—	$15,070,194,894
Money Market Funds	3,737,368,907	—	—	3,737,368,907

	$3,737,368,907	$15,070,194,894	$—	$18,807,563,801

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$20,782	$20,031,842
3.63%, 05/01/22(a)	2,162	2,175,884
3.65%, 11/01/24 (Call 08/01/24)(a)	13,353	13,213,734
WPP Finance 2010
3.75%, 09/19/24(a)	8,913	8,647,721
4.75%, 11/21/21(a)	2,356	2,403,947

		46,473,128

Aerospace & Defense — 1.9%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	10,773	10,525,452
3.38%, 05/15/23 (Call 04/15/23)	11,763	11,925,306
3.50%, 05/15/25 (Call 03/15/25)(a)	12,936	13,166,389
3.75%, 05/15/28 (Call 02/15/28)(a)	9,364	9,587,236
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(a)	7,204	7,307,841
4.40%, 06/15/28 (Call 03/15/28)(a)	14,490	14,967,147
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	14,715	14,429,032
3.35%, 09/15/21	8,355	8,468,497
3.55%, 01/15/26 (Call 10/15/25)(a)	21,771	22,141,061
3.80%, 03/01/45 (Call 09/01/44)	12,153	11,446,253
4.07%, 12/15/42	9,356	9,157,363
4.09%, 09/15/52 (Call 03/15/52)(a)	22,522	21,726,606
4.70%, 05/15/46 (Call 11/15/45)(a)	9,591	10,315,402
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	12,298	12,070,733
2.93%, 01/15/25 (Call 11/15/24)(a)	23,967	23,240,941
3.20%, 02/01/27 (Call 11/01/26)(a)	7,149	6,895,872
3.25%, 08/01/23(a)	10,487	10,505,376
3.25%, 01/15/28 (Call 10/15/27)(a)	28,010	26,771,093
4.03%, 10/15/47 (Call 04/15/47)	27,186	25,446,256
4.75%, 06/01/43	11,872	12,366,726
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	16,952	16,719,125
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	13,023	12,814,477
3.20%, 03/15/24 (Call 01/15/24)	7,410	7,260,985
3.50%, 03/15/27 (Call 12/15/26)	21,634	20,872,154
4.35%, 04/15/47 (Call 10/15/46)	13,512	12,738,114
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)(a)	3,289	3,205,123
2.65%, 11/01/26 (Call 08/01/26)	15,140	14,052,568
2.80%, 05/04/24 (Call 03/04/24)	15,747	15,281,796
3.10%, 06/01/22(a)	21,874	21,852,351
3.13%, 05/04/27 (Call 02/04/27)	7,560	7,180,484
3.65%, 08/16/23 (Call 07/16/23)(a)	22,166	22,490,845
3.75%, 11/01/46 (Call 05/01/46)(a)	9,357	8,203,362
3.95%, 08/16/25 (Call 06/16/25)(a)	22,686	23,143,150
4.13%, 11/16/28 (Call 08/16/28)	33,163	33,591,237
4.15%, 05/15/45 (Call 11/16/44)	16,202	15,160,733
4.45%, 11/16/38 (Call 05/16/38)	9,325	9,262,415
4.50%, 06/01/42	35,011	34,563,038
4.63%, 11/16/48 (Call 05/16/48)(a)	17,330	17,433,789
5.70%, 04/15/40(a)	14,348	16,169,783
6.13%, 07/15/38(a)	18,300	21,314,548

		615,770,659

Security	Par (000)	Value

Agriculture — 1.7%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	$235	$209,394
2.85%, 08/09/22	23,426	23,041,882
3.80%, 02/14/24 (Call 01/14/24)(a)	11,865	11,873,010
3.88%, 09/16/46 (Call 03/16/46)(a)	19,955	15,096,049
4.00%, 01/31/24(a)	18,984	19,189,170
4.25%, 08/09/42(a)	12,203	9,832,112
4.40%, 02/14/26 (Call 12/14/25)	16,600	16,743,353
4.80%, 02/14/29 (Call 11/14/28)	33,085	33,019,578
5.38%, 01/31/44(a)	20,363	19,074,014
5.80%, 02/14/39 (Call 08/14/38)	23,100	22,972,918
5.95%, 02/14/49 (Call 08/14/48)	30,320	30,213,744
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	11,215	10,553,937
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	24,162	23,500,454
3.22%, 08/15/24 (Call 06/15/24)(a)	27,444	26,378,533
3.56%, 08/15/27 (Call 05/15/27)(a)	40,756	37,340,871
4.39%, 08/15/37 (Call 02/15/37)(a)	35,840	30,018,530
4.54%, 08/15/47 (Call 02/15/47)(a)	28,535	23,013,535
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	4,105	4,003,985
2.50%, 08/22/22(a)	11,838	11,598,556
2.50%, 11/02/22 (Call 10/02/22)(a)	6,600	6,446,740
2.75%, 02/25/26 (Call 11/25/25)	8,882	8,379,968
2.90%, 11/15/21(a)	3,278	3,265,309
3.25%, 11/10/24(a)	5,035	4,993,558
3.38%, 08/11/25 (Call 05/11/25)(a)	9,233	9,167,127
3.88%, 08/21/42(a)	7,591	6,600,822
4.13%, 03/04/43	8,538	7,654,490
4.25%, 11/10/44(a)	12,693	11,658,278
4.38%, 11/15/41(a)	13,615	12,659,989
4.88%, 11/15/43	8,081	7,993,393
6.38%, 05/16/38(a)	22,654	26,608,532
Reynolds American Inc.
4.00%, 06/12/22(a)	9,506	9,615,423
4.45%, 06/12/25 (Call 03/12/25)(a)	30,952	31,201,616
5.70%, 08/15/35 (Call 02/15/35)	8,976	8,896,399
5.85%, 08/15/45 (Call 02/15/45)	30,105	28,705,683

		551,520,952

Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	8,169	8,137,533

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	14,984	14,135,302
3.88%, 11/01/45 (Call 05/01/45)(a)	12,979	12,783,017

		26,918,319

Auto Manufacturers — 1.7%
Daimler Finance North America LLC
3.65%, 02/22/24(b)	12,000	11,937,797
8.50%, 01/18/31	19,809	27,040,250
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	18,258	16,565,138
4.75%, 01/15/43	20,518	15,657,152
5.29%, 12/08/46 (Call 06/08/46)(a)	20,684	16,671,341
7.45%, 07/16/31(a)	24,757	26,113,495
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	4,000	3,772,870
3.10%, 05/04/23	6,393	5,879,512

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.34%, 03/28/22 (Call 02/28/22)(a)	$4,028	$3,865,017
3.66%, 09/08/24(a)	11,658	10,560,078
3.81%, 01/09/24 (Call 11/09/23)(a)	5,783	5,367,505
3.82%, 11/02/27 (Call 08/02/27)(a)	8,740	7,415,559
4.13%, 08/04/25	17,749	16,221,965
4.14%, 02/15/23 (Call 01/15/23)(a)	8,935	8,627,518
4.25%, 09/20/22(a)	10,076	9,881,356
4.38%, 08/06/23(a)	11,766	11,433,049
4.39%, 01/08/26(a)	19,649	17,930,966
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	9,079	8,500,335
4.88%, 10/02/23(a)	7,801	8,039,065
5.00%, 10/01/28 (Call 07/01/28)(a)	13,040	12,767,889
5.00%, 04/01/35	7,755	6,899,637
5.15%, 04/01/38 (Call 10/01/37)	15,474	13,911,915
5.20%, 04/01/45	14,060	12,242,940
5.40%, 04/01/48 (Call 10/01/47)	9,973	8,963,488
5.95%, 04/01/49 (Call 10/01/48)	13,865	13,172,762
6.25%, 10/02/43(a)	13,806	13,585,045
6.60%, 04/01/36 (Call 10/01/35)(a)	14,426	14,935,337
6.75%, 04/01/46 (Call 10/01/45)	8,662	8,912,139
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	15,743	15,433,217
3.25%, 01/05/23 (Call 12/05/22)(a)	2,408	2,344,833
3.45%, 01/14/22 (Call 12/14/21)(a)	14,431	14,392,410
3.45%, 04/10/22 (Call 02/10/22)	11,650	11,573,301
3.50%, 11/07/24 (Call 09/07/24)(a)	9,876	9,329,233
3.70%, 05/09/23 (Call 03/09/23)(a)	15,999	15,734,260
3.95%, 04/13/24 (Call 02/13/24)(a)	13,635	13,241,109
4.00%, 01/15/25 (Call 10/15/24)	11,287	10,846,543
4.00%, 10/06/26 (Call 07/06/26)(a)	5,930	5,554,297
4.15%, 06/19/23 (Call 05/19/23)	16,104	16,067,409
4.30%, 07/13/25 (Call 04/13/25)(a)	8,544	8,309,521
4.35%, 04/09/25 (Call 02/09/25)(a)	13,795	13,458,699
4.35%, 01/17/27 (Call 10/17/26)	11,483	10,876,930
5.10%, 01/17/24 (Call 12/17/23)	8,090	8,267,126
5.25%, 03/01/26 (Call 12/01/25)(a)	18,346	18,594,702
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,150	2,178,854
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	5,790	5,639,249
3.20%, 01/11/27(a)	11,533	11,428,833
3.30%, 01/12/22(a)	5,280	5,340,811
3.45%, 09/20/23(a)	11,025	11,197,741

		546,680,198

Banks — 25.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	3,135	3,080,563
2.55%, 11/23/21(a)	2,794	2,747,942
2.63%, 05/19/22(a)	647	635,558
2.63%, 11/09/22	7,580	7,453,999
3.70%, 11/16/25(a)	12,242	12,384,051
Banco Santander SA
3.13%, 02/23/23	9,287	9,007,741
3.50%, 04/11/22(a)	12,312	12,266,664
3.80%, 02/23/28	20,310	19,112,358
3.85%, 04/12/23(a)	10,275	10,209,119
4.25%, 04/11/27(a)	13,887	13,605,048
4.38%, 04/12/28(a)	12,822	12,616,852
5.18%, 11/19/25(a)	2,498	2,561,399

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	$1,541	$1,524,269
2.50%, 10/21/22 (Call 10/21/21)(a)	14,191	13,875,987
2.82%, 07/21/23 (Call 07/21/22)(a)(c)(d)	3,824	3,763,530
2.88%, 04/24/23 (Call 04/24/22)(a)(c)(d)	9,588	9,464,320
3.00%, 12/20/23 (Call 12/20/22)(a)(c)(d)	38,476	38,011,148
3.09%, 10/01/25 (Call 10/01/24)(a)(c)(d)	15,699	15,315,532
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	18,242	18,167,972
3.25%, 10/21/27 (Call 10/21/26)(a)	24,487	23,438,587
3.30%, 01/11/23	45,268	45,434,627
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	28,650	28,187,073
3.42%, 12/20/28 (Call 12/20/27)(a)(c)(d)	67,182	64,817,355
3.50%, 04/19/26(a)	27,269	27,032,613
3.55%, 03/05/24 (Call 03/05/23)(a)(c)(d)	11,605	11,642,584
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	26,642	26,041,417
3.71%, 04/24/28 (Call 04/24/27)(a)(c)(d)	24,797	24,460,153
3.82%, 01/20/28 (Call 01/20/27)(a)(c)(d)	26,796	26,654,517
3.86%, 07/23/24 (Call 07/23/23)(c)(d)	22,167	22,531,705
3.88%, 08/01/25(a)	23,409	23,850,786
3.95%, 01/23/49 (Call 01/23/48)(a)(c)(d)	11,259	10,608,523
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	25,900	25,988,006
3.97%, 02/07/30 (Call 02/07/29)(a)(c)(d)	18,145	18,228,781
4.00%, 04/01/24(a)	34,769	35,792,940
4.00%, 01/22/25	23,363	23,444,771
4.10%, 07/24/23(a)	20,858	21,506,160
4.13%, 01/22/24(a)	30,881	31,908,324
4.20%, 08/26/24(a)	36,540	37,369,334
4.24%, 04/24/38 (Call 04/24/37)(a)(c)(d)	31,988	31,883,243
4.25%, 10/22/26	25,660	25,815,831
4.27%, 07/23/29 (Call 07/23/28)(a)(c)(d)	38,416	39,447,673
4.44%, 01/20/48 (Call 01/20/47)(a)(c)(d)	27,111	27,611,233
4.45%, 03/03/26	28,116	28,641,317
4.88%, 04/01/44	951	1,023,993
5.00%, 01/21/44(a)	16,072	17,558,880
5.70%, 01/24/22(a)	1,827	1,962,428
5.88%, 02/07/42(a)	16,671	20,268,300
6.11%, 01/29/37	24,203	27,925,378
7.75%, 05/14/38(a)	16,367	22,155,813
Series L, 3.95%, 04/21/25	34,045	34,037,738
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	24,814	24,694,821
Bank of America N.A., 6.00%, 10/15/36(a)	13,770	16,469,847
Bank of Montreal
2.35%, 09/11/22(a)	6,320	6,170,715
2.55%, 11/06/22 (Call 10/06/22)(a)	5,167	5,066,476
Series E, 3.30%, 02/05/24(a)	18,890	18,832,854
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	8,038	7,724,593
2.45%, 08/17/26 (Call 05/17/26)	7,416	6,949,190
2.66%, 05/16/23 (Call 05/16/22)(a)(c)(d)	535	526,435
2.80%, 05/04/26 (Call 02/04/26)(a)	10,584	10,176,841
2.95%, 01/29/23 (Call 12/29/22)	15,466	15,389,688
3.25%, 05/16/27 (Call 02/16/27)	16,631	16,420,405
3.30%, 08/23/29 (Call 05/23/29)	8,923	8,682,651
3.40%, 01/29/28 (Call 10/29/27)(a)	13,250	13,218,028
3.44%, 02/07/28 (Call 02/07/27)(a)(c)(d)	762	759,866
3.45%, 08/11/23(a)	9,945	10,081,401
3.50%, 04/28/23(a)	15,811	16,036,400
3.65%, 02/04/24 (Call 01/05/24)	14,912	15,226,852
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	10,457	10,297,151

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	$7,254	$7,105,813
2.70%, 03/07/22(a)	3,003	2,975,727
2.80%, 07/21/21(a)	10,955	10,898,431
3.40%, 02/11/24(a)	19,000	19,016,895
4.50%, 12/16/25(a)	11,376	11,676,727
Barclays PLC
3.65%, 03/16/25	16,632	15,949,193
3.68%, 01/10/23 (Call 01/10/22)(a)	8,914	8,830,841
4.34%, 05/16/24 (Call 05/16/23)(a)(c)(d)	25,630	25,576,377
4.34%, 01/10/28 (Call 01/10/27)(a)	14,228	13,777,492
4.38%, 09/11/24(a)	12,238	12,023,740
4.38%, 01/12/26(a)	32,061	31,834,931
4.84%, 05/09/28 (Call 05/07/27)(a)	21,289	20,543,681
4.95%, 01/10/47(a)	16,436	15,648,548
4.97%, 05/16/29 (Call 05/16/28)(a)(c)(d)	19,356	19,600,457
5.20%, 05/12/26(a)	30,364	30,620,111
5.25%, 08/17/45	16,638	16,671,585
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)(a)	9,717	9,654,983
2.85%, 10/26/24 (Call 09/26/24)	14,469	14,163,551
3.70%, 06/05/25 (Call 05/05/25)	15,065	15,347,077
3.75%, 12/06/23 (Call 11/06/23)	5,171	5,294,168
BNP Paribas SA
3.25%, 03/03/23	12,268	12,341,228
4.25%, 10/15/24(a)	10,636	10,689,782
BPCE SA
2.75%, 12/02/21(a)	8,566	8,448,185
4.00%, 04/15/24(a)	16,373	16,697,688
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	3,176	3,146,689
3.63%, 09/16/25 (Call 08/16/25)(a)	20,010	20,073,066
3.80%, 10/30/26 (Call 09/30/26)	7,479	7,523,371
Canadian Imperial Bank of Commerce
2.55%, 06/16/22(a)	10,016	9,900,707
3.50%, 09/13/23(a)	11,470	11,610,865
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	3,262	3,174,744
2.65%, 08/08/22 (Call 07/08/22)(a)	7,631	7,440,053
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	12,405	12,605,698
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)(a)	12,809	12,580,042
2.75%, 04/25/22 (Call 03/25/22)(a)	10,088	9,957,147
2.88%, 07/24/23 (Call 07/24/22)(a)(c)(d)	32,187	31,739,948
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	17,764	17,677,841
3.20%, 10/21/26 (Call 07/21/26)(a)	43,951	42,071,721
3.30%, 04/27/25(a)	18,703	18,446,352
3.40%, 05/01/26(a)	14,200	13,850,872
3.50%, 05/15/23(a)	18,918	18,970,023
3.52%, 10/27/28 (Call 10/27/27)(a)(c)(d)	22,364	21,643,045
3.67%, 07/24/28 (Call 07/24/27)(a)(c)(d)	28,973	28,367,531
3.70%, 01/12/26(a)	13,862	13,817,127
3.75%, 06/16/24(a)	673	683,011
3.88%, 10/25/23(a)	15,457	15,844,394
3.88%, 03/26/25(a)	13,423	13,322,293
3.88%, 01/24/39 (Call 01/24/38)(a)(c)(d)	9,699	9,176,920
3.89%, 01/10/28 (Call 01/10/27)(a)(c)(d)	42,329	42,168,666
4.00%, 08/05/24(a)	3,866	3,891,255
4.04%, 06/01/24 (Call 06/01/23)(a)(c)(d)	15,663	16,003,225
4.05%, 07/30/22(a)	16,665	17,060,949

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	$20,500	$20,675,123
4.13%, 07/25/28(a)	20,360	20,014,135
4.28%, 04/24/48 (Call 04/24/47)(a)(c)(d)	11,480	11,404,289
4.30%, 11/20/26(a)	13,739	13,761,058
4.40%, 06/10/25	29,271	29,774,874
4.45%, 09/29/27(a)	40,551	40,742,774
4.50%, 01/14/22	16,616	17,216,673
4.60%, 03/09/26(a)	14,133	14,450,177
4.65%, 07/30/45	14,125	14,642,702
4.65%, 07/23/48 (Call 06/23/48)	29,302	30,499,195
4.75%, 05/18/46(a)	25,129	24,729,723
5.30%, 05/06/44	12,038	12,752,288
5.50%, 09/13/25(a)	12,975	14,023,841
5.88%, 01/30/42	13,326	15,801,023
6.63%, 06/15/32(a)	12,208	14,437,521
6.68%, 09/13/43(a)	13,614	16,752,318
8.13%, 07/15/39	27,005	39,199,945
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	10,817	10,903,218
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)(a)	7,973	7,784,996
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	32,424	31,271,486
3.95%, 11/09/22	18,906	19,066,278
4.38%, 08/04/25(a)	23,578	23,950,962
4.63%, 12/01/23	21,021	21,654,560
5.25%, 05/24/41(a)	16,543	18,927,718
5.25%, 08/04/45(a)	4,414	4,759,927
5.75%, 12/01/43(a)	10,949	12,542,189
Cooperatieve Rabobank UA/NY
2.75%, 01/10/23(a)	16,418	16,118,887
3.38%, 05/21/25(a)	16,134	16,169,306
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,875	1,869,885
3.63%, 09/09/24(a)	35,185	35,226,476
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	24,572	24,183,389
3.80%, 09/15/22(a)	24,601	24,749,037
3.80%, 06/09/23	20,875	20,843,343
4.55%, 04/17/26(a)	27,117	27,781,453
4.88%, 05/15/45(a)	22,707	23,240,283
Deutsche Bank AG
4.10%, 01/13/26(a)	803	765,002
4.25%, 10/14/21	1,515	1,501,395
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	10,513	9,829,740
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	4,829	4,575,661
3.70%, 05/30/24	11,908	11,166,940
3.95%, 02/27/23(a)	9,873	9,543,825
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	461	459,421
3.35%, 02/06/23 (Call 01/06/23)	6,668	6,608,489
3.45%, 07/27/26 (Call 04/27/26)(a)	18,532	17,510,959
4.20%, 08/08/23	12,485	12,751,899
4.65%, 09/13/28 (Call 06/13/28)(a)	4,200	4,257,224
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	2,318	2,345,224
3.95%, 03/14/28 (Call 02/14/28)(a)	4,370	4,387,961
4.30%, 01/16/24 (Call 12/16/23)(a)	8,961	9,231,447
8.25%, 03/01/38	9,282	12,736,514

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)(a)	$21,294	$21,223,800
3.95%, 07/28/25 (Call 06/28/25)(a)	1,125	1,157,111
Goldman Sachs Group Inc. (The)
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	29,362	28,910,368
2.91%, 06/05/23 (Call 06/05/22)(c)(d)	20,745	20,364,454
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	20,506	20,090,690
3.00%, 04/26/22 (Call 04/26/21)(a)	23,721	23,539,511
3.20%, 02/23/23 (Call 01/23/23)(a)	22,266	22,111,648
3.27%, 09/29/25 (Call 09/29/24)(a)(c)(d)	28,413	27,535,672
3.50%, 01/23/25 (Call 10/23/24)(a)	36,717	36,090,116
3.50%, 11/16/26 (Call 11/16/25)	27,422	26,388,232
3.63%, 01/22/23(a)	31,403	31,599,806
3.63%, 02/20/24 (Call 01/20/24)(a)	10,690	10,673,485
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	33,405	32,295,857
3.75%, 05/22/25 (Call 02/22/25)(a)	32,919	32,787,182
3.75%, 02/25/26 (Call 11/25/25)	19,214	18,945,027
3.81%, 04/23/29 (Call 04/23/28)(a)(c)(d)	33,728	32,749,193
3.85%, 07/08/24 (Call 04/08/24)	27,840	28,084,009
3.85%, 01/26/27 (Call 01/26/26)(a)	27,472	26,958,260
4.00%, 03/03/24(a)	30,591	31,034,459
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	29,084	26,927,581
4.22%, 05/01/29 (Call 05/01/28)(a)(c)(d)	37,750	37,785,912
4.25%, 10/21/25(a)	18,575	18,616,224
4.41%, 04/23/39 (Call 04/23/38)(a)(c)(d)	20,330	19,689,786
4.75%, 10/21/45 (Call 04/21/45)(a)	23,824	24,105,886
4.80%, 07/08/44 (Call 01/08/44)(a)	25,928	26,312,914
5.15%, 05/22/45	19,712	19,840,374
5.75%, 01/24/22	26,702	28,504,377
5.95%, 01/15/27(a)	7,449	8,173,563
6.13%, 02/15/33	365	430,969
6.25%, 02/01/41(a)	27,285	32,846,507
6.45%, 05/01/36(a)	855	999,720
6.75%, 10/01/37	64,138	76,464,522
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	7,592	8,535,840
5.88%, 11/01/34	12,733	14,752,948
HSBC Holdings PLC
2.65%, 01/05/22(a)	11,158	10,997,858
2.95%, 05/25/21(a)	2,124	2,113,990
3.03%, 11/22/23 (Call 11/22/22)(a)(c)(d)	13,819	13,570,809
3.26%, 03/13/23 (Call 03/13/22)(a)(c)(d)	31,652	31,412,913
3.60%, 05/25/23(a)	22,400	22,501,488
3.90%, 05/25/26	35,822	35,614,766
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	10,685	10,780,027
4.00%, 03/30/22(a)	28,605	29,306,478
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	22,709	22,430,095
4.25%, 03/14/24(a)	14,128	14,269,272
4.25%, 08/18/25(a)	24,469	24,676,568
4.29%, 09/12/26 (Call 09/12/25)(a)(c)(d)	17,590	17,817,980
4.30%, 03/08/26(a)	36,689	37,375,682
4.38%, 11/23/26(a)	15,971	16,068,723
4.58%, 06/19/29 (Call 06/19/28)(a)(c)(d)	31,246	32,023,391
4.88%, 01/14/22(a)	7,027	7,344,976
5.25%, 03/14/44(a)	17,161	18,106,465
6.10%, 01/14/42(a)	10,565	13,130,134
6.50%, 05/02/36(a)	25,853	30,735,965
6.50%, 09/15/37(a)	32,190	38,427,208
6.80%, 06/01/38	23,836	29,435,968
HSBC USA Inc., 3.50%, 06/23/24(a)	9,614	9,612,777

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)(a)	$7,838	$7,650,383
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	2,600	2,630,046
ING Groep NV
3.15%, 03/29/22(a)	11,373	11,294,922
3.95%, 03/29/27(a)	25,699	25,264,381
4.10%, 10/02/23(a)	14,745	14,939,071
4.55%, 10/02/28(a)	22,087	22,563,222
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)(a)	1,800	1,766,871
2.70%, 05/18/23 (Call 03/18/23)(a)	28,372	27,864,836
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	14,729	14,559,705
2.95%, 10/01/26 (Call 07/01/26)(a)	27,506	26,249,355
2.97%, 01/15/23 (Call 01/15/22)(a)	17,243	17,128,517
3.13%, 01/23/25 (Call 10/23/24)(a)	32,837	32,270,683
3.20%, 01/25/23	33,917	33,940,477
3.20%, 06/15/26 (Call 03/15/26)(a)	23,220	22,556,282
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	18,927	18,702,337
3.25%, 09/23/22(a)	34,920	35,101,137
3.30%, 04/01/26 (Call 01/01/26)(a)	32,913	32,227,774
3.38%, 05/01/23(a)	20,124	20,087,163
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	31,023	30,142,819
3.54%, 05/01/28 (Call 05/01/27)(a)(c)(d)	23,077	22,658,522
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	18,338	18,432,501
3.63%, 05/13/24(a)	25,270	25,570,064
3.63%, 12/01/27 (Call 12/01/26)(a)	16,977	16,427,833
3.78%, 02/01/28 (Call 02/01/27)(a)(c)(d)	26,118	26,079,084
3.80%, 07/23/24 (Call 07/23/23)(a)(c)(d)	26,562	26,969,079
3.88%, 02/01/24(a)	20,661	21,176,331
3.88%, 09/10/24	28,699	29,018,552
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	28,717	27,239,651
3.90%, 07/15/25 (Call 04/15/25)(a)	24,456	24,998,605
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	22,281	20,723,821
3.96%, 01/29/27 (Call 01/29/26)(a)(c)(d)	22,375	22,703,798
3.96%, 11/15/48 (Call 11/15/47)(a)(c)(d)	25,408	23,833,352
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	33,303	33,657,764
4.02%, 12/05/24 (Call 12/05/23)(a)(c)(d)	5,240	5,364,651
4.03%, 07/24/48 (Call 07/24/47)(a)(c)(d)	18,043	17,156,522
4.13%, 12/15/26(a)	20,959	21,192,502
4.20%, 07/23/29 (Call 07/23/28)(c)(d)	28,956	29,644,742
4.25%, 10/01/27(a)	17,692	17,945,111
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	23,207	22,893,706
4.35%, 08/15/21(a)	2,836	2,922,036
4.45%, 12/05/29 (Call 12/05/28)(a)(c)(d)	555	581,040
4.50%, 01/24/22(a)	30,005	31,215,015
4.85%, 02/01/44(a)	17,233	18,548,927
4.95%, 06/01/45(a)	20,919	22,186,442
5.40%, 01/06/42	14,958	17,086,305
5.50%, 10/15/40(a)	15,658	18,063,263
5.60%, 07/15/41	19,810	23,176,620
5.63%, 08/16/43(a)	17,916	20,527,436
6.40%, 05/15/38	31,820	39,924,681
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	9,955	9,682,358
3.30%, 06/01/25	7,046	7,006,024
KeyCorp., 4.10%, 04/30/28(a)	2,695	2,739,413
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(c)(d)	39,028	37,781,262
3.57%, 11/07/28 (Call 11/07/27)(a)(c)(d)	20,529	19,299,705

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 01/11/27(a)	$12,059	$11,636,596
4.05%, 08/16/23(a)	24,035	24,271,939
4.34%, 01/09/48	18,666	15,967,087
4.38%, 03/22/28(a)	18,517	18,531,990
4.45%, 05/08/25	24,795	25,348,650
4.50%, 11/04/24(a)	13,888	13,870,616
4.55%, 08/16/28(a)	15,780	15,998,925
4.58%, 12/10/25(a)	18,948	18,698,586
4.65%, 03/24/26(a)	16,255	16,006,573
5.30%, 12/01/45(a)	3,746	3,713,927
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,505	2,544,663
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	2,316	2,267,523
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22(a)	24,885	24,397,672
2.76%, 09/13/26(a)	17,050	16,053,496
3.00%, 02/22/22(a)	5,495	5,461,979
3.29%, 07/25/27	19,481	18,969,045
3.41%, 03/07/24	10,000	9,986,800
3.46%, 03/02/23	16,504	16,529,337
3.68%, 02/22/27(a)	17,756	17,789,884
3.74%, 03/07/29	5,000	5,004,400
3.76%, 07/26/23(a)	21,575	21,894,327
3.78%, 03/02/25	5,962	6,043,294
3.85%, 03/01/26	28,055	28,580,770
3.96%, 03/02/28	9,485	9,684,714
4.05%, 09/11/28(a)	10,700	11,018,823
Mizuho Financial Group Inc.
2.27%, 09/13/21(a)	2,814	2,738,435
2.60%, 09/11/22	8,802	8,563,840
2.84%, 09/13/26(a)	13,729	13,002,056
2.95%, 02/28/22	18,020	17,837,924
3.17%, 09/11/27	20,806	20,103,325
3.55%, 03/05/23(a)	7,085	7,116,184
3.92%, 09/11/24 (Call 09/11/23)(c)(d)	14,639	14,896,477
4.02%, 03/05/28(a)	12,323	12,638,712
4.25%, 09/11/29 (Call 09/11/28)(a)(c)(d)	16,309	16,826,428
Morgan Stanley
2.63%, 11/17/21	25,643	25,286,947
2.75%, 05/19/22(a)	16,829	16,602,950
3.13%, 01/23/23(a)	34,047	33,814,742
3.13%, 07/27/26	38,667	36,856,375
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	39,155	38,092,357
3.63%, 01/20/27	36,568	35,979,347
3.70%, 10/23/24	34,465	34,631,942
3.74%, 04/24/24 (Call 04/24/23)(a)(c)(d)	36,459	36,692,877
3.75%, 02/25/23	28,668	29,115,146
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	32,673	32,151,559
3.88%, 01/27/26(a)	41,120	41,274,040
3.95%, 04/23/27	25,159	24,576,164
3.97%, 07/22/38 (Call 07/22/37)(a)(c)(d)	20,931	19,883,717
4.00%, 07/23/25	31,332	31,860,608
4.10%, 05/22/23(a)	20,766	21,109,590
4.30%, 01/27/45	24,368	23,836,960
4.35%, 09/08/26(a)	29,965	30,104,955
4.38%, 01/22/47(a)	27,833	27,646,686
4.43%, 01/23/30 (Call 01/23/29)(c)(d)	22,239	22,956,157
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	18,738	18,864,676
4.88%, 11/01/22(a)	21,398	22,410,853
5.00%, 11/24/25(a)	12,333	12,959,430

Security	Par (000)	Value

Banks (continued)
6.38%, 07/24/42	$24,992	$31,383,404
7.25%, 04/01/32	12,795	16,575,792
Series F, 3.88%, 04/29/24	35,616	36,146,443
National Australia Bank Ltd./New York
2.50%, 05/22/22(a)	12,479	12,210,418
2.50%, 07/12/26	16,026	14,767,680
2.80%, 01/10/22	11,098	10,997,906
3.00%, 01/20/23(a)	14,116	13,967,710
3.38%, 01/14/26(a)	5,063	4,980,622
3.63%, 06/20/23(a)	11,060	11,189,335
Northern Trust Corp., 3.95%, 10/30/25(a)	16,606	17,238,938
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(a)	1,367	1,340,971
2.55%, 12/09/21 (Call 11/09/21)	7,262	7,166,354
2.63%, 02/17/22 (Call 01/18/22)(a)	20,147	20,011,344
2.70%, 11/01/22 (Call 10/01/22)(a)	7,819	7,656,330
2.95%, 01/30/23 (Call 12/30/22)(a)	2,273	2,242,407
2.95%, 02/23/25 (Call 01/24/25)	7,737	7,584,453
3.10%, 10/25/27 (Call 09/25/27)	23,787	23,151,485
3.25%, 06/01/25 (Call 05/02/25)	17,433	17,354,872
3.50%, 06/08/23 (Call 05/09/23)	13,245	13,397,894
3.80%, 07/25/23 (Call 06/25/23)	7,459	7,575,589
4.05%, 07/26/28(a)	16,680	17,150,775
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	3,083	3,017,819
3.30%, 03/08/22 (Call 02/06/22)(a)	10,626	10,696,619
3.50%, 01/23/24 (Call 12/23/23)(a)	768	773,337
3.90%, 04/29/24 (Call 03/29/24)(a)	3,045	3,098,300
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)(a)	18,335	17,962,757
3.80%, 08/14/23 (Call 07/14/23)	25	25,267
Royal Bank of Canada
2.75%, 02/01/22(a)	8,674	8,649,298
3.70%, 10/05/23(a)	20,401	20,733,155
4.65%, 01/27/26(a)	11,779	12,332,204
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(c)(d)	20,831	20,546,032
3.88%, 09/12/23(a)	26,912	26,672,943
4.52%, 06/25/24 (Call 06/25/23)(c)(d)	9,412	9,481,679
4.80%, 04/05/26(a)	23,724	24,072,090
4.89%, 05/18/29 (Call 05/18/28)(a)(c)(d)	31,242	31,602,120
5.08%, 01/27/30 (Call 01/27/29)(a)(c)(d)	12,572	12,889,039
5.13%, 05/28/24	22,923	23,215,119
6.00%, 12/19/23(a)	19,225	20,194,882
6.10%, 06/10/23	17,821	18,703,075
6.13%, 12/15/22	34,115	35,986,017
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)(a)	3,313	3,251,936
3.70%, 03/28/22 (Call 02/28/22)(a)	13,847	13,854,256
4.40%, 07/13/27 (Call 04/14/27)(a)	20,704	20,217,394
4.50%, 07/17/25 (Call 04/17/25)(a)	11,873	12,050,378
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)(d)	12,807	12,417,726
3.57%, 01/10/23 (Call 01/10/22)(a)	16,321	16,093,160
3.82%, 11/03/28 (Call 11/03/27)(c)(d)	12,749	12,003,881
4.80%, 11/15/24 (Call 11/15/23)(c)(d)	8,748	8,914,858
Santander UK PLC, 4.00%, 03/13/24(a)	15,660	16,229,338
State Street Corp.
2.65%, 05/19/26(a)	10,619	10,143,214
3.10%, 05/15/23	11,110	11,049,776

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 12/16/24(a)	$11,522	$11,664,329
3.55%, 08/18/25(a)	10,450	10,700,879
3.70%, 11/20/23(a)	2,883	2,944,313
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	4,768	4,752,181
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21(a)	2,349	2,303,476
2.63%, 07/14/26(a)	27,672	25,944,163
2.78%, 07/12/22	20,887	20,578,537
2.78%, 10/18/22(a)	18,933	18,608,185
2.85%, 01/11/22	3,688	3,650,805
3.01%, 10/19/26(a)	14,505	13,903,306
3.10%, 01/17/23(a)	21,218	21,039,016
3.35%, 10/18/27(a)	6,408	6,263,717
3.36%, 07/12/27	21,132	20,725,989
3.45%, 01/11/27(a)	18,239	17,988,436
3.54%, 01/17/28	15,580	15,442,358
3.75%, 07/19/23	5,350	5,416,244
3.78%, 03/09/26	20,702	20,924,621
3.94%, 10/16/23	750	766,988
4.31%, 10/16/28(a)	1,640	1,725,720
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	12,318	12,068,184
3.30%, 05/15/26 (Call 04/15/26)	10,408	10,118,928
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)(a)	7,435	7,352,871
4.00%, 05/01/25 (Call 03/01/25)	11,294	11,660,551
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	9,509	9,211,140
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	8,387	8,163,387
3.50%, 07/19/23(a)	5,845	5,939,819
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)(a)	18,836	18,721,210
3.00%, 03/15/22 (Call 02/15/22)(a)	6,533	6,536,997
3.10%, 04/27/26 (Call 03/27/26)(a)	10,768	10,526,661
3.60%, 09/11/24 (Call 08/11/24)	10,532	10,690,931
3.70%, 01/30/24 (Call 12/29/23)(a)	5,253	5,404,993
3.90%, 04/26/28 (Call 03/24/28)(a)	9,955	10,362,694
3.95%, 11/17/25 (Call 10/17/25)	2,885	3,001,224
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15,405	14,462,114
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	12,027	11,948,710
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	20,712	20,395,413
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)(a)	10,879	10,629,059
2.85%, 01/23/23 (Call 12/23/22)(a)	16,294	16,188,785
3.40%, 07/24/23 (Call 06/23/23)(a)	6,395	6,459,247
Wachovia Corp., 5.50%, 08/01/35	11,542	12,753,329
Wells Fargo & Co.
2.63%, 07/22/22(a)	42,448	41,669,707
3.00%, 02/19/25	27,743	26,994,721
3.00%, 04/22/26	45,215	43,274,729
3.00%, 10/23/26(a)	47,318	45,105,349
3.07%, 01/24/23 (Call 01/24/22)(a)	49,898	49,575,454
3.30%, 09/09/24(a)	28,564	28,399,197
3.50%, 03/08/22(a)	23,887	24,114,524
3.55%, 09/29/25	31,407	31,389,742
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	34,383	33,976,249
3.75%, 01/24/24 (Call 12/24/23)	28,957	29,440,686
3.90%, 05/01/45(a)	20,014	19,220,661
4.10%, 06/03/26(a)	30,387	30,625,650
4.13%, 08/15/23(a)	8,454	8,635,701

Security	Par (000)	Value

Banks (continued)
4.15%, 01/24/29 (Call 10/24/28)(a)	$23,052	$23,583,554
4.30%, 07/22/27(a)	23,205	23,592,366
4.40%, 06/14/46(a)	20,920	20,075,453
4.65%, 11/04/44(a)	21,932	21,821,215
4.75%, 12/07/46(a)	29,460	29,730,785
4.90%, 11/17/45	24,598	25,323,061
5.38%, 02/07/35	4,124	4,701,719
5.38%, 11/02/43(a)	27,416	29,891,023
5.61%, 01/15/44	29,083	32,666,593
Series M, 3.45%, 02/13/23(a)	32,611	32,662,780
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	15,270	15,471,996
5.85%, 02/01/37(a)	9,756	11,424,101
6.60%, 01/15/38(a)	21,143	26,937,326
Westpac Banking Corp.
2.00%, 08/19/21(a)	2,191	2,134,462
2.50%, 06/28/22(a)	7,729	7,569,051
2.70%, 08/19/26	12,530	11,787,704
2.75%, 01/11/23(a)	3,833	3,765,612
2.80%, 01/11/22(a)	10,847	10,771,484
2.85%, 05/13/26(a)	25,779	24,535,627
3.30%, 02/26/24(e)	11,370	11,327,065
3.35%, 03/08/27(a)	19,137	18,770,274
3.40%, 01/25/28(a)	13,270	13,076,972
3.65%, 05/15/23	6,583	6,674,950

		8,289,500,622

Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(b)	63,698	63,255,668
4.70%, 02/01/36 (Call 08/01/35)(a)(b)	63,786	61,588,528
4.90%, 02/01/46 (Call 08/01/45)(b)	120,773	115,653,191
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	1	491
3.30%, 02/01/23 (Call 12/01/22)	71,215	71,848,457
3.70%, 02/01/24	8,098	8,258,081
4.00%, 01/17/43(a)	4,887	4,115,915
4.63%, 02/01/44	10,541	9,643,511
4.90%, 02/01/46 (Call 08/01/45)(a)	3,125	2,996,525
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	5,755	4,732,797
4.00%, 04/13/28 (Call 01/13/28)(a)	36,677	36,449,207
4.15%, 01/23/25 (Call 12/23/24)(a)	28,410	29,338,842
4.38%, 04/15/38 (Call 10/15/37)(a)	18,464	16,998,795
4.44%, 10/06/48 (Call 04/06/48)	21,770	19,536,217
4.60%, 04/15/48 (Call 10/15/47)(a)	27,496	25,269,968
4.75%, 01/23/29 (Call 10/23/28)(a)	35,285	36,840,571
4.75%, 04/15/58 (Call 10/15/57)(a)	18,688	16,917,949
4.90%, 01/23/31 (Call 10/23/30)(a)	10,250	10,737,730
4.95%, 01/15/42	14,319	14,023,705
5.45%, 01/23/39 (Call 07/23/38)	30,000	31,449,027
5.55%, 01/23/49 (Call 07/23/48)	47,215	49,541,378
5.80%, 01/23/59 (Call 07/23/58)	30,407	32,316,186
8.20%, 01/15/39(a)	7,199	9,583,513
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	1,749	1,700,910
2.25%, 09/01/26(a)	14,609	13,554,574
2.50%, 04/01/23(a)	10,084	10,002,167
2.88%, 10/27/25(a)	20,790	20,566,449
3.20%, 11/01/23(a)	16,713	17,019,759

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.30%, 09/01/21(a)	$1,940	$1,967,291
Constellation Brands Inc., 4.25%, 05/01/23(a)	15,889	16,360,191
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)	20,175	19,877,403
Diageo Investment Corp., 2.88%, 05/11/22(a)	6,281	6,274,287
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(a)(b)	17,868	18,070,507
4.42%, 05/25/25 (Call 03/25/25)(b)	6,583	6,695,763
4.60%, 05/25/28 (Call 02/25/28)(a)(b)	32,189	32,425,634
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	14,597	14,176,379
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	3,861	3,756,563
3.00%, 07/15/26 (Call 04/15/26)(a)	10,086	9,271,494
4.20%, 07/15/46 (Call 01/15/46)(a)	23,327	19,736,823
5.00%, 05/01/42(a)	13,907	13,238,855
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	2,253	2,191,595
2.25%, 05/02/22 (Call 04/02/22)	10,863	10,695,081
2.38%, 10/06/26 (Call 07/06/26)	13,619	12,745,931
2.75%, 03/05/22(a)	2,417	2,417,765
2.75%, 03/01/23(a)	6,883	6,872,962
2.75%, 04/30/25 (Call 01/30/25)(a)	9,389	9,245,520
2.85%, 02/24/26 (Call 11/24/25)(a)	4,621	4,496,308
3.00%, 08/25/21(a)	2,803	2,821,056
3.00%, 10/15/27 (Call 07/15/27)	7,273	7,059,905
3.10%, 07/17/22 (Call 05/17/22)	12,167	12,294,155
3.45%, 10/06/46 (Call 04/06/46)(a)	18,889	17,228,428
3.60%, 03/01/24 (Call 12/01/23)(a)	17,629	18,185,154
4.00%, 03/05/42(a)	11,489	11,479,383
4.00%, 05/02/47 (Call 11/02/46)(a)	12,537	12,463,865
4.45%, 04/14/46 (Call 10/14/45)(a)	20,508	21,893,424

		1,047,881,833

Biotechnology — 2.0%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)(a)	3,348	3,221,343
2.60%, 08/19/26 (Call 05/19/26)(a)	16,517	15,306,104
2.65%, 05/11/22 (Call 04/11/22)(a)	14,150	13,940,110
3.13%, 05/01/25 (Call 02/01/25)(a)	14,496	14,183,610
3.20%, 11/02/27 (Call 08/02/27)(a)	13,029	12,441,150
3.63%, 05/15/22 (Call 02/15/22)	5,606	5,682,862
3.63%, 05/22/24 (Call 02/22/24)(a)	20,232	20,506,690
4.40%, 05/01/45 (Call 11/01/44)	29,127	27,244,991
4.56%, 06/15/48 (Call 12/15/47)(a)	19,235	18,299,400
4.66%, 06/15/51 (Call 12/15/50)(a)	37,881	36,362,389
5.15%, 11/15/41 (Call 05/15/41)	15,654	16,212,890
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	16,477	16,420,500
Biogen Inc.
3.63%, 09/15/22(a)	12,478	12,655,186
4.05%, 09/15/25 (Call 06/15/25)	18,313	18,617,549
5.20%, 09/15/45 (Call 03/15/45)	16,890	17,635,937
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	12,725	12,411,058
3.25%, 08/15/22	8,974	8,935,082
3.25%, 02/20/23 (Call 01/20/23)	9,255	9,185,774
3.45%, 11/15/27 (Call 08/15/27)	15,218	14,439,354
3.55%, 08/15/22	11,379	11,434,454
3.63%, 05/15/24 (Call 02/15/24)(a)	13,277	13,246,236
3.88%, 08/15/25 (Call 05/15/25)	37,982	38,065,158
3.90%, 02/20/28 (Call 11/20/27)(a)	17,100	16,763,956
4.35%, 11/15/47 (Call 05/15/47)(a)	14,908	13,375,458
4.55%, 02/20/48 (Call 08/20/47)(a)	17,895	16,575,637

Security	Par (000)	Value

Biotechnology (continued)
4.63%, 05/15/44 (Call 11/15/43)(a)	$6,262	$5,846,447
5.00%, 08/15/45 (Call 02/15/45)	23,217	22,857,740
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	3,705	3,582,934
2.95%, 03/01/27 (Call 12/01/26)	8,619	8,157,504
3.25%, 09/01/22 (Call 07/01/22)	12,803	12,870,796
3.50%, 02/01/25 (Call 11/01/24)(a)	14,903	14,894,942
3.65%, 03/01/26 (Call 12/01/25)(a)	34,619	34,472,354
3.70%, 04/01/24 (Call 01/01/24)	27,636	28,117,286
4.00%, 09/01/36 (Call 03/01/36)(a)	13,347	12,379,759
4.15%, 03/01/47 (Call 09/01/46)(a)	17,183	15,721,985
4.40%, 12/01/21 (Call 09/01/21)(a)	4,703	4,862,667
4.50%, 02/01/45 (Call 08/01/44)(a)	25,776	24,936,311
4.60%, 09/01/35 (Call 03/01/35)	13,501	13,467,230
4.75%, 03/01/46 (Call 09/01/45)(a)	18,551	18,615,665
4.80%, 04/01/44 (Call 10/01/43)	21,671	21,813,415
5.65%, 12/01/41 (Call 06/01/41)(a)	14,978	16,650,451

		662,410,364

Chemicals — 1.2%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	20,461	20,336,935
3.50%, 10/01/24 (Call 07/01/24)(a)	10,093	9,995,499
4.13%, 11/15/21 (Call 08/15/21)(a)	5,029	5,143,574
4.38%, 11/15/42 (Call 05/15/42)(a)	12,745	11,435,240
5.25%, 11/15/41 (Call 05/15/41)(a)	12,540	12,601,188
7.38%, 11/01/29(a)	13,301	16,355,886
9.40%, 05/15/39(a)	11,283	16,479,192
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	26,655	27,502,704
4.49%, 11/15/25 (Call 09/15/25)	27,538	28,749,201
4.73%, 11/15/28 (Call 08/15/28)(a)	29,325	30,644,766
5.32%, 11/15/38 (Call 05/15/38)	20,315	21,456,920
5.42%, 11/15/48 (Call 05/15/48)(a)	26,728	28,507,601
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)(a)	14,777	14,887,816
3.80%, 03/15/25 (Call 12/15/24)(a)	645	640,920
4.65%, 10/15/44 (Call 04/15/44)(a)	6,669	6,166,915
LYB International Finance BV
4.00%, 07/15/23(a)	12,300	12,395,170
4.88%, 03/15/44 (Call 09/15/43)(a)	10,426	9,786,058
5.25%, 07/15/43	12,227	11,961,389
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	5,497	5,132,289
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	10,719	9,186,995
5.75%, 04/15/24 (Call 01/15/24)	13,274	14,229,316
6.00%, 11/15/21 (Call 08/17/21)	2,902	3,069,162
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	13,403	13,763,712
Rohm & Haas Co., 7.85%, 07/15/29(a)	12,223	15,256,619
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)(a)	6,667	6,557,258
3.45%, 06/01/27 (Call 03/01/27)(a)	26,638	25,344,888
4.50%, 06/01/47 (Call 12/01/46)(a)	7,726	7,199,353

		384,786,566

Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	15,797	16,094,715

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	$11,712	$11,104,725
3.95%, 12/01/47 (Call 06/01/47)	301	292,437
4.35%, 12/08/21(a)	5,586	5,786,422
5.50%, 12/08/41(a)	703	817,680
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	1,155	1,164,185
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	15,518	16,198,317
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)(a)	4,094	4,195,579

		55,654,060

Computers — 3.1%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	2,980	2,897,168
2.10%, 09/12/22 (Call 08/12/22)	5,681	5,552,361
2.15%, 02/09/22	13,633	13,414,636
2.30%, 05/11/22 (Call 04/11/22)	13,309	13,111,600
2.40%, 01/13/23 (Call 12/13/22)(a)	3,959	3,894,779
2.40%, 05/03/23(a)	62,905	61,699,935
2.45%, 08/04/26 (Call 05/04/26)	27,029	25,602,493
2.50%, 02/09/22 (Call 01/09/22)	7,048	7,003,491
2.50%, 02/09/25(a)	18,975	18,361,612
2.70%, 05/13/22(a)	15,241	15,198,456
2.75%, 01/13/25 (Call 11/13/24)	16,901	16,588,200
2.85%, 02/23/23 (Call 12/23/22)(a)	18,593	18,595,534
2.85%, 05/11/24 (Call 03/11/24)(a)	17,419	17,296,935
2.90%, 09/12/27 (Call 06/12/27)(a)	24,510	23,658,224
3.00%, 02/09/24 (Call 12/09/23)	26,084	26,100,143
3.00%, 06/20/27 (Call 03/20/27)(a)	9,196	8,957,896
3.00%, 11/13/27 (Call 08/13/27)	10,849	10,541,865
3.20%, 05/13/25(a)	24,114	24,207,507
3.20%, 05/11/27 (Call 02/11/27)(a)	17,862	17,639,984
3.25%, 02/23/26 (Call 11/23/25)(a)	32,120	32,139,796
3.35%, 02/09/27 (Call 11/09/26)(a)	20,326	20,298,316
3.45%, 05/06/24(a)	29,089	29,708,052
3.45%, 02/09/45	17,844	16,111,058
3.75%, 09/12/47 (Call 03/12/47)	20,911	19,749,800
3.75%, 11/13/47 (Call 05/13/47)(a)	12,845	12,142,769
3.85%, 05/04/43	38,318	37,039,049
3.85%, 08/04/46 (Call 02/04/46)	20,507	19,727,164
4.25%, 02/09/47 (Call 08/09/46)(a)	17,847	18,231,713
4.38%, 05/13/45	26,109	27,044,984
4.45%, 05/06/44	14,428	15,147,979
4.50%, 02/23/36 (Call 08/23/35)(a)	20,874	22,404,492
4.65%, 02/23/46 (Call 08/23/45)(a)	49,001	52,628,897
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	3,199	3,249,978
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	31,194	32,775,470
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	62,066	65,831,668
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	20,765	23,744,402
8.35%, 07/15/46 (Call 01/15/46)(b)	22,504	26,312,746
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	17,643	18,270,584
4.90%, 10/15/25 (Call 07/15/25)(a)	34,092	35,452,053
6.20%, 10/15/35 (Call 04/15/35)(a)	4,659	4,798,945
6.35%, 10/15/45 (Call 04/15/45)	15,922	16,091,388
HP Inc., 6.00%, 09/15/41(a)	12,434	12,620,013
IBM Credit LLC, 3.00%, 02/06/23(a)	12,521	12,462,375
International Business Machines Corp.
1.88%, 08/01/22(a)	12,834	12,348,524
2.88%, 11/09/22(a)	10,737	10,660,097

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23(a)	$16,857	$16,980,415
3.45%, 02/19/26(a)	15,271	15,281,568
3.63%, 02/12/24(a)	20,897	21,254,880
4.00%, 06/20/42(a)	16,175	15,359,985
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	2,608	2,602,703
4.75%, 06/01/23(a)	12,123	12,158,394
4.75%, 01/01/25(a)	14,072	13,544,300

		1,024,497,376

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	3,759	3,667,574
2.15%, 08/11/22(a)	13,069	12,829,526
2.30%, 02/06/22(a)	10,101	9,996,462
2.45%, 11/03/26(a)	4,069	3,873,025
2.85%, 08/11/27(a)	12,936	12,633,789
3.10%, 08/15/23(a)	15,516	15,773,455
5.55%, 03/05/37	765	946,257
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,494	3,420,010
2.90%, 05/05/27 (Call 02/05/27)(a)	16,869	16,229,321
3.50%, 03/22/28 (Call 12/22/27)(a)	16,739	16,823,252
5.90%, 11/15/32(a)	19,505	23,838,391

		120,031,062

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)(a)	8,199	7,733,162
3.65%, 07/21/27 (Call 04/21/27)	16,822	15,172,161
3.95%, 02/01/22 (Call 01/01/22)(a)	1,450	1,454,224
5.00%, 10/01/21	4,451	4,572,079
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	11,298	10,807,435
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	24,456	23,956,670
2.65%, 12/02/22(a)	20,654	20,325,331
3.00%, 10/30/24 (Call 09/29/24)(a)	31,394	30,701,247
3.40%, 02/27/23 (Call 01/27/23)(a)	13,147	13,220,923
3.40%, 02/22/24 (Call 01/22/24)	12,335	12,368,010
3.70%, 08/03/23 (Call 07/03/23)(a)	10,013	10,195,798
4.05%, 12/03/42	14,164	13,930,399
4.20%, 11/06/25 (Call 10/06/25)(a)	12,599	13,085,024
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)(a)	15,221	15,129,590
3.30%, 05/03/27 (Call 04/03/27)(a)	28,006	27,749,118
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	11,012	11,322,712
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	18,615	16,919,978
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	14,315	14,306,802
Capital One Bank USA N.A., 3.38%, 02/15/23(a)	19,097	18,808,696
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	3,822	3,793,958
3.20%, 01/30/23 (Call 12/30/22)	26,720	26,333,188
3.20%, 02/05/25 (Call 01/05/25)(a)	6,607	6,342,084
3.30%, 10/30/24 (Call 09/30/24)	18,080	17,481,436
3.50%, 06/15/23(a)	7,443	7,375,673
3.75%, 04/24/24 (Call 03/24/24)(a)	3,725	3,723,427
3.75%, 07/28/26 (Call 06/28/26)(a)	27,372	26,014,305
3.75%, 03/09/27 (Call 02/09/27)(a)	30,326	29,121,739

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)(a)	$12,581	$12,059,567
3.90%, 01/29/24 (Call 12/29/23)(a)	4,295	4,323,620
4.20%, 10/29/25 (Call 09/29/25)(a)	20,973	20,941,459
4.25%, 04/30/25 (Call 03/31/25)(a)	7,432	7,531,890
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	5,916	5,837,055
3.85%, 05/21/25 (Call 03/21/25)(a)	18,348	18,880,624
CME Group Inc.
3.00%, 09/15/22	4,450	4,459,400
3.00%, 03/15/25 (Call 12/15/24)(a)	8,844	8,734,825
5.30%, 09/15/43 (Call 03/15/43)(a)	11,298	13,449,389
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	18,552	17,981,815
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	19,093	18,374,217
4.42%, 11/15/35	133,771	120,728,608
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	16,987	17,373,634
3.75%, 09/21/28 (Call 06/21/28)	2,090	2,119,570
4.00%, 10/15/23(a)	6,497	6,724,188
4.25%, 09/21/48 (Call 03/21/48)	13,244	13,413,087
International Lease Finance Corp., 5.88%, 08/15/22(a)	8,034	8,476,804
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	5,606	5,836,210
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	5,371	4,711,696
4.85%, 01/15/27	17,137	16,665,340
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)(a)	13,512	13,243,054
3.38%, 04/01/24(a)	17,914	18,291,534
ORIX Corp., 2.90%, 07/18/22(a)	1,656	1,632,362
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	329	299,901
3.75%, 08/15/21 (Call 06/15/21)(a)	1,610	1,613,526
3.95%, 12/01/27 (Call 09/01/27)	29,312	26,844,598
4.25%, 08/15/24 (Call 05/15/24)(a)	4,696	4,593,430
4.50%, 07/23/25 (Call 04/23/25)(a)	9,541	9,340,035
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	6,274	6,269,787
3.30%, 04/01/27 (Call 01/01/27)	10,696	10,443,355
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	14,676	14,362,032
2.75%, 09/15/27 (Call 06/15/27)(a)	4,153	3,998,785
2.80%, 12/14/22 (Call 10/14/22)(a)	18,535	18,508,866
3.15%, 12/14/25 (Call 09/14/25)	44,221	44,315,708
3.65%, 09/15/47 (Call 03/15/47)(a)	19,145	18,160,838
4.15%, 12/14/35 (Call 06/14/35)	19,650	20,542,187
4.30%, 12/14/45 (Call 06/14/45)	47,670	49,959,843

		992,988,008

Electric — 1.7%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	4,028	3,673,116
4.45%, 01/15/49 (Call 07/15/48)	15,764	15,854,187
4.50%, 02/01/45 (Call 08/01/44)(a)	11,965	12,205,491
5.15%, 11/15/43 (Call 05/15/43)(a)	11,671	12,842,528
6.13%, 04/01/36(a)	19,520	23,667,908
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	1,395	1,362,747

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	$15,161	$15,398,987
4.63%, 12/01/54 (Call 06/01/54)(a)	12,210	12,223,200
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	17,739	17,845,583
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)(a)	597	572,660
5.30%, 02/15/40(a)	4,091	4,730,130
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,872	3,748,677
2.65%, 09/01/26 (Call 06/01/26)(a)	17,091	15,923,485
3.15%, 08/15/27 (Call 05/15/27)(a)	3,188	3,047,353
3.75%, 04/15/24 (Call 01/15/24)(a)	10,229	10,380,854
3.75%, 09/01/46 (Call 03/01/46)(a)	30,477	27,299,349
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	7,465	9,566,760
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	277	272,029
3.55%, 06/15/26 (Call 03/15/26)(a)	13,248	12,675,217
4.75%, 06/15/46 (Call 12/15/45)(a)	5,950	5,816,040
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,376	11,586,739
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	4,542	4,403,336
3.50%, 06/01/22 (Call 05/01/22)	4,838	4,810,861
3.95%, 06/15/25 (Call 03/15/25)(a)	15,713	15,778,199
4.45%, 04/15/46 (Call 10/15/45)(a)	12,060	11,735,576
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	14,055	13,897,349
6.25%, 10/01/39(a)	15,785	16,723,060
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)(a)	18,554	18,347,240
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	10,984	11,228,257
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	6,585	6,777,202
Series C, 7.38%, 11/15/31(a)	22,565	29,059,083
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)	1,275	1,265,124
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	13,446	12,533,105
Georgia Power Co., 4.30%, 03/15/42	12,737	12,013,666
MidAmerican Energy Co., 4.25%, 07/15/49 (Call 01/15/49)	855	875,980
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	18,662	18,181,638
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,340,073
3.25%, 06/15/27 (Call 03/15/27)(a)	14,173	13,203,144
3.40%, 02/01/28 (Call 11/01/27)(a)	11,040	10,389,351
3.80%, 02/01/38 (Call 08/01/37)	13,739	12,095,653
4.00%, 02/01/48 (Call 08/01/47)(a)	16,364	14,379,695
6.00%, 10/15/39	4,334	4,918,174
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	13,456	12,119,025
4.65%, 10/01/43 (Call 04/01/43)	9,573	9,429,405
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10,635	9,794,819
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	15,608	15,318,094
3.25%, 07/01/26 (Call 04/01/26)	26,892	25,609,122
4.40%, 07/01/46 (Call 01/01/46)	18,212	17,425,710
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	9,755	9,571,107
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	8,749	8,681,425

		562,597,513

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	$15,992	$15,213,620
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	6,594	6,447,613
2.50%, 11/01/26 (Call 08/01/26)(a)	16,304	15,570,439

		37,231,672

Environmental Control — 0.1%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)(a)	10,933	11,086,172
3.95%, 05/15/28 (Call 02/15/28)(a)	11,234	11,494,020
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	17,291	16,751,677
4.10%, 03/01/45 (Call 09/01/44)(a)	4,962	4,829,225

		44,161,094

Food — 1.8%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	11,886	11,795,921
3.95%, 03/15/25 (Call 01/15/25)(a)	3,971	3,886,611
4.15%, 03/15/28 (Call 12/15/27)(a)	14,512	13,881,471
4.80%, 03/15/48 (Call 09/15/47)	3,003	2,624,186
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)(a)	10,578	10,374,586
4.30%, 05/01/24 (Call 04/01/24)(a)	11,695	11,856,956
4.60%, 11/01/25 (Call 09/01/25)	13,069	13,268,629
4.85%, 11/01/28 (Call 08/01/28)(a)	12,814	12,827,465
5.30%, 11/01/38 (Call 05/01/38)(a)	16,312	15,496,085
5.40%, 11/01/48 (Call 05/01/48)(a)	13,777	12,919,748
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	4,736	4,750,057
3.20%, 02/10/27 (Call 11/10/26)(a)	9,917	9,291,734
3.70%, 10/17/23 (Call 09/17/23)(a)	9,024	9,110,924
4.00%, 04/17/25 (Call 02/17/25)(a)	5,713	5,770,313
4.20%, 04/17/28 (Call 01/17/28)(a)	20,519	20,697,938
JM Smucker Co. (The)
3.50%, 10/15/21(a)	3,371	3,395,150
3.50%, 03/15/25	14,195	13,930,380
Kellogg Co.
3.25%, 04/01/26(a)	10,782	10,184,857
Series B, 7.45%, 04/01/31(a)	1,687	2,121,929
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	23,937	22,096,898
3.50%, 06/06/22	23,047	22,980,491
3.50%, 07/15/22 (Call 05/15/22)(a)	15,564	15,510,398
3.95%, 07/15/25 (Call 04/15/25)(a)	29,244	28,906,741
4.00%, 06/15/23 (Call 05/15/23)(a)	20,843	21,081,729
4.38%, 06/01/46 (Call 12/01/45)(a)	33,593	27,848,913
4.63%, 01/30/29 (Call 10/30/28)(a)	13,961	13,995,344
5.00%, 07/15/35 (Call 01/15/35)(a)	17,337	16,494,970
5.00%, 06/04/42(a)	22,990	20,846,895
5.20%, 07/15/45 (Call 01/15/45)	16,210	15,201,318
6.50%, 02/09/40(a)	4,179	4,429,955
6.88%, 01/26/39(a)	11,765	12,940,785
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	13,999	12,587,638
4.45%, 02/01/47 (Call 08/01/46)(a)	12,416	10,932,603
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	4,707	4,600,252
3.40%, 08/15/27 (Call 05/15/27)	6,386	6,078,847
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	3,818	3,857,131

Security	Par (000)	Value

Food (continued)
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	$10,234	$9,803,071
3.30%, 07/15/26 (Call 04/15/26)	14,761	14,250,483
3.75%, 10/01/25 (Call 07/01/25)	10,199	10,247,400
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	10,993	10,560,816
3.95%, 08/15/24 (Call 05/15/24)(a)	17,264	17,388,833
4.00%, 03/01/26 (Call 01/01/26)(a)	10,925	10,948,215
4.35%, 03/01/29 (Call 12/01/28)(a)	15,510	15,609,673
4.50%, 06/15/22 (Call 03/15/22)(a)	12,452	12,847,026
4.55%, 06/02/47 (Call 12/02/46)(a)	8,933	7,972,978
5.10%, 09/28/48 (Call 03/28/48)	15,760	15,269,546

		573,473,889

Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	14,176	13,277,310
3.65%, 06/15/24 (Call 03/15/24)(a)	11,550	11,686,873
4.35%, 08/15/48 (Call 02/15/48)(a)	16,102	14,246,389
4.40%, 08/15/47 (Call 02/15/47)	15,047	13,445,802
4.75%, 02/15/22 (Call 11/15/21)	4,057	4,221,148
4.80%, 06/15/44 (Call 12/15/43)	9,260	8,826,006
7.30%, 11/15/39(a)	1,042	1,261,916

		66,965,444

Gas — 0.1%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	3,821	3,780,486
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)(a)	15,926	15,431,606
3.95%, 03/30/48 (Call 09/30/47)(a)	5,821	5,260,485
4.38%, 05/15/47 (Call 11/15/46)	12,668	12,230,574
4.80%, 02/15/44 (Call 08/15/43)(a)	12,672	12,744,106

		49,447,257

Health Care – Products — 1.8%
Abbott Laboratories
2.55%, 03/15/22(a)	4,880	4,818,655
2.90%, 11/30/21 (Call 10/30/21)(a)	13,660	13,645,384
2.95%, 03/15/25 (Call 12/15/24)(a)	13,633	13,388,559
3.40%, 11/30/23 (Call 09/30/23)	9,549	9,642,168
3.75%, 11/30/26 (Call 08/30/26)	7,975	8,086,111
4.75%, 11/30/36 (Call 05/30/36)(a)	33,335	35,728,400
4.90%, 11/30/46 (Call 05/30/46)(a)	34,677	37,855,896
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	24,759	24,493,470
3.13%, 11/08/21(a)	5,083	5,055,003
3.36%, 06/06/24 (Call 04/06/24)	25,094	24,709,670
3.70%, 06/06/27 (Call 03/06/27)	32,440	31,540,202
3.73%, 12/15/24 (Call 09/15/24)(a)	14,812	14,825,310
4.67%, 06/06/47 (Call 12/06/46)(a)	10,580	10,490,787
4.69%, 12/15/44 (Call 06/15/44)	6,006	5,867,102
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	5,000	5,012,282
3.75%, 03/01/26 (Call 01/01/26)	10,000	10,014,199
3.85%, 05/15/25(a)	15,075	15,270,948
4.00%, 03/01/28 (Call 12/01/27)(a)	13,454	13,480,638
4.00%, 03/01/29 (Call 12/01/28)	8,250	8,225,655
4.55%, 03/01/39 (Call 09/01/38)	10,200	10,194,351
4.70%, 03/01/49 (Call 09/01/48)	10,465	10,429,024
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	16,164	16,111,462

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Medtronic Inc.
3.15%, 03/15/22	$15,408	$15,508,805
3.50%, 03/15/25	46,543	47,231,534
3.63%, 03/15/24 (Call 12/15/23)(a)	3,917	4,015,155
4.38%, 03/15/35(a)	20,557	21,656,339
4.63%, 03/15/45	50,595	55,390,698
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	3,122	3,102,202
3.50%, 03/15/26 (Call 12/15/25)	10,312	10,248,970
4.63%, 03/15/46 (Call 09/15/45)	10,061	10,277,808
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	21,792	20,564,267
3.00%, 04/15/23 (Call 02/15/23)(a)	9,875	9,727,753
3.15%, 01/15/23 (Call 10/15/22)(a)	5,713	5,688,022
3.20%, 08/15/27 (Call 05/15/27)	12,379	11,746,865
3.30%, 02/15/22(a)	4,255	4,270,406
4.10%, 08/15/47 (Call 02/15/47)(a)	6,003	5,631,399
4.15%, 02/01/24 (Call 11/01/23)(a)	13,642	14,089,867
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	2,898	2,869,154
3.55%, 04/01/25 (Call 01/01/25)(a)	21,768	21,127,207

		592,031,727

Health Care – Services — 2.1%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	10,552	10,313,329
2.80%, 06/15/23 (Call 04/15/23)	21,194	20,637,874
3.50%, 11/15/24 (Call 08/15/24)	16,055	15,854,404
3.88%, 08/15/47 (Call 02/15/47)(a)	7,065	5,865,155
6.63%, 06/15/36	10,318	12,030,533
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	11,073	10,978,803
3.13%, 05/15/22(a)	8,481	8,457,529
3.30%, 01/15/23(a)	17,565	17,589,089
3.35%, 12/01/24 (Call 10/01/24)(a)	12,435	12,322,432
3.50%, 08/15/24 (Call 05/15/24)	14,463	14,428,604
3.65%, 12/01/27 (Call 09/01/27)(a)	19,404	19,061,069
4.10%, 03/01/28 (Call 12/01/27)(a)	13,173	13,295,347
4.38%, 12/01/47 (Call 06/01/47)	17,969	17,221,459
4.55%, 03/01/48 (Call 09/01/47)(a)	9,002	8,851,548
4.63%, 05/15/42(a)	10,882	10,764,593
4.65%, 01/15/43	10,666	10,622,342
4.65%, 08/15/44 (Call 02/15/44)	10,138	10,075,490
5.85%, 01/15/36(a)	553	623,375
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,297,223
3.25%, 04/15/25 (Call 01/15/25)(a)	14,920	14,515,004
3.88%, 10/15/47 (Call 04/15/47)	5,111	4,317,377
4.00%, 02/15/22 (Call 11/15/21)(a)	3,945	4,015,843
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)(a)	14,000	14,109,480
4.75%, 05/01/23(a)	15,111	15,645,778
5.00%, 03/15/24	20,915	21,866,005
5.25%, 04/15/25	17,545	18,594,366
5.25%, 06/15/26 (Call 12/15/25)(a)	17,855	18,855,416
5.50%, 06/15/47 (Call 12/15/46)	19,384	20,143,853
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	9,418	9,668,795
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	12,094	12,204,300

Security	Par (000)	Value

Health Care – Services (continued)
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	$19,695	$19,238,864
4.70%, 02/01/45 (Call 08/01/44)(a)	7,476	6,991,898
UnitedHealth Group Inc.
2.38%, 10/15/22	15,743	15,462,661
2.88%, 12/15/21(a)	5,772	5,768,523
2.88%, 03/15/22 (Call 12/15/21)(a)	12,037	12,041,585
2.88%, 03/15/23	5,009	4,984,415
2.95%, 10/15/27	13,811	13,244,662
3.10%, 03/15/26(a)	13,498	13,233,038
3.35%, 07/15/22(a)	9,654	9,778,047
3.38%, 04/15/27(a)	1,619	1,605,832
3.45%, 01/15/27(a)	8,133	8,138,617
3.50%, 06/15/23(a)	6,082	6,185,460
3.50%, 02/15/24	14,948	15,186,868
3.75%, 07/15/25	30,478	31,292,360
3.75%, 10/15/47 (Call 04/15/47)(a)	15,610	14,617,569
3.85%, 06/15/28(a)	14,077	14,427,323
4.20%, 01/15/47 (Call 07/15/46)	13,428	13,469,204
4.25%, 03/15/43 (Call 09/15/42)(a)	16,203	16,457,510
4.25%, 04/15/47 (Call 10/15/46)	1,509	1,528,594
4.25%, 06/15/48 (Call 12/15/47)(a)	18,690	18,918,573
4.45%, 12/15/48 (Call 06/15/48)(a)	2,012	2,098,469
4.63%, 07/15/35(a)	10,848	11,779,121
4.75%, 07/15/45(a)	24,042	26,117,411
5.80%, 03/15/36(a)	10,836	13,032,558
6.88%, 02/15/38(a)	14,085	18,695,636

		688,521,213

Housewares — 0.2%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	23,493	22,916,747
4.20%, 04/01/26 (Call 01/01/26)	31,486	29,517,416
5.50%, 04/01/46 (Call 10/01/45)	1,000	868,529

		53,302,692

Insurance — 2.1%
Aflac Inc., 3.63%, 11/15/24(a)	8,465	8,631,688
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	16,812	16,557,451
3.88%, 01/15/35 (Call 07/15/34)	11,837	10,480,202
3.90%, 04/01/26 (Call 01/01/26)(a)	16,670	16,345,555
4.13%, 02/15/24	17,682	18,021,003
4.20%, 04/01/28 (Call 01/01/28)(a)	11,906	11,759,868
4.38%, 01/15/55 (Call 07/15/54)	7,723	6,545,870
4.50%, 07/16/44 (Call 01/16/44)(a)	24,656	22,640,288
4.75%, 04/01/48 (Call 10/01/47)(a)	12,875	12,304,330
4.80%, 07/10/45 (Call 01/10/45)(a)	16,664	15,964,769
4.88%, 06/01/22(a)	2,461	2,580,534
6.25%, 05/01/36(a)	9,437	10,538,103
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	15,430	15,691,579
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	13,213	12,339,346
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	12,607	12,725,159
4.35%, 04/20/28 (Call 01/20/28)(a)	16,983	16,776,268
5.00%, 04/20/48 (Call 10/20/47)	11,548	10,792,493
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	4,985	5,021,109
4.20%, 08/15/48 (Call 02/15/48)(a)	35,235	35,391,465
4.25%, 01/15/49 (Call 07/15/48)	7,905	8,011,631
5.75%, 01/15/40(a)	2,658	3,212,677

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	$23,256	$23,201,972
3.13%, 03/15/26 (Call 12/15/25)(a)	31,880	31,501,734
4.50%, 02/11/43(a)	12,846	13,579,313
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	18,233	16,369,899
4.70%, 06/22/47 (Call 12/22/46)	17,095	13,526,253
Chubb Corp. (The), 6.00%, 05/11/37(a)	12,079	14,893,094
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	8,741	8,735,213
3.15%, 03/15/25(a)	11,585	11,482,353
3.35%, 05/03/26 (Call 02/03/26)	10,409	10,364,426
4.35%, 11/03/45 (Call 05/03/45)(a)	13,643	14,263,080
Manulife Financial Corp.
4.15%, 03/04/26(a)	12,429	12,833,501
5.38%, 03/04/46(a)	12,134	13,509,086
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)(a)	10,200	10,430,123
4.38%, 03/15/29 (Call 12/15/28)(a)	10,000	10,313,781
4.90%, 03/15/49 (Call 09/15/48)	10,415	10,967,702
MetLife Inc.
3.60%, 04/10/24(a)	12,049	12,317,532
4.05%, 03/01/45(a)	7,469	7,079,196
4.13%, 08/13/42(a)	8,579	8,254,951
4.60%, 05/13/46 (Call 11/13/45)(a)	5,599	5,764,439
4.88%, 11/13/43	14,405	15,408,098
5.70%, 06/15/35(a)	11,550	13,438,338
5.88%, 02/06/41(a)	7,977	9,591,575
6.38%, 06/15/34(a)	9,028	11,177,440
Series D, 4.37%, 09/15/23	15,127	15,914,549
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	11,889	11,845,989
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)(a)	9,507	8,770,597
3.94%, 12/07/49 (Call 06/07/49)	11,758	10,942,772
4.35%, 02/25/50 (Call 08/25/49)(a)	5,525	5,462,262
4.60%, 05/15/44(a)	17,192	17,591,346
5.70%, 12/14/36(a)	7,704	8,871,225
Travelers Companies Inc. (The)
5.35%, 11/01/40	9,331	10,877,106
6.25%, 06/15/37(a)	11,340	14,253,984

		675,864,317

Internet — 1.2%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	23,080	21,375,895
3.38%, 02/25/24(a)	17,147	17,591,063
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	17,626	17,311,057
2.50%, 11/29/22 (Call 08/29/22)(a)	19,259	19,075,371
2.80%, 08/22/24 (Call 06/22/24)	23,957	23,691,583
3.15%, 08/22/27 (Call 05/22/27)(a)	45,513	44,878,835
3.30%, 12/05/21 (Call 10/05/21)	2,973	3,015,424
3.80%, 12/05/24 (Call 09/05/24)(a)	9,400	9,798,126
3.88%, 08/22/37 (Call 02/22/37)(a)	33,168	33,025,978
4.05%, 08/22/47 (Call 02/22/47)(a)	43,953	44,081,154
4.25%, 08/22/57 (Call 02/22/57)(a)	13,290	13,442,158
4.80%, 12/05/34 (Call 06/05/34)(a)	28,374	31,639,907
4.95%, 12/05/44 (Call 06/05/44)(a)	14,858	16,867,473
5.20%, 12/03/25 (Call 09/03/25)	7,140	8,018,259

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	$16,131	$15,812,950
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	11,971	11,715,047
2.75%, 01/30/23 (Call 12/30/22)(a)	12,319	11,991,336
3.45%, 08/01/24 (Call 05/01/24)(a)	6,879	6,817,283
3.60%, 06/05/27 (Call 03/05/27)(a)	12,917	12,309,813
3.80%, 03/09/22 (Call 02/09/22)	10,520	10,667,301
4.00%, 07/15/42 (Call 01/15/42)(a)	5,948	4,761,666
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	10,505	9,933,003
5.00%, 02/15/26 (Call 11/15/25)	7,312	7,576,823

		395,397,505

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	17,412	17,294,755
3.80%, 04/03/28 (Call 01/03/28)	3,740	3,812,093
4.38%, 05/08/42(a)	5,570	5,777,778
Caterpillar Financial Services Corp., 1.70%, 08/09/21(a)	496	482,097
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	7,789	7,934,287
3.80%, 08/15/42(a)	18,790	18,039,708
5.20%, 05/27/41(a)	9,329	10,548,185
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	7,484	7,432,241
3.90%, 06/09/42 (Call 12/09/41)(a)	12,589	12,612,174
John Deere Capital Corp., 2.80%, 03/06/23(a)	23,232	23,046,260
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	75	75,426
Wabtec Corp.
4.15%, 03/15/24 (Call 02/15/24)(a)	13,389	13,339,263
4.70%, 09/15/28 (Call 06/15/28)(a)	22,466	22,196,408

		142,590,675

Manufacturing — 0.9%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)(a)	5,625	5,434,756
3.63%, 09/14/28 (Call 06/14/28)(a)	7,000	7,153,137
4.00%, 09/14/48 (Call 03/14/48)(a)	13,205	13,264,671
5.70%, 03/15/37(a)	1,410	1,708,312
Eaton Corp.
2.75%, 11/02/22	17,679	17,455,658
4.15%, 11/02/42(a)	4,372	4,197,511
General Electric Co.
2.70%, 10/09/22	33,998	32,904,529
3.10%, 01/09/23	7,465	7,303,074
3.15%, 09/07/22(a)	12,204	12,022,523
3.38%, 03/11/24(a)	6,351	6,224,160
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,297,693
4.13%, 10/09/42	24,442	20,649,547
4.50%, 03/11/44	25,831	23,012,794
4.65%, 10/17/21	7,973	8,178,997
5.88%, 01/14/38	36,161	37,895,220
6.15%, 08/07/37	11,813	12,667,200
6.88%, 01/10/39(a)	21,571	24,956,763
Series A, 6.75%, 03/15/32	35,437	40,593,147

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	$3,206	$3,064,174
3.90%, 09/01/42 (Call 03/01/42)(a)	16,315	16,276,071

		296,259,937

Media — 5.1%
21st Century Fox America Inc.
3.00%, 09/15/22(a)	15,401	15,424,426
6.15%, 03/01/37	18,278	22,780,736
6.15%, 02/15/41(a)	15,518	19,623,725
6.20%, 12/15/34	7,579	9,373,033
6.40%, 12/15/35	12,584	15,931,993
6.65%, 11/15/37(a)	13,308	17,506,642
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	190,327
4.00%, 01/15/26 (Call 10/15/25)	17,974	17,812,448
7.88%, 07/30/30(a)	5,645	7,243,764
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	15,610	14,611,684
4.20%, 03/15/28 (Call 12/15/27)	18,775	18,175,997
4.46%, 07/23/22 (Call 05/23/22)	29,500	30,246,925
4.50%, 02/01/24 (Call 01/01/24)(a)	10,516	10,770,690
4.91%, 07/23/25 (Call 04/23/25)(a)	51,516	53,343,989
5.05%, 03/30/29 (Call 12/30/28)(a)	16,390	16,754,871
5.38%, 04/01/38 (Call 10/01/37)	6,913	6,700,564
5.38%, 05/01/47 (Call 11/01/46)(a)	33,280	31,560,206
5.75%, 04/01/48 (Call 10/01/47)(a)	21,319	21,274,976
6.38%, 10/23/35 (Call 04/23/35)(a)	22,042	23,567,172
6.48%, 10/23/45 (Call 04/23/45)(a)	46,746	50,216,643
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	12,758	15,530,427
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	15,287	14,000,477
2.75%, 03/01/23 (Call 02/01/23)	11,267	11,076,505
2.85%, 01/15/23(a)	7,613	7,543,576
3.00%, 02/01/24 (Call 01/01/24)(a)	19,231	19,045,021
3.13%, 07/15/22(a)	10,442	10,486,293
3.15%, 03/01/26 (Call 12/01/25)(a)	19,127	18,767,036
3.15%, 02/15/28 (Call 11/15/27)	7,182	6,913,266
3.20%, 07/15/36 (Call 01/15/36)(a)	18,501	16,185,359
3.30%, 02/01/27 (Call 11/01/26)	9,043	8,840,585
3.38%, 02/15/25 (Call 11/15/24)	13,182	13,180,434
3.38%, 08/15/25 (Call 05/15/25)	17,506	17,449,911
3.40%, 07/15/46 (Call 01/15/46)(a)	25,074	21,312,727
3.55%, 05/01/28 (Call 02/01/28)(a)	10,851	10,744,874
3.60%, 03/01/24(a)	15,471	15,731,821
3.70%, 04/15/24 (Call 03/15/24)	36,824	37,615,701
3.90%, 03/01/38 (Call 09/01/37)	9,513	9,000,981
3.95%, 10/15/25 (Call 08/15/25)	34,772	35,785,225
3.97%, 11/01/47 (Call 05/01/47)(a)	13,894	12,853,078
4.00%, 08/15/47 (Call 02/15/47)(a)	8,640	8,047,154
4.00%, 03/01/48 (Call 09/01/47)(a)	16,720	15,597,545
4.00%, 11/01/49 (Call 05/01/49)(a)	19,298	17,941,650
4.05%, 11/01/52 (Call 05/01/52)	9,174	8,481,204
4.15%, 10/15/28 (Call 07/15/28)	49,285	50,853,071
4.20%, 08/15/34 (Call 02/15/34)	14,214	14,248,168
4.25%, 10/15/30 (Call 07/15/30)	21,986	22,779,248
4.25%, 01/15/33(a)	21,286	21,758,181
4.40%, 08/15/35 (Call 02/15/35)	12,443	12,553,358
4.60%, 10/15/38 (Call 04/15/38)	35,973	37,119,254

Security	Par (000)	Value

Media (continued)
4.60%, 08/15/45 (Call 02/15/45)	$18,501	$18,886,933
4.65%, 07/15/42(a)	13,310	13,659,840
4.70%, 10/15/48 (Call 04/15/48)(a)	54,335	56,532,568
4.75%, 03/01/44	17,386	18,089,005
4.95%, 10/15/58 (Call 04/15/58)	35,129	37,095,044
5.65%, 06/15/35	4,766	5,417,572
6.40%, 05/15/38(a)	3,411	4,171,174
6.45%, 03/15/37(a)	5,405	6,643,581
6.50%, 11/15/35	11,243	13,716,075
6.95%, 08/15/37	13,197	16,955,024
7.05%, 03/15/33(a)	9,239	11,969,635
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	11,840	11,462,176
3.95%, 03/20/28 (Call 12/20/27)(a)	26,788	25,498,032
4.88%, 04/01/43(a)	14,172	12,754,963
5.00%, 09/20/37 (Call 03/20/37)(a)	17,026	16,081,886
5.20%, 09/20/47 (Call 03/20/47)(a)	21,220	19,955,226
6.35%, 06/01/40(a)	2,946	3,149,580
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)(b)	14,581	14,880,207
4.71%, 01/25/29 (Call 10/25/28)(b)	22,733	23,622,370
5.48%, 01/25/39 (Call 07/25/38)(b)	14,000	14,674,748
5.58%, 01/25/49 (Call 07/25/48)(b)	18,090	19,074,331
NBCUniversal Media LLC
2.88%, 01/15/23(a)	13,466	13,384,012
4.45%, 01/15/43	20,224	20,068,441
5.95%, 04/01/41(a)	4,310	5,088,782
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	3,433	3,461,189
4.50%, 09/15/42 (Call 03/15/42)	14,258	11,957,232
5.50%, 09/01/41 (Call 03/01/41)	10,867	10,339,443
5.88%, 11/15/40 (Call 05/15/40)(a)	11,607	11,500,247
6.55%, 05/01/37	9,280	9,870,699
6.75%, 06/15/39(a)	20,236	21,717,510
7.30%, 07/01/38(a)	20,968	23,706,456
Time Warner Entertainment Co. LP
8.38%, 03/15/23	15,161	17,476,793
8.38%, 07/15/33(a)	13,949	17,630,463
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)(a)	15,085	15,433,756
4.38%, 03/15/43	17,156	14,728,236
5.85%, 09/01/43 (Call 03/01/43)(a)	17,136	17,873,192
6.88%, 04/30/36(a)	12,593	14,309,573
Walt Disney Co. (The)
1.85%, 07/30/26(a)	5,308	4,832,557
2.35%, 12/01/22(a)	12,574	12,355,601
2.75%, 08/16/21	1,768	1,765,940
2.95%, 06/15/27(a)	11,411	11,173,736
3.00%, 02/13/26	15,938	15,768,080
3.15%, 09/17/25(a)	16,120	16,198,941
4.13%, 06/01/44(a)	11,123	11,263,329
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	14,449	13,375,640
3.55%, 06/01/24 (Call 03/01/24)	11,821	11,768,289
3.60%, 07/15/25 (Call 04/15/25)	23,560	23,190,732
3.80%, 02/15/27 (Call 11/15/26)	27,131	26,460,672
4.85%, 07/15/45 (Call 01/15/45)(a)	5,164	4,927,736

		1,660,470,188

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)(a)	$18,444	$18,141,420
3.25%, 06/15/25 (Call 03/15/25)	4,636	4,692,965

		22,834,385

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42(a)	7,980	8,292,612
Barrick North America Finance LLC
5.70%, 05/30/41	10,068	11,047,077
5.75%, 05/01/43(a)	10,650	11,789,288
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	12,194	13,692,685
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,955	1,949,034
4.13%, 02/24/42(a)	10,613	10,737,280
5.00%, 09/30/43(a)	31,244	35,535,392
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	6,862	6,891,202
4.88%, 03/15/42 (Call 09/15/41)(a)	11,029	11,005,105
6.25%, 10/01/39(a)	7,928	9,104,486
Rio Tinto Alcan Inc., 6.13%, 12/15/33	4,994	6,098,283
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	8,057	8,296,586
5.20%, 11/02/40(a)	18,256	20,860,032
7.13%, 07/15/28(a)	8,971	11,386,910
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,291	11,333,271

		178,019,243

Oil & Gas — 5.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	7,823	9,455,784
Anadarko Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)(a)	16,234	17,353,014
6.20%, 03/15/40(a)	11,144	12,257,614
6.45%, 09/15/36	22,218	25,001,409
6.60%, 03/15/46 (Call 09/15/45)(a)	10,693	12,673,311
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	10,116	10,018,993
4.25%, 01/15/44 (Call 07/15/43)	13,354	11,399,220
4.75%, 04/15/43 (Call 10/15/42)	18,564	16,868,320
5.10%, 09/01/40 (Call 03/01/40)	18,379	17,347,868
6.00%, 01/15/37	8,243	8,644,796
BP Capital Markets America Inc.
2.75%, 05/10/23	18,913	18,631,287
3.02%, 01/16/27 (Call 10/16/26)	6,821	6,580,208
3.12%, 05/04/26 (Call 02/04/26)	10,472	10,244,765
3.22%, 11/28/23 (Call 09/28/23)	10,246	10,269,238
3.22%, 04/14/24 (Call 02/14/24)	9,746	9,759,745
3.25%, 05/06/22	9,671	9,747,929
3.59%, 04/14/27 (Call 01/14/27)	2,647	2,653,200
3.79%, 02/06/24 (Call 01/06/24)	10,000	10,257,474
3.80%, 09/21/25 (Call 07/21/25)(a)	10,255	10,497,409
4.23%, 11/06/28 (Call 08/06/28)	18,615	19,563,269
BP Capital Markets PLC
2.50%, 11/06/22(a)	8,963	8,800,484
3.06%, 03/17/22(a)	13,947	13,981,770
3.28%, 09/19/27 (Call 06/19/27)(a)	15,644	15,294,978
3.51%, 03/17/25	8,773	8,852,865
3.54%, 11/04/24	12,273	12,487,884
3.72%, 11/28/28 (Call 08/28/28)(a)	7,675	7,802,376

Security	Par (000)	Value

Oil & Gas (continued)
3.81%, 02/10/24	$15,383	$15,803,154
3.99%, 09/26/23	13,097	13,567,244
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	9,540	9,316,035
3.85%, 06/01/27 (Call 03/01/27)(a)	15,768	15,441,530
4.95%, 06/01/47 (Call 12/01/46)	9,487	9,845,100
6.25%, 03/15/38(a)	18,369	21,262,040
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	7,916	7,544,056
4.45%, 09/15/42 (Call 03/15/42)	6,452	5,333,968
5.25%, 06/15/37 (Call 12/15/36)	1,859	1,737,572
5.40%, 06/15/47 (Call 12/15/46)(a)	18,596	17,504,716
6.75%, 11/15/39	15,121	15,874,083
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	18,561	18,255,564
2.57%, 05/16/23 (Call 03/16/23)(a)	13,135	12,957,202
2.90%, 03/03/24 (Call 01/03/24)(a)	8,805	8,767,564
2.95%, 05/16/26 (Call 02/16/26)(a)	26,959	26,497,958
3.19%, 06/24/23 (Call 03/24/23)(a)	26,116	26,378,346
3.33%, 11/17/25 (Call 08/17/25)	8,408	8,508,439
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	17,408	16,855,366
4.30%, 08/15/28 (Call 05/15/28)(a)	7,275	7,328,816
4.88%, 10/01/47 (Call 04/01/47)(a)	7,881	7,919,289
ConocoPhillips, 6.50%, 02/01/39(a)	31,023	40,566,453
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	10,048	10,318,863
4.95%, 03/15/26 (Call 12/15/25)(a)	18,101	19,824,956
ConocoPhillips Holding Co., 6.95%, 04/15/29	21,464	27,251,235
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)(a)	11,629	11,559,081
4.75%, 05/15/42 (Call 11/15/41)	13,305	12,985,897
5.00%, 06/15/45 (Call 12/15/44)	4,888	4,940,158
5.60%, 07/15/41 (Call 01/15/41)	8,596	9,299,474
5.85%, 12/15/25 (Call 09/15/25)	947	1,044,389
Encana Corp., 6.50%, 08/15/34	12,871	14,711,102
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)(a)	18,984	18,618,888
4.15%, 01/15/26 (Call 10/15/25)	9,761	10,143,128
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	14,494	13,993,777
3.90%, 10/01/27 (Call 07/01/27)(a)	5,337	4,840,151
4.88%, 11/15/21	5,778	5,928,189
Equinor ASA
2.45%, 01/17/23(a)	11,856	11,677,302
2.65%, 01/15/24	13,971	13,769,841
2.75%, 11/10/21(a)	379	378,971
3.15%, 01/23/22	2,505	2,530,749
3.70%, 03/01/24	15,170	15,641,848
3.95%, 05/15/43	8,121	7,956,970
4.80%, 11/08/43	4,957	5,474,493
5.10%, 08/17/40	7,132	8,095,500
Exxon Mobil Corp.
2.40%, 03/06/22 (Call 01/06/22)(a)	6,450	6,385,045
2.71%, 03/06/25 (Call 12/06/24)(a)	16,689	16,450,252
2.73%, 03/01/23 (Call 01/01/23)	17,801	17,774,080
3.04%, 03/01/26 (Call 12/01/25)(a)	38,109	37,887,659
3.18%, 03/15/24 (Call 12/15/23)(a)	8,132	8,232,282
3.57%, 03/06/45 (Call 09/06/44)(a)	7,147	6,848,157
4.11%, 03/01/46 (Call 09/01/45)(a)	31,124	32,383,305

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	$11,421	$11,046,666
5.60%, 02/15/41	11,972	11,632,399
6.00%, 01/15/40	9,472	9,504,271
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)(a)	2,964	2,888,783
3.85%, 06/01/25 (Call 03/01/25)	11,322	11,184,794
4.40%, 07/15/27 (Call 04/15/27)(a)	13,917	14,026,152
6.60%, 10/01/37	12,813	14,705,123
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	9,762	9,643,378
4.75%, 09/15/44 (Call 03/15/44)	9,702	9,298,759
5.13%, 12/15/26 (Call 09/15/26)(b)	237	250,676
6.50%, 03/01/41 (Call 09/01/40)(a)	14,505	16,899,928
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	5,473	5,569,301
5.05%, 11/15/44 (Call 05/15/44)	12,774	11,968,083
5.25%, 11/15/43 (Call 05/15/43)	9,853	9,418,360
6.00%, 03/01/41 (Call 09/01/40)	10,060	10,439,264
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	11,395	11,238,727
3.00%, 02/15/27 (Call 11/15/26)	5,326	5,178,097
3.13%, 02/15/22 (Call 11/15/21)(a)	2,995	3,014,208
3.40%, 04/15/26 (Call 01/15/26)(a)	12,335	12,360,686
3.50%, 06/15/25 (Call 03/15/25)	6,520	6,595,831
4.10%, 02/15/47 (Call 08/15/46)(a)	12,878	12,594,571
4.20%, 03/15/48 (Call 09/15/47)(a)	11,258	11,248,926
4.40%, 04/15/46 (Call 10/15/45)	12,113	12,395,503
4.63%, 06/15/45 (Call 12/15/44)	14,864	15,608,233
Petro-Canada, 6.80%, 05/15/38(a)	11,460	14,225,802
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	5,134	5,113,474
4.30%, 04/01/22	13,799	14,288,717
4.65%, 11/15/34 (Call 05/15/34)	20,112	20,791,454
4.88%, 11/15/44 (Call 05/15/44)(a)	21,982	22,896,557
5.88%, 05/01/42(a)	19,272	22,343,375
Shell International Finance BV
1.75%, 09/12/21(a)	3,757	3,660,892
2.25%, 01/06/23	16,355	15,968,409
2.38%, 08/21/22(a)	15,175	14,938,633
2.50%, 09/12/26	20,195	19,090,467
2.88%, 05/10/26(a)	24,185	23,500,412
3.25%, 05/11/25	31,647	31,775,579
3.40%, 08/12/23(a)	5,839	5,951,533
3.50%, 11/13/23 (Call 10/13/23)	11,000	11,241,229
3.75%, 09/12/46(a)	13,223	12,598,328
3.88%, 11/13/28 (Call 08/13/28)(a)	19,260	19,943,682
4.00%, 05/10/46(a)	27,588	27,575,036
4.13%, 05/11/35(a)	9,008	9,285,692
4.38%, 05/11/45	38,719	40,706,922
4.55%, 08/12/43	22,622	24,360,740
5.50%, 03/25/40	8,481	10,139,151
6.38%, 12/15/38(a)	24,673	32,152,938
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)(a)	9,384	9,451,777
4.00%, 11/15/47 (Call 05/15/47)(a)	11,575	10,761,304
6.50%, 06/15/38	14,727	17,860,730
6.85%, 06/01/39(a)	6,361	7,981,460
Total Capital Canada Ltd., 2.75%, 07/15/23	2,047	2,018,918

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA
2.70%, 01/25/23(a)	$14,952	$14,779,396
2.75%, 06/19/21(a)	5,203	5,197,718
2.88%, 02/17/22(a)	3,480	3,481,802
3.46%, 02/19/29 (Call 11/19/28)	15,580	15,548,077
3.70%, 01/15/24	8,718	8,946,026
3.75%, 04/10/24(a)	10,025	10,308,839
Total Capital SA, 3.88%, 10/11/28	21,525	22,279,326
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	14,131	13,539,280
4.35%, 06/01/28 (Call 03/01/28)(a)	13,915	14,097,998
6.63%, 06/15/37(a)	17,380	20,597,770
7.50%, 04/15/32	5,745	7,144,295

		1,805,909,904

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	2,833	2,871,174
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	4,638	4,565,677
3.34%, 12/15/27 (Call 09/15/27)(a)	15,802	14,987,400
4.08%, 12/15/47 (Call 06/15/47)(a)	25,049	22,055,775
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	13,834	13,958,881
3.80%, 11/15/25 (Call 08/15/25)(a)	26,488	26,749,609
4.75%, 08/01/43 (Call 02/01/43)(a)	12,661	12,567,532
4.85%, 11/15/35 (Call 05/15/35)	7,531	7,615,506
5.00%, 11/15/45 (Call 05/15/45)(a)	31,433	32,310,534
6.70%, 09/15/38(a)	10,428	12,687,789
7.45%, 09/15/39(a)	8,185	10,735,132
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)(a)	4,536	4,396,485
3.95%, 12/01/42 (Call 06/01/42)	12,532	10,225,760
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	7,251	7,446,160

		183,173,414

Packaging & Containers — 0.0%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(a)	3,790	3,900,132

Pharmaceuticals — 7.9%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	15,985	15,606,068
2.90%, 11/06/22(a)	32,907	32,473,394
3.20%, 11/06/22 (Call 09/06/22)(a)	9,660	9,613,734
3.20%, 05/14/26 (Call 02/14/26)(a)	26,246	24,744,401
3.60%, 05/14/25 (Call 02/14/25)(a)	34,598	34,063,665
3.75%, 11/14/23 (Call 10/14/23)(a)	18,505	18,685,570
4.25%, 11/14/28 (Call 08/14/28)(a)	27,276	26,980,945
4.30%, 05/14/36 (Call 11/14/35)(a)	15,327	13,918,855
4.40%, 11/06/42(a)	27,442	24,347,209
4.45%, 05/14/46 (Call 11/14/45)(a)	24,828	21,904,694
4.50%, 05/14/35 (Call 11/14/34)	29,731	27,765,623
4.70%, 05/14/45 (Call 11/14/44)(a)	28,965	26,526,712
4.88%, 11/14/48 (Call 05/14/48)(a)	21,120	19,857,860
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)(a)	26,051	25,695,141
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	31,453	31,313,364
3.80%, 03/15/25 (Call 12/15/24)(a)	43,184	42,687,466
3.85%, 06/15/24 (Call 03/15/24)(a)	9,811	9,773,685
4.55%, 03/15/35 (Call 09/15/34)(a)	36,190	33,707,420

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.75%, 03/15/45 (Call 09/15/44)(a)	$17,260	$15,974,373
4.85%, 06/15/44 (Call 12/15/43)(a)	7,911	7,313,372
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	14,689	14,355,876
3.13%, 06/12/27 (Call 03/12/27)	12,920	12,233,018
3.38%, 11/16/25(a)	29,763	29,255,312
3.50%, 08/17/23 (Call 07/17/23)	10,000	10,051,087
4.00%, 01/17/29 (Call 10/17/28)(a)	13,884	14,006,154
4.00%, 09/18/42	15,595	14,259,170
4.38%, 11/16/45(a)	11,376	11,003,974
4.38%, 08/17/48 (Call 02/17/48)(a)	8,552	8,240,051
6.45%, 09/15/37(a)	30,699	37,265,522
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	9,770	9,477,978
3.25%, 02/27/27(a)	11,172	10,864,473
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	10,090	9,799,571
3.08%, 06/15/24 (Call 04/15/24)(a)	10,810	10,359,138
3.41%, 06/15/27 (Call 03/15/27)(a)	15,447	14,442,136
Cigna Corp.
3.75%, 07/15/23 (Call 06/15/23)(a)(b)	35,577	35,999,836
4.13%, 11/15/25 (Call 09/15/25)(b)	27,356	27,789,628
4.38%, 10/15/28 (Call 07/15/28)(a)(b)	41,397	41,953,305
4.80%, 08/15/38 (Call 02/15/38)(a)(b)	31,686	31,546,762
4.90%, 12/15/48 (Call 06/15/48)(a)(b)	32,968	32,586,639
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	14,242	13,909,129
2.88%, 06/01/26 (Call 03/01/26)(a)	20,577	19,145,606
3.50%, 07/20/22 (Call 05/20/22)(a)	12,835	12,893,689
3.70%, 03/09/23 (Call 02/09/23)(a)	69,383	69,731,441
3.88%, 07/20/25 (Call 04/20/25)(a)	30,652	30,615,368
4.00%, 12/05/23 (Call 09/05/23)	16,059	16,330,680
4.10%, 03/25/25 (Call 01/25/25)(a)	66,571	67,467,538
4.30%, 03/25/28 (Call 12/25/27)(a)	103,273	103,295,049
4.78%, 03/25/38 (Call 09/25/37)	55,236	53,749,550
5.05%, 03/25/48 (Call 09/25/47)(a)	91,878	90,875,795
5.13%, 07/20/45 (Call 01/20/45)(a)	44,860	44,614,306
5.30%, 12/05/43 (Call 06/05/43)(a)	5,980	6,067,585
Eli Lilly & Co.
2.35%, 05/15/22(a)	5,783	5,719,839
2.75%, 06/01/25 (Call 03/01/25)(a)	11,170	10,941,299
3.10%, 05/15/27 (Call 02/15/27)(a)	9,801	9,624,339
3.38%, 03/15/29 (Call 12/15/28)	12,755	12,666,621
3.70%, 03/01/45 (Call 09/01/44)	9,881	9,391,251
3.88%, 03/15/39 (Call 09/15/38)	10,000	9,849,367
3.95%, 05/15/47 (Call 11/15/46)(a)	12,755	12,582,342
3.95%, 03/15/49 (Call 09/15/48)	17,315	16,922,259
4.15%, 03/15/59 (Call 09/15/58)	10,000	9,757,579
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	11,185	10,962,904
3.40%, 03/01/27 (Call 12/01/26)(a)	21,406	20,374,685
3.50%, 06/15/24 (Call 03/15/24)	13,481	13,351,471
3.90%, 02/15/22(a)	7,442	7,596,947
4.50%, 02/25/26 (Call 11/27/25)(a)	17,032	17,436,285
4.75%, 11/15/21	3,044	3,158,791
4.80%, 07/15/46 (Call 01/15/46)(a)	20,687	20,332,532
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	6,446	6,385,628
3.38%, 05/15/23(a)	21,147	21,389,118
3.63%, 05/15/25(a)	18,433	18,762,213

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 05/15/28(a)	$21,899	$22,459,325
6.38%, 05/15/38(a)	32,408	41,121,179
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	19,319	19,260,122
Johnson & Johnson
2.25%, 03/03/22 (Call 02/03/22)(a)	4,698	4,637,256
2.45%, 03/01/26 (Call 12/01/25)(a)	28,683	27,392,411
2.63%, 01/15/25 (Call 11/15/24)(a)	9,511	9,348,138
2.90%, 01/15/28 (Call 10/15/27)(a)	16,129	15,657,362
2.95%, 03/03/27 (Call 12/03/26)	7,637	7,447,702
3.38%, 12/05/23(a)	6,783	6,958,540
3.40%, 01/15/38 (Call 07/15/37)(a)	24,883	23,673,627
3.50%, 01/15/48 (Call 07/15/47)(a)	12,252	11,502,506
3.55%, 03/01/36 (Call 09/01/35)	11,406	11,036,383
3.63%, 03/03/37 (Call 09/03/36)	15,850	15,446,678
3.70%, 03/01/46 (Call 09/01/45)(a)	14,157	13,748,879
3.75%, 03/03/47 (Call 09/03/46)(a)	15,477	15,152,639
4.38%, 12/05/33 (Call 06/05/33)	8,119	8,722,314
5.95%, 08/15/37	17,809	22,458,132
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	4,250	4,266,762
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,893	11,356,335
Merck & Co. Inc.
2.35%, 02/10/22(a)	2,810	2,780,272
2.40%, 09/15/22 (Call 06/15/22)(a)	7,942	7,830,170
2.75%, 02/10/25 (Call 11/10/24)(a)	35,181	34,456,472
2.80%, 05/18/23	14,917	14,846,159
3.70%, 02/10/45 (Call 08/10/44)(a)	30,407	28,941,027
4.15%, 05/18/43(a)	8,933	9,133,339
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	13,049	12,306,815
5.20%, 04/15/48 (Call 10/15/47)	2,475	2,105,816
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)(a)	32,740	30,576,269
3.95%, 06/15/26 (Call 03/15/26)(b)	1,937	1,811,037
5.25%, 06/15/46 (Call 12/15/45)(a)	7,957	6,863,469
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	10,528	10,402,795
2.40%, 09/21/22(a)	20,989	20,658,979
3.00%, 11/20/25 (Call 08/20/25)(a)	11,326	11,260,225
3.10%, 05/17/27 (Call 02/17/27)(a)	9,462	9,328,455
3.40%, 05/06/24(a)	30,111	30,795,137
4.00%, 11/20/45 (Call 05/20/45)(a)	19,956	19,976,688
4.40%, 05/06/44(a)	21,062	22,391,735
Pfizer Inc.
2.20%, 12/15/21(a)	3,007	2,966,589
2.75%, 06/03/26	26,054	25,149,825
3.00%, 06/15/23(a)	14,875	14,973,172
3.00%, 12/15/26(a)	34,056	33,328,094
3.20%, 09/15/23 (Call 08/15/23)	6,468	6,558,433
3.40%, 05/15/24(a)	17,271	17,723,452
3.60%, 09/15/28 (Call 06/15/28)	12,380	12,593,426
4.00%, 12/15/36	14,137	14,263,865
4.10%, 09/15/38 (Call 03/15/38)(a)	1,890	1,925,287
4.13%, 12/15/46	10,426	10,547,822
4.20%, 09/15/48 (Call 03/15/48)(a)	18,669	19,177,497
4.30%, 06/15/43	11,383	11,771,864
4.40%, 05/15/44	5,279	5,548,217
7.20%, 03/15/39(a)	22,576	31,827,597
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	4,037	4,099,778

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)(a)	$3,046	$2,973,373
2.88%, 09/23/23 (Call 07/23/23)(a)	25,798	24,951,057
3.20%, 09/23/26 (Call 06/23/26)	34,344	32,292,966
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(b)	14,600	15,086,088
5.00%, 11/26/28 (Call 08/26/28)(a)(b)	22,885	23,958,036
Wyeth LLC
5.95%, 04/01/37	18,774	23,153,032
6.50%, 02/01/34	10,007	12,969,563
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	10,028	9,349,453
3.25%, 02/01/23 (Call 11/01/22)(a)	18,707	18,633,734
3.95%, 09/12/47 (Call 03/12/47)	903	815,389
4.50%, 11/13/25 (Call 08/13/25)	9,198	9,632,065
4.70%, 02/01/43 (Call 08/01/42)(a)	11,770	11,992,856

		2,570,718,066

Pipelines — 3.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)(a)	1,525	1,498,674
5.25%, 01/15/25 (Call 01/15/21)	1,850	1,890,899
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	9,647	9,842,205
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	13,127	13,014,974
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	1,275	1,297,792
4.25%, 12/01/26 (Call 09/01/26)(a)	10,080	10,272,694
5.50%, 12/01/46 (Call 06/01/46)(a)	9,816	11,162,920
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	6,750	6,720,313
4.05%, 03/15/25 (Call 12/15/24)(a)	12,510	12,426,640
4.50%, 04/15/24 (Call 03/15/24)	10,000	10,285,687
4.75%, 01/15/26 (Call 10/15/25)(a)	9,671	9,854,058
4.95%, 06/15/28 (Call 03/15/28)(a)	3,837	3,921,225
5.15%, 03/15/45 (Call 09/15/44)(a)	13,275	12,373,310
5.20%, 02/01/22 (Call 11/01/21)	2,422	2,521,610
5.25%, 04/15/29 (Call 01/15/29)(a)	15,029	15,696,441
5.30%, 04/15/47 (Call 10/15/46)	18,206	17,168,232
6.13%, 12/15/45 (Call 06/15/45)(a)	10,419	10,759,005
6.25%, 04/15/49 (Call 10/15/48)	20,955	22,427,105
6.50%, 02/01/42 (Call 08/01/41)(a)	12,923	13,949,487
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(a)	11,354	11,746,820
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	8,036	8,514,400
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	15,215	15,253,337
3.70%, 02/15/26 (Call 11/15/25)(a)	9,133	9,147,582
3.75%, 02/15/25 (Call 11/15/24)(a)	14,021	14,206,090
3.90%, 02/15/24 (Call 11/15/23)(a)	12,139	12,412,880
3.95%, 02/15/27 (Call 11/15/26)	10	10,156
4.15%, 10/16/28 (Call 07/16/28)(a)	11,855	12,165,845
4.25%, 02/15/48 (Call 08/15/47)(a)	15,602	14,638,940
4.45%, 02/15/43 (Call 08/15/42)(a)	12,984	12,564,869
4.80%, 02/01/49 (Call 08/01/48)	12,280	12,502,785
4.85%, 08/15/42 (Call 02/15/42)	11,904	12,039,503
4.85%, 03/15/44 (Call 09/15/43)(a)	16,308	16,675,693
4.90%, 05/15/46 (Call 11/15/45)(a)	8,964	9,216,892
5.10%, 02/15/45 (Call 08/15/44)	16,079	16,943,328
5.95%, 02/01/41	10,201	11,645,372

Security	Par (000)	Value

Pipelines (continued)
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	$2,073	$2,085,312
5.50%, 07/15/28 (Call 04/15/28)	12,675	12,629,127
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)(a)	8,220	8,360,136
5.50%, 03/01/44 (Call 09/01/43)	10,254	10,588,405
6.95%, 01/15/38	12,632	15,102,914
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	10,645	10,532,041
4.30%, 06/01/25 (Call 03/01/25)(a)	16,991	17,416,093
4.30%, 03/01/28 (Call 12/01/27)(a)	14,065	14,205,715
5.05%, 02/15/46 (Call 08/15/45)	7,946	7,827,704
5.20%, 03/01/48 (Call 09/01/47)(a)	12,167	12,310,912
5.30%, 12/01/34 (Call 06/01/34)	14,741	15,318,847
5.55%, 06/01/45 (Call 12/01/44)(a)	17,350	18,208,214
7.75%, 01/15/32	11,181	14,047,342
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	14,567	14,089,977
4.13%, 03/01/27 (Call 12/01/26)(a)	14,631	14,341,115
4.50%, 07/15/23 (Call 04/15/23)(a)	13,820	14,306,995
4.50%, 04/15/38 (Call 10/15/37)	18,382	16,909,723
4.70%, 04/15/48 (Call 10/15/47)	17,826	16,276,648
4.80%, 02/15/29 (Call 11/15/28)	9,628	9,861,720
4.88%, 12/01/24 (Call 09/01/24)	17,694	18,480,845
4.88%, 06/01/25 (Call 03/01/25)(a)	14,753	15,363,702
5.20%, 03/01/47 (Call 09/01/46)(a)	9,343	9,131,592
5.50%, 02/15/49 (Call 08/15/48)	19,151	19,620,027
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)(a)	10,353	10,499,831
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	8,912	8,917,441
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	7,451	7,260,576
3.65%, 06/01/22 (Call 03/01/22)	6,917	6,908,166
4.50%, 12/15/26 (Call 09/15/26)(a)	5,034	5,035,981
4.65%, 10/15/25 (Call 07/15/25)(a)	17,035	17,442,234
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	21,040	20,752,335
5.00%, 03/15/27 (Call 09/15/26)	13,437	13,946,895
5.63%, 04/15/23 (Call 01/15/23)(a)	19,687	20,993,390
5.63%, 03/01/25 (Call 12/01/24)(a)	18,479	19,969,241
5.75%, 05/15/24 (Call 02/15/24)(a)	19,536	21,125,287
5.88%, 06/30/26 (Call 12/31/25)(a)	23,667	25,817,372
6.25%, 03/15/22 (Call 12/15/21)(a)	4,362	4,666,497
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	3,893	4,076,363
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	13,288	12,729,382
5.35%, 05/15/45 (Call 11/15/44)	9,279	8,770,244
5.40%, 10/01/47 (Call 04/01/47)(a)	17,354	16,588,999
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	11,901	11,672,519
4.25%, 05/15/28 (Call 02/15/28)(a)	16,372	16,691,468
4.63%, 03/01/34 (Call 12/01/33)	15,164	15,426,907
4.88%, 01/15/26 (Call 10/15/25)(a)	12,742	13,468,104
4.88%, 05/15/48 (Call 11/15/47)(a)	12,427	12,505,555
5.10%, 03/15/49 (Call 09/15/48)(a)	12,635	13,052,980
6.10%, 06/01/40(a)	11,319	12,970,624
6.20%, 10/15/37	12,408	14,229,280
7.63%, 01/15/39(a)	13,842	18,196,790
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	10,450	12,804,162

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	$10,078	$10,025,198
3.60%, 03/15/22 (Call 01/15/22)	14,204	14,287,792
3.75%, 06/15/27 (Call 03/15/27)	18,735	18,171,341
3.90%, 01/15/25 (Call 10/15/24)(a)	8,525	8,543,988
4.00%, 09/15/25 (Call 06/15/25)	8,995	9,044,718
4.30%, 03/04/24 (Call 12/04/23)(a)	16,244	16,631,065
4.85%, 03/01/48 (Call 09/01/47)(a)	8,290	7,934,135
5.10%, 09/15/45 (Call 03/15/45)	12,611	12,486,553
6.30%, 04/15/40(a)	16,690	18,805,676

		1,166,231,958

Real Estate Investment Trusts — 1.3%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	12,552	11,996,717
3.50%, 01/31/23(a)	12,858	12,838,764
3.55%, 07/15/27 (Call 04/15/27)	7,023	6,732,665
4.00%, 06/01/25 (Call 03/01/25)	13,499	13,609,435
5.00%, 02/15/24	17,194	18,220,753
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	13,324	12,328,858
3.20%, 01/15/25 (Call 10/15/24)(a)	8,019	7,782,698
3.65%, 02/01/26 (Call 11/03/25)(a)	6,739	6,640,460
3.85%, 02/01/23 (Call 11/01/22)	11,852	12,030,194
4.50%, 12/01/28 (Call 09/01/28)(a)	8,280	8,599,518
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	12,941	13,028,251
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)(a)	9,368	9,177,491
3.20%, 09/01/24 (Call 07/01/24)	8,726	8,467,194
3.65%, 09/01/27 (Call 06/01/27)(a)	20,206	19,407,758
3.70%, 06/15/26 (Call 03/15/26)(a)	11,329	11,038,080
3.80%, 02/15/28 (Call 11/15/27)(a)	18,571	17,976,238
4.45%, 02/15/26 (Call 11/15/25)(a)	12,583	12,834,228
4.88%, 04/15/22	5,811	6,040,218
5.25%, 01/15/23(a)	15,768	16,650,333
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	12,874	12,409,897
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)(a)	11,073	11,398,999
4.63%, 12/15/21 (Call 09/15/21)(a)	2,037	2,114,896
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	11,382	11,767,215
5.30%, 01/15/29 (Call 10/15/28)	12,023	12,193,011
5.38%, 04/15/26	12,697	13,087,423
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	9,703	9,723,717
4.00%, 06/01/25 (Call 03/01/25)(a)	11,288	11,324,972
4.25%, 11/15/23 (Call 08/15/23)(a)	6,303	6,425,782
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	3,282	3,293,367
4.65%, 08/01/23 (Call 05/01/23)(a)	100	105,142
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	15,789	15,381,664
3.30%, 01/15/26 (Call 10/15/25)(a)	19,482	19,140,621
3.38%, 10/01/24 (Call 07/01/24)(a)	16,710	16,778,935
3.38%, 06/15/27 (Call 03/15/27)	5,863	5,740,327
3.38%, 12/01/27 (Call 09/01/27)	2,054	2,009,858
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	12,501	12,605,528

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 7.38%, 03/15/32	$19,559	$24,934,099

		415,835,306

Retail — 3.5%
Costco Wholesale Corp.
2.30%, 05/18/22 (Call 04/18/22)(a)	7,970	7,878,997
2.75%, 05/18/24 (Call 03/18/24)	16,523	16,398,078
3.00%, 05/18/27 (Call 02/18/27)(a)	14,200	13,859,437
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	18,507	18,268,443
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	7,506	7,439,221
4.00%, 05/15/25 (Call 03/15/25)(a)	6,799	6,673,041
4.20%, 05/15/28 (Call 02/15/28)(a)	23,782	22,569,199
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	13,815	12,710,944
2.63%, 06/01/22 (Call 05/01/22)(a)	14,629	14,578,259
2.70%, 04/01/23 (Call 01/01/23)(a)	12,955	12,925,295
2.80%, 09/14/27 (Call 06/14/27)(a)	13,523	13,011,833
3.00%, 04/01/26 (Call 01/01/26)(a)	12,100	11,867,766
3.35%, 09/15/25 (Call 06/15/25)(a)	12,098	12,273,729
3.50%, 09/15/56 (Call 03/15/56)(a)	4,601	4,014,283
3.75%, 02/15/24 (Call 11/15/23)(a)	12,634	13,093,195
3.90%, 12/06/28 (Call 09/06/28)	5,910	6,141,092
3.90%, 06/15/47 (Call 12/15/46)(a)	6,529	6,304,252
4.20%, 04/01/43 (Call 10/01/42)(a)	15,014	15,128,898
4.25%, 04/01/46 (Call 10/01/45)(a)	16,661	16,952,596
4.40%, 03/15/45 (Call 09/15/44)	14,541	15,039,130
4.50%, 12/06/48 (Call 06/06/48)(a)	20,105	21,231,471
4.88%, 02/15/44 (Call 08/15/43)(a)	14,675	16,138,652
5.88%, 12/16/36(a)	31,204	37,872,713
5.95%, 04/01/41 (Call 10/01/40)	13,951	17,292,029
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	12,554	11,479,799
3.10%, 05/03/27 (Call 02/03/27)(a)	20,526	19,363,551
3.12%, 04/15/22 (Call 01/15/22)(a)	5,914	5,904,371
3.38%, 09/15/25 (Call 06/15/25)	4,432	4,332,525
3.70%, 04/15/46 (Call 10/15/45)(a)	14,678	12,399,826
4.05%, 05/03/47 (Call 11/03/46)(a)	19,582	17,452,179
4.38%, 09/15/45 (Call 03/15/45)(a)	12,131	11,294,017
4.65%, 04/15/42 (Call 10/15/41)	14,276	13,880,115
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	13,068	12,170,623
McDonald’s Corp.
2.63%, 01/15/22(a)	11,403	11,315,951
3.35%, 04/01/23 (Call 03/01/23)(a)	10,964	11,049,663
3.50%, 03/01/27 (Call 12/01/26)(a)	11,698	11,551,665
3.70%, 01/30/26 (Call 10/30/25)(a)	20,019	20,166,182
3.80%, 04/01/28 (Call 01/01/28)	15,068	15,035,217
4.45%, 03/01/47 (Call 09/01/46)(a)	10,973	10,690,428
4.45%, 09/01/48 (Call 03/01/48)(a)	8,655	8,417,849
4.70%, 12/09/35 (Call 06/09/35)(a)	11,951	12,282,340
4.88%, 12/09/45 (Call 06/09/45)(a)	23,086	23,756,584
6.30%, 10/15/37(a)	12,982	15,480,113
6.30%, 03/01/38(a)	5,913	7,072,121
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	2,290	2,218,660
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	6,728	6,712,450
3.50%, 03/01/28 (Call 12/01/27)(a)	1,298	1,268,051
3.80%, 08/15/25 (Call 06/15/25)(a)	16,956	17,184,569

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.85%, 10/01/23 (Call 07/01/23)(a)	$5,875	$6,001,556
4.00%, 11/15/28 (Call 08/15/28)(a)	8,160	8,259,147
4.50%, 11/15/48 (Call 05/15/48)(a)	15,505	14,944,744
Target Corp. 2.50%, 04/15/26(a)	11,604	11,041,099
2.90%, 01/15/22(a)	8,957	9,007,842
3.50%, 07/01/24(a)	14,849	15,226,984
3.63%, 04/15/46	14,123	12,696,628
3.90%, 11/15/47 (Call 05/15/47)(a)	10,081	9,486,894
4.00%, 07/01/42(a)	16,356	15,841,368
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	13,797	12,737,308
Walgreen Co., 3.10%, 09/15/22(a)	10,688	10,655,332
Walgreens Boots Alliance Inc. 3.30%, 11/18/21 (Call 09/18/21)(a)	2,120	2,131,592
3.45%, 06/01/26 (Call 03/01/26)(a)	29,957	28,678,624
3.80%, 11/18/24 (Call 08/18/24)(a)	24,953	25,021,688
4.80%, 11/18/44 (Call 05/18/44)(a)	16,463	15,355,496
Walmart Inc. 2.35%, 12/15/22 (Call 11/15/22)	18,295	18,014,964
2.55%, 04/11/23 (Call 01/11/23)(a)	25,693	25,433,249
2.65%, 12/15/24 (Call 10/15/24)(a)	11,909	11,729,772
3.30%, 04/22/24 (Call 01/22/24)(a)	29,517	30,018,795
3.40%, 06/26/23 (Call 05/26/23)	38,899	39,652,466
3.55%, 06/26/25 (Call 04/26/25)(a)	25,825	26,490,983
3.63%, 12/15/47 (Call 06/15/47)(a)	17,585	16,449,929
3.70%, 06/26/28 (Call 03/26/28)(a)	38,036	38,956,110
3.95%, 06/28/38 (Call 12/28/37)	17,624	17,688,028
4.00%, 04/11/43 (Call 10/11/42)(a)	1,327	1,318,741
4.05%, 06/29/48 (Call 12/29/47)	36,030	36,332,407
4.30%, 04/22/44 (Call 10/22/43)	1,851	1,924,074
5.25%, 09/01/35(a)	25,186	29,324,183
5.63%, 04/01/40(a)	3,311	4,005,946
5.63%, 04/15/41(a)	5,583	6,784,173
5.88%, 04/05/27	1,302	1,529,199
6.20%, 04/15/38(a)	2,614	3,307,768

		1,128,188,491

Semiconductors — 1.7%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)(a)	13,622	13,106,966
3.90%, 12/15/25 (Call 09/15/25)	11,750	11,743,494
Applied Materials Inc. 3.30%, 04/01/27 (Call 01/01/27)(a)	18,969	18,727,690
4.35%, 04/01/47 (Call 10/01/46)(a)	9,888	9,918,652
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65%, 01/15/23 (Call 12/15/22)	9,246	8,805,138
3.00%, 01/15/22 (Call 12/15/21)(a)	7,280	7,148,185
3.13%, 01/15/25 (Call 11/15/24)	20,544	19,033,406
3.50%, 01/15/28 (Call 10/15/27)(a)	17,309	15,422,701
3.63%, 01/15/24 (Call 11/15/23)(a)	28,604	27,790,411
3.88%, 01/15/27 (Call 10/15/26)	57,950	53,644,315
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)(a)	10,506	10,363,780
2.60%, 05/19/26 (Call 02/19/26)(a)	13,859	13,283,882
2.70%, 12/15/22(a)	19,359	19,268,946
2.88%, 05/11/24 (Call 03/11/24)(a)	12,861	12,727,923
3.10%, 07/29/22(a)	12,122	12,247,025
3.15%, 05/11/27 (Call 02/11/27)(a)	14,856	14,739,692
3.70%, 07/29/25 (Call 04/29/25)(a)	28,233	29,061,972
3.73%, 12/08/47 (Call 06/08/47)(a)	18,153	17,306,407

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 12/15/32(a)	$18,230	$19,360,743
4.10%, 05/19/46 (Call 11/19/45)(a)	20,340	20,506,011
4.10%, 05/11/47 (Call 11/11/46)(a)	22,089	22,195,559
4.80%, 10/01/41(a)	2,215	2,454,890
4.90%, 07/29/45 (Call 01/29/45)	1,840	2,081,310
NVIDIA Corp. 2.20%, 09/16/21 (Call 08/16/21)(a)	2,226	2,182,080
3.20%, 09/16/26 (Call 06/16/26)	13,784	13,391,859
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)	13,701	13,355,409
2.90%, 05/20/24 (Call 03/20/24)(a)	17,164	16,589,275
3.00%, 05/20/22(a)	18,003	17,918,451
3.25%, 05/20/27 (Call 02/20/27)(a)	20,253	19,129,406
3.45%, 05/20/25 (Call 02/20/25)(a)	24,960	24,546,308
4.30%, 05/20/47 (Call 11/20/46)	16,856	15,118,199
4.65%, 05/20/35 (Call 11/20/34)(a)	18,156	17,724,759
4.80%, 05/20/45 (Call 11/20/44)	21,978	21,133,555
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(a)	22,184	22,606,674

		564,635,073

Software — 3.8%
Fidelity National Information Services Inc. 2.25%, 08/15/21 (Call 07/15/21)	76	73,846
3.00%, 08/15/26 (Call 05/15/26)(a)	15,202	14,171,842
3.50%, 04/15/23 (Call 01/15/23)(a)	2,024	2,011,057
5.00%, 10/15/25 (Call 07/15/25)	11,525	12,131,842
Fiserv Inc. 3.80%, 10/01/23 (Call 09/01/23)	2,286	2,295,652
3.85%, 06/01/25 (Call 03/01/25)(a)	8,601	8,616,314
4.20%, 10/01/28 (Call 07/01/28)	3,220	3,180,042
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)(a)	30,189	29,214,493
2.13%, 11/15/22(a)	5,979	5,881,091
2.38%, 02/12/22 (Call 01/12/22)(a)	1,995	1,976,640
2.38%, 05/01/23 (Call 02/01/23)(a)	13,375	13,206,732
2.40%, 08/08/26 (Call 05/08/26)(a)	42,720	40,542,156
2.65%, 11/03/22 (Call 09/03/22)(a)	9,768	9,751,123
2.70%, 02/12/25 (Call 11/12/24)(a)	33,308	32,799,653
2.88%, 02/06/24 (Call 12/06/23)(a)	33,602	33,592,343
3.13%, 11/03/25 (Call 08/03/25)(a)	20,532	20,652,285
3.30%, 02/06/27 (Call 11/06/26)(a)	37,026	37,241,162
3.45%, 08/08/36 (Call 02/08/36)	19,870	19,284,222
3.50%, 02/12/35 (Call 08/12/34)	11,230	10,981,368
3.50%, 11/15/42(a)	7,034	6,643,543
3.63%, 12/15/23 (Call 09/15/23)(a)	24,919	25,836,777
3.70%, 08/08/46 (Call 02/08/46)(a)	52,657	51,372,869
3.75%, 02/12/45 (Call 08/12/44)(a)	23,875	23,400,243
3.95%, 08/08/56 (Call 02/08/56)(a)	36,000	35,370,277
4.00%, 02/12/55 (Call 08/12/54)	19,594	19,455,063
4.10%, 02/06/37 (Call 08/06/36)	27,813	29,051,502
4.20%, 11/03/35 (Call 05/03/35)(a)	19,661	20,780,466
4.45%, 11/03/45 (Call 05/03/45)(a)	38,118	41,491,710
4.50%, 10/01/40(a)	17,751	19,302,207
4.50%, 02/06/57 (Call 08/06/56)	29,925	32,610,613
4.75%, 11/03/55 (Call 05/03/55)(a)	8,513	9,596,836
5.20%, 06/01/39	4,554	5,386,135
5.30%, 02/08/41	14,849	17,754,177
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	31,501	33,273,379

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp. 1.90%, 09/15/21 (Call 08/15/21)(a)	$1,478	$1,445,146
2.40%, 09/15/23 (Call 07/15/23)(a)	25,163	24,449,727
2.50%, 05/15/22 (Call 03/15/22)(a)	26,187	25,868,008
2.50%, 10/15/22	25,170	24,834,363
2.63%, 02/15/23 (Call 01/15/23)	19,160	18,893,983
2.65%, 07/15/26 (Call 04/15/26)	40,442	38,408,875
2.95%, 11/15/24 (Call 09/15/24)(a)	29,752	29,421,982
2.95%, 05/15/25 (Call 02/15/25)(a)	27,849	27,357,913
3.25%, 11/15/27 (Call 08/15/27)(a)	47,301	46,552,528
3.40%, 07/08/24 (Call 04/08/24)(a)	31,315	31,673,929
3.63%, 07/15/23(a)	14,208	14,563,379
3.80%, 11/15/37 (Call 05/15/37)(a)	20,334	19,491,237
3.85%, 07/15/36 (Call 01/15/36)(a)	20,745	20,080,268
3.90%, 05/15/35 (Call 11/15/34)(a)	13,184	12,907,564
4.00%, 07/15/46 (Call 01/15/46)	50,065	47,873,069
4.00%, 11/15/47 (Call 05/15/47)(a)	24,871	23,798,926
4.13%, 05/15/45 (Call 11/15/44)(a)	27,361	26,717,518
4.30%, 07/08/34 (Call 01/08/34)(a)	12,209	12,688,483
4.38%, 05/15/55 (Call 11/15/54)	4,039	4,021,457
4.50%, 07/08/44 (Call 01/08/44)(a)	11,350	11,726,329
5.38%, 07/15/40(a)	26,939	30,934,905
6.13%, 07/08/39(a)	6,766	8,374,545
6.50%, 04/15/38(a)	11,977	15,313,277
salesforce.com Inc. 3.25%, 04/11/23 (Call 03/11/23)	9,782	9,891,502
3.70%, 04/11/28 (Call 01/11/28)(a)	17,920	18,361,000
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)	9,389	9,193,666
3.90%, 08/21/27 (Call 05/21/27)	25,142	23,460,739

		1,247,233,978

Telecommunications — 6.8%
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)(a)	10,039	9,803,009
3.00%, 02/15/22(a)	16,911	16,829,565
3.00%, 06/30/22 (Call 04/30/22)	10,370	10,278,409
3.20%, 03/01/22 (Call 02/01/22)	12,036	12,030,309
3.40%, 05/15/25 (Call 02/15/25)(a)	61,977	60,401,638
3.60%, 02/17/23 (Call 12/17/22)(a)	20,955	21,091,040
3.80%, 03/15/22(a)	12,188	12,385,146
3.80%, 03/01/24 (Call 01/01/24)(a)	14,766	14,893,273
3.90%, 03/11/24 (Call 12/11/23)(a)	8,931	9,047,753
3.95%, 01/15/25 (Call 10/15/24)	19,401	19,464,362
4.10%, 02/15/28 (Call 11/15/27)	26,534	26,148,774
4.13%, 02/17/26 (Call 11/17/25)(a)	29,907	29,944,518
4.25%, 03/01/27 (Call 12/01/26)(a)	32,686	32,836,990
4.30%, 02/15/30 (Call 11/15/29)	35,792	35,126,806
4.30%, 12/15/42 (Call 06/15/42)(a)	28,291	24,792,156
4.35%, 03/01/29 (Call 12/01/28)	21,829	21,683,922
4.35%, 06/15/45 (Call 12/15/44)(a)	30,948	26,930,860
4.45%, 04/01/24 (Call 01/01/24)	19,497	20,192,932
4.50%, 05/15/35 (Call 11/15/34)(a)	39,975	37,628,883
4.50%, 03/09/48 (Call 09/09/47)(a)	60,884	54,346,751
4.55%, 03/09/49 (Call 09/09/48)(a)	30,680	27,428,945
4.75%, 05/15/46 (Call 11/15/45)(a)	36,741	34,108,302
4.80%, 06/15/44 (Call 12/15/43)(a)	33,425	31,381,609
4.85%, 03/01/39 (Call 09/01/38)	24,807	23,669,150
4.90%, 08/15/37 (Call 02/14/37)	10,306	9,981,625
5.15%, 03/15/42(a)	15,544	15,261,357
5.15%, 11/15/46 (Call 05/15/46)(a)	28,231	27,537,288

Security	Par (000)	Value

Telecommunications (continued)
5.15%, 02/15/50 (Call 08/14/49)(a)	$25,146	$24,290,395
5.25%, 03/01/37 (Call 09/01/36)	29,228	29,430,179
5.35%, 09/01/40(a)	20,032	20,077,443
5.45%, 03/01/47 (Call 09/01/46)(a)	20,474	20,852,077
5.55%, 08/15/41	4,812	4,925,384
5.65%, 02/15/47 (Call 08/15/46)(a)	18,973	19,779,749
5.70%, 03/01/57 (Call 09/01/56)	14,658	14,889,853
6.00%, 08/15/40 (Call 05/15/40)(a)	17,367	18,692,882
6.30%, 01/15/38(a)	252	280,577
6.38%, 03/01/41(a)	4,022	4,547,568
British Telecommunications PLC, 9.63%, 12/15/30	24,414	34,113,411
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)(a)	22,128	21,563,926
2.50%, 09/20/26 (Call 06/20/26)(a)	9,597	9,121,301
2.95%, 02/28/26(a)	13,234	13,005,323
3.63%, 03/04/24(a)	20,664	21,399,665
5.50%, 01/15/40(a)	19,635	24,009,236
5.90%, 02/15/39(a)	18,093	23,104,300
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	45,411	60,549,542
Motorola Solutions Inc., 3.75%, 05/15/22	1,732	1,737,014
Orange SA 4.13%, 09/14/21(a)	3,685	3,802,532
5.38%, 01/13/42(a)	7,875	8,527,190
5.50%, 02/06/44 (Call 08/06/43)(a)	7,334	8,034,144
9.00%, 03/01/31(a)	31,775	44,573,376
Rogers Communications Inc. 4.10%, 10/01/23 (Call 07/01/23)(a)	15,343	15,891,848
4.30%, 02/15/48 (Call 08/15/47)(a)	5,559	5,382,907
5.00%, 03/15/44 (Call 09/15/43)(a)	11,219	11,874,523
Telefonica Emisiones SAU 4.10%, 03/08/27(a)	16,015	15,753,030
4.57%, 04/27/23(a)	7,082	7,368,638
4.67%, 03/06/38(a)	14,357	13,225,387
4.90%, 03/06/48(a)	15,956	14,707,106
5.21%, 03/08/47	29,183	27,986,870
5.52%, 03/01/49 (Call 09/01/48)	5,000	4,987,500
7.05%, 06/20/36(a)	20,053	23,534,901
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,971	11,590,209
Verizon Communications Inc. 2.63%, 08/15/26(a)	38,450	35,915,138
3.38%, 02/15/25	29,092	29,091,395
3.50%, 11/01/24 (Call 08/01/24)	21,360	21,566,970
3.85%, 11/01/42 (Call 05/01/42)(a)	8,556	7,694,341
3.88%, 02/08/29 (Call 11/08/28)(a)	3,025	3,023,719
4.02%, 12/03/29(b)	46,170	46,311,280
4.13%, 03/16/27(a)	43,670	44,662,440
4.13%, 08/15/46	15,764	14,556,487
4.27%, 01/15/36(a)	35,266	34,492,112
4.33%, 09/21/28(a)	139,186	143,932,799
4.40%, 11/01/34 (Call 05/01/34)(a)	17,204	17,271,810
4.50%, 08/10/33(a)	34,460	35,217,279
4.52%, 09/15/48(a)	52,703	51,486,820
4.67%, 03/15/55	52,018	50,480,785
4.75%, 11/01/41	8,257	8,371,835
4.81%, 03/15/39(a)	13,119	13,466,076
4.86%, 08/21/46(a)	59,250	60,886,645
5.01%, 04/15/49	43,368	45,559,745
5.01%, 08/21/54(a)	49,496	50,622,811
5.15%, 09/15/23	3,692	4,007,923

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37(a)	$25,154	$27,362,174
5.50%, 03/16/47(a)	12,623	14,102,373
6.55%, 09/15/43(a)	7,751	9,555,797
Vodafone Group PLC 2.50%, 09/26/22(a)	7,302	7,080,073
2.95%, 02/19/23(a)	20,648	20,183,905
3.75%, 01/16/24(a)	23,804	23,729,622
4.13%, 05/30/25(a)	20,783	20,868,547
4.38%, 05/30/28(a)	34,450	34,074,002
4.38%, 02/19/43(a)	15,473	13,251,577
5.00%, 05/30/38(a)	13,286	12,666,556
5.25%, 05/30/48(a)	34,754	33,187,220
6.15%, 02/27/37(a)	25,786	27,640,975

		2,211,156,589

Transportation — 1.3%
Burlington Northern Santa Fe LLC 3.85%, 09/01/23 (Call 06/01/23)(a)	3,783	3,913,995
3.90%, 08/01/46 (Call 02/01/46)(a)	13,749	13,259,776
4.05%, 06/15/48 (Call 12/15/47)	5,986	5,878,017
4.13%, 06/15/47 (Call 12/15/46)(a)	7,686	7,660,276
4.15%, 04/01/45 (Call 10/01/44)(a)	12,764	12,799,673
4.15%, 12/15/48 (Call 06/15/48)(a)	13,234	13,313,851
4.45%, 03/15/43 (Call 09/15/42)	12,898	13,407,063
4.55%, 09/01/44 (Call 03/01/44)(a)	12,749	13,369,718
4.90%, 04/01/44 (Call 10/01/43)(a)	5,101	5,612,576
5.75%, 05/01/40 (Call 11/01/39)(a)	11,719	14,089,456
Cie. de Chemin de Fer Canadien Pacifique, 6.13%, 09/15/15 (Call 03/15/15)(a)	3,756	4,360,565
CSX Corp. 2.60%, 11/01/26 (Call 08/01/26)(a)	439	405,515
3.25%, 06/01/27 (Call 03/01/27)(a)	18,172	17,486,436
3.80%, 03/01/28 (Call 12/01/27)(a)	4,636	4,616,765
3.80%, 11/01/46 (Call 05/01/46)(a)	3,790	3,392,899
4.10%, 03/15/44 (Call 09/15/43)	12,696	11,937,571
4.25%, 03/15/29 (Call 12/15/28)	5,000	5,145,300
4.30%, 03/01/48 (Call 09/01/47)(a)	10,839	10,467,919
FedEx Corp. 3.25%, 04/01/26 (Call 01/01/26)(a)	10,009	9,718,173
4.00%, 01/15/24(a)	5,988	6,164,782
4.05%, 02/15/48 (Call 08/15/47)	23,545	20,419,552
4.40%, 01/15/47 (Call 07/15/46)(a)	10,646	9,683,103
4.55%, 04/01/46 (Call 10/01/45)	13,578	12,687,560
4.75%, 11/15/45 (Call 05/15/45)(a)	18,660	17,958,259
4.95%, 10/17/48 (Call 04/17/48)(a)	1,763	1,744,884
5.10%, 01/15/44(a)	10,754	10,842,262
Union Pacific Corp. 3.70%, 03/01/29 (Call 12/01/28)(a)	7,175	7,139,208
3.80%, 10/01/51 (Call 04/01/51)(a)	10,120	8,927,607
3.95%, 09/10/28 (Call 06/10/28)(a)	30,569	31,232,390
4.16%, 07/15/22 (Call 04/15/22)(a)	6,939	7,182,306
4.30%, 03/01/49 (Call 09/01/48)(a)	5,025	4,903,415
4.38%, 09/10/38 (Call 03/10/38)	12,648	12,608,045
4.50%, 09/10/48 (Call 03/10/48)	11,784	11,852,695

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc. 2.45%, 10/01/22	$5,181	$5,136,032
2.50%, 04/01/23 (Call 03/01/23)	16,386	16,111,340
3.05%, 11/15/27 (Call 08/15/27)(a)	14,497	14,139,729
3.75%, 11/15/47 (Call 05/15/47)(a)	11,264	10,388,800
6.20%, 01/15/38	21,940	27,248,763

		407,206,276

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)(a)	21,031	19,396,349
6.59%, 10/15/37(a)	1,912	2,438,005

		21,834,354

Total Corporate Bonds & Notes — 98.8% (Cost: $33,040,812,554)		32,138,442,972

U.S. Government Obligations

U.S. Government Obligations — 0.0%
U.S. Treasury Note/Bond, 3.00%, 02/15/48(a)	10,000	9,830,402

Total U.S. Government Obligations — 0.0% (Cost: $9,932,523)		9,830,402

Short-Term Investments

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	3,058,759	3,059,982,217
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	188,176	188,176,431

		3,248,158,648

Total Short-Term Investments — 10.0% (Cost: $3,247,032,129)		3,248,158,648

Total Investments in Securities — 108.8% (Cost: $36,297,777,206)		35,396,432,022

Other Assets, Less Liabilities — (8.8)%		(2,876,458,632)

Net Assets — 100.0%		$32,519,973,390

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,425,888	—		(367,129	)(b)	3,058,759	$3,059,982,217	$10,038,489	(c)	$76,445	$951,048
BlackRock Cash Funds: Treasury, SL Agency Shares	107,658	80,518	(b)	—		188,176	188,176,431	2,796,541		—	—
PNC Bank N.A.
2.15%, 04/29/21(d)	14,331	—		(14,331)		—	N/A	93,367		(478,239)	474,968
2.45%, 07/28/22(d)	1,367	—		—		1,367	N/A	33,014		—	43,371
2.55%, 12/09/21(d)	11,815	—		(4,553)		7,262	N/A	193,894		(98,087)	244,650
2.63%, 02/17/22(d)	17,722	10,000		(7,575)		20,147	N/A	533,701		(65,197)	455,641
2.70%, 11/01/22(d)	21,889	1,000		(15,070)		7,819	N/A	257,699		(491,212)	669,663
2.95%, 01/30/23(d)	11,926	—		(9,653)		2,273	N/A	103,301		(300,507)	295,856
2.95%, 02/23/25(d)	13,200	—		(5,463)		7,737	N/A	230,340		(186,807)	535,782
3.10%, 10/25/27(d)	2,938	25,000		(4,151)		23,787	N/A	628,688		35,836	113,138
3.25%, 06/01/25(d)	18,440	—		(1,007)		17,433	N/A	531,423		(36,057)	781,877
3.50%, 06/08/23(d)	—	13,245		—		13,245	N/A	177,771		—	—
3.80%, 07/25/23(d)	12,012	—		(4,553)		7,459	N/A	232,665		(122,905)	339,329
4.05%, 07/26/28(d)	—	17,580		(900)		16,680	N/A	301,925		2,145	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(d)	3,494	1,080		(1,491)		3,083	N/A	99,778		(73,497)	158,115
3.30%, 03/08/22(d)	10,630	—		(4)		10,626	N/A	279,868		(96)	237,612
3.90%, 04/29/24(d)	7,596	—		(4,551)		3,045	N/A	114,709		(67,461)	114,913

							$3,248,158,648	$16,647,173		$(1,805,639)	$5,415,963

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of year end, the entity is no longer an affiliate of the Fund.

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(586,890)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$0	(a)

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the year.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$32,138,442,972	$—	$32,138,442,972
U.S. Government Obligations	—	9,830,402	—	9,830,402
Money Market Funds	3,248,158,648	—	—	3,248,158,648

	$3,248,158,648	$32,148,273,374	$—	$35,396,432,022

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$15,070,194,894	$32,148,273,374
Affiliated(c)	3,737,368,907	3,248,158,648
Cash	1,333,268	453,386
Receivables:
Investments sold	58,727,901	74,417,514
Securities lending income — Affiliated	1,439,866	742,686
Capital shares sold	22,468,899	8,975,380
Dividends	371,240	369,074
Interest	248,854,962	343,432,761

Total assets	19,140,759,937	35,824,822,823

LIABILITIES
Collateral on securities loaned, at value	3,540,434,454	3,058,681,844
Payables:
Investments purchased	214,391,017	241,138,727
Capital shares redeemed	38,394,496	1,480,204
Investment advisory fees	5,676,000	3,548,658

Total liabilities	3,798,895,967	3,304,849,433

NET ASSETS	$15,341,863,970	$32,519,973,390

NET ASSETS CONSIST OF:
Paid-in capital	$16,660,112,419	$33,567,996,064
Accumulated loss	(1,318,248,449)	(1,048,022,674)

NET ASSETS	$15,341,863,970	$32,519,973,390

Shares outstanding	179,000,000	280,600,000

Net asset value	$85.71	$115.89

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,364,927,722	$2,943,916,981
(b) Investments, at cost — Unaffiliated	$15,567,053,774	$33,050,745,077
(c) Investments, at cost — Affiliated	$3,736,186,466	$3,247,032,129

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statements of Operations

Year Ended February 28, 2019

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,318,650	$2,796,541
Interest — Unaffiliated	824,067,747	1,199,381,118
Interest — Affiliated	—	3,812,143
Securities lending income — Affiliated — net	22,007,060	10,038,489
Other income — Unaffiliated	2,391,220	3,043

Total investment income	851,784,677	1,216,031,334

EXPENSES
Investment advisory fees	72,959,257	46,920,280

Total expenses	72,959,257	46,920,280

Net investment income	778,825,420	1,169,111,054

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(90,216,076)	(157,853,814)
Investments —Affiliated	198,538	(213,376)
In-kind redemptions — Unaffiliated	(83,560,666)	(450,062,071)
In-kind redemptions — Affiliated	—	(1,592,263)
Futures contracts	—	(586,890)
Foreign currency transactions	(36,287)	—

Net realized loss	(173,614,491)	(610,308,414)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	137,161,188	221,608,433
Investments — Affiliated	837,192	5,415,963

Net change in unrealized appreciation (depreciation)	137,998,380	227,024,396

Net realized and unrealized loss	(35,616,111)	(383,284,018)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$743,209,309	$785,827,036

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$778,825,420	$917,067,469	$1,169,111,054	$1,156,409,466
Net realized gain (loss)	(173,614,491)	211,898,895	(610,308,414)	273,864,055
Net change in unrealized appreciation (depreciation)	137,998,380	(572,278,455)	227,024,396	(753,064,134)

Net increase in net assets resulting from operations	743,209,309	556,687,909	785,827,036	677,209,387

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(786,516,158)	(936,329,183)	(1,173,825,530)	(1,129,426,920)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	113,715,886	(2,943,402,425)	245,691,487	1,876,304,924

NET ASSETS(b)
Total increase (decrease) in net assets	70,409,037	(3,323,043,699)	(142,307,007)	1,424,087,391
Beginning of year	15,271,454,933	18,594,498,632	32,662,280,397	31,238,193,006

End of year	$15,341,863,970	$15,271,454,933	$32,519,973,390	$32,662,280,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$86.13	$88.08	$79.10	$91.71	$94.64

Net investment income(a)	4.46	4.42	4.64	4.79	4.96
Net realized and unrealized gain (loss)(b)	(0.36)	(1.92)	8.89	(12.62)	(2.89)

Net increase (decrease) from investment operations	4.10	2.50	13.53	(7.83)	2.07

Distributions(c)
From net investment income	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Total distributions	(4.52)	(4.45)	(4.55)	(4.78)	(5.00)

Net asset value, end of year	$85.71	$86.13	$88.08	$79.10	$91.71

Total Return
Based on net asset value	4.95%	2.87%	17.54%	(8.76)%	2.22%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.49%	0.50%	0.50%

Net investment income	5.25%	5.05%	5.46%	5.60%	5.37%

Supplemental Data
Net assets, end of year (000)	$15,341,864	$15,271,455	$18,594,499	$15,543,922	$18,021,179

Portfolio turnover rate(d)	14%	17%	13%	11%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$117.11	$118.42	$114.80	$121.46	$117.02

Net investment income(a)	4.15	3.86	3.88	4.00	4.06
Net realized and unrealized gain (loss)(b)	(1.20)	(1.39)	3.63	(6.70)	4.42

Net increase (decrease) from investment operations	2.95	2.47	7.51	(2.70)	8.48

Distributions(c)
From net investment income	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Total distributions	(4.17)	(3.78)	(3.89)	(3.96)	(4.04)

Net asset value, end of year	$115.89	$117.11	$118.42	$114.80	$121.46

Total Return
Based on net asset value	2.64%	2.06%	6.57%	(2.19)%	7.35%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	3.62%	3.22%	3.24%	3.44%	3.42%

Supplemental Data
Net assets, end of year (000)	$32,519,973	$32,662,280	$31,238,193	$25,071,298	$22,044,157

Portfolio turnover rate(d)	10%	10%	11%	13%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$88,245,173	$88,245,173		$—	$—
Barclays Capital Inc.	530,671,514	530,671,514		—	—
BMO Capital Markets	28,626,541	28,626,541		—	—
BNP Paribas Prime Brokerage International Ltd.	111,037,252	111,037,252		—	—
Citigroup Global Markets Inc.	290,377,798	290,377,798		—	—
Credit Suisse Securities (USA) LLC	94,911,105	94,911,105		—	—
Deutsche Bank Securities Inc.	108,691,504	108,691,504		—	—
Goldman Sachs & Co.	685,739,667	685,739,667		—	—
HSBC Securities (USA) Inc.	32,427,463	32,427,463		—	—
Jefferies LLC	8,858,806	8,858,806		—	—
JPMorgan Securities LLC	625,312,564	625,312,564		—	—
Merrill Lynch, Pierce, Fenner & Smith	73,245,465	73,245,465		—	—
Morgan Stanley & Co. LLC	42,626,256	42,626,256		—	—
MUFG Securities Americas Inc.	8,024	8,024		—	—
Nomura Securities International Inc.	22,987,090	22,987,090		—	—
RBC Capital Markets LLC	391,360,621	391,360,621		—	—
Scotia Capital (USA) Inc.	290,175	290,175		—	—
State Street Bank & Trust Company	6,117,672	6,117,672		—	—
UBS AG	18,368,718	18,368,718		—	—
UBS Securities LLC	4,492,617	4,492,617		—	—
Wells Fargo Securities LLC	200,531,697	200,531,697		—	—

	$3,364,927,722	$3,364,927,722		$—	$—

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$160,054,312	$160,054,312		$—	$—
Barclays Capital Inc.	99,231,838	99,231,838		—	—
BMO Capital Markets	38,515,471	38,515,471		—	—
BNP Paribas Prime Brokerage International Ltd.	64,204,147	64,204,147		—	—
BNP Paribas Securities Corp.	199,136	199,136		—	—
Citigroup Global Markets Inc.	159,289,312	159,289,312		—	—
Credit Suisse Securities (USA) LLC	134,786,585	134,786,585		—	—
Deutsche Bank Securities Inc.	65,096,633	65,096,633		—	—
Goldman Sachs & Co.	277,248,578	277,248,578		—	—
HSBC Securities (USA) Inc.	161,259,528	161,259,528		—	—
Jefferies LLC	13,994,657	13,994,657		—	—
JPMorgan Securities LLC	531,613,842	531,613,842		—	—
Merrill Lynch, Pierce, Fenner & Smith	115,282,788	115,282,788		—	—
Morgan Stanley & Co. LLC	166,642,924	166,642,924		—	—
MUFG Securities Americas Inc.	100,526,184	100,526,184		—	—
Nomura Securities International Inc.	18,258,288	18,258,288		—	—
RBC Capital Markets LLC	327,240,975	327,240,975		—	—
Scotia Capital (USA) Inc.	6,922,768	6,922,768		—	—
SG Americas Securities LLC	11,222,825	11,222,825		—	—
State Street Bank & Trust Company	39,574,261	39,574,261		—	—
UBS AG	110,681,244	110,681,244		—	—
UBS Securities LLC	5,910,444	5,910,444		—	—
Wells Fargo Securities LLC	336,160,241	336,160,241		—	—

	$2,943,916,981	$2,943,916,981		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The iShares iBoxx $ Investment Grade Corporate Bond ETF used futures contracts to mitigate or maintain duration risk in line with its underlying index as securities were purchased and sold. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$6,098,624
iBoxx $ Investment Grade Corporate Bond	3,409,374

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

For the year ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$826,198	$46,325,650
iBoxx $ Investment Grade Corporate Bond	68,846,751	883,797,313

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,116,860,849	$1,957,913,497
iBoxx $ Investment Grade Corporate Bond	24,831,055	14,987,861	4,600,692,591	3,096,463,411

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$37,379,309,994	$37,228,440,554
iBoxx $ Investment Grade Corporate Bond	22,329,631,951	23,585,490,293

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses)from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
iBoxx $ High Yield Corporate Bond	$(85,475,759)	$85,475,759
iBoxx $ Investment Grade Corporate Bond	(458,466,057)	458,466,057

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
iBoxx $ High Yield Corporate Bond
Ordinary income	$786,516,158	$936,329,183

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,173,825,530	$1,129,426,920

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
iBoxx $ High Yield Corporate Bond	$58,924,104	$(880,749,485)	$(496,423,068)	$(1,318,248,449)
iBoxx $ Investment Grade Corporate Bond	97,426,256	(240,484,386)	(904,964,544)	(1,048,022,674)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$19,304,096,256	$31,018,183	$(527,550,638)	$(496,532,455)
iBoxx $ Investment Grade Corporate Bond	36,301,396,566	88,120,314	(993,084,858)	(904,964,544)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	455,300,000	$38,560,415,044	234,300,000	$20,454,486,063
Shares redeemed	(453,600,000)	(38,446,699,158)	(268,100,000)	(23,397,888,488)

Net increase(decrease)	1,700,000	$113,715,886	(33,800,000)	$(2,943,402,425)

iBoxx $ Investment Grade Corporate Bond
Shares sold	210,900,000	$24,164,921,854	213,200,000	$25,559,315,034
Shares redeemed	(209,200,000)	(23,919,230,367)	(198,100,000)	(23,683,010,110)

Net increase	1,700,000	$245,691,487	15,100,000	$1,876,304,924

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
iBoxx $ High Yield Corporate Bond	$936,329,183
iBoxx $ Investment Grade Corporate Bond	1,129,426,920

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
iBoxx $ High Yield Corporate Bond	$62,019,010
iBoxx $ Investment Grade Corporate Bond	102,140,732

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2019, the related statements of operations for the year ended February 28, 2019, the statements of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2019 and each of the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶	iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Long-Term Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.90%	1.43%	3.64%	1.43%	14.46%
Fund Market	0.86	1.28	3.62	1.28	14.37
Index(a)	1.25	1.71	4.34	1.71	17.39
Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index	1.71	2.04	4.43	2.04	17.77
ICE Q70A Custom Index(b)	1.25	1.34	N/A	1.34	N/A

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index is an unmanaged index that consists of the Bloomberg Barclays U.S. Long Credit Index plus interest rate swaps that intend to hedge the interest rate exposure of the existing Bloomberg Barclays U.S. Long Credit Index.

The ICE Q70A Custom Index is an unmanaged index that consists of the ICE BofAML 10+ Year US Corporate Index plus interest rate swaps that intend to hedge the interest rate exposure of the ICE BofAML 10+ Year US Corporate Index.

(a)

Reference Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE Q70A Custom Index, which, effective as of August 1, 2018, replaced the Bloomberg Barclays U.S. Long Credit Interest Rate Swaps Hedged Index as the reference index of the Fund. The ICE Q70A Custom Index more accurately reflects the investment strategy of the Fund because the underlying fund traces the ICE BofAML 10+ Year US Corporate Index as of August 1, 2018.

(b)

The inception date of the ICE Q70A Custom Index was December 31, 2017. The average annual and cumulative total returns of this index for the period December 31, 2017 through April 30, 2019 were 1.58% and 2.11% respectively.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,009.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019 (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments (a)
Aaa	2.8%
Aa	7.1
A	35.6
Baa	49.8
Ba	3.5
Not Rated	1.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments (a)
5-10 Years	0.4%
10-15 Years	7.3
15-20 Years	22.7
More than 20 Years	69.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.9%
iShares Long-Term Corporate Bond ETF(a)	818,263	$49,292,163

Total Investment Companies — 93.9% (Cost: $48,384,911)		49,292,163

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	879,364	$879,364

Total Short-Term Investments — 1.7% (Cost: $879,364)		879,364

Total Investments in Securities — 95.6% (Cost: $49,264,275)		50,171,527

Other Assets, Less Liabilities — 4.4%		2,290,813

Net Assets — 100.0%		$52,462,340

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,059,128	—		(9,059,128	)(b)	—	$—	$17,253	(c)	$(1,997)	$890
BlackRock Cash Funds: Treasury, SL Agency Shares	770,488	108,876	(b)	—		879,364	879,364	7,429		—	—
iShares Long-Term Corporate Bond ETF	966,877	439,697		(588,311)		818,263	49,292,163	1,079,199		(842,758)	4,059,816

							$50,171,527	$1,103,881		$(844,755)	$4,060,706

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate (a)	Frequency
1.17%	Semi-annual	2.58%	Quarterly	N/A	12/08/21	$(1)	$29	$37	$(8)
2.38	Semi-annual	2.58	Quarterly	N/A	01/12/23	(4,708)	(11,708)	104,794	(116,502)
2.46	Semi-annual	2.58	Quarterly	N/A	01/12/25	(1)	(6)	40	(46)
1.44	Semi-annual	2.58	Quarterly	N/A	12/08/26	(3,318)	227,363	318,447	(91,084)
3.25	Semi-annual	2.58	Quarterly	N/A	10/18/28	(4,217)	(269,889)	(121,062)	(148,827)
2.34	Semi-annual	2.58	Quarterly	N/A	12/08/36	(20,725)	1,013,792	2,161,597	(1,147,805)
1.77	Semi-annual	2.58	Quarterly	N/A	12/08/46	(13,386)	2,577,647	3,387,963	(810,316)
3.33	Semi-annual	2.58	Quarterly	N/A	10/24/48	(2,711)	(340,534)	(226,042)	(114,492)

							$3,196,694	$5,625,774	$(2,429,080)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$5,972,878	$(347,104)	$—	$(2,429,080)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$2,429,080

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$408,870

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(4,686,126)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$51,149,428

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$49,292,163	$—	$—	$49,292,163
Money Market Funds	879,364	—	—	879,364

	$50,171,527	$—	$—	$50,171,527

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(2,429,080)	$—	$(2,429,080)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

April 30, 2019

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$50,171,527
Cash pledged:
Centrally cleared swaps	2,618,000
Receivables:
Securities lending income — Affiliated	1,878
Dividends	2,325

Total assets	52,793,730

LIABILITIES
Bank overdraft	165,163
Payables:
Variation margin on centrally cleared swaps	161,925
Investment advisory fees	4,302

Total liabilities	331,390

NET ASSETS	$52,462,340

NET ASSETS CONSIST OF:
Paid-in capital	$54,435,424
Accumulated loss	(1,973,084)

NET ASSETS	$52,462,340

Shares outstanding	2,100,000

Net asset value	$24.98

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$49,264,275

See notes to financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,086,628
Interest — Unaffiliated	25,037
Securities lending income — Affiliated — net	17,253

Total investment income	1,128,918

EXPENSES
Investment advisory fees	83,638

Total expenses	83,638
Less:
Investment advisory fees waived	(59,741)

Total expenses after fees waived	23,897

Net investment income	1,105,021

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(605,987)
In-kind redemptions — Affiliated	(238,768)
Swaps	408,870

Net realized loss	(435,885)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	4,060,706
Swaps	(4,686,126)

Net change in unrealized appreciation (depreciation)	(625,420)

Net realized and unrealized loss	(1,061,305)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,716

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statement of Changes in Net Assets

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,105,021	$1,297,595
Net realized gain (loss)	(435,885)	1,440,479
Net change in unrealized appreciation (depreciation)	(625,420)	(2,484,789)

Net increase in net assets resulting from operations	43,716	253,285

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(1,936,434)	(1,132,375)

Decrease in net assets resulting from distributions to shareholders	(1,936,434)	(1,132,375)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,598,470)	43,246,927

NET ASSETS
Total increase (decrease) in net assets	(5,491,188)	42,367,837
Beginning of period	57,953,528	15,585,691

End of period	$52,462,340	$57,953,528

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16		Period From 07/22/15 (a) to 10/31/15

Net asset value, beginning of period	$25.76		$25.98	$24.07	$24.08		$25.10

Net investment income(b)	0.57		1.01	0.91	0.89		0.26
Net realized and unrealized gain (loss)(c)	(0.37)		(0.32)	1.78	(0.28)		(1.09)

Net increase (decrease) from investment operations	0.20		0.69	2.69	0.61		(0.83)

Distributions(d)
From net investment income	(0.53)		(0.91)	(0.76)	(0.60)		(0.13)
From net realized gain	(0.45)		—	—	—		—
Return of capital	—		—	(0.02)	(0.02)		(0.06)

Total distributions	(0.98)		(0.91)	(0.78)	(0.62)		(0.19)

Net asset value, end of period	$24.98		$25.76	$25.98	$24.07		$24.08

Total Return
Based on net asset value	0.90	%(e)	2.66%	11.36%	2.49	%(f)	(3.19	)%(e)(f)

Ratios to Average Net Assets
Total expenses(g)	0.35	%(h)	0.35%	0.35%	0.35%		0.35	%(h)

Total expenses after fees waived(g)	0.10	%(h)	0.10%	0.10%	0.10%		0.12	%(h)

Net investment income	4.62	%(h)	3.86%	3.62%	3.78%		3.80	%(h)

Supplemental Data
Net assets, end of period (000)	$52,462		$57,954	$15,586	$8,423		$8,429

Portfolio turnover rate(i)(j)	4	%(e)	5%	6%	9%		4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total returns for the year ended October 31, 2016 and the period ended October 31, 2015 were 2.62% and -3.31%, respectively.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Long-Term Corporate Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). The Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Upfront payments and receipts are shown as swap premiums paid and swap premiums received in the statement of assets and liabilities and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

N O T E S TO F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Long-Term Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Fund paid BTC $3,544 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Long-Term Corporate Bond	$1,863,350	$6,238,364

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Long-Term Corporate Bond	$23,432,486	$26,953,442

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Long-Term Corporate Bond	$49,355,903	$907,252	$(2,520,708)	$(1,613,456)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	1,000,000	$24,912,944	1,650,000	$43,246,927
Shares redeemed	(1,150,000)	(28,511,414)	—	—

Net increase (decrease)	(150,000)	$(3,598,470)	1,650,000	$43,246,927

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Interest Rate Hedged Long-Term Corporate Bond(a)	$0.529580	$0.448960	$0.000145	$0.978685	54%	46%	0	%(b)	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	19

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	21

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

April 30, 2019

Audited Financial Statements

February 28, 2019

iShares Trust

iShares Long-Term Corporate Bond ETF  |   IGLB  |  NYSE Arca

Schedule of Investments (unaudited) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010, 5.63%, 11/15/43	$320	$324,827

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	375	394,750
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	135	123,158
3.50%, 03/01/39 (Call 09/01/38)	865	823,684
3.55%, 03/01/38 (Call 09/01/37)	255	242,293
3.60%, 05/01/34	350	348,915
3.65%, 03/01/47 (Call 09/01/46)	150	142,878
3.85%, 11/01/48 (Call 05/01/48)	75	73,052
5.88%, 02/15/40	150	186,465
6.63%, 02/15/38	66	87,769
6.88%, 03/15/39	267	369,464
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/15/42)(b)	200	196,573
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	175	186,453
5.05%, 04/27/45 (Call 10/27/44)(b)	250	276,867
6.15%, 12/15/40	100	122,462
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	490	485,013
3.80%, 03/01/45 (Call 09/01/44)	850	830,104
4.07%, 12/15/42	365	370,552
4.09%, 09/15/52 (Call 03/15/52)	730	739,403
4.50%, 05/15/36 (Call 11/15/35)	475	515,792
4.70%, 05/15/46 (Call 11/15/45)	908	1,014,366
Series B, 6.15%, 09/01/36(b)	150	189,167
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	220	210,517
4.03%, 10/15/47 (Call 04/15/47)	1,295	1,270,208
4.75%, 06/01/43	425	460,893
5.05%, 11/15/40(b)	200	222,366
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	342,326
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	107,168
4.70%, 12/15/41(b)	150	170,940
4.88%, 10/15/40	212	245,006
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)(b)	710	706,154
4.80%, 12/15/43 (Call 06/15/43)	260	272,823
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	720	664,785
4.05%, 05/04/47 (Call 11/04/46)	310	299,809
4.15%, 05/15/45 (Call 11/16/44)	425	417,555
4.45%, 11/16/38 (Call 05/16/38)	409	426,576
4.50%, 06/01/42	1,065	1,104,966
4.63%, 11/16/48 (Call 05/16/48)	1,090	1,155,611
5.40%, 05/01/35	121	136,252
5.70%, 04/15/40	645	754,900
6.05%, 06/01/36(b)	150	180,991
6.13%, 07/15/38	765	939,442
7.50%, 09/15/29	330	434,261

		18,242,729

Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)(b)	630	526,711
4.25%, 08/09/42	650	575,296

Security	Par (000)	Value

Agriculture (continued)
4.50%, 05/02/43(b)	$320	$291,891
5.38%, 01/31/44(b)	810	824,377
5.80%, 02/14/39 (Call 08/14/38)	375	401,084
5.95%, 02/14/49 (Call 08/14/48)(b)	910	983,712
6.20%, 02/14/59 (Call 08/14/58)	730	793,290
Archer-Daniels-Midland Co.
4.02%, 04/16/43	409	411,132
4.50%, 03/15/49 (Call 09/15/48)	275	299,535
4.54%, 03/26/42(b)	563	606,817
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	1,310	1,190,150
4.54%, 08/15/47 (Call 02/15/47)(b)	1,125	1,004,415
Philip Morris International Inc.
3.88%, 08/21/42	359	334,682
4.13%, 03/04/43	770	730,208
4.25%, 11/10/44(b)	380	373,020
4.38%, 11/15/41	272	269,514
4.50%, 03/20/42(b)	230	233,438
4.88%, 11/15/43	660	703,511
6.38%, 05/16/38	665	834,884
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	435	459,594
5.85%, 08/15/45 (Call 02/15/45)	1,036	1,071,699
6.15%, 09/15/43	150	158,231
7.25%, 06/15/37	103	123,411

		13,200,602

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	200	186,490
3.63%, 05/01/43 (Call 11/01/42)	300	292,929
3.88%, 11/01/45 (Call 05/01/45)	530	538,414
VF Corp., 6.45%, 11/01/37(b)	125	155,711

		1,173,544

Auto Manufacturers — 0.9%
Daimler Finance North America LLC, 8.50%, 01/18/31	886	1,277,691
Ford Holdings LLC, 9.30%, 03/01/30	111	137,269
Ford Motor Co.
4.75%, 01/15/43	853	724,832
5.29%, 12/08/46 (Call 06/08/46)	720	656,163
7.40%, 11/01/46	319	350,123
7.45%, 07/16/31	790	916,906
General Motors Co.
5.00%, 04/01/35	340	324,122
5.15%, 04/01/38 (Call 10/01/37)	685	658,858
5.20%, 04/01/45	485	454,717
5.40%, 04/01/48 (Call 10/01/47)	600	581,411
5.95%, 04/01/49 (Call 10/01/48)(b)	280	289,656
6.25%, 10/02/43	747	787,240
6.60%, 04/01/36 (Call 10/01/35)	425	465,310
6.75%, 04/01/46 (Call 10/01/45)	460	509,254

		8,133,552

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)(b)	100	89,303
5.40%, 03/15/49 (Call 09/15/48)	135	139,500
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	215	202,971
Lear Corp., 5.25%, 05/15/49	230	224,206

		655,980

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 7.8%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	$1,010	$993,375
4.08%, 04/23/40 (Call 04/23/39)(c)	250	250,344
4.24%, 04/24/38 (Call 04/24/37)(c)	861	888,599
4.33%, 03/15/50 (Call 03/15/49)(c)	264	273,026
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	1,139	1,203,298
4.88%, 04/01/44	450	503,300
5.00%, 01/21/44	717	813,432
5.88%, 02/07/42	558	698,831
6.11%, 01/29/37(b)	920	1,107,415
7.75%, 05/14/38	960	1,343,905
Series L, 4.75%, 04/21/45	518	549,063
Bank of America N.A., 6.00%, 10/15/36	560	700,165
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	550	542,189
Barclays PLC
4.95%, 01/10/47	975	993,398
5.25%, 08/17/45	300	313,906
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(c)(d)	200	212,000
Citigroup Inc.
3.88%, 01/24/39 (Call 01/24/38)(c)	592	583,388
4.28%, 04/24/48 (Call 04/24/47)(b)(c)	583	603,431
4.65%, 07/30/45	615	658,817
4.65%, 07/23/48 (Call 06/23/48)	995	1,073,546
4.75%, 05/18/46	585	614,979
5.30%, 05/06/44	515	577,018
5.88%, 02/22/33(b)	175	200,764
5.88%, 01/30/42	620	770,157
6.00%, 10/31/33	440	515,543
6.13%, 08/25/36	482	567,015
6.63%, 06/15/32	661	819,610
6.68%, 09/13/43	490	633,107
8.13%, 07/15/39(b)	760	1,150,766
Commonwealth Bank of Australia
3.90%, 07/12/47(a)	100	99,815
4.32%, 01/10/48(a)	550	526,750
Cooperatieve Rabobank UA
5.25%, 05/24/41	843	1,026,240
5.25%, 08/04/45	736	830,947
5.75%, 12/01/43	475	571,297
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45(b)	1,026	1,118,490
Fifth Third Bancorp., 8.25%, 03/01/38	540	761,187
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	240,787
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	825	800,528
4.41%, 04/23/39 (Call 04/23/38)(c)	1,060	1,072,605
4.75%, 10/21/45 (Call 04/21/45)(b)	884	942,702
4.80%, 07/08/44 (Call 01/08/44)	915	974,934
5.15%, 05/22/45	1,145	1,224,813
6.13%, 02/15/33	50	61,689
6.25%, 02/01/41	955	1,197,920
6.45%, 05/01/36	25	30,052
6.75%, 10/01/37	3,000	3,702,392
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	265	360,838
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	485	566,284
HSBC Holdings PLC
5.25%, 03/14/44(b)	525	586,785
6.10%, 01/14/42	283	369,968
6.50%, 05/02/36	1,125	1,404,564

Security	Par (000)	Value

Banks (continued)
6.50%, 09/15/37	$1,220	$1,535,710
6.80%, 06/01/38(b)	1,370	1,785,319
7.63%, 05/17/32	359	476,915
JPMorgan Chase & Co. 3.88%, 07/24/38 (Call 07/24/37)(b)(c)	1,710	1,688,354
3.90%, 01/23/49 (Call 01/23/48)(c)	975	945,845
3.96%, 11/15/48 (Call 11/15/47)(c)	620	604,681
4.03%, 07/24/48 (Call 07/24/47)(c)	835	828,006
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	850	871,899
4.85%, 02/01/44	470	521,964
4.95%, 06/01/45	755	839,773
5.40%, 01/06/42	580	690,513
5.50%, 10/15/40	680	814,510
5.60%, 07/15/41	755	919,434
5.63%, 08/16/43	645	772,043
6.40%, 05/15/38	1,105	1,448,098
Lloyds Banking Group PLC 4.34%, 01/09/48	755	703,755
5.30%, 12/01/45(b)	300	323,599
Mitsubishi UFJ Financial Group Inc. 4.15%, 03/07/39	555	579,871
4.29%, 07/26/38(b)	490	515,833
Morgan Stanley 3.97%, 07/22/38 (Call 07/22/37)(c)	331	325,006
4.30%, 01/27/45(b)	1,095	1,123,315
4.38%, 01/22/47	1,405	1,459,226
4.46%, 04/22/39 (Call 04/22/38)(c)	935	973,626
6.38%, 07/24/42	1,050	1,373,934
7.25%, 04/01/32	473	634,389
Regions Bank/Birmingham AL, 6.45%, 06/26/37(b)	250	305,367
Regions Financial Corp., 7.38%, 12/10/37	235	311,962
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)(b)	245	259,042
Standard Chartered PLC 5.30%, 01/09/43(a)	200	207,072
5.70%, 03/26/44(a)	850	932,662
UBS AG/London, 4.50%, 06/26/48(a)	200	222,607
Wachovia Corp. 5.50%, 08/01/35	627	711,559
6.55%, 10/15/35	175	211,028
7.50%, 04/15/35	125	162,738
Wells Fargo & Co. 3.90%, 05/01/45	1,150	1,136,996
4.40%, 06/14/46	1,095	1,099,603
4.65%, 11/04/44	1,005	1,041,556
4.75%, 12/07/46	1,110	1,167,253
4.90%, 11/17/45	865	927,717
5.38%, 02/07/35	310	362,570
5.38%, 11/02/43	1,080	1,220,816
5.61%, 01/15/44	1,135	1,327,787
Wells Fargo Bank N.A., 6.60%, 01/15/38	400	526,166
Wells Fargo Capital X, 5.95%, 12/01/86	200	225,260

		73,741,353

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(a)	2,640	2,682,359
4.90%, 02/01/46 (Call 08/01/45)(a)	3,655	3,708,808
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	265	241,519
4.63%, 02/01/44	1,082	1,055,426

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.70%, 02/01/36 (Call 08/01/35)(b)	$60	$60,963
4.90%, 02/01/46 (Call 08/01/45)	609	618,689
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	435	379,082
4.38%, 04/15/38 (Call 10/15/37)	340	331,283
4.44%, 10/06/48 (Call 04/06/48)	975	927,927
4.60%, 04/15/48 (Call 10/15/47)	1,098	1,071,658
4.75%, 04/15/58 (Call 10/15/57)(b)	620	607,432
4.90%, 01/23/31 (Call 10/23/30)(b)	370	401,244
4.95%, 01/15/42	500	509,796
5.45%, 01/23/39 (Call 07/23/38)(b)	520	566,920
5.55%, 01/23/49 (Call 07/23/48)	1,745	1,938,133
5.80%, 01/23/59 (Call 07/23/58)	1,210	1,376,334
8.00%, 11/15/39	185	255,597
8.20%, 01/15/39(b)	462	645,778
Bacardi Ltd. 5.15%, 05/15/38 (Call 11/15/37)(a)	300	290,710
5.30%, 05/15/48 (Call 11/15/47)(a)	300	291,192
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	213	232,882
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	306	345,811
Constellation Brands Inc. 4.10%, 02/15/48 (Call 08/15/47)(b)	375	343,829
4.50%, 05/09/47 (Call 11/09/46)	170	165,465
5.25%, 11/15/48 (Call 05/15/48)(b)	238	259,296
Diageo Capital PLC 3.88%, 04/29/43 (Call 10/29/42)	150	151,268
5.88%, 09/30/36	365	454,846
Diageo Investment Corp. 4.25%, 05/11/42	340	359,117
7.45%, 04/15/35	11	15,279
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	200	200,181
Keurig Dr Pepper Inc. 4.42%, 12/15/46 (Call 06/15/46)	115	104,628
4.50%, 11/15/45 (Call 05/15/45)	350	326,499
4.99%, 05/25/38 (Call 11/25/37)(a)(b)	620	641,067
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	175	179,920
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)(b)	815	730,829
5.00%, 05/01/42	750	750,326
PepsiCo Inc. 3.45%, 10/06/46 (Call 04/06/46)	790	757,284
3.60%, 08/13/42	250	243,780
4.00%, 03/05/42	397	411,677
4.00%, 05/02/47 (Call 11/02/46)(b)	470	488,884
4.25%, 10/22/44 (Call 04/22/44)	300	323,062
4.45%, 04/14/46 (Call 10/14/45)	1,004	1,112,770
4.60%, 07/17/45 (Call 01/17/45)(b)	250	281,325
Pernod Ricard SA, 5.50%, 01/15/42(a)	250	285,234

		27,126,109

Biotechnology —1.6%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)(b)	1,270	1,247,119
4.56%, 06/15/48 (Call 12/15/47)	815	817,460
4.66%, 06/15/51 (Call 12/15/50)	2,140	2,161,725
4.95%, 10/01/41	270	283,838
5.15%, 11/15/41 (Call 05/15/41)(b)	535	574,554
5.65%, 06/15/42 (Call 12/15/41)	40	45,165
5.75%, 03/15/40(b)	280	322,380
6.38%, 06/01/37	265	326,765

Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	$135	$152,485
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)(b)	790	841,377
Celgene Corp. 4.35%, 11/15/47 (Call 05/15/47)	585	570,224
4.55%, 02/20/48 (Call 08/20/47)(b)	775	782,484
4.63%, 05/15/44 (Call 11/15/43)	360	363,318
5.00%, 08/15/45 (Call 02/15/45)	949	1,020,618
5.25%, 08/15/43	370	400,234
Gilead Sciences Inc. 4.00%, 09/01/36 (Call 03/01/36)	135	131,824
4.15%, 03/01/47 (Call 09/01/46)(b)	845	808,378
4.50%, 02/01/45 (Call 08/01/44)	1,085	1,085,696
4.60%, 09/01/35 (Call 03/01/35)	515	546,686
4.75%, 03/01/46 (Call 09/01/45)	1,328	1,387,879
4.80%, 04/01/44 (Call 10/01/43)	755	787,948
5.65%, 12/01/41 (Call 06/01/41)	415	478,428

		15,136,585

Building Materials — 0.4%
CRH America Finance Inc. 4.40%, 05/09/47 (Call 11/09/46)	100	91,260
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	400	378,430
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	285	274,375
4.63%, 07/02/44 (Call 01/02/44)	210	203,698
4.95%, 07/02/64 (Call 01/02/64)(e)	300	272,749
5.13%, 09/14/45 (Call 03/14/45)(b)	310	321,914
6.00%, 01/15/36(b)	140	158,700
Lafarge SA, 7.13%, 07/15/36	165	191,488
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	425	376,010
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	100	91,317
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	475	389,250
7.00%, 12/01/36	248	282,025
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	250	226,432
4.70%, 03/01/48 (Call 09/01/47)	310	289,023

		3,546,671

Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	120	122,658
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)(b)	200	232,500
Dow Chemical Co. (The) 4.25%, 10/01/34 (Call 04/01/34)	985	985,297
4.38%, 11/15/42 (Call 05/15/42)	726	702,741
4.63%, 10/01/44 (Call 04/01/44)(b)	235	235,268
5.25%, 11/15/41 (Call 05/15/41)	425	453,342
5.55%, 11/30/48 (Call 05/30/48)(a)	175	199,446
7.38%, 11/01/29	480	611,636
9.40%, 05/15/39	287	440,731
DowDuPont Inc. 5.32%, 11/15/38 (Call 05/15/38)	1,080	1,221,985
5.42%, 11/15/48 (Call 05/15/48)	1,030	1,189,175
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	379	374,981
4.80%, 09/01/42 (Call 03/01/42)	243	245,221
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	200	191,966
5.00%, 09/26/48 (Call 03/26/48)(b)	200	209,457

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Lubrizol Corp. (The), 6.50%, 10/01/34	$420	$550,967
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)(b)	735	731,442
5.25%, 07/15/43	415	431,148
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	448	413,661
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	275	259,614
Mexichem SAB de CV, 5.88%, 09/17/44(a)	400	401,200
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)(b)	353	381,612
5.63%, 11/15/43 (Call 05/15/43)	345	365,218
Nutrien Ltd. 4.13%, 03/15/35 (Call 09/15/34)	337	318,606
4.90%, 06/01/43 (Call 12/01/42)	355	367,517
5.25%, 01/15/45 (Call 07/15/44)	4	4,315
5.63%, 12/01/40	215	239,225
5.88%, 12/01/36	191	215,408
6.13%, 01/15/41 (Call 07/15/40)	575	675,683
OCP SA, 6.88%, 04/25/44(a)	200	217,000
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)(b)	315	301,319
Rohm & Haas Co., 7.85%, 07/15/29	100	129,456
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	405	351,628
Sherwin-Williams Co. (The) 4.00%, 12/15/42 (Call 06/15/42)	200	180,954
4.50%, 06/01/47 (Call 12/01/46)	905	897,685
4.55%, 08/01/45 (Call 02/01/45)	45	44,379
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	350	337,898
Westlake Chemical Corp. 4.38%, 11/15/47 (Call 05/15/47)	360	326,305
5.00%, 08/15/46 (Call 02/15/46)	445	437,716

		15,996,360

Commercial Services — 1.1%
California Institute of Technology 4.32%, 08/01/45	12	12,974
4.70%, 11/01/11	100	110,831
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	218,988
CommonSpirit Health, 4.35%, 11/01/42	450	432,078
DP World Ltd. 5.63%, 09/25/48(a)	200	211,918
6.85%, 07/02/37(a)(b)	1,300	1,582,379
Ecolab Inc. 3.70%, 11/01/46 (Call 05/01/46)	50	47,257
3.95%, 12/01/47 (Call 06/01/47)	430	438,675
5.50%, 12/08/41(b)	193	233,783
Equifax Inc., 7.00%, 07/01/37	115	133,732
ERAC USA Finance LLC, 7.00%, 10/15/37(a)(b)	1,080	1,409,453
George Washington University (The) 4.87%, 09/15/45	16	18,582
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	635	667,409
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	11	11,598
Massachusetts Institute of Technology 3.96%, 07/01/38	9	9,467
4.68%, 07/01/14	150	174,328
5.60%, 07/01/11	375	521,354
Moody’s Corp., 5.25%, 07/15/44	250	280,558
Northwestern University, 4.64%, 12/01/44	355	406,328
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	375	352,727
3.30%, 07/15/56 (Call 01/15/56)	335	306,527
Princeton University, 5.70%, 03/01/39(b)	325	423,140

Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc. 4.50%, 05/15/48 (Call 11/15/47)(b)	$200	$216,826
6.55%, 11/15/37(b)	191	247,970
Trustees of Dartmouth College, 3.47%, 06/01/46	100	96,070
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	9	8,721
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	191,695
University of Southern California 3.03%, 10/01/39	536	501,772
5.25%, 10/01/11	150	190,012
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	121,824
Wesleyan University, 4.78%, 07/01/16	50	51,392
William Marsh Rice University 3.57%, 05/15/45	301	296,872
3.77%, 05/15/55	125	124,243

		10,051,483

Computers — 1.7%
Apple Inc. 3.45%, 02/09/45	900	838,396
3.75%, 09/12/47 (Call 03/12/47)	585	573,397
3.75%, 11/13/47 (Call 05/13/47)(b)	495	484,456
3.85%, 05/04/43	1,320	1,313,338
3.85%, 08/04/46 (Call 02/04/46)	830	822,840
4.25%, 02/09/47 (Call 08/09/46)	775	817,645
4.38%, 05/13/45	1,095	1,172,368
4.45%, 05/06/44	570	615,433
4.50%, 02/23/36 (Call 08/23/35)	665	738,038
4.65%, 02/23/46 (Call 08/23/45)	1,530	1,699,549
Dell International LLC/EMC Corp. 5.30%, 10/01/29 (Call 07/01/29)(a)	250	257,700
8.10%, 07/15/36 (Call 01/15/36)(a)	873	1,052,173
8.35%, 07/15/46 (Call 01/15/46)(a)	1,185	1,458,475
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	405	439,665
6.35%, 10/15/45 (Call 04/15/45)	690	733,808
HP Inc., 6.00%, 09/15/41	614	651,506
International Business Machines Corp. 4.00%, 06/20/42	820	803,113
4.70%, 02/19/46(b)	435	470,352
5.60%, 11/30/39	515	616,386
5.88%, 11/29/32	291	358,445
7.13%, 12/01/96	95	123,809
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	165	154,749

		16,195,641

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	245	247,917
4.00%, 08/15/45	200	209,955
Estee Lauder Companies Inc. (The) 3.70%, 08/15/42	50	48,166
4.15%, 03/15/47 (Call 09/15/46)	125	130,830
4.38%, 06/15/45 (Call 12/15/44)	335	361,648
6.00%, 05/15/37	225	283,362
Procter & Gamble Co. (The), 3.50%, 10/25/47(b)	500	495,675
Unilever Capital Corp., 5.90%, 11/15/32	630	786,729

		2,564,282

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	$250	$230,858
4.20%, 05/15/47 (Call 11/15/46)	310	312,292
4.60%, 06/15/45 (Call 12/15/44)	370	392,326

		935,476

Diversified Financial Services — 1.8%
American Express Co., 4.05%, 12/03/42	715	733,810
Blackstone Holdings Finance Co. LLC 4.45%, 07/15/45(a)	400	391,375
5.00%, 06/15/44(a)	61	65,253
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	620	602,885
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	170	171,558
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)	505	525,484
5.30%, 09/15/43 (Call 03/15/43)(b)	315	381,317
Credit Suisse USA Inc., 7.13%, 07/15/32	588	795,533
FMR LLC, 6.50%, 12/14/40(a)	500	651,124
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,625	4,331,903
Invesco Finance PLC, 5.38%, 11/30/43	326	353,177
Jefferies Group LLC 6.25%, 01/15/36	255	267,552
6.50%, 01/20/43	210	218,679
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	595	554,035
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	500	538,995
Legg Mason Inc., 5.63%, 01/15/44	315	325,367
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	150	151,727
3.95%, 02/26/48 (Call 08/26/47)	350	364,368
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)	50	53,404
4.30%, 03/15/49 (Call 09/15/48)	910	958,644
Series C, 8.00%, 03/01/32	271	379,191
Raymond James Financial Inc., 4.95%, 07/15/46(b)	595	625,057
Visa Inc. 3.65%, 09/15/47 (Call 03/15/47)	484	476,886
4.15%, 12/14/35 (Call 06/14/35)	1,079	1,155,611
4.30%, 12/14/45 (Call 06/14/45)(b)	1,630	1,778,106
Western Union Co. (The) 6.20%, 11/17/36	265	282,317
6.20%, 06/21/40	90	93,430

		17,226,788

Electric — 11.7%
Abu Dhabi National Energy Co. PJSC 4.88%, 04/23/30(a)	800	854,000
6.50%, 10/27/36(a)	500	630,625
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	225	219,828
4.00%, 12/01/46 (Call 06/01/46)	150	149,182
4.25%, 09/15/48 (Call 03/15/48)	260	275,718
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)(b)	150	145,168
3.85%, 12/01/42	100	96,663
4.10%, 01/15/42	10	9,808
4.15%, 08/15/44 (Call 02/15/44)	302	306,116
4.30%, 01/02/46 (Call 07/02/45)(b)	270	285,346
6.00%, 03/01/39	270	343,024

Security	Par (000)	Value

Electric (continued)
6.13%, 05/15/38	$255	$328,791
Series B, 3.70%, 12/01/47 (Call 06/01/47)	125	120,075
Ameren Illinois Co. 3.70%, 12/01/47 (Call 06/01/47)	265	258,205
4.15%, 03/15/46 (Call 09/15/45)	350	361,799
4.50%, 03/15/49 (Call 09/15/48)	353	391,851
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	161	165,103
4.45%, 06/01/45 (Call 12/01/44)	200	205,199
7.00%, 04/01/38	195	261,695
Series L, 5.80%, 10/01/35	25	28,625
Series Y, 4.50%, 03/01/49 (Call 09/01/48)(b)	400	418,592
Arizona Public Service Co. 3.75%, 05/15/46 (Call 11/15/45)	530	497,387
4.25%, 03/01/49 (Call 09/01/48)	110	113,781
4.35%, 11/15/45 (Call 05/15/45)	60	62,182
4.50%, 04/01/42 (Call 10/01/41)	401	419,425
5.05%, 09/01/41 (Call 03/01/41)	160	177,839
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	50	52,344
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	335	312,549
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	865	827,821
4.45%, 01/15/49 (Call 07/15/48)	701	744,523
4.50%, 02/01/45 (Call 08/01/44)	480	507,631
5.15%, 11/15/43 (Call 05/15/43)	196	225,560
5.95%, 05/15/37	430	536,684
6.13%, 04/01/36	1,647	2,088,532
Black Hills Corp. 4.20%, 09/15/46 (Call 03/15/46)	150	143,591
4.35%, 05/01/33 (Call 02/01/33)	470	488,956
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	225	214,961
3.95%, 03/01/48 (Call 09/01/47)	75	76,232
4.25%, 02/01/49 (Call 08/01/48)	250	267,393
4.50%, 04/01/44 (Call 10/01/43)	250	273,404
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	245	248,971
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (Call 08/15/30)(a)	100	105,369
5.95%, 12/15/36	100	116,724
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	100	103,253
4.88%, 03/01/44 (Call 09/01/43)	310	340,001
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	195	194,611
Comision Federal de Electricidad, 6.13%, 06/16/45(a)	400	429,050
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	205	197,715
3.70%, 03/01/45 (Call 09/01/44)	200	192,139
3.80%, 10/01/42 (Call 04/01/42)	200	195,382
4.00%, 03/01/48 (Call 09/01/47)	575	580,643
4.00%, 03/01/49 (Call 09/01/48)	855	866,912
4.35%, 11/15/45 (Call 05/15/45)	220	234,135
4.60%, 08/15/43 (Call 02/15/43)	150	164,180
4.70%, 01/15/44 (Call 07/15/43)	235	260,268
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	225	218,120
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	620	640,097
4.30%, 04/15/44 (Call 10/15/43)	90	95,374

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)(b)	$355	$344,876
3.95%, 03/01/43 (Call 09/01/42)	320	316,679
4.45%, 03/15/44 (Call 09/15/43)	584	617,662
4.50%, 12/01/45 (Call 06/01/45)	287	306,725
4.50%, 05/15/58 (Call 11/15/57)	325	338,968
4.63%, 12/01/54 (Call 06/01/54)	238	252,885
5.70%, 06/15/40	370	448,252
Series 05-A, 5.30%, 03/01/35	125	144,603
Series 06-A, 5.85%, 03/15/36(b)	125	151,238
Series 06-B, 6.20%, 06/15/36	215	270,081
Series 06-E, 5.70%, 12/01/36	90	106,996
Series 07-A, 6.30%, 08/15/37	100	129,139
Series 08-B, 6.75%, 04/01/38(b)	340	460,994
Series 09-C, 5.50%, 12/01/39	200	239,190
Series 12-A, 4.20%, 03/15/42	8	8,151
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	250	244,482
Series C, 4.30%, 12/01/56 (Call 06/01/56)(b)	205	206,164
Series E, 4.65%, 12/01/48 (Call 06/01/48)	60	66,411
Consumers Energy Co. 3.25%, 08/15/46 (Call 02/15/46)	200	181,348
3.95%, 05/15/43 (Call 11/15/42)	75	76,173
3.95%, 07/15/47 (Call 01/15/47)	200	204,000
4.05%, 05/15/48 (Call 11/15/47)	310	322,434
4.35%, 04/15/49 (Call 10/15/48)	320	350,454
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	255,540
Dominion Energy Inc. 4.70%, 12/01/44 (Call 06/01/44)	226	238,580
7.00%, 06/15/38	255	335,483
Series A, 4.60%, 03/15/49 (Call 09/15/48)	420	437,885
Series B, 5.95%, 06/15/35	190	220,654
Series C, 4.05%, 09/15/42 (Call 03/15/42)	250	238,584
Series C, 4.90%, 08/01/41 (Call 02/01/41)	477	509,123
Series E, 6.30%, 03/15/33	175	214,583
Series F, 5.25%, 08/01/33	390	437,578
DTE Electric Co. 3.70%, 03/15/45 (Call 09/15/44)	215	209,674
3.70%, 06/01/46 (Call 12/01/45)(b)	135	130,904
3.95%, 03/01/49 (Call 09/01/48)	720	736,141
4.30%, 07/01/44 (Call 01/01/44)	103	108,612
Series A, 4.00%, 04/01/43 (Call 10/01/42)	225	227,324
Series A, 4.05%, 05/15/48 (Call 11/15/47)	230	238,173
DTE Energy Co., 6.38%, 04/15/33	135	168,257
Duke Energy Carolinas LLC 3.70%, 12/01/47 (Call 06/01/47)	265	255,886
3.75%, 06/01/45 (Call 12/01/44)	165	160,904
3.88%, 03/15/46 (Call 09/15/45)	250	248,849
3.95%, 03/15/48 (Call 09/15/47)	410	413,538
4.00%, 09/30/42 (Call 03/30/42)(b)	300	303,935
4.25%, 12/15/41 (Call 06/15/41)	350	367,076
5.30%, 02/15/40	345	412,047
6.00%, 01/15/38	172	219,598
6.05%, 04/15/38	300	386,140
6.10%, 06/01/37	100	128,164
6.45%, 10/15/32	101	129,519
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	798	742,542
4.80%, 12/15/45 (Call 06/15/45)(b)	491	529,123

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC 3.40%, 10/01/46 (Call 04/01/46)(b)	$230	$210,502
3.85%, 11/15/42 (Call 05/15/42)	280	276,920
4.20%, 07/15/48 (Call 01/15/48)	25	26,211
5.65%, 04/01/40	150	184,878
6.35%, 09/15/37	300	396,257
6.40%, 06/15/38	1,060	1,424,417
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 11/15/45)	145	140,980
6.12%, 10/15/35	250	317,826
6.35%, 08/15/38	46	60,956
6.45%, 04/01/39	150	199,027
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	126,778
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	35	39,752
Duke Energy Ohio Inc. 3.70%, 06/15/46 (Call 12/15/45)	10	9,620
4.30%, 02/01/49 (Call 08/01/48)	50	52,998
Duke Energy Progress LLC 3.60%, 09/15/47 (Call 03/15/47)	100	94,997
3.70%, 10/15/46 (Call 04/15/46)	350	336,803
4.10%, 05/15/42 (Call 11/15/41)	150	153,912
4.10%, 03/15/43 (Call 09/15/42)	186	190,611
4.15%, 12/01/44 (Call 06/01/44)	175	181,326
4.20%, 08/15/45 (Call 02/15/45)	295	308,536
4.38%, 03/30/44 (Call 09/30/43)	150	159,390
6.30%, 04/01/38	250	330,501
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	360	448,499
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)(b)	100	104,395
6.00%, 05/15/35(b)	150	173,298
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)	800	823,492
4.88%, 09/21/38 (Call 03/21/38)(a)	1,000	1,044,990
4.88%, 01/22/44(a)	1,060	1,082,046
4.95%, 10/13/45 (Call 04/13/45)(a)	100	103,236
5.00%, 09/21/48 (Call 03/21/48)(a)	1,225	1,288,532
5.25%, 10/13/55 (Call 04/13/55)(a)	80	82,126
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	885	904,177
Enel Finance International NV 4.75%, 05/25/47(a)(b)	1,210	1,192,961
4.88%, 06/14/29(a)	800	833,595
6.00%, 10/07/39(a)(b)	275	310,751
Entergy Arkansas Inc., 4.95%, 12/15/44 (Call 12/15/24)	20	20,887
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	140	145,562
Entergy Louisiana LLC 3.05%, 06/01/31 (Call 03/01/31)	315	299,430
4.00%, 03/15/33 (Call 12/15/32)	565	589,981
4.20%, 09/01/48 (Call 03/01/48)	270	279,052
4.20%, 04/01/50 (Call 10/01/49)	175	181,001
4.95%, 01/15/45 (Call 01/15/25)	100	104,575
Exelon Corp. 4.45%, 04/15/46 (Call 10/15/45)	565	585,490
4.95%, 06/15/35 (Call 12/15/34)	225	241,964
5.10%, 06/15/45 (Call 12/15/44)(b)	289	326,924
5.63%, 06/15/35(b)	385	442,692
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	490	520,386
5.75%, 10/01/41 (Call 04/01/41)	20	21,529
6.25%, 10/01/39	300	342,368

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	$1,185	$1,262,130
Series C, 7.38%, 11/15/31	1,017	1,344,642
FirstEnergy Transmission LLC, 4.55%, 04/01/49 (Call 10/01/48)	165	168,662
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	345	338,547
3.80%, 12/15/42 (Call 06/15/42)	250	247,607
3.95%, 03/01/48 (Call 09/01/47)	675	690,485
3.99%, 03/01/49 (Call 09/01/48)	775	799,247
4.05%, 06/01/42 (Call 12/01/41)	460	474,352
4.05%, 10/01/44 (Call 04/01/44)	250	258,696
4.13%, 02/01/42 (Call 08/01/41)	260	271,357
4.13%, 06/01/48 (Call 12/01/47)	282	296,534
4.95%, 06/01/35(b)	200	226,138
5.25%, 02/01/41 (Call 08/01/40)	200	237,719
5.65%, 02/01/37	146	177,820
5.69%, 03/01/40	149	185,277
5.95%, 02/01/38	670	864,671
5.96%, 04/01/39	100	127,822
Georgia Power Co. 4.30%, 03/15/42	450	452,240
4.30%, 03/15/43	296	292,518
Series 10-C, 4.75%, 09/01/40	263	271,367
Iberdrola International BV, 6.75%, 07/15/36	150	188,027
Indiana Michigan Power Co. 4.25%, 08/15/48 (Call 02/15/48)	245	251,941
6.05%, 03/15/37	105	128,014
Series K, 4.55%, 03/15/46 (Call 09/15/45)(b)	245	261,774
Series L, 3.75%, 07/01/47 (Call 01/01/47)	150	140,783
Interstate Power & Light Co. 3.70%, 09/15/46 (Call 03/15/46)	385	354,805
6.25%, 07/15/39	80	99,688
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	75	85,194
Kansas City Power & Light Co. 4.20%, 03/15/48 (Call 09/15/47)(b)	260	268,298
5.30%, 10/01/41 (Call 04/01/41)	195	226,078
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	225	231,099
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)(b)	349	414,031
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	350	368,264
MidAmerican Energy Co. 3.65%, 08/01/48 (Call 02/01/48)	350	337,669
4.25%, 05/01/46 (Call 11/01/45)	111	116,894
4.25%, 07/15/49 (Call 01/15/49)	116	123,796
4.40%, 10/15/44 (Call 04/15/44)	340	366,364
4.80%, 09/15/43 (Call 03/15/43)	175	196,819
5.75%, 11/01/35	46	55,610
6.75%, 12/30/31	11	14,358
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	494,938
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	360	349,268
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	175	209,272
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)	50	48,688
National Grid USA, 5.80%, 04/01/35	455	514,506
Nevada Power Co., Series N, 6.65%, 04/01/36	300	391,298
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	900	862,872

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN 3.40%, 08/15/42 (Call 02/15/42)(b)	$435	$406,903
3.60%, 05/15/46 (Call 11/15/45)	75	72,457
4.00%, 08/15/45 (Call 02/15/45)	90	91,310
4.13%, 05/15/44 (Call 11/15/43)	7	7,212
4.85%, 08/15/40 (Call 02/15/40)	25	27,707
5.35%, 11/01/39	30	35,826
6.25%, 06/01/36	331	426,745
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	816	825,460
NSTAR Electric Co. 4.40%, 03/01/44 (Call 09/01/43)	110	118,012
5.50%, 03/15/40	266	314,068
Oglethorpe Power Corp. 4.20%, 12/01/42	50	47,141
4.25%, 04/01/46 (Call 10/01/45)	95	90,856
4.55%, 06/01/44	500	496,245
5.05%, 10/01/48 (Call 04/01/48)(a)	130	145,303
5.25%, 09/01/50	25	28,260
5.38%, 11/01/40	175	199,179
5.95%, 11/01/39(b)	120	138,185
Ohio Edison Co. 6.88%, 07/15/36	250	322,957
8.25%, 10/15/38	65	96,572
Ohio Power Co. 4.15%, 04/01/48 (Call 10/01/47)(b)	75	77,974
Series D, 6.60%, 03/01/33	190	242,384
Oklahoma Gas & Electric Co. 3.85%, 08/15/47 (Call 02/15/47)(b)	250	236,638
4.15%, 04/01/47 (Call 10/01/46)	405	402,700
Oncor Electric Delivery Co. LLC 3.75%, 04/01/45 (Call 10/01/44)	140	138,577
3.80%, 09/30/47 (Call 03/30/47)	200	199,954
4.10%, 11/15/48 (Call 05/15/48)	175	184,753
4.55%, 12/01/41 (Call 06/01/41)	210	231,565
5.25%, 09/30/40	305	361,830
5.30%, 06/01/42 (Call 12/01/41)	310	370,477
7.25%, 01/15/33	150	206,862
7.50%, 09/01/38	60	89,109
PacifiCorp 4.10%, 02/01/42 (Call 08/01/41)	140	142,880
4.13%, 01/15/49 (Call 07/15/48)	150	155,552
4.15%, 02/15/50 (Call 08/15/49)(b)	700	727,512
5.75%, 04/01/37	40	48,995
6.00%, 01/15/39(b)	425	536,347
6.10%, 08/01/36	730	920,453
6.25%, 10/15/37	50	65,107
6.35%, 07/15/38	150	195,922
PECO Energy Co. 3.90%, 03/01/48 (Call 09/01/47)	290	290,536
4.15%, 10/01/44 (Call 04/01/44)	240	249,014
5.95%, 10/01/36	111	138,241
Pennsylvania Electric Co., 6.15%, 10/01/38	75	87,943
Perusahaan Listrik Negara PT 6.15%, 05/21/48(a)	1,000	1,106,095
6.25%, 01/25/49	500	558,295
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	146	150,403
6.50%, 11/15/37	180	235,374
7.90%, 12/15/38(b)	75	107,844

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc. 4.00%, 09/15/47 (Call 03/15/47)	$350	$327,198
4.70%, 06/01/43 (Call 12/01/42)	500	517,879
5.00%, 03/15/44 (Call 09/15/43)	355	380,373
PPL Electric Utilities Corp. 3.95%, 06/01/47 (Call 12/01/46)	345	348,784
4.13%, 06/15/44 (Call 12/15/43)	150	153,818
4.15%, 06/15/48 (Call 12/15/47)	305	316,649
6.25%, 05/15/39	315	403,738
Progress Energy Inc. 7.00%, 10/30/31	150	196,536
7.75%, 03/01/31	299	409,059
PSEG Power LLC, 8.63%, 04/15/31	485	655,860
Public Service Co. of Colorado 3.55%, 06/15/46 (Call 12/15/45)	75	69,061
3.60%, 09/15/42 (Call 03/15/42)(b)	225	217,405
3.80%, 06/15/47 (Call 12/15/46)	300	298,014
4.05%, 09/15/49 (Call 03/15/49)	705	729,777
4.10%, 06/15/48 (Call 12/15/47)	250	261,310
4.30%, 03/15/44 (Call 09/15/43)	180	192,372
4.75%, 08/15/41 (Call 02/15/41)	5	5,410
6.50%, 08/01/38	100	133,460
Series 17, 6.25%, 09/01/37	165	213,098
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	63,762
Public Service Electric &Gas Co. 3.60%, 12/01/47 (Call 06/01/47)	235	225,910
3.65%, 09/01/42 (Call 03/01/42)(b)	155	150,904
3.80%, 03/01/46 (Call 09/01/45)	340	338,177
3.95%, 05/01/42 (Call 11/01/41)	410	412,646
4.05%, 05/01/48 (Call 11/01/47)(b)	155	160,830
4.15%, 11/01/45 (Call 05/01/45)	25	25,181
5.50%, 03/01/40	50	60,674
5.80%, 05/01/37	225	274,915
Puget Sound Energy Inc. 4.30%, 05/20/45 (Call 11/20/44)	321	341,255
4.43%, 11/15/41 (Call 05/15/41)	310	323,629
5.64%, 04/15/41 (Call 10/15/40)	235	286,933
5.76%, 10/01/39	200	248,484
5.80%, 03/15/40	56	69,609
6.27%, 03/15/37	5	6,344
San Diego Gas & Electric Co. 3.95%, 11/15/41	60	54,942
4.15%, 05/15/48 (Call 11/15/47)	175	174,063
4.50%, 08/15/40	245	252,400
6.00%, 06/01/39	163	194,324
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	200	185,799
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	600	649,500
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	1,106	1,020,600
4.00%, 02/01/48 (Call 08/01/47)	709	652,375
6.00%, 10/15/39	335	397,265
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	185	195,291
4.60%, 06/15/43 (Call 12/15/42)(b)	181	195,146
5.10%, 06/01/65 (Call 12/01/64)(b)	115	135,129
5.30%, 05/15/33	5	5,708
5.45%, 02/01/41 (Call 08/01/40)	95	113,230
6.05%, 01/15/38	298	368,825

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	$526	$490,767
4.05%, 03/15/42 (Call 09/15/41)	95	88,792
4.50%, 09/01/40 (Call 03/01/40)	48	47,453
4.65%, 10/01/43 (Call 04/01/43)	459	462,588
5.50%, 03/15/40(b)	217	241,151
5.63%, 02/01/36	275	305,906
6.00%, 01/15/34	296	344,802
6.05%, 03/15/39	210	247,783
6.65%, 04/01/29	250	287,525
Series 04-G, 5.75%, 04/01/35	105	117,980
Series 05-B, 5.55%, 01/15/36	300	327,404
Series 05-E, 5.35%, 07/15/35	150	163,037
Series 06-E, 5.55%, 01/15/37	275	303,844
Series 08-A, 5.95%, 02/01/38	265	307,725
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	365	340,077
Series B, 4.88%, 03/01/49 (Call 09/01/48)	175	185,621
Series C, 3.60%, 02/01/45 (Call 08/01/44)(b)	255	225,115
Series C, 4.13%, 03/01/48 (Call 09/01/47)	358	338,591
Southern Co. (The) 4.25%, 07/01/36 (Call 01/01/36)	855	851,926
4.40%, 07/01/46 (Call 01/01/46)	830	834,520
Southern Power Co. 5.15%, 09/15/41(b)	535	559,656
5.25%, 07/15/43	180	190,192
Series F, 4.95%, 12/15/46 (Call 06/15/46)	145	149,158
Southwestern Electric Power Co. 6.20%, 03/15/40	335	410,219
Series J, 3.90%, 04/01/45 (Call 10/01/44)	580	545,526
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	93,386
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	415	378,835
3.70%, 08/15/47 (Call 02/15/47)(b)	270	257,462
4.50%, 08/15/41 (Call 02/15/41)	100	107,494
6.00%, 10/01/36	30	35,323
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	205	218,827
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)	500	494,323
Tampa Electric Co. 4.10%, 06/15/42 (Call 12/15/41)	75	73,049
4.20%, 05/15/45 (Call 11/15/44)	350	337,529
4.35%, 05/15/44 (Call 11/15/43)	150	151,029
4.45%, 06/15/49 (Call 12/15/48)	175	180,843
Toledo Edison Co. (The), 6.15%, 05/15/37	295	366,792
TransAlta Corp., 6.50%, 03/15/40	260	261,035
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	200	220,297
Union Electric Co. 3.90%, 09/15/42 (Call 03/15/42)	360	364,059
4.00%, 04/01/48 (Call 10/01/47)	500	506,638
8.45%, 03/15/39	161	249,191
Virginia Electric & Power Co. 4.00%, 01/15/43 (Call 07/15/42)(b)	116	114,968
4.45%, 02/15/44 (Call 08/15/43)	275	293,377
4.60%, 12/01/48 (Call 06/01/48)	690	756,744
8.88%, 11/15/38(b)	300	469,815
Series A, 6.00%, 05/15/37	75	91,396
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	7,167
Series B, 6.00%, 01/15/36	250	305,925

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.00%, 11/15/46 (Call 05/15/46)(b)	$235	$232,598
Series D, 4.65%, 08/15/43 (Call 02/15/43)	71	77,251
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	55	55,396
4.13%, 03/01/42 (Call 09/01/41)(b)	300	304,071
4.25%, 12/01/45 (Call 06/01/45)	355	367,995
4.63%, 09/01/43 (Call 03/01/43)	150	160,664
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)(b)	270	281,822
5.70%, 12/01/36	5	6,206
Wisconsin Power & Light Co., 6.38%, 08/15/37	380	503,921
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	215	240,656
Xcel Energy Inc., 6.50%, 07/01/36	200	254,084

		110,617,700

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	275	268,034
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)(b)	350	350,517
Tyco Electronics Group SA, 7.13%, 10/01/37(b)	200	263,166

		881,717

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	1,508	1,411,865

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	35,945
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	185	183,190
4.10%, 03/01/45 (Call 09/01/44)(b)	455	460,591

		679,726

Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	13,246
Campbell Soup Co.
3.80%, 08/02/42	76	62,181
4.80%, 03/15/48 (Call 09/15/47)(b)	460	437,101
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	644	663,211
5.40%, 11/01/48 (Call 05/01/48)	590	613,522
8.25%, 09/15/30	100	133,253
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	30	28,216
4.55%, 04/17/38 (Call 10/17/37)(b)	340	342,567
4.70%, 04/17/48 (Call 10/17/47)	345	351,846
5.40%, 06/15/40	190	209,619
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(a)	200	190,245
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	200	186,797
Ingredion Inc., 6.63%, 04/15/37	50	59,739
JM Smucker Co. (The)
4.25%, 03/15/35	345	334,073
4.38%, 03/15/45	100	95,574
Kellogg Co.
4.50%, 04/01/46(b)	365	350,220
Series B, 7.45%, 04/01/31	611	787,417
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	172	190,554
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,895	1,676,492
5.00%, 07/15/35 (Call 01/15/35)	625	621,636

Security	Par (000)	Value

Food (continued)
5.00%, 06/04/42	$660	$636,195
5.20%, 07/15/45 (Call 01/15/45)	1,007	996,029
6.50%, 02/09/40	580	645,013
6.75%, 03/15/32	250	290,743
6.88%, 01/26/39	385	444,409
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	215	181,713
4.45%, 02/01/47 (Call 08/01/46)	560	514,332
4.65%, 01/15/48 (Call 07/15/47)	275	259,984
5.00%, 04/15/42 (Call 10/15/41)	125	122,622
5.15%, 08/01/43 (Call 02/01/43)	195	195,142
5.40%, 07/15/40 (Call 01/15/40)	225	230,422
5.40%, 01/15/49 (Call 07/15/48)(b)	450	472,094
6.90%, 04/15/38	250	294,735
7.50%, 04/01/31	225	286,214
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)	100	99,044
3.88%, 04/01/39 (Call 10/01/38)	350	348,232
3.95%, 04/01/44 (Call 10/01/43)	100	99,394
3.95%, 04/01/49 (Call 10/01/48)	350	344,941
4.13%, 04/01/54 (Call 10/01/53)	100	100,260
4.20%, 04/01/59 (Call 10/01/58)	350	351,162
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)(b)	100	95,499
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	275	277,311
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)(b)	310	320,050
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	650	676,106
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)(b)	175	177,483
4.50%, 04/01/46 (Call 10/01/45)(b)	421	427,396
4.85%, 10/01/45 (Call 04/01/45)	165	176,575
5.38%, 09/21/35(b)	150	169,235
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	305	293,676
4.88%, 08/15/34 (Call 02/15/34)	400	424,313
5.10%, 09/28/48 (Call 03/28/48)	864	899,523
5.15%, 08/15/44 (Call 02/15/44)	355	368,760

		18,566,116

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	201,540
Domtar Corp., 6.75%, 02/15/44 (Call 08/15/43)(b)	185	196,704
Georgia-Pacific LLC
7.75%, 11/15/29(b)	275	373,798
8.88%, 05/15/31(b)	214	319,185
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	540	497,086
4.40%, 08/15/47 (Call 02/15/47)	795	738,147
4.80%, 06/15/44 (Call 12/15/43)	450	446,979
5.00%, 09/15/35 (Call 03/15/35)	275	286,561
5.15%, 05/15/46 (Call 11/15/45)	350	356,179
6.00%, 11/15/41 (Call 05/15/41)	335	375,282
7.30%, 11/15/39	225	282,863
8.70%, 06/15/38(b)	75	103,601
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	400	444,000

		4,621,925

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 1.0%
Atmos Energy Corp. 4.13%, 10/15/44 (Call 04/15/44)	$400	$411,984
4.13%, 03/15/49 (Call 09/15/48)	240	246,533
4.15%, 01/15/43 (Call 07/15/42)	160	164,040
4.30%, 10/01/48 (Call 04/01/48)	200	211,194
5.50%, 06/15/41 (Call 12/15/40)	5	6,004
Brooklyn Union Gas Co. (The) 4.27%, 03/15/48 (Call 09/15/47)(a)	800	822,787
4.49%, 03/04/49 (Call 09/04/48)(a)	350	371,000
CenterPoint Energy Resources Corp. 4.10%, 09/01/47 (Call 03/01/47)	90	86,389
5.85%, 01/15/41 (Call 07/15/40)	235	278,688
Dominion Energy Gas Holdings LLC 4.60%, 12/15/44 (Call 06/15/44)	605	623,564
4.80%, 11/01/43 (Call 05/01/43)	115	123,391
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	300	407,887
NiSource Inc. 3.95%, 03/30/48 (Call 09/30/47)	195	185,916
4.38%, 05/15/47 (Call 11/15/46)	430	439,901
4.80%, 02/15/44 (Call 08/15/43)	488	517,141
5.25%, 02/15/43 (Call 08/15/42)	465	516,267
5.65%, 02/01/45 (Call 08/01/44)(b)	411	481,030
5.80%, 02/01/42 (Call 08/01/41)	150	173,045
5.95%, 06/15/41 (Call 12/15/40)	200	236,361
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)(b)	75	81,672
4.66%, 02/01/44 (Call 08/01/43)	410	450,800
Piedmont Natural Gas Co. Inc. 3.64%, 11/01/46 (Call 05/01/46)	45	40,493
4.65%, 08/01/43 (Call 02/01/43)	153	160,397
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	5	4,817
4.45%, 03/15/44 (Call 09/15/43)	470	491,326
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	255	260,747
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(b)	100	105,859
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)(b)	250	233,124
4.40%, 06/01/43 (Call 12/01/42)	71	70,957
4.40%, 05/30/47 (Call 11/30/46)	145	144,487
5.88%, 03/15/41 (Call 09/15/40)	400	466,470
6.00%, 10/01/34	400	476,502
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)(b)	160	147,525

		9,438,298

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	270	279,193
Stanley Black & Decker Inc. 4.85%, 11/15/48 (Call 05/15/48)	150	167,317
5.20%, 09/01/40	200	224,598

		671,108

Health Care – Products — 1.4%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	945	1,051,839
4.75%, 04/15/43 (Call 10/15/42)	255	278,109
4.90%, 11/30/46 (Call 05/30/46)	1,485	1,692,828
5.30%, 05/27/40	265	307,849
6.00%, 04/01/39	200	243,399
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	488	426,762

Security	Par (000)	Value

Health Care – Products (continued)
Becton Dickinson and Co. 4.67%, 06/06/47 (Call 12/06/46)	$945	$974,772
4.69%, 12/15/44 (Call 06/15/44)	695	711,601
5.00%, 11/12/40	165	168,802
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	105	109,099
4.70%, 03/01/49 (Call 09/01/48)	1,100	1,156,616
7.00%, 11/15/35	130	166,343
7.38%, 01/15/40	150	204,692
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	360	366,918
Koninklijke Philips NV, 5.00%, 03/15/42	485	539,523
Medtronic Inc. 4.38%, 03/15/35(b)	1,250	1,345,945
4.63%, 03/15/45(b)	1,675	1,876,875
Stryker Corp. 4.10%, 04/01/43 (Call 10/01/42)	475	462,214
4.38%, 05/15/44 (Call 11/15/43)	35	35,923
4.63%, 03/15/46 (Call 09/15/45)	300	321,613
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	331	326,595
5.30%, 02/01/44 (Call 08/01/43)	235	270,468
Zimmer Biomet Holdings Inc. 4.25%, 08/15/35 (Call 02/15/35)	310	282,631
4.45%, 08/15/45 (Call 02/15/45)	100	96,122
5.75%, 11/30/39	200	216,119

		13,633,657

Health Care – Services — 2.3%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	50	52,326
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	475	403,783
4.13%, 11/15/42 (Call 05/15/42)	450	401,832
4.50%, 05/15/42 (Call 11/15/41)	225	212,028
4.75%, 03/15/44 (Call 09/15/43)	270	264,012
6.63%, 06/15/36(b)	310	368,201
6.75%, 12/15/37	410	493,349
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	695	675,263
4.55%, 03/01/48 (Call 09/01/47)	550	551,092
4.63%, 05/15/42	632	637,489
4.65%, 01/15/43	794	800,062
4.65%, 08/15/44 (Call 02/15/44)	490	495,936
4.85%, 08/15/54 (Call 02/15/54)	275	273,052
5.10%, 01/15/44	75	80,211
Ascension Health 3.95%, 11/15/46	653	663,714
4.85%, 11/15/53	11	12,754
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	350	349,676
4.19%, 11/15/45 (Call 05/15/45)	201	207,579
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	652	569,172
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	200	202,362
Dignity Health 4.50%, 11/01/42	100	96,688
5.27%, 11/01/64	100	104,185
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	50	52,836
HCA Inc., 5.50%, 06/15/47 (Call 12/15/46)	645	683,398

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
Humana Inc. 4.63%, 12/01/42 (Call 06/01/42)	$330	$325,006
4.80%, 03/15/47 (Call 09/15/46)(b)	215	220,191
4.95%, 10/01/44 (Call 04/01/44)	240	249,394
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	60,873
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	975	1,022,754
4.88%, 04/01/42	100	114,707
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	445	433,220
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	11,418
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	275	285,099
Series 2015, 4.20%, 07/01/55	225	237,831
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	165	171,184
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	205	201,087
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	21	21,612
4.06%, 08/01/56	350	351,424
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	435	416,498
4.26%, 11/01/47 (Call 11/01/46)	210	210,198
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	237,539
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	197	194,740
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	27,848
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	375	374,670
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	70	70,466
Texas Health Resources, 4.33%, 11/15/55	9	9,371
Toledo Hospital (The), 6.02%, 11/15/48	500	548,787
UnitedHealth Group Inc. 3.75%, 10/15/47 (Call 04/15/47)(b)	415	394,758
3.95%, 10/15/42 (Call 04/15/42)	282	277,488
4.20%, 01/15/47 (Call 07/15/46)	350	356,250
4.25%, 03/15/43 (Call 09/15/42)	625	640,671
4.25%, 04/15/47 (Call 10/15/46)	395	407,431
4.25%, 06/15/48 (Call 12/15/47)	837	862,143
4.38%, 03/15/42 (Call 09/15/41)	250	260,655
4.45%, 12/15/48 (Call 06/15/48)	320	339,497
4.63%, 07/15/35	604	658,983
4.63%, 11/15/41 (Call 05/15/41)	150	161,535
4.75%, 07/15/45	1,100	1,210,158
5.70%, 10/15/40 (Call 04/15/40)	100	121,681
5.80%, 03/15/36	340	415,048
5.95%, 02/15/41 (Call 08/15/40)	225	282,545
6.50%, 06/15/37	100	131,100
6.63%, 11/15/37(b)	336	448,125
6.88%, 02/15/38	443	606,996

		22,021,981

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	315	286,470

Security	Par (000)	Value

Household Products & Wares — 0.1%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	$290	$260,154
3.90%, 05/04/47 (Call 11/04/46)	310	313,795
5.30%, 03/01/41	31	37,330
6.63%, 08/01/37	295	393,582

		1,004,861

Housewares — 0.0%
Newell Brands Inc. 5.38%, 04/01/36 (Call 10/01/35)	359	325,075
5.50%, 04/01/46 (Call 10/01/45)	100	87,375

		412,450

Insurance — 5.2%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	138,000
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	285	280,322
4.75%, 01/15/49 (Call 07/15/48)	300	330,169
6.45%, 08/15/40	65	83,231
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	211,407
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	126,944
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	115	118,805
4.50%, 06/15/43	435	468,294
5.35%, 06/01/33(b)	198	232,483
5.55%, 05/09/35	376	443,367
5.95%, 04/01/36	100	122,655
6.50%, 05/15/67 (Call 05/15/37)(b)(c)	195	214,500
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	330	313,775
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	801	742,063
4.38%, 01/15/55 (Call 07/15/54)(b)	600	556,576
4.50%, 07/16/44 (Call 01/16/44)	1,143	1,116,153
4.70%, 07/10/35 (Call 01/10/35)	200	203,456
4.75%, 04/01/48 (Call 10/01/47)	630	638,995
4.80%, 07/10/45 (Call 01/10/45)	560	570,303
6.25%, 05/01/36	315	365,291
8.18%, 05/15/68 (Call 05/15/38)(c)	75	90,938
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	525	536,936
4.75%, 05/15/45 (Call 11/15/44)(b)	361	377,277
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	245	270,907
Arch Capital Group Ltd., 7.35%, 05/01/34	95	127,330
Arch Capital Group U.S. Inc., 5.14%, 11/01/43(b)	220	245,384
Assurant Inc., 6.75%, 02/15/34	170	194,754
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	900	892,635
AXA SA, 8.60%, 12/15/30	740	995,300
AXIS Specialty Finance PLC, 5.15%, 04/01/45	75	73,921
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	640	662,521
4.25%, 01/15/49 (Call 07/15/48)	1,027	1,074,622
4.30%, 05/15/43	283	297,180
4.40%, 05/15/42	455	485,058
5.75%, 01/15/40	310	384,217
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	495	539,824
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	905	741,821
Chubb Corp. (The), 6.00%, 05/11/37	210	267,280

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc. 4.15%, 03/13/43	$250	$262,755
4.35%, 11/03/45 (Call 05/03/45)	835	908,871
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	200	202,738
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)	290	288,814
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)(c)	300	261,375
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/77(a)	200	209,988
4.88%, 06/19/64(a)	165	175,497
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(c)	400	421,720
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	79	79,557
4.40%, 03/15/48 (Call 09/15/47)(b)	135	138,072
5.95%, 10/15/36	325	382,332
6.10%, 10/01/41(b)	225	273,145
6.63%, 03/30/40	315	392,642
Liberty Mutual Group Inc. 4.85%, 08/01/44(a)(b)	675	701,821
6.50%, 03/15/35(a)	250	296,853
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	70	92,209
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)(b)	300	301,063
6.15%, 04/07/36	345	414,041
6.30%, 10/09/37	116	141,734
7.00%, 06/15/40	285	375,334
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	240	235,084
6.00%, 02/01/35	150	183,173
Manulife Financial Corp., 5.38%, 03/04/46(b)	645	761,529
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)(b)	115	103,772
5.00%, 04/05/46	265	266,087
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	360	358,725
4.35%, 01/30/47 (Call 07/30/46)	242	245,794
4.90%, 03/15/49 (Call 09/15/48)	1,015	1,120,135
5.88%, 08/01/33	75	90,476
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(a)(b)	500	495,960
5.38%, 12/01/41(a)	25	28,479
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	155	192,975
MetLife Inc. 4.05%, 03/01/45	541	544,878
4.13%, 08/13/42	716	727,109
4.60%, 05/13/46 (Call 11/13/45)(b)	310	337,551
4.88%, 11/13/43	780	875,608
5.70%, 06/15/35	375	460,419
5.88%, 02/06/41	340	425,039
6.38%, 06/15/34	260	336,838
6.40%, 12/15/66 (Call 12/15/31)	598	661,759
6.50%, 12/15/32	480	624,028
9.25%, 04/08/38 (Call 04/08/33)(a)	105	143,850
10.75%, 08/01/69 (Call 08/01/34)	66	103,290
Series N, 4.72%, 12/15/44	325	357,818
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	93,561
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	300	322,775
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(a)	360	561,462

Security	Par (000)	Value

Insurance (continued)
New York Life Insurance Co. 4.45%, 05/15/69 (Call 11/15/68)(a)	$250	$255,569
5.88%, 05/15/33(a)	785	970,993
6.75%, 11/15/39(a)	140	190,869
Northwestern Mutual Life Insurance Co. (The) 3.85%, 09/30/47 (Call 03/30/47)(a)(b)	100	96,636
6.06%, 03/30/40(a)	925	1,179,306
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)	600	550,620
Principal Financial Group Inc. 4.35%, 05/15/43	300	301,694
4.63%, 09/15/42	40	41,970
6.05%, 10/15/36	191	229,581
Progressive Corp. (The) 3.70%, 01/26/45	150	145,102
4.13%, 04/15/47 (Call 10/15/46)	340	350,889
4.20%, 03/15/48 (Call 09/15/47)	535	561,409
4.35%, 04/25/44	136	144,544
6.25%, 12/01/32(b)	220	280,088
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)(b)	434	422,843
3.94%, 12/07/49 (Call 06/07/49)	780	762,840
4.35%, 02/25/50 (Call 08/25/49)	644	676,810
4.42%, 03/27/48 (Call 09/27/47)	250	262,905
4.60%, 05/15/44	520	560,022
5.70%, 12/14/36	570	680,358
6.63%, 06/21/40	100	129,993
Securian Financial Group Inc., 4.80%, 04/15/48(a)	315	322,878
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	145	151,273
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	175	214,959
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(c)	200	206,274
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)	1,400	1,441,585
4.90%, 09/15/44(a)(b)	291	327,383
6.85%, 12/16/39(a)(b)	50	68,385
Transatlantic Holdings Inc., 8.00%, 11/30/39	170	233,304
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	435	425,958
4.00%, 05/30/47 (Call 11/30/46)	380	387,113
4.05%, 03/07/48 (Call 09/07/47)	175	179,887
4.10%, 03/04/49 (Call 09/04/48)	340	352,220
4.30%, 08/25/45 (Call 02/25/45)	240	255,674
4.60%, 08/01/43	91	100,583
5.35%, 11/01/40	413	498,738
6.25%, 06/15/37	385	504,343
6.75%, 06/20/36	200	270,404
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	250	323,400
Unum Group, 5.75%, 08/15/42(b)	210	225,026
Voya Financial Inc. 4.80%, 06/15/46	100	103,678
5.70%, 07/15/43	235	271,219
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	200	239,881
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	150	162,363
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	155	162,256
WR Berkley Corp., 4.75%, 08/01/44	210	216,832

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
XLIT Ltd., 5.50%, 03/31/45	$471	$520,884

		49,474,970

Internet — 0.9%
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (Call 06/06/37)	325	314,204
4.20%, 12/06/47 (Call 06/06/47)	800	779,400
4.40%, 12/06/57 (Call 06/06/57)	200	197,230
4.50%, 11/28/34 (Call 05/28/34)	560	582,204
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)(b)	987	1,016,896
4.05%, 08/22/47 (Call 02/22/47)(b)	1,708	1,779,312
4.25%, 08/22/57 (Call 02/22/57)	1,090	1,153,334
4.80%, 12/05/34 (Call 06/05/34)	1,120	1,292,508
4.95%, 12/05/44 (Call 06/05/44)	565	666,746
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	532	468,208
Tencent Holdings Ltd., 3.93%, 01/19/38 (Call 07/19/37)	250	239,054

		8,489,096

Iron & Steel — 0.4%
ArcelorMittal 6.75%, 03/01/41	60	67,466
7.00%, 10/15/39	250	286,910
Nucor Corp. 4.40%, 05/01/48 (Call 11/01/47)	10	10,313
5.20%, 08/01/43 (Call 02/01/43)	199	225,518
6.40%, 12/01/37	225	285,915
Vale Overseas Ltd. 6.88%, 11/21/36(b)	800	925,352
6.88%, 11/10/39	660	766,425
8.25%, 01/17/34	420	531,180
Vale SA, 5.63%, 09/11/42	405	413,679

		3,512,758

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	200	189,323

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42(b)	412	442,992
Caterpillar Inc. 3.80%, 08/15/42(b)	770	781,121
4.30%, 05/15/44 (Call 11/15/43)	100	107,747
4.75%, 05/15/64 (Call 11/15/63)(b)	225	254,210
5.20%, 05/27/41	370	440,407
5.30%, 09/15/35	11	12,906
6.05%, 08/15/36	111	141,446
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	185	208,979
Deere & Co. 3.90%, 06/09/42 (Call 12/09/41)	563	581,698
5.38%, 10/16/29(b)	265	314,590
7.13%, 03/03/31	133	178,628
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	435	489,365
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)(b)	145	153,390
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	225	225,464

		4,332,943

Manufacturing — 1.5%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	250	220,950
3.63%, 10/15/47 (Call 04/15/47)	315	305,393
3.88%, 06/15/44	150	151,939
4.00%, 09/14/48 (Call 03/14/48)(b)	878	898,100

Security	Par (000)	Value

Manufacturing (continued)
5.70%, 03/15/37	$55	$68,365
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	42,322
Eaton Corp. 4.00%, 11/02/32	755	787,687
4.15%, 11/02/42	340	339,556
General Electric Co. 4.13%, 10/09/42	934	823,636
4.50%, 03/11/44	970	899,776
5.88%, 01/14/38	950	1,025,103
6.15%, 08/07/37	684	753,062
6.88%, 01/10/39(b)	725	857,747
Series A, 6.75%, 03/15/32	2,290	2,678,315
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	655	676,424
4.88%, 09/15/41 (Call 03/15/41)	200	229,085
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	100	97,383
5.75%, 06/15/43	185	217,219
Ingersoll-Rand Luxembourg Finance SA 4.50%, 03/21/49 (Call 09/21/48)	295	296,368
4.65%, 11/01/44 (Call 05/01/44)(b)	140	143,947
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	145	145,423
4.20%, 11/21/34 (Call 05/21/34)	225	233,754
4.45%, 11/21/44 (Call 05/21/44)	200	211,471
Series A, 6.25%, 05/15/38	555	695,941
Siemens Financieringsmaatschappij NV 3.30%, 09/15/46(a)	265	239,136
4.20%, 03/16/47(a)	1,040	1,089,128
4.40%, 05/27/45(a)	110	117,600

		14,244,830

Media — 5.5%
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)	230	222,013
4.85%, 07/01/42 (Call 01/01/42)	500	496,420
4.90%, 08/15/44 (Call 02/15/44)	360	357,551
5.50%, 05/15/33(b)	300	330,084
5.90%, 10/15/40 (Call 04/15/40)	165	183,196
7.88%, 07/30/30	365	476,996
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/38 (Call 10/01/37)	549	563,614
5.38%, 05/01/47 (Call 11/01/46)	1,560	1,564,557
5.75%, 04/01/48 (Call 10/01/47)	1,075	1,133,634
6.38%, 10/23/35 (Call 04/23/35)	1,050	1,186,336
6.48%, 10/23/45 (Call 04/23/45)	1,240	1,404,586
6.83%, 10/23/55 (Call 04/23/55)	215	242,493
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	505	460,408
3.40%, 07/15/46 (Call 01/15/46)	580	514,824
3.90%, 03/01/38 (Call 09/01/37)	600	596,676
3.97%, 11/01/47 (Call 05/01/47)	875	849,925
4.00%, 08/15/47 (Call 02/15/47)	605	589,574
4.00%, 03/01/48 (Call 09/01/47)	485	473,423
4.00%, 11/01/49 (Call 05/01/49)	1,025	997,514
4.05%, 11/01/52 (Call 05/01/52)	500	485,327
4.20%, 08/15/34 (Call 02/15/34)	596	623,486
4.25%, 10/15/30 (Call 07/15/30)	705	749,953
4.25%, 01/15/33	1,935	2,057,619
4.40%, 08/15/35 (Call 02/15/35)	530	556,089

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 01/15/43	$230	$241,665
4.60%, 10/15/38 (Call 04/15/38)	1,170	1,259,085
4.60%, 08/15/45 (Call 02/15/45)	715	761,541
4.65%, 07/15/42	575	614,691
4.70%, 10/15/48 (Call 04/15/48)	1,865	2,026,110
4.75%, 03/01/44	540	587,076
4.95%, 10/15/58 (Call 04/15/58)	1,075	1,202,276
5.65%, 06/15/35	171	201,830
6.40%, 05/15/38	62	78,413
6.45%, 03/15/37	270	343,317
6.50%, 11/15/35	435	550,283
6.55%, 07/01/39	25	32,246
6.95%, 08/15/37	417	562,204
7.05%, 03/15/33	351	468,980
Cox Communications Inc. 4.60%, 08/15/47 (Call 02/15/47)(a)	185	177,533
8.38%, 03/01/39(a)	800	1,065,884
Discovery Communications LLC 4.88%, 04/01/43	560	531,662
4.95%, 05/15/42	250	239,721
5.00%, 09/20/37 (Call 03/20/37)	570	567,832
5.20%, 09/20/47 (Call 03/20/47)(b)	590	587,177
6.35%, 06/01/40	520	584,483
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)(a)	878	977,679
5.58%, 01/25/49 (Call 07/25/48)(a)	715	811,257
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	750	740,906
6.63%, 01/15/40	360	418,127
Historic TW Inc., 6.63%, 05/15/29	100	122,641
NBCUniversal Media LLC 4.45%, 01/15/43	350	363,455
5.95%, 04/01/41	735	907,029
Thomson Reuters Corp. 5.50%, 08/15/35	150	158,433
5.65%, 11/23/43 (Call 05/23/43)	125	133,570
5.85%, 04/15/40	250	276,289
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	535	477,202
5.50%, 09/01/41 (Call 03/01/41)	635	633,246
5.88%, 11/15/40 (Call 05/15/40)	575	598,771
6.55%, 05/01/37	500	555,618
6.75%, 06/15/39	1,025	1,143,290
7.30%, 07/01/38	780	911,830
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	375	493,004
TWDC Enterprises 18 Corp. 3.00%, 07/30/46	25	21,734
3.70%, 12/01/42	300	295,270
4.13%, 06/01/44(b)	670	705,894
4.38%, 08/16/41	275	295,090
7.00%, 03/01/32	200	274,938
Series E, 4.13%, 12/01/41	250	261,214
Viacom Inc. 4.38%, 03/15/43	620	562,904
5.25%, 04/01/44 (Call 10/01/43)	305	311,079
5.85%, 09/01/43 (Call 03/01/43)	750	817,011
6.88%, 04/30/36(b)	385	454,594
Walt Disney Co. (The) 4.75%, 09/15/44 (Call 03/15/44)(a)	325	372,352
4.95%, 10/15/45 (Call 04/15/45)(a)	240	285,790

Security	Par (000)	Value

Media (continued)
5.40%, 10/01/43(a)	$150	$184,296
6.15%, 03/01/37(a)	767	992,533
6.15%, 02/15/41(a)	610	804,395
6.20%, 12/15/34(a)	560	726,765
6.40%, 12/15/35	439	577,811
6.55%, 03/15/33(a)	275	361,186
6.65%, 11/15/37(a)	470	643,859
6.90%, 08/15/39(a)	236	333,540
7.75%, 12/01/45(a)	150	238,921
7.85%, 03/01/39	320	481,684
8.15%, 10/17/36	100	150,225
Warner Media LLC 4.65%, 06/01/44 (Call 12/01/43)	270	269,120
4.85%, 07/15/45 (Call 01/15/45)	578	590,368
4.90%, 06/15/42	300	308,873
5.35%, 12/15/43	225	240,652
5.38%, 10/15/41	250	267,759
6.10%, 07/15/40	100	115,245
6.25%, 03/29/41	225	263,771
7.70%, 05/01/32	225	304,939

		52,036,466

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)	166	164,927
4.38%, 06/15/45 (Call 12/15/44)	86	91,825
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	460	433,331
5.25%, 10/01/54 (Call 04/01/54)	170	157,819

		847,902

Mining —1.7%
Barrick Gold Corp. 5.25%, 04/01/42	372	403,010
6.45%, 10/15/35	25	29,560
Barrick North America Finance LLC 5.70%, 05/30/41	406	461,458
5.75%, 05/01/43	655	753,576
7.50%, 09/15/38	222	282,680
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	449	519,157
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	556	582,016
5.00%, 09/30/43	825	957,312
Corp. Nacional del Cobre de Chile 4.25%, 07/17/42(a)	1,100	1,089,280
4.38%, 02/05/49 (Call 08/05/48)(a)(b)	1,350	1,349,858
4.50%, 08/01/47 (Call 02/01/47)(a)	1,000	1,021,725
Glencore Finance Canada Ltd. 5.55%, 10/25/42(a)	225	219,707
6.00%, 11/15/41(a)	35	35,714
6.90%, 11/15/37(a)	100	113,748
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a)	400	459,041
Newmont Goldcorp Corp., 5.45%, 06/09/44 (Call 12/09/43)	399	437,917
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)	288	299,382
5.88%, 04/01/35	175	199,923
6.25%, 10/01/39	550	664,554
Rio Tinto Alcan Inc. 5.75%, 06/01/35	111	131,270
6.13%, 12/15/33	401	512,297

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
7.25%, 03/15/31	$275	$364,970
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	410	484,828
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	405	418,542
4.75%, 03/22/42 (Call 09/22/41)(b)	340	381,142
Southern Copper Corp. 5.25%, 11/08/42	740	771,450
5.88%, 04/23/45	595	664,913
6.75%, 04/16/40	575	690,719
7.50%, 07/27/35	335	424,194
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)	60	58,472
5.40%, 02/01/43 (Call 08/01/42)	200	199,543
6.00%, 08/15/40 (Call 02/15/40)	290	307,157
6.13%, 10/01/35	355	387,336
6.25%, 07/15/41 (Call 01/15/41)	605	653,031
Vale Canada Ltd., 7.20%, 09/15/32	100	109,761

		16,439,243

Oil & Gas — 8.2%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	455	594,029
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	420	427,893
6.20%, 03/15/40	520	641,067
6.45%, 09/15/36	735	917,426
6.60%, 03/15/46 (Call 09/15/45)	775	1,045,274
Apache Corp. 4.25%, 01/15/44 (Call 07/15/43)	598	537,728
4.75%, 04/15/43 (Call 10/15/42)	815	780,896
5.10%, 09/01/40 (Call 03/01/40)	515	513,508
5.25%, 02/01/42 (Call 08/01/41)	145	148,252
6.00%, 01/15/37	562	619,472
7.75%, 12/15/29	165	200,700
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	250	256,675
Burlington Resources LLC, 7.20%, 08/15/31	300	400,185
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	505	550,393
5.85%, 02/01/35	150	168,995
6.25%, 03/15/38	760	912,761
6.45%, 06/30/33	200	240,569
6.50%, 02/15/37	50	60,896
6.75%, 02/01/39	25	31,351
7.20%, 01/15/32	200	252,762
Cenovus Energy Inc. 4.45%, 09/15/42 (Call 03/15/42)	175	160,588
5.25%, 06/15/37 (Call 12/15/36)	425	432,232
5.40%, 06/15/47 (Call 12/15/46)	970	1,016,815
6.75%, 11/15/39	668	765,366
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	403,982
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	400	400,354
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	441,650
Concho Resources Inc. 4.85%, 08/15/48 (Call 02/15/48)	145	152,838
4.88%, 10/01/47 (Call 04/01/47)	875	926,543
Conoco Funding Co., 7.25%, 10/15/31	375	508,880
ConocoPhillips 5.90%, 10/15/32	368	455,531
5.90%, 05/15/38	350	438,750
6.50%, 02/01/39	1,100	1,470,753

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	$140	$177,763
7.40%, 12/01/31	295	398,887
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)(b)	669	709,195
5.95%, 03/15/46 (Call 09/15/45)	175	230,017
ConocoPhillips Holding Co., 6.95%, 04/15/29	600	775,792
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	345	350,330
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	554	553,841
5.00%, 06/15/45 (Call 12/15/44)(b)	582	603,450
5.60%, 07/15/41 (Call 01/15/41)	835	924,157
Ecopetrol SA 5.88%, 05/28/45	1,175	1,210,309
7.38%, 09/18/43	490	592,964
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	400	382,188
Encana Corp. 6.50%, 08/15/34	555	667,982
6.50%, 02/01/38	440	521,332
6.63%, 08/15/37	80	95,151
7.20%, 11/01/31	100	123,408
8.13%, 09/15/30	50	64,731
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	365	370,417
5.10%, 01/15/36 (Call 07/15/35)	195	222,394
Equinor ASA 3.95%, 05/15/43	604	619,612
4.25%, 11/23/41(b)	375	396,833
4.80%, 11/08/43	348	399,132
5.10%, 08/17/40	287	335,351
Exxon Mobil Corp. 3.57%, 03/06/45 (Call 09/06/44)	367	360,526
4.11%, 03/01/46 (Call 09/01/45)(b)	1,105	1,176,268
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,439,400
Hess Corp. 5.60%, 02/15/41	872	912,195
5.80%, 04/01/47 (Call 10/01/46)	85	91,985
6.00%, 01/15/40	385	411,454
7.13%, 03/15/33	225	274,516
7.30%, 08/15/31	445	539,591
KazMunayGas National Co. JSC 5.38%, 04/24/30(a)	400	427,580
6.38%, 10/24/48(a)	600	662,355
Kerr-McGee Corp., 7.88%, 09/15/31	14	18,719
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)(b)	320	346,565
6.60%, 10/01/37	349	420,317
6.80%, 03/15/32	331	402,315
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)(a)(b)	200	192,421
4.75%, 09/15/44 (Call 03/15/44)	327	328,397
5.00%, 09/15/54 (Call 03/15/54)	325	323,114
5.85%, 12/15/45 (Call 06/15/45)	110	117,256
6.50%, 03/01/41 (Call 09/01/40)(b)	735	893,547
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	300	354,686
Nexen Inc. 5.88%, 03/10/35	250	297,304
6.40%, 05/15/37	950	1,205,241

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 07/30/39	$465	$666,668
7.88%, 03/15/32	160	222,073
Noble Energy Inc. 4.95%, 08/15/47 (Call 02/15/47)	85	87,195
5.05%, 11/15/44 (Call 05/15/44)	720	743,711
5.25%, 11/15/43 (Call 05/15/43)(b)	430	451,854
6.00%, 03/01/41 (Call 09/01/40)	685	773,043
Occidental Petroleum Corp. 4.10%, 02/15/47 (Call 08/15/46)	475	455,888
4.20%, 03/15/48 (Call 09/15/47)	645	628,987
4.40%, 04/15/46 (Call 10/15/45)	520	523,907
4.63%, 06/15/45 (Call 12/15/44)	520	532,043
Pertamina Persero PT 6.45%, 05/30/44(a)	1,600	1,836,712
6.50%, 11/07/48(a)	900	1,048,198
Petro-Canada 5.35%, 07/15/33	125	141,707
5.95%, 05/15/35	171	204,117
6.80%, 05/15/38	549	717,802
Petroleos del Peru SA 4.75%, 06/19/32(a)	600	609,750
5.63%, 06/19/47(a)	200	211,700
Petroleos Mexicanos 5.50%, 06/27/44	700	571,596
5.63%, 01/23/46	865	721,410
6.35%, 02/12/48	1,725	1,520,967
6.38%, 01/23/45	1,460	1,305,255
6.50%, 06/02/41	1,310	1,207,178
6.63%, 06/15/35	1,175	1,133,287
6.63%, 06/15/38	300	278,333
6.75%, 09/21/47(b)	2,550	2,351,100
Petronas Capital Ltd., 4.50%, 03/18/45(a)	900	977,773
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	820	879,134
4.88%, 11/15/44 (Call 05/15/44)	805	864,578
5.88%, 05/01/42	721	864,085
Saudi Arabian Oil Co. 4.25%, 04/16/39(a)	1,500	1,466,713
4.38%, 04/16/49(a)	1,500	1,457,340
Shell International Finance BV 3.63%, 08/21/42	103	99,917
3.75%, 09/12/46(b)	430	424,046
4.00%, 05/10/46	760	782,070
4.13%, 05/11/35	815	866,221
4.38%, 05/11/45	1,240	1,339,379
4.55%, 08/12/43	1,170	1,290,442
5.50%, 03/25/40	999	1,227,836
6.38%, 12/15/38	945	1,260,134
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	700	773,349
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47	600	610,115
Sinopec Group Overseas Development 2018 Ltd., 4.60%, 09/12/48(a)	700	750,473
Suncor Energy Inc. 4.00%, 11/15/47 (Call 05/15/47)	170	166,009
5.95%, 12/01/34	25	30,241
6.50%, 06/15/38	680	865,799
6.85%, 06/01/39	470	617,595
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48	200	225,679

Security	Par (000)	Value

Oil & Gas (continued)
Tosco Corp., 8.13%, 02/15/30	$61	$85,118
Valero Energy Corp. 4.90%, 03/15/45(b)	385	404,515
6.63%, 06/15/37	649	795,535
7.50%, 04/15/32	485	631,983

		77,496,662

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	425	446,111
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	875	814,170
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	200	199,101
4.75%, 08/01/43 (Call 02/01/43)(b)	560	573,335
4.85%, 11/15/35 (Call 05/15/35)	375	392,985
5.00%, 11/15/45 (Call 05/15/45)	1,085	1,161,608
6.70%, 09/15/38	96	120,022
7.45%, 09/15/39	740	986,369
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	960	810,009

		5,503,710

Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	503	550,117
WestRock MWV LLC 7.95%, 02/15/31	151	196,504
8.20%, 01/15/30(b)	195	257,667

		1,004,288

Pharmaceuticals — 6.0%
AbbVie Inc. 4.30%, 05/14/36 (Call 11/14/35)	550	525,820
4.40%, 11/06/42	800	741,157
4.45%, 05/14/46 (Call 11/14/45)	879	815,190
4.50%, 05/14/35 (Call 11/14/34)(b)	1,025	1,002,643
4.70%, 05/14/45 (Call 11/14/44)	1,440	1,379,327
4.88%, 11/14/48 (Call 05/14/48)(b)	820	809,675
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	100	96,085
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)(b)	1,060	1,043,242
4.75%, 03/15/45 (Call 09/15/44)	719	702,501
4.85%, 06/15/44 (Call 12/15/43)	565	555,521
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	200	176,327
4.30%, 12/15/47 (Call 06/15/47)	345	309,308
AstraZeneca PLC 4.00%, 09/18/42(b)	570	556,350
4.38%, 11/16/45	610	628,763
4.38%, 08/17/48 (Call 02/17/48)(b)	575	593,531
6.45%, 09/15/37(b)	1,360	1,726,837
Bayer U.S. Finance II LLC 4.20%, 07/15/34 (Call 01/15/34)(a)	350	323,364
4.38%, 12/15/28 (Call 09/15/28)(a)	1,500	1,505,072
4.40%, 07/15/44 (Call 01/15/44)(a)	525	467,776
4.65%, 11/15/43 (Call 05/15/43)(a)	74	67,533
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	400	342,306
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	475	459,499
Bristol-Myers Squibb Co. 3.25%, 08/01/42	194	163,957
4.50%, 03/01/44 (Call 09/01/43)(b)	665	676,731

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)(b)	$300	$265,215
4.50%, 11/15/44 (Call 05/15/44)	275	247,515
4.60%, 03/15/43	200	182,340
Cigna Corp. 4.80%, 08/15/38 (Call 02/15/38)(a)	990	998,306
4.90%, 12/15/48 (Call 06/15/48)(a)	1,395	1,407,906
CVS Health Corp. 4.78%, 03/25/38 (Call 09/25/37)	2,075	2,018,505
4.88%, 07/20/35 (Call 01/20/35)	725	724,209
5.05%, 03/25/48 (Call 09/25/47)	3,460	3,414,009
5.13%, 07/20/45 (Call 01/20/45)	1,535	1,525,942
5.30%, 12/05/43 (Call 06/05/43)	433	442,672
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	615	596,830
3.88%, 03/15/39 (Call 09/15/38)	190	193,559
3.95%, 05/15/47 (Call 11/15/46)	395	401,851
3.95%, 03/15/49 (Call 09/15/48)	700	712,300
4.15%, 03/15/59 (Call 09/15/58)	703	721,216
5.55%, 03/15/37(b)	171	205,287
Express Scripts Holding Co. 4.80%, 07/15/46 (Call 01/15/46)	920	912,889
6.13%, 11/15/41	190	220,913
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	235	243,948
5.38%, 04/15/34	200	239,188
6.38%, 05/15/38	1,275	1,679,476
Johnson & Johnson 3.40%, 01/15/38 (Call 07/15/37)	410	398,300
3.50%, 01/15/48 (Call 07/15/47)	335	324,373
3.55%, 03/01/36 (Call 09/01/35)	879	880,159
3.63%, 03/03/37 (Call 09/03/36)	405	407,914
3.70%, 03/01/46 (Call 09/01/45)(b)	500	499,818
3.75%, 03/03/47 (Call 09/03/46)	775	781,479
4.38%, 12/05/33 (Call 06/05/33)	630	703,235
4.50%, 09/01/40	210	231,256
4.50%, 12/05/43 (Call 06/05/43)(b)	200	224,055
4.85%, 05/15/41	386	449,403
4.95%, 05/15/33	361	425,442
5.85%, 07/15/38(b)	105	135,160
5.95%, 08/15/37	605	780,441
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	850	888,940
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	168	183,011
5.90%, 11/01/39	240	296,342
Merck & Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	410	396,255
3.70%, 02/10/45 (Call 08/10/44)	1,005	984,980
3.90%, 03/07/39 (Call 09/07/38)(b)	540	554,089
4.00%, 03/07/49 (Call 09/07/48)	275	281,377
4.15%, 05/18/43(b)	1,145	1,205,098
6.55%, 09/15/37	75	100,039
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	30,648
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	200	180,112
5.40%, 11/29/43 (Call 05/29/43)(b)	465	425,951
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	400	363,410
Novartis Capital Corp. 3.70%, 09/21/42	200	197,772
4.00%, 11/20/45 (Call 05/20/45)(b)	1,395	1,441,403

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/06/44	$640	$702,661
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	75	63,304
Pfizer Inc. 3.90%, 03/15/39 (Call 09/15/38)	300	305,743
4.00%, 12/15/36	580	598,408
4.00%, 03/15/49 (Call 09/15/48)	80	81,359
4.10%, 09/15/38 (Call 03/15/38)	340	353,704
4.13%, 12/15/46	850	880,387
4.20%, 09/15/48 (Call 03/15/48)	115	121,107
4.30%, 06/15/43	560	591,007
4.40%, 05/15/44	705	757,046
5.60%, 09/15/40	100	123,925
7.20%, 03/15/39	1,345	1,938,275
Wyeth LLC 5.95%, 04/01/37	810	1,021,150
6.00%, 02/15/36	426	537,223
6.50%, 02/01/34	409	537,865
Zoetis Inc. 3.95%, 09/12/47 (Call 03/12/47)	350	336,014
4.45%, 08/20/48 (Call 02/20/48)	330	341,896
4.70%, 02/01/43 (Call 08/01/42)	576	612,078

		56,696,205

Pipelines — 4.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)(b)	800	842,000
Buckeye Partners LP 5.60%, 10/15/44 (Call 04/15/44)	210	207,181
5.85%, 11/15/43 (Call 05/15/43)	140	142,139
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)	20	19,894
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	295	329,211
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	65,425
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	145	131,226
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	200	223,964
7.38%, 10/15/45 (Call 04/15/45)	95	132,423
Series B, 7.50%, 04/15/38	200	268,237
Enbridge Inc. 4.50%, 06/10/44 (Call 12/10/43)	605	612,228
5.50%, 12/01/46 (Call 06/01/46)(b)	390	465,845
Energy Transfer Operating LP 4.90%, 03/15/35 (Call 09/15/34)	200	191,735
5.15%, 02/01/43 (Call 08/01/42)	275	266,521
5.15%, 03/15/45 (Call 09/15/44)	441	428,937
5.30%, 04/15/47 (Call 10/15/46)	570	565,875
5.95%, 10/01/43 (Call 04/01/43)	155	164,759
6.05%, 06/01/41 (Call 12/01/40)	50	53,461
6.13%, 12/15/45 (Call 06/15/45)(b)	590	645,090
6.25%, 04/15/49 (Call 10/15/48)	675	757,818
6.50%, 02/01/42 (Call 08/01/41)(b)	360	406,157
6.63%, 10/15/36(b)	205	229,719
7.50%, 07/01/38	290	354,529
8.25%, 11/15/29 (Call 08/15/29)	165	206,263
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	615	667,661
Enterprise Products Operating LLC 4.25%, 02/15/48 (Call 08/15/47)	575	563,723
4.45%, 02/15/43 (Call 08/15/42)	550	551,402
4.80%, 02/01/49 (Call 08/01/48)	190	202,207
4.85%, 08/15/42 (Call 02/15/42)	383	405,970

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)(b)	$870	$920,504
4.90%, 05/15/46 (Call 11/15/45)	705	757,711
4.95%, 10/15/54 (Call 04/15/54)	200	208,394
5.10%, 02/15/45 (Call 08/15/44)	860	940,003
5.70%, 02/15/42	275	320,327
5.95%, 02/01/41	450	534,158
6.13%, 10/15/39	335	401,856
7.55%, 04/15/38	150	201,540
Series D, 6.88%, 03/01/33	305	388,110
Series H, 6.65%, 10/15/34	141	176,621
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	310	319,395
GNL Quintero SA, 4.63%, 07/31/29(a)	450	463,867
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	340	329,559
5.00%, 08/15/42 (Call 02/15/42)	400	400,906
5.00%, 03/01/43 (Call 09/01/42)	350	353,245
5.40%, 09/01/44 (Call 03/01/44)	275	286,908
5.50%, 03/01/44 (Call 09/01/43)	625	667,520
5.80%, 03/15/35	300	332,372
6.38%, 03/01/41	390	452,779
6.55%, 09/15/40	125	144,574
6.95%, 01/15/38	800	985,624
7.30%, 08/15/33	51	64,351
7.40%, 03/15/31	148	185,416
7.50%, 11/15/40	95	122,567
7.75%, 03/15/32	100	129,894
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	892	917,569
5.20%, 03/01/48 (Call 09/01/47)	290	306,294
5.30%, 12/01/34 (Call 06/01/34)	465	507,171
5.55%, 06/01/45 (Call 12/01/44)	655	713,420
7.75%, 01/15/32	437	576,087
Magellan Midstream Partners LP 4.20%, 03/15/45 (Call 09/15/44)	35	32,884
4.20%, 10/03/47 (Call 04/03/47)	210	202,451
4.25%, 09/15/46 (Call 03/15/46)(b)	200	195,754
4.85%, 02/01/49 (Call 08/01/48)(b)	385	410,551
5.15%, 10/15/43 (Call 04/15/43)	420	456,017
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	935	896,736
4.70%, 04/15/48 (Call 10/15/47)	598	576,621
4.90%, 04/15/58 (Call 10/15/57)	60	56,863
5.20%, 03/01/47 (Call 09/01/46)	509	524,190
5.50%, 02/15/49 (Call 08/15/48)	1,050	1,133,458
ONEOK Inc. 4.95%, 07/13/47 (Call 01/06/47)	250	249,532
5.20%, 07/15/48 (Call 01/15/48)(b)	754	782,205
6.00%, 06/15/35	35	38,505
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	225	252,117
6.20%, 09/15/43 (Call 03/15/43)	125	141,748
6.65%, 10/01/36	210	245,207
6.85%, 10/15/37	300	353,056
Phillips 66 Partners LP 4.68%, 02/15/45 (Call 08/15/44)(b)	75	73,353
4.90%, 10/01/46 (Call 04/01/46)	390	394,461
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	90	79,225
4.70%, 06/15/44 (Call 12/15/43)	250	235,501

Security	Par (000)	Value

Pipelines (continued)
4.90%, 02/15/45 (Call 08/15/44)(b)	$415	$399,569
5.15%, 06/01/42 (Call 12/01/41)	60	57,940
6.65%, 01/15/37	225	256,752
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	50	67,170
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	310	314,566
5.95%, 09/25/43 (Call 03/25/43)	165	194,893
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	250	233,700
5.30%, 04/01/44 (Call 10/01/43)	461	455,873
5.35%, 05/15/45 (Call 11/15/44)	380	376,456
5.40%, 10/01/47 (Call 04/01/47)	935	938,644
6.10%, 02/15/42	175	188,004
Texas Eastern Transmission LP, 7.00%, 07/15/32	265	330,486
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	755	784,310
4.75%, 05/15/38 (Call 11/15/37)(b)	100	104,196
4.88%, 05/15/48 (Call 11/15/47)	645	674,020
5.00%, 10/16/43 (Call 04/16/43)	551	577,099
5.10%, 03/15/49 (Call 09/15/48)	190	204,519
5.60%, 03/31/34	200	226,386
5.85%, 03/15/36	150	169,706
6.10%, 06/01/40	392	463,037
6.20%, 10/15/37	600	712,532
7.25%, 08/15/38	325	424,562
7.63%, 01/15/39	454	620,375
Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/42 (Call 02/01/42)	300	292,679
4.60%, 03/15/48 (Call 09/15/47)	510	515,366
5.40%, 08/15/41 (Call 02/15/41)	151	164,997
Western Midstream Operating LP 5.30%, 03/01/48 (Call 09/01/47)	250	254,715
5.45%, 04/01/44 (Call 10/01/43)	440	456,802
5.50%, 08/15/48 (Call 02/15/48)	210	220,123
Williams Companies Inc. (The) 4.85%, 03/01/48 (Call 09/01/47)	325	325,638
4.90%, 01/15/45 (Call 07/15/44)	225	224,660
5.10%, 09/15/45 (Call 03/15/45)	784	803,401
5.40%, 03/04/44 (Call 09/04/43)	420	447,035
5.80%, 11/15/43 (Call 05/15/43)	50	55,319
6.30%, 04/15/40(b)	750	871,482

		43,947,789

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	85	84,584
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	329,066
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	450	466,855

		880,505

Real Estate — 0.0%
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	100	102,958

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc. 4.70%, 07/01/30 (Call 04/01/30)	545	587,832
4.85%, 04/15/49 (Call 10/15/48)	130	138,249
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	195	193,317
4.15%, 07/01/47 (Call 01/01/47)	150	153,940

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 5.20%, 02/15/49 (Call 08/15/48)(b)	$135	$143,835
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	318	345,064
4.50%, 06/01/45 (Call 12/01/44)	340	366,949
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	101,467
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)	450	408,092
4.50%, 12/01/44 (Call 06/01/44)	197	205,731
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	190,822
Hospitality Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)	250	234,371
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	129	131,662
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	315	299,224
4.45%, 09/01/47 (Call 03/01/47)(b)	350	341,870
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	370	403,054
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	245	244,910
4.65%, 03/15/49 (Call 09/15/48)	280	291,368
Simon Property Group LP 4.25%, 10/01/44 (Call 04/01/44)	14	14,599
4.25%, 11/30/46 (Call 05/30/46)	135	140,503
4.75%, 03/15/42 (Call 09/15/41)(b)	385	427,297
6.75%, 02/01/40 (Call 11/01/39)	425	571,886
Trust F/1401, 6.95%, 01/30/44 (Call 07/30/43)(a)	200	214,579
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)(b)	177	171,448
4.88%, 04/15/49 (Call 10/15/48)(b)	290	302,553
5.70%, 09/30/43 (Call 03/30/43)	26	29,701
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)	250	265,092
6.50%, 03/15/41 (Call 09/15/40)	250	306,814
Weyerhaeuser Co., 7.38%, 03/15/32	890	1,193,537

		8,419,766

Retail — 2.9%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	150	144,103
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	120	115,344
Home Depot Inc. (The) 3.50%, 09/15/56 (Call 03/15/56)	445	405,801
3.90%, 06/15/47 (Call 12/15/46)(b)	235	236,978
4.20%, 04/01/43 (Call 10/01/42)(b)	345	359,770
4.25%, 04/01/46 (Call 10/01/45)	870	915,486
4.40%, 03/15/45 (Call 09/15/44)	580	622,637
4.50%, 12/06/48 (Call 06/06/48)	475	519,201
4.88%, 02/15/44 (Call 08/15/43)(b)	455	520,250
5.40%, 09/15/40 (Call 03/15/40)	121	145,613
5.88%, 12/16/36	1,585	2,002,022
5.95%, 04/01/41 (Call 10/01/40)	790	1,010,700
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	225	227,211
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)	590	526,482
4.05%, 05/03/47 (Call 11/03/46)	1,027	959,045
4.25%, 09/15/44 (Call 03/15/44)	220	212,708
4.38%, 09/15/45 (Call 03/15/45)	465	458,312
4.55%, 04/05/49 (Call 10/05/48)	110	111,767
4.65%, 04/15/42 (Call 10/15/41)	426	436,074

Security	Par (000)	Value

Retail (continued)
Macy’s Retail Holdings Inc. 4.30%, 02/15/43 (Call 08/15/42)	$165	$125,814
4.50%, 12/15/34 (Call 06/15/34)	32	27,888
5.13%, 01/15/42 (Call 07/15/41)	105	89,087
McDonald’s Corp. 3.63%, 05/01/43	86	77,896
3.70%, 02/15/42(b)	455	419,252
4.45%, 03/01/47 (Call 09/01/46)	255	259,247
4.45%, 09/01/48 (Call 03/01/48)	205	209,118
4.60%, 05/26/45 (Call 11/26/44)	535	556,993
4.70%, 12/09/35 (Call 06/09/35)	513	548,858
4.88%, 07/15/40	6	6,397
4.88%, 12/09/45 (Call 06/09/45)	800	863,249
5.70%, 02/01/39	255	298,601
6.30%, 10/15/37	558	689,721
6.30%, 03/01/38	339	421,721
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	320	290,286
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	150	135,120
4.30%, 06/15/45 (Call 12/15/44)(b)	215	209,329
4.50%, 11/15/48 (Call 05/15/48)	665	675,691
Target Corp. 3.63%, 04/15/46	740	702,650
3.90%, 11/15/47 (Call 05/15/47)	389	386,628
4.00%, 07/01/42	1,048	1,065,990
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	125	116,585
Walgreen Co., 4.40%, 09/15/42	250	221,507
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)(b)	590	573,324
4.65%, 06/01/46 (Call 12/01/45)	225	205,727
4.80%, 11/18/44 (Call 05/18/44)	915	858,113
Walmart Inc. 3.63%, 12/15/47 (Call 06/15/47)	680	665,554
3.95%, 06/28/38 (Call 12/28/37)	1,768	1,835,684
4.00%, 04/11/43 (Call 10/11/42)(b)	540	563,110
4.05%, 06/29/48 (Call 12/29/47)	1,390	1,462,205
4.30%, 04/22/44 (Call 10/22/43)	250	269,219
4.75%, 10/02/43 (Call 04/02/43)	285	321,875
5.00%, 10/25/40	100	117,010
5.25%, 09/01/35(b)	570	685,906
5.63%, 04/01/40	175	219,859
5.63%, 04/15/41	550	696,883
6.20%, 04/15/38	350	464,329
6.50%, 08/15/37(b)	100	136,629

		27,402,559

Semiconductors — 1.0%
Analog Devices Inc. 4.50%, 12/05/36 (Call 06/05/36)	255	256,143
5.30%, 12/15/45 (Call 06/15/45)	135	152,145
Applied Materials Inc. 4.35%, 04/01/47 (Call 10/01/46)(b)	550	574,335
5.10%, 10/01/35 (Call 04/01/35)(b)	335	383,963
5.85%, 06/15/41	360	443,117
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)(b)	1,095	1,069,274
4.00%, 12/15/32	670	724,101
4.10%, 05/19/46 (Call 11/19/45)	1,095	1,136,602
4.10%, 05/11/47 (Call 11/11/46)	645	663,674
4.80%, 10/01/41(b)	225	255,426
4.90%, 07/29/45 (Call 01/29/45)	120	138,501

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA-Tencor Corp. 5.00%, 03/15/49 (Call 09/15/48)	$130	$139,630
5.65%, 11/01/34 (Call 07/01/34)	225	245,919
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	375	404,655
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)(b)	961	971,699
4.65%, 05/20/35 (Call 11/20/34)(b)	734	794,579
4.80%, 05/20/45 (Call 11/20/44)	500	535,630
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	945	998,553

		9,887,946

Software — 2.7%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	220	213,440
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	650	643,713
Microsoft Corp. 3.45%, 08/08/36 (Call 02/08/36)	990	984,074
3.50%, 02/12/35 (Call 08/12/34)	625	628,719
3.50%, 11/15/42	350	341,108
3.70%, 08/08/46 (Call 02/08/46)	1,305	1,308,360
3.75%, 05/01/43 (Call 11/01/42)(b)	250	248,358
3.75%, 02/12/45 (Call 08/12/44)	840	847,937
3.95%, 08/08/56 (Call 02/08/56)	1,035	1,056,769
4.00%, 02/12/55 (Call 08/12/54)	810	839,439
4.10%, 02/06/37 (Call 08/06/36)	995	1,068,569
4.20%, 11/03/35 (Call 05/03/35)	895	973,898
4.45%, 11/03/45 (Call 05/03/45)	1,260	1,406,766
4.50%, 10/01/40	560	628,373
4.50%, 02/06/57 (Call 08/06/56)	1,225	1,377,056
4.75%, 11/03/55 (Call 05/03/55)	380	447,360
4.88%, 12/15/43 (Call 06/15/43)	365	427,745
5.20%, 06/01/39(b)	337	407,001
5.30%, 02/08/41	675	835,729
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	1,125	1,231,910
Oracle Corp. 3.25%, 05/15/30 (Call 02/15/30)	350	344,987
3.80%, 11/15/37 (Call 05/15/37)	905	897,619
3.85%, 07/15/36 (Call 01/15/36)	500	501,496
3.90%, 05/15/35 (Call 11/15/34)(b)	680	689,622
4.00%, 07/15/46 (Call 01/15/46)	1,480	1,469,812
4.00%, 11/15/47 (Call 05/15/47)	820	813,232
4.13%, 05/15/45 (Call 11/15/44)	740	748,039
4.30%, 07/08/34 (Call 01/08/34)	1,350	1,438,342
4.38%, 05/15/55 (Call 11/15/54)	559	582,292
4.50%, 07/08/44 (Call 01/08/44)	445	475,504
5.38%, 07/15/40	630	746,037
6.13%, 07/08/39	565	725,509
6.50%, 04/15/38	416	551,504

		25,900,319

Telecommunications — 7.5%
America Movil SAB de CV 4.38%, 07/16/42	443	454,219
4.38%, 04/22/49 (Call 10/22/48)	600	607,566
6.13%, 11/15/37	125	151,646
6.13%, 03/30/40	860	1,067,346
6.38%, 03/01/35	200	246,033
AT&T Inc. 4.30%, 02/15/30 (Call 11/15/29)	1,485	1,520,980
4.30%, 12/15/42 (Call 06/15/42)	885	835,234
4.35%, 06/15/45 (Call 12/15/44)	1,400	1,321,424

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 05/15/35 (Call 11/15/34)	$900	$903,640
4.50%, 03/09/48 (Call 09/09/47)	1,520	1,458,752
4.55%, 03/09/49 (Call 09/09/48)	1,165	1,122,217
4.75%, 05/15/46 (Call 11/15/45)(b)	1,620	1,608,479
4.80%, 06/15/44 (Call 12/15/43)	1,675	1,680,746
4.85%, 03/01/39 (Call 09/01/38)	670	685,242
4.90%, 08/15/37 (Call 02/14/37)	275	283,638
5.15%, 03/15/42	530	551,351
5.15%, 11/15/46 (Call 05/15/46)	850	891,148
5.15%, 02/15/50 (Call 08/14/49)	1,738	1,823,779
5.25%, 03/01/37 (Call 09/01/36)	1,270	1,360,201
5.30%, 08/15/58 (Call 02/14/58)	500	530,244
5.35%, 09/01/40	850	908,160
5.45%, 03/01/47 (Call 09/01/46)(b)	1,050	1,150,764
5.55%, 08/15/41	200	220,485
5.65%, 02/15/47 (Call 08/15/46)	585	657,606
5.70%, 03/01/57 (Call 09/01/56)	499	561,928
6.00%, 08/15/40 (Call 05/15/40)	540	620,623
6.15%, 09/15/34	50	55,848
6.30%, 01/15/38(b)	25	29,828
6.35%, 03/15/40	225	262,066
6.38%, 03/01/41	545	652,654
6.45%, 06/15/34	25	28,703
AT&T Mobility LLC, 7.13%, 12/15/31	25	30,039
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	960	984,480
British Telecommunications PLC, 9.63%, 12/15/30	1,387	2,004,215
Cisco Systems Inc. 5.50%, 01/15/40(b)	1,105	1,380,714
5.90%, 02/15/39	830	1,079,223
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)(b)	715	658,245
4.70%, 03/15/37 (Call 09/15/36)	165	169,384
4.75%, 03/15/42	100	102,648
5.35%, 11/15/48 (Call 05/15/48)	240	274,251
5.75%, 08/15/40	250	288,030
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(a)(b)	275	284,939
8.75%, 06/15/30	1,875	2,621,445
9.25%, 06/01/32	229	338,068
Juniper Networks Inc., 5.95%, 03/15/41	260	273,690
Koninklijke KPN NV, 8.38%, 10/01/30(b)	426	544,422
Motorola Solutions Inc., 5.50%, 09/01/44	290	279,172
Orange SA 5.38%, 01/13/42	200	230,571
5.50%, 02/06/44 (Call 08/06/43)	325	382,715
9.00%, 03/01/31	1,247	1,827,237
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	600	598,918
4.50%, 03/15/43 (Call 09/15/42)	285	293,256
5.00%, 03/15/44 (Call 09/15/43)	700	769,671
5.45%, 10/01/43 (Call 04/01/43)	56	64,352
7.50%, 08/15/38	200	271,997
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	565	513,368
Telefonica Emisiones SAU 4.67%, 03/06/38	465	458,417
4.90%, 03/06/48	565	558,425
5.21%, 03/08/47	890	918,332
5.52%, 03/01/49 (Call 09/01/48)	465	499,321
7.05%, 06/20/36	775	960,893
Telefonica Europe BV, 8.25%, 09/15/30	690	930,192

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(b)	$380	$399,824
Verizon Communications Inc. 3.85%, 11/01/42 (Call 05/01/42)	505	482,440
4.02%, 12/03/29 (Call 09/03/29)(a)	350	365,451
4.13%, 08/15/46	655	648,753
4.27%, 01/15/36	1,575	1,611,422
4.40%, 11/01/34 (Call 05/01/34)	1,280	1,355,663
4.50%, 08/10/33	1,790	1,919,417
4.52%, 09/15/48	1,785	1,861,558
4.67%, 03/15/55	2,050	2,161,599
4.75%, 11/01/41	435	467,634
4.81%, 03/15/39	965	1,048,011
4.86%, 08/21/46	1,930	2,099,263
5.01%, 04/15/49	1,755	1,976,433
5.01%, 08/21/54	2,300	2,570,061
5.25%, 03/16/37(b)	450	512,147
5.50%, 03/16/47	1,115	1,327,208
6.40%, 02/15/38	50	62,863
6.55%, 09/15/43	400	526,648
7.75%, 12/01/30	125	169,203
Vodafone Group PLC 4.38%, 02/19/43	815	758,514
5.00%, 05/30/38	615	623,118
5.25%, 05/30/48	1,590	1,626,490
6.15%, 02/27/37	510	579,425
6.25%, 11/30/32	200	234,595
7.88%, 02/15/30	505	649,499

		70,880,419

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)	300	295,555
6.35%, 03/15/40	210	236,988

		532,543

Transportation — 3.2%
Burlington Northern Santa Fe LLC 3.90%, 08/01/46 (Call 02/01/46)(b)	555	557,176
4.05%, 06/15/48 (Call 12/15/47)(b)	410	422,311
4.13%, 06/15/47 (Call 12/15/46)	174	180,667
4.15%, 04/01/45 (Call 10/01/44)	725	753,151
4.15%, 12/15/48 (Call 06/15/48)(b)	90	94,118
4.38%, 09/01/42 (Call 03/01/42)	385	411,006
4.40%, 03/15/42 (Call 09/15/41)	365	388,529
4.45%, 03/15/43 (Call 09/15/42)	276	298,823
4.55%, 09/01/44 (Call 03/01/44)	455	496,487
4.70%, 09/01/45 (Call 03/01/45)	355	398,836
4.90%, 04/01/44 (Call 10/01/43)	145	165,340
4.95%, 09/15/41 (Call 03/15/41)	199	227,574
5.05%, 03/01/41 (Call 09/01/40)	56	64,548
5.15%, 09/01/43 (Call 03/01/43)	165	193,906
5.40%, 06/01/41 (Call 12/01/40)	280	333,746
5.75%, 05/01/40 (Call 11/01/39)	565	697,421
6.15%, 05/01/37	295	378,027
6.20%, 08/15/36	200	252,419
7.95%, 08/15/30	83	115,967
Canadian National Railway Co. 3.20%, 08/02/46 (Call 02/02/46)	300	277,977
3.65%, 02/03/48 (Call 08/03/47)	335	330,760
4.45%, 01/20/49 (Call 07/20/48)	215	239,960
6.20%, 06/01/36	50	65,122

Security	Par (000)	Value

Transportation (continued)
6.25%, 08/01/34	$136	$179,192
6.38%, 11/15/37	175	234,905
Canadian Pacific Railway Co., 4.80%, 08/01/45 (Call 02/01/45)	275	303,537
Cie. de Chemin de Fer Canadien Pacifique 4.80%, 09/15/35 (Call 03/15/35)	197	212,198
5.95%, 05/15/37	16	19,375
6.13%, 09/15/15 (Call 03/15/15)	528	658,914
7.13%, 10/15/31	740	974,771
CSX Corp. 3.80%, 11/01/46 (Call 05/01/46)	358	341,710
3.95%, 05/01/50 (Call 11/01/49)	150	145,009
4.10%, 03/15/44 (Call 09/15/43)	375	371,044
4.25%, 11/01/66 (Call 05/01/66)	300	279,097
4.30%, 03/01/48 (Call 09/01/47)(b)	431	441,691
4.40%, 03/01/43 (Call 09/01/42)	325	333,216
4.50%, 03/15/49 (Call 09/15/48)	345	362,342
4.50%, 08/01/54 (Call 02/01/54)	100	103,216
4.65%, 03/01/68 (Call 09/01/67)	85	85,056
4.75%, 05/30/42 (Call 11/30/41)	300	324,799
5.50%, 04/15/41 (Call 10/15/40)	120	138,530
6.00%, 10/01/36	320	384,370
6.15%, 05/01/37	225	274,278
6.22%, 04/30/40	340	426,433
FedEx Corp. 3.88%, 08/01/42	150	133,050
3.90%, 02/01/35(b)	300	284,318
4.05%, 02/15/48 (Call 08/15/47)	600	535,289
4.10%, 04/15/43	152	138,868
4.10%, 02/01/45	375	345,160
4.40%, 01/15/47 (Call 07/15/46)	220	207,422
4.55%, 04/01/46 (Call 10/01/45)	575	556,436
4.75%, 11/15/45 (Call 05/15/45)	600	592,396
4.90%, 01/15/34	430	468,867
4.95%, 10/17/48 (Call 04/17/48)(b)	396	406,593
5.10%, 01/15/44	585	614,806
Kansas City Southern 4.30%, 05/15/43 (Call 11/15/42)	140	136,945
4.95%, 08/15/45 (Call 02/15/45)	245	263,572
Norfolk Southern Corp. 3.94%, 11/01/47 (Call 05/01/47)	385	374,072
3.95%, 10/01/42 (Call 04/01/42)	170	165,584
4.05%, 08/15/52 (Call 02/15/52)	795	774,910
4.10%, 05/15/49	135	134,010
4.15%, 02/28/48 (Call 08/28/47)	280	281,928
4.45%, 06/15/45 (Call 12/15/44)	275	287,861
4.65%, 01/15/46 (Call 07/15/45)	225	242,294
4.84%, 10/01/41	530	580,064
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	35,185
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(a)(b)	250	267,525
Union Pacific Corp. 3.35%, 08/15/46 (Call 02/15/46)	150	130,383
3.38%, 02/01/35 (Call 08/01/34)	385	363,848
3.60%, 09/15/37 (Call 03/15/37)	300	287,132
3.80%, 10/01/51 (Call 04/01/51)	1,035	971,374
3.88%, 02/01/55 (Call 08/01/54)	225	209,672
4.00%, 04/15/47 (Call 10/15/46)	150	147,558
4.05%, 11/15/45 (Call 05/15/45)	300	293,276
4.05%, 03/01/46 (Call 09/01/45)(b)	280	274,657
4.10%, 09/15/67 (Call 03/15/67)	35	32,420

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.15%, 01/15/45 (Call 07/15/44)	$120	$118,514
4.25%, 04/15/43 (Call 10/15/42)(b)	206	205,760
4.30%, 06/15/42 (Call 12/15/41)	150	151,771
4.30%, 03/01/49 (Call 09/01/48)(b)	398	409,812
4.38%, 09/10/38 (Call 03/10/38)	381	397,765
4.38%, 11/15/65 (Call 05/15/65)	496	484,098
4.50%, 09/10/48 (Call 03/10/48)	515	545,858
4.75%, 09/15/41 (Call 03/15/41)	193	204,833
4.80%, 09/10/58 (Call 03/10/58)	155	166,611
4.82%, 02/01/44 (Call 08/01/43)(b)	220	237,551
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	110	98,671
3.63%, 10/01/42	105	98,714
3.75%, 11/15/47 (Call 05/15/47)(b)	145	138,041
4.25%, 03/15/49 (Call 09/15/48)	625	642,592
4.88%, 11/15/40 (Call 05/15/40)	415	462,486
6.20%, 01/15/38	820	1,065,318

		29,903,424

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)(b)	150	156,747

Unknown BI — 0.0%
AEP Texas Inc., 4.15%, 05/01/49	200	200,636

Water — 0.2%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	630	591,659
4.00%, 12/01/46 (Call 06/01/46)	130	127,638
4.20%, 09/01/48 (Call 03/01/48)	35	35,526
4.30%, 12/01/42 (Call 06/01/42)	16	16,397
4.30%, 09/01/45 (Call 03/01/45)	350	359,262
6.59%, 10/15/37(b)	365	477,924
Veolia Environnement SA, 6.75%, 06/01/38	179	231,039

		1,839,445

Total Corporate Bonds & Notes — 97.2% (Cost: $911,022,211)		918,823,308

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(f)(g)(h)	80,135	$80,166,808
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	21,778	21,778,379

		101,945,187

Total Short-Term Investments — 10.8% (Cost: $101,929,065)		101,945,187

Total Investments in Securities — 108.0% (Cost: $1,012,951,276)		1,020,768,495

Other Assets, Less Liabilities — (8.0)%		(75,754,337)

Net Assets — 100.0%		$945,014,158

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$918,823,308	$—	$918,823,308
Money Market Funds	101,945,187	—	—	101,945,187

	$101,945,187	$918,823,308	$—	$1,020,768,495

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

April 30, 2019

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$918,823,309
Affiliated(c)	101,945,186
Cash	53,395
Receivables:
Investments sold	8,109,974
Securities lending income — Affiliated	15,391
Capital shares sold	490,526
Dividends	40,267
Interest	11,299,141

Total assets	1,040,777,189

LIABILITIES
Collateral on securities loaned, at value	80,143,017
Payables:
Investments purchased	15,579,629
Investment advisory fees	40,385

Total liabilities	95,763,031

NET ASSETS	$945,014,158

NET ASSETS CONSIST OF:
Paid-in capital	$953,926,265
Accumulated loss	(8,912,107)

NET ASSETS	$945,014,158

Shares outstanding	15,700,000

Net asset value	$60.19

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$77,199,167
(b) Investments, at cost — Unaffiliated	$911,022,211
(c) Investments, at cost — Affiliated	$101,929,065

F I N A N C I A L S T A T E M E N T S

Schedule of Investments February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
WPP Finance 2010, 5.63%, 11/15/43	$310	$288,845

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	350	356,367
Boeing Co. (The) 3.38%, 06/15/46 (Call 12/15/45)	135	121,873
3.50%, 03/01/39 (Call 09/01/38)	280	264,147
3.55%, 03/01/38 (Call 09/01/37)	180	172,150
3.65%, 03/01/47 (Call 09/01/46)	150	141,679
3.85%, 11/01/48 (Call 05/01/48)	75	73,361
5.88%, 02/15/40	150	187,051
6.63%, 02/15/38	66	86,808
6.88%, 03/15/39	252	341,345
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(b)	200	193,042
Harris Corp. 4.85%, 04/27/35 (Call 10/27/34)	175	180,589
5.05%, 04/27/45 (Call 10/27/44)	200	212,628
6.15%, 12/15/40	100	118,402
Lockheed Martin Corp. 3.60%, 03/01/35 (Call 09/01/34)	150	142,528
3.80%, 03/01/45 (Call 09/01/44)	540	505,413
4.07%, 12/15/42	140	136,830
4.09%, 09/15/52 (Call 03/15/52)	545	526,691
4.50%, 05/15/36 (Call 11/15/35)	370	388,616
4.70%, 05/15/46 (Call 11/15/45)	385	412,440
Series B, 6.15%, 09/01/36	150	183,279
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)	95	87,213
4.03%, 10/15/47 (Call 04/15/47)	750	701,889
4.75%, 06/01/43	200	209,527
5.05%, 11/15/40	200	216,162
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	336,140
Raytheon Co. 4.20%, 12/15/44 (Call 06/15/44)	100	103,428
4.70%, 12/15/41(b)	150	165,551
4.88%, 10/15/40	212	238,664
Rockwell Collins Inc. 4.35%, 04/15/47 (Call 10/15/46)	455	429,111
4.80%, 12/15/43 (Call 06/15/43)	150	150,817
United Technologies Corp. 3.75%, 11/01/46 (Call 05/01/46)	320	281,044
4.05%, 05/04/47 (Call 11/04/46)	200	183,902
4.15%, 05/15/45 (Call 11/16/44)	425	397,176
4.50%, 06/01/42	1,100	1,087,108
4.63%, 11/16/48 (Call 05/16/48)	600	604,442
5.40%, 05/01/35(b)	121	131,894
5.70%, 04/15/40	280	315,662
6.05%, 06/01/36	150	172,698
6.13%, 07/15/38	290	340,838
7.50%, 09/15/29	330	422,385

		11,320,890

Agriculture — 1.3%
Altria Group Inc. 3.88%, 09/16/46 (Call 03/16/46)(b)	460	347,554
4.25%, 08/09/42	470	379,016
4.50%, 05/02/43	285	235,888
5.38%, 01/31/44(b)	410	381,713
5.80%, 02/14/39 (Call 08/14/38)	150	149,341

Security	Par (000)	Value

Agriculture (continued)
5.95%, 02/14/49 (Call 08/14/48)	$500	$499,450
6.20%, 02/14/59 (Call 08/14/58)	500	500,746
Archer-Daniels-Midland Co. 4.02%, 04/16/43	399	390,155
4.50%, 03/15/49 (Call 09/15/48)(b)	250	263,484
4.54%, 03/26/42	378	395,200
BAT Capital Corp. 4.39%, 08/15/37 (Call 02/15/37)	725	600,851
4.54%, 08/15/47 (Call 02/15/47)	775	625,624
Philip Morris International Inc. 3.88%, 08/21/42	225	195,712
4.13%, 03/04/43	275	246,636
4.25%, 11/10/44(b)	275	251,938
4.38%, 11/15/41	100	92,617
4.50%, 03/20/42	130	122,552
4.88%, 11/15/43	215	212,261
6.38%, 05/16/38	525	616,831
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	250	246,502
5.85%, 08/15/45 (Call 02/12/45)(b)	770	733,570
6.15%, 09/15/43	150	147,743
7.25%, 06/15/37	103	112,570

		7,747,954

Apparel — 0.1%
NIKE Inc. 3.38%, 11/01/46 (Call 05/01/46)	200	181,312
3.63%, 05/01/43 (Call 11/01/42)	250	238,159
3.88%, 11/01/45 (Call 05/01/45)	245	241,895
VF Corp., 6.45%, 11/01/37	125	147,988

		809,354

Auto Manufacturers — 0.8%
Daimler Finance North America LLC, 8.50%, 01/18/31	530	722,825
Ford Holdings LLC, 9.30%, 03/01/30(b)	75	85,593
Ford Motor Co. 4.75%, 01/15/43	605	463,062
5.29%, 12/08/46 (Call 06/08/46)	435	351,039
7.40%, 11/01/46	169	169,402
7.45%, 07/16/31(b)	485	511,690
General Motors Co. 5.00%, 04/01/35	255	228,098
5.15%, 04/01/38 (Call 10/01/37)	325	291,875
5.20%, 04/01/45	445	387,718
5.40%, 04/01/48 (Call 10/01/47)	100	89,484
6.25%, 10/02/43	450	444,815
6.60%, 04/01/36 (Call 10/01/35)	425	439,395
6.75%, 04/01/46 (Call 10/01/45)	395	406,551

		4,591,547

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)(b)	100	86,101
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	185	167,087

		253,188

Banks — 7.7%
Bank of America Corp. 3.95%, 01/23/49 (Call 01/23/48)(b)(c)(d)	725	681,560
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	550	546,797
4.44%, 01/20/48 (Call 01/20/47)(b)(c)(d)	590	599,652
4.88%, 04/01/44	100	107,771
5.00%, 01/21/44	395	431,637
5.88%, 02/07/42	450	547,260

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.11%, 01/29/37	$700	$808,191
7.75%, 05/14/38	650	876,167
Series L, 4.75%, 04/21/45	58	59,088
Bank of America N.A., 6.00%, 10/15/36	400	479,012
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	550	535,143
Barclays PLC 4.95%, 01/10/47(b)	535	512,149
5.25%, 08/17/45	300	297,354
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)(e)	200	213,250
Citigroup Inc. 3.88%, 01/24/39 (Call 01/22/38)(c)(d)	295	278,962
4.28%, 04/24/48 (Call 10/24/47)(c)(d)	390	388,135
4.65%, 07/30/45	475	493,626
4.65%, 07/23/48 (Call 06/23/48)	340	354,652
4.75%, 05/18/46	325	318,899
5.30%, 05/06/44	355	376,076
5.88%, 02/22/33	75	83,845
5.88%, 01/30/42	400	474,228
6.00%, 10/31/33	50	56,694
6.13%, 08/25/36	282	320,802
6.63%, 06/15/32	500	593,004
6.68%, 09/13/43	440	542,888
8.13%, 07/15/39	680	986,812
Commonwealth Bank of Australia, 4.32%, 01/10/48(a)	550	501,395
Cooperatieve Rabobank UA 5.25%, 05/24/41(b)	620	714,292
5.25%, 08/04/45	361	389,325
5.75%, 12/01/43	425	487,322
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	711	731,084
Fifth Third Bancorp., 8.25%, 03/01/38	380	523,363
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	232,074
Goldman Sachs Group Inc. (The) 4.02%, 10/31/38 (Call 10/31/37)(c)(d)	575	530,972
4.41%, 04/23/39 (Call 04/23/38)(c)(d)	610	590,019
4.75%, 10/21/45 (Call 04/21/45)	600	607,435
4.80%, 07/08/44 (Call 01/08/44)	610	619,246
5.15%, 05/22/45	585	588,875
6.25%, 02/01/41	725	872,929
6.45%, 05/01/36	25	29,013
6.75%, 10/01/37	2,010	2,389,601
HSBC Bank USA N.A., 7.00%, 01/15/39	250	322,969
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	385	433,964
HSBC Holdings PLC 5.25%, 03/14/44	350	369,415
6.10%, 01/14/42	225	276,820
6.50%, 05/02/36	750	890,022
6.50%, 09/15/37	825	985,420
6.80%, 06/01/38	700	864,719
7.63%, 05/17/32	300	385,517
JPMorgan Chase & Co. 3.88%, 07/24/38 (Call 07/24/37)(c)(d)	910	862,842
3.90%, 01/23/49 (Call 01/23/48)(c)(d)	630	586,181
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	500	476,443
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	500	492,693
4.85%, 02/01/44	250	266,039
4.95%, 06/01/45	560	593,900
5.40%, 01/06/42	500	568,562
5.50%, 10/15/40	635	731,669

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$360	$420,922
5.63%, 08/16/43(b)	535	613,068
6.40%, 05/15/38	795	998,718
Lloyds Banking Group PLC 4.34%, 01/09/48	540	462,304
5.30%, 12/01/45(b)	200	199,121
Mitsubishi UFJ Financial Group Inc. 4.15%, 03/07/39	250	249,798
4.29%, 07/26/38	125	128,035
Morgan Stanley 4.30%, 01/27/45(b)	800	785,347
4.38%, 01/22/47	975	968,832
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	500	501,385
6.38%, 07/24/42	550	690,909
7.25%, 04/01/32	250	324,257
Regions Financial Corp., 7.38%, 12/10/37	235	303,187
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	200	197,267
Standard Chartered PLC 5.30%, 01/09/43(a)	200	202,689
5.70%, 03/26/44(a)(b)	700	749,181
UBS AG/London, 4.50%, 06/26/48(a)	200	216,079
Wachovia Corp. 5.50%, 08/01/35	560	618,601
6.55%, 10/15/35	50	59,479
Wells Fargo & Co. 3.90%, 05/01/45(b)	600	576,216
4.40%, 06/14/46	660	634,523
4.65%, 11/04/44	550	547,434
4.75%, 12/07/46	835	842,623
4.90%, 11/17/45	625	641,170
5.38%, 02/07/35	260	295,518
5.38%, 11/02/43	635	691,241
5.61%, 01/15/44	785	884,215
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	316,026
Wells Fargo Capital X, 5.95%, 12/01/86	200	215,500

		45,211,419

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (Call 08/01/35)(a)	2,000	1,930,626
4.90%, 02/01/46 (Call 08/01/45)(a)	2,935	2,816,040
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	265	223,265
4.63%, 02/01/44	350	320,589
4.70%, 02/01/36 (Call 08/01/35)	25	24,133
4.90%, 02/01/46 (Call 08/01/45)	95	90,646
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	300	248,050
4.38%, 04/15/38 (Call 10/15/37)	250	229,175
4.44%, 10/06/48 (Call 04/06/48)	550	495,607
4.60%, 04/15/48 (Call 10/15/47)	835	768,994
4.75%, 04/15/58 (Call 10/15/57)(b)	400	363,929
4.90%, 01/23/31 (Call 10/23/30)	250	261,927
4.95%, 01/15/42	500	488,014
5.55%, 01/23/49 (Call 07/23/48)	1,650	1,733,583
5.80%, 01/23/59 (Call 07/23/58)(b)	500	533,332
8.00%, 11/15/39	150	195,894
8.20%, 01/15/39	380	510,492
Bacardi Ltd., 5.30%, 05/15/48 (Call 11/15/47)(a)	425	384,179
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	128	134,737

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	$306	$333,309
Constellation Brands Inc. 4.10%, 02/15/48 (Call 08/15/47)	375	322,185
4.50%, 05/09/47 (Call 11/09/46)	50	45,680
5.25%, 11/15/48 (Call 05/15/48)(b)	40	40,508
Diageo Capital PLC 3.88%, 04/29/43 (Call 10/29/42)	100	97,183
5.88%, 09/30/36	365	440,192
Diageo Investment Corp. 4.25%, 05/11/42	300	304,633
7.45%, 04/15/35	11	14,949
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	200	195,235
Keurig Dr Pepper Inc. 4.42%, 12/15/46 (Call 06/15/46)	75	64,503
4.50%, 11/15/45 (Call 08/15/45)	350	309,185
4.99%, 05/25/38 (Call 11/25/37)(a)(b)	250	244,663
Molson Coors Brewing Co. 4.20%, 07/15/46 (Call 01/15/46)(b)	450	382,084
5.00%, 05/01/42	400	378,475
PepsiCo Inc. 3.45%, 10/06/46 (Call 04/06/46)(b)	590	539,569
3.60%, 08/13/42	250	234,933
4.00%, 03/05/42	182	180,610
4.00%, 05/02/47 (Call 11/02/46)(b)	370	367,677
4.25%, 10/22/44 (Call 04/22/44)	300	309,026
4.45%, 04/14/46 (Call 10/14/45)	350	373,982
4.60%, 07/17/45 (Call 01/17/45)(b)	250	272,000
Pernod Ricard SA, 5.50%, 01/15/42(a)	250	269,739

		17,473,532

Biotechnology — 1.5%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)	965	905,923
4.56%, 06/15/48 (Call 12/15/47)	375	354,652
4.66%, 06/15/51 (Call 12/15/50)(b)	1,160	1,110,926
4.95%, 10/01/41	170	172,995
5.15%, 11/15/41 (Call 05/15/41)	400	414,325
5.65%, 06/15/42 (Call 12/15/41)	40	43,545
5.75%, 03/15/40	115	126,770
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	125	129,116
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	540	564,641
Celgene Corp. 4.35%, 11/15/47 (Call 05/15/47)	400	358,116
4.55%, 02/20/48 (Call 08/20/47)	390	361,032
4.63%, 05/15/44 (Call 11/15/43)	460	429,395
5.00%, 08/15/45 (Call 02/15/45)	425	419,341
5.25%, 08/15/43	370	372,868
Gilead Sciences Inc. 4.00%, 09/01/36 (Call 03/01/36)	135	125,794
4.15%, 03/01/47 (Call 09/01/46)	425	388,536
4.50%, 02/01/45 (Call 08/01/44)	600	578,763
4.60%, 09/01/35 (Call 03/01/35)	475	474,063
4.75%, 03/01/46 (Call 09/01/45)	590	591,922
4.80%, 04/01/44 (Call 10/01/43)	630	631,939
5.65%, 12/01/41 (Call 06/01/41)	350	389,897

		8,944,559

Building Materials — 0.4%
CRH America Finance Inc., 4.50%, 04/04/48 (Call 10/04/47)(a)	400	348,526

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	$225	$203,132
4.63%, 07/02/44 (Call 01/02/44)	185	172,786
4.95%, 07/02/64 (Call 01/02/64)(f)	235	207,303
5.13%, 09/14/45 (Call 03/14/45)	270	268,621
6.00%, 01/15/36(b)	100	112,145
Lafarge SA, 7.13%, 07/15/36	165	188,241
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	250	208,025
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	100	85,974
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	335	260,445
7.00%, 12/01/36	173	187,645
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)	430	368,897
4.70%, 03/01/48 (Call 09/01/47)	25	22,253

		2,633,993

Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	110	110,284
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	233,500
Dow Chemical Co. (The) 4.25%, 10/01/34 (Call 04/01/34)	375	348,843
4.38%, 11/15/42 (Call 05/15/42)	540	485,949
4.63%, 10/01/44 (Call 04/01/44)	235	217,149
5.25%, 11/15/41 (Call 08/15/41)	375	377,952
5.55%, 11/30/48 (Call 05/30/48)(a)	40	42,087
7.38%, 11/01/29	210	258,975
9.40%, 05/15/39	180	263,303
DowDuPont Inc. 5.32%, 11/15/38 (Call 05/15/38)	475	502,638
5.42%, 11/15/48 (Call 05/15/48)	670	715,082
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	320	297,870
4.80%, 09/01/42 (Call 03/01/42)	208	197,114
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	200	183,011
5.00%, 09/26/48 (Call 03/26/48)(b)	110	109,122
Lubrizol Corp. (The), 6.50%, 10/01/34	120	157,607
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)(b)	370	347,382
5.25%, 07/15/43	240	234,851
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	390	335,550
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	150	135,348
Mexichem SAB de CV, 5.88%, 09/17/44(a)	200	193,430
Mosaic Co. (The) 5.45%, 11/15/33 (Call 05/15/33)	333	345,698
5.63%, 11/15/43 (Call 05/15/43)(b)	260	264,667
Nutrien Ltd. 4.13%, 03/15/35 (Call 09/15/34)	337	303,870
4.90%, 06/01/43 (Call 12/01/42)	275	264,401
5.25%, 01/15/45 (Call 07/15/44)	4	3,980
5.63%, 12/01/40	200	208,565
5.88%, 12/01/36	101	109,651
6.13%, 01/15/41 (Call 07/15/40)	225	249,151
OCP SA, 6.88%, 04/25/44(a)	200	218,000
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)(b)	300	276,840
Rohm & Haas Co., 7.85%, 07/15/29	100	125,345
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	150	123,808

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The) 4.00%, 12/15/42 (Call 06/15/42)	$200	$170,382
4.50%, 06/01/47 (Call 12/01/46)	494	462,242
4.55%, 08/01/45 (Call 02/01/45)	45	41,243
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	300	267,992
Westlake Chemical Corp. 4.38%, 11/15/47 (Call 05/15/47)	265	224,120
5.00%, 08/15/46 (Call 02/15/46)	200	186,169

		9,593,171

Commercial Services — 1.3%
California Institute of Technology 4.32%, 08/01/45	12	12,563
4.70%, 11/01/11	100	105,435
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	206,447
DP World Ltd. 5.63%, 09/25/48(a)	200	201,500
6.85%, 07/02/37(a)(b)	600	712,500
Ecolab Inc. 3.70%, 11/01/46 (Call 05/01/46)	50	44,877
3.95%, 12/01/47 (Call 06/01/47)	430	419,244
5.50%, 12/08/41	66	76,052
Equifax Inc., 7.00%, 07/01/37	115	125,904
ERAC USA Finance LLC, 7.00%, 10/15/37(a)(b)	900	1,105,314
George Washington University (The) 4.87%, 09/15/45	16	17,857
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	575	577,172
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	11	10,748
Massachusetts Institute of Technology 3.96%, 07/01/38	9	9,287
4.68%, 07/01/14	150	162,963
5.60%, 07/01/11(b)	375	485,774
Moody’s Corp., 5.25%, 07/15/44	250	270,137
Northwestern University, 4.64%, 12/01/44	355	395,876
President and Fellows of Harvard College 3.15%, 07/15/46 (Call 01/15/46)	375	334,408
3.30%, 07/15/56 (Call 01/15/56)	250	220,073
Princeton University, 5.70%, 03/01/39	300	377,377
S&P Global Inc. 4.50%, 05/15/48 (Call 11/15/47)	200	204,675
6.55%, 11/15/37	161	202,876
Trustees of Dartmouth College, 3.47%, 06/01/46	100	92,063
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	9	8,432
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	186,475
University of Southern California 3.03%, 10/01/39	325	296,183
5.25%, 10/01/11	150	175,380
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	113,646
Wesleyan University, 4.78%, 07/01/16	50	49,344
William Marsh Rice University 3.57%, 05/15/45	301	287,196
3.77%, 05/15/55	125	120,093

		7,607,871

Computers — 1.6%
Apple Inc. 3.45%, 02/09/45	575	518,834
3.75%, 09/12/47 (Call 03/12/47)	395	371,854
3.75%, 11/13/47 (Call 05/13/47)	250	236,421
3.85%, 05/04/43	850	822,746

Security	Par (000)	Value

Computers (continued)
3.85%, 08/04/46 (Call 02/04/46)	$550	$529,427
4.25%, 02/09/47 (Call 08/09/46)(b)	450	460,186
4.38%, 05/13/45	625	647,928
4.45%, 05/06/44	425	445,482
4.50%, 02/23/36 (Call 08/23/35)	275	295,928
4.65%, 02/23/46 (Call 08/23/45)	1,200	1,293,581
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)(a)	450	509,098
8.35%, 07/15/46 (Call 01/15/46)(a)	625	731,343
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	285	293,411
6.35%, 10/15/45 (Call 04/15/45)	475	480,991
HP Inc., 6.00%, 09/15/41(b)	370	377,382
International Business Machines Corp. 4.00%, 06/20/42	535	509,730
4.70%, 02/19/46(b)	200	210,414
5.60%, 11/30/39(b)	195	225,189
5.88%, 11/29/32	291	349,259
7.13%, 12/01/96(b)	75	92,534
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	165	146,385

		9,548,123

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	175	172,091
4.00%, 08/15/45	200	205,046
Estee Lauder Companies Inc. (The) 3.70%, 08/15/42	50	46,573
4.15%, 03/15/47 (Call 09/15/46)	125	125,399
4.38%, 06/15/45 (Call 12/15/44)	275	283,379
6.00%, 05/15/37	180	221,170
Procter & Gamble Co. (The), 3.50%, 10/25/47(b)	425	406,384
Unilever Capital Corp., 5.90%, 11/15/32	575	705,039

		2,165,081

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	250	223,976
4.20%, 05/15/47 (Call 11/15/46)	205	198,107
4.60%, 06/15/45 (Call 12/15/44)	170	175,117

		597,200

Diversified Financial Services — 1.8%
American Express Co., 4.05%, 12/03/42	370	364,039
Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/45(a)	400	370,128
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	305	278,621
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	135	129,743
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)(b)	180	183,313
5.30%, 09/15/43 (Call 03/15/43)	300	357,595
Credit Suisse USA Inc., 7.13%, 07/15/32	268	345,520
FMR LLC, 6.50%, 12/14/40(a)	500	619,426
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,565	3,219,125
Invesco Finance PLC, 5.38%, 11/30/43	141	145,389
Jefferies Group LLC 6.25%, 01/15/36	220	217,071
6.50%, 01/20/43	150	147,659
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	250	218,432
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	500	511,928

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 5.63%, 01/15/44	$210	$204,445
Mastercard Inc. 3.80%, 11/21/46 (Call 05/21/46)	150	148,107
3.95%, 02/26/48 (Call 08/26/47)	145	145,731
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)	50	51,607
4.30%, 03/15/49 (Call 09/15/48)	300	305,782
Series C, 8.00%, 03/01/32	271	371,594
Raymond James Financial Inc., 4.95%, 07/15/46	310	310,590
Visa Inc. 3.65%, 09/15/47 (Call 03/15/47)	290	275,541
4.15%, 12/14/35 (Call 06/14/35)	585	612,296
4.30%, 12/14/45 (Call 06/14/45)	875	918,146
Western Union Co. (The) 6.20%, 11/17/36	265	268,315
6.20%, 06/21/40	90	85,603

		10,805,746

Electric — 12.0%
Abu Dhabi National Energy Co. PJSC, 4.88%, 04/23/30(a)	800	831,000
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	200	187,757
4.00%, 12/01/46 (Call 06/01/46)	150	145,135
4.25%, 09/15/48 (Call 03/15/48)	150	151,816
Alabama Power Co. 3.75%, 03/01/45 (Call 09/01/44)	150	138,557
3.85%, 12/01/42	100	93,657
4.10%, 01/15/42	10	9,563
4.15%, 08/15/44 (Call 02/15/44)	302	297,114
4.30%, 01/02/46 (Call 07/02/45)	250	252,356
6.00%, 03/01/39	270	323,804
6.13%, 05/15/38	200	241,167
Series B, 3.70%, 12/01/47 (Call 06/01/47)	25	22,967
Ameren Illinois Co. 3.70%, 12/01/47 (Call 06/01/47)	225	212,282
4.15%, 03/15/46 (Call 09/15/45)	350	351,331
4.50%, 03/15/49 (Call 09/15/48)	50	53,455
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	11	10,820
4.45%, 06/01/45 (Call 12/01/44)	150	148,833
7.00%, 04/01/38	170	214,553
Series L, 5.80%, 10/01/35	25	27,948
Arizona Public Service Co. 3.75%, 05/15/46 (Call 11/15/45)	275	250,825
4.25%, 03/01/49 (Call 09/01/48)	100	99,023
4.35%, 11/15/45 (Call 05/15/45)	45	45,156
4.50%, 04/01/42 (Call 10/01/41)	326	331,850
5.05%, 09/01/41 (Call 03/01/41)	160	172,816
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	50	50,649
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	285	253,999
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	475	433,338
4.45%, 01/15/49 (Call 07/15/48)	575	578,529
4.50%, 02/01/45 (Call 08/01/44)	200	204,438
5.15%, 11/15/43 (Call 05/15/43)	120	132,579
5.95%, 05/15/37	350	417,499
6.13%, 04/01/36	900	1,093,616
Black Hills Corp. 4.20%, 09/15/46 (Call 03/15/46)	150	137,964
4.35%, 05/01/33 (Call 02/01/33)	250	249,609

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	$225	$207,247
3.95%, 03/01/48 (Call 09/01/47)	50	49,064
4.25%, 02/01/49 (Call 08/01/48)	200	205,841
4.50%, 04/01/44 (Call 10/01/43)	225	237,754
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	150	146,719
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (Call 08/15/30)(a)	100	101,727
5.95%, 12/15/36	100	112,633
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	100	99,464
4.88%, 03/01/44 (Call 09/01/43)	150	158,355
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)	197	189,257
Comision Federal de Electricidad, 6.13%, 06/16/45(a)	400	405,000
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	100	92,205
3.70%, 03/01/45 (Call 09/01/44)	200	186,330
3.80%, 10/01/42 (Call 04/01/42)	200	188,944
4.00%, 03/01/48 (Call 09/01/47)	450	440,895
4.00%, 03/01/49 (Call 09/01/48)	250	243,905
4.35%, 11/15/45 (Call 05/15/45)	150	154,112
4.60%, 08/15/43 (Call 02/15/43)	100	106,193
4.70%, 01/15/44 (Call 04/15/43)	235	252,787
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	225	210,408
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)(b)	100	99,759
4.30%, 04/15/44 (Call 10/15/43)	70	72,752
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	210	195,201
3.95%, 03/01/43 (Call 09/01/42)	200	189,126
4.45%, 03/15/44 (Call 09/15/43)	315	320,327
4.50%, 12/01/45 (Call 06/01/45)	207	210,965
4.50%, 05/15/58 (Call 11/15/57)	200	196,506
4.63%, 12/01/54 (Call 06/01/54)	125	125,216
5.70%, 06/15/40	300	348,427
Series 05-A, 5.30%, 03/01/35	100	109,608
Series 06-A, 5.85%, 03/15/36	225	263,503
Series 06-B, 6.20%, 06/15/36	200	242,492
Series 06-E, 5.70%, 12/01/36	75	85,291
Series 07-A, 6.30%, 08/15/37	100	122,360
Series 08-B, 6.75%, 04/01/38	200	255,444
Series 09-C, 5.50%, 12/01/39	200	226,470
Series 12-A, 4.20%, 03/15/42	8	7,826
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	210	195,480
Series C, 4.30%, 12/01/56 (Call 06/01/56)	205	194,114
Series E, 4.65%, 12/01/48 (Call 06/01/48)	50	52,421
Consumers Energy Co. 3.25%, 08/15/46 (Call 02/15/46)	200	175,779
3.95%, 05/15/43 (Call 11/15/42)	75	74,481
3.95%, 07/15/47 (Call 01/15/47)	200	197,611
4.35%, 04/15/49 (Call 10/15/48)(b)	120	127,082
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	245,267
Dominion Energy Inc. 4.70%,12/01/44 (Call 06/01/44)	75	75,991
7.00%, 06/15/38	230	286,764
Series B, 5.95%, 06/15/35	160	182,319
Series C, 4.05%, 09/15/42 (Call 03/15/42)	250	230,322

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 4.90%, 08/01/41 (Call 02/01/41)	$272	$277,954
Series E, 6.30%, 03/15/33	175	207,883
Series F, 5.25%, 08/01/33	305	332,235
DTE Electric Co. 3.70%, 03/15/45 (Call 09/15/44)	200	188,409
3.70%, 06/01/46 (Call 12/01/45)(b)	135	125,544
3.95%, 03/01/49 (Call 09/01/48)	435	424,807
4.30%, 07/01/44 (Call 01/01/44)	103	105,368
Series A, 4.00%, 04/01/43 (Call 10/01/42)	100	99,070
Series A, 4.05%, 05/15/48 (Call 11/15/47)	190	188,210
DTE Energy Co., 6.38%, 04/15/33	135	162,602
Duke Energy Carolinas LLC 3.70%, 12/01/47 (Call 06/01/47)	250	232,838
3.75%, 06/01/45 (Call 12/01/44)	165	155,366
3.88%, 03/15/46 (Call 09/15/45)	250	240,082
3.95%, 03/15/48 (Call 09/15/47)	285	278,004
4.00%, 09/30/42 (Call 03/30/42)	250	245,567
4.25%, 12/15/41 (Call 06/15/41)	300	305,346
5.30%, 02/15/40	260	300,813
6.00%, 01/15/38	57	69,595
6.05%, 04/15/38	300	371,241
6.10%, 06/01/37	100	122,090
6.45%, 10/15/32	101	126,187
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	320	286,687
4.80%, 12/15/45 (Call 06/15/45)	201	207,691
Duke Energy Florida LLC 3.40%, 10/01/46 (Call 04/01/46)(b)	230	203,530
3.85%, 11/15/42 (Call 05/15/42)	280	268,670
5.65%, 04/01/40	150	178,722
6.35%, 09/15/37	100	126,319
6.40%, 06/15/38	300	385,791
Duke Energy Indiana LLC 3.75%, 05/15/46 (Call 12/15/45)	145	135,856
6.12%, 10/15/35	250	296,788
6.35%, 08/15/38	46	58,906
6.45%, 04/01/39	150	188,756
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)(b)	125	123,269
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	35	38,558
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,237
Duke Energy Progress LLC 3.70%, 10/15/46 (Call 04/15/46)	250	234,310
4.10%, 05/15/42 (Call 11/15/41)	150	148,873
4.10%, 03/15/43 (Call 09/15/42)	186	184,580
4.15%, 12/01/44 (Call 06/01/44)	175	174,430
4.20%, 08/15/45 (Call 02/15/45)	250	251,632
4.38%, 03/30/44 (Call 09/30/43)	150	154,798
6.30%, 04/01/38	250	311,607
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)(b)	100	103,124
6.00%, 05/15/35(b)	150	168,995
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)	625	601,987
4.88%, 01/22/44(a)	900	863,221
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	1,200	1,180,452
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	520	509,143
Enel Finance International NV 4.75%, 05/25/47(a)(b)	735	652,601
4.88%, 06/14/29(a)	800	795,962
6.00%, 10/07/39(a)(b)	275	285,606

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC 3.05%, 06/01/31 (Call 03/01/31)	$215	$198,625
4.00%, 03/15/33 (Call 12/15/32)	500	507,826
4.20%, 09/01/48 (Call 03/01/48)	220	220,603
4.95%, 01/15/45 (Call 01/15/25)	100	103,644
Exelon Corp. 4.45%, 04/15/46 (Call 10/15/45)	350	340,765
4.95%, 06/15/35 (Call 12/15/34)	225	231,108
5.10%, 06/15/45 (Call 12/15/44)	209	221,681
5.63%, 06/15/35	285	315,401
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	270	268,106
5.75%, 10/01/41 (Call 04/01/41)	20	19,771
6.25%, 10/01/39	200	211,578
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	700	722,307
Series C, 7.38%, 11/15/31	460	593,179
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	305	290,390
3.80%, 12/15/42 (Call 06/15/42)	250	241,229
3.95%, 03/01/48 (Call 09/01/47)	105	104,273
3.99%, 03/01/49 (Call 09/01/48)	500	497,001
4.05%, 06/01/42 (Call 12/01/41)	200	200,930
4.05%, 10/01/44 (Call 04/01/44)	250	251,663
4.13%, 02/01/42 (Call 08/01/41)	260	265,350
4.13%, 06/01/48 (Call 12/01/47)	260	265,537
4.95%, 06/01/35	200	222,782
5.25%, 02/01/41 (Call 08/01/40)	200	232,675
5.65%, 02/01/37	96	114,928
5.69%, 03/01/40	124	152,233
5.95%, 02/01/38	350	434,952
Georgia Power Co. 4.30%, 03/15/42	290	272,877
4.30%, 03/15/43	271	248,249
Series 10-C, 4.75%, 09/01/40	263	259,118
Iberdrola International BV, 6.75%, 07/15/36	150	180,404
Indiana Michigan Power Co. 4.25%, 08/15/48 (Call 02/15/48)	175	173,556
6.05%, 03/15/37	105	121,968
Series K, 4.55%, 03/15/46 (Call 09/15/45)(b)	200	204,914
Series L, 3.75%, 07/01/47 (Call 01/01/47)	150	136,339
Interstate Power & Light Co. 3.70%, 09/15/46 (Call 03/15/46)	325	289,826
6.25%, 07/15/39	30	36,633
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	75	82,494
Kansas City Power & Light Co. 4.20%, 03/15/48 (Call 09/15/47)	260	253,490
5.30%, 10/01/41 (Call 04/01/41)	195	215,145
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)(b)	349	396,760
MidAmerican Energy Co. 3.65%, 08/01/48 (Call 02/01/48)	240	223,083
4.25%, 05/01/46 (Call 11/01/45)	111	113,144
4.40%, 10/15/44 (Call 04/15/44)	295	308,805
4.80%, 09/15/43 (Call 03/15/43)	175	190,221
5.75%, 11/01/35	46	53,991
6.75%, 12/30/31	11	14,161
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	476,250
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	350	321,764
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	25	29,099

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Grid USA, 5.80%, 04/01/35	$180	$199,379
Nevada Power Co., Series N, 6.65%, 04/01/36	300	378,386
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)(b)	900	823,271
Northern States Power Co./MN 3.40%, 08/15/42 (Call 02/15/42)(b)	375	342,945
3.60%, 05/15/46 (Call 11/15/45)	50	46,692
4.00%, 08/15/45 (Call 02/15/45)	90	88,344
4.13%, 05/15/44 (Call 11/15/43)	7	7,035
4.85%, 08/15/40 (Call 02/15/40)	25	27,202
5.35%, 11/01/39	5	5,839
6.25%, 06/01/36	106	132,911
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	171	168,268
NSTAR Electric Co. 4.40%, 03/01/44 (Call 09/01/43)	110	113,529
5.50%, 03/15/40	241	278,329
Oglethorpe Power Corp. 4.20%, 12/01/42	50	44,776
4.25%, 04/01/46 (Call 10/01/45)	50	45,283
4.55%, 06/01/44	500	466,052
5.25%, 09/01/50	25	26,148
5.38%, 11/01/40	175	187,962
5.95%, 11/01/39	25	28,170
Ohio Edison Co. 6.88%, 07/15/36	250	310,934
8.25%, 10/15/38	65	92,214
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	75	74,780
Oklahoma Gas & Electric Co. 3.85%, 08/15/47 (Call 02/15/47)(b)	250	231,229
4.15%, 04/01/47 (Call 10/01/46)	405	393,176
Oncor Electric Delivery Co. LLC 3.80%, 09/30/47 (Call 03/30/47)	100	96,213
4.55%, 12/01/41 (Call 06/01/41)	150	161,159
5.25%, 09/30/40	305	352,028
5.30%, 06/01/42 (Call 12/01/41)	200	232,764
7.25%, 01/15/33	150	200,668
PacifiCorp 4.10%, 02/01/42 (Call 08/01/41)	95	92,782
4.13%, 01/15/49 (Call 07/15/48)	150	148,025
4.15%, 02/15/50 (Call 08/15/49)	250	247,183
6.00%, 01/15/39	375	456,553
6.10%, 08/01/36	230	278,030
6.25%, 10/15/37	50	62,025
6.35%, 07/15/38	150	188,291
PECO Energy Co. 3.90%, 03/01/48 (Call 09/01/47)	250	241,610
4.15%, 10/01/44 (Call 04/01/44)	200	199,711
5.95%, 10/01/36	111	132,045
Pennsylvania Electric Co., 6.15%, 10/01/38	75	85,473
Perusahaan Listrik Negara PT, 6.15%, 05/21/48(a)	1,000	1,064,890
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	116	115,075
6.50%, 11/15/37	175	219,674
PPL Capital Funding Inc. 4.00%, 09/15/47 (Call 03/15/47)	350	313,749
4.70%, 06/01/43 (Call 12/01/42)	50	49,636
5.00%, 03/15/44 (Call 09/15/43)	300	311,287
PPL Electric Utilities Corp. 3.95%, 06/01/47 (Call 12/01/46)	200	196,040
4.13%, 06/15/44 (Call 12/15/43)	50	49,835

Security	Par (000)	Value

Electric (continued)
4.15%, 06/15/48 (Call 12/15/47)	$205	$207,391
6.25%, 05/15/39	161	202,206
Progress Energy Inc. 7.00%, 10/30/31	110	139,830
7.75%, 03/01/31	259	344,089
PSEG Power LLC, 8.63%, 04/15/31	235	307,451
Public Service Co. of Colorado 3.60%, 09/15/42 (Call 03/15/42)	225	209,019
3.80%, 06/15/47 (Call 12/15/46)	300	284,498
4.10%, 06/15/48 (Call 12/15/47)	250	251,657
4.30%, 03/15/44 (Call 09/15/43)	150	154,011
4.75%, 08/15/41 (Call 02/15/41)	5	5,248
6.50%, 08/01/38	100	129,155
Series 17, 6.25%, 09/01/37	60	75,888
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	50	61,921
Public Service Electric & Gas Co. 3.60%, 12/01/47 (Call 06/01/47)	220	203,615
3.65%, 09/01/42 (Call 03/01/42)	75	70,367
3.80%, 03/01/46 (Call 09/01/45)	225	214,026
3.95%, 05/01/42 (Call 11/01/41)	285	279,872
4.05%, 05/01/48 (Call 11/01/47)	155	155,751
4.15%, 11/01/45 (Call 05/01/45)	25	24,522
5.50%, 03/01/40	50	58,380
5.80%, 05/01/37	150	179,833
Puget Sound Energy Inc. 4.30%, 05/20/45 (Call 11/20/44)	111	113,602
4.43%, 11/15/41 (Call 05/15/41)	50	50,813
5.64%, 04/15/41 (Call 10/15/40)	235	278,666
5.76%, 10/01/39	200	237,534
5.80%, 03/15/40	56	67,748
6.27%, 03/15/37	5	6,205
San Diego Gas & Electric Co. 4.15%, 05/15/48 (Call 11/15/47)	100	95,268
4.50%, 08/15/40	100	98,638
6.00%, 06/01/39	163	185,152
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	200	179,758
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	600	622,500
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	650	571,222
4.00%, 02/01/48 (Call 08/01/47)	435	379,019
6.00%, 10/15/39	275	309,712
South Carolina Electric & Gas Co. 4.35%, 02/01/42 (Call 08/01/41)	175	180,170
4.60%, 06/15/43 (Call 12/15/42)	166	173,359
5.10%, 06/01/65 (Call 12/01/64)	115	125,217
5.30%, 05/15/33	5	5,498
5.45%, 02/01/41 (Call 08/01/40)	95	108,496
6.05%, 01/15/38	298	355,001
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	300	270,913
4.05%, 03/15/42 (Call 09/15/41)	95	87,885
4.50%, 09/01/40 (Call 03/01/40)	48	47,151
4.65%, 10/01/43 (Call 04/01/43)	200	199,095
5.50%, 03/15/40(b)	217	234,578
5.63%, 02/01/36	150	160,792
6.00%, 01/15/34	266	293,567
6.05%, 03/15/39	150	167,136
6.65%, 04/01/29	250	277,225
Series 04-G, 5.75%, 04/01/35	105	111,878
Series 05-E, 5.35%, 07/15/35	150	154,447

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 06-E, 5.55%, 01/15/37	$250	$267,075
Series 08-A, 5.95%, 02/01/38	185	205,543
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	305	272,055
Series C, 3.60%, 02/01/45 (Call 08/01/44)	255	217,630
Series C, 4.13%, 03/01/48 (Call 09/01/47)	100	92,173
Southern Co. (The) 4.25%, 07/01/36 (Call 01/01/36)	300	286,832
4.40%, 07/01/46 (Call 01/01/46)	350	335,859
Southern Power Co. 5.15%, 09/15/41	325	322,904
5.25%, 07/15/43	50	49,779
Series F, 4.95%, 12/15/46 (Call 06/15/46)	25	23,974
Southwestern Electric Power Co. 6.20%, 03/15/40	150	176,940
Series J, 3.90%, 04/01/45 (Call 10/01/44)	200	181,085
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	89,639
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	360	313,811
3.70%, 08/15/47 (Call 02/15/47)	250	230,507
4.50%, 08/15/41 (Call 02/15/41)	100	103,103
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	205	212,072
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)	500	476,802
Tampa Electric Co. 4.10%, 06/15/42 (Call 12/15/41)	75	71,295
4.20%, 05/15/45 (Call 11/15/44)	350	329,087
4.35%, 05/15/44 (Call 11/15/43)	150	146,088
4.45%, 06/15/49 (Call 12/15/48)	165	164,086
Toledo Edison Co. (The), 6.15%, 05/15/37	220	259,752
TransAlta Corp., 6.50%, 03/15/40	150	147,042
Union Electric Co. 3.90%, 09/15/42 (Call 03/15/42)	250	245,322
8.45%, 03/15/39	111	164,583
Virginia Electric & Power Co. 4.00%, 01/15/43 (Call 07/15/42)	116	110,114
4.45%, 02/15/44 (Call 08/15/43)	150	152,291
4.60%, 12/01/48 (Call 06/01/48)	100	104,347
8.88%, 11/15/38	300	457,519
Series A, 6.00%, 05/15/37	75	89,895
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	6,869
Series B, 6.00%, 01/15/36	250	296,618
Series C, 4.00%, 11/15/46 (Call 05/15/46)	60	57,374
Series D, 4.65%, 08/15/43 (Call 02/15/43)	71	74,323
Westar Energy Inc. 4.10%, 04/01/43 (Call 10/01/42)	5	4,908
4.13%, 03/01/42 (Call 09/01/41)(b)	300	297,052
4.25%, 12/01/45 (Call 06/01/45)	275	277,323
4.63%, 09/01/43 (Call 03/01/43)	105	109,748
Wisconsin Electric Power Co., 4.30%, 10/15/48 (Call 04/15/48)(b)	170	175,230
Wisconsin Power & Light Co., 6.38%, 08/15/37	235	294,605
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	205	222,114
Xcel Energy Inc., 6.50%, 07/01/36	200	245,837

		70,659,669

Electronics — 0.3%
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)	300	262,488
4.70%, 03/15/37 (Call 09/15/36)	60	59,064
4.75%, 03/15/42	100	98,109

Security	Par (000)	Value

Electronics (continued)
5.35%, 11/15/48 (Call 05/15/48)	$100	$106,623
5.75%, 08/15/40	200	215,997
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	225	212,869
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	300	291,249
Tyco Electronics Group SA, 7.13%, 10/01/37	200	256,142

		1,502,541

Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	708	608,880

Environmental Control — 0.1%
Republic Services Inc., 5.70%, 05/15/41 (Call 11/15/40)	30	34,904
Waste Management Inc. 3.90%, 03/01/35 (Call 09/01/34)	150	145,885
4.10%, 03/01/45 (Call 09/01/44)	410	401,574

		582,363

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	12,937
Campbell Soup Co. 3.80%, 08/02/42	76	57,644
4.80%, 03/15/48 (Call 09/15/47)	355	311,076
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	480	456,044
5.40%, 11/01/48 (Call 05/01/48)(b)	60	56,297
8.25%, 09/15/30	100	128,121
General Mills Inc. 4.15%, 02/15/43 (Call 08/15/42)	30	26,034
4.55%, 04/17/38 (Call 10/17/37)	295	276,497
4.70%, 04/17/48 (Call 10/17/47)	250	233,103
5.40%, 06/15/40	190	193,111
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(a)	200	184,325
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	200	179,259
Ingredion Inc., 6.63%, 04/15/37	50	60,036
JM Smucker Co. (The) 4.25%, 03/15/35(b)	325	295,639
4.38%, 03/15/45(b)	100	89,754
Kellogg Co. 4.50%, 04/01/46(b)	225	204,996
Series B, 7.45%, 04/01/31	180	227,449
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	117	125,629
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)(b)	1,115	924,731
4.63%, 01/30/29 (Call 10/30/28)	550	551,565
5.00%, 07/15/35 (Call 01/15/35)	400	378,991
5.00%, 06/04/42	500	453,495
5.20%, 07/15/45 (Call 01/15/45)	405	376,798
6.50%, 02/09/40	435	456,250
6.75%, 03/15/32	60	67,013
6.88%, 01/26/39	265	291,636
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	215	170,830
4.45%, 02/01/47 (Call 08/01/46)	300	264,473
5.00%, 04/15/42 (Call 10/15/41)	125	117,331
5.15%, 08/01/43 (Call 02/01/43)	185	177,057
5.40%, 07/15/40 (Call 01/15/40)	200	197,727
5.40%, 01/15/49 (Call 07/15/48)	100	98,553
6.90%, 04/15/38	250	287,165
7.50%, 04/01/31	150	182,872
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	100	90,391
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	275	263,330

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Nestle Holdings Inc. 3.90%, 09/24/38 (Call 03/24/38)(a)(b)	$285	$283,495
4.00%, 09/24/48 (Call 03/24/48)(a)	500	495,498
Sysco Corp. 4.45%, 03/15/48 (Call 09/15/47)	175	169,989
4.50%, 04/01/46 (Call 10/01/45)	241	235,400
4.85%, 10/01/45 (Call 04/01/45)	100	104,080
5.38%, 09/21/35	150	164,777
Tyson Foods Inc. 4.88%, 08/15/34 (Call 02/15/34)	400	400,507
5.10%, 09/28/48 (Call 03/28/48)	440	426,419
5.15%, 08/15/44 (Call 02/15/44)	335	324,825

		11,073,149

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	194,753
Domtar Corp., 6.75%, 02/15/44 (Call 08/15/43)(b)	175	173,120
Georgia-Pacific LLC 7.75%, 11/15/29	185	245,959
8.88%, 05/15/31	214	312,445
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	235	208,404
4.40%, 08/15/47 (Call 02/15/47)	335	299,720
4.80%, 06/15/44 (Call 12/15/43)	200	190,640
5.00%, 09/15/35 (Call 03/15/35)	110	110,775
5.15%, 05/15/46 (Call 11/15/45)	175	172,270
6.00%, 11/15/41 (Call 05/15/41)	185	198,429
7.30%, 11/15/39	320	389,123
8.70%, 06/15/38(b)	35	46,683
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	200	219,050

		2,761,371

Gas — 1.0%
Atmos Energy Corp. 4.13%, 10/15/44 (Call 04/15/44)	400	392,813
4.13%, 03/15/49 (Call 09/15/48)	150	147,882
4.15%, 01/15/43 (Call 07/15/42)	145	142,495
4.30%, 10/01/48 (Call 04/01/48)	125	127,654
5.50%, 06/15/41 (Call 12/15/40)	5	5,827
Brooklyn Union Gas Co. (The) 4.27%, 03/15/48 (Call 09/15/47)(a)	800	782,087
4.49%, 03/04/49 (Call 09/04/48)(a)	150	149,670
CenterPoint Energy Resources Corp. 4.10%, 09/01/47 (Call 03/01/47)	90	84,554
5.85%, 01/15/41 (Call 07/15/40)	235	270,386
Dominion Energy Gas Holdings LLC 4.60%, 12/15/44 (Call 06/15/44)	260	263,039
4.80%, 11/01/43 (Call 05/01/43)	115	119,957
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	300	394,711
NiSource Inc. 3.95%, 03/30/48 (Call 12/30/47)	145	131,074
4.38%, 05/15/47 (Call 11/15/46)	50	48,376
4.80%, 02/15/44 (Call 08/15/43)	175	176,748
5.25%, 02/15/43 (Call 08/15/42)	375	396,925
5.65%, 02/01/45 (Call 08/01/44)	411	457,457
5.95%, 06/15/41 (Call 12/15/40)	200	225,869
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)(b)	50	52,721
4.66%, 02/01/44 (Call 08/01/43)	275	292,194

Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc. 3.64%, 11/01/46 (Call 05/01/46)	$20	$17,552
4.65%, 08/01/43 (Call 02/01/43)	153	159,541
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	5	4,624
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	175	172,497
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)	250	222,861
4.40%, 06/01/43 (Call 12/01/42)	71	68,301
4.40%, 05/30/47 (Call 11/30/46)	90	86,829
5.88%, 03/15/41 (Call 09/15/40)	325	370,244
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	110	99,359

		5,864,247

Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	195	194,274
Stanley Black & Decker Inc. 4.85%, 11/15/48 (Call 05/15/48)	100	104,329
5.20%, 09/01/40	200	213,987

		512,590

Health Care – Products — 1.7%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	730	785,373
4.75%, 04/15/43 (Call 10/15/42)(b)	230	241,487
4.90%, 11/30/46 (Call 05/30/46)(b)	900	983,832
5.30%, 05/27/40	250	278,227
6.00%, 04/01/39	200	235,071
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	350	289,264
Becton Dickinson and Co. 4.67%, 06/06/47 (Call 12/06/46)	450	445,696
4.69%, 12/15/44 (Call 06/15/44)	535	523,790
5.00%, 11/12/40	165	163,071
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	95	94,298
4.70%, 03/01/49 (Call 09/01/48)	350	349,432
7.00%, 11/15/35	130	160,693
7.38%, 01/15/40	150	191,636
Covidien International Finance SA, 6.55%, 10/15/37	110	143,478
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)(b)	175	172,871
Koninklijke Philips NV, 5.00%, 03/15/42	300	322,246
Medtronic Inc. 4.38%, 03/15/35	850	895,839
4.50%, 03/15/42 (Call 09/15/41)	86	92,606
4.63%, 03/15/44 (Call 09/15/43)	150	165,051
4.63%, 03/15/45	1,380	1,511,771
5.55%, 03/15/40	200	241,225
6.50%, 03/15/39	100	130,452
Stryker Corp. 4.10%, 04/01/43 (Call 10/01/42)	405	382,016
4.38%, 05/15/44 (Call 12/15/43)	20	19,727
4.63%, 03/15/46 (Call 09/15/45)	180	184,747
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	275	260,497
5.30%, 02/01/44 (Call 08/01/43)	190	208,453
Zimmer Biomet Holdings Inc. 4.25%, 08/15/35 (Call 02/15/35)	200	177,797
4.45%, 08/15/45 (Call 07/15/45)	100	90,677
5.75%, 11/30/39	200	207,280

		9,948,603

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 2.7%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	$50	$51,024
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	250	206,489
4.13%, 11/15/42 (Call 05/15/42)	235	204,609
4.50%, 05/15/42 (Call 11/15/41)	175	160,997
4.75%, 03/15/44 (Call 09/15/43)	160	151,605
6.63%, 06/15/36	165	192,784
6.75%, 12/15/37	260	310,034
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	435	414,985
4.55%, 03/01/48 (Call 09/01/47)(b)	510	501,987
4.63%, 05/15/42	400	398,899
4.65%, 01/15/43	470	469,017
4.65%, 08/15/44 (Call 02/15/44)	300	299,130
5.10%, 01/15/44	75	79,420
Ascension Health 3.95%, 11/15/46	608	595,375
4.85%, 11/15/53	11	12,299
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	350	332,970
4.19%, 11/15/45 (Call 05/15/45)	166	163,566
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	535	454,053
CommonSpirit Health, 4.35%, 11/01/42	325	293,921
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	200	194,438
Dignity Health 4.50%, 11/01/42	100	93,377
5.27%, 11/01/64	100	99,880
Hackensack Meridian Health Inc., 4.21%, 07/01/48 (Call 01/01/48)	50	49,452
HCA Inc., 5.50%, 06/15/47 (Call 12/15/46)	500	519,440
Humana Inc. 4.63%, 12/01/42 (Call 06/01/42)	235	233,153
4.80%, 03/15/47 (Call 09/14/46)	215	219,116
4.95%, 10/01/44 (Call 04/01/44)	195	200,394
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	57,506
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	775	782,220
4.88%, 04/01/42	100	111,744
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	325	304,988
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	10,839
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	275	273,301
Series 2015, 4.20%, 07/01/55(b)	225	226,099
Montefiore Medical Center, Series 18-C, 5.25%, 11/01/48	115	115,247
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	150	140,161
New York and Presbyterian Hospital (The) 4.02%, 08/01/45	21	20,768
4.06%, 08/01/56	350	342,667
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	425	389,837
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	229,995
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	197	184,608
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	25	26,719
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	250	239,606

Security	Par (000)	Value

Health Care – Services (continued)
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	$35	$34,027
Texas Health Resources, 4.33%, 11/15/55	9	9,120
Toledo Hospital (The), 6.02%, 11/15/48	500	529,016
UnitedHealth Group Inc. 3.75%, 10/15/47 (Call 04/15/47)	200	187,853
3.95%, 10/15/42 (Call 04/15/42)	152	148,363
4.20%, 01/15/47 (Call 07/15/46)	250	250,782
4.25%, 03/15/43 (Call 09/15/42)	425	432,597
4.25%, 04/15/47 (Call 10/15/46)	275	278,117
4.25%, 06/15/48 (Call 12/15/47)	425	429,630
4.38%, 03/15/42 (Call 09/15/41)	250	257,843
4.63%, 07/15/35	250	271,736
4.63%, 11/15/41 (Call 05/15/41)	100	106,161
4.75%, 07/15/45	850	924,208
5.70%, 10/15/40 (Call 04/15/40)	100	119,904
5.80%, 03/15/36	250	301,422
5.95%, 02/15/41 (Call 08/15/40)	200	247,191
6.50%, 06/15/37	100	127,381
6.63%, 11/15/37	111	143,601
6.88%, 02/15/38	350	467,136

		15,624,807

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	315	260,722

Household Products & Wares — 0.2%
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	240	208,001
3.90%, 05/04/47 (Call 11/04/46)	310	305,879
5.30%, 03/01/41	31	36,057
6.63%, 08/01/37	295	388,896

		938,833

Housewares — 0.1%
Newell Brands Inc. 5.38%, 04/01/36 (Call 10/01/35)	289	256,280
5.50%, 04/01/46 (Call 10/01/45)	100	86,866

		343,146

Insurance — 5.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	135,000
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	285	270,992
4.75%, 01/15/49 (Call 07/15/48)	185	195,387
6.45%, 08/15/40	65	81,104
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	121,792
Allstate Corp. (The) 4.20%, 12/15/46 (Call 06/15/46)	80	79,608
4.50%, 06/15/43	345	358,898
5.35%, 06/01/33	118	135,262
5.55%, 05/09/35	376	430,820
5.95%, 04/01/36	50	59,767
6.50%, 05/15/67 (Call 05/15/37)(b)(c)(d)	85	90,950
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	330	297,765
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	490	435,559
4.38%, 01/15/55 (Call 07/15/54)	325	274,724
4.50%, 07/16/44 (Call 01/16/44)	415	380,080
4.70%, 07/10/35 (Call 01/10/35)	200	193,614
4.75%, 04/01/48 (Call 10/01/47)	385	363,537
4.80%, 07/10/45 (Call 01/10/45)	440	423,166

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.25%, 05/01/36	$300	$336,370
8.18%, 05/15/68 (Call 05/15/38)(c)(d)	50	58,000
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	225	222,587
4.75%, 05/15/45 (Call 11/15/44)	311	315,414
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	220	231,840
Arch Capital Group Ltd., 7.35%, 05/01/34	45	58,626
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	220	233,493
Assurant Inc., 6.75%, 02/15/34	170	188,311
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	550	514,114
AXA SA, 8.60%, 12/15/30	740	965,522
AXIS Specialty Finance PLC, 5.15%, 04/01/45	75	72,435
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	325	326,724
4.25%, 01/15/49 (Call 07/15/48)	250	253,223
4.30%, 05/15/43	168	171,623
4.40%, 05/15/42	385	399,160
5.75%, 01/15/40	300	362,652
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	295	312,074
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	550	435,204
Chubb Corp. (The), 6.00%, 05/11/37(b)	210	259,620
Chubb INA Holdings Inc. 4.15%, 03/13/43	250	254,675
4.35%, 11/03/45 (Call 05/03/45)(b)	600	628,231
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	200	195,370
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(c)(d)	60	57,615
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)(c)(d)	300	259,584
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/77(a)	200	200,808
4.88%, 06/19/64(a)	165	167,560
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	14	13,452
4.40%, 03/15/48 (Call 09/15/47)	100	97,014
5.95%, 10/15/36	200	228,884
6.10%, 10/01/41	225	263,301
6.63%, 03/30/40	135	163,962
Liberty Mutual Group Inc., 4.85%, 08/01/44(a)	650	638,376
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	70	89,890
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	300	282,746
6.15%, 04/07/36	195	227,869
6.30%, 10/09/37	41	48,894
7.00%, 06/15/40	125	160,316
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)	240	226,759
6.00%, 02/01/35	150	170,752
Manulife Financial Corp., 5.38%, 03/04/46	400	445,721
Markel Corp. 4.30%, 11/01/47 (Call 05/01/47)	100	88,233
5.00%, 04/05/46	150	148,221
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	200	190,473
4.35%, 01/30/47 (Call 07/30/46)	242	236,930
4.90%, 03/15/49 (Call 09/15/48)	565	592,370
5.88%, 08/01/33	25	29,350
Massachusetts Mutual Life Insurance Co. 4.50%, 04/15/65(a)	400	376,237
5.38%, 12/01/41(a)	25	27,606

Security	Par (000)	Value

Insurance (continued)
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	$30	$36,513
MetLife Inc. 4.05%, 03/01/45	450	424,623
4.13%, 08/13/42	425	409,588
4.60%, 05/13/46 (Call 12/13/45)	300	310,941
4.88%, 11/13/43	375	399,779
5.70%, 06/15/35	460	535,758
5.88%, 02/06/41	50	59,920
6.38%, 06/15/34(b)	100	123,956
6.40%, 12/15/66 (Call 12/15/31)	445	471,700
6.50%, 12/15/32	340	430,706
10.75%, 08/01/69 (Call 08/01/34)	66	98,340
Series N, 4.72%, 12/15/44	225	235,706
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	92,582
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	250	262,693
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(a)	350	533,783
New York Life Insurance Co., 5.88%, 05/15/33(a)(b)	650	785,645
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)(b)	900	1,110,934
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(c)(d)	600	534,898
Principal Financial Group Inc. 4.35%, 05/15/43	300	285,633
4.63%, 09/15/42	15	14,988
6.05%, 10/15/36	191	222,136
Progressive Corp. (The) 3.70%, 01/26/45	150	139,601
4.13%, 04/15/47 (Call 10/15/46)	100	99,957
4.20%, 03/15/48 (Call 09/15/47)	385	390,723
4.35%, 04/25/44	136	138,921
6.25%, 12/01/32	200	248,057
Prudential Financial Inc. 3.91%, 12/07/47 (Call 06/07/47)	225	207,603
3.94%, 12/07/49 (Call 06/07/49)	260	242,298
4.35%, 02/25/50 (Call 08/25/49)	250	247,209
4.42%, 03/27/48 (Call 09/27/47)	250	252,619
4.60%, 05/15/44	310	321,859
5.70%, 12/14/36	350	403,914
6.63%, 06/21/40	5	6,311
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	175	208,041
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,250	1,225,216
4.90%, 09/15/44(a)(b)	75	80,018
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	199,412
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	250	235,203
4.00%, 05/30/47 (Call 11/30/46)	185	180,168
4.05%, 03/07/48 (Call 09/07/47)	175	172,203
4.10%, 03/04/49 (Call 09/04/48)	60	59,578
4.30%, 08/25/45 (Call 02/25/45)	185	188,798
4.60%, 08/01/43	91	96,817
5.35%, 11/01/40	235	274,149
6.25%, 06/15/37(b)	145	183,031
6.75%, 06/20/36	200	261,983
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	315,845
Unum Group, 5.75%, 08/15/42	210	218,854
Voya Financial Inc. 4.80%, 06/15/46	100	99,070
5.70%, 07/15/43	235	258,695

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	$150	$156,070
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	35	34,571
WR Berkley Corp., 4.75%, 08/01/44	200	197,959
XLIT Ltd., 5.50%, 03/31/45	276	293,499

		31,575,290

Internet — 0.9%
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (Call 06/06/37)	300	282,031
4.20%, 12/06/47 (Call 06/06/47)	600	566,121
4.50%, 11/28/34 (Call 05/28/34)	435	441,932
Amazon.com Inc. 3.88%, 08/22/37 (Call 02/22/37)(b)	320	318,934
4.05%, 08/22/47 (Call 02/22/47)	1,150	1,151,986
4.25%, 08/22/57 (Call 02/22/57)	700	709,434
4.80%, 12/05/34 (Call 06/05/34)	860	958,917
4.95%, 12/05/44 (Call 06/05/44)	360	409,013
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	370	296,395

		5,134,763

Iron & Steel — 0.4%
ArcelorMittal 6.75%, 03/01/41	10	10,638
7.00%, 10/15/39	250	274,291
Nucor Corp. 5.20%, 08/01/43 (Call 02/01/43)	199	216,081
6.40%, 12/01/37	200	243,143
Vale Overseas Ltd. 6.88%, 11/21/36	550	596,996
6.88%, 11/10/39	435	476,869
8.25%, 01/17/34	420	510,300
Vale SA, 5.63%, 09/11/42	30	29,130

		2,357,448

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	150	136,579

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	357	368,305
Caterpillar Inc. 3.80%, 08/15/42(b)	550	528,126
4.30%, 05/15/44 (Call 11/15/43)	100	102,153
4.75%, 05/15/64 (Call 11/15/63)	225	236,254
5.20%, 05/27/41	335	381,592
5.30%, 09/15/35	11	12,248
6.05%, 08/15/36	111	136,071
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	175	193,392
Deere &Co. 3.90%, 06/09/42 (Call 12/09/41)(b)	245	244,099
5.38%, 10/16/29(b)	200	232,290
7.13%, 03/03/31	101	132,175
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	250	267,964
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	120	120,521
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	225	217,836

		3,173,026

Manufacturing —1.4%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	250	215,116
3.63%, 10/15/47 (Call 04/15/47)	265	247,644
3.88%, 06/15/44	150	148,279
4.00%, 09/14/48 (Call 03/14/48)	50	50,239

Security	Par (000)	Value

Manufacturing (continued)
5.70%, 03/15/37	$50	$60,193
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	40,722
Eaton Corp. 4.00%, 11/02/32	700	697,760
4.15%, 11/02/42	275	266,272
General Electric Co. 4.13%, 10/09/42	475	401,496
4.50%, 03/11/44	725	646,962
5.88%, 01/14/38	525	551,224
6.15%, 08/07/37	405	434,729
6.88%, 01/10/39(b)	515	596,202
Series A, 6.75%, 03/15/32	1,080	1,236,782
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)(b)	375	376,545
4.88%, 09/15/41 (Call 03/15/41)	200	224,693
Ingersoll-Rand Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	100	95,198
5.75%, 06/15/43	170	195,121
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	140	140,189
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	110	107,494
4.20%, 11/21/34 (Call 05/21/34)(b)	100	101,311
4.45%, 11/21/44 (Call 05/21/44)	200	204,151
Series A, 6.25%, 05/15/38	100	123,428
Siemens Financieringsmaatschappij NV 3.30%, 09/15/46(a)	150	131,649
4.20%, 03/16/47(a)(b)	1,000	1,010,540
4.40%, 05/27/45(a)	100	104,288

		8,408,227

Media — 5.6%
21st Century Fox America Inc. 4.75%, 09/15/44 (Call 03/15/44)	275	296,926
4.95%, 10/15/45 (Call 04/15/45)	200	222,609
5.40%, 10/01/43	75	87,686
6.15%, 03/01/37	475	586,395
6.15%, 02/15/41(b)	500	629,679
6.20%, 12/15/34	500	618,917
6.40%, 12/15/35	302	382,863
6.55%, 03/15/33	275	352,480
6.65%, 11/15/37	300	391,736
6.90%, 08/15/39	36	48,227
7.75%, 12/01/45	150	221,023
7.85%, 03/01/39	200	288,290
8.15%, 10/17/36	100	144,546
CBS Corp. 4.60%, 01/15/45 (Call 07/15/44)(b)	145	133,821
4.85%, 07/01/42 (Call 01/01/42)	265	252,456
4.90%, 08/15/44 (Call 02/15/44)	310	293,861
5.50%, 05/15/33	150	158,759
5.90%, 10/15/40 (Call 04/15/40)	165	175,210
7.88%, 07/30/30(b)	50	64,404
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/38 (Call 10/01/37)	150	144,608
5.38%, 05/01/47 (Call 11/01/46)	785	744,658
5.75%, 04/01/48 (Call 10/01/47)	730	729,844
6.38%, 10/23/35 (Call 04/23/35)	650	695,891
6.48%, 10/23/45 (Call 04/23/45)	1,065	1,145,376
6.83%, 10/23/55 (Call 04/23/55)	150	161,720

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. 3.20%, 07/15/36 (Call 01/15/36)	$375	$328,061
3.40%, 07/15/46 (Call 01/15/46)	550	462,938
3.90%, 03/01/38 (Call 09/01/37)	225	211,494
3.97%, 11/01/47 (Call 05/01/47)	625	579,010
4.00%, 08/15/47 (Call 02/15/47)	50	46,389
4.00%, 03/01/48 (Call 09/01/47)	50	46,741
4.00%, 11/01/49 (Call 05/01/49)	780	725,274
4.05%, 11/01/52 (Call 05/01/52)	150	138,734
4.20%, 08/15/34 (Call 02/15/34)	480	483,110
4.25%, 10/15/30 (Call 07/15/30)	320	331,262
4.25%, 01/15/33(b)	1,300	1,329,869
4.40%, 08/15/35 (Call 02/25/35)	455	456,124
4.50%, 01/15/43(b)	200	201,576
4.60%, 10/15/38 (Call 04/15/38)	810	835,893
4.60%, 08/15/45 (Call 02/15/45)	670	676,366
4.65%, 07/15/42	375	380,764
4.70%, 10/15/48 (Call 04/15/48)	1,190	1,238,090
4.75%, 03/01/44	340	352,914
4.95%, 10/15/58 (Call 04/15/58)	765	805,480
5.65%, 06/15/35	111	125,883
6.40%, 05/15/38	62	75,939
6.45%, 03/15/37	175	215,462
6.50%, 11/15/35	435	532,867
6.55%, 07/01/39	25	31,207
6.95%, 08/15/37	150	191,747
7.05%, 03/15/33	161	209,160
Cox Communications Inc. 4.60%, 08/15/47 (Call 02/15/47)(a)	75	68,104
8.38%, 03/01/39(a)	650	821,216
Discovery Communications LLC 4.88%, 04/01/43	265	238,858
4.95%, 05/15/42	250	224,817
5.00%, 09/20/37 (Call 03/20/37)	260	245,802
5.20%, 09/20/47 (Call 03/20/47)	410	385,852
6.35%, 06/01/40	300	320,333
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)(a)	665	701,130
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)	525	478,635
6.63%, 01/15/40	300	334,080
Historic TW Inc., 6.63%, 05/15/29	100	118,453
NBCUniversal Media LLC 4.45%, 01/15/43	325	322,132
5.95%, 04/01/41(b)	700	823,608
Thomson Reuters Corp. 5.50%, 08/15/35	150	153,028
5.65%, 11/23/43 (Call 05/23/43)	125	133,268
5.85%, 04/15/40(b)	250	270,205
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	300	251,969
5.50%, 09/01/41 (Call 03/01/41)	400	378,414
5.88%, 11/15/40 (Call 05/15/40)	500	493,588
6.55%, 05/01/37	450	477,140
6.75%, 06/15/39	465	499,087
7.30%, 07/01/38	550	615,499
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	151	191,260
Viacom Inc. 4.38%, 03/15/43	435	373,408
5.25%, 04/01/44 (Call 10/01/43)	250	241,584

Security	Par (000)	Value

Media (continued)
5.85%, 09/01/43 (Call 03/01/43)	$225	$234,703
6.88%, 04/30/36	350	395,411
Walt Disney Co. (The) 3.00%, 07/30/46	25	20,979
3.70%, 12/01/42	300	284,488
4.13%, 06/01/44(b)	285	288,886
4.38%, 08/16/41	275	285,184
7.00%, 03/01/32	200	269,981
Series E, 4.13%, 12/01/41	200	201,593
Warner Media LLC 4.65%, 06/01/44 (Call 12/01/43)	235	214,454
4.85%, 07/15/45 (Call 01/15/45)	175	165,046
4.90%, 06/15/42(b)	300	284,786
5.35%, 12/15/43	225	224,049
5.38%, 10/15/41	250	252,697
6.10%, 07/15/40	100	109,199
6.25%, 03/29/41(b)	200	220,648
7.70%, 05/01/32	225	294,147

		32,892,060

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)(b)	166	158,765
4.38%, 06/15/45 (Call 12/15/44)	86	89,218
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	60	55,245
5.25%, 10/01/54 (Call 04/01/54)	50	44,560

		347,788

Mining —1.6%
Barrick Gold Corp., 5.25%, 04/01/42	245	256,062
Barrick North America Finance LLC 5.70%, 05/30/41	275	301,183
5.75%, 05/01/43	300	332,357
7.50%, 09/15/38	35	43,575
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	340	381,814
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42(b)	440	445,187
5.00%, 09/30/43	470	536,740
Corp. Nacional del Cobre de Chile 4.25%, 07/17/42(a)	600	577,125
4.50%, 08/01/47 (Call 02/01/47)(a)	800	800,348
Glencore Finance Canada Ltd., 5.55%, 10/25/42(a)	200	192,900
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	251	261,758
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(a) .	200	217,101
Newmont Mining Corp. 4.88%, 03/15/42 (Call 09/15/41)	150	149,680
5.88%, 04/01/35	125	138,875
6.25%, 10/01/39	450	516,671
Rio Tinto Alcan Inc. 5.75%, 06/01/35	111	128,451
6.13%, 12/15/33	161	197,080
7.25%, 03/15/31	275	355,064
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	385	441,956
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	263	264,408
4.75%, 03/22/42 (Call 09/22/41)	230	251,251
Southern Copper Corp. 5.25%, 11/08/42	360	357,840
5.88%, 04/23/45	375	402,701

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.75%, 04/16/40	$450	$521,437
7.50%, 07/27/35	335	410,878
Teck Resources Ltd. 6.00%, 08/15/40 (Call 02/15/40)	250	255,575
6.25%, 07/15/41 (Call 01/15/41)	500	521,750
Vale Canada Ltd., 7.20%, 09/15/32	100	104,500

		9,364,267

Oil & Gas — 7.8%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	340	413,638
Anadarko Petroleum Corp. 4.50%, 07/15/44 (Call 01/15/44)	355	321,131
6.20%, 03/15/40	285	312,854
6.45%, 09/15/36	345	388,234
6.60%, 03/15/46 (Call 09/15/45)	485	575,487
Apache Corp. 4.25%, 01/15/44 (Call 07/15/43)	390	333,736
4.75%, 04/15/43 (Call 10/15/42)	360	327,282
5.10%, 09/01/40 (Call 03/01/40)	365	348,296
5.25%, 02/01/42 (Call 08/01/41)	135	130,449
6.00%, 01/15/37	322	333,796
7.75%, 12/15/29	165	195,056
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(b)	250	254,488
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	425	442,463
5.85%, 02/01/35	150	163,930
6.25%, 03/15/38	190	217,946
6.45%, 06/30/33	200	232,036
6.50%, 02/15/37	50	57,604
6.75%, 02/01/39	25	29,930
7.20%, 01/15/32	200	243,443
Cenovus Energy Inc. 4.45%, 09/15/42 (Call 03/15/42)	75	62,569
5.25%, 06/15/37 (Call 12/15/36)	325	302,549
5.40%, 06/15/47 (Call 12/15/46)	510	478,707
6.75%, 11/15/39	425	448,795
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	400	390,010
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	433,022
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)(b)	535	537,205
Conoco Funding Co., 7.25%, 10/15/31	250	328,674
ConocoPhillips 5.90%, 10/15/32	263	316,053
5.90%, 05/15/38	210	254,861
6.50%, 02/01/39	725	948,119
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/36	100	120,565
7.20%, 08/15/31	300	392,610
7.40%, 12/01/31	295	393,191
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	200	205,419
5.95%, 03/15/46 (Call 09/15/45)	175	221,858
ConocoPhillips Holding Co., 6.95%, 04/15/29	600	762,172
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	278	271,020
5.00%, 06/15/45 (Call 12/15/44)	250	254,794
5.60%, 07/15/41 (Call 01/15/41)	435	470,703
Ecopetrol SA 5.88%, 05/28/45	450	453,735
7.38%, 09/18/43	375	438,750
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)	400	366,600

Security	Par (000)	Value

Oil & Gas (continued)
Encana Corp. 6.50%, 08/15/34	$250	$285,569
6.50%, 02/01/38	350	388,750
6.63%, 08/15/37	80	91,014
7.20%, 11/01/31	100	116,516
8.13%, 09/15/30	50	61,470
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	300	292,965
5.10%, 01/15/36 (Call 07/15/35)	125	134,820
Equinor ASA 3.95%, 05/15/43	225	221,849
4.25%, 11/23/41	275	281,084
4.80%, 11/08/43	275	304,273
5.10%, 08/17/40	150	170,426
Exxon Mobil Corp. 3.57%, 03/06/45 (Call 09/06/44)	250	239,108
4.11%, 03/01/46 (Call 09/01/45)(b)	925	962,975
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(a)	800	918,000
Hess Corp. 5.60%, 02/15/41	475	461,219
5.80%, 04/01/47 (Call 10/01/46)	50	49,849
6.00%, 01/15/40	250	250,993
7.13%, 03/15/33	225	253,526
7.30%, 08/15/31	420	478,820
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)	600	648,600
Kerr-McGee Corp., 7.88%, 09/15/31	14	17,318
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	250	257,192
6.60%, 10/01/37	150	173,035
6.80%, 03/15/32	166	189,695
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)(a)	200	183,165
4.75%, 09/15/44 (Call 03/15/44)	265	253,969
5.00%, 09/15/54 (Call 03/15/54)	240	222,038
5.85%, 12/15/45 (Call 06/15/45)	50	51,254
6.50%, 03/01/41 (Call 09/01/40)	285	329,085
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	300	317,921
Nexen Inc. 5.88%, 03/10/35	250	290,819
6.40%, 05/15/37	250	309,484
7.50%, 07/30/39	385	538,016
7.88%, 03/15/32	160	217,606
Noble Energy Inc. 4.95%, 08/15/47 (Call 02/15/47)(b)	50	46,783
5.05%, 11/15/44 (Call 05/15/44)	285	267,050
5.25%, 11/15/43 (Call 05/15/43)	300	281,950
6.00%, 03/01/41 (Call 09/01/40)	400	415,277
Occidental Petroleum Corp. 4.10%, 02/15/47 (Call 08/15/46)(b)	400	391,482
4.20%, 03/15/48 (Call 09/15/47)	175	175,346
4.40%, 04/15/46 (Call 10/15/45)	275	281,539
4.63%, 06/15/45 (Call 12/15/44)	350	367,846
Pertamina Persero PT 6.45%, 05/30/44(a)	1,400	1,552,250
6.50%, 11/07/48(a)	200	221,959
Petro-Canada 5.35%, 07/15/33	125	133,238
5.95%, 05/15/35	111	124,842
6.80%, 05/15/38	510	628,143

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petroleos del Peru SA 4.75%, 06/19/32(a)	$600	$591,000
5.63%, 06/19/47(a)	200	203,250
Petroleos Mexicanos 5.50%, 06/27/44	700	549,290
5.63%, 01/23/46	865	676,862
6.35%, 02/12/48	50	41,420
6.38%, 01/23/45	1,150	967,150
6.50%, 06/02/41	1,050	910,875
6.63%, 06/15/35	900	814,500
6.63%, 06/15/38	200	176,700
6.75%, 09/21/47	1,880	1,629,960
Petronas Capital Ltd., 4.50%, 03/18/45(a)	400	420,525
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	410	424,083
4.88%, 11/15/44 (Call 05/15/44)	550	572,947
5.88%, 05/01/42(b)	440	510,175
Shell International Finance BV 3.75%, 09/12/46(b)	200	190,812
4.00%, 05/10/46	725	724,206
4.13%, 05/11/35(b)	525	541,879
4.38%, 05/11/45	975	1,025,476
4.55%, 08/12/43	575	615,403
5.50%, 03/25/40	300	358,690
6.38%, 12/15/38	875	1,143,388
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	700	744,579
Sinopec Group Overseas Development 2018 Ltd., 4.60%, 09/12/48(a)	500	521,105
Suncor Energy Inc. 5.95%, 12/01/34	25	28,436
6.50%, 06/15/38	415	500,664
6.85%, 06/01/39(b)	455	570,766
Tosco Corp., 8.13%, 02/15/30	61	82,491
Valero Energy Corp. 4.90%, 03/15/45	275	279,967
6.63%, 06/15/37	520	615,544
7.50%, 04/15/32	395	491,280

		45,947,331

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40(b)	400	405,615
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	400	352,929
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	200	191,959
4.75%, 08/01/43 (Call 02/01/43)(b)	350	350,504
4.85%, 11/15/35 (Call 05/15/35)	200	202,596
5.00%, 11/15/45 (Call 05/15/45)	660	678,582
6.70%, 09/15/38	21	25,571
7.45%, 09/15/39	360	472,205
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	425	346,826

		3,026,787

Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	128	138,689
WestRock MWV LLC 7.95%, 02/15/31	101	127,945
8.20%, 01/15/30	175	225,162
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	50	52,519

		544,315

Security	Par (000)	Value

Pharmaceuticals — 5.7%
AbbVie Inc. 4.30%, 05/14/36 (Call 11/14/35)	$315	$287,310
4.40%, 11/06/42	725	643,753
4.45%, 05/14/46 (Call 11/14/45)	575	505,037
4.50%, 05/14/35 (Call 11/14/34)	750	701,255
4.70%, 05/14/45 (Call 11/14/44)	1,100	1,007,653
4.88%, 11/14/48 (Call 05/14/48)(b)	355	333,444
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	60	54,131
Allergan Funding SCS 4.55%, 03/15/35 (Call 09/15/34)	550	512,990
4.75%, 03/15/45 (Call 09/15/44)(b)	400	369,196
4.85%, 06/15/44 (Call 12/15/43)(b)	385	355,893
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	200	173,842
4.30%, 12/15/47 (Call 06/15/47)(b)	240	209,310
AstraZeneca PLC 4.00%, 09/18/42	395	362,134
4.38%, 11/16/45	405	391,627
4.38%, 08/17/48 (Call 02/17/48)(b)	295	285,333
6.45%, 09/15/37	705	859,365
Bayer U.S. Finance II LLC 4.20%, 07/15/34 (Call 01/15/34)(a)	350	312,092
4.38%, 12/15/28 (Call 09/15/28)(a)	1,500	1,460,710
4.40%, 07/15/44 (Call 01/15/44)(a)	275	232,201
4.65%, 11/15/43 (Call 05/15/43)(a)	74	64,405
4.70%, 07/15/64 (Call 01/15/64)(a)	200	157,580
4.88%, 06/25/48 (Call 12/25/47)(a)	275	250,490
Bristol-Myers Squibb Co. 3.25%, 08/01/42(b)	49	39,857
4.50%, 03/01/44 (Call 09/01/43)	290	288,318
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)	250	215,800
4.50%, 11/15/44 (Call 05/15/44)	195	167,342
4.60%, 03/15/43	200	175,644
Cigna Corp. 4.80%, 08/15/38 (Call 02/15/38)(a)	600	596,175
4.90%, 12/15/48 (Call 06/15/48)(a)	735	727,049
CVS Health Corp. 4.78%, 03/25/38 (Call 09/25/37)	1,460	1,416,829
4.88%, 07/20/35 (Call 01/20/35)	300	295,826
5.05%, 03/25/48 (Call 09/25/47)	2,495	2,467,077
5.13%, 07/20/45 (Call 01/20/45)	1,010	997,810
5.30%, 12/05/43 (Call 06/05/43)	273	276,076
Eli Lilly & Co. 3.70%, 03/01/45 (Call 09/01/44)	165	156,782
3.95%, 05/15/47 (Call 11/15/46)(b)	230	226,427
3.95%, 03/15/49 (Call 09/15/48)	225	220,311
4.15%, 03/15/59 (Call 09/15/58)	500	487,617
5.55%, 03/15/37(b)	166	195,985
Express Scripts Holding Co. 4.80%, 07/15/46 (Call 01/15/46)	625	614,362
6.13%, 11/15/41	165	185,646
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43(b)	185	187,796
5.38%, 04/15/34	200	230,580
6.38%, 05/15/38	850	1,074,929
Johnson & Johnson 3.40%, 01/15/38 (Call 07/15/37)	100	95,226
3.50%, 01/15/48 (Call 07/15/47)	300	280,872
3.55%, 03/01/36 (Call 09/01/35)	375	364,427

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 03/03/37 (Call 09/03/36)	$405	$395,056
3.70%, 03/01/46 (Call 09/01/45)(b)	500	485,805
3.75%, 03/03/47 (Call 09/03/46)	375	367,445
4.38%, 12/05/33 (Call 06/05/33)	350	375,413
4.50%, 09/01/40	100	108,344
4.50%, 12/05/43 (Call 06/05/43)(b)	200	216,928
4.85%, 05/15/41	186	210,047
4.95%, 05/15/33	311	355,060
5.85%, 07/15/38	100	125,781
5.95%, 08/15/37	400	504,054
McKesson Corp., 4.75%, 05/30/29 (Call 02/28/29)	50	51,271
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	153	157,332
5.90%, 11/01/39	175	208,958
Merck & Co. Inc. 3.60%, 09/15/42 (Call 03/15/42)	350	329,414
3.70%, 02/10/45 (Call 08/10/44)(b)	625	594,853
4.15%, 05/18/43	500	511,274
6.55%, 09/15/37	75	98,917
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	30,294
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	375	331,255
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)(b)	300	258,845
Novartis Capital Corp. 3.70%, 09/21/42(b)	200	192,365
4.00%, 11/20/45 (Call 05/20/45)(b)	410	410,652
4.40%, 05/06/44	325	345,906
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	50	40,157
Pfizer Inc. 4.00%, 12/15/36	360	363,410
4.13%, 12/15/46	500	508,676
4.30%, 06/15/43	300	310,544
4.40%, 05/15/44	425	446,436
5.60%, 09/15/40	100	119,228
7.20%, 03/15/39	925	1,305,135
Wyeth LLC 5.95%, 04/01/37	750	925,749
6.00%, 02/15/36	146	179,934
6.50%, 02/01/34	143	184,961
Zoetis Inc. 3.95%, 09/12/47 (Call 03/12/47)	325	294,962
4.45%, 08/20/48 (Call 02/20/48)	25	24,706
4.70%, 02/01/43 (Call 08/01/42)	425	433,344

		33,317,025

Pipelines — 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	800	808,000
Buckeye Partners LP 5.60%, 10/15/44 (Call 04/15/44)	160	147,618
5.85%, 11/15/43 (Call 05/15/43)	140	131,757
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)(b)	295	319,966
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	125	107,544
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	200	217,236
7.38%, 10/15/45 (Call 04/15/45)	50	67,365
Series B, 7.50%, 04/15/38	200	260,335
Enbridge Inc. 4.50%, 06/10/44 (Call 12/10/43)	295	288,632
5.50%, 12/01/46 (Call 05/29/46)(b)	170	193,829

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Operating LP 4.90%, 03/15/35 (Call 09/15/34)	$200	$186,474
5.15%, 02/01/43 (Call 08/01/42)	200	183,605
5.15%, 03/15/45 (Call 09/15/44)	250	232,096
5.30%, 04/15/47 (Call 10/15/46)	325	306,425
5.95%, 10/01/43 (Call 04/01/43)	15	15,017
6.05%, 06/01/41 (Call 12/01/40)	50	50,935
6.13%, 12/15/45 (Call 06/15/45)	400	416,915
6.25%, 04/15/49 (Call 10/15/48)	600	643,888
6.50%, 02/01/42 (Call 08/01/41)	285	308,718
6.63%, 10/15/36	180	194,209
7.50%, 07/01/38	290	340,533
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	15	15,522
Enterprise Products Operating LLC 4.25%, 02/15/48 (Call 08/15/47)	300	280,988
4.45%, 02/15/43 (Call 08/15/42)	350	337,961
4.85%, 08/15/42 (Call 02/15/42)	315	321,899
4.85%, 03/15/44 (Call 09/15/43)	600	613,596
4.90%, 05/15/46 (Call 11/15/45)	435	447,325
4.95%, 10/15/54 (Call 04/15/54)	200	200,639
5.10%, 02/15/45 (Call 08/15/44)	425	447,896
5.70%, 02/15/42	265	295,372
5.95%, 02/01/41	285	326,145
6.13%, 10/15/39	250	291,147
7.55%, 04/15/38	150	196,746
Series D, 6.88%, 03/01/33	200	243,930
Series H, 6.65%, 10/15/34	141	172,178
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	275	273,529
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	450	453,937
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	250	235,031
5.00%, 08/15/42 (Call 02/15/42)	375	366,826
5.00%, 03/01/43 (Call 09/01/42)	300	293,207
5.40%, 09/01/44 (Call 03/01/44)	250	255,245
5.50%, 03/01/44 (Call 09/01/43)	305	315,068
5.80%, 03/15/35	300	319,390
6.38%, 03/01/41	230	260,268
6.55%, 09/15/40	100	114,729
6.95%, 01/15/38	400	478,285
7.30%, 08/15/33	36	43,991
7.40%, 03/15/31	118	142,735
7.50%, 11/15/40	95	117,671
7.75%, 03/15/32	100	125,906
Kinder Morgan Inc./DE 5.05%, 02/15/46 (Call 08/15/45)	385	381,173
5.20%, 03/01/48 (Call 09/01/47)	185	187,707
5.30%, 12/01/34 (Call 06/01/34)	315	324,879
5.55%, 06/01/45 (Call 12/01/44)	465	487,965
7.75%, 01/15/32	395	495,970
Magellan Midstream Partners LP 4.20%, 10/03/47 (Call 04/03/47)	210	191,714
4.25%, 09/15/46 (Call 03/15/46)(b)	200	185,874
4.85%, 02/01/49 (Call 08/01/48)	100	101,562
5.15%, 10/15/43 (Call 04/15/43)	250	258,724
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	745	686,493
4.70%, 04/15/48 (Call 10/15/47)	485	444,691
4.80%, 02/15/29 (Call 11/15/28)	50	51,213
4.90%, 04/15/58 (Call 10/15/57)	60	53,357

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/47 (Call 09/01/46)	$425	$414,452
5.50%, 02/15/49 (Call 08/15/48)	325	332,233
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	250	240,752
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	225	239,994
6.20%, 09/15/43 (Call 03/15/43)	125	134,089
6.65%, 10/01/36	210	233,180
6.85%, 10/15/37	300	347,543
Phillips 66 Partners LP 4.68%, 02/15/45 (Call 08/15/44)(b)	75	71,317
4.90%, 10/01/46 (Call 04/01/46)	250	247,205
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	90	74,885
4.70%, 06/15/44 (Call 12/15/43)	250	220,655
4.90%, 02/15/45 (Call 08/15/44)	350	321,187
5.15%, 06/01/42 (Call 12/01/41)	60	55,725
6.65%, 01/15/37	225	245,963
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	50	64,392
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	190	185,493
5.95%, 09/25/43 (Call 03/25/43)	150	165,767
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	250	223,254
5.30%, 04/01/44 (Call 10/01/43)	275	257,555
5.35%, 05/15/45 (Call 11/15/44)	100	94,133
5.40%, 10/01/47 (Call 04/01/47)	835	801,178
6.10%, 02/15/42	175	179,086
Texas Eastern Transmission LP, 7.00%, 07/15/32	200	242,590
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	350	356,258
4.75%, 05/15/38 (Call 11/15/37)(b)	100	100,982
4.88%, 05/15/48 (Call 11/15/47)	525	528,793
5.00%, 10/16/43 (Call 04/16/43)	400	403,879
5.60%, 03/31/34	200	219,590
5.85%, 03/15/36	100	110,213
6.10%, 06/01/40	279	323,134
6.20%, 10/15/37	200	229,848
7.25%, 08/15/38	325	413,491
7.63%, 01/15/39	300	395,687
Transcontinental Gas Pipe Line Co. LLC 4.45%, 08/01/42 (Call 02/01/42)	300	281,907
4.60%, 03/15/48 (Call 09/15/47)	475	452,660
5.40%, 08/15/41 (Call 02/15/41)	151	157,194
Western Midstream Operating LP 5.45%, 04/01/44 (Call 10/01/43)	350	322,294
5.50%, 08/15/48 (Call 02/15/48)	160	150,027
Williams Companies Inc. (The) 4.90%, 01/15/45 (Call 07/15/44)	225	216,587
5.10%, 09/15/45 (Call 03/15/45)	305	302,026
5.40%, 03/04/44 (Call 09/04/43)	175	177,014
5.80%, 11/15/43 (Call 05/15/43)	50	53,237
6.30%, 04/15/40	405	456,555

		28,303,585

Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	75	69,282
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	250	242,754

		312,036

Security	Par (000)	Value

Real Estate — 0.0%
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	$100	$100,842

Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc., 4.70%, 07/01/30 (Call 04/01/30)	425	439,288
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	195	182,144
4.15%, 07/01/47 (Call 01/01/47)	150	147,027
Crown Castle International Corp., 5.20%, 02/15/49 (Call 08/15/48)	85	84,758
ERP Operating LP 4.50%, 07/01/44 (Call 01/01/44)	100	103,266
4.50%, 06/01/45 (Call 12/01/44)	315	325,708
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	97,771
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)	125	109,109
4.50%, 12/01/44 (Call 06/01/44)	197	199,659
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	185,378
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	129	127,923
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	250	228,468
4.45%, 09/01/47 (Call 03/01/47)	190	178,903
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	180	187,893
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	200	190,705
4.65%, 03/15/49 (Call 09/15/48)	150	148,148
Simon Property Group LP 4.25%, 10/01/44 (Call 04/01/44)	14	13,881
4.25%, 11/30/46 (Call 05/30/46)	135	134,299
4.75%, 03/15/42 (Call 09/15/41)(b)	185	196,619
6.75%, 02/01/40 (Call 11/01/39)	295	384,125
Trust F/1401, 6.95%, 01/30/44 (Call 07/30/43)(a)(b)	200	201,975
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)(b)	177	163,918
4.40%, 01/15/29 (Call 10/15/28)	300	305,852
4.88%, 04/15/49 (Call 10/15/48)	65	64,697
5.70%, 09/30/43 (Call 03/30/43)	26	28,787
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)	250	253,935
6.50%, 03/15/41 (Call 09/15/40)	165	194,769
Weyerhaeuser Co., 7.38%, 03/15/32	600	757,102

		5,636,107

Retail — 2.7%
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	95	86,837
Home Depot Inc. (The) 3.50%, 09/15/56 (Call 03/15/56)	345	304,041
3.90%, 06/15/47 (Call 12/15/46)(b)	170	164,033
4.20%, 04/01/43 (Call 10/01/42)	150	151,136
4.25%, 04/01/46 (Call 10/01/45)	500	508,929
4.40%, 03/15/45 (Call 09/15/44)	375	388,693
4.50%, 12/06/48 (Call 06/06/48)	375	396,649
4.88%, 02/15/44 (Call 08/15/43)	450	496,290
5.40%, 09/15/40 (Call 03/15/40)	121	140,798
5.88%, 12/16/36	675	819,425
5.95%, 04/01/41 (Call 10/01/40)	450	556,954
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	160	144,511
Lowe’s Companies Inc. 3.70%, 04/15/46 (Call 10/15/45)(b)	475	402,215
4.05%, 05/03/47 (Call 11/03/46)(b)	395	352,761
4.25%, 09/15/44 (Call 03/15/44)	175	161,150

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 09/15/45 (Call 03/15/45)	$285	$264,216
4.65%, 04/15/42 (Call 10/15/41)	225	217,548
Macy’s Retail Holdings Inc. 4.30%, 02/15/43 (Call 08/15/42)	100	73,173
4.50%, 12/15/34 (Call 06/15/34)	22	18,146
5.13%, 01/15/42 (Call 07/15/41)	105	86,731
McDonald’s Corp. 3.63%, 05/01/43	11	9,546
3.70%, 02/15/42	355	315,315
4.45%, 03/01/47 (Call 09/01/46)	180	175,187
4.45%, 09/01/48 (Call 03/01/48)	80	77,828
4.60%, 05/26/45 (Call 11/26/44)	300	296,608
4.70%, 12/09/35 (Call 06/09/35)	195	200,631
4.88%, 07/15/40	6	6,164
4.88%, 12/09/45 (Call 06/09/45)	400	412,465
5.70%, 02/01/39	255	288,422
6.30%, 10/15/37	375	449,219
6.30%, 03/01/38	275	326,807
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	210	179,683
Starbucks Corp. 3.75%, 12/01/47 (Call 06/01/47)	150	128,486
4.30%, 06/15/45 (Call 12/10/44)	190	178,695
4.50%, 11/15/48 (Call 05/15/48)	275	265,155
Target Corp. 3.63%, 04/15/46	575	517,220
3.90%, 11/15/47 (Call 05/15/47)	269	253,440
4.00%, 07/01/42	500	484,675
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	125	109,203
Walgreen Co., 4.40%, 09/15/42	250	224,714
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	305	295,248
4.65%, 06/01/46 (Call 12/01/45)	200	186,394
4.80%, 11/18/44 (Call 05/18/44)	315	294,167
Walmart Inc. 3.63%, 12/15/47 (Call 06/15/47)	150	140,488
3.95%, 06/28/38 (Call 12/28/37)	790	792,048
4.00%, 04/11/43 (Call 10/11/42)	435	432,994
4.05%, 06/29/48 (Call 12/29/47)	1,050	1,059,127
4.30%, 04/22/44 (Call 10/22/43)	250	261,278
4.75%, 10/02/43 (Call 04/02/43)	175	190,312
5.00%, 10/25/40	100	113,483
5.25%, 09/01/35	420	490,849
5.63%, 04/01/40	135	163,636
5.63%, 04/15/41	450	548,185
6.20%, 04/15/38	60	76,474
6.50%, 08/15/37(b)	100	130,734

		15,809,116

Semiconductors — 0.8%
Analog Devices Inc. 4.50%, 12/05/36 (Call 06/05/36)	50	47,470
5.30%, 12/15/45 (Call 06/15/45)	135	141,274
Applied Materials Inc. 4.35%, 04/01/47 (Call 10/01/46)(b)	160	160,364
5.10%, 10/01/35 (Call 04/01/35)	200	219,392
5.85%, 06/15/41	320	383,703
Intel Corp. 3.73%, 12/08/47 (Call 06/08/47)	550	523,355
4.00%, 12/15/32	375	397,742
4.10%, 05/19/46 (Call 11/19/45)	660	659,921
4.10%, 05/11/47 (Call 11/11/46)	175	176,218

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 10/01/41(b)	$100	$111,478
4.90%, 07/29/45 (Call 01/29/45)	60	67,609
KLA-Tencor Corp., 5.65%, 11/01/34 (Call 07/01/34)	125	127,117
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	455	408,164
4.65%, 05/20/35 (Call 11/20/34)	400	391,196
4.80%, 05/20/45 (Call 11/20/44)	410	394,710
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)(b)	350	356,877

		4,566,590

Software — 2.8%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	175	155,516
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	250	227,097
Microsoft Corp. 3.45%, 08/08/36 (Call 02/08/36)	725	703,679
3.50%, 02/12/35 (Call 08/12/34)	550	537,956
3.50%, 11/15/42	250	235,709
3.70%, 08/08/46 (Call 02/08/46)	675	658,755
3.75%, 05/01/43 (Call 11/01/42)	250	244,466
3.75%, 02/12/45 (Call 08/12/44)	635	622,967
3.95%, 08/08/56 (Call 02/08/56)	690	677,245
4.00%, 02/12/55 (Call 08/12/54)	725	718,795
4.10%, 02/06/37 (Call 08/06/36)	550	575,244
4.20%, 11/03/35 (Call 05/03/35)	425	449,785
4.45%, 11/03/45 (Call 05/03/45)(b)	925	1,007,171
4.50%, 10/01/40	475	517,003
4.50%, 02/06/57 (Call 08/06/56)	700	767,540
4.75%, 11/03/55 (Call 05/03/55)	285	322,481
4.88%, 12/15/43 (Call 06/15/43)	300	339,491
5.20%, 06/01/39	222	262,111
5.30%, 02/08/41	475	569,219
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(b)	700	742,812
Oracle Corp. 3.25%, 05/15/30 (Call 02/15/30)	350	335,882
3.80%, 11/15/37 (Call 05/15/37)	725	695,192
3.85%, 07/15/36 (Call 01/15/36)	375	363,316
3.90%, 05/15/35 (Call 11/15/34)	525	515,049
4.00%, 07/15/46 (Call 01/15/46)	800	765,121
4.00%, 11/15/47 (Call 05/15/47)	625	595,173
4.13%, 05/15/45 (Call 11/15/44)	555	538,907
4.30%, 07/08/34 (Call 01/08/34)	650	675,729
4.38%, 05/15/55 (Call 11/15/54)	389	387,763
4.50%, 07/08/44 (Call 01/08/44)(b)	325	336,308
5.38%, 07/15/40	550	627,851
6.13%, 07/08/39	325	401,813
6.50%, 04/15/38	90	115,218

		16,688,364

Telecommunications — 7.4%
America Movil SAB de CV 4.38%, 07/16/42	443	442,889
6.13%, 11/15/37	125	148,086
6.13%, 03/30/40	685	828,138
6.38%, 03/01/35	165	198,532
AT&T Inc. 4.30%, 02/15/30 (Call 11/15/29)	1,285	1,261,476
4.30%, 12/15/42 (Call 06/15/42)	535	468,550
4.35%, 06/15/45 (Call 12/15/44)	765	666,372
4.50%, 05/15/35 (Call 11/15/34)	900	847,770
4.50%, 03/09/48 (Call 09/09/47)	1,135	1,008,831

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.55%, 03/09/49 (Call 09/09/48)	$710	$635,219
4.75%, 05/15/46 (Call 11/15/45)(b)	1,175	1,090,866
4.80%, 06/15/44 (Call 12/15/43)	800	750,948
4.85%, 03/01/39 (Call 09/01/38)	100	95,549
4.90%, 08/15/37 (Call 02/14/37)	25	24,109
5.15%, 03/15/42	460	447,902
5.15%, 11/15/46 (Call 05/15/46)	575	561,187
5.15%, 02/15/50 (Call 08/14/49)(b)	1,165	1,128,236
5.25%, 03/01/37 (Call 09/01/36)	1,005	1,012,044
5.30%, 08/15/58 (Call 02/14/58)	500	474,468
5.35%, 09/01/40	650	652,019
5.45%, 03/01/47 (Call 09/01/46)(b)	775	787,648
5.55%, 08/15/41	150	153,589
5.65%, 02/15/47 (Call 08/15/46)	525	545,976
5.70%, 03/01/57 (Call 09/01/56)	335	341,547
6.00%, 08/15/40 (Call 05/15/40)	300	322,330
6.15%, 09/15/34	50	54,675
6.30%, 01/15/38(b)	25	27,884
6.35%, 03/15/40	225	248,020
6.38%, 03/01/41	375	416,032
6.45%, 06/15/34	25	26,641
AT&T Mobility LLC, 7.13%, 12/15/31	25	29,114
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	525	524,799
British Telecommunications PLC, 9.63%, 12/15/30	925	1,292,216
Cisco Systems Inc. 5.50%, 01/15/40	600	733,784
5.90%, 02/15/39	610	779,164
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(a)(b)	275	270,534
8.75%, 06/15/30	1,175	1,575,333
9.25%, 06/01/32	219	312,016
Juniper Networks Inc., 5.95%, 03/15/41	175	168,920
Koninklijke KPN NV, 8.38%, 10/01/30	390	469,645
Motorola Solutions Inc., 5.50%, 09/01/44	230	222,714
Orange SA 5.38%, 01/13/42	200	216,683
5.50%, 02/06/44 (Call 08/06/43)	225	247,486
9.00%, 03/01/31	675	946,701
Rogers Communications Inc. 4.30%, 02/15/48 (Call 08/15/47)	450	434,768
4.50%, 03/15/43 (Call 09/15/42)	150	147,821
5.00%, 03/15/44 (Call 09/15/43)	350	370,771
5.45%, 10/01/43 (Call 04/01/43)	56	61,752
7.50%, 08/15/38	150	197,859
Telefonica Emisiones SAU 4.67%, 03/06/38	250	228,876
4.90%, 03/06/48(b)	400	368,240
5.21%, 03/08/47	525	502,840
5.52%, 03/01/49 (Call 09/01/48)	150	149,775
7.05%, 06/20/36	600	705,896
Telefonica Europe BV, 8.25%, 09/15/30	600	774,776
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(b)	135	135,415
Verizon Communications Inc. 3.85%, 11/01/42 (Call 05/01/42)	475	425,218
4.13%, 08/15/46	525	480,559
4.27%, 01/15/36	900	878,390
4.40%, 11/01/34 (Call 05/01/34)	970	971,794
4.50%, 08/10/33	1,475	1,502,604
4.52%, 09/15/48	1,460	1,427,652
4.67%, 03/15/55	1,450	1,410,186

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$200	$203,003
4.81%, 03/15/39	580	595,062
4.86%, 08/21/46	1,240	1,274,932
5.01%, 04/15/49	1,025	1,072,904
5.01%, 08/21/54	1,600	1,641,270
5.25%, 03/16/37	265	288,476
5.50%, 03/16/47	465	516,882
6.40%, 02/15/38	50	59,424
6.55%, 09/15/43	250	309,102
7.75%, 12/01/30	125	162,141
Vodafone Group PLC 4.38%, 02/19/43	625	536,036
5.00%, 05/30/38(b)	150	142,159
5.25%, 05/30/48	980	933,960
6.15%, 02/27/37	270	289,448
6.25%, 11/30/32	200	223,468
7.88%, 02/15/30	410	509,937

		43,390,038

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)	125	110,018
6.35%, 03/15/40	200	209,173

		319,191

Transportation — 3.2%
Burlington Northern Santa Fe LLC 3.90%, 08/01/46 (Call 02/01/46)	290	279,559
4.05%, 06/15/48 (Call 12/15/47)	300	294,809
4.13%, 06/15/47 (Call 12/15/46)	10	9,930
4.15%, 04/01/45 (Call 10/01/44)	400	401,289
4.38%, 09/01/42 (Call 03/01/42)	260	267,617
4.40%, 03/15/42 (Call 09/15/41)	265	274,234
4.45%, 03/15/43 (Call 09/15/42)	221	229,895
4.55%, 09/01/44 (Call 03/01/44)	300	315,051
4.70%, 09/01/45 (Call 03/01/45)	295	317,926
4.90%, 04/01/44 (Call 10/01/43)	100	110,163
4.95%, 09/15/41 (Call 03/15/41)	114	125,887
5.05%, 03/01/41 (Call 09/01/40)	56	62,099
5.15%, 09/01/43 (Call 03/01/43)	150	169,986
5.40%, 06/01/41 (Call 12/01/40)	250	287,782
5.75%, 05/01/40 (Call 11/01/39)	300	361,062
6.15%, 05/01/37	220	269,919
6.20%, 08/15/36	200	247,180
7.95%, 08/15/30	75	103,399
Canadian National Railway Co. 3.20%, 08/02/46 (Call 02/02/46)	300	263,883
3.65%, 02/03/48 (Call 08/03/47)(b)	250	240,085
4.45%, 01/20/49 (Call 07/20/48)	100	108,968
6.20%, 06/01/36	50	61,964
6.25%, 08/01/34	111	142,326
6.38%, 11/15/37	175	223,673
Cie. de Chemin de Fer Canadien Pacifique 4.80%, 09/15/35 (Call 03/15/35)	197	208,203
4.80%, 08/01/45 (Call 02/01/45)	100	106,176
5.95%, 05/15/37	16	18,794
6.13%, 09/15/15 (Call 03/15/15)	255	296,501
7.13%, 10/15/31	500	636,797
CSX Corp. 3.80%, 11/01/46 (Call 05/01/46)	225	201,951
3.95%, 05/01/50 (Call 11/01/49)	150	135,176

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.10%, 03/15/44 (Call 09/15/43)	$200	$188,653
4.25%, 03/15/29 (Call 12/15/28)	70	72,094
4.25%, 11/01/66 (Call 05/01/66)(b)	300	258,715
4.30%, 03/01/48 (Call 09/01/47)	250	242,028
4.40%, 03/01/43 (Call 09/01/42)	325	317,064
4.50%, 03/15/49 (Call 09/15/48)	95	93,787
4.50%, 08/01/54 (Call 02/01/54)	100	96,909
4.75%, 05/30/42 (Call 11/30/41)	300	307,631
5.50%, 04/15/41 (Call 10/15/40)	120	133,111
6.00%, 10/01/36	250	288,870
6.15%, 05/01/37	100	118,443
6.22%, 04/30/40	205	244,452
FedEx Corp. 3.88%, 08/01/42(b)	150	128,097
3.90%, 02/01/35	300	276,938
4.05%, 02/15/48 (Call 08/15/47)	350	303,305
4.10%, 04/15/43	152	134,046
4.10%, 02/01/45	285	248,452
4.40%, 01/15/47 (Call 07/15/46)	65	59,224
4.55%, 04/01/46 (Call 10/01/45)	400	373,811
4.75%, 11/15/45 (Call 05/15/45)	525	506,282
4.90%, 01/15/34	215	226,189
4.95%, 10/17/48 (Call 04/17/48)(b)	65	64,492
5.10%, 01/15/44(b)	300	302,795
Kansas City Southern 4.30%, 05/15/43 (Call 11/15/42)	100	94,519
4.95%, 08/15/45 (Call 02/15/45)	245	251,537
Norfolk Southern Corp. 3.94%, 11/01/47 (Call 05/01/47)	200	186,733
3.95%, 10/01/42 (Call 04/01/42)	140	131,189
4.05%, 08/15/52 (Call 02/15/52)	480	444,293
4.15%, 02/28/48 (Call 08/28/47)	225	218,088
4.45%, 06/15/45 (Call 12/15/44)	275	275,754
4.65%, 01/15/46 (Call 07/15/45)	95	97,659
4.84%, 10/01/41	450	472,113
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	34,659
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(a)	250	256,980
Union Pacific Corp. 3.35%, 08/15/46 (Call 02/15/46)	150	124,459
3.38%, 02/01/35 (Call 08/01/34)	310	279,945
3.60%, 09/15/37 (Call 03/15/37)	300	272,327
3.88%, 02/01/55 (Call 08/01/54)	225	193,828
4.00%, 04/15/47 (Call 10/15/46)	150	139,002
4.05%, 11/15/45 (Call 05/15/45)	225	210,200
4.05%, 03/01/46 (Call 09/01/45)	250	235,450
4.15%, 01/15/45 (Call 07/15/44)	110	103,242
4.25%, 04/15/43 (Call 10/15/42)	165	157,456
4.30%, 06/15/42 (Call 12/15/41)	150	145,256
4.30%, 03/01/49 (Call 09/01/48)	250	244,766
4.38%, 09/10/38 (Call 03/10/38)	25	24,931
4.38%, 11/15/65 (Call 05/15/65)	96	87,245
4.50%, 09/10/48 (Call 03/10/48)	500	502,006
4.75%, 09/15/41 (Call 03/15/41)	158	161,877
4.80%, 09/10/58 (Call 03/10/58)(b)	85	87,539
4.82%, 02/01/44 (Call 08/01/43)	220	227,507
6.63%, 02/01/29(b)	250	304,454

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	$110	$95,834
3.63%, 10/01/42	105	95,369
4.88%, 11/15/40 (Call 05/15/40)	365	399,516
6.20%, 01/15/38	600	746,381

		19,059,786

Trucking & Leasing —0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	150	149,364

Water — 0.2%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	200	185,333
4.00%, 12/01/46 (Call 06/01/46)	95	90,623
4.20%, 09/01/48 (Call 03/01/48)	35	34,690
4.30%, 12/01/42 (Call 06/01/42)	16	16,045
4.30%, 09/01/45 (Call 03/01/45)	350	350,144
6.59%, 10/15/37(b)	324	411,550
Veolia Environnement SA, 6.75%, 06/01/38	179	216,646

		1,305,031

Total Corporate Bonds & Notes — 97.2% (Cost: $595,243,915)		572,138,350

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	44,702	44,719,478
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(g)(h)	5,363	5,362,954

		50,082,432

Total Short-Term Investments — 8.5% (Cost: $50,066,040)		50,082,432

Total Investments in Securities — 105.7% (Cost: $645,309,955)		622,220,782

Other Assets, Less Liabilities — (5.7)%		(33,332,911)

Net Assets — 100.0%		$588,887,871

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (continued) February 28, 2019	iShares® Long-Term Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 02/28/19 (000)	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,862	(35,160)	44,702	$44,719,478	$166,305	(b)	$1,830	$10,537
BlackRock Cash Funds: Treasury, SL Agency Shares	11,712	(6,349)	5,363	5,362,954	142,855		—	—

				$50,082,432	$309,160		$1,830	$10,537

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Derivative Financial Instruments Categorized by Risk Exposure

For the year ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Futures contracts	$98,151

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$(1,433,812)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$572,138,350	$—	$572,138,350
Money Market Funds	50,082,432	—	—	50,082,432

	$50,082,432	$572,138,350	$—	$622,220,782

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities

February 28, 2019

iShares Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$572,138,350
Affiliated(c)	50,082,432
Receivables:
Investments sold	10,432,901
Securities lending income — Affiliated	11,084
Dividends	12,376
Interest	7,593,232

Total assets	640,270,375

LIABILITIES
Collateral on securities loaned, at value	44,696,548
Payables:
Investments purchased	6,658,656
Investment advisory fees	27,300

Total liabilities	51,382,504

NET ASSETS	$588,887,871

NET ASSETS CONSIST OF:
Paid-in capital	$628,936,281
Accumulated loss	(40,048,410)

NET ASSETS	$588,887,871

Shares outstanding	10,200,000

Net asset value	$57.73

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$42,610,052
(b) Investments, at cost — Unaffiliated	$595,243,915
(c) Investments, at cost — Affiliated	$50,066,040

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statement of Operations

Year Ended February 28, 2019

iShares Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$142,855
Interest — Unaffiliated	26,776,991
Securities lending income — Affiliated — net	166,305
Other income — Unaffiliated	13,290

Total investment income	27,099,441

EXPENSES
Investment advisory fees	648,764

Total expenses	648,764
Less:
Investment advisory fees waived	(58,784)

Total expenses after fees waived	589,980

Net investment income	26,509,461

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,400,016)
Investments — Affiliated	1,830
In-kind redemptions — Unaffiliated	(6,876,763)
Futures contracts	98,151

Net realized loss	(15,176,798)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(9,700,318)
Investments — Affiliated	10,537

Net change in unrealized appreciation (depreciation)	(9,689,781)

Net realized and unrealized loss	(24,866,579)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,642,882

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Changes in Net Assets

	iShares Long-Term Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,509,461	$32,634,051
Net realized gain (loss)	(15,176,798)	5,573,251
Net change in unrealized appreciation (depreciation)	(9,689,781)	(997,323)

Net increase in net assets resulting from operations	1,642,882	37,209,979

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Decrease in net assets resulting from distributions to shareholders	(26,801,451)	(32,962,172)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(100,635,843)	(120,323,815)

NET ASSETS(b)
Total decrease in net assets	(125,794,412)	(116,076,008)
Beginning of year	714,682,283	830,758,291

End of year	$588,887,871	$714,682,283

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF
	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16	Year Ended 02/28/15

Net asset value, beginning of year	$60.06	$59.77	$56.51	$62.53	$57.87

Net investment income(a)	2.56	2.48	2.48	2.55	2.59
Net realized and unrealized gain (loss)(b)	(2.31)	0.30	3.25	(6.02)	4.59

Net increase (decrease) from investment operations	0.25	2.78	5.73	(3.47)	7.18

Distributions(c)
From net investment income	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)
From net realized gain	—	—	—	—	—

Total distributions	(2.58)	(2.49)	(2.47)	(2.55)	(2.52)

Net asset value, end of year	$57.73	$60.06	$59.77	$56.51	$62.53

Total Return
Based on net asset value	0.53%	4.65%	10.21%	(5.53)%	12.64%

Ratios to Average Net Assets
Total expenses	0.11%	0.20%	0.20%	0.20%	0.20%

Total expenses after fees waived	0.10%	0.20%	0.20%	0.20%	0.20%

Net investment income	4.44%	4.05%	4.10%	4.40%	4.28%

Supplemental Data
Net assets, end of year (000)	$588,888	$714,682	$830,758	$785,548	$850,376

Portfolio turnover rate(d)	24%	12%	10%	11%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Long-Term Corporate Bond(a)	Diversified

(a)	Formerly the iShares 10+ Year Credit Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Long-Term Corporate Bond
Barclays Bank PLC	$2,806,704	$2,806,704	$—	$—
BNP Paribas Prime Brokerage International Ltd.	421,439	421,439	—	—
BNP Paribas Securities Corp.	91,680	91,680	—	—
Citigroup Global Markets Inc.	3,015,111	3,015,111	—	—
Credit Suisse Securities (USA) LLC	3,816,962	3,816,962	—	—
Deutsche Bank Securities Inc.	121,924	121,924	—	—
Goldman Sachs & Co.	6,689,509	6,689,509	—	—
HSBC Securities (USA) Inc.	769,944	769,944	—	—
Jefferies LLC	259,584	259,584	—	—
JPMorgan Securities LLC	9,263,813	9,263,813	—	—
Merrill Lynch, Pierce, Fenner & Smith	302,310	302,310	—	—
Morgan Stanley & Co. LLC	3,759,863	3,759,863	—	—
MUFG Securities Americas Inc.	377,660	377,660	—	—
Nomura Securities International Inc.	621,192	621,192	—	—
Scotia Capital (USA) Inc.	1,193,624	1,193,624	—	—
State Street Bank & Trust Company	1,511,422	1,511,422	—	—
UBS AG	769,702	769,702	—	—
Wells Fargo Securities LLC	6,817,609	6,817,609	—	—

	$42,610,052	$42,610,052	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund used futures contracts to mitigate or maintain duration risk as securities were purchased and sold during the Fund’s transition to a new underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 26, 2018, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through May 30, 2023 such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.06% of average daily net assets. The contractual waiver for the Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with the permanent annual advisory fee reduction for the Fund from 0.20% to 0.06%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the year ended February 28, 2019, the Fund paid BTC $56,984 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$173,888	$1,599,283

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Long-Term Corporate Bond	$1,466,370	$1,523,962	$141,062,511	$137,570,887

For the year ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$179,160,233	$281,081,061

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2019, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Long-Term Corporate Bond	$(7,107,222)	$7,107,222

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/19	Year Ended 02/28/18
Long-Term Corporate Bond
Ordinary income	$26,801,451	$32,962,172

As of February 28, 2019, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
Long-Term Corporate Bond	$2,285,522	$(18,291,069)	$(24,042,863)	$(40,048,410)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$646,266,283	$2,959,296	$(27,004,797)	$(24,045,501)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/19		Year Ended 02/28/18
iShares ETF	Shares	Amount	Shares	Amount
Long-Term Corporate Bond
Shares sold	3,300,000	$190,580,512	2,300,000	$141,236,309
Shares redeemed	(5,000,000)	(291,216,355)	(4,300,000)	(261,560,124)

Net decrease	(1,700,000)	$(100,635,843)	(2,000,000)	$(120,323,815)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended February 28, 2018 were classified as follows:

iShares ETF	Net Investment Income
Long-Term Corporate Bond	$32,962,172

Undistributed net investment income as of February 28, 2018 are as follows:

iShares ETF	Undistributed net investment income
Long-Term Corporate Bond	$2,575,074

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Long-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Long-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2019, the related statement of operations for the year ended February 28, 2019, the statement of changes in net assets for each of the two years in the period ended February 28, 2019, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2019 and the financial highlights for each of the five years in the period ended February 28, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

San Francisco, California

April 18, 2019

We have served as the auditor of one or more BlackRock investment companies since 2000.

2 0 1 9 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Investment Objective

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.83%	1.65%	4.38%	1.65%	17.56%
Fund Market	2.83	1.57	4.36	1.57	17.52
J.P. Morgan EMBI Global Core Swap Hedged Index	2.75	1.79	4.79	1.79	19.32
The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,028.30	$0.50		$1,000.00	$1,024.30	$0.50		0.10%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aa	2.0%
A	16.0
Baa	32.4
Ba	18.7
B	21.2
Caa	4.1
C	0.8
Not Rated	4.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Mexico	5.5%
Indonesia	5.0
Russia	3.9
China	3.8
Turkey	3.8
Philippines	3.7
Colombia	3.5
Brazil	3.5
Kazakhstan	3.1
Ecuador	3.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) April 30, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	120,876	$13,272,185

Total Investment Companies — 95.7% (Cost: $13,149,663)		13,272,185

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(b)	301,810	301,810

Total Short-Term Investments — 2.2% (Cost: $301,810)		301,810

Total Investments in Securities — 97.9% (Cost: $13,451,473)		13,573,995
Other Assets, Less Liabilities — 2.1%		297,387

Net Assets — 100.0%		$13,871,382

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$102	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	159,121	142,689	(b)	—	301,810	301,810	1,787		—	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	127,721	12,450		(19,295)	120,876	13,272,185	449,057		(16,635)	709,224

						$13,573,995	$450,946		$(16,635)	$709,224

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency				Value
1.17%	Semi-annual	2.58%	Quarterly	N/A	12/08/21	$(3,989)	$117,724	$190,285	$(72,561)
2.38	Semi-annual	2.58	Quarterly	N/A	01/12/23	(40)	(100)	(36)	(64)
2.46	Semi-annual	2.58	Quarterly	N/A	01/12/25	(1,682)	(9,941)	52,501	(62,442)
1.44	Semi-annual	2.58	Quarterly	N/A	12/08/26	(3,551)	243,329	342,217	(98,888)
3.25	Semi-annual	2.58	Quarterly	N/A	10/18/28	(1,086)	(69,504)	(24,526)	(44,978)
2.34	Semi-annual	2.58	Quarterly	N/A	12/08/36	(1,236)	60,460	147,708	(87,248)
2.41	Semi-annual	2.58	Quarterly	N/A	06/19/37	(357)	14,371	4,971	9,400
1.77	Semi-annual	2.58	Quarterly	N/A	12/08/46	(982)	189,191	257,870	(68,679)
3.33	Semi-annual	2.58	Quarterly	N/A	10/24/48	(240)	(30,147)	(24,372)	(5,775)

							$515,383	$946,618	$(431,235)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$995,552	$(48,934)	$9,400	$(440,635)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$9,400

Liabilities — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$440,635

(a)

Net cumulative appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$36,433

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$(739,257)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$14,183,557

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$13,272,185	$—	$—	$13,272,185
Money Market Funds	301,810	—	—	301,810

	$13,573,995	$—	$—	$13,573,995

Derivative financial instruments(a)
Assets
Swaps	$—	$9,400	$—	$9,400
Liabilities
Swaps	—	(440,635)	—	(440,635)

	$—	$(431,235)	$—	$(431,235)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities  (unaudited)

April 30, 2019

iShares Interest Rate Hedged Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$13,573,995
Cash pledged:
Centrally cleared swaps	352,000
Receivables:
Dividends	547

Total assets	13,926,542

LIABILITIES
Bank overdraft	28,797
Payables:
Variation margin on centrally cleared swaps	25,223
Investment advisory fees	1,140

Total liabilities	55,160

NET ASSETS	$13,871,382

NET ASSETS CONSIST OF:
Paid-in capital	$14,154,696
Accumulated loss	(283,314)

NET ASSETS	$13,871,382

Shares outstanding	550,000

Net asset value	$25.22

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$13,451,473

See notes to financial statements.

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Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

iShares Interest Rate Hedged Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$450,844
Interest — Unaffiliated	3,408
Securities lending income — Affiliated — net	102

Total investment income	454,354

EXPENSES
Investment advisory fees	52,897

Total expenses	52,897

Less:
Investment advisory fees waived	(45,844)

Total expenses after fees waived	7,053

Net investment income	447,301

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(74,348)
In-kind redemptions — Affiliated	57,713
Swaps	36,433

Net realized gain	19,798

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	709,224
Swaps	(739,257)

Net change in unrealized appreciation (depreciation)	(30,033)

Net realized and unrealized loss	(10,235)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$437,066

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statement of Changes in Net Assets

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$447,301	$214,797
Net realized gain	19,798	6,418
Net change in unrealized appreciation (depreciation)	(30,033)	(389,122)

Net increase (decrease) in net assets resulting from operations	437,066	(167,907)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(432,820)	(205,131)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(35,334)	11,631,104

NET ASSETS
Total increase (decrease) in net assets	(31,088)	11,258,066
Beginning of period	13,902,470	2,644,404

End of period	$13,871,382	$13,902,470

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Period From 07/22/15 to 10/31/15	(a)

Net asset value, beginning of period	$25.28		$26.44		$25.06	$24.20	$25.05

Net investment income(b)	0.79		1.06		1.11	1.17	0.33
Net realized and unrealized gain (loss)(c)	(0.10)		(1.19)		1.24	0.61	(0.95)

Net increase (decrease) from investment operations	0.69		(0.13)		2.35	1.78	(0.62)

Distributions(d)
From net investment income	(0.75)		(1.03)		(0.97)	(0.89)	(0.23)
Return of capital	—		—		—	(0.03)	(0.00	)(e)

Total distributions	(0.75)		(1.03)		(0.97)	(0.92)	(0.23)

Net asset value, end of period	$25.22		$25.28		$26.44	$25.06	$24.20

Total Return
Based on net asset value	2.83	%(f)	(0.51)%		9.57%	7.49%	(2.43	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.75	%(h)	0.75%		0.75%	0.75%	0.75	%(h)

Total expenses after fees waived(g)	0.10	%(h)	0.10%		0.10%	0.10%	0.12	%(h)

Net investment income	6.34	%(h)	4.07%		4.32%	4.82%	4.86	%(h)

Supplemental Data
Net assets, end of period (000)	$13,871		$13,902		$2,644	$2,506	$2,420

Portfolio turnover rate(i)(j)	1	%(f)	0	%(k)	2%	3%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedule of investments for the underlying fund should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

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Notes to Financial Statements  (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Interest rate swaps are used by the Fund to mitigate the potential impact of interest rates on the performance of the bonds held by the Fund or its underlying fund.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). The Fund enters into centrally cleared swaps.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the schedule of investments and cash deposited is shown as cash pledged for centrally cleared swaps on the statement of assets and liabilities. The daily change in valuation of centrally cleared swaps is recorded as variation margin receivable or payable on centrally cleared swaps in the statement of assets and liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the statement of operations. Upfront payments and receipts are shown as swap premiums paid and swap premiums received in the statement of assets and liabilities and represent compensating factors between the stated terms of the swap agreement and prevailing market conditions (interest rate spreads and other relevant factors), at the time the swap was entered into by the Fund. These upfront payments and receipts are amortized over the term of the contract as a realized gain (loss) in the statement of the operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2022 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended April 30, 2019, the Fund paid BTC $36 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Emerging Markets Bond	$104,707	$853,094

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Emerging Markets Bond	$1,184,732	$1,224,026

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Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $8,340 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Emerging Markets Bond	$13,452,013	$131,922	$(441,175)	$(309,253)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
Interest Rate Hedged Emerging Markets Bond
Shares sold	50,000	$1,228,056	450,000	$11,631,104
Shares redeemed	(50,000)	(1,263,390)	—	—

Net increase(decrease)	—	$(35,334)	450,000	$11,631,104

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Emerging Markets Bond(a)	$0.725363	$—	$0.028551	$0.753914	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	19

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	21

Additional Financial Information

April 30, 2019

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond ETF  |  EMB  |  NASDAQ

Schedule of Investments (unaudited) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(b)	$64,866	$73,298,580

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	11,700	12,431,250

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	49,765	49,901,107
4.38%, 02/05/49 (Call 08/05/48)(c)	45,825	45,820,189
4.50%, 09/16/25(b)	35,152	37,393,467
4.50%, 08/01/47 (Call 02/01/47)(b)	40,239	41,113,192

		174,227,955

China — 3.0%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	15,488	15,487,923
China Development Bank
2.13%, 06/01/21(b)	8,544	8,406,399
2.63%, 01/24/22(b)	17,649	17,497,660
China Development Bank Corp./Hong Kong, 3.31%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(d)	20,522	20,580,467
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(b)	12,820	12,668,275
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(e)(f)	13,166	12,824,935
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(b)	21,854	21,847,225
4.13%, 07/19/27(b)	15,054	15,042,032
4.63%, 03/14/23(b)	18,195	18,822,091
5.13%, 03/14/28(b)	25,039	26,814,390
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	20,869	21,937,180
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22(b)	21,831	22,275,807
4.88%, 05/17/42(b)	13,532	14,949,951
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	22,527	23,546,939
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	20,851	21,821,718
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	19,492	19,306,534
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	14,620	14,231,035
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	21,288	20,837,014
3.00%, 04/12/22(b)	16,356	16,268,086
3.63%, 04/12/27(b)	14,939	14,949,838
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	12,818	12,808,835
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	21,457	22,337,273
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	21,034	20,862,468
3.50%, 05/04/27(b)	33,607	33,498,281
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	13,119	12,790,697

		462,413,053

Security	Par (000)	Value

Indonesia — 1.2%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	$11,195	$11,628,806
5.71%, 11/15/23(b)	14,477	15,525,786
6.53%, 11/15/28(b)	11,011	12,525,012
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	11,096	11,219,776
Pertamina Persero PT
4.30%, 05/20/23(b)	9,028	9,265,301
4.88%, 05/03/22(b)	16,865	17,460,925
5.63%, 05/20/43(b)	19,192	19,929,645
6.00%, 05/03/42(b)	10,699	11,669,774
6.45%, 05/30/44(b)	15,928	18,284,468
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	17,275	17,005,510
5.25%, 10/24/42(b)	9,872	9,755,264
5.45%, 05/21/28(b)	10,836	11,594,032
5.50%, 11/22/21(b)	9,156	9,615,585
6.15%, 05/21/48(b)	12,258	13,558,513

		189,038,397

Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	33,792	34,045,440
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	32,974	38,909,320
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	29,547	30,581,145
5.38%, 04/24/30(b)	41,155	43,992,637
5.75%, 04/19/47(b)	39,580	41,559,000
6.38%, 10/24/48(b)	48,356	53,381,398

		242,468,940

Malaysia — 0.9%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	46,881	47,455,058
4.50%, 03/18/45(b)	46,571	50,595,433
7.88%, 05/22/22(b)	33,995	38,692,259

		136,742,750

Mexico — 2.9%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	9,123	9,145,808
Comision Federal de Electricidad
4.75%, 02/23/27(b)	7,749	7,869,458
4.88%, 01/15/24	12,802	13,179,083
4.88%, 01/15/24(b)	195	200,744
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(b)	18,925	17,718,531
Petroleos Mexicanos
3.50%, 01/30/23	20,034	19,264,694
4.25%, 01/15/25	8,703	8,198,226
4.50%, 01/23/26	13,458	12,591,305
4.63%, 09/21/23	18,336	18,221,400
4.88%, 01/24/22	16,366	16,520,822
4.88%, 01/18/24	12,054	11,992,525
5.35%, 02/12/28	21,922	20,551,875
5.38%, 03/13/22	14,046	14,384,509
5.50%, 06/27/44	14,866	12,139,055
5.63%, 01/23/46	18,417	15,359,778
6.25%, 03/11/22, (3 mo. LIBOR US + 3.650%)(d)	10,369	10,824,251
6.35%, 02/12/48	30,832	27,185,191
6.38%, 01/23/45	27,460	24,549,515
6.50%, 03/13/27	51,054	51,579,856
6.50%, 01/23/29	18,156	18,137,209

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.50%, 06/02/41	$25,092	$23,122,529
6.63%, 06/15/35	25,267	24,370,021
6.75%, 09/21/47	52,602	48,499,044
6.88%, 08/04/26	27,473	28,582,909

		454,188,338

Oman — 0.1%
Lamar Funding Ltd., 3.96%, 05/07/25(b)	25,306	22,176,027

Peru — 0.5%
Petroleos del Peru SA
4.75%, 06/19/32(b)	33,525	34,069,781
5.63%, 06/19/47(b)	34,815	36,851,678

		70,921,459

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(b)	26,705	32,234,404

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	20,800	21,814,000
6.03%, 07/05/22(b)	13,023	13,641,592
6.80%, 11/22/25(b)	16,245	17,707,050

		53,162,642

Saudi Arabia — 0.2%
Saudi Arabian Oil Co.
2.75%, 04/16/22(c)	10,950	10,877,894
2.88%, 04/16/24(c)	8,900	8,765,209
3.50%, 04/16/29(c)	8,100	7,962,219
4.25%, 04/16/39(c)	8,145	7,978,313
4.38%, 04/16/49(c)	1,755	1,707,440

		37,291,075

South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	26,331	27,360,937
6.75%, 08/06/23(b)	26,525	26,657,625
7.13%, 02/11/25(b)	31,190	31,501,900
Transnet SOC Ltd., 4.00%, 07/26/22(b)	21,441	21,080,791

		106,601,253

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	20,450	21,523,625

Venezuela — 0.4%
Petroleos de Venezuela SA
5.38%, 04/12/27(g)	24,185	5,078,850
5.50%, 04/12/37(g)	22,444	4,488,840
6.00%, 05/16/24(g)	70,800	14,868,041
6.00%, 11/15/26(g)	58,476	12,279,956
9.00%, 11/17/21(g)	36,205	9,141,821
9.75%, 05/17/35(g)	40,301	10,276,818
12.75%, 02/17/22(g)	24,511	6,127,575

		62,261,901

Total Corporate Bonds & Notes — 13.8% (Cost: $2,187,459,148)		2,150,981,649

Security	Par (000)	Value

Foreign Government Obligations(a)

Angola — 1.1%
Angolan Government International Bond
8.25%, 05/09/28(b)	$58,569	$61,277,816
9.38%, 05/08/48(b)	58,321	62,589,222
9.50%, 11/12/25(b)	48,871	54,857,698

		178,724,736

Argentina — 2.6%
Argentine Republic Government International Bond
3.75%, 12/31/38(h)	72,714	38,211,299
4.63%, 01/11/23	22,549	16,633,608
5.63%, 01/26/22	45,227	35,186,606
5.88%, 01/11/28	60,571	41,972,372
6.63%, 07/06/28	13,423	9,463,416
6.88%, 01/26/27	50,627	36,375,500
6.88%, 01/11/48	40,209	26,627,807
7.13%, 07/06/36	24,896	17,116,000
7.13%, 06/28/17	38,554	25,692,193
7.50%, 04/22/26	91,466	68,631,970
7.63%, 04/22/46	38,408	26,742,146
8.28%, 12/31/33	81,537	60,543,124

		403,196,041

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	38,969	34,825,232
4.75%, 03/18/24(b)	39,818	41,112,085
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	33,602	34,362,917

		110,300,234

Bahrain — 0.9%
Bahrain Government International Bond
6.00%, 09/19/44(b)	15,300	14,305,500
6.13%, 07/05/22(b)	12,300	12,699,750
6.13%, 08/01/23(b)	18,810	19,562,400
6.75%, 09/20/29(b)	15,723	16,627,073
7.00%, 01/26/26(b)	16,575	17,776,687
7.00%, 10/12/28(b)	22,160	23,925,376
CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/24(b)	11,600	11,977,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	14,200	15,478,000

		132,351,786

Bolivia — 0.2%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	33,238	31,091,656

Brazil — 3.4%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	27,045	29,133,009
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	18,091	18,619,606
Brazilian Government International Bond
2.63%, 01/05/23	41,165	39,724,225
4.25%, 01/07/25	76,618	77,345,871
4.50%, 05/30/29 (Call 02/28/29)	9,900	9,640,125
4.63%, 01/13/28 (Call 10/13/27)	57,575	57,731,892
5.00%, 01/27/45	65,737	59,952,144
5.63%, 01/07/41	45,656	45,557,155
5.63%, 02/21/47	52,058	51,103,516
6.00%, 04/07/26	40,689	44,757,900
7.13%, 01/20/37	35,138	41,176,290
8.25%, 01/20/34	31,104	39,488,861

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
8.88%, 04/15/24	$14,832	$18,421,344

		532,651,938

Chile — 0.8%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	65,463	65,724,852
3.86%, 06/21/47	51,660	51,853,725

		117,578,577

China — 0.8%
China Government International Bond
2.13%, 11/02/22(b)	14,565	14,290,799
2.63%, 11/02/27(b)	13,811	13,383,757
3.25%, 10/19/23(b)	22,697	23,236,054
3.50%, 10/19/28(b)	14,611	15,179,339
Export-Import Bank of China (The)
2.63%, 03/14/22(b)	17,838	17,673,498
2.88%, 04/26/26(b)	14,069	13,525,022
3.63%, 07/31/24(b)	21,383	21,825,521

		119,113,990

Colombia — 3.4%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	20,895	20,460,697
3.88%, 04/25/27 (Call 01/25/27)	46,551	47,225,990
4.00%, 02/26/24 (Call 11/26/23)	41,396	42,472,296
4.38%, 07/12/21	38,000	39,075,210
4.50%, 01/28/26 (Call 10/28/25)	31,707	33,419,178
4.50%, 03/15/29 (Call 12/15/28)	40,406	42,587,924
5.00%, 06/15/45 (Call 12/15/44)	94,899	98,884,758
5.20%, 05/15/49 (Call 11/15/48)	22,467	23,972,289
5.63%, 02/26/44 (Call 08/26/43)	48,993	54,896,656
6.13%, 01/18/41	49,485	58,242,608
7.38%, 09/18/37	37,027	48,289,688
8.13%, 05/21/24	20,708	25,077,906

		534,605,200

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	31,547	30,209,249
7.00%, 04/04/44(b)	32,381	31,075,236
7.16%, 03/12/45(b)	35,443	34,468,318

		95,752,803

Croatia — 0.8%
Croatia Government International Bond
5.50%, 04/04/23(b)	50,514	54,757,176
6.00%, 01/26/24(b)	57,993	64,940,271

		119,697,447

Dominican Republic — 2.6%
Dominican Republic International Bond
5.50%, 01/27/25(b)	49,828	51,322,840
5.88%, 04/18/24(b)	33,827	35,315,388
5.95%, 01/25/27(b)	55,591	58,509,528
6.00%, 07/19/28(b)	43,865	46,230,420
6.50%, 02/15/48(b)	33,356	34,564,321
6.85%, 01/27/45(b)	66,059	70,584,041
6.88%, 01/29/26(b)	49,686	54,778,815
7.45%, 04/30/44(b)	50,155	56,650,073
7.50%, 05/06/21(b)	1,000	1,035,000

		408,990,426

Security	Par (000)	Value

Ecuador — 3.0%
Ecuador Government International Bond
7.88%, 01/23/28(b)	$90,077	$86,825,671
7.95%, 06/20/24(b)	56,885	57,756,763
8.75%, 06/02/23(b)	36,056	38,183,304
8.88%, 10/23/27(b)	73,168	74,344,176
9.63%, 06/02/27(b)	31,236	33,094,542
9.65%, 12/13/26(b)	52,081	55,454,026
10.75%, 03/28/22(b)	83,699	93,798,540
10.75%, 01/31/29(c)	500	557,617
10.75%, 01/31/29(b)	20,525	22,890,198

		462,904,837

Egypt — 2.8%
Egypt Government International Bond
5.58%, 02/21/23(b)	36,581	36,215,190
5.88%, 06/11/25(b)	40,819	39,849,549
6.13%, 01/31/22(b)	71,799	72,516,990
6.59%, 02/21/28(b)	41,015	39,528,206
7.50%, 01/31/27(b)	58,478	60,013,048
7.60%, 03/01/29(c)	37,400	37,587,000
7.90%, 02/21/48(b)	50,879	49,034,636
8.50%, 01/31/47(b)	77,274	78,239,925
8.70%, 03/01/49(c)	1,000	1,026,250
8.70%, 03/01/49(b)	28,900	29,658,625

		443,669,419

El Salvador — 0.2%
El Salvador Government International Bond, 7.65%, 06/15/35(b)	33,162	34,339,251

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	35,443	36,340,948

Gabon — 0.3%
Gabon Government International Bond, 6.38%, 12/12/24(b)	51,852	49,972,326

Ghana — 1.1%
Ghana Government International Bond
7.63%, 05/16/29(b)	40,179	39,425,644
7.88%, 08/07/23(b)	4,000	4,185,000
8.13%, 01/18/26(b)	33,639	34,816,365
8.13%, 03/26/32(c)	29,775	29,529,803
8.63%, 06/16/49(b)	36,663	35,104,823
8.95%, 03/26/51(c)	24,125	23,873,014

		166,934,649

Hungary — 1.8%
Hungary Government International Bond
5.38%, 02/21/23	65,248	70,534,719
5.38%, 03/25/24	65,230	71,787,246
5.75%, 11/22/23	67,410	74,756,005
7.63%, 03/29/41	40,024	60,227,114

		277,305,084

India — 0.4%
Export-Import Bank of India
3.38%, 08/05/26(b)	34,012	32,783,316
3.88%, 02/01/28(b)	33,781	33,354,853

		66,138,169

Indonesia — 3.7%
Indonesia Government International Bond
2.95%, 01/11/23	12,756	12,631,752
3.38%, 04/15/23(b)	10,067	10,109,231

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
3.50%, 01/11/28	$12,110	$11,867,800
3.75%, 04/25/22(b)	21,689	22,020,733
3.85%, 07/18/27(b)	9,588	9,650,082
4.10%, 04/24/28	11,572	11,832,370
4.13%, 01/15/25(b)	21,678	22,359,231
4.35%, 01/08/27(b)	14,690	15,254,463
4.35%, 01/11/48	19,569	19,284,956
4.63%, 04/15/43(b)	15,255	15,474,901
4.75%, 01/08/26(b)	24,435	26,023,153
4.75%, 02/11/29	13,894	14,880,474
4.75%, 07/18/47(b)	9,846	10,084,027
5.13%, 01/15/45(b)	22,441	24,078,857
5.25%, 01/17/42(b)	23,563	25,610,978
5.25%, 01/08/47(b)	14,572	15,886,467
5.35%, 02/11/49	10,486	11,708,825
5.38%, 10/17/23(b)	12,624	13,695,588
5.88%, 01/15/24(b)	21,314	23,601,951
5.95%, 01/08/46(b)	12,353	14,677,526
6.63%, 02/17/37(b)	17,297	21,495,760
6.75%, 01/15/44(b)	20,501	26,558,943
7.75%, 01/17/38(b)	22,146	30,639,102
8.50%, 10/12/35(b)	15,715	22,628,264
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	7,434	7,443,479
3.40%, 03/29/22(b)	14,129	14,137,831
3.75%, 03/01/23(b)	14,808	14,982,661
4.15%, 03/29/27(b)	21,848	22,209,038
4.33%, 05/28/25(b)	20,671	21,322,033
4.35%, 09/10/24(b)	14,030	14,529,538
4.40%, 03/01/28(b)	21,801	22,481,954
4.45%, 02/20/29(c)	400	413,022
4.45%, 02/20/29(b)	8,400	8,673,462
4.55%, 03/29/26(b)	17,685	18,434,048

		576,682,500

Iraq — 0.8%
Iraq International Bond
5.80%, 01/15/28 (Call 06/16/19)(b)	87,467	84,624,322
6.75%, 03/09/23(b)	35,457	35,988,855

		120,613,177

Ivory Coast — 0.8%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/19)(b)(h)	56,576	53,181,510
6.13%, 06/15/33(b)	40,765	37,069,857
6.38%, 03/03/28(b)	35,978	34,853,688

		125,105,055

Jamaica — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	62,936	70,382,588
7.88%, 07/28/45	32,743	39,618,866
8.00%, 03/15/39	41,003	49,656,478

		159,657,932

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	33,032	32,247,490
6.13%, 01/29/26(b)	33,887	33,929,359
7.38%, 10/10/47(b)	33,974	33,039,715

		99,216,564

Security	Par (000)	Value

Kazakhstan — 1.5%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	$49,046	$50,860,702
4.88%, 10/14/44(b)	32,575	34,977,406
5.13%, 07/21/25(b)	79,575	87,830,906
6.50%, 07/21/45(b)	47,268	61,389,315

		235,058,329

Kenya — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	67,085	68,258,987
7.25%, 02/28/28(b)	32,899	32,570,010
8.25%, 02/28/48(b)	33,761	33,310,122

		134,139,119

Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	56,860	57,798,190

Lebanon — 1.6%
Lebanon Government International Bond
6.00%, 01/27/23(b)	36,328	31,378,310
6.10%, 10/04/22(b)	51,683	45,450,805
6.60%, 11/27/26(b)	52,213	42,861,391
6.65%, 02/26/30(b)	44,669	35,286,947
6.75%, 11/29/27(b)	33,513	27,187,589
6.85%, 03/23/27(b)	41,478	34,051,571
7.00%, 03/23/32(b)	32,757	26,357,756

		242,574,369

Lithuania — 0.4%
Lithuania Government International Bond, 6.63%, 02/01/22(b)	51,014	56,039,899

Malaysia — 1.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	101,800	95,649,752
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	33,824	33,810,978
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	34,073	34,061,586

		163,522,316

Mexico — 2.5%
Mexico Government International Bond
3.60%, 01/30/25	22,389	22,333,028
3.63%, 03/15/22	19,778	20,104,337
3.75%, 01/11/28	22,288	21,909,104
4.00%, 10/02/23	26,582	27,366,169
4.13%, 01/21/26	23,622	23,994,047
4.15%, 03/28/27	28,764	29,152,314
4.35%, 01/15/47	20,393	19,039,415
4.50%, 04/22/29	19,523	20,137,975
4.60%, 01/23/46	23,165	22,355,267
4.60%, 02/10/48	24,841	24,033,667
4.75%, 03/08/44	40,848	40,252,232
5.55%, 01/21/45	26,446	29,031,493
5.75%, 12/10/10	23,116	23,706,036
6.05%, 01/11/40	29,496	33,787,668
6.75%, 09/27/34	16,811	20,542,117
8.30%, 08/15/31	11,785	15,916,762

		393,661,631

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	33,330	32,702,563

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	$52,243	$53,287,860

Nigeria — 2.0%
Nigeria Government International Bond
6.50%, 11/28/27(b)	49,668	48,922,980
7.14%, 02/23/30(b)	41,328	41,018,040
7.63%, 11/21/25(b)	37,018	39,516,715
7.63%, 11/28/47(b)	50,677	48,713,266
7.70%, 02/23/38(b)	39,272	38,743,595
7.88%, 02/16/32(b)	49,481	51,089,133
8.75%, 01/21/31(b)	33,179	36,496,900

		304,500,629

Oman — 2.7%
Oman Government International Bond
3.63%, 06/15/21(b)	29,155	28,389,681
3.88%, 03/08/22(b)	26,532	25,802,370
4.13%, 01/17/23(b)	27,436	26,510,035
4.75%, 06/15/26(b)	59,523	55,058,775
5.38%, 03/08/27(b)	45,034	42,388,253
5.63%, 01/17/28(b)	59,534	56,631,717
6.50%, 03/08/47(b)	46,083	41,071,474
6.75%, 01/17/48(b)	63,364	57,423,625
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(b)	47,163	44,922,757
5.93%, 10/31/25(b)	37,742	38,290,203

		416,488,890

Pakistan — 1.0%
Pakistan Government International Bond
6.88%, 12/05/27(b)	51,527	51,002,713
8.25%, 04/15/24(b)	36,265	39,148,974
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(b)	27,981	28,171,691
5.63%, 12/05/22(b)	34,714	34,757,392

		153,080,770

Panama — 2.0%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	41,579	42,847,160
3.88%, 03/17/28 (Call 12/17/27)	43,805	45,318,682
4.00%, 09/22/24 (Call 06/22/24)	39,346	40,998,532
4.50%, 05/15/47	38,733	40,699,668
4.50%, 04/16/50 (Call 10/16/49)	57,449	59,966,702
6.70%, 01/26/36	67,159	87,298,977

		317,129,721

Paraguay — 0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(b)	33,908	38,197,362

Peru — 2.5%
Peruvian Government International Bond
4.13%, 08/25/27	41,718	44,867,709
5.63%, 11/18/50	83,285	106,479,873
6.55%, 03/14/37	38,732	51,804,631
7.35%, 07/21/25	61,011	76,044,415
8.75%, 11/21/33	72,380	112,298,656

		391,495,284

Security	Par (000)	Value

Philippines — 3.5%
Philippine Government International Bond
3.00%, 02/01/28	$43,640	$43,094,500
3.70%, 03/01/41	44,272	44,789,761
3.70%, 02/02/42	40,802	41,353,031
3.75%, 01/14/29	30,585	32,076,019
3.95%, 01/20/40	42,758	44,786,653
4.20%, 01/21/24	33,192	35,125,268
5.00%, 01/13/37	26,201	30,937,748
5.50%, 03/30/26	23,777	27,370,061
6.38%, 01/15/32	19,672	25,325,044
6.38%, 10/23/34	42,336	56,318,522
7.75%, 01/14/31	36,647	51,558,848
9.50%, 02/02/30	40,613	62,624,231
10.63%, 03/16/25	31,217	44,302,386

		539,662,072

Poland — 1.9%
Republic of Poland Government International Bond
3.00%, 03/17/23	67,020	67,695,226
3.25%, 04/06/26	57,893	59,023,071
4.00%, 01/22/24	65,628	68,763,050
5.00%, 03/23/22	99,939	106,227,662

		301,709,009

Qatar — 1.6%
Qatar Government International Bond
3.25%, 06/02/26(b)	20,600	20,522,750
3.38%, 03/14/24(c)	20,775	21,065,850
3.88%, 04/23/23(b)	14,700	15,177,750
4.00%, 03/14/29(c)	28,425	29,591,420
4.50%, 04/23/28(b)	21,500	23,193,125
4.63%, 06/02/46(b)	8,860	9,402,675
4.82%, 03/14/49(c)	42,600	45,741,750
5.10%, 04/23/48(b)	40,254	44,966,335
5.75%, 01/20/42(b)	8,689	10,568,995
6.40%, 01/20/40(b)	5,360	6,968,000
9.75%, 06/15/30(b)	7,489	11,645,395
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	10,000	10,087,500

		248,931,545

Romania — 1.5%
Romanian Government International Bond
4.38%, 08/22/23(b)	49,576	51,508,225
4.88%, 01/22/24(b)	32,280	34,378,200
5.13%, 06/15/48(b)	40,838	41,297,427
6.13%, 01/22/44(b)	33,298	38,500,813
6.75%, 02/07/22(b)	67,055	73,257,587

		238,942,252

Russia — 3.5%
Russian Foreign Bond — Eurobond, 5.10%, 03/28/35(c)	3,600	3,726,000
Russian Foreign Bond — Eurobond
4.25%, 06/23/27(b)	41,600	41,891,200
4.38%, 03/21/29(b)	27,600	27,779,400
4.50%, 04/04/22(b)	33,800	34,932,300
4.75%, 05/27/26(b)	48,400	50,100,050
4.88%, 09/16/23(b)	47,000	49,538,000
5.25%, 06/23/47(b)	118,400	122,612,080
5.63%, 04/04/42(b)	50,000	55,500,000
5.88%, 09/16/43(b)	27,800	31,796,250
7.50%, 03/31/30(b)(h)	53,938	60,134,051
12.75%, 06/24/28(b)	42,694	69,004,177

		547,013,508

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia — 1.6%
KSA Sukuk Ltd.
2.89%, 04/20/22(b)	$20,150	$20,131,865
3.63%, 04/20/27(b)	19,600	19,727,400
4.30%, 01/19/29(b)	7,200	7,509,600
Saudi Government International Bond
2.88%, 03/04/23(b)	9,200	9,126,400
3.25%, 10/26/26(b)	16,150	15,859,300
3.63%, 03/04/28(b)	22,800	22,811,400
4.00%, 04/17/25(b)	19,799	20,511,764
4.38%, 04/16/29(c)	1,550	1,626,725
4.38%, 04/16/29(b)	21,175	22,223,163
4.50%, 04/17/30(b)	13,200	13,906,200
4.50%, 10/26/46(b)	25,542	25,171,641
4.63%, 10/04/47(b)	19,550	19,618,425
5.00%, 04/17/49(b)	18,150	19,166,400
5.25%, 01/16/50(b)	22,750	24,673,626

		242,063,909

Senegal — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(b)	38,037	36,658,159
6.75%, 03/13/48(b)	32,905	30,318,173

		66,976,332

Serbia — 0.5%
Serbia International Bond, 7.25%, 09/28/21(b)	67,747	73,759,546

Slovakia — 0.3%
Slovakia Government International Bond, 4.38%, 05/21/22(b)	50,179	52,647,556

South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	50,476	47,125,655
4.67%, 01/17/24	38,995	39,287,462
4.85%, 09/27/27	27,375	26,622,188
4.88%, 04/14/26	31,499	31,183,538
5.00%, 10/12/46	26,492	23,313,887
5.38%, 07/24/44	25,524	23,468,680
5.65%, 09/27/47	39,223	36,782,349
5.88%, 05/30/22	27,591	28,936,061
5.88%, 09/16/25	51,733	54,513,649
5.88%, 06/22/30	31,904	32,579,567

		343,813,036

Sri Lanka — 2.3%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	41,544	40,620,685
5.88%, 07/25/22(b)	31,795	31,459,722
6.20%, 05/11/27(b)	49,503	46,582,075
6.25%, 07/27/21(b)	31,652	31,790,161
6.75%, 04/18/28(b)	41,732	40,219,215
6.83%, 07/18/26(b)	35,671	35,046,579
6.85%, 03/14/24(c)	33,561	33,812,708
6.85%, 11/03/25(b)	50,657	50,482,993
7.85%, 03/14/29(c)	46,225	47,394,261

		357,408,399

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	33,647	33,226,413

Security	Par (000)	Value

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	$33,840	$30,879,000

Turkey — 3.7%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(b)	12,897	12,430,773
4.49%, 11/25/24(b)	13,005	11,447,001
5.00%, 04/06/23(b)	15,500	14,511,875
5.80%, 02/21/22(c)	14,140	13,796,045
Turkey Government International Bond
3.25%, 03/23/23	20,269	17,738,922
4.25%, 04/14/26	18,117	15,048,614
4.88%, 10/09/26	35,833	30,522,012
4.88%, 04/16/43	37,852	27,831,629
5.13%, 03/25/22	13,298	12,684,763
5.13%, 02/17/28	24,508	20,711,098
5.75%, 03/22/24	29,355	27,467,327
5.75%, 05/11/47	41,722	32,706,919
6.00%, 03/25/27	37,561	33,792,317
6.00%, 01/14/41	35,129	28,494,010
6.13%, 10/24/28	25,359	22,737,513
6.25%, 09/26/22	32,582	31,770,220
6.63%, 02/17/45	38,177	32,493,399
6.75%, 05/30/40	20,440	17,884,285
6.88%, 03/17/36	34,449	30,837,884
7.25%, 12/23/23	25,399	25,314,294
7.25%, 03/05/38	13,385	12,378,113
7.38%, 02/05/25	38,345	37,887,736
7.63%, 04/26/29	28,409	27,627,753
8.00%, 02/14/34	18,912	18,918,146
11.88%, 01/15/30	16,227	20,723,096

		577,755,744

Ukraine — 2.6%
Ukraine Government International Bond
7.38%, 09/25/32(b)	94,322	83,239,165
7.75%, 09/01/21(b)	42,476	42,136,192
7.75%, 09/01/22(b)	44,312	43,514,384
7.75%, 09/01/23(b)	43,784	42,251,560
7.75%, 09/01/24(b)	40,685	38,894,860
7.75%, 09/01/25(b)	41,033	38,694,119
7.75%, 09/01/26(b)	42,559	39,664,988
7.75%, 09/01/27(b)	39,879	36,768,438
9.75%, 11/01/28(b)	45,886	46,867,731

		412,031,437

United Arab Emirates — 1.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22(b)	29,920	29,531,040
3.13%, 05/03/26(b)	30,600	30,676,500
3.13%, 10/11/27(b)	45,043	44,761,481
4.13%, 10/11/47(b)	36,830	37,382,450
RAK Capital, 3.09%, 03/31/25(b)	1,200	1,162,446
Sharjah Sukuk Program Ltd.
3.85%, 04/03/26(b)	10,400	10,374,000
4.23%, 03/14/28(b)	9,700	9,863,979

		163,751,896

Uruguay — 2.5%
Uruguay Government International Bond
4.38%, 10/27/27	61,468	64,234,132
4.38%, 01/23/31 (Call 10/23/30)	38,653	40,179,821

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
4.50%, 08/14/24	$38,672	$40,508,391
4.98%, 04/20/55	58,270	59,959,430
5.10%, 06/18/50	130,752	137,289,894
7.63%, 03/21/36	37,594	51,141,049

		393,312,717

Venezuela — 0.7%
Venezuela Government International Bond
6.00%, 12/09/20(g)	11,204	3,109,110
7.00%, 03/31/38(g)	20,227	5,461,290
7.65%, 04/21/25(g)	21,100	5,855,250
8.25%, 10/13/24(g)	41,370	11,686,968
9.00%, 05/07/23(g)	29,024	8,235,532
9.25%, 09/15/27(g)	52,980	16,026,450
9.25%, 05/07/28(g)	26,699	7,542,439
9.38%, 01/13/34(g)	18,430	5,851,525
11.75%, 10/21/26(g)	42,002	12,600,660
11.95%, 08/05/31(g)	57,610	16,707,074
12.75%, 08/23/22(g)	40,940	12,282,000

		105,358,298

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	33,982	35,617,724

Zambia — 0.3%
Zambia Government International Bond
8.50%, 04/14/24(b)	35,017	24,249,272
8.97%, 07/30/27(b)	41,376	28,652,880

		52,902,152

Total Foreign Government Obligations — 84.6% (Cost: $13,558,022,057)		13,210,374,222

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(i)(j)	78,467	$78,467,416

Total Short-Term Investments — 0.5% (Cost: $78,467,416)		78,467,416

Total Investments in Securities — 98.9% (Cost: $15,823,948,621)		15,439,823,287

Other Assets, Less Liabilities — 1.1%		168,966,345

Net Assets — 100.0%		$15,608,789,632

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 04/30/19 (000)	Value at 04/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	62,171	16,296	78,467	$78,467,416	$1,047,930	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,150,981,649	$—	$2,150,981,649
Foreign Government Obligations	—	13,210,374,222	—	13,210,374,222
Money Market Funds	78,467,416	—	—	78,467,416

	$78,467,416	$15,361,355,871	$—	$15,439,823,287

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S

Statement of Assets and Liabilities  (unaudited)

April 30, 2019

iShares J.P. Morgan USD Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$15,361,355,871
Affiliated(b)	78,467,416
Cash	1,084,598
Receivables:
Investments sold	18,552,109
Capital shares sold	10,230,087
Dividends	144,715
Interest	200,945,381

Total assets	15,670,780,177

LIABILITIES
Payables:
Investments purchased	56,741,929
Investment advisory fees	5,248,616

Total liabilities	61,990,545

NET ASSETS	$15,608,789,632

NET ASSETS CONSIST OF:
Paid-in capital	$16,229,349,551
Accumulated loss	(620,559,919)

NET ASSETS	$15,608,789,632

Shares outstanding	142,500,000

Net asset value	$ 109.54

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$15,745,481,205
(b) Investments, at cost — Affiliated	$ 78,467,416

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended April 30, 2019

iShares J.P. Morgan USD Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$ 1,047,930
Interest — Unaffiliated	436,711,681
Other income — Unaffiliated	1,101,386
Foreign taxes withheld	33

Total investment income	438,861,030

EXPENSES
Investment advisory fees	30,949,868

Total expenses	30,949,868

Net investment income	407,911,162

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(56,888,566)
In-kind redemptions — Unaffiliated	103,985,154

Net realized gain	47,096,588

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	819,101,475

Net change in unrealized appreciation (depreciation)	819,101,475

Net realized and unrealized gain	866,198,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,274,109,225

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S

Statement of Changes in Net Assets

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$407,911,162	$583,133,460
Net realized gain (loss)	47,096,588	(87,221,198)
Net change in unrealized appreciation (depreciation)	819,101,475	(1,252,248,328)

Net increase (decrease) in net assets resulting from operations	1,274,109,225	(756,336,066)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(521,966,156)	(560,509,063)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	111,916,067	4,133,365,853

NET ASSETS
Total increase in net assets	864,059,136	2,816,520,724
Beginning of period	14,744,730,496	11,928,209,772

End of period	$15,608,789,632	$14,744,730,496

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/19 (unaudited)		Year Ended 10/31/18	Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Year Ended 10/31/14

Net asset value, beginning of period	$104.57		$115.92	$114.74	$108.36	$114.15	$110.96

Net investment income(a)	2.73		5.07	5.33	5.39	5.08	4.86
Net realized and unrealized gain (loss)(b)	5.78		(11.50)	1.02	6.57	(5.75)	3.17

Net increase (decrease) from investment operations	8.51		(6.43)	6.35	11.96	(0.67)	8.03

Distributions(c)
From net investment income	(3.54)		(4.92)	(5.17)	(5.58)	(5.12)	(4.84)

Total distributions	(3.54)		(4.92)	(5.17)	(5.58)	(5.12)	(4.84)

Net asset value, end of period	$109.54		$104.57	$115.92	$114.74	$108.36	$114.15

Total Return
Based on net asset value	8.32	%(d)	(5.68)%	5.74%	11.35%	(0.55)%	7.45%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.54%	0.59%	0.60%	0.60%

Total expenses after fees waived	0.39	%(e)	0.39%	0.40%	0.40%	0.40%	0.59%

Net investment income	5.17	%(e)	4.60%	4.69%	4.81%	4.61%	4.35%

Supplemental Data
Net assets, end of period (000)	$15,608,790		$14,744,730	$11,928,210	$9,649,296	$4,464,443	$5,147,968

Portfolio turnover rate(f)	6	%(d)	15%	26%	32%	24%	52%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

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Notes to Financial Statements  (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.3800
Over $33 billion, up to and including $47 billion	0.3610
Over $47 billion	0.3430

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended April 30, 2019, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$652,818	$8,818,919

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$976,736,160	$854,218,379

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$4,353,438,084	$4,421,393,427

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $160,819,685 available to offset future realized capital gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$15,892,794,008	$170,378,323	$(623,349,044)	$(452,970,721)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

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Notes to Financial Statements  (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Year Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan USD Emerging Markets Bond
Shares sold	43,500,000	$4,614,041,392	98,900,000	$10,877,622,219
Shares redeemed	(42,000,000)	(4,502,125,325)	(60,800,000)	(6,744,256,366)

Net increase	1,500,000	$111,916,067	38,100,000	$4,133,365,853

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

N O T E S T O F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements  (unaudited) (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Glossary of Terms Used in this Report

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶	iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca

▶	iShares Commodities Select Strategy ETF | COMT | NASDAQ

▶	iShares Gold Strategy ETF | IAUF | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of April 30, 2019	iShares® Bloomberg Roll Select Commodity Strategy ETF

Investment Objective

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to provide exposure, on a total return basis, to a diversified group of commodities. The Fund seeks to achieve its investment objective by investing in exchange-traded futures contracts on the Bloomberg Roll Select Commodity Index. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.77)%	(9.53)%	(6.62)%	(9.53)%	(7.10)%
Fund Market	(2.78)	(9.41)	(6.48)	(9.41)	(6.96)
Bloomberg Roll Select Commodity Index	(2.66)	(9.46)	(6.43)	(9.46)	(6.90)

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

The Bloomberg Roll Select Commodity Index is an unmanaged index that aims to reflect the performance of a diversified group of commodities, while also seeking to minimize the effect of contango and maximize the effect of backwardation in connection with periodically switching or “rolling” into new futures contracts.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$972.30	$0.59	$1,000.00	$1,024.20	$0.60	0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Commercial Paper	60.6%
U. S. Treasury Obligations	23.9
Money Market Funds	11.4
Cash	4.1
Other assets, less liabilities	0.0

COMMODITIES EXPOSURE

Sector Exposure(a)	Percent of Exposure
Energy Futures	34.2%
Agriculture Futures	26.5
Industrial Metals Futures	18.0
Precious Metals Futures	15.2
Livestock Futures	6.1

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Index.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2019	iShares® Commodities Select Strategy ETF

Investment Objective

The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

			Average Annual Total Returns		Cumulative Total Returns
	6 Months		1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.51	)%(a)	(4.01)%	(4.89)%	(4.01)%	(20.38)%
Fund Market	(1.44)		(4.10)	(4.91)	(4.10)	(20.45)
S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR	(1.53)		(4.52)	N/A	(4.52)	N/A
S&P GSCITM (USD) TR	(3.23)		(5.06)	(9.77)	(5.06)	(37.29)

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

The S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR is an unmanaged index that is designed to measure the performance of a multi-asset allocation strategy that consists of a futures-based commodities index and an equity-based index that is based on various commodity-related GICS subsectors. The inception date of this index was April 17, 2017. The average annual and cumulative total returns for the period April 17, 2017 through April 30, 2019 were 4.56% and 9.51% respectively.

The S&P GSCITM (USD) TR is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$984.90	$2.36		$1,000.00	$1,022.40	$2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR AND INVESTMENT TYPE

Sector and Investment Type	Percent of Net Assets
Energy Equities	13.0%
Specialty Chemicals Equities	6.6
Industrial Metals Equities	5.0
Agriculture Equities	4.2
Precious Metals Equities	1.4
Short-term	69.0
Cash	3.6
Other Assets, Less Liabilities	(2.8)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Energy Futures	32.2%
Agriculture Futures	15.0
Industrial Metals Futures	10.7
Livestock Futures	7.6
Precious Metals Futures	4.3

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2019	iShares® Gold Strategy ETF

Investment Objective

The iShares Gold Strategy ETF (the “Fund”) seeks to provide exposure, on a total return basis, to the price performance of gold. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	5.35%	(1.47)%
Fund Market	5.24	(1.39)
Bloomberg Composite Gold Index	5.50	(1.36)

The inception date of the Fund was 6/6/18. The first day of secondary market trading was 6/8/18.

The Bloomberg Composite Gold Index is an unmanaged index comprised of exchange -traded gold futures contracts and one or more exchange-traded products backed by or linked to physical gold. The index is designed to track the price performance of gold.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/18)	Ending Account Value (04/30/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,053.50	$0.97		$1,000.00	$1,023.90	$0.95		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
U. S. Treasury Obligations	61.0%
Commercial Paper	15.3
Money Market Funds	3.2
Grantor Trust	20.7
Cash	2.3
Other assets, less liabilities	(2.5)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets
Gold Futures	76.3%

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2019	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Short-Term Investments

Commercial Paper — 60.6%
Banco Santander SA, 2.42%, 05/03/19(a)	$500,000	$499,899
Barton Capital Corp., 2.55%, 05/29/19(a)	250,000	249,490
Cancara Asset Securitisation LLC, 2.62%, 07/15/19(a)	1,600,000	1,591,383
Comcast Corp., 2.67%, 05/17/19(a)	1,200,000	1,198,490
Electricite de France SA, 2.65%, 05/17/19(a)	750,000	749,056
Federation des Caisses Desjardins du Quebec, 2.52%, 07/23/19(a)	1,500,000	1,491,110
Hitachi Capital America Corp., 2.70%, 05/28/19(a)	1,300,000	1,297,271
Keurig Dr Pepper Inc., 2.76%, 05/09/19(a)	1,600,000	1,598,950
Manhattan Asset Funding Co., LLC, 2.57%, 06/05/19(a)	1,500,000	1,496,253
Mitsubishi UFJ, 2.42%, 05/07/19(a)	1,400,000	1,399,341
National Securities Clearing Corp., 2.54%, 05/06/19(a)	1,250,000	1,249,499
NextEra Energy Capital Holdings Inc., 2.78%, 06/07/19(a)(b)	1,600,000	1,595,421
Nissan Motor Acceptance Corp., 2.54%, 06/03/19(a)	1,300,000	1,296,895
Oversea-Chinese Banking Corp. Ltd., 2.57%, 07/24/19(a)	1,400,000	1,391,548
Parker-Hannifin Corp., 2.43%, 05/06/19(a)	1,500,000	1,499,393
PSP Capital Inc., 2.53%, 07/08/19(a)	1,400,000	1,393,329
United Overseas Bank Ltd., 2.56%, 06/20/19(a)	1,600,000	1,594,424
Versailles CDS LLC, 2.58%, 06/10/19(a)	250,000	249,287
Victory Receivables Corp., 2.58%, 06/18/19(a)	300,000	298,973
Wal-Mart Stores Inc., 2.45%, 06/03/19(a)	1,400,000	1,396,769

		23,536,781

U.S. Treasury Obligations — 23.9%
U.S. Treasury Bill
2.43%, 05/14/19(a)	500,000	499,570
2.43%, 05/16/19(a)	650,000	649,351

Security	Par/ Shares	Value
U.S. Treasury Obligations (continued)
2.43%, 06/04/19(a)	$2,300,000	$2,294,821
2.44%, 05/07/19(a)	3,350,000	3,348,676
2.44%, 05/21/19(a)	2,500,000	2,496,675

		9,289,093

Money Market Funds — 11.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	4,397,413	4,397,413

Total Short-Term Investments — 95.9% (Costs: $37,224,024)		37,223,287

Total Investments in Securities — 95.9% (Cost: $37,224,024)		37,223,287

Other Assets, Less Liabilities — 4.1%		1,605,485

Net Assets — 100.0%		$38,828,772

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,904,926	(3,507,513)	4,397,413	$4,397,413	$66,511	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	1,909	06/19/19	$38,741	$32,573

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Bloomberg Roll Select Commodity Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Commodity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$32,573

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(1,804,871)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$206,315

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,119,681

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Commercial Paper	$—	$23,536,781	$—	$23,536,781
U.S. Treasury Obligations	—	9,289,093	—	9,289,093
Money Market Funds	4,397,413	—	—	4,397,413

	$4,397,413	$32,825,874	$—	$37,223,287

Derivative financial instruments(a)
Assets
Futures Contracts	$32,573	$—	$—	$32,573

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agricultural & Farm Machinery — 1.7%
AGCO Corp.	5,594	$395,943
CNH Industrial NV	86,475	942,577
Deere & Co.	27,719	4,591,098
Lindsay Corp.	939	79,815
Toro Co. (The)	9,237	675,687

		6,685,120

Agricultural Products — 0.9%
Archer-Daniels-Midland Co.	48,745	2,174,027
Bunge Ltd.	12,279	643,542
Darling Ingredients Inc.(a)	14,330	312,537
Ingredion Inc.	5,802	549,740

		3,679,846

Aluminum — 0.1%
Alcoa Corp.(a)	10,257	273,657
Constellium NV, Class A(a)	6,435	60,103
Kaiser Aluminum Corp.	885	87,084

		420,844

Coal & Consumable Fuels — 0.1%
Arch Coal Inc., Class A	366	35,495
Cameco Corp.(b)	8,190	90,417
CONSOL Energy Inc.(a)	558	18,916
Peabody Energy Corp.	1,658	47,701

		192,529

Copper — 0.3%
Freeport-McMoRan Inc.	79,693	981,021
Southern Copper Corp.	4,677	179,690

		1,160,711

Diversified Metals & Mining — 2.9%
BHP Group Ltd., ADR	80,938	4,285,667
BHP Group PLC, ADR	58,079	2,737,263
Compass Minerals International Inc.	1,863	106,918
Materion Corp.	1,113	64,588
Rio Tinto PLC, ADR	61,068	3,596,905
Teck Resources Ltd., Class B	27,554	651,652

		11,442,993

Fertilizers & Agricultural Chemicals — 1.6%
CF Industries Holdings Inc.	19,398	868,642
FMC Corp.	11,719	926,504
Mosaic Co. (The)	30,864	805,859
Nutrien Ltd.	52,547	2,846,997
Scotts Miracle-Gro Co. (The)	3,420	290,768
Sociedad Quimica y Minera de Chile SA, ADR(b)	8,067	287,508

		6,026,278

Gold — 1.2%
Agnico Eagle Mines Ltd.(b)	12,929	535,390
Barrick Gold Corp.(b)	96,329	1,225,305
Cia. de Minas Buenaventura SAA, ADR	11,943	193,596
Franco-Nevada Corp.	10,288	737,444
Kinross Gold Corp.(a)(b)	68,760	218,657
Newmont Goldcorp Corp.	44,945	1,395,991
Royal Gold Inc.	3,603	313,677

		4,620,060

Integrated Oil & Gas — 7.2%
BP PLC, ADR	69,775	3,051,261
Cenovus Energy Inc.(b)	21,103	209,131
Chevron Corp.	39,318	4,720,519

Security	Shares	Value

Integrated Oil & Gas (continued)
China Petroleum & Chemical Corp., ADR	5,279	$405,110
Ecopetrol SA, ADR(b)	5,105	94,391
Eni SpA, ADR(b)	26,321	893,072
Equinor ASA, ADR(b)	22,573	500,895
Exxon Mobil Corp.	87,676	7,038,629
Imperial Oil Ltd.(b)	4,836	140,631
Occidental Petroleum Corp.	15,510	913,229
PetroChina Co. Ltd., ADR	4,366	276,324
Petroleo Brasileiro SA, ADR	30,801	469,099
Royal Dutch Shell PLC, Class A, ADR	45,834	2,911,834
Royal Dutch Shell PLC, Class B, ADR	38,753	2,514,682
Suncor Energy Inc.	32,798	1,082,334
Total SA, ADR	52,262	2,909,426

		28,130,567

Oil & Gas Drilling — 0.1%
Ensco Rowan PLC, Class A	4,073	56,900
Helmerich & Payne Inc.	2,264	132,489
Nabors Industries Ltd.	6,722	23,527
Patterson-UTI Energy Inc.	4,421	60,082
Transocean Ltd.(a)	10,478	82,357

		355,355

Oil & Gas Equipment & Services — 0.8%
Apergy Corp.(a)	1,601	63,544
Archrock Inc.	2,777	28,075
Baker Hughes a GE Co.	10,624	255,188
C&J Energy Services Inc.(a)	1,327	18,644
Cactus Inc., Class A(a)	959	34,812
Core Laboratories NV	917	58,129
Dril-Quip Inc.(a)	753	32,801
Halliburton Co.	18,056	511,526
Helix Energy Solutions Group Inc.(a)	2,875	22,482
McDermott International Inc.(a)	3,741	30,265
National Oilwell Varco Inc.	7,934	207,395
Oceaneering International Inc.(a)	2,045	39,264
Oil States International Inc.(a)	1,249	24,131
ProPetro Holding Corp.(a)	1,535	33,970
Schlumberger Ltd.	28,680	1,224,062
TechnipFMC PLC.	8,804	216,490
Tenaris SA, ADR	4,886	135,538
U.S. Silica Holdings Inc.	1,509	23,872

		2,960,188

Oil & Gas Exploration & Production — 2.4%
Anadarko Petroleum Corp.	10,338	753,123
Antero Resources Corp.(a)	4,471	32,415
Apache Corp.	7,768	255,645
Cabot Oil & Gas Corp.	8,761	226,822
California Resources Corp.(a)	993	20,933
Callon Petroleum Co.(a)	4,715	35,410
Canadian Natural Resources Ltd.	24,872	745,663
Carrizo Oil & Gas Inc.(a)	1,748	22,409
Centennial Resource Development Inc./DE, Class A(a)	3,937	41,457
Chesapeake Energy Corp.(a)	21,610	62,885
Cimarex Energy Co.	2,099	144,117
CNOOC Ltd., ADR	3,326	604,268
CNX Resources Corp.(a)	4,104	36,772
Concho Resources Inc.	4,151	478,942
ConocoPhillips	23,474	1,481,679
Continental Resources Inc./OK(a)	1,790	82,322
Denbury Resources Inc.(a)	9,430	21,029

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Devon Energy Corp.	9,070	$291,510
Diamondback Energy Inc.	3,197	340,129
Encana Corp.	30,952	214,497
EOG Resources Inc.	12,003	1,152,888
EQT Corp.	5,272	107,812
Gulfport Energy Corp.(a)	3,028	19,833
Hess Corp.	5,267	337,720
Kosmos Energy Ltd.	4,864	32,540
Magnolia Oil & Gas Corp.(a)(b)	1,769	23,315
Marathon Oil Corp.	16,937	288,607
Matador Resources Co.(a)	2,143	42,196
Murphy Oil Corp.	3,366	91,690
Noble Energy Inc.	10,007	270,790
Oasis Petroleum Inc.(a)	5,593	34,117
Parsley Energy Inc., Class A(a)	5,451	108,802
PDC Energy Inc.(a)	1,369	59,538
Pioneer Natural Resources Co.	3,484	579,947
QEP Resources Inc.(a)	4,891	36,780
Range Resources Corp.	4,297	38,845
SM Energy Co.	2,137	34,042
Southwestern Energy Co.(a)	11,202	44,248
SRC Energy Inc.(a)	5,034	30,959
Whiting Petroleum Corp.(a)	1,883	51,575
WPX Energy Inc.(a)	8,179	113,606

		9,391,877

Oil & Gas Refining & Marketing — 0.7%
Cosan Ltd., Class A	2,495	30,489
CVR Energy Inc.	603	27,503
Delek U.S. Holdings Inc.	1,475	54,663
HollyFrontier Corp.	3,251	155,170
Marathon Petroleum Corp.	13,939	848,467
PBF Energy Inc., Class A	2,480	83,278
Phillips 66	8,681	818,358
Valero Energy Corp.	8,642	783,484
World Fuel Services Corp.	1,390	42,882

		2,844,294

Oil & Gas Storage & Transportation — 1.5%
Cheniere Energy Inc.(a)	4,572	294,208
Enbridge Inc.	41,846	1,545,791
Equitrans Midstream Corp.	4,209	87,673
Golar LNG Ltd.	2,096	40,956
Kinder Morgan Inc./DE	40,284	800,443
ONEOK Inc.	8,517	578,560
Pembina Pipeline Corp.	10,513	375,945
SemGroup Corp., Class A	1,418	18,519
Ship Finance International Ltd.	1,902	24,270
Targa Resources Corp.	4,745	190,512
TransCanada Corp.	19,081	911,309
Ultrapar Participacoes SA, ADR	17,961	96,271
Williams Companies Inc. (The)	25,059	709,921

		5,674,378

Silver — 0.2%
Hecla Mining Co.	26,563	55,783
Wheaton Precious Metals Corp.	24,437	529,794

		585,577

Specialty Chemicals — 6.6%
A Schulman Inc.(c)	1,888	817
Albemarle Corp.	9,204	690,852
Ashland Global Holdings Inc.	5,450	438,888

Security	Shares/ Par	Value

Specialty Chemicals (continued)
Axalta Coating Systems Ltd.(a)	18,147	$489,606
Balchem Corp.	2,809	285,142
Celanese Corp.	11,149	1,202,866
DowDuPont Inc.	196,235	7,545,236
Ecolab Inc.	22,046	4,058,228
Element Solutions Inc.(a)	20,209	219,470
Ferro Corp.(a)	7,246	129,486
GCP Applied Technologies Inc.(a)	6,281	180,830
HB Fuller Co.	4,426	216,741
Ingevity Corp.(a)	3,622	416,566
Innospec Inc	2,127	180,412
International Flavors & Fragrances Inc.	8,816	1,214,757
Kraton Corp.(a)	2,778	91,174
Livent Corp.(a)	12,707	136,981
Minerals Technologies Inc.(b)	3,066	192,453
NewMarket Corp.	759	318,461
PolyOne Corp.	6,764	186,957
PPG Industries Inc.	20,531	2,412,392
Quaker Chemical Corp.(b)	1,161	259,855
RPM International Inc.	11,457	694,867
Sensient Technologies Corp.	3,681	258,112
Sherwin-Williams Co. (The)	7,101	3,229,748
Stepan Co.	1,764	163,241
WR Grace & Co.	5,813	439,347

		25,653,485
Steel — 1.7%
Allegheny Technologies Inc.(a)(b)	6,912	172,247
ArcelorMittal	35,194	768,637
Carpenter Technology Corp.	2,606	129,440
Cleveland-Cliffs Inc.	16,093	160,769
Commercial Metals Co.	6,469	111,849
Nucor Corp.	16,795	958,490
POSCO, ADR(b)	17,646	973,530
Reliance Steel & Aluminum Co.	3,689	339,240
Steel Dynamics Inc.	12,625	399,960
Ternium SA, ADR	2,915	71,855
U.S. Steel Corp.	9,527	148,621
Vale SA, ADR	171,474	2,191,438
Warrior Met Coal Inc.	2,353	72,943
Worthington Industries Inc.	2,159	86,641

		6,585,660

Total Common Stocks — 30.0% (Cost: $125,222,370)		116,409,762

Preferred Stocks

Integrated Oil & Gas — 0.2%
Petroleo Brasileiro SA, Preference Shares, ADR	45,210	623,898

Steel — 0.0%
Gerdau SA, Preference Shares, ADR	57,356	205,335

Total Preferred Stocks — 0.2% (Cost: $697,833)		829,233

Short-Term Investments

Certificates of Deposit — 2.0%
MUFG Bank Ltd., 2.90%,08/15/19	$4,950,000	4,954,840

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Commodities Select Strategy ETF (Percentages shown are based on Net Assets)

Security	Par	Value

Certificates of Deposit (continued)
Royal Bank of Canada, 3.07%, 11/27/19	$2,700,000	$2,708,048

		7,662,888

Commercial Paper — 44.4%
Banco Santander SA, 2.59%, 07/16/19(d)	5,000,000	4,970,709
Barton Capital Corp.
2.51%, 06/24/2019(d)	1,200,000	1,195,295
2.55%, 05/29/2019(d)	3,750,000	3,742,348
Bedford Row Funding Corp., 2.79%, 05/02/19(d)	3,500,000	3,499,519
Bell Canada Inc., 2.87%, 07/05/19(d)	8,200,000	8,158,598
Charta LLC, 2.67%, 08/13/19(d)	9,000,000	8,932,406
CIESCO LLC, 2.92%, 05/29/19(d)	3,500,000	3,492,982
Comcast Corp., 2.67%, 05/17/19(d)	2,000,000	1,997,483
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 2.61%, 09/05/19(d)	10,000,000	9,909,511
Electricite de France SA, 2.65%, 05/17/19(d)	2,417,000	2,413,958
Enbridge (US) Inc., 3.03%, 06/13/19(d)	4,500,000	4,485,045
Erste Abwicklungsanstalt, 2.55%, 07/05/19(d)	3,020,000	3,006,203
Federation des Caisses Desjardins du Quebec, 2.52%, 07/23/19(d)	1,000,000	994,073
Gotham Funding Corp., 2.54%, 07/29/19(d)	2,000,000	1,987,050
Jupiter Sector Co. LLC, 2.65%, 09/03/19(d)	8,000,000	7,927,704
Keurig Dr Pepper Inc., 2.76%, 05/09/19(d)	2,500,000	2,498,359
La Fayette Asset Securitization LLC, 2.59%, 06/04/19(d)	2,000,000	1,995,145
Mondelez International Inc., 2.78%, 07/09/19(d)	10,900,000	10,841,143
National Securities Clearing Corp., 2.54%, 05/06/19(d)	5,000,000	4,997,994
NextEra Energy Capital Holdings Inc., 2.78%, 06/07/19(d)(e)	2,000,000	1,994,277
Nieuw Amsterdam Receivables Corp., 2.57%, 06/04/19(d)	5,000,000	4,987,765
Nissan Motor Acceptance Corp., 2.54%, 06/03/19(d)	9,700,000	9,676,832
Old Line Funding LLC, 2.75%, 06/05/19(d)	4,000,000	3,990,008
Parker-Hannifin Corp., 2.76%, 05/22/19(d)	10,000,000	9,984,930
PSP Capital Inc., 2.53%, 07/08/19(d)	3,000,000	2,985,706
Societe Generale SA, 2.88%, 09/03/19(d)	5,000,000	4,955,060
Suncor Energy Inc., 2.96%, 05/06/19(d)	5,000,000	4,997,810
Telstra Corp. Ltd., 2.61%, 05/02/19(d)	8,250,000	8,248,801
Toronto-Dominion Bank (The), 2.77%, 06/13/19, (3 mo. LIBOR US + 0.160%)(f)	5,000,000	5,001,454
United Overseas Bank Ltd., 2.56%, 06/20/19(d)	5,000,000	4,982,575
Verizon Communications Inc., 2.69%, 06/03/19(d)	10,000,000	9,974,453

Security	Par/ Shares	Value

Commercial Paper (continued)
Versailles CDS LLC, 2.58%, 06/10/19(d)	$4,000,000	$3,988,588
Victory Receivables Corp., 2.58%, 06/18/19(d)	3,000,000	2,989,730
VW Credit Inc., 2.83%, 06/05/19(d)	2,014,000	2,008,546
Westpac Banking Corp., 3.10%, 11/01/19(d)	5,000,000	4,933,683

		172,745,743

U.S. Treasury Obligations — 10.6%
U.S. Treasury Bill
2.44%, 05/07/19(d)	6,900,000	6,897,274
2.45%, 05/28/19(d)	21,600,000	21,561,374
2.46%, 10/31/19(d)	13,000,000	12,843,251

		41,301,899

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(g)(h)(i)	3,777,968	3,779,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(g)(h)	42,730,365	42,730,365

		46,509,844

Total Short-Term Investments — 69.0% (Costs: $268,189,347)		268,220,374

Total Investments in Securities — 99.2% (Cost: $394,109,550)		385,459,369

Other Assets, Less Liabilities — 0.8%		3,010,271

Net Assets — 100.0%		$388,469,640

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,372,232	(9,594,264)	3,777,968	$3,779,479	$30,279	(b)	$(85)	$106
BlackRock Cash Funds: Treasury, SL Agency Shares	195,565,236	(152,834,871)	42,730,365	42,730,365	1,263,754		—	—

				$46,509,844	$1,294,033		$(85)	$106

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Commodities Select Strategy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Aluminum	291	12/16/20	$13,973	$(626,654)
Brent Crude Oil	539	05/31/19	38,840	828,758
Cattle Feeder	69	08/29/19	5,146	(116,855)
Cocoa	57	07/16/19	1,345	37,472
Coffee	64	03/19/20	2,460	(68,685)
Copper	107	12/16/20	17,301	(82,629)
Corn	951	12/13/19	18,117	(401,345)
Cotton	141	12/06/19	5,336	148,398
Gasoline RBOB	111	09/30/19	8,471	225,785
Gold	117	10/29/19	15,183	(208,392)
KC HRW Wheat	189	07/12/19	3,723	(1,445,976)
Lead	52	06/19/19	2,497	(191,996)
Lean Hogs	283	08/14/19	10,536	877,686
Live Cattle	303	06/28/19	13,847	147,803
Low Sulphur Gasoil	181	12/10/20	11,240	(777,559)
Natural Gas	217	03/27/20	5,570	(112,841)
Nickel	39	07/17/19	2,853	(212,250)
NY Harbor ULSD	104	05/31/19	9,076	66,344
Silver	21	12/27/19	1,596	(69,991)
Soybean	259	03/13/20	11,574	(698,153)
Sugar	427	06/28/19	5,901	(239,022)
Wheat	464	07/12/19	9,947	(3,011,793)
WTI Crude Oil	836	02/20/20	51,807	217,033
Zinc	66	06/19/19	4,737	368,802

				$(5,346,060)

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Commodity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,918,081

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,264,141

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(38,936,806)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$10,456,697

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$350,574,814

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Commodities Select Strategy ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$116,408,945	$—	$817	$116,409,762
Preferred Stocks	829,233	—	—	829,233
Certificates of Deposit	—	7,662,888	—	7,662,888
Commercial Paper	—	172,745,743	—	172,745,743
U.S. Treasury Obligations	—	41,301,899	—	41,301,899
Money Market Funds	46,509,844	—	—	46,509,844

	$163,748,022	$221,710,530	$817	$385,459,369

Derivative financial instruments(a)
Assets
Futures Contracts	$2,918,081	$—	$—	$2,918,081
Liabilities
Futures Contracts	(8,264,141)	—	—	(8,264,141)

	$(5,346,060)	$—	$—	$(5,346,060)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) April 30, 2019	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par	Value

Grantor Trust

Grantor Trust — 20.7%
iShares Gold Trust(a)(b)	82,327	$1,011,799

Total Grantor Trust (Cost: $1,007,265)		1,011,799

Short-Term Investments

Commercial Paper — 15.3%
Electricite de France SA, 2.65%, 05/17/19(c)	$250,000	249,685
Mitsubishi UFJ, 2.42%, 05/07/19(c)	250,000	249,883
Parker-Hannifin Corp., 2.76%, 05/22/19(c)	250,000	249,623

		749,191

U.S. Treasury Obligations — 61.0%
U.S. Treasury Bill
2.41%, 05/02/19(c)	175,000	174,988
2.41%, 05/09/19(c)	225,000	224,881
2.41%, 05/23/19(c)	250,000	249,639
2.42%, 06/06/19(c)	225,000	224,465
2.43%, 05/14/19(c)	810,000	809,303
2.43%, 05/16/19(c)	250,000	249,750
2.43%, 06/04/19(c)	250,000	249,437

Security	Par/ Shares	Value

U.S. Treasury Obligations (continued)
2.44%, 05/07/19(c)	$200,000	$199,921
2.44%, 05/21/19(c)	250,000	249,667
2.45%, 05/28/19(c)	350,000	349,374

		2,981,425

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(d)	154,867	154,867

Total Short-Term Investments — 79.5% (Costs: $3,885,491)		3,885,483

Total Investments in Securities — 100.2% (Cost: $4,892,756)		4,897,282

Other Assets, Less Liabilities — (0.2)%		(9,169)

Net Assets — 100.0%		$4,888,113

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended April 30, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,592	153,275	(b)	—	154,867	$154,867	$1,629	$—	$—
iShares Gold Trust	84,019	23,783		(25,475)	82,327	1,011,799	—	(2,897)	59,899

						$1,166,666	$1,629	$(2,897)	$59,899

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold	29	06/26/19	$3,729	$(79,695)

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Gold Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of April 30, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Commodity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$79,695

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended April 30, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Commodity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$177,019

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(26,867)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,698,370

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$1,011,799	$—	$—	$1,011,799
Commercial Paper	—	749,191	—	749,191
U.S. Treasury Obligations	—	2,981,425	—	2,981,425
Money Market Funds	154,867	—	—	154,867

	$1,166,666	$3,730,616	$—	$4,897,282

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(79,695)	$—	$—	$(79,695)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Statements of Assets and Liabilities (unaudited) April 30, 2019

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF	iShares Gold Strategy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$32,825,874	$338,949,525	$3,730,616
Affiliated(c)	4,397,413	46,509,844	1,166,666
Cash	124,372	—	—
Foreign currency, at value(d)	—	253	—
Cash pledged:
Futures contracts	1,485,000	14,164,448	110,000
Receivables:
Investments sold	—	13,619,537	—
Securities lending income — Affiliated	—	4,695	—
Variation margin on futures contracts	—	—	12,171
Dividends	9,933	359,494	270
Tax reclaims	—	13,135	—

Total assets	38,842,592	413,620,931	5,019,723

LIABILITIES
Bank overdraft	—	400,350	130,859
Collateral on securities loaned, at value	—	3,779,783	—
Payables:
Investments purchased	—	20,617,662	—
Variation margin on futures contracts	5,664	195,689	—
Investment advisory fees	8,156	157,807	751

Total liabilities	13,820	25,151,291	131,610

NET ASSETS	$38,828,772	$388,469,640	$4,888,113

NET ASSETS CONSIST OF:
Paid-in capital	$40,287,358	$466,770,728	$4,758,904
Accumulated earnings (loss)	(1,458,586)	(78,301,088)	129,209

NET ASSETS	$38,828,772	$388,469,640	$4,888,113

Shares outstanding	850,000	11,700,000	100,000

Net asset value	$45.68	$33.20	$48.88

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$3,663,643	$—
(b) Investments, at cost — Unaffiliated	$32,826,611	$347,600,222	$3,730,624
(c) Investments, at cost — Affiliated	$4,397,413	$46,509,328	$1,162,132
(d) Foreign currency, at cost	$—	$253	$—

See notes to consolidated financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Operations  (unaudited)

Six Months Ended April 30, 2019

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodities Select Strategy ETF	iShares Gold Strategy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$2,585,413	$—
Dividends — Affiliated	66,511	1,263,754	1,629
Interest— Unaffiliated	435,118	2,744,932	45,016
Securities lending income — Affiliated — net	—	30,279	—
Foreign taxes withheld	(14,895)	(288,460)	(27)

Total investment income	486,734	6,335,918	46,618

EXPENSES
Investment advisory fees	54,551	1,043,711	6,051

Total expenses	54,551	1,043,711	6,051
Less:
Investment advisory fees waived	(31,208)	(1,171)	(1,450)

Total expenses after fees waived	23,343	1,042,540	4,601

Net investment income	463,391	5,293,378	42,017

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	82	(8,141,562)	73
Investments — Affiliated	—	(85)	(2,897)
In-kind redemptions — Unaffiliated	—	(1,532,951)	—
Futures contracts	(1,804,871)	(38,936,806)	177,019
Foreign currency transactions	—	(134)	—
Payment by affiliate	—	1,669,892	—

Net realized gain (loss)	(1,804,789)	(46,941,646)	174,195

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,816	8,430,199	61
Investments — Affiliated	—	106	59,899
Futures contracts	206,315	10,456,697	(26,867)
Foreign currency translations	—	27	—

Net change in unrealized appreciation (depreciation)	208,131	18,887,029	33,093

Net realized and unrealized gain (loss)	(1,596,658)	(28,054,617)	207,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,133,267)	$(22,761,239)	$249,305

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	19

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodities Select Strategy ETF
	Six Months Ended 04/30/19 (unaudited)	Period From 04/03/18(a) to 10/31/18	Six Months Ended 04/30/19 (unaudited)	Year Ended 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$463,391	$540,685	$5,293,378	$9,105,327
Net realized gain (loss)	(1,804,789)	(2,480,399)	(46,941,646)	63,034,081
Net change in unrealized appreciation (depreciation)	208,131	(176,295)	18,887,029	(45,275,635)

Net increase (decrease) in net assets resulting from operations	(1,133,267)	(2,116,009)	(22,761,239)	26,863,773

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(644,782)	—	(40,656,950)	(19,895,785)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	42,722,830	(276,850,797)	462,814,807

NET ASSETS
Total increase (decrease) in net assets	(1,778,049)	40,606,821	(340,268,986)	469,782,795
Beginning of period	40,606,821	—	728,738,626	258,955,831

End of period	$38,828,772	$40,606,821	$388,469,640	$728,738,626

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets (continued)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/19 (unaudited)	Period From 06/06/18(a) to 10/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,017	$27,494
Net realized gain (loss)	174,195	(242,981)
Net change in unrealized appreciation (depreciation)	33,093	(108,262)

Net increase (decrease) in net assets resulting from operations	249,305	(323,749)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(37,443)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	5,000,000

NET ASSETS
Total increase in net assets	211,862	4,676,251
Beginning of period	4,676,251	—

End of period	$4,888,113	$4,676,251

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Consolidated Financial Highlights (For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Six Months Ended 04/30/19 (unaudited	)	Period From 04/03/18 to 10/31/18	(a)

Net asset value, beginning of period	$47.77		$50.00

Net investment income(b)	0.55		0.58
Net realized and unrealized loss(c)	(1.88)		(2.81)

Net decrease from investment operations	(1.33)		(2.23)

Distributions(d)
From net investment income	(0.76)		—

Total distributions	(0.76)		—

Net asset value, end of period	$45.68		$47.77

Total Return
Based on net asset value	(2.77	)%(e)	(4.46	)%(e)

Ratios to Average Net Assets
Total expenses	0.28	%(f)	0.28	%(f)

Total expenses after fees waived	0.12	%(f)	0.10	%(f)

Net investment income	2.38	%(f)	2.01	%(f)

Supplemental Data
Net assets, end of period (000)	$38,829		$40,607

Portfolio turnover rate(g)	0	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Commodities Select Strategy ETF
	Six Months Ended 04/30/19 (unaudited	)	Year Ended 10/31/18		Year Ended 10/31/17	Year Ended 10/31/16	Year Ended 10/31/15	Period From 10/15/14 to 10/31/14	(a)

Net asset value, beginning of period	$37.18		$35.97		$32.41	$32.97	$50.68	$50.04

Net investment income (loss)(b)	0.41		0.63		0.31	0.16	0.26	(0.01)
Net realized and unrealized gain (loss)(c)	(1.29)		2.62		3.58	(0.57)	(17.35)	0.65

Net increase (decrease) from investment operations	(0.88)		3.25		3.89	(0.41)	(17.09)	0.64

Distributions(d)
From net investment income	(3.10)		(2.04)		(0.33)	(0.15)	(0.61)	—
Return of capital	—		—		—	—	(0.01)	—

Total distributions	(3.10)		(2.04)		(0.33)	(0.15)	(0.62)	—

Net asset value, end of period	$33.20		$37.18		$35.97	$32.41	$32.97	$50.68

Total Return
Based on net asset value	(1.72	)%(e)(f)	9.29	%(g)	12.08%	(1.23)%	(33.88)%	1.28	%(e)

Ratios to Average Net Assets
Total expenses	0.48	%(h)	0.48%		0.48%	0.48%	0.48%	0.48	%(h)

Total expenses after fees waived	0.48	%(h)	0.48%		0.48%	0.48%	0.48%	0.48	%(h)

Net investment income (loss)	2.43	%(h)	1.66%		0.93%	0.51%	0.68%	(0.23	)%(h)

Supplemental Data
Net assets, end of period (000)	$388,470		$728,739		$258,956	$320,820	$253,857	$20,273

Portfolio turnover rate(i)	21	%(e)	167%		44%	43%	76%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been (1.51)%.
(g)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 9.06%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	23

Consolidated Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Gold Strategy ETF
	Six Months Ended 04/30/19 (unaudited	)	Period From 06/06/18 to 10/31/18	(a)

Net asset value, beginning of period	$46.76		$50.00

Net investment income(b)	0.42		0.27
Net realized and unrealized gain (loss)(c)	2.07		(3.51)

Net increase (decrease) from investment operations	2.49		(3.24)

Distributions(d)
From net investment income	(0.37)		—

Total distributions	(0.37)		—

Net asset value, end of period	$48.88		$46.76

Total Return
Based on net asset value	5.35	%(e)	(6.48	)%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25	%(f)

Total expenses after fees waived	0.19	%(f)	0.19	%(f)

Net investment income	1.74	%(f)	1.45	%(f)

Supplemental Data
Net assets, end of period (000)	$4,888		$4,676

Portfolio turnover rate(g)	26	%(e)	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Non-diversified
Commodities Select Strategy	Diversified
Gold Strategy	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Notes to Consolidated Financial Statements  (unaudited) (continued)

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of April 30, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of April 30, 2019 and the value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Commodities Select Strategy
Barclays Bank PLC	$224,295	$224,295		$—	$—
Barclays Capital Inc.	795,318	795,318		—	—
BNP Paribas Prime Brokerage International Ltd.	378,845	378,845		—	—
BNP Paribas Securities Corp.	403,794	403,794		—	—
Citigroup Global Markets Inc.	172,247	172,247		—	—
Credit Suisse Securities (USA) LLC	309,201	309,201		—	—
Deutsche Bank Securities Inc.	218,873	218,873		—	—
JPMorgan Securities LLC	1,058,308	1,058,308		—	—
State Street Bank & Trust Company	102,762	102,762		—	—

	$3,663,643	$3,663,643		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Funds invest in commodity futures contracts to gain exposure to the applicable commodities markets. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Bloomberg Roll Select Commodity Strategy	0.28%
Commodities Select Strategy	0.48
Gold Strategy	0.25

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF and iShares Commodities Select Strategy ETF through February 29, 2024 and February 28, 2025, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

For the six months ended April 30, 2019, BFA voluntarily waived its investment advisory fees for the iShares Bloomberg Roll Select Commodity Strategy ETF in the amount of $30,512.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares Commodities Select Strategy ETF and its Subsidiary.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the six months ended April 30, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Commodities Select Strategy	$7,315

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

During the six months ended April 30, 2019, the iShares Commodities Select Strategy ETF received a reimbursement of $1,669,892, from an affiliate, which is included in payment by affiliate in the consolidated statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Commodities Select Strategy	$30,139,682	$37,029,988
Gold Strategy	290,387	316,092

For the six months ended April 30, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Commodities Select Strategy	$26,518,859	$109,909,425

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Commodities Select Strategy	$19,737,468

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$37,224,024	$32,997	$(1,161)	$31,836
Commodities Select Strategy	394,845,233	6,047,733	(20,779,639)	(14,731,906)
Gold Strategy	4,892,756	4,565	(79,734)	(75,169)

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Notes to Consolidated Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

The iShares Bloomberg Roll Select Commodity Strategy ETF and iShares Commodities Select Strategy ETF (“COMT”) have substantial exposure to certain commodity markets through investments in commodity-linked instruments and for COMT, through commodity-related equities as well. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.

The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/19		Period Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

Bloomberg Roll Select Commodity Strategy
Shares sold	—	$—	1,000,000	$50,058,752
Shares redeemed	—	—	(150,000)	(7,335,922)

Net increase	—	$—	850,000	$42,722,830

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Notes to Consolidated Financial Statements  (unaudited) (continued)

	Six Months Ended 04/30/19		Period Ended 10/31/18
iShares ETF	Shares	Amount	Shares	Amount

Commodities Select Strategy
Shares sold	2,500,000	$84,446,619	13,900,000	$519,754,209
Shares redeemed	(10,400,000)	(361,297,416)	(1,500,000)	(56,939,402)

Net increase (decrease)	(7,900,000)	$(276,850,797)	12,400,000	$462,814,807

Gold Strategy
Shares sold	—	$—	100,000	$5,000,000

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	31

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Bloomberg Roll Select Commodity Strategy(a)	$0.699757	$—	$0.058810	$0.758567	92%	—%	8%	100%
Commodities Select Strategy(a)	3.031768	—	0.071816	3.103584	98	—	2	100
Gold Strategy(a)	0.330049	—	0.044381	0.374430	88	—	12	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	33

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Information Classification: Confidential

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

Information Classification: Confidential

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	June 28, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 28, 2019

Information Classification: Confidential